UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity's
Broadly Diversified International Equity
Funds

Fidelity® Diversified International Fund
Fidelity International Capital Appreciation Fund
Fidelity Overseas Fund
Fidelity Worldwide Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Fidelity Diversified International Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
	<Click Here>	Report of Independent Registered Public Accounting Firm
Fidelity International Capital Appreciation Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Overseas Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Worldwide Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Diversified International	.99%
Actual		$ 1,000.00	$ 1,046.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class K	.80%
Actual		$ 1,000.00	$ 1,047.30	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class F	.75%
Actual		$ 1,000.00	$ 1,047.30	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	17.1%
Japan	15.1%
United States of America	10.7%
France	9.5%
Switzerland	8.0%
Germany	7.6%
Spain	4.2%
Canada	4.0%
Australia	2.8%
Other	21.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom	17.4%
Japan	14.5%
United States of America	10.4%
France	9.7%
Switzerland	8.9%
Germany	6.9%
Canada	5.3%
Spain	4.7%
Italy	2.9%
Other	19.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	96.3
Short-Term Investments and Net Other Assets	3.1	3.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.0	2.3
Nestle SA (Switzerland, Food Products)	1.9	1.9
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	2.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.4
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.0
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	1.3	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	1.3
Sanofi-Aventis (France, Pharmaceuticals)	1.2	1.1
Banco Santander SA (Spain, Commercial Banks)	1.2	0.8
	14.6
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	22.2
Energy	10.6	9.8
Information Technology	10.6	9.3
Consumer Discretionary	10.3	9.1
Industrials	9.5	9.8
Health Care	9.4	9.1
Consumer Staples	8.9	9.3
Materials	8.8	7.2
Telecommunication Services	5.3	7.0
Utilities	2.2	3.5

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 2.8%
AMP Ltd.	14,400,000	$ 82,614,995
BHP Billiton Ltd. sponsored ADR (d)	6,800,000	494,972,000
Macquarie Group Ltd.	2,050,000	93,454,751
National Australia Bank Ltd.	2,195,128	56,067,897
Newcrest Mining Ltd.	3,000,000	90,532,582
QBE Insurance Group Ltd.	5,650,000	109,436,030
Rio Tinto Ltd.	800,000	52,257,967
Westfield Group unit	3,703,382	43,730,324
TOTAL AUSTRALIA		1,023,066,546
Bailiwick of Jersey - 1.3%
Experian PLC	16,500,000	152,519,614
Informa PLC	28,400,000	171,389,090
Randgold Resources Ltd. sponsored ADR	525,600	44,276,544
WPP PLC	11,775,000	124,825,970
TOTAL BAILIWICK OF JERSEY		493,011,218
Belgium - 1.2%
Ageas (d)	21,048,200	64,660,639
Anheuser-Busch InBev SA NV (d)	8,067,400	391,405,942
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	35,371
Gimv NV	16,250	880,798
TOTAL BELGIUM		456,982,750
Bermuda - 0.7%
Clear Media Ltd. (a)	22,325,000	14,807,930
Huabao International Holdings Ltd.	75,000,000	86,681,862
Li & Fung Ltd.	11,000,000	53,030,067
Seadrill Ltd. (d)	3,793,500	95,565,919
TOTAL BERMUDA		250,085,778
Brazil - 0.8%
Banco Santander (Brasil) SA ADR	5,000,000	58,150,000
BM&F BOVESPA SA	5,600,000	36,894,042
Fibria Celulose SA sponsored ADR (a)(d)	1,700,000	33,745,000
Itau Unibanco Banco Multiplo SA ADR	3,475,000	75,338,000
Vivo Participacoes SA sponsored ADR	3,262,200	86,350,434
TOTAL BRAZIL		290,477,476
Canada - 4.0%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	79,253,592
Air Canada:
warrants 10/27/12 (a)(f)	3,421,100	2,322,928
Class A (a)(f)	6,842,200	15,082,196
Barrick Gold Corp.	1,500,000	65,390,671
Canadian Natural Resources Ltd.	1,466,400	112,887,691
Goldcorp, Inc.	1,475,000	63,734,747
Niko Resources Ltd.	2,275,000	249,282,867
Open Text Corp. (a)	1,000,000	42,344,027
OZ Optics Ltd. unit (a)(g)	102,000	451,860
Painted Pony Petroleum Ltd. (a)(e)(f)	677,100	4,564,195

	Shares	Value
Painted Pony Petroleum Ltd. Class A (a)(e)	2,991,000	$ 20,161,730
PetroBakken Energy Ltd. Class A (d)	2,735,000	74,255,708
Petrobank Energy & Resources Ltd. (a)(d)(e)	5,591,728	281,897,486
Research In Motion Ltd. (a)	500,000	35,595,001
Silver Wheaton Corp. (a)	2,500,000	49,104,507
Suncor Energy, Inc.	9,450,000	323,152,431
Trican Well Service Ltd.	5,000,000	63,471,758
TOTAL CANADA		1,482,953,395
Cayman Islands - 0.2%
Belle International Holdings Ltd.	26,000,000	35,651,130
Hengan International Group Co. Ltd.	5,522,000	42,391,728
TOTAL CAYMAN ISLANDS		78,042,858
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	164,600	113,458,780
BYD Co. Ltd. (H Shares) (a)(d)	4,248,000	37,717,774
China Merchants Bank Co. Ltd. (H Shares)	46,000,000	112,766,548
Global Bio-Chem Technology Group Co. Ltd.	26,639,600	6,104,353
NetEase.com, Inc. sponsored ADR (a)	1,279,400	44,612,678
Tencent Holdings Ltd.	988,000	20,431,838
Tingyi (Cayman Island) Holding Corp.	5,674,000	14,095,539
TOTAL CHINA		349,187,510
Denmark - 1.7%
A.P. Moller - Maersk AS Series B	174	1,461,046
Carlsberg AS Series B	2,024,683	163,646,497
Novo Nordisk AS Series B	4,738,300	389,885,158
William Demant Holding AS (a)	932,700	63,621,189
TOTAL DENMARK		618,613,890
Finland - 0.4%
Fortum Corp. (d)	1,473,700	38,083,556
Nokia Corp. sponsored ADR	7,850,000	95,456,000
TOTAL FINLAND		133,539,556
France - 9.5%
Alstom SA	672,859	39,485,562
Atos Origin SA (a)	1,515,242	76,789,342
AXA SA	85,138	1,703,324
AXA SA sponsored ADR (d)	9,600,000	183,936,000
BNP Paribas SA	4,300,000	295,383,767
Bouygues SA (d)	2,227,761	110,397,546
Cap Gemini SA	5,037,700	253,772,814
CFAO SA	98,119	3,400,780
CNP Assurances (d)	335,211	28,220,179
Credit Agricole SA	2,350,000	33,597,113
Danone (d)	2,600,000	153,210,083
Dassault Aviation SA (d)	36,265	29,947,058
Essilor International SA	1,900,000	115,836,775
Common Stocks - continued
	Shares	Value
France - continued
Euler Hermes SA	309,786	$ 25,626,454
Financiere Marc de Lacharriere SA (Fimalac)	610,000	30,167,046
GDF Suez (d)	2,124,314	75,556,464
Iliad Group SA	722,612	72,258,719
L'Oreal SA (d)	1,200,000	124,722,528
LVMH Moet Hennessy - Louis Vuitton	1,200,000	138,112,933
Pernod-Ricard SA	1,550,000	131,889,980
PPR SA (d)	1,725,000	231,865,457
Renault SA (a)	18,550	859,519
Sanofi-Aventis	6,534,400	445,817,431
Schneider Electric SA (d)	2,104,317	238,926,829
Societe Generale Series A	3,261,000	174,154,548
Technip SA (d)	1,725,000	137,948,113
Total SA	4,500,000	244,860,512
Vallourec SA	527,240	105,029,192
TOTAL FRANCE		3,503,476,068
Germany - 7.0%
adidas AG (d)	31,100	1,819,644
Aixtron AG	1,040,000	32,808,744
Allianz AG sponsored ADR	8,652,300	98,117,082
BASF AG (d)	2,127,627	123,978,845
Bayerische Motoren Werke AG (BMW)	5,100,000	250,894,992
Daimler AG:
(Germany)	50,950	2,595,393
(United States)	2,600,000	132,444,000
Deutsche Boerse AG	3,439,112	266,744,765
Deutsche Post AG	986,783	15,996,409
E.ON AG (d)	8,437,883	310,348,626
Fresenius Medical Care AG & Co. KGaA	2,833,200	152,855,781
Fresenius SE	2,567,000	181,994,258
GEA Group AG	3,600,000	79,846,305
GFK AG	1,600,000	60,099,369
HeidelbergCement AG	1,707,250	105,782,768
Linde AG (d)	1,544,400	184,468,574
MAN SE	231,938	21,877,000
Metro AG (d)	1,000,000	59,827,756
Munich Re Group (d)	850,000	119,602,514
Rheinmetall AG	604,550	42,148,288
RWE AG	23,550	1,930,179
SAP AG	500,000	23,724,999
Siemens AG	26,550	2,592,342
Siemens AG sponsored ADR (d)	2,821,930	275,533,245
Symrise AG	725,000	18,404,769
TOTAL GERMANY		2,566,436,647

	Shares	Value
Greece - 0.2%
Hellenic Telecommunications Organization SA	3,780,568	$ 41,703,508
National Bank of Greece SA (a)	1,770,600	28,470,699
TOTAL GREECE		70,174,207
Hong Kong - 0.9%
Hang Lung Properties Ltd.	17,512,000	62,995,101
Henderson Land Development Co. Ltd.	10,858,000	68,436,179
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,171,600	1,236,143
Hong Kong Exchanges and Clearing Ltd.	4,290,100	70,107,020
Swire Pacific Ltd. (A Shares)	4,000,000	46,379,520
Wharf Holdings Ltd.	15,400,000	83,287,453
TOTAL HONG KONG		332,441,416
India - 0.8%
HDFC Bank Ltd.	1,500,000	66,923,146
Infosys Technologies Ltd.	964,163	58,961,972
Reliance Industries Ltd.	3,280,000	75,995,011
State Bank of India	1,000,000	51,603,972
Tata Steel Ltd.	4,375,340	60,482,343
TOTAL INDIA		313,966,444
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	130,000,000	58,394,289
Ireland - 1.0%
Covidien PLC	2,300,000	110,377,000
CRH PLC	5,997,195	171,520,939
Ingersoll-Rand Co. Ltd.	1,636,000	60,499,280
Ryanair Holdings PLC sponsored ADR (a)	1,000,000	28,160,000
TOTAL IRELAND		370,557,219
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,500,000	205,555,000
Italy - 1.6%
Fiat SpA (d)	10,750,000	141,113,960
Intesa Sanpaolo SpA	30,578,700	100,796,183
Mediaset SpA	16,400,000	129,884,120
Saipem SpA	3,344,400	124,898,531
Unione di Banche Italiane SCpA	6,250,000	77,407,560
TOTAL ITALY		574,100,354
Japan - 15.1%
Aozora Bank Ltd. (a)	1,686,000	2,423,188
Asahi Glass Co. Ltd.	4,900,000	57,904,582
Canon, Inc. sponsored ADR (d)	4,743,300	216,673,944
Denso Corp.	5,800,000	169,271,569
East Japan Railway Co.	1,650,000	110,380,647
Eisai Co. Ltd.	900,000	30,762,295
Fanuc Ltd.	562,000	66,367,793
Common Stocks - continued
	Shares	Value
Japan - continued
Fast Retailing Co. Ltd.	675,000	$ 102,289,591
Honda Motor Co. Ltd.	5,500,000	186,116,456
Hoya Corp.	1,999,500	55,580,694
Ibiden Co. Ltd.	1,600,000	58,085,809
Itochu Corp.	8,481,700	73,486,465
Japan Tobacco, Inc.	44,700	154,913,652
JFE Holdings, Inc.	965,000	34,415,552
JSR Corp.	4,543,500	92,775,823
Jupiter Telecommunications Co.	40,000	40,455,659
Keyence Corp.	931,200	222,960,589
Kyocera Corp.	1,020,700	102,490,240
Mazda Motor Corp.	25,457,000	75,180,309
Mitsubishi Corp.	7,467,600	176,901,155
Mitsubishi UFJ Financial Group, Inc.	84,242,000	439,011,338
Mitsui & Co. Ltd.	11,912,400	179,042,127
Murata Manufacturing Co. Ltd.	1,150,300	68,579,581
NGK Insulators Ltd.	4,111,000	81,023,783
Nintendo Co. Ltd.	481,000	161,589,714
Nippon Telegraph & Telephone Corp.	2,317,900	94,351,838
Nitto Denko Corp.	600,000	23,602,683
NSK Ltd.	11,469,000	87,490,929
Omron Corp.	4,001,300	93,589,441
ORIX Corp.	3,760,000	346,257,854
Promise Co. Ltd. (a)(d)	800,000	7,648,249
Rakuten, Inc.	184,707	143,352,927
Ricoh Co. Ltd.	5,500,000	93,436,929
ROHM Co. Ltd.	1,346,800	100,511,744
Sankyo Co. Ltd. (Gunma)	677,800	31,425,732
Shin-Etsu Chemical Co., Ltd.	1,688,200	97,322,427
SOFTBANK CORP.	6,369,800	142,467,220
Sony Corp. sponsored ADR (d)	1,100,000	37,642,000
Sony Financial Holdings, Inc.	19,800	71,459,598
Sumco Corp.	3,964,900	87,717,762
Sumitomo Corp.	6,500,000	78,276,567
Sumitomo Metal Industries Ltd.	20,000,000	54,290,926
Sumitomo Mitsui Financial Group, Inc.	9,000,000	297,662,442
THK Co. Ltd.	5,000,000	109,922,283
Tokai Carbon Co. Ltd.	6,650,000	38,954,981
Tokyo Electron Ltd.	3,075,600	201,655,718
Toyota Motor Corp. sponsored ADR (d)	3,409,900	262,869,191
Yahoo! Japan Corp.	299,774	114,784,004
TOTAL JAPAN		5,575,376,000
Korea (South) - 2.0%
Amorepacific Corp.	114,628	86,566,981
LG Household & Health Care Ltd.	179,349	48,998,481
NCsoft Corp.	439,573	65,344,829
NHN Corp. (a)	1,000,000	166,699,440

	Shares	Value
Samsung Electronics Co. Ltd.	377,954	$ 287,334,227
Shinhan Financial Group Co. Ltd.	1,928,930	82,041,024
TOTAL KOREA (SOUTH)		736,984,982
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A (a)	2,300,000	89,309,000
SES SA FDR (France) unit	5,100,000	116,899,289
TOTAL LUXEMBOURG		206,208,289
Netherlands - 2.5%
Aegon NV (a)	4,438,000	31,042,872
Akzo Nobel NV	270,000	15,968,126
Gemalto NV	1,700,000	75,788,995
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	138,210	1,234,047
sponsored ADR (a)(d)	11,350,000	100,674,500
Koninklijke Ahold NV	5,600,000	76,796,467
Koninklijke KPN NV	10,000,000	150,046,693
Koninklijke Philips Electronics NV	73,750	2,476,740
Koninklijke Philips Electronics NV (NY Shares) (d)	5,684,500	189,521,230
QIAGEN NV (a)	2,591,000	59,204,350
Randstad Holdings NV (a)	2,500,000	126,686,464
Royal DSM NV	1,306,013	58,342,032
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	66,500	2,023,344
Wolters Kluwer NV (Certificaten Van Aandelen)	1,000,000	20,434,191
TOTAL NETHERLANDS		910,240,051
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,780,000	198,547,600
Norway - 0.9%
DnB NOR ASA (d)	10,150,000	120,142,748
Pronova BioPharma ASA (a)	14,500,000	46,331,984
Storebrand ASA (A Shares) (a)	4,980,000	37,459,767
Telenor ASA (a)	10,155,500	144,390,783
TOTAL NORWAY		348,325,282
Papua New Guinea - 0.3%
Lihir Gold Ltd.	32,000,000	113,052,267
South Africa - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	975,000	40,813,500
Aspen Pharmacare Holdings Ltd. (a)	75,200	850,091
Impala Platinum Holdings Ltd.	4,136,600	118,052,566
Shoprite Holdings Ltd.	728,800	7,794,652
TOTAL SOUTH AFRICA		167,510,809
Spain - 4.2%
Banco Bilbao Vizcaya Argentaria SA	4,250,000	55,903,070
Banco Popular Espanol SA	8,300,000	58,775,274
Banco Santander SA	958,848	12,132,492
Banco Santander SA sponsored ADR	36,000,000	444,240,000
Common Stocks - continued
	Shares	Value
Spain - continued
Cintra Concesiones de Infrastructuras de Transporte SA	5,850,000	$ 51,529,160
Enagas SA	5,000,649	100,297,463
Inditex SA	1,741,185	107,779,626
Prosegur Compania de Seguridad SA (Reg.)	898,000	41,671,151
Red Electrica Corporacion SA	1,700,000	80,554,213
Telefonica SA	25,760,368	583,157,335
TOTAL SPAIN		1,536,039,784
Sweden - 0.6%
H&M Hennes & Mauritz AB (B Shares) (d)	2,400,000	153,168,314
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	4,700,000	54,050,000
TOTAL SWEDEN		207,218,314
Switzerland - 8.0%
Actelion Ltd. (a)	2,500,000	101,398,388
ARYZTA AG	1,599,351	61,113,472
Bank Sarasin & Co. Ltd. Series B (Reg.)	48,400	1,882,713
Clariant AG (Reg.) (a)	1,664,150	22,961,668
Givaudan SA	2,215	1,927,530
Kuehne & Nagel International AG	1,400,000	146,516,163
Nestle SA	14,353,671	702,370,936
Nobel Biocare Holding AG (Switzerland)	1,700,000	37,262,611
Novartis AG sponsored ADR (d)	2,350,000	119,497,500
Petroplus Holdings AG	3,300,000	58,845,264
Roche Holding AG (participation certificate)	3,177,074	501,648,936
Schindler Holding AG (Reg.)	1,300,000	112,919,477
SGS Societe Generale de Surveillance Holding SA (Reg.)	70,000	90,930,577
Sonova Holding AG Class B	1,925,000	238,640,775
Sulzer AG (Reg.)	79,507	7,884,046
Swiss Reinsurance Co.	856,600	37,151,146
Tecan Group AG (e)	911,798	60,573,340
Transocean Ltd. (a)	840,700	60,908,715
UBS AG (a)	4,296,705	66,568,425
UBS AG (NY Shares) (a)	15,050,000	232,071,000
Zurich Financial Services AG	1,310,000	290,433,728
TOTAL SWITZERLAND		2,953,506,410
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	34,500,000	162,028,437
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,339,998	45,960,579
TOTAL TAIWAN		207,989,016
United Kingdom - 17.1%
Anglo American PLC (United Kingdom) (a)	3,400,000	144,398,536

	Shares	Value
AstraZeneca PLC sponsored ADR (d)	848,800	$ 37,542,424
Barclays PLC	55,356,000	284,315,970
BG Group PLC	17,573,000	296,990,753
BHP Billiton PLC	5,367,300	163,844,255
Bovis Homes Group PLC (a)	5,352,100	34,720,482
BP PLC	232,000	2,023,214
BP PLC sponsored ADR (d)	6,650,000	346,797,500
British American Tobacco PLC sponsored ADR	2,208,000	140,097,600
British Land Co. PLC	13,300,000	94,435,070
British Sky Broadcasting Group PLC	2,000,000	18,718,472
BT Group PLC	38,000,000	73,113,329
Burberry Group PLC	940,069	9,626,869
Capita Group PLC	21,597,099	263,380,739
Carphone Warehouse Group PLC (a)	10,428,366	30,676,633
Centrica PLC	659,000	2,959,728
Ensco International Ltd. ADR	2,600,000	122,668,000
GlaxoSmithKline PLC sponsored ADR	1,787,200	66,644,688
HSBC Holdings PLC:
(United Kingdom)	411,871	4,193,289
sponsored ADR (d)	14,600,000	742,993,999
Imperial Tobacco Group PLC	6,287,250	179,087,709
Inchcape PLC (a)	124,790,000	65,332,507
International Power PLC	14,835,892	75,084,742
ITV PLC (a)	29,343,100	30,097,353
Johnson Matthey PLC	1,265,000	33,638,187
Lloyds TSB Group PLC	64,900,000	64,923,475
Man Group PLC	17,000,000	62,751,061
Misys PLC (a)	15,000,355	53,406,412
National Grid PLC	6,319,500	60,930,461
Next PLC	2,400,000	83,862,155
Pearson PLC	8,450,000	135,021,354
Prudential PLC	8,045,000	70,620,948
QinetiQ Group PLC	20,813,408	40,533,790
Reckitt Benckiser Group PLC	8,910,400	462,815,486
Rio Tinto PLC	367,342	18,683,046
Rio Tinto PLC sponsored ADR	4,000,000	203,440,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	164,500	5,122,969
Class A sponsored ADR	5,150,000	323,162,500
Class B ADR	8,200,000	497,576,000
Schroders PLC	2,133,326	45,095,819
Segro PLC	5,650,100	26,863,824
Standard Chartered PLC (United Kingdom)	3,905,300	104,158,165
TalkTalk Telecom Group PLC (a)	20,856,732	40,320,129
Tesco PLC	34,891,000	231,391,333
Vodafone Group PLC	1,115,000	2,470,350
Vodafone Group PLC sponsored ADR	23,500,000	521,700,000
TOTAL UNITED KINGDOM		6,318,231,325
Common Stocks - continued
	Shares	Value
United States of America - 7.6%
Agilent Technologies, Inc. (a)	3,801,000	$ 137,824,260
Allergan, Inc.	1,800,000	114,642,000
AMETEK, Inc.	900,000	38,925,000
Apple, Inc. (a)	140,000	36,556,800
Bank of America Corp.	5,000,000	89,150,000
Burger King Holdings, Inc.	3,500,000	73,850,000
C. R. Bard, Inc.	1,150,000	99,509,500
Citigroup, Inc. (a)	8,100,000	35,397,000
CME Group, Inc.	360,000	118,227,600
Coach, Inc.	1,750,000	73,062,500
CSX Corp.	1,700,000	95,285,000
Danaher Corp.	450,000	37,926,000
Express Scripts, Inc. (a)	1,350,000	135,175,500
Google, Inc. Class A (a)	306,800	161,204,992
Illumina, Inc. (a)	1,027,800	43,033,986
Jacobs Engineering Group, Inc. (a)	799,200	38,537,424
JPMorgan Chase & Co.	2,110,000	89,843,800
Massey Energy Co.	1,838,100	67,329,603
Medco Health Solutions, Inc. (a)	1,350,000	79,542,000
Microsoft Corp.	2,067,600	63,144,504
Morgan Stanley	3,600,000	108,792,000
Newmont Mining Corp.	1,000,000	56,080,000
News Corp. Class A	4,650,000	71,703,000
Occidental Petroleum Corp.	883,500	78,331,110
Pactiv Corp. (a)	1,427,100	36,262,611
Philip Morris International, Inc.	2,870,000	140,859,600
PNC Financial Services Group, Inc.	2,220,000	149,206,200
Pride International, Inc. (a)	2,900,000	87,957,000
Regions Financial Corp.	11,000,000	97,240,000
Schweitzer-Mauduit International, Inc.	700,000	39,844,000
Visa, Inc. Class A	1,800,000	162,414,000
Wells Fargo & Co.	4,625,000	153,133,750
TOTAL UNITED STATES OF AMERICA		2,809,990,740
TOTAL COMMON STOCKS (Cost $31,240,981,295)		35,460,283,490
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	792,000	28,154,169
ProSiebenSat.1 Media AG	3,000,000	56,442,529
Volkswagen AG (d)	1,300,000	124,944,680
TOTAL GERMANY		209,541,378

	Shares	Value
Italy - 0.1%
Fiat SpA	100,000	$ 742,125
Intesa Sanpaolo SpA	18,000,000	47,788,521
TOTAL ITALY		48,530,646
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $246,085,205)		258,072,024
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.21% (b)	1,042,374,131	1,042,374,131
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,400,670,449	3,400,670,449
TOTAL MONEY MARKET FUNDS (Cost $4,443,044,580)		4,443,044,580
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $35,930,111,080)		40,161,400,094
NET OTHER ASSETS - (8.9)%		(3,280,448,077)
NET ASSETS - 100%		$ 36,880,952,017
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,969,319 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $451,860 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,347,013
Fidelity Securities Lending Cash Central Fund	6,214,767
Total	$ 7,561,780
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 49,028,663	$ -	$ 11,699,941	$ -	$ -
easyJet PLC	168,495,470	-	164,901,608	-	-
Informa PLC	163,485,254	-	31,187,195	3,553,461	-
Niko Resources Ltd.	204,266,519	3,327,048	28,865,657	118,870	-
Painted Pony Petroleum Ltd. 144A	3,676,731	-	-	-	4,564,195
Painted Pony Petroleum Ltd. Class A	3,972,148	14,877,651	-	-	20,161,730
Petrobank Energy & Resources Ltd.	239,355,866	5,726,665	-	-	281,897,486
Pronova BioPharma ASA	48,182,882	1,312,775	5,366,726	-	-
Tecan Group AG	67,537,277	-	14,216,644	749,837	60,573,340
Trican Well Service Ltd.	81,839,590	-	27,369,191	285,290	-
Total	$ 1,029,840,400	$ 25,244,139	$ 283,606,962	$ 4,707,458	$ 367,196,751
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,318,231,325	$ 3,002,622,711	$ 3,315,608,614	$ -
Japan	5,575,376,000	1,985,816,989	3,589,559,011	-
France	3,503,476,068	183,936,000	3,319,540,068	-
Switzerland	2,953,506,410	412,477,215	2,541,029,195	-
United States of America	2,809,990,740	2,809,990,740	-	-
Germany	2,775,978,025	506,094,327	2,269,883,698	-
Spain	1,536,039,784	444,240,000	1,091,799,784	-
Canada	1,482,953,395	1,482,501,535	-	451,860
Australia	1,023,066,546	494,972,000	528,094,546	-
Other	7,739,737,221	1,897,650,826	5,842,086,395	-
Money Market Funds	4,443,044,580	4,443,044,580	-	-
Total Investments in Securities:	$ 40,161,400,094	$ 17,663,346,923	$ 22,497,601,311	$ 451,860
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 481,440
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29,580)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 451,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (29,580)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $4,558,512,169 of which $956,598,602 and $3,601,913,567 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010

Assets
Investment in securities, at value (including securities loaned of $3,226,723,308) - See accompanying schedule: Unaffiliated issuers (cost $31,187,416,654)	$ 35,351,158,763
Fidelity Central Funds (cost $4,443,044,580)	4,443,044,580
Other affiliated issuers (cost $299,649,846)	367,196,751
Total Investments (cost $35,930,111,080)		$ 40,161,400,094
Cash		744,351
Foreign currency held at value (cost $29,347,727)		29,393,779
Receivable for investments sold		963,037,782
Receivable for fund shares sold		78,698,389
Dividends receivable		172,797,646
Distributions receivable from Fidelity Central Funds		4,162,032
Prepaid expenses		55,007
Other receivables		3,326,161
Total assets		41,413,615,241

Liabilities
Payable for investments purchased	$ 1,035,629,892
Payable for fund shares redeemed	59,819,379
Accrued management fee	23,538,533
Other affiliated payables	6,783,772
Other payables and accrued expenses	6,221,199
Collateral on securities loaned, at value	3,400,670,449
Total liabilities		4,532,663,224

Net Assets		$ 36,880,952,017
Net Assets consist of:
Paid in capital		$ 37,321,904,161
Undistributed net investment income		181,883,549
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,848,986,730)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,226,151,037
Net Assets		$ 36,880,952,017
Diversified International: Net Asset Value, offering price and redemption price per share ($30,041,085,377 ÷ 1,082,110,487 shares)		$ 27.76

Class K: Net Asset Value, offering price and redemption price per share ($6,469,275,044 ÷ 233,059,951 shares)		$ 27.76

Class F: Net Asset Value, offering price and redemption price per share ($370,591,596 ÷ 13,352,892 shares)		$ 27.75

Statement of Operations

	Six months ended April 30, 2010

Investment Income
Dividends (including $4,707,458 earned from other affiliated issuers)		$ 451,464,879
Interest		1,640
Income from Fidelity Central Funds		7,561,780
		459,028,299
Less foreign taxes withheld		(38,444,205)
Total income		420,584,094

Expenses
Management fee Basic fee	$ 132,115,759
Performance adjustment	1,621,896
Transfer agent fees	40,130,707
Accounting and security lending fees	1,366,969
Custodian fees and expenses	3,432,799
Independent trustees' compensation	103,208
Appreciation in deferred trustee compensation account	8
Registration fees	211,728
Audit	135,439
Legal	139,228
Miscellaneous	289,678
Total expenses before reductions	179,547,419
Expense reductions	(3,263,705)	176,283,714
Net investment income (loss)		244,300,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,463,698)
Other affiliated issuers	(154,042,546)
Capital gain distributions from Fidelity Central Funds	50,714
Foreign currency transactions	(3,407,563)
Total net realized gain (loss)		(159,863,093)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,859,446)	1,583,698,922
Assets and liabilities in foreign currencies	(3,033,424)
Total change in net unrealized appreciation (depreciation)		1,580,665,498
Net gain (loss)		1,420,802,405
Net increase (decrease) in net assets resulting from operations		$ 1,665,102,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,300,380	$ 476,097,261
Net realized gain (loss)	(159,863,093)	(3,390,561,829)
Change in net unrealized appreciation (depreciation)	1,580,665,498	9,739,007,983
Net increase (decrease) in net assets resulting from operations	1,665,102,785	6,824,543,415
Distributions to shareholders from net investment income	(474,506,675)	(412,836,673)
Share transactions - net increase (decrease)	(59,400,508)	129,291,951
Redemption fees	423,282	1,098,454
Total increase (decrease) in net assets	1,131,618,884	6,542,097,147

Net Assets
Beginning of period	35,749,333,133	29,207,235,986
End of period (including undistributed net investment income of $181,883,549 and undistributed net investment income of $412,089,844, respectively)	$ 36,880,952,017	$ 35,749,333,133

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80	$ 26.08
Income from Investment Operations
Net investment income (loss) D	.18	.35	.55	.47	.46	.30
Net realized and unrealized gain (loss)	1.07	4.86	(20.96)	10.23	7.33	4.63
Total from investment operations	1.25	5.21	(20.41)	10.70	7.79	4.93
Distributions from net investment income	(.35)	(.31)	(.47)	(.36)	(.28)	(.15)
Distributions from net realized gain	-	-	(2.57)	(2.51)	(.73)	(.06)
Total distributions	(.35)	(.31)	(3.04)	(2.87)	(1.01)	(.21)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 27.76	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80
Total Return B, C	4.63%	24.32%	(48.04)%	30.37%	25.89%	19.01%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	1.01%	1.04%	.93%	1.01%	1.10%
Expenses net of fee waivers, if any	.99% A	1.01%	1.04%	.93%	1.01%	1.10%
Expenses net of all reductions	.98% A	.99%	1.02%	.91%	.97%	1.07%
Net investment income (loss)	1.28% A	1.58%	1.53%	1.20%	1.32%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,041,085	$ 30,998,270	$ 28,274,961	$ 59,929,942	$ 43,965,189	$ 29,637,193
Portfolio turnover rate F	53% A	54%	49%	51%	59%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.20	.42	.16
Net realized and unrealized gain (loss)	1.08	4.85	(16.57)
Total from investment operations	1.28	5.27	(16.41)
Distributions from net investment income	(.41)	(.36)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 27.76	$ 26.89	$ 21.98
Total Return B, C	4.73%	24.64%	(42.75)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.77%	.88% A
Expenses net of fee waivers, if any	.80% A	.77%	.88% A
Expenses net of all reductions	.78% A	.76%	.87% A
Net investment income (loss)	1.47% A	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,469,275	$ 4,713,909	$ 932,275
Portfolio turnover rate F	53% A	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30,	Year ended October 31,
	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.89	$ 23.29
Income from Investment Operations
Net investment income (loss) D	.21	(.02)
Net realized and unrealized gain (loss)	1.07	3.62
Total from investment operations	1.28	3.60
Distributions from net investment income	(.42)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 27.75	$ 26.89
Total Return B, C	4.73%	15.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.71% A
Expenses net of fee waivers, if any	.75% A	.71% A
Expenses net of all reductions	.73% A	.70% A
Net investment income (loss)	1.52% A	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,592	$ 37,155
Portfolio turnover rate F	53% A	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,226,257,343
Gross unrealized depreciation	(2,071,312,620)
Net unrealized appreciation (depreciation)	$ 4,154,944,723
Tax cost	$ 36,006,455,371

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,242,039,075 and $9,390,630,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 38,606,018.25
Class K	1,524,689.05
	$ 40,130,707

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,510 for the period.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $74,574 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,214,767.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,263,527 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $178.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Diversified International	$ 398,456,261	$ 394,538,470
Class K	74,880,008	18,298,203
Class F	1,170,406	-
Total	$ 474,506,675	$ 412,836,673

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Diversified International
Shares sold	112,441,913	266,412,212	$ 3,117,265,408	$ 5,884,913,394
Conversion to Class K B	-	(113,348,310)	-	(2,310,072,040)
Reinvestment of distributions	13,627,007	20,012,374	384,281,815	380,635,740
Shares redeemed	(197,823,092)	(307,025,690)	(5,516,519,498)	(6,660,643,668)
Net increase (decrease)	(71,754,172)	(133,949,414)	$ (2,014,972,275)	$ (2,705,166,574)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class K
Shares sold	80,643,249	46,252,428	$ 2,258,466,008	$ 1,096,724,275
Conversion from Diversified International B	-	113,393,333	-	2,310,072,040
Reinvestment of distributions	2,657,204	963,570	74,880,008	18,298,203
Shares redeemed	(25,536,224)	(27,732,811)	(709,056,245)	(629,090,058)
Net increase (decrease)	57,764,229	132,876,520	$ 1,624,289,771	$ 2,796,004,460
Class F
Shares sold	12,839,226	1,396,615	$ 355,687,947	$ 38,873,992
Reinvestment of distributions	41,548	-	1,170,406	-
Shares redeemed	(909,545)	(14,952)	(25,576,357)	(419,927)
Net increase (decrease)	11,971,229	1,381,663	$ 331,281,996	$ 38,454,065

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Diversified International are presented for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2010 and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2010

Semiannual Report

Fidelity International Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.00%	$ 1,000.00	$ 1,104.50	$ 5.22
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.84	$ 5.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity International Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan	14.3%
United Kingdom	10.2%
France	8.5%
United States of America	7.3%
Germany	4.9%
Netherlands	4.9%
Spain	4.8%
Canada	4.8%
Australia	3.6%
Other	36.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom	15.1%
Japan	12.5%
United States of America	7.8%
France	7.5%
Canada	6.4%
Spain	4.6%
India	3.8%
Russia	3.7%
Australia	3.6%
Other	35.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	99.4
Bonds	0.6	0.0
Short-Term Investments and Net Other Assets	0.5	0.6
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.8
BHP Billiton Ltd. (Australia, Metals & Mining)	1.8	0.0
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.7	2.1
Nestle SA (Switzerland, Food Products)	1.6	0.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.3	0.0
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.2	0.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.2	0.0
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.1	0.0
Unilever NV (NY Shares) ADR (Netherlands, Food Products)	1.1	0.0
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.0	1.3
	13.8
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	27.6
Industrials	12.3	8.9
Consumer Discretionary	12.2	7.3
Materials	9.6	8.9
Consumer Staples	8.9	6.7
Energy	8.7	11.1
Information Technology	8.3	11.0
Health Care	5.7	5.2
Telecommunication Services	4.9	7.3
Utilities	4.3	5.4

Semiannual Report

Fidelity International Capital Appreciation Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 3.6%
BHP Billiton Ltd.	275,787	$ 10,079,008
Fortescue Metals Group Ltd. (a)	760,003	3,162,000
Macquarie Group Ltd.	70,636	3,220,132
Westfield Group unit	339,261	4,006,066
TOTAL AUSTRALIA		20,467,206
Austria - 1.6%
Erste Bank AG	72,700	3,228,136
Raiffeisen International Bank-Holding AG	62,600	3,048,372
Zumtobel AG (a)	134,110	2,892,219
TOTAL AUSTRIA		9,168,727
Belgium - 1.3%
Ageas (e)	1,138,800	3,498,424
Anheuser-Busch InBev SA NV (e)	82,725	4,013,568
TOTAL BELGIUM		7,511,992
Bermuda - 1.0%
Central European Media Enterprises Ltd. Class A (a)	76,200	2,590,800
VimpelCom Ltd. ADR (a)	172,100	2,997,982
TOTAL BERMUDA		5,588,782
Brazil - 3.2%
BR Malls Participacoes SA (a)	237,800	3,015,686
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	220,886	3,156,461
OGX Petroleo e Gas Participacoes SA	322,500	3,225,093
PDG Realty S.A. Empreendimentos e Participacoes	339,200	3,083,725
TIM Participacoes SA sponsored ADR (non-vtg.)	110,400	2,869,296
Vivo Participacoes SA sponsored ADR	116,700	3,089,049
TOTAL BRAZIL		18,439,310
Canada - 4.2%
Consolidated Thompson Iron Mines Ltd. (a)	302,500	2,571,935
InterOil Corp. (a)(e)	35,700	2,394,399
Niko Resources Ltd.	24,700	2,706,500
OPTI Canada, Inc. (a)(e)	1,471,800	3,316,692
Petrobank Energy & Resources Ltd. (a)	50,800	2,560,996
Suncor Energy, Inc.	127,600	4,363,413
Talisman Energy, Inc.	183,500	3,122,136
Western Coal Corp. (a)	466,900	2,692,417
TOTAL CANADA		23,728,488
Cayman Islands - 3.4%
China High Speed Transmission Equipment Group Co. Ltd.	1,239,000	2,936,306
Hengdeli Holdings Ltd.	5,832,000	2,431,826
Hidili Industry International Development Ltd. (a)	2,618,000	2,853,419

	Shares	Value
JA Solar Holdings Co. Ltd. ADR (a)(e)	462,100	$ 2,823,431
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(e)	522,900	2,489,004
Peak Sport Products Co. Ltd.	3,786,000	2,884,589
Trina Solar Ltd. ADR (a)(e)	118,150	3,056,541
TOTAL CAYMAN ISLANDS		19,475,116
China - 1.5%
BYD Co. Ltd. (H Shares) (a)(e)	322,500	2,863,461
China Merchants Bank Co. Ltd. (H Shares)	1,267,410	3,106,988
Digital China Holdings Ltd. (H Shares)	1,874,000	2,758,549
TOTAL CHINA		8,728,998
Cyprus - 0.5%
AFI Development PLC GDR (Reg. S) (a)	1,418,100	2,901,855
Denmark - 2.2%
Carlsberg AS Series B	34,700	2,804,653
Novo Nordisk AS Series B sponsored ADR	47,400	3,891,540
Vestas Wind Systems AS (a)	53,200	3,246,368
William Demant Holding AS (a)	42,300	2,885,361
TOTAL DENMARK		12,827,922
France - 8.5%
Atos Origin SA (a)	53,767	2,724,801
BNP Paribas SA	80,201	5,509,319
Carrefour SA	78,613	3,853,554
Credit Agricole SA	232,200	3,319,681
EDF SA	62,400	3,344,632
Iliad Group SA	28,432	2,843,102
Natixis SA (a)	596,700	3,051,913
Renault SA (a)	68,500	3,173,965
Saft Groupe SA	73,329	2,663,989
Sanofi-Aventis sponsored ADR	167,390	5,709,673
Schneider Electric SA (e)	32,067	3,640,928
Societe Generale Series A	83,169	4,441,662
Vallourec SA	21,200	4,223,160
TOTAL FRANCE		48,500,379
Germany - 4.4%
Bayerische Motoren Werke AG (BMW)	72,418	3,562,610
Daimler AG (Germany)	93,221	4,748,678
Deutsche Bank AG (NY Shares)	63,400	4,354,312
HeidelbergCement AG	53,888	3,338,950
Siemens AG sponsored ADR	56,900	5,555,716
Thyssenkrupp AG	99,100	3,232,649
TOTAL GERMANY		24,792,915
Greece - 0.6%
National Bank of Greece SA sponsored ADR	1,020,300	3,326,178
Hong Kong - 1.7%
CNOOC Ltd. sponsored ADR	21,000	3,694,320
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	821,000	$ 2,953,345
Wharf Holdings Ltd.	565,000	3,055,676
TOTAL HONG KONG		9,703,341
India - 1.5%
Adani Power Ltd.	982,409	2,753,913
Housing Development and Infrastructure Ltd. (a)	478,396	2,878,362
Jaiprakash Associates Ltd.	891,482	2,934,423
TOTAL INDIA		8,566,698
Ireland - 1.0%
Allied Irish Banks PLC sponsored ADR (a)	747,500	2,870,400
Covidien PLC	56,600	2,716,234
TOTAL IRELAND		5,586,634
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	82,443	4,841,877
Italy - 0.6%
Mediaset SpA	412,300	3,265,318
Japan - 14.3%
Asahi Breweries Ltd.	172,000	3,089,868
Disco Corp.	40,400	2,881,720
Elpida Memory, Inc. (a)	130,800	2,826,829
Itochu Corp.	380,900	3,300,163
JFE Holdings, Inc.	99,100	3,534,281
Kenedix, Inc. (a)(e)	8,257	2,909,685
Komatsu Ltd.	180,900	3,646,654
Marubeni Corp.	513,000	3,027,040
Mazda Motor Corp.	1,106,000	3,266,269
Mitsubishi Corp.	167,200	3,960,827
Mitsubishi Materials Corp. (a)	1,055,000	3,162,359
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (e)	1,074,500	5,555,165
Mitsui & Co. Ltd.	242,900	3,650,762
Nikon Corp.	136,300	3,094,323
Nintendo Co. Ltd.	12,400	4,165,722
Nippon Electric Glass Co. Ltd.	180,000	2,761,418
ORIX Corp.	36,200	3,333,653
Rakuten, Inc.	4,015	3,116,081
SOFTBANK CORP.	149,900	3,352,670
Sony Corp. sponsored ADR (e)	114,600	3,921,612
Sumitomo Mitsui Financial Group, Inc.	118,100	3,905,993
Towa Corp. (a)	299,800	2,665,102
Toyoda Gosei Co. Ltd.	101,400	2,834,839
Uni-Charm Corp.	32,600	3,172,192
TOTAL JAPAN		81,135,227
Korea (South) - 3.3%
Hyundai Mipo Dockyard Co. Ltd.	19,684	2,771,200
Kia Motors Corp.	125,340	3,057,873

	Shares	Value
LG Corp.	45,074	$ 3,072,930
NCsoft Corp.	20,624	3,065,866
Samsung Electronics Co. Ltd.	8,709	6,620,895
TOTAL KOREA (SOUTH)		18,588,764
Luxembourg - 0.0%
L'Occitane Ltd.	24,000	46,614
Mexico - 1.1%
Grupo Mexico SA de CV Series B	1,185,471	3,115,681
Grupo Modelo SAB de CV Series C	567,700	3,131,674
TOTAL MEXICO		6,247,355
Netherlands - 4.9%
ASM International NV (Netherlands) (a)(e)	115,100	2,999,602
ING Groep NV sponsored ADR (a)(e)	449,042	3,983,003
Koninklijke Ahold NV	260,827	3,576,891
Koninklijke KPN NV	261,272	3,920,300
Koninklijke Philips Electronics NV	121,915	4,094,261
Randstad Holdings NV (a)	59,466	3,013,415
Unilever NV (NY Shares) ADR	204,000	6,173,040
TOTAL NETHERLANDS		27,760,512
Norway - 1.0%
Aker Solutions ASA	189,270	3,163,562
Petroleum Geo-Services ASA (a)	202,000	2,780,432
TOTAL NORWAY		5,943,994
Portugal - 0.5%
Banco Espirito Santo SA (Reg.)	575,309	2,754,381
Russia - 2.5%
LSR Group OJSC GDR (Reg. S) (a)	278,800	2,361,074
Magnit OJSC GDR (Reg. S)	145,200	2,721,176
Mosenergo AO sponsored ADR (a)	235,900	2,829,440
PIK Group GDR (Reg. S) unit (a)	528,200	2,755,249
Sberbank (Savings Bank of the Russian Federation) GDR	12,900	3,470,423
TOTAL RUSSIA		14,137,362
Singapore - 0.5%
Wing Tai Holdings Ltd.	2,206,000	2,896,871
South Africa - 1.1%
Clicks Group Ltd.	612,496	2,566,405
Naspers Ltd. Class N	85,200	3,460,367
TOTAL SOUTH AFRICA		6,026,772
Spain - 4.8%
Antena 3 Television SA	294,600	2,727,331
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (e)	374,000	4,910,620
Banco Santander SA sponsored ADR	583,700	7,202,858
Grupo Acciona SA	29,900	2,964,041
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA sponsored ADR	96,800	$ 6,561,104
Vallehermoso SA (a)(e)	385,696	2,943,121
TOTAL SPAIN		27,309,075
Sweden - 0.9%
EnergyO Solutions AB (a)	705,539	5,094,954
Switzerland - 3.3%
Clariant AG (Reg.) (a)	200,106	2,761,030
Nestle SA	189,476	9,271,665
Novartis AG sponsored ADR (e)	130,800	6,651,180
TOTAL SWITZERLAND		18,683,875
Taiwan - 1.1%
Prime View International Co. Ltd. (a)	1,530,000	2,957,964
Ruentex Development Co. Ltd.	1,895,000	3,098,030
TOTAL TAIWAN		6,055,994
United Kingdom - 10.2%
Anglo American PLC (United Kingdom) (a)	120,600	5,121,901
Barclays PLC Sponsored ADR	257,500	5,258,150
BG Group PLC	299,920	5,068,768
British American Tobacco PLC (United Kingdom)	163,900	5,153,098
Centrica PLC	853,979	3,835,426
HSBC Holdings PLC sponsored ADR	194,100	9,877,749
Imperial Tobacco Group PLC	130,360	3,713,209
Lloyds TSB Group PLC	4,294,100	4,295,653
Royal Dutch Shell PLC Class B	339,612	10,237,435
Taylor Wimpey PLC (a)	4,407,900	2,725,961
Vedanta Resources PLC	75,400	2,881,881
TOTAL UNITED KINGDOM		58,169,231
United States of America - 6.8%
Acuity Brands, Inc.	62,674	2,833,492
Bank of America Corp.	162,013	2,888,692
Express Scripts, Inc. (a)	29,184	2,922,194
Goldman Sachs Group, Inc.	19,000	2,758,800
JPMorgan Chase & Co.	65,810	2,802,190
Las Vegas Sands Corp. (a)	102,077	2,537,634
Massey Energy Co.	73,500	2,692,305
Medco Health Solutions, Inc. (a)	47,200	2,781,024
Morgan Stanley	95,046	2,872,290
NII Holdings, Inc. (a)	68,300	2,897,286
Rubicon Technology, Inc. (a)(e)	107,549	2,918,880
Sohu.com, Inc. (a)(e)	56,619	2,726,205

	Shares	Value
Veeco Instruments, Inc. (a)	53,274	$ 2,343,523
Wells Fargo & Co.	87,200	2,887,192
TOTAL UNITED STATES OF AMERICA		38,861,707
TOTAL COMMON STOCKS (Cost $547,910,425)		557,134,424
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.5%
ProSiebenSat.1 Media AG	158,600	2,983,928
Italy - 0.5%
Fiat SpA (Risparmio Shares)	359,200	2,913,694
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,961,771)		5,897,622
Convertible Bonds - 0.6%
Principal Amount (d)
Canada - 0.6%
First Uranium Corp. 7% 3/31/13 (Cost $2,840,051)	CAD	2,896,000	3,209,624
Money Market Funds - 6.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $38,720,560)	38,720,560	38,720,560
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $594,432,807)		604,962,230
NET OTHER ASSETS - (6.3)%		(35,754,537)
NET ASSETS - 100%		$ 569,207,693
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,526
Fidelity Securities Lending Cash Central Fund	152,436
Total	$ 155,962
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 81,135,227	$ 35,978,296	$ 45,156,931	$ -
United Kingdom	58,169,231	15,135,899	43,033,332	-
France	48,500,379	5,709,673	42,790,706	-
United States of America	38,861,707	38,861,707	-	-
Germany	27,776,843	9,910,028	17,866,815	-
Netherlands	27,760,512	10,156,043	17,604,469	-
Spain	27,309,075	18,674,582	8,634,493	-
Canada	23,728,488	23,728,488	-	-
Australia	20,467,206	-	20,467,206	-
Other	209,323,378	75,492,364	133,831,014	-
Corporate Bonds	3,209,624	-	3,209,624	-
Money Market Funds	38,720,560	38,720,560	-	-
Total Investments in Securities:	$ 604,962,230	$ 272,367,640	$ 332,594,590	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $188,506,843 of which $160,032,733 and $28,474,110 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,027,435) - See accompanying schedule: Unaffiliated issuers (cost $555,712,247)	$ 566,241,670
Fidelity Central Funds (cost $38,720,560)	38,720,560
Total Investments (cost $594,432,807)		$ 604,962,230
Foreign currency held at value (cost $4,719,324)		4,740,230
Receivable for investments sold		39,156,446
Receivable for fund shares sold		817,969
Dividends receivable		2,564,518
Interest receivable		12,191
Distributions receivable from Fidelity Central Funds		35,641
Prepaid expenses		575
Other receivables		922,444
Total assets		653,212,244

Liabilities
Payable to custodian bank	$ 1,617,558
Payable for investments purchased	42,013,967
Payable for fund shares redeemed	1,060,676
Accrued management fee	305,412
Other affiliated payables	164,458
Other payables and accrued expenses	121,920
Collateral on securities loaned, at value	38,720,560
Total liabilities		84,004,551

Net Assets		$ 569,207,693
Net Assets consist of:
Paid in capital		$ 700,141,345
Undistributed net investment income		3,603,019
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(145,073,084)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,536,413
Net Assets, for 48,620,827 shares outstanding		$ 569,207,693
Net Asset Value, offering price and redemption price per share ($569,207,693 ÷ 48,620,827 shares)		$ 11.71

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 6,056,764
Interest		22,172
Income from Fidelity Central Funds		155,962
		6,234,898
Less foreign taxes withheld		(525,512)
Total income		5,709,386

Expenses
Management fee Basic fee	$ 1,923,128
Performance adjustment	(394,615)
Transfer agent fees	839,179
Accounting and security lending fees	140,801
Custodian fees and expenses	132,162
Independent trustees' compensation	1,463
Registration fees	26,036
Audit	44,531
Legal	1,212
Interest	3,803
Miscellaneous	3,257
Total expenses before reductions	2,720,957
Expense reductions	(663,924)	2,057,033
Net investment income (loss)		3,652,353
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $283,288)	52,014,729
Capital gain distributions from Fidelity Central Funds	1,139
Foreign currency transactions	(971,994)
Total net realized gain (loss)		51,043,874
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $84,155)	(5,662,309)
Assets and liabilities in foreign currencies	60,595
Total change in net unrealized appreciation (depreciation)		(5,601,714)
Net gain (loss)		45,442,160
Net increase (decrease) in net assets resulting from operations		$ 49,094,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,652,353	$ 3,952,683
Net realized gain (loss)	51,043,874	(28,330,147)
Change in net unrealized appreciation (depreciation)	(5,601,714)	121,858,369
Net increase (decrease) in net assets resulting from operations	49,094,513	97,480,905
Distributions to shareholders from net investment income	(3,188,361)	(813,634)
Distributions to shareholders from net realized gain	(5,465,762)	-
Total distributions	(8,654,123)	(813,634)
Share transactions Proceeds from sales of shares	172,007,845	231,674,751
Reinvestment of distributions	8,469,995	789,571
Cost of shares redeemed	(108,059,238)	(77,561,298)
Net increase (decrease) in net assets resulting from share transactions	72,418,602	154,903,024
Redemption fees	18,417	16,981
Total increase (decrease) in net assets	112,877,409	251,587,276

Net Assets
Beginning of period	456,330,284	204,743,008
End of period (including undistributed net investment income of $3,603,019 and undistributed net investment income of $3,139,027, respectively)	$ 569,207,693	$ 456,330,284
Other Information Shares
Sold	15,073,619	23,747,061
Issued in reinvestment of distributions	746,913	121,286
Redeemed	(9,537,549)	(9,131,697)
Net increase (decrease)	6,282,983	14,736,650

Financial Highlights

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 7.42	$ 19.30	$ 18.14	$ 17.19	$ 15.21
Income from Investment Operations
Net investment income (loss) D	.08	.13	.19	.20	.24	.20
Net realized and unrealized gain (loss)	1.04	3.26	(9.54)	3.80	2.70	1.83
Total from investment operations	1.12	3.39	(9.35)	4.00	2.94	2.03
Distributions from net investment income	(.07)	(.03)	(.14)	(.20)	(.23)	(.05)
Distributions from net realized gain	(.12)	-	(2.39)	(2.64)	(1.77)	-
Total distributions	(.19)	(.03)	(2.53)	(2.84)	(2.00)	(.05)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 11.71	$ 10.78	$ 7.42	$ 19.30	$ 18.14	$ 17.19
Total Return B,C	10.45%	45.95%	(55.30)%	24.81%	18.26%	13.37%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	.84%	.89%	.85%	.87%	.97%
Expenses net of fee waivers, if any	1.00% A	.84%	.89%	.85%	.87%	.97%
Expenses net of all reductions	.76% A	.72%	.72%	.79%	.75%	.84%
Net investment income (loss)	1.35% A	1.49%	1.39%	1.11%	1.36%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 569,208	$ 456,330	$ 204,743	$ 747,095	$ 476,147	$ 695,714
Portfolio turnover rate F	521% A	387%	387%	138%	176%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,343,847
Gross unrealized depreciation	(27,024,785)
Net unrealized appreciation (depreciation)	$ 3.319,062

Tax cost	$ 601,643,168

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,437,835,118 and $1,371,764,712, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,749 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,402,135.39%		$ 3,803

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,041 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $152,436.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $663,869 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $55.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Overseas	.94%
Actual		$ 1,000.00	$ 1,024.60	$ 4.72
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.74%
Actual		$ 1,000.00	$ 1,025.70	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71
Class F	.69%
Actual		$ 1,000.00	$ 1,026.20	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	23.1%
Japan	21.6%
Germany	13.3%
France	12.0%
United States of America	7.0%
Italy	3.9%
Switzerland	3.1%
Australia	2.6%
Spain	2.5%
Other	10.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan	20.2%
United Kingdom	20.2%
France	15.0%
Germany	10.7%
United States of America	5.4%
Spain	4.5%
Italy	4.3%
Switzerland	4.0%
Hong Kong	2.4%
Other	13.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	97.9
Short-Term Investments and Net Other Assets	2.7	2.1
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
SAP AG (Germany, Software)	3.4	0.3
Ricoh Co. Ltd. (Japan, Office Electronics)	2.5	1.5
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	3.1
Mazda Motor Corp. (Japan, Automobiles)	2.3	1.3
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	2.2	0.5
BAE Systems PLC (United Kingdom, Aerospace & Defense)	1.9	0.5
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.9	1.9
Siemens AG (Germany, Industrial Conglomerates)	1.8	0.8
Deutsche Boerse AG (Germany, Diversified Financial Services)	1.6	1.1
Carrefour SA (France, Food & Staples Retailing)	1.6	0.5
	21.6
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	22.6
Consumer Discretionary	15.4	11.2
Information Technology	12.6	6.0
Industrials	10.1	7.9
Materials	8.9	10.2
Consumer Staples	8.1	9.9
Energy	6.7	10.5
Health Care	5.9	6.5
Telecommunication Services	3.5	8.8
Utilities	3.1	4.3

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 2.6%
Macquarie Group Ltd.	1,785,379	$ 81,391,293
Newcrest Mining Ltd.	960,552	28,987,084
Qantas Airways Ltd.	10,974,903	28,409,397
Westfield Group unit	4,096,322	48,370,243
TOTAL AUSTRALIA		187,158,017
Austria - 0.5%
Wienerberger AG (a)	1,786,918	33,222,568
Bailiwick of Jersey - 1.1%
Shire PLC	1,533,858	33,783,647
WPP PLC	4,083,514	43,289,053
TOTAL BAILIWICK OF JERSEY		77,072,700
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	780,339	37,859,697
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,312,640	41,819
KBC Groupe SA (a)	1,219,597	54,573,122
TOTAL BELGIUM		92,474,638
Bermuda - 0.5%
VimpelCom Ltd. ADR (a)	2,230,400	38,853,568
Canada - 0.6%
Harry Winston Diamond Corp. (a)(e)	4,282,574	47,073,757
Cayman Islands - 0.3%
Shanda Games Ltd. sponsored ADR (d)	3,226,600	22,586,200
France - 12.0%
Atos Origin SA (a)	887,705	44,987,060
AXA SA (d)	2,184,537	43,705,211
BNP Paribas SA	708,726	48,685,152
Carrefour SA (d)	2,360,741	115,721,866
Compagnie de St. Gobain	947,517	46,779,863
Danone (d)	1,124,366	66,255,465
LVMH Moet Hennessy - Louis Vuitton	401,637	46,226,053
Neopost SA (d)	189,400	15,063,997
Pernod-Ricard SA	822,067	69,949,936
Renault SA (a)	1,874,400	86,850,795
Sanofi-Aventis	1,142,068	77,918,986
Schneider Electric SA (d)	516,824	58,680,854
Societe Generale Series A	539,408	28,807,224
Total SA	1,805,580	98,247,832
Wendel	398,000	25,760,933
TOTAL FRANCE		873,641,227
Germany - 12.4%
Bayer AG (d)	450,697	28,707,860
Daimler AG (United States)	758,200	38,622,708
Deutsche Boerse AG	1,492,392	115,753,064
Deutsche Postbank AG (a)(d)	591,800	20,327,810
E.ON AG (d)	1,135,840	41,776,638
Fresenius Medical Care AG & Co. KGaA	964,400	52,030,960
HeidelbergCement AG	1,773,329	109,877,083

	Shares	Value
Linde AG (d)	341,697	$ 40,813,493
Munich Re Group (d)	386,015	54,315,723
SAP AG	5,273,419	250,223,722
Siemens AG	1,335,544	130,402,521
Software AG (Bearer)	186,400	21,345,547
TOTAL GERMANY		904,197,129
Greece - 1.5%
EFG Eurobank Ergasias SA	4,191,100	33,694,757
Greek Organization of Football Prognostics SA	1,425,200	28,950,679
Hellenic Telecommunications Organization SA	2,609,905	28,789,905
Public Power Corp. of Greece	1,303,000	21,332,886
TOTAL GREECE		112,768,227
Hong Kong - 0.9%
China Unicom (Hong Kong) Ltd. sponsored ADR	5,320,800	66,137,544
Ireland - 0.5%
Covidien PLC	775,200	37,201,848
Italy - 3.9%
Bulgari SpA (d)	10,709,881	89,028,308
ENI SpA	829,474	18,540,272
Intesa Sanpaolo SpA	33,609,264	110,785,793
Saipem SpA	1,047,613	39,123,707
UniCredit SpA	9,824,524	25,750,053
TOTAL ITALY		283,228,133
Japan - 21.6%
Aeon Co. Ltd.	280,700	3,214,100
Canon, Inc. sponsored ADR	923,000	42,162,640
East Japan Railway Co.	704,300	47,115,812
Fuji Media Holdings, Inc.	3,777	6,120,083
Hitachi Ltd. (a)	6,201,000	27,255,623
Japan Tobacco, Inc.	10,107	35,027,120
JFE Holdings, Inc.	1,486,100	52,999,950
Kawasaki Kisen Kaisha Ltd. (a)	7,395,000	31,430,514
Kenedix, Inc. (a)(d)(e)	67,075	23,636,565
Keyence Corp.	110,000	26,337,699
Kose Corp.	692,300	16,170,619
Marui Group Co. Ltd.	3,072,000	24,286,311
Mazda Motor Corp.	56,605,000	167,167,435
Mitsubishi Corp.	1,439,800	34,107,649
Mitsubishi UFJ Financial Group, Inc.	12,389,800	64,567,112
Mitsui & Co. Ltd.	2,746,000	41,272,093
Mitsui Chemicals, Inc.	8,094,000	26,587,871
Mizuho Financial Group, Inc.	11,887,600	22,891,110
NKSJ Holdings, Inc. (a)	7,087,000	51,456,766
Nomura Real Estate Office Fund, Inc.	1,700	9,610,348
NTT DoCoMo, Inc.	19,623	30,530,931
Omron Corp.	1,985,800	46,447,382
Panasonic Corp.	1,023,000	14,992,729
Rakuten, Inc.	48,561	37,688,672
Common Stocks - continued
	Shares	Value
Japan - continued
Ricoh Co. Ltd.	10,560,000	$ 179,398,903
Showa Denko KK	15,315,000	34,812,274
SKY Perfect JSAT Holdings, Inc.	17,828	7,166,784
SOFTBANK CORP.	630,300	14,097,317
Sony Corp.	638,700	21,869,612
Sony Financial Holdings, Inc.	9,598	34,639,860
Sumitomo Mitsui Financial Group, Inc.	1,816,900	60,091,432
T&D Holdings, Inc.	870,750	22,747,306
Tokio Marine Holdings, Inc.	1,854,700	55,218,506
Tokyo Broadcasting System Holding	1,852,500	32,206,244
Tokyo Electron Ltd.	1,553,300	101,844,137
Toshiba Corp. (a)	6,024,000	34,727,459
Toyota Motor Corp. sponsored ADR (d)	959,898	73,998,537
Yahoo! Japan Corp.	47,450	18,168,690
TOTAL JAPAN		1,574,064,195
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A (a)(d)	1,878,900	72,957,687
Marshall Islands - 0.4%
Teekay Corp.	1,161,700	29,100,585
Netherlands - 1.2%
Aegon NV (a)	9,039,500	63,229,392
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,731,800	24,391,652
TOTAL NETHERLANDS		87,621,044
Norway - 1.1%
Aker Solutions ASA (d)	3,633,600	60,733,967
Sevan Marine ASA (a)(d)	14,310,000	20,718,974
TOTAL NORWAY		81,452,941
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA	2,724,773	35,840,747
Gas Natural SDG SA	2,646,100	45,181,408
Inditex SA	549,355	34,005,161
Indra Sistemas SA	680,500	13,643,525
Repsol YPF SA sponsored ADR (d)	686,700	16,103,115
Telefonica SA sponsored ADR	528,800	35,842,064
TOTAL SPAIN		180,616,020
Switzerland - 3.1%
Givaudan SA	38,526	33,525,966
Roche Holding AG (participation certificate)	643,468	101,601,359
Swiss Reinsurance Co.	466,189	20,218,837

	Shares	Value
UBS AG (a)(d)	2,365,863	$ 36,654,081
Zurich Financial Services AG	157,737	34,971,103
TOTAL SWITZERLAND		226,971,346
United Kingdom - 23.1%
Anglo American PLC (United Kingdom) (a)	2,324,200	98,709,140
BAE Systems PLC	26,839,000	140,650,483
Barclays PLC	21,701,107	111,459,847
BG Group PLC	2,093,620	35,383,018
British Land Co. PLC	5,614,822	39,867,377
Capita Group PLC	2,049,400	24,992,824
Centrica PLC	20,702,543	92,980,127
GKN PLC (a)	15,538,543	32,232,546
GlaxoSmithKline PLC	2,818,498	52,307,176
HSBC Holdings PLC sponsored ADR	2,657,371	135,233,610
Imperial Tobacco Group PLC	5,744,608	163,630,949
ITV PLC (a)	41,009,530	42,063,664
Kesa Electricals PLC	10,341,100	19,647,370
Lloyds TSB Group PLC	50,043,010	50,061,111
Marks & Spencer Group PLC	8,129,900	45,456,364
Misys PLC (a)	13,948,400	49,661,092
National Grid PLC	2,208,300	21,291,674
Rio Tinto PLC	1,976,010	100,500,040
Royal Dutch Shell PLC Class B ADR	2,848,200	172,828,776
Segro PLC	6,506,400	30,935,167
SIG PLC (a)	13,726,900	27,605,487
Smith & Nephew PLC	4,472,700	46,365,013
Tesco PLC	5,557,144	36,854,059
William Hill PLC (e)	35,584,632	111,173,077
TOTAL UNITED KINGDOM		1,681,889,991
United States of America - 4.3%
CME Group, Inc.	110,400	36,256,464
Corning, Inc.	718,100	13,823,425
Fluor Corp.	1,233,700	65,188,708
Morgan Stanley	1,184,000	35,780,480
NII Holdings, Inc. (a)	1,047,900	44,451,918
Procter & Gamble Co.	783,100	48,677,496
Scientific Games Corp. Class A (a)	4,697,006	69,092,958
TOTAL UNITED STATES OF AMERICA		313,271,449
TOTAL COMMON STOCKS (Cost $6,978,190,156)		7,023,560,814
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Porsche Automobil Holding SE	255,000	14,759,423
Volkswagen AG (d)	557,968	53,627,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $67,961,234)		68,386,449
Money Market Funds - 12.5%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	244,901,667	$ 244,901,667
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	669,872,686	669,872,686
TOTAL MONEY MARKET FUNDS (Cost $914,774,353)		914,774,353
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $7,960,925,743)		8,006,721,616
NET OTHER ASSETS - (9.8)%		(717,865,917)
NET ASSETS - 100%		$ 7,288,855,699
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156,769
Fidelity Securities Lending Cash Central Fund	2,461,739
Total	$ 2,618,508
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Harry Winston Diamond Corp.	$ 35,080,049	$ -	$ -	$ -	$ 47,073,757
Kenedix, Inc.	28,504,228	5,666,764	6,563,323	-	23,636,565
William Hill PLC	71,632,544	29,169,053	-	2,667,780	111,173,077
Total	$ 135,216,821	$ 34,835,817	$ 6,563,323	$ 2,667,780	$ 181,883,399
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,681,889,991	$ 308,062,386	$ 1,373,827,605	$ -
Japan	1,574,064,195	400,475,415	1,173,588,780	-
Germany	972,583,578	38,622,708	933,960,870	-
France	873,641,227	-	873,641,227	-
United States of America	313,271,449	313,271,449	-	-
Italy	283,228,133	-	283,228,133	-
Switzerland	226,971,346	-	226,971,346	-
Australia	187,158,017	-	187,158,017	-
Spain	180,616,020	51,945,179	128,670,841	-
Other	798,523,307	313,911,189	484,612,118	-
Money Market Funds	914,774,353	914,774,353	-	-
Total Investments in Securities:	$ 8,006,721,616	$ 2,341,062,679	$ 5,665,658,937	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $1,798,921,333 of which $859,201,568 and $939,719,765 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $635,948,642) - See accompanying schedule: Unaffiliated issuers (cost $6,864,242,284)	$ 6,910,063,864
Fidelity Central Funds (cost $914,774,353)	914,774,353
Other affiliated issuers (cost $181,909,106)	181,883,399
Total Investments (cost $7,960,925,743)		$ 8,006,721,616
Cash		575,251
Foreign currency held at value (cost $23)		27
Receivable for investments sold		83,390,884
Receivable for fund shares sold		37,530,223
Dividends receivable		31,522,467
Distributions receivable from Fidelity Central Funds		1,072,340
Prepaid expenses		11,118
Other receivables		1,460,708
Total assets		8,162,284,634

Liabilities
Payable for investments purchased	$ 192,909,034
Payable for fund shares redeemed	4,493,835
Accrued management fee	4,119,875
Other affiliated payables	1,516,298
Other payables and accrued expenses	517,207
Collateral on securities loaned, at value	669,872,686
Total liabilities		873,428,935

Net Assets		$ 7,288,855,699
Net Assets consist of:
Paid in capital		$ 8,829,514,607
Undistributed net investment income		39,904,793
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,626,159,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,595,809
Net Assets		$ 7,288,855,699
Overseas: Net Asset Value, offering price and redemption price per share ($6,484,253,501 ÷ 213,217,171 shares)		$ 30.41

Class K: Net Asset Value, offering price and redemption price per share ($443,976,568 ÷ 14,600,091 shares)		$ 30.41

Class F: Net Asset Value, offering price and redemption price per share ($360,625,630 ÷ 11,863,956 shares)		$ 30.40

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends (including $2,667,780 earned from other affiliated issuers)		$ 84,720,601
Interest		928
Income from Fidelity Central Funds		2,618,508
		87,340,037
Less foreign taxes withheld		(5,133,907)
Total income		82,206,130

Expenses
Management fee Basic fee	$ 25,927,445
Performance adjustment	(2,415,889)
Transfer agent fees	8,393,179
Accounting and security lending fees	862,294
Custodian fees and expenses	657,750
Independent trustees' compensation	20,374
Depreciation in deferred trustee compensation account	(10)
Registration fees	78,796
Audit	73,935
Legal	36,372
Interest	772
Miscellaneous	57,754
Total expenses before reductions	33,692,772
Expense reductions	(1,742,064)	31,950,708
Net investment income (loss)		50,255,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	287,323,498
Other affiliated issuers	(2,399,023)
Capital gain distribution from Fidelity Central Funds	17,805
Foreign currency transactions	(59,986)
Total net realized gain (loss)		284,882,294
Change in net unrealized appreciation (depreciation) on: Investment securities	(150,007,412)
Assets and liabilities in foreign currencies	(381,817)
Total change in net unrealized appreciation (depreciation)		(150,389,229)
Net gain (loss)		134,493,065
Net increase (decrease) in net assets resulting from operations		$ 184,748,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,255,422	$ 119,329,980
Net realized gain (loss)	284,882,294	(1,003,646,089)
Change in net unrealized appreciation (depreciation)	(150,389,229)	2,100,809,355
Net increase (decrease) in net assets resulting from operations	184,748,487	1,216,493,246
Distributions to shareholders from net investment income	(108,455,927)	(81,537,156)
Distributions to shareholders from net realized gain	(2,308,851)	-
Total distributions	(110,764,778)	(81,537,156)
Share transactions - net increase (decrease)	193,363,613	377,264,123
Redemption fees	28,283	81,713
Total increase (decrease) in net assets	267,375,605	1,512,301,926

Net Assets
Beginning of period	7,021,480,094	5,509,178,168
End of period (including undistributed net investment income of $39,904,793 and undistributed net investment income of $98,105,298, respectively)	$ 7,288,855,699	$ 7,021,480,094

Financial Highlights - Overseas

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65	$ 32.21
Income from Investment Operations
Net investment income (loss) D	.21	.52	.55	.70	.63	.39
Net realized and unrealized gain (loss)	.55	4.55	(27.19)	15.80	9.37	5.35
Total from investment operations	.76	5.07	(26.64)	16.50	10.00	5.74
Distributions from net investment income	(.47)	(.37)	(.57)	(.55)	(.41)	(.19)
Distributions from net realized gain	(.01)	-	(5.75)	(4.64)	(.16)	(.11)
Total distributions	(.48)	(.37)	(6.32)	(5.19)	(.57)	(.30)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 30.41	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65
Total Return B,C	2.46%	20.44%	(50.88)%	38.79%	26.83%	17.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.02%	1.13%	.95%	1.00%	.93%
Expenses net of fee waivers, if any	.94% A	1.02%	1.13%	.95%	1.00%	.93%
Expenses net of all reductions	.89% A	.98%	1.10%	.91%	.90%	.86%
Net investment income (loss)	1.35% A	2.01%	1.33%	1.43%	1.43%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,484,254	$ 6,602,017	$ 5,464,901	$ 9,543,353	$ 7,217,287	$ 4,733,797
Portfolio turnover rate F	108% A	115%	113%	87%	132%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.24	.59	.13
Net realized and unrealized gain (loss)	.55	4.54	(19.68)
Total from investment operations	.79	5.13	(19.55)
Distributions from net investment income	(.53)	(.42)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.54)	(.42)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 30.41	$ 30.16	$ 25.45
Total Return B,C	2.57%	20.73%	(43.44)%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.78%	.96% A
Expenses net of fee waivers, if any	.74% A	.78%	.96% A
Expenses net of all reductions	.70% A	.74%	.93% A
Net investment income (loss)	1.55% A	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 443,977	$ 383,048	$ 44,277
Portfolio turnover rate F	108% A	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 26.62
Income from Investment Operations
Net investment income (loss) D	.24	.07
Net realized and unrealized gain (loss)	.57	3.46
Total from investment operations	.81	3.53
Distributions from net investment income	(.55)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.56)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 30.40	$ 30.15
Total Return B,C	2.62%	13.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.69% A	.68% A
Expenses net of fee waivers, if any	.69% A	.68% A
Expenses net of all reductions	.64% A	.64% A
Net investment income (loss)	1.60% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,626	$ 36,415
Portfolio turnover rate F	108% A	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 545,967,356
Gross unrealized depreciation	(582,203,364)
Net unrealized appreciation (depreciation)	$ (36,236,008)

Tax cost	$ 8,042,957,624

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,859,677,077 and $3,777,198,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Overseas, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 8,284,404.25
Class K	108,775.05
	$ 8,393,179

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,382 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,189,333.38%		$ 772

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,644 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,461,739.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,742,007 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Overseas	$ 100,374,724	$ 78,759,447
Class K	6,711,131	2,777,709
Class F	1,370,072	-
Total	$ 108,455,927	$ 81,537,156
From net realized gain
Overseas	$ 2,158,315	$ -
Class K	126,111	-
Class F	24,425	-
Total	$ 2,308,851	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Overseas
Shares sold	23,719,819	47,857,124	$ 721,728,835	$ 1,179,178,777
Conversion to Class K B	-	(11,269,934)	-	(265,380,751)
Reinvestment of distributions	3,238,252	3,481,434	101,747,690	78,089,426
Shares redeemed	(32,881,892)	(35,803,556)	(1,014,347,738)	(910,091,016)
Net increase (decrease)	(5,923,821)	4,265,068	$ (190,871,213)	$ 81,796,436
Class K
Shares sold	3,187,127	2,178,017	$ 97,514,134	$ 56,176,528
Conversion from Overseas B	-	11,270,235	-	265,380,751
Reinvestment of distributions	217,803	123,950	6,837,242	2,777,709
Shares redeemed	(1,505,797)	(2,610,676)	(46,072,348)	(67,054,987)
Net increase (decrease)	1,899,133	10,961,526	$ 58,279,028	$ 257,280,001

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class F
Shares sold	11,390,110	1,220,610	$ 348,507,873	$ 38,599,366
Reinvestment of distributions	44,465	-	1,394,497	-
Shares redeemed	(778,298)	(12,931)	(23,946,572)	(411,680)
Net increase (decrease)	10,656,277	1,207,679	$ 325,955,798	$ 38,187,686

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Overseas are presented for the period November 1, 2008 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 50% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.49%
Actual		$ 1,000.00	$ 1,128.00	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class T	1.75%
Actual		$ 1,000.00	$ 1,126.10	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.23%
Actual		$ 1,000.00	$ 1,123.50	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
Class C	2.22%
Actual		$ 1,000.00	$ 1,123.60	$ 11.69
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Worldwide	1.18%
Actual		$ 1,000.00	$ 1,130.00	$ 6.23
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,129.00	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United States of America	50.2%
United Kingdom	9.8%
Japan	9.1%
France	4.7%
Switzerland	3.6%
Germany	3.3%
Netherlands	1.8%
Australia	1.5%
Spain	1.4%
Other	14.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United States of America	43.9%
United Kingdom	11.7%
Japan	8.3%
France	4.8%
Germany	4.4%
Switzerland	4.0%
Netherlands	2.5%
Australia	2.0%
China	1.8%
Other	16.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	95.8
Bonds	0.0	0.4
Short-Term Investments and Net Other Assets	1.4	3.8
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America, Road & Rail)	2.7	2.2
Apple, Inc. (United States of America, Computers & Peripherals)	2.3	2.0
American Express Co. (United States of America, Consumer Finance)	2.2	1.3
Cummins, Inc. (United States of America, Machinery)	2.2	0.5
Comerica, Inc. (United States of America, Commercial Banks)	2.2	0.6
Occidental Petroleum Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	1.6
Bank of America Corp. (United States of America, Diversified Financial Services)	1.4	0.0
Teradyne, Inc. (United States of America, Semiconductors & Semiconductor Equipment)	1.3	0.4
Peabody Energy Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.2	0.1
General Electric Co. (United States of America, Industrial Conglomerates)	1.1	0.0
	18.4
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.8
Consumer Discretionary	16.7	11.6
Industrials	15.8	13.3
Information Technology	15.2	17.3
Health Care	10.3	8.5
Energy	8.8	9.3
Consumer Staples	5.6	5.1
Materials	4.6	7.7
Telecommunication Services	1.9	2.8
Utilities	0.8	0.8

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	150,512	$ 3,332,830
Commonwealth Bank of Australia	71,798	3,840,478
JB Hi-Fi Ltd.	75,078	1,336,038
Macquarie Group Ltd.	94,145	4,291,852
Wesfarmers Ltd.	61,452	1,646,917
Westfield Group unit	128,519	1,517,580
TOTAL AUSTRALIA		15,965,695
Bailiwick of Jersey - 0.6%
Experian PLC	149,600	1,382,845
Informa PLC	535,354	3,230,769
Shire PLC	111,800	2,462,426
TOTAL BAILIWICK OF JERSEY		7,076,040
Belgium - 0.6%
Anheuser-Busch InBev SA NV (d)	100,048	4,854,028
Delhaize Group SA	16,600	1,372,915
TOTAL BELGIUM		6,226,943
Bermuda - 0.9%
Huabao International Holdings Ltd.	1,996,000	2,306,893
Li & Fung Ltd.	258,000	1,243,796
Marvell Technology Group Ltd. (a)	175,000	3,613,750
Noble Group Ltd.	1,075,000	2,331,554
TOTAL BERMUDA		9,495,993
Brazil - 0.3%
Vivo Participacoes SA sponsored ADR	126,625	3,351,764
British Virgin Islands - 0.2%
Origin Agritech Ltd. (a)	50,000	438,000
Playtech Ltd.	200,359	1,523,635
TOTAL BRITISH VIRGIN ISLANDS		1,961,635
Canada - 1.2%
Canadian National Railway Co.	26,000	1,555,343
Dollarama, Inc.	31,500	774,326
Dollarama, Inc. (e)	39,800	978,355
InterOil Corp. (a)(d)	13,400	898,738
Niko Resources Ltd.	26,700	2,925,649
Open Text Corp. (a)	51,400	2,176,483
Petrobank Energy & Resources Ltd. (a)	46,800	2,359,343
SXC Health Solutions Corp. (a)	16,100	1,119,015
TOTAL CANADA		12,787,252
Cayman Islands - 0.9%
BaWang International (Group) Holding Ltd.	2,385,000	1,755,511
Belle International Holdings Ltd.	870,000	1,192,942
Bosideng International Holdings Ltd.	4,024,000	1,112,809
Ctrip.com International Ltd. sponsored ADR (a)	14,800	540,496
Eurasia Drilling Co. Ltd. GDR (e)	27,400	564,344

	Shares	Value
Hengdeli Holdings Ltd.	4,656,000	$ 1,941,458
Herbalife Ltd.	31,000	1,495,750
Peak Sport Products Co. Ltd.	508,000	387,050
Shenguan Holdings Group Ltd.	608,000	562,167
TOTAL CAYMAN ISLANDS		9,552,527
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	3,100	2,136,830
NetEase.com, Inc. sponsored ADR (a)	15,200	530,024
Tencent Holdings Ltd.	200,200	4,140,136
ZTE Corp. (H Shares)	521,376	1,867,709
TOTAL CHINA		8,674,699
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	60,962
Denmark - 0.9%
Carlsberg AS Series B	19,000	1,535,689
Novo Nordisk AS Series B	59,653	4,908,473
William Demant Holding AS (a)	49,200	3,356,023
TOTAL DENMARK		9,800,185
France - 4.7%
Atos Origin SA (a)	65,745	3,331,821
AXA SA (d)	134,237	2,685,629
BNP Paribas SA	48,735	3,347,797
Cap Gemini SA	57,500	2,896,547
Carrefour SA	33,272	1,630,970
Compagnie Generale de Geophysique SA (a)	58,200	1,752,382
Credit Agricole SA	44,100	630,482
Danone	33,565	1,977,883
Essilor International SA	22,037	1,343,524
Iliad Group SA	27,158	2,715,707
LVMH Moet Hennessy - Louis Vuitton	26,248	3,020,990
Pernod-Ricard SA	21,114	1,796,597
PPR SA	34,650	4,657,471
Sanofi-Aventis	96,679	6,596,043
Schneider Electric SA (d)	40,071	4,549,712
Societe Generale Series A	43,251	2,309,831
Total SA	86,689	4,717,047
Unibail-Rodamco	6,389	1,207,659
TOTAL FRANCE		51,168,092
Germany - 3.1%
BASF AG	32,908	1,917,580
Bayerische Motoren Werke AG (BMW)	100,009	4,919,952
Deutsche Bank AG	32,600	2,238,968
Deutsche Boerse AG	34,423	2,669,920
Deutsche Postbank AG (a)	35,900	1,233,133
E.ON AG (d)	140,584	5,170,734
GEA Group AG	110,697	2,455,207
HeidelbergCement AG	68,666	4,254,608
Metro AG	23,500	1,405,952
Common Stocks - continued
	Shares	Value
Germany - continued
Munich Re Group (d)	13,368	$ 1,880,996
Siemens AG	54,056	5,278,028
TOTAL GERMANY		33,425,078
Greece - 0.2%
Coca-Cola Hellenic Bottling Co. SA	58,200	1,578,291
EFG Eurobank Ergasias SA	34,300	275,758
National Bank of Greece SA (a)	16,000	257,275
TOTAL GREECE		2,111,324
Hong Kong - 0.5%
BYD Electronic International Co. Ltd. (a)	1,139,500	810,747
Henderson Land Development Co. Ltd.	203,000	1,279,475
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	40,600	23,111
Techtronic Industries Co. Ltd.	3,575,500	3,715,377
TOTAL HONG KONG		5,828,710
India - 0.2%
Larsen & Toubro Ltd.	23,510	850,663
Reliance Industries Ltd.	49,372	1,143,910
State Bank of India	11,744	606,037
TOTAL INDIA		2,600,610
Indonesia - 0.1%
PT XL Axiata Tbk (a)	4,163,000	1,697,634
Ireland - 0.8%
Bank of Ireland (a)	582,300	1,286,900
CRH PLC	80,819	2,311,439
Ingersoll-Rand Co. Ltd.	72,000	2,662,560
Paddy Power PLC (Ireland)	61,400	2,159,452
TOTAL IRELAND		8,420,351
Israel - 0.4%
Israel Chemicals Ltd.	81,400	982,564
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,400	3,312,372
TOTAL ISRAEL		4,294,936
Italy - 0.9%
Intesa Sanpaolo SpA	304,069	1,002,299
Mediaset SpA	311,100	2,463,838
Prysmian SpA	75,500	1,359,617
Saipem SpA	134,737	5,031,830
TOTAL ITALY		9,857,584
Japan - 9.1%
ABC-Mart, Inc.	67,200	2,403,833
Asics Corp.	155,000	1,486,799
Canon, Inc.	102,350	4,682,076
Denso Corp.	86,400	2,521,563
Don Quijote Co. Ltd.	34,200	921,175
Fast Retailing Co. Ltd.	4,800	727,393

	Shares	Value
Goldcrest Co. Ltd.	23,480	$ 642,932
GREE, Inc.	22,300	1,236,910
Honda Motor Co. Ltd.	94,600	3,201,203
JFE Holdings, Inc.	42,500	1,515,711
JSR Corp.	126,300	2,578,978
Keyence Corp.	15,100	3,615,448
Konica Minolta Holdings, Inc.	125,000	1,581,235
Mazda Motor Corp.	1,124,000	3,319,428
Misumi Group, Inc.	46,300	924,718
Mitsubishi Corp.	107,700	2,551,322
Mitsubishi UFJ Financial Group, Inc.	1,082,000	5,638,639
Mitsui & Co. Ltd.	190,800	2,867,704
Mizuho Financial Group, Inc.	312,200	601,181
NHK Spring Co. Ltd.	68,000	658,065
Nichi-iko Pharmaceutical Co. Ltd.	33,000	1,039,221
Nintendo Co. Ltd.	4,700	1,578,943
Nippon Electric Glass Co. Ltd.	142,000	2,178,452
Nitori Co. Ltd.	5,400	423,699
Nomura Holdings, Inc.	227,100	1,569,825
NSK Ltd.	307,000	2,341,940
Omron Corp.	182,800	4,275,648
ORIX Corp.	66,920	6,162,653
Rakuten, Inc.	4,389	3,406,346
Ricoh Co. Ltd.	187,000	3,176,856
Sawai Pharmaceutical Co. Ltd.	9,100	696,572
Shin-Etsu Chemical Co., Ltd.	61,800	3,562,686
SMC Corp.	19,400	2,794,443
SOFTBANK CORP.	185,000	4,137,718
Sony Corp.	68,100	2,331,800
Sony Financial Holdings, Inc.	381	1,375,056
Sumitomo Mitsui Financial Group, Inc.	106,400	3,519,032
THK Co. Ltd.	70,200	1,543,309
Tokyo Electron Ltd.	63,400	4,156,904
Toyota Motor Corp.	141,600	5,471,427
TOTAL JAPAN		99,418,843
Korea (South) - 1.2%
Kia Motors Corp.	92,390	2,254,004
NCsoft Corp.	20,303	3,018,147
NHN Corp. (a)	6,568	1,094,882
Samsung Electronics Co. Ltd.	5,297	4,026,970
Shinhan Financial Group Co. Ltd.	56,700	2,411,558
TOTAL KOREA (SOUTH)		12,805,561
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A (a)(d)	91,800	3,564,594
L'Occitane Ltd.	48,000	93,228
Millicom International Cellular SA	15,000	1,324,200
TOTAL LUXEMBOURG		4,982,022
Mexico - 0.2%
Grupo Modelo SAB de CV Series C	389,000	2,145,889
Common Stocks - continued
	Shares	Value
Netherlands - 1.8%
Aegon NV (a)	309,500	$ 2,164,887
ASML Holding NV (Netherlands)	76,700	2,516,942
Gemalto NV	44,979	2,005,243
ING Groep NV (Certificaten Van Aandelen) unit (a)	149,900	1,338,425
James Hardie Industries NV unit (a)	299,330	2,098,060
Koninklijke Philips Electronics NV	177,781	5,970,405
Randstad Holdings NV (a)	45,115	2,286,184
Wolters Kluwer NV (Certificaten Van Aandelen)	80,800	1,651,083
TOTAL NETHERLANDS		20,031,229
Norway - 0.6%
Aker Solutions ASA	102,200	1,708,226
DnB NOR ASA (d)	195,400	2,312,896
Pronova BioPharma ASA (a)	335,500	1,072,026
Sevan Marine ASA (a)	426,000	616,791
Yara International ASA	33,200	1,152,177
TOTAL NORWAY		6,862,116
Singapore - 0.5%
Avago Technologies Ltd.	205,900	4,225,068
Keppel Corp. Ltd.	234,000	1,660,340
TOTAL SINGAPORE		5,885,408
South Africa - 0.8%
African Rainbow Minerals Ltd.	67,500	1,825,374
AngloGold Ashanti Ltd. sponsored ADR	32,800	1,373,008
Clicks Group Ltd.	339,113	1,420,909
Naspers Ltd. Class N	30,800	1,250,931
Standard Bank Group Ltd.	72,700	1,128,811
Woolworths Holdings Ltd.	542,336	1,721,760
TOTAL SOUTH AFRICA		8,720,793
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	207,740	2,732,542
Banco Popular Espanol SA	110,100	779,658
Banco Santander SA (d)	458,463	5,801,022
Inditex SA	21,397	1,324,478
Telefonica SA	223,111	5,050,736
TOTAL SPAIN		15,688,436
Sweden - 0.8%
Elekta AB (B Shares)	134,000	3,480,487
H&M Hennes & Mauritz AB (B Shares) (d)	21,123	1,348,073
Intrum Justitia AB	30,700	362,597
Modern Times Group MTG AB (B Shares)	44,900	2,734,555
Skandinaviska Enskilda Banken AB (A Shares)	87,000	593,163
TOTAL SWEDEN		8,518,875
Switzerland - 3.6%
Adecco SA (Reg.)	42,149	2,479,231

	Shares	Value
BB BIOTECH AG	7,034	$ 439,532
Compagnie Financiere Richemont SA Series A	38,215	1,409,585
Credit Suisse Group (Reg.)	34,493	1,583,225
Foster Wheeler AG (a)	38,000	1,139,240
Kuehne & Nagel International AG	10,620	1,111,430
Nestle SA	152,648	7,469,554
Nobel Biocare Holding AG (Switzerland)	33,650	737,581
Novartis AG	128,920	6,573,260
Partners Group Holding	9,538	1,277,054
Roche Holding AG (participation certificate)	32,993	5,209,480
Sonova Holding AG Class B	29,611	3,670,853
Swiss Reinsurance Co.	46,828	2,030,952
The Swatch Group AG (Bearer)	4,320	1,265,662
Zurich Financial Services AG	13,722	3,042,238
TOTAL SWITZERLAND		39,438,877
Taiwan - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	310,350	1,457,551
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	467,000	1,711,781
United Kingdom - 9.8%
Aberdeen Asset Management PLC	860,419	1,806,578
Aegis Group PLC	401,246	797,046
Anglo American PLC (United Kingdom) (a)	74,318	3,156,297
Barclays PLC	1,062,179	5,455,496
BG Group PLC	267,888	4,527,415
BHP Billiton PLC	232,816	7,107,030
BlueBay Asset Management	163,000	929,936
BP PLC	701,800	6,120,223
British Land Co. PLC	165,509	1,175,177
Burberry Group PLC	108,300	1,109,057
Carphone Warehouse Group PLC (a)	772,579	2,272,659
Centrica PLC	482,100	2,165,228
Cookson Group PLC (a)	82,570	707,536
HSBC Holdings PLC (United Kingdom)	1,009,042	10,273,130
IG Group Holdings PLC	288,329	1,787,772
Imperial Tobacco Group PLC	139,803	3,982,186
InterContinental Hotel Group PLC	115,278	2,032,176
International Personal Finance PLC	517,515	2,133,358
Johnson Matthey PLC	73,110	1,944,101
Lloyds TSB Group PLC	2,279,654	2,280,479
Mothercare PLC	3,600	31,568
National Grid PLC	98,300	947,775
Prudential PLC	163,770	1,437,613
Reckitt Benckiser Group PLC	103,841	5,393,610
Rio Tinto PLC	144,640	7,356,403
Royal Dutch Shell PLC Class B	353,421	10,653,705
Schroders PLC	85,800	1,813,704
Serco Group PLC	255,261	2,449,641
SSL International PLC	264,504	3,465,059
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	96,936	$ 2,585,378
TalkTalk Telecom Group PLC (a)	1,214,758	2,348,364
Taylor Wimpey PLC (a)	2,421,144	1,497,299
Ultra Electronics Holdings PLC	32,400	764,871
Vodafone Group PLC sponsored ADR	47,212	1,048,106
Wolseley PLC (a)	75,760	1,891,848
Xstrata PLC	101,976	1,672,581
TOTAL UNITED KINGDOM		107,120,405
United States of America - 48.8%
Acuity Brands, Inc.	30,000	1,356,300
Advanced Micro Devices, Inc. (a)	48,000	434,880
AGA Medical Holdings, Inc.	37,000	594,960
Amazon.com, Inc. (a)	60,800	8,333,248
American Express Co.	531,200	24,498,944
Amphenol Corp. Class A	13,000	600,730
Anadarko Petroleum Corp.	24,000	1,491,840
Apple, Inc. (a)	97,600	25,485,312
Applied Micro Circuits Corp. (a)	185,000	2,086,800
Ardea Biosciences, Inc. (a)	25,400	645,160
AsiaInfo Holdings, Inc. (a)	27,400	778,434
Baker Hughes, Inc.	224,000	11,146,240
Bank of America Corp.	851,000	15,173,330
Berkshire Hathaway, Inc. Class B (a)	91,000	7,007,000
BioMarin Pharmaceutical, Inc. (a)	79,000	1,846,230
C.H. Robinson Worldwide, Inc.	31,000	1,869,300
Cardtronics, Inc. (a)	51,000	710,940
CareFusion Corp. (a)	126,000	3,475,080
Catalyst Health Solutions, Inc. (a)	51,000	2,157,810
Central European Distribution Corp. (a)	63,200	2,189,880
Cerner Corp. (a)	20,000	1,698,200
Cisco Systems, Inc. (a)	378,700	10,194,604
Citrix Systems, Inc. (a)	231,000	10,857,000
City National Corp.	48,000	2,989,440
Cognizant Technology Solutions Corp. Class A (a)	73,000	3,736,140
Comerica, Inc.	574,000	24,108,000
Concur Technologies, Inc. (a)	7,000	293,370
Cree, Inc. (a)	34,000	2,489,140
CSX Corp.	165,000	9,248,250
Cummins, Inc.	333,900	24,117,597
D.R. Horton, Inc.	225,000	3,305,250
Deere & Co.	18,000	1,076,760
Delphi Financial Group, Inc. Class A	151,000	4,152,500
Dendreon Corp. (a)(d)	90,000	4,879,800
Diamond Foods, Inc.	107,700	4,599,867
Dick's Sporting Goods, Inc. (a)	32,000	931,520
DigitalGlobe, Inc.	25,000	664,000
DineEquity, Inc. (a)	41,000	1,686,330
DSW, Inc. Class A (a)	68,000	2,053,600
Edwards Lifesciences Corp. (a)	65,000	6,700,200
EMC Corp. (a)	50,000	950,500

	Shares	Value
Estee Lauder Companies, Inc. Class A	150,000	$ 9,888,000
ev3, Inc. (a)	71,400	1,365,882
Express Scripts, Inc. (a)	58,000	5,807,540
F5 Networks, Inc. (a)	31,000	2,121,330
Fiserv, Inc. (a)	13,000	664,170
Fossil, Inc. (a)	7,000	272,300
Franklin Resources, Inc.	16,000	1,850,240
G-III Apparel Group Ltd. (a)	81,600	2,333,760
General Electric Co.	658,000	12,409,880
Genworth Financial, Inc. Class A (a)	50,000	826,000
Heartland Payment Systems, Inc.	63,000	1,157,940
Helix Energy Solutions Group, Inc. (a)	146,000	2,128,680
Hub Group, Inc. Class A (a)	26,000	832,260
Huntington Bancshares, Inc.	382,000	2,586,140
ImmunoGen, Inc. (a)(d)	45,523	451,133
Informatica Corp. (a)	47,000	1,175,470
Intuitive Surgical, Inc. (a)	10,000	3,605,600
ION Geophysical Corp. (a)	210,000	1,262,100
iRobot Corp. (a)	157,500	3,178,350
J.B. Hunt Transport Services, Inc.	104,000	3,833,440
Jacobs Engineering Group, Inc. (a)	82,000	3,954,040
Johnson Controls, Inc.	134,419	4,515,134
Jos. A. Bank Clothiers, Inc. (a)	96,196	5,854,489
Lam Research Corp. (a)	20,000	811,000
Life Technologies Corp. (a)	203,000	11,106,130
Lowe's Companies, Inc.	53,000	1,437,360
Mako Surgical Corp. (a)(d)	154,800	2,171,844
MetLife, Inc.	60,000	2,734,800
Micromet, Inc. (a)	100,000	762,000
Micrus Endovascular Corp. (a)	90,000	1,807,200
Moog, Inc. Class A (a)	5,000	185,850
NetApp, Inc. (a)	43,000	1,490,810
News Corp. Class B (d)	242,000	4,305,180
Novellus Systems, Inc. (a)	51,000	1,336,200
O'Charleys, Inc. (a)	66,700	636,985
Occidental Petroleum Corp.	224,500	19,904,170
Oil States International, Inc. (a)	49,000	2,367,190
OpenTable, Inc.	27,000	1,049,220
Orthofix International NV (a)	18,000	615,420
Peabody Energy Corp.	278,000	12,988,160
Perrigo Co.	67,000	4,089,010
Phillips-Van Heusen Corp.	71,600	4,511,516
Plains Exploration & Production Co. (a)	35,700	1,046,367
PMC-Sierra, Inc. (a)	97,572	863,512
Polo Ralph Lauren Corp. Class A	53,000	4,764,700
Power Integrations, Inc.	13,000	500,240
Precision Castparts Corp.	61,000	7,828,740
Quanex Building Products Corp.	117,000	2,223,000
Red Hat, Inc. (a)	68,000	2,031,160
Regal-Beloit Corp.	104,350	6,602,225
Salesforce.com, Inc. (a)	9,000	770,400
Shoe Carnival, Inc. (a)	28,000	774,480
Skyworks Solutions, Inc. (a)	376,000	6,331,840
Southwest Airlines Co.	410,000	5,403,800
Common Stocks - continued
	Shares	Value
United States of America - continued
Southwest Bancorp, Inc., Oklahoma	4,200	$ 61,572
Stanley Black & Decker, Inc.	66,000	4,101,900
Starbucks Corp.	101,000	2,623,980
Starwood Hotels & Resorts Worldwide, Inc.	41,000	2,234,910
Steelcase, Inc. Class A	198,000	1,625,580
Stoneridge, Inc. (a)	32,000	345,280
SVB Financial Group (a)	29,900	1,471,977
Symmetry Medical, Inc. (a)	40,800	471,648
Taleo Corp. Class A (a)	59,400	1,543,212
Targacept, Inc. (a)	13,000	309,400
Tempur-Pedic International, Inc. (a)	26,000	876,200
Teradyne, Inc. (a)	1,124,000	13,746,520
TETRA Technologies, Inc. (a)	85,900	1,055,711
The Walt Disney Co.	118,000	4,347,120
Thermo Fisher Scientific, Inc. (a)	59,000	3,261,520
TJX Companies, Inc.	162,000	7,507,080
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	20,000	675,000
Union Pacific Corp.	387,500	29,318,247
United Parcel Service, Inc. Class B	53,000	3,664,420
Universal Technical Institute, Inc. (a)	20,000	479,200
Varian Medical Systems, Inc. (a)	28,000	1,578,640
Viacom, Inc. Class B (non-vtg.) (a)	250,100	8,836,033
WebMD Health Corp. (a)	71,660	3,471,210
WMS Industries, Inc. (a)	176,000	8,803,520
Wright Medical Group, Inc. (a)	83,000	1,558,740
Wyndham Worldwide Corp.	284,370	7,623,960
Zions Bancorporation	46,000	1,321,580
ZIOPHARM Oncology, Inc. (a)	270,000	1,598,400
TOTAL UNITED STATES OF AMERICA		532,651,433
TOTAL COMMON STOCKS (Cost $944,185,228)		1,071,797,233
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
ProSiebenSat.1 Media AG	122,000	2,295,330

	Shares	Value
Italy - 0.2%
Intesa Sanpaolo SpA	809,900	$ 2,150,218
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,616,458)		4,445,548
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.21% (b)	8,755,451	8,755,451
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	36,149,313	36,149,313
TOTAL MONEY MARKET FUNDS (Cost $44,904,764)		44,904,764
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $993,706,450)		1,121,147,545
NET OTHER ASSETS - (2.7)%		(29,527,492)
NET ASSETS - 100%		$ 1,091,620,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,542,699 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,027
Fidelity Securities Lending Cash Central Fund	88,731
Total	$ 96,758
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 532,651,433	$ 532,651,433	$ -	$ -
United Kingdom	107,120,405	1,048,106	106,072,299	-
Japan	99,418,843	38,364,257	61,054,586	-
France	51,168,092	-	51,168,092	-
Switzerland	39,438,877	1,139,240	38,299,637	-
Germany	35,720,408	-	35,720,408	-
Netherlands	20,031,229	-	20,031,229	-
Australia	15,965,695	-	15,965,695	-
Spain	15,688,436	-	15,688,436	-
Other	159,039,363	51,831,906	107,207,457	-
Money Market Funds	44,904,764	44,904,764	-	-
Total Investments in Securities:	$ 1,121,147,545	$ 669,939,706	$ 451,207,839	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $258,557,473 of which $115,120,141 and $143,437,332 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,706,658) - See accompanying schedule: Unaffiliated issuers (cost $948,801,686)	$ 1,076,242,781
Fidelity Central Funds (cost $44,904,764)	44,904,764
Total Investments (cost $993,706,450)		$ 1,121,147,545
Receivable for investments sold		37,531,219
Receivable for fund shares sold		939,706
Dividends receivable		2,503,856
Distributions receivable from Fidelity Central Funds		33,085
Prepaid expenses		1,571
Other receivables		279,950
Total assets		1,162,436,932

Liabilities
Payable for investments purchased	$ 32,575,388
Payable for fund shares redeemed	835,803
Accrued management fee	794,117
Distribution fees payable	1,802
Other affiliated payables	319,189
Other payables and accrued expenses	141,267
Collateral on securities loaned, at value	36,149,313
Total liabilities		70,816,879

Net Assets		$ 1,091,620,053
Net Assets consist of:
Paid in capital		$ 1,158,104,819
Undistributed net investment income		1,854,281
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(195,737,563)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,398,516
Net Assets		$ 1,091,620,053

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,479,751 ÷ 207,764 shares)	$ 16.75

Maximum offering price per share (100/94.25 of $16.75)	$ 17.77
Class T: Net Asset Value and redemption price per share ($869,612 ÷ 51,970 shares)	$ 16.73

Maximum offering price per share (100/96.50 of $16.73)	$ 17.34
Class B: Net Asset Value and offering price per share ($299,311 ÷ 17,911 shares)A	$ 16.71

Class C: Net Asset Value and offering price per share ($681,297 ÷ 40,844 shares)A	$ 16.68

Worldwide: Net Asset Value, offering price and redemption price per share ($1,085,903,447 ÷ 64,607,106 shares)	$ 16.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($386,635 ÷ 23,014 shares)	$ 16.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 9,027,625
Interest		51,709
Income from Fidelity Central Funds		96,758
		9,176,092
Less foreign taxes withheld		(493,904)
Total income		8,682,188

Expenses
Management fee Basic fee	$ 3,743,242
Performance adjustment	644,524
Transfer agent fees	1,400,605
Distribution fees	8,150
Accounting and security lending fees	245,983
Custodian fees and expenses	137,554
Independent trustees' compensation	2,974
Registration fees	70,573
Audit	38,628
Legal	3,158
Miscellaneous	8,281
Total expenses before reductions	6,303,672
Expense reductions	(199,349)	6,104,323
Net investment income (loss)		2,577,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $112,268)	81,900,729
Foreign currency transactions	(48,758)
Total net realized gain (loss)		81,851,971
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,144)	42,775,396
Assets and liabilities in foreign currencies	(48,609)
Total change in net unrealized appreciation (depreciation)		42,726,787
Net gain (loss)		124,578,758
Net increase (decrease) in net assets resulting from operations		$ 127,156,623

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,577,865	$ 8,075,049
Net realized gain (loss)	81,851,971	(130,252,833)
Change in net unrealized appreciation (depreciation)	42,726,787	233,691,843
Net increase (decrease) in net assets resulting from operations	127,156,623	111,514,059
Distributions to shareholders from net investment income	(6,419,967)	(11,746,083)
Distributions to shareholders from net realized gain	(993,213)	-
Total distributions	(7,413,180)	(11,746,083)
Share transactions - net increase (decrease)	(22,435,994)	(40,383,349)
Redemption fees	15,649	26,981
Total increase (decrease) in net assets	97,323,098	59,411,608

Net Assets
Beginning of period	994,296,955	934,885,347
End of period (including undistributed net investment income of $1,854,281 and undistributed net investment income of $5,696,383, respectively)	$ 1,091,620,053	$ 994,296,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	1.90	4.09
Total from investment operations	1.91	4.08
Distributions from net investment income	(.10)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.12) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.75	$ 14.96
Total Return B,C,D	12.80%	37.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.52% A
Expenses net of fee waivers, if any	1.49% A	1.52% A
Expenses net of all reductions	1.46% A	1.49% A
Net investment income (loss)	.18% A	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,480	$ 993
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.89	4.07
Total from investment operations	1.88	4.06
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.09) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.73	$ 14.94
Total Return B,C,D	12.61%	37.32%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.73% A
Expenses net of fee waivers, if any	1.75% A	1.73% A
Expenses net of all reductions	1.72% A	1.70% A
Net investment income (loss)	(.07)% A	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 870	$ 458
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)
Net realized and unrealized gain (loss)	1.88	4.04
Total from investment operations	1.84	4.01
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.71	$ 14.89
Total Return B,C,D	12.35%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.23% A	2.20% A
Expenses net of fee waivers, if any	2.23% A	2.20% A
Expenses net of all reductions	2.20% A	2.17% A
Net investment income (loss)	(.56)% A	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 299	$ 224
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.013 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)
Net realized and unrealized gain (loss)	1.88	4.05
Total from investment operations	1.84	4.01
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.05) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.68	$ 14.89
Total Return B,C,D	12.36%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.18% A
Expenses net of fee waivers, if any	2.22% A	2.18% A
Expenses net of all reductions	2.19% A	2.15% A
Net investment income (loss)	(.55)% A	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 681	$ 335
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72
Income from Investment Operations
Net investment income (loss) D	.04	.12	.16	.14	.17	.15 G
Net realized and unrealized gain (loss)	1.90	1.63	(9.44)	6.05	3.74	2.30
Total from investment operations	1.94	1.75	(9.28)	6.19	3.91	2.45
Distributions from net investment income	(.10)	(.17)	(.12)	(.17)	(.10)	(.10)
Distributions from net realized gain	(.02)	-	(2.38)	(2.66)	(1.04)	(.02)
Total distributions	(.11) J	(.17)	(2.50)	(2.83)	(1.14)	(.12)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.81	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05
Total Return B,C	13.00%	13.39%	(40.66)%	31.87%	21.31%	14.71%
Ratios to Average Net Assets E,H
Expenses before reductions	1.19% A	1.27%	1.21%	1.04%	1.08%	1.07%
Expenses net of fee waivers, if any	1.18% A	1.27%	1.21%	1.04%	1.08%	1.07%
Expenses net of all reductions	1.15% A	1.24%	1.19%	1.02%	1.02%	1.01%
Net investment income (loss)	.49% A	.92%	.84%	.66%	.85%	.82% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,085,903	$ 991,996	$ 934,885	$ 1,773,603	$ 1,328,219	$ 1,181,044
Portfolio turnover rate F	159% A	224%	264%	128%	205%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.03	.06
Net realized and unrealized gain (loss)	1.90	4.06
Total from investment operations	1.93	4.12
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.13) J	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 16.80	$ 15.00
Total Return B,C	12.90%	37.87%
Ratios to Average Net Assets E,H
Expenses before reductions	1.25% A	1.17% A
Expenses net of fee waivers, if any	1.25% A	1.17% A
Expenses net of all reductions	1.22% A	1.15% A
Net investment income (loss)	.42% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 387	$ 290
Portfolio turnover rate F	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Worldwide and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 156,062,145
Gross unrealized depreciation	(41,550,940)
Net unrealized appreciation (depreciation)	$ 114,511,205

Tax cost	$ 1,006,636,340

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $813,025,520 and $817,995,255, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,857	$ 498
Class T	.25%	.25%	1,494	358
Class B	.75%	.25%	1,239	1,110
Class C	.75%	.25%	2,560	1,793
			$ 8,150	$ 3,759

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,698
Class T	580
$ 4,278

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,652.32
Class T	965.32
Class B	379.30
Class C	775.30
Worldwide	1,394,284.26
Institutional Class	550.32
	$ 1,400,605

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,289 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,102 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $88,731.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Worldwide's operating expenses. During the period, this reimbursement reduced the class' expenses by $43,251.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $156,098 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009A
From net investment income
Class A	$ 9,814	$ -
Class T	2,409	-
Class B	75	-
Class C	827	-
Worldwide	6,404,601	11,746,083
Institutional Class	2,241	-
Total	$ 6,419,967	$ 11,746,083
From net realized gain
Class A	$ 1,404	$ -
Class T	480	-
Class B	191	-
Class C	373	-
Worldwide	990,471	-
Institutional Class	294	-
Total	$ 993,213	$ -

A Distributions to the shareholders for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Class A
Shares sold	156,594	68,262	$ 2,515,170	$ 954,848
Reinvestment of distributions	589	-	9,399	-
Shares redeemed	(15,768)	(1,913)	(259,269)	(30,621)
Net increase (decrease)	141,415	66,349	$ 2,265,300	$ 924,227
Class T
Shares sold	35,969	31,350	$ 585,954	$ 413,190
Reinvestment of distributions	156	-	2,498	-
Shares redeemed	(14,814)	(691)	(240,455)	(10,728)
Net increase (decrease)	21,311	30,659	$ 347,997	$ 402,462
Class B
Shares sold	5,347	16,229	$ 87,943	$ 199,531
Reinvestment of distributions	16	-	260	-
Shares redeemed	(2,531)	(1,150)	(41,540)	(18,389)
Net increase (decrease)	2,832	15,079	$ 46,663	$ 181,142
Class C
Shares sold	24,471	23,542	$ 391,482	$ 304,403
Reinvestment of distributions	68	-	1,087	-
Shares redeemed	(6,225)	(1,012)	(102,319)	(14,575)
Net increase (decrease)	18,314	22,530	$ 290,250	$ 289,828
Worldwide
Shares sold	4,486,951	9,823,250	$ 72,519,215	$ 126,506,866
Reinvestment of distributions	449,494	959,833	7,194,622	11,413,258
Shares redeemed	(6,540,417)	(14,319,175)	(105,159,144)	(180,350,310)
Net increase (decrease)	(1,603,972)	(3,536,092)	$ (25,445,307)	$ (42,430,186)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Institutional Class
Shares sold	6,014	19,375	$ 99,143	$ 249,261
Reinvestment of distributions	158	-	2,535	-
Shares redeemed	(2,527)	(6)	(42,575)	(83)
Net increase (decrease)	3,645	19,369	$ 59,103	$ 249,178

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund

The Northern Trust Company
Chicago, IL

Fidelity International Capital Appreciation Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IBD-USAN-0610
1.784910.107

Fidelity®
Diversified International
Fund -
Class F

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Diversified International	.99%
Actual		$ 1,000.00	$ 1,046.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class K	.80%
Actual		$ 1,000.00	$ 1,047.30	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class F	.75%
Actual		$ 1,000.00	$ 1,047.30	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	17.1%
Japan	15.1%
United States of America	10.7%
France	9.5%
Switzerland	8.0%
Germany	7.6%
Spain	4.2%
Canada	4.0%
Australia	2.8%
Other	21.0%
Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom	17.4%
Japan	14.5%
United States of America	10.4%
France	9.7%
Switzerland	8.9%
Germany	6.9%
Canada	5.3%
Spain	4.7%
Italy	2.9%
Other	19.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	96.3
Short-Term Investments and Net Other Assets	3.1	3.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.0	2.3
Nestle SA (Switzerland, Food Products)	1.9	1.9
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	2.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.4
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.0
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	1.3	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	1.3
Sanofi-Aventis (France, Pharmaceuticals)	1.2	1.1
Banco Santander SA (Spain, Commercial Banks)	1.2	0.8
	14.6
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	22.2
Energy	10.6	9.8
Information Technology	10.6	9.3
Consumer Discretionary	10.3	9.1
Industrials	9.5	9.8
Health Care	9.4	9.1
Consumer Staples	8.9	9.3
Materials	8.8	7.2
Telecommunication Services	5.3	7.0
Utilities	2.2	3.5

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 2.8%
AMP Ltd.	14,400,000	$ 82,614,995
BHP Billiton Ltd. sponsored ADR (d)	6,800,000	494,972,000
Macquarie Group Ltd.	2,050,000	93,454,751
National Australia Bank Ltd.	2,195,128	56,067,897
Newcrest Mining Ltd.	3,000,000	90,532,582
QBE Insurance Group Ltd.	5,650,000	109,436,030
Rio Tinto Ltd.	800,000	52,257,967
Westfield Group unit	3,703,382	43,730,324
TOTAL AUSTRALIA		1,023,066,546
Bailiwick of Jersey - 1.3%
Experian PLC	16,500,000	152,519,614
Informa PLC	28,400,000	171,389,090
Randgold Resources Ltd. sponsored ADR	525,600	44,276,544
WPP PLC	11,775,000	124,825,970
TOTAL BAILIWICK OF JERSEY		493,011,218
Belgium - 1.2%
Ageas (d)	21,048,200	64,660,639
Anheuser-Busch InBev SA NV (d)	8,067,400	391,405,942
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	35,371
Gimv NV	16,250	880,798
TOTAL BELGIUM		456,982,750
Bermuda - 0.7%
Clear Media Ltd. (a)	22,325,000	14,807,930
Huabao International Holdings Ltd.	75,000,000	86,681,862
Li & Fung Ltd.	11,000,000	53,030,067
Seadrill Ltd. (d)	3,793,500	95,565,919
TOTAL BERMUDA		250,085,778
Brazil - 0.8%
Banco Santander (Brasil) SA ADR	5,000,000	58,150,000
BM&F BOVESPA SA	5,600,000	36,894,042
Fibria Celulose SA sponsored ADR (a)(d)	1,700,000	33,745,000
Itau Unibanco Banco Multiplo SA ADR	3,475,000	75,338,000
Vivo Participacoes SA sponsored ADR	3,262,200	86,350,434
TOTAL BRAZIL		290,477,476
Canada - 4.0%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	79,253,592
Air Canada:
warrants 10/27/12 (a)(f)	3,421,100	2,322,928
Class A (a)(f)	6,842,200	15,082,196
Barrick Gold Corp.	1,500,000	65,390,671
Canadian Natural Resources Ltd.	1,466,400	112,887,691
Goldcorp, Inc.	1,475,000	63,734,747
Niko Resources Ltd.	2,275,000	249,282,867
Open Text Corp. (a)	1,000,000	42,344,027
OZ Optics Ltd. unit (a)(g)	102,000	451,860
Painted Pony Petroleum Ltd. (a)(e)(f)	677,100	4,564,195

	Shares	Value
Painted Pony Petroleum Ltd. Class A (a)(e)	2,991,000	$ 20,161,730
PetroBakken Energy Ltd. Class A (d)	2,735,000	74,255,708
Petrobank Energy & Resources Ltd. (a)(d)(e)	5,591,728	281,897,486
Research In Motion Ltd. (a)	500,000	35,595,001
Silver Wheaton Corp. (a)	2,500,000	49,104,507
Suncor Energy, Inc.	9,450,000	323,152,431
Trican Well Service Ltd.	5,000,000	63,471,758
TOTAL CANADA		1,482,953,395
Cayman Islands - 0.2%
Belle International Holdings Ltd.	26,000,000	35,651,130
Hengan International Group Co. Ltd.	5,522,000	42,391,728
TOTAL CAYMAN ISLANDS		78,042,858
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	164,600	113,458,780
BYD Co. Ltd. (H Shares) (a)(d)	4,248,000	37,717,774
China Merchants Bank Co. Ltd. (H Shares)	46,000,000	112,766,548
Global Bio-Chem Technology Group Co. Ltd.	26,639,600	6,104,353
NetEase.com, Inc. sponsored ADR (a)	1,279,400	44,612,678
Tencent Holdings Ltd.	988,000	20,431,838
Tingyi (Cayman Island) Holding Corp.	5,674,000	14,095,539
TOTAL CHINA		349,187,510
Denmark - 1.7%
A.P. Moller - Maersk AS Series B	174	1,461,046
Carlsberg AS Series B	2,024,683	163,646,497
Novo Nordisk AS Series B	4,738,300	389,885,158
William Demant Holding AS (a)	932,700	63,621,189
TOTAL DENMARK		618,613,890
Finland - 0.4%
Fortum Corp. (d)	1,473,700	38,083,556
Nokia Corp. sponsored ADR	7,850,000	95,456,000
TOTAL FINLAND		133,539,556
France - 9.5%
Alstom SA	672,859	39,485,562
Atos Origin SA (a)	1,515,242	76,789,342
AXA SA	85,138	1,703,324
AXA SA sponsored ADR (d)	9,600,000	183,936,000
BNP Paribas SA	4,300,000	295,383,767
Bouygues SA (d)	2,227,761	110,397,546
Cap Gemini SA	5,037,700	253,772,814
CFAO SA	98,119	3,400,780
CNP Assurances (d)	335,211	28,220,179
Credit Agricole SA	2,350,000	33,597,113
Danone (d)	2,600,000	153,210,083
Dassault Aviation SA (d)	36,265	29,947,058
Essilor International SA	1,900,000	115,836,775
Common Stocks - continued
	Shares	Value
France - continued
Euler Hermes SA	309,786	$ 25,626,454
Financiere Marc de Lacharriere SA (Fimalac)	610,000	30,167,046
GDF Suez (d)	2,124,314	75,556,464
Iliad Group SA	722,612	72,258,719
L'Oreal SA (d)	1,200,000	124,722,528
LVMH Moet Hennessy - Louis Vuitton	1,200,000	138,112,933
Pernod-Ricard SA	1,550,000	131,889,980
PPR SA (d)	1,725,000	231,865,457
Renault SA (a)	18,550	859,519
Sanofi-Aventis	6,534,400	445,817,431
Schneider Electric SA (d)	2,104,317	238,926,829
Societe Generale Series A	3,261,000	174,154,548
Technip SA (d)	1,725,000	137,948,113
Total SA	4,500,000	244,860,512
Vallourec SA	527,240	105,029,192
TOTAL FRANCE		3,503,476,068
Germany - 7.0%
adidas AG (d)	31,100	1,819,644
Aixtron AG	1,040,000	32,808,744
Allianz AG sponsored ADR	8,652,300	98,117,082
BASF AG (d)	2,127,627	123,978,845
Bayerische Motoren Werke AG (BMW)	5,100,000	250,894,992
Daimler AG:
(Germany)	50,950	2,595,393
(United States)	2,600,000	132,444,000
Deutsche Boerse AG	3,439,112	266,744,765
Deutsche Post AG	986,783	15,996,409
E.ON AG (d)	8,437,883	310,348,626
Fresenius Medical Care AG & Co. KGaA	2,833,200	152,855,781
Fresenius SE	2,567,000	181,994,258
GEA Group AG	3,600,000	79,846,305
GFK AG	1,600,000	60,099,369
HeidelbergCement AG	1,707,250	105,782,768
Linde AG (d)	1,544,400	184,468,574
MAN SE	231,938	21,877,000
Metro AG (d)	1,000,000	59,827,756
Munich Re Group (d)	850,000	119,602,514
Rheinmetall AG	604,550	42,148,288
RWE AG	23,550	1,930,179
SAP AG	500,000	23,724,999
Siemens AG	26,550	2,592,342
Siemens AG sponsored ADR (d)	2,821,930	275,533,245
Symrise AG	725,000	18,404,769
TOTAL GERMANY		2,566,436,647

	Shares	Value
Greece - 0.2%
Hellenic Telecommunications Organization SA	3,780,568	$ 41,703,508
National Bank of Greece SA (a)	1,770,600	28,470,699
TOTAL GREECE		70,174,207
Hong Kong - 0.9%
Hang Lung Properties Ltd.	17,512,000	62,995,101
Henderson Land Development Co. Ltd.	10,858,000	68,436,179
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,171,600	1,236,143
Hong Kong Exchanges and Clearing Ltd.	4,290,100	70,107,020
Swire Pacific Ltd. (A Shares)	4,000,000	46,379,520
Wharf Holdings Ltd.	15,400,000	83,287,453
TOTAL HONG KONG		332,441,416
India - 0.8%
HDFC Bank Ltd.	1,500,000	66,923,146
Infosys Technologies Ltd.	964,163	58,961,972
Reliance Industries Ltd.	3,280,000	75,995,011
State Bank of India	1,000,000	51,603,972
Tata Steel Ltd.	4,375,340	60,482,343
TOTAL INDIA		313,966,444
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	130,000,000	58,394,289
Ireland - 1.0%
Covidien PLC	2,300,000	110,377,000
CRH PLC	5,997,195	171,520,939
Ingersoll-Rand Co. Ltd.	1,636,000	60,499,280
Ryanair Holdings PLC sponsored ADR (a)	1,000,000	28,160,000
TOTAL IRELAND		370,557,219
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,500,000	205,555,000
Italy - 1.6%
Fiat SpA (d)	10,750,000	141,113,960
Intesa Sanpaolo SpA	30,578,700	100,796,183
Mediaset SpA	16,400,000	129,884,120
Saipem SpA	3,344,400	124,898,531
Unione di Banche Italiane SCpA	6,250,000	77,407,560
TOTAL ITALY		574,100,354
Japan - 15.1%
Aozora Bank Ltd. (a)	1,686,000	2,423,188
Asahi Glass Co. Ltd.	4,900,000	57,904,582
Canon, Inc. sponsored ADR (d)	4,743,300	216,673,944
Denso Corp.	5,800,000	169,271,569
East Japan Railway Co.	1,650,000	110,380,647
Eisai Co. Ltd.	900,000	30,762,295
Fanuc Ltd.	562,000	66,367,793
Common Stocks - continued
	Shares	Value
Japan - continued
Fast Retailing Co. Ltd.	675,000	$ 102,289,591
Honda Motor Co. Ltd.	5,500,000	186,116,456
Hoya Corp.	1,999,500	55,580,694
Ibiden Co. Ltd.	1,600,000	58,085,809
Itochu Corp.	8,481,700	73,486,465
Japan Tobacco, Inc.	44,700	154,913,652
JFE Holdings, Inc.	965,000	34,415,552
JSR Corp.	4,543,500	92,775,823
Jupiter Telecommunications Co.	40,000	40,455,659
Keyence Corp.	931,200	222,960,589
Kyocera Corp.	1,020,700	102,490,240
Mazda Motor Corp.	25,457,000	75,180,309
Mitsubishi Corp.	7,467,600	176,901,155
Mitsubishi UFJ Financial Group, Inc.	84,242,000	439,011,338
Mitsui & Co. Ltd.	11,912,400	179,042,127
Murata Manufacturing Co. Ltd.	1,150,300	68,579,581
NGK Insulators Ltd.	4,111,000	81,023,783
Nintendo Co. Ltd.	481,000	161,589,714
Nippon Telegraph & Telephone Corp.	2,317,900	94,351,838
Nitto Denko Corp.	600,000	23,602,683
NSK Ltd.	11,469,000	87,490,929
Omron Corp.	4,001,300	93,589,441
ORIX Corp.	3,760,000	346,257,854
Promise Co. Ltd. (a)(d)	800,000	7,648,249
Rakuten, Inc.	184,707	143,352,927
Ricoh Co. Ltd.	5,500,000	93,436,929
ROHM Co. Ltd.	1,346,800	100,511,744
Sankyo Co. Ltd. (Gunma)	677,800	31,425,732
Shin-Etsu Chemical Co., Ltd.	1,688,200	97,322,427
SOFTBANK CORP.	6,369,800	142,467,220
Sony Corp. sponsored ADR (d)	1,100,000	37,642,000
Sony Financial Holdings, Inc.	19,800	71,459,598
Sumco Corp.	3,964,900	87,717,762
Sumitomo Corp.	6,500,000	78,276,567
Sumitomo Metal Industries Ltd.	20,000,000	54,290,926
Sumitomo Mitsui Financial Group, Inc.	9,000,000	297,662,442
THK Co. Ltd.	5,000,000	109,922,283
Tokai Carbon Co. Ltd.	6,650,000	38,954,981
Tokyo Electron Ltd.	3,075,600	201,655,718
Toyota Motor Corp. sponsored ADR (d)	3,409,900	262,869,191
Yahoo! Japan Corp.	299,774	114,784,004
TOTAL JAPAN		5,575,376,000
Korea (South) - 2.0%
Amorepacific Corp.	114,628	86,566,981
LG Household & Health Care Ltd.	179,349	48,998,481
NCsoft Corp.	439,573	65,344,829
NHN Corp. (a)	1,000,000	166,699,440

	Shares	Value
Samsung Electronics Co. Ltd.	377,954	$ 287,334,227
Shinhan Financial Group Co. Ltd.	1,928,930	82,041,024
TOTAL KOREA (SOUTH)		736,984,982
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A (a)	2,300,000	89,309,000
SES SA FDR (France) unit	5,100,000	116,899,289
TOTAL LUXEMBOURG		206,208,289
Netherlands - 2.5%
Aegon NV (a)	4,438,000	31,042,872
Akzo Nobel NV	270,000	15,968,126
Gemalto NV	1,700,000	75,788,995
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	138,210	1,234,047
sponsored ADR (a)(d)	11,350,000	100,674,500
Koninklijke Ahold NV	5,600,000	76,796,467
Koninklijke KPN NV	10,000,000	150,046,693
Koninklijke Philips Electronics NV	73,750	2,476,740
Koninklijke Philips Electronics NV (NY Shares) (d)	5,684,500	189,521,230
QIAGEN NV (a)	2,591,000	59,204,350
Randstad Holdings NV (a)	2,500,000	126,686,464
Royal DSM NV	1,306,013	58,342,032
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	66,500	2,023,344
Wolters Kluwer NV (Certificaten Van Aandelen)	1,000,000	20,434,191
TOTAL NETHERLANDS		910,240,051
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,780,000	198,547,600
Norway - 0.9%
DnB NOR ASA (d)	10,150,000	120,142,748
Pronova BioPharma ASA (a)	14,500,000	46,331,984
Storebrand ASA (A Shares) (a)	4,980,000	37,459,767
Telenor ASA (a)	10,155,500	144,390,783
TOTAL NORWAY		348,325,282
Papua New Guinea - 0.3%
Lihir Gold Ltd.	32,000,000	113,052,267
South Africa - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	975,000	40,813,500
Aspen Pharmacare Holdings Ltd. (a)	75,200	850,091
Impala Platinum Holdings Ltd.	4,136,600	118,052,566
Shoprite Holdings Ltd.	728,800	7,794,652
TOTAL SOUTH AFRICA		167,510,809
Spain - 4.2%
Banco Bilbao Vizcaya Argentaria SA	4,250,000	55,903,070
Banco Popular Espanol SA	8,300,000	58,775,274
Banco Santander SA	958,848	12,132,492
Banco Santander SA sponsored ADR	36,000,000	444,240,000
Common Stocks - continued
	Shares	Value
Spain - continued
Cintra Concesiones de Infrastructuras de Transporte SA	5,850,000	$ 51,529,160
Enagas SA	5,000,649	100,297,463
Inditex SA	1,741,185	107,779,626
Prosegur Compania de Seguridad SA (Reg.)	898,000	41,671,151
Red Electrica Corporacion SA	1,700,000	80,554,213
Telefonica SA	25,760,368	583,157,335
TOTAL SPAIN		1,536,039,784
Sweden - 0.6%
H&M Hennes & Mauritz AB (B Shares) (d)	2,400,000	153,168,314
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	4,700,000	54,050,000
TOTAL SWEDEN		207,218,314
Switzerland - 8.0%
Actelion Ltd. (a)	2,500,000	101,398,388
ARYZTA AG	1,599,351	61,113,472
Bank Sarasin & Co. Ltd. Series B (Reg.)	48,400	1,882,713
Clariant AG (Reg.) (a)	1,664,150	22,961,668
Givaudan SA	2,215	1,927,530
Kuehne & Nagel International AG	1,400,000	146,516,163
Nestle SA	14,353,671	702,370,936
Nobel Biocare Holding AG (Switzerland)	1,700,000	37,262,611
Novartis AG sponsored ADR (d)	2,350,000	119,497,500
Petroplus Holdings AG	3,300,000	58,845,264
Roche Holding AG (participation certificate)	3,177,074	501,648,936
Schindler Holding AG (Reg.)	1,300,000	112,919,477
SGS Societe Generale de Surveillance Holding SA (Reg.)	70,000	90,930,577
Sonova Holding AG Class B	1,925,000	238,640,775
Sulzer AG (Reg.)	79,507	7,884,046
Swiss Reinsurance Co.	856,600	37,151,146
Tecan Group AG (e)	911,798	60,573,340
Transocean Ltd. (a)	840,700	60,908,715
UBS AG (a)	4,296,705	66,568,425
UBS AG (NY Shares) (a)	15,050,000	232,071,000
Zurich Financial Services AG	1,310,000	290,433,728
TOTAL SWITZERLAND		2,953,506,410
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	34,500,000	162,028,437
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,339,998	45,960,579
TOTAL TAIWAN		207,989,016
United Kingdom - 17.1%
Anglo American PLC (United Kingdom) (a)	3,400,000	144,398,536

	Shares	Value
AstraZeneca PLC sponsored ADR (d)	848,800	$ 37,542,424
Barclays PLC	55,356,000	284,315,970
BG Group PLC	17,573,000	296,990,753
BHP Billiton PLC	5,367,300	163,844,255
Bovis Homes Group PLC (a)	5,352,100	34,720,482
BP PLC	232,000	2,023,214
BP PLC sponsored ADR (d)	6,650,000	346,797,500
British American Tobacco PLC sponsored ADR	2,208,000	140,097,600
British Land Co. PLC	13,300,000	94,435,070
British Sky Broadcasting Group PLC	2,000,000	18,718,472
BT Group PLC	38,000,000	73,113,329
Burberry Group PLC	940,069	9,626,869
Capita Group PLC	21,597,099	263,380,739
Carphone Warehouse Group PLC (a)	10,428,366	30,676,633
Centrica PLC	659,000	2,959,728
Ensco International Ltd. ADR	2,600,000	122,668,000
GlaxoSmithKline PLC sponsored ADR	1,787,200	66,644,688
HSBC Holdings PLC:
(United Kingdom)	411,871	4,193,289
sponsored ADR (d)	14,600,000	742,993,999
Imperial Tobacco Group PLC	6,287,250	179,087,709
Inchcape PLC (a)	124,790,000	65,332,507
International Power PLC	14,835,892	75,084,742
ITV PLC (a)	29,343,100	30,097,353
Johnson Matthey PLC	1,265,000	33,638,187
Lloyds TSB Group PLC	64,900,000	64,923,475
Man Group PLC	17,000,000	62,751,061
Misys PLC (a)	15,000,355	53,406,412
National Grid PLC	6,319,500	60,930,461
Next PLC	2,400,000	83,862,155
Pearson PLC	8,450,000	135,021,354
Prudential PLC	8,045,000	70,620,948
QinetiQ Group PLC	20,813,408	40,533,790
Reckitt Benckiser Group PLC	8,910,400	462,815,486
Rio Tinto PLC	367,342	18,683,046
Rio Tinto PLC sponsored ADR	4,000,000	203,440,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	164,500	5,122,969
Class A sponsored ADR	5,150,000	323,162,500
Class B ADR	8,200,000	497,576,000
Schroders PLC	2,133,326	45,095,819
Segro PLC	5,650,100	26,863,824
Standard Chartered PLC (United Kingdom)	3,905,300	104,158,165
TalkTalk Telecom Group PLC (a)	20,856,732	40,320,129
Tesco PLC	34,891,000	231,391,333
Vodafone Group PLC	1,115,000	2,470,350
Vodafone Group PLC sponsored ADR	23,500,000	521,700,000
TOTAL UNITED KINGDOM		6,318,231,325
Common Stocks - continued
	Shares	Value
United States of America - 7.6%
Agilent Technologies, Inc. (a)	3,801,000	$ 137,824,260
Allergan, Inc.	1,800,000	114,642,000
AMETEK, Inc.	900,000	38,925,000
Apple, Inc. (a)	140,000	36,556,800
Bank of America Corp.	5,000,000	89,150,000
Burger King Holdings, Inc.	3,500,000	73,850,000
C. R. Bard, Inc.	1,150,000	99,509,500
Citigroup, Inc. (a)	8,100,000	35,397,000
CME Group, Inc.	360,000	118,227,600
Coach, Inc.	1,750,000	73,062,500
CSX Corp.	1,700,000	95,285,000
Danaher Corp.	450,000	37,926,000
Express Scripts, Inc. (a)	1,350,000	135,175,500
Google, Inc. Class A (a)	306,800	161,204,992
Illumina, Inc. (a)	1,027,800	43,033,986
Jacobs Engineering Group, Inc. (a)	799,200	38,537,424
JPMorgan Chase & Co.	2,110,000	89,843,800
Massey Energy Co.	1,838,100	67,329,603
Medco Health Solutions, Inc. (a)	1,350,000	79,542,000
Microsoft Corp.	2,067,600	63,144,504
Morgan Stanley	3,600,000	108,792,000
Newmont Mining Corp.	1,000,000	56,080,000
News Corp. Class A	4,650,000	71,703,000
Occidental Petroleum Corp.	883,500	78,331,110
Pactiv Corp. (a)	1,427,100	36,262,611
Philip Morris International, Inc.	2,870,000	140,859,600
PNC Financial Services Group, Inc.	2,220,000	149,206,200
Pride International, Inc. (a)	2,900,000	87,957,000
Regions Financial Corp.	11,000,000	97,240,000
Schweitzer-Mauduit International, Inc.	700,000	39,844,000
Visa, Inc. Class A	1,800,000	162,414,000
Wells Fargo & Co.	4,625,000	153,133,750
TOTAL UNITED STATES OF AMERICA		2,809,990,740
TOTAL COMMON STOCKS (Cost $31,240,981,295)		35,460,283,490
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	792,000	28,154,169
ProSiebenSat.1 Media AG	3,000,000	56,442,529
Volkswagen AG (d)	1,300,000	124,944,680
TOTAL GERMANY		209,541,378

	Shares	Value
Italy - 0.1%
Fiat SpA	100,000	$ 742,125
Intesa Sanpaolo SpA	18,000,000	47,788,521
TOTAL ITALY		48,530,646
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $246,085,205)		258,072,024
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.21% (b)	1,042,374,131	1,042,374,131
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,400,670,449	3,400,670,449
TOTAL MONEY MARKET FUNDS (Cost $4,443,044,580)		4,443,044,580
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $35,930,111,080)		40,161,400,094
NET OTHER ASSETS - (8.9)%		(3,280,448,077)
NET ASSETS - 100%		$ 36,880,952,017
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,969,319 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $451,860 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,347,013
Fidelity Securities Lending Cash Central Fund	6,214,767
Total	$ 7,561,780
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 49,028,663	$ -	$ 11,699,941	$ -	$ -
easyJet PLC	168,495,470	-	164,901,608	-	-
Informa PLC	163,485,254	-	31,187,195	3,553,461	-
Niko Resources Ltd.	204,266,519	3,327,048	28,865,657	118,870	-
Painted Pony Petroleum Ltd. 144A	3,676,731	-	-	-	4,564,195
Painted Pony Petroleum Ltd. Class A	3,972,148	14,877,651	-	-	20,161,730
Petrobank Energy & Resources Ltd.	239,355,866	5,726,665	-	-	281,897,486
Pronova BioPharma ASA	48,182,882	1,312,775	5,366,726	-	-
Tecan Group AG	67,537,277	-	14,216,644	749,837	60,573,340
Trican Well Service Ltd.	81,839,590	-	27,369,191	285,290	-
Total	$ 1,029,840,400	$ 25,244,139	$ 283,606,962	$ 4,707,458	$ 367,196,751
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,318,231,325	$ 3,002,622,711	$ 3,315,608,614	$ -
Japan	5,575,376,000	1,985,816,989	3,589,559,011	-
France	3,503,476,068	183,936,000	3,319,540,068	-
Switzerland	2,953,506,410	412,477,215	2,541,029,195	-
United States of America	2,809,990,740	2,809,990,740	-	-
Germany	2,775,978,025	506,094,327	2,269,883,698	-
Spain	1,536,039,784	444,240,000	1,091,799,784	-
Canada	1,482,953,395	1,482,501,535	-	451,860
Australia	1,023,066,546	494,972,000	528,094,546	-
Other	7,739,737,221	1,897,650,826	5,842,086,395	-
Money Market Funds	4,443,044,580	4,443,044,580	-	-
Total Investments in Securities:	$ 40,161,400,094	$ 17,663,346,923	$ 22,497,601,311	$ 451,860
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 481,440
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29,580)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 451,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (29,580)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $4,558,512,169 of which $956,598,602 and $3,601,913,567 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010

Assets
Investment in securities, at value (including securities loaned of $3,226,723,308) - See accompanying schedule: Unaffiliated issuers (cost $31,187,416,654)	$ 35,351,158,763
Fidelity Central Funds (cost $4,443,044,580)	4,443,044,580
Other affiliated issuers (cost $299,649,846)	367,196,751
Total Investments (cost $35,930,111,080)		$ 40,161,400,094
Cash		744,351
Foreign currency held at value (cost $29,347,727)		29,393,779
Receivable for investments sold		963,037,782
Receivable for fund shares sold		78,698,389
Dividends receivable		172,797,646
Distributions receivable from Fidelity Central Funds		4,162,032
Prepaid expenses		55,007
Other receivables		3,326,161
Total assets		41,413,615,241

Liabilities
Payable for investments purchased	$ 1,035,629,892
Payable for fund shares redeemed	59,819,379
Accrued management fee	23,538,533
Other affiliated payables	6,783,772
Other payables and accrued expenses	6,221,199
Collateral on securities loaned, at value	3,400,670,449
Total liabilities		4,532,663,224

Net Assets		$ 36,880,952,017
Net Assets consist of:
Paid in capital		$ 37,321,904,161
Undistributed net investment income		181,883,549
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,848,986,730)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,226,151,037
Net Assets		$ 36,880,952,017
Diversified International: Net Asset Value, offering price and redemption price per share ($30,041,085,377 ÷ 1,082,110,487 shares)		$ 27.76

Class K: Net Asset Value, offering price and redemption price per share ($6,469,275,044 ÷ 233,059,951 shares)		$ 27.76

Class F: Net Asset Value, offering price and redemption price per share ($370,591,596 ÷ 13,352,892 shares)		$ 27.75

Statement of Operations

	Six months ended April 30, 2010

Investment Income
Dividends (including $4,707,458 earned from other affiliated issuers)		$ 451,464,879
Interest		1,640
Income from Fidelity Central Funds		7,561,780
		459,028,299
Less foreign taxes withheld		(38,444,205)
Total income		420,584,094

Expenses
Management fee Basic fee	$ 132,115,759
Performance adjustment	1,621,896
Transfer agent fees	40,130,707
Accounting and security lending fees	1,366,969
Custodian fees and expenses	3,432,799
Independent trustees' compensation	103,208
Appreciation in deferred trustee compensation account	8
Registration fees	211,728
Audit	135,439
Legal	139,228
Miscellaneous	289,678
Total expenses before reductions	179,547,419
Expense reductions	(3,263,705)	176,283,714
Net investment income (loss)		244,300,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,463,698)
Other affiliated issuers	(154,042,546)
Capital gain distributions from Fidelity Central Funds	50,714
Foreign currency transactions	(3,407,563)
Total net realized gain (loss)		(159,863,093)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,859,446)	1,583,698,922
Assets and liabilities in foreign currencies	(3,033,424)
Total change in net unrealized appreciation (depreciation)		1,580,665,498
Net gain (loss)		1,420,802,405
Net increase (decrease) in net assets resulting from operations		$ 1,665,102,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,300,380	$ 476,097,261
Net realized gain (loss)	(159,863,093)	(3,390,561,829)
Change in net unrealized appreciation (depreciation)	1,580,665,498	9,739,007,983
Net increase (decrease) in net assets resulting from operations	1,665,102,785	6,824,543,415
Distributions to shareholders from net investment income	(474,506,675)	(412,836,673)
Share transactions - net increase (decrease)	(59,400,508)	129,291,951
Redemption fees	423,282	1,098,454
Total increase (decrease) in net assets	1,131,618,884	6,542,097,147

Net Assets
Beginning of period	35,749,333,133	29,207,235,986
End of period (including undistributed net investment income of $181,883,549 and undistributed net investment income of $412,089,844, respectively)	$ 36,880,952,017	$ 35,749,333,133

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80	$ 26.08
Income from Investment Operations
Net investment income (loss) D	.18	.35	.55	.47	.46	.30
Net realized and unrealized gain (loss)	1.07	4.86	(20.96)	10.23	7.33	4.63
Total from investment operations	1.25	5.21	(20.41)	10.70	7.79	4.93
Distributions from net investment income	(.35)	(.31)	(.47)	(.36)	(.28)	(.15)
Distributions from net realized gain	-	-	(2.57)	(2.51)	(.73)	(.06)
Total distributions	(.35)	(.31)	(3.04)	(2.87)	(1.01)	(.21)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 27.76	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80
Total Return B, C	4.63%	24.32%	(48.04)%	30.37%	25.89%	19.01%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	1.01%	1.04%	.93%	1.01%	1.10%
Expenses net of fee waivers, if any	.99% A	1.01%	1.04%	.93%	1.01%	1.10%
Expenses net of all reductions	.98% A	.99%	1.02%	.91%	.97%	1.07%
Net investment income (loss)	1.28% A	1.58%	1.53%	1.20%	1.32%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,041,085	$ 30,998,270	$ 28,274,961	$ 59,929,942	$ 43,965,189	$ 29,637,193
Portfolio turnover rate F	53% A	54%	49%	51%	59%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.20	.42	.16
Net realized and unrealized gain (loss)	1.08	4.85	(16.57)
Total from investment operations	1.28	5.27	(16.41)
Distributions from net investment income	(.41)	(.36)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 27.76	$ 26.89	$ 21.98
Total Return B, C	4.73%	24.64%	(42.75)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.77%	.88% A
Expenses net of fee waivers, if any	.80% A	.77%	.88% A
Expenses net of all reductions	.78% A	.76%	.87% A
Net investment income (loss)	1.47% A	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,469,275	$ 4,713,909	$ 932,275
Portfolio turnover rate F	53% A	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30,	Year ended October 31,
	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.89	$ 23.29
Income from Investment Operations
Net investment income (loss) D	.21	(.02)
Net realized and unrealized gain (loss)	1.07	3.62
Total from investment operations	1.28	3.60
Distributions from net investment income	(.42)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 27.75	$ 26.89
Total Return B, C	4.73%	15.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.71% A
Expenses net of fee waivers, if any	.75% A	.71% A
Expenses net of all reductions	.73% A	.70% A
Net investment income (loss)	1.52% A	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,592	$ 37,155
Portfolio turnover rate F	53% A	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,226,257,343
Gross unrealized depreciation	(2,071,312,620)
Net unrealized appreciation (depreciation)	$ 4,154,944,723
Tax cost	$ 36,006,455,371

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,242,039,075 and $9,390,630,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 38,606,018.25
Class K	1,524,689.05
	$ 40,130,707

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,510 for the period.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $74,574 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,214,767.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,263,527 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $178.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Diversified International	$ 398,456,261	$ 394,538,470
Class K	74,880,008	18,298,203
Class F	1,170,406	-
Total	$ 474,506,675	$ 412,836,673

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Diversified International
Shares sold	112,441,913	266,412,212	$ 3,117,265,408	$ 5,884,913,394
Conversion to Class K B	-	(113,348,310)	-	(2,310,072,040)
Reinvestment of distributions	13,627,007	20,012,374	384,281,815	380,635,740
Shares redeemed	(197,823,092)	(307,025,690)	(5,516,519,498)	(6,660,643,668)
Net increase (decrease)	(71,754,172)	(133,949,414)	$ (2,014,972,275)	$ (2,705,166,574)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class K
Shares sold	80,643,249	46,252,428	$ 2,258,466,008	$ 1,096,724,275
Conversion from Diversified International B	-	113,393,333	-	2,310,072,040
Reinvestment of distributions	2,657,204	963,570	74,880,008	18,298,203
Shares redeemed	(25,536,224)	(27,732,811)	(709,056,245)	(629,090,058)
Net increase (decrease)	57,764,229	132,876,520	$ 1,624,289,771	$ 2,796,004,460
Class F
Shares sold	12,839,226	1,396,615	$ 355,687,947	$ 38,873,992
Reinvestment of distributions	41,548	-	1,170,406	-
Shares redeemed	(909,545)	(14,952)	(25,576,357)	(419,927)
Net increase (decrease)	11,971,229	1,381,663	$ 331,281,996	$ 38,454,065

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Diversified International are presented for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2010 and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

DIF-F-SANN-0610
1.891709.100

Fidelity®
Diversified International
Fund -
Class K

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Diversified International	.99%
Actual		$ 1,000.00	$ 1,046.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class K	.80%
Actual		$ 1,000.00	$ 1,047.30	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class F	.75%
Actual		$ 1,000.00	$ 1,047.30	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	17.1%
Japan	15.1%
United States of America	10.7%
France	9.5%
Switzerland	8.0%
Germany	7.6%
Spain	4.2%
Canada	4.0%
Australia	2.8%
Other	21.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom	17.4%
Japan	14.5%
United States of America	10.4%
France	9.7%
Switzerland	8.9%
Germany	6.9%
Canada	5.3%
Spain	4.7%
Italy	2.9%
Other	19.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	96.3
Short-Term Investments and Net Other Assets	3.1	3.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.0	2.3
Nestle SA (Switzerland, Food Products)	1.9	1.9
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	2.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.4
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.0
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	1.3	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	1.3
Sanofi-Aventis (France, Pharmaceuticals)	1.2	1.1
Banco Santander SA (Spain, Commercial Banks)	1.2	0.8
	14.6
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	22.2
Energy	10.6	9.8
Information Technology	10.6	9.3
Consumer Discretionary	10.3	9.1
Industrials	9.5	9.8
Health Care	9.4	9.1
Consumer Staples	8.9	9.3
Materials	8.8	7.2
Telecommunication Services	5.3	7.0
Utilities	2.2	3.5

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 2.8%
AMP Ltd.	14,400,000	$ 82,614,995
BHP Billiton Ltd. sponsored ADR (d)	6,800,000	494,972,000
Macquarie Group Ltd.	2,050,000	93,454,751
National Australia Bank Ltd.	2,195,128	56,067,897
Newcrest Mining Ltd.	3,000,000	90,532,582
QBE Insurance Group Ltd.	5,650,000	109,436,030
Rio Tinto Ltd.	800,000	52,257,967
Westfield Group unit	3,703,382	43,730,324
TOTAL AUSTRALIA		1,023,066,546
Bailiwick of Jersey - 1.3%
Experian PLC	16,500,000	152,519,614
Informa PLC	28,400,000	171,389,090
Randgold Resources Ltd. sponsored ADR	525,600	44,276,544
WPP PLC	11,775,000	124,825,970
TOTAL BAILIWICK OF JERSEY		493,011,218
Belgium - 1.2%
Ageas (d)	21,048,200	64,660,639
Anheuser-Busch InBev SA NV (d)	8,067,400	391,405,942
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	35,371
Gimv NV	16,250	880,798
TOTAL BELGIUM		456,982,750
Bermuda - 0.7%
Clear Media Ltd. (a)	22,325,000	14,807,930
Huabao International Holdings Ltd.	75,000,000	86,681,862
Li & Fung Ltd.	11,000,000	53,030,067
Seadrill Ltd. (d)	3,793,500	95,565,919
TOTAL BERMUDA		250,085,778
Brazil - 0.8%
Banco Santander (Brasil) SA ADR	5,000,000	58,150,000
BM&F BOVESPA SA	5,600,000	36,894,042
Fibria Celulose SA sponsored ADR (a)(d)	1,700,000	33,745,000
Itau Unibanco Banco Multiplo SA ADR	3,475,000	75,338,000
Vivo Participacoes SA sponsored ADR	3,262,200	86,350,434
TOTAL BRAZIL		290,477,476
Canada - 4.0%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	79,253,592
Air Canada:
warrants 10/27/12 (a)(f)	3,421,100	2,322,928
Class A (a)(f)	6,842,200	15,082,196
Barrick Gold Corp.	1,500,000	65,390,671
Canadian Natural Resources Ltd.	1,466,400	112,887,691
Goldcorp, Inc.	1,475,000	63,734,747
Niko Resources Ltd.	2,275,000	249,282,867
Open Text Corp. (a)	1,000,000	42,344,027
OZ Optics Ltd. unit (a)(g)	102,000	451,860
Painted Pony Petroleum Ltd. (a)(e)(f)	677,100	4,564,195

	Shares	Value
Painted Pony Petroleum Ltd. Class A (a)(e)	2,991,000	$ 20,161,730
PetroBakken Energy Ltd. Class A (d)	2,735,000	74,255,708
Petrobank Energy & Resources Ltd. (a)(d)(e)	5,591,728	281,897,486
Research In Motion Ltd. (a)	500,000	35,595,001
Silver Wheaton Corp. (a)	2,500,000	49,104,507
Suncor Energy, Inc.	9,450,000	323,152,431
Trican Well Service Ltd.	5,000,000	63,471,758
TOTAL CANADA		1,482,953,395
Cayman Islands - 0.2%
Belle International Holdings Ltd.	26,000,000	35,651,130
Hengan International Group Co. Ltd.	5,522,000	42,391,728
TOTAL CAYMAN ISLANDS		78,042,858
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	164,600	113,458,780
BYD Co. Ltd. (H Shares) (a)(d)	4,248,000	37,717,774
China Merchants Bank Co. Ltd. (H Shares)	46,000,000	112,766,548
Global Bio-Chem Technology Group Co. Ltd.	26,639,600	6,104,353
NetEase.com, Inc. sponsored ADR (a)	1,279,400	44,612,678
Tencent Holdings Ltd.	988,000	20,431,838
Tingyi (Cayman Island) Holding Corp.	5,674,000	14,095,539
TOTAL CHINA		349,187,510
Denmark - 1.7%
A.P. Moller - Maersk AS Series B	174	1,461,046
Carlsberg AS Series B	2,024,683	163,646,497
Novo Nordisk AS Series B	4,738,300	389,885,158
William Demant Holding AS (a)	932,700	63,621,189
TOTAL DENMARK		618,613,890
Finland - 0.4%
Fortum Corp. (d)	1,473,700	38,083,556
Nokia Corp. sponsored ADR	7,850,000	95,456,000
TOTAL FINLAND		133,539,556
France - 9.5%
Alstom SA	672,859	39,485,562
Atos Origin SA (a)	1,515,242	76,789,342
AXA SA	85,138	1,703,324
AXA SA sponsored ADR (d)	9,600,000	183,936,000
BNP Paribas SA	4,300,000	295,383,767
Bouygues SA (d)	2,227,761	110,397,546
Cap Gemini SA	5,037,700	253,772,814
CFAO SA	98,119	3,400,780
CNP Assurances (d)	335,211	28,220,179
Credit Agricole SA	2,350,000	33,597,113
Danone (d)	2,600,000	153,210,083
Dassault Aviation SA (d)	36,265	29,947,058
Essilor International SA	1,900,000	115,836,775
Common Stocks - continued
	Shares	Value
France - continued
Euler Hermes SA	309,786	$ 25,626,454
Financiere Marc de Lacharriere SA (Fimalac)	610,000	30,167,046
GDF Suez (d)	2,124,314	75,556,464
Iliad Group SA	722,612	72,258,719
L'Oreal SA (d)	1,200,000	124,722,528
LVMH Moet Hennessy - Louis Vuitton	1,200,000	138,112,933
Pernod-Ricard SA	1,550,000	131,889,980
PPR SA (d)	1,725,000	231,865,457
Renault SA (a)	18,550	859,519
Sanofi-Aventis	6,534,400	445,817,431
Schneider Electric SA (d)	2,104,317	238,926,829
Societe Generale Series A	3,261,000	174,154,548
Technip SA (d)	1,725,000	137,948,113
Total SA	4,500,000	244,860,512
Vallourec SA	527,240	105,029,192
TOTAL FRANCE		3,503,476,068
Germany - 7.0%
adidas AG (d)	31,100	1,819,644
Aixtron AG	1,040,000	32,808,744
Allianz AG sponsored ADR	8,652,300	98,117,082
BASF AG (d)	2,127,627	123,978,845
Bayerische Motoren Werke AG (BMW)	5,100,000	250,894,992
Daimler AG:
(Germany)	50,950	2,595,393
(United States)	2,600,000	132,444,000
Deutsche Boerse AG	3,439,112	266,744,765
Deutsche Post AG	986,783	15,996,409
E.ON AG (d)	8,437,883	310,348,626
Fresenius Medical Care AG & Co. KGaA	2,833,200	152,855,781
Fresenius SE	2,567,000	181,994,258
GEA Group AG	3,600,000	79,846,305
GFK AG	1,600,000	60,099,369
HeidelbergCement AG	1,707,250	105,782,768
Linde AG (d)	1,544,400	184,468,574
MAN SE	231,938	21,877,000
Metro AG (d)	1,000,000	59,827,756
Munich Re Group (d)	850,000	119,602,514
Rheinmetall AG	604,550	42,148,288
RWE AG	23,550	1,930,179
SAP AG	500,000	23,724,999
Siemens AG	26,550	2,592,342
Siemens AG sponsored ADR (d)	2,821,930	275,533,245
Symrise AG	725,000	18,404,769
TOTAL GERMANY		2,566,436,647

	Shares	Value
Greece - 0.2%
Hellenic Telecommunications Organization SA	3,780,568	$ 41,703,508
National Bank of Greece SA (a)	1,770,600	28,470,699
TOTAL GREECE		70,174,207
Hong Kong - 0.9%
Hang Lung Properties Ltd.	17,512,000	62,995,101
Henderson Land Development Co. Ltd.	10,858,000	68,436,179
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,171,600	1,236,143
Hong Kong Exchanges and Clearing Ltd.	4,290,100	70,107,020
Swire Pacific Ltd. (A Shares)	4,000,000	46,379,520
Wharf Holdings Ltd.	15,400,000	83,287,453
TOTAL HONG KONG		332,441,416
India - 0.8%
HDFC Bank Ltd.	1,500,000	66,923,146
Infosys Technologies Ltd.	964,163	58,961,972
Reliance Industries Ltd.	3,280,000	75,995,011
State Bank of India	1,000,000	51,603,972
Tata Steel Ltd.	4,375,340	60,482,343
TOTAL INDIA		313,966,444
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	130,000,000	58,394,289
Ireland - 1.0%
Covidien PLC	2,300,000	110,377,000
CRH PLC	5,997,195	171,520,939
Ingersoll-Rand Co. Ltd.	1,636,000	60,499,280
Ryanair Holdings PLC sponsored ADR (a)	1,000,000	28,160,000
TOTAL IRELAND		370,557,219
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,500,000	205,555,000
Italy - 1.6%
Fiat SpA (d)	10,750,000	141,113,960
Intesa Sanpaolo SpA	30,578,700	100,796,183
Mediaset SpA	16,400,000	129,884,120
Saipem SpA	3,344,400	124,898,531
Unione di Banche Italiane SCpA	6,250,000	77,407,560
TOTAL ITALY		574,100,354
Japan - 15.1%
Aozora Bank Ltd. (a)	1,686,000	2,423,188
Asahi Glass Co. Ltd.	4,900,000	57,904,582
Canon, Inc. sponsored ADR (d)	4,743,300	216,673,944
Denso Corp.	5,800,000	169,271,569
East Japan Railway Co.	1,650,000	110,380,647
Eisai Co. Ltd.	900,000	30,762,295
Fanuc Ltd.	562,000	66,367,793
Common Stocks - continued
	Shares	Value
Japan - continued
Fast Retailing Co. Ltd.	675,000	$ 102,289,591
Honda Motor Co. Ltd.	5,500,000	186,116,456
Hoya Corp.	1,999,500	55,580,694
Ibiden Co. Ltd.	1,600,000	58,085,809
Itochu Corp.	8,481,700	73,486,465
Japan Tobacco, Inc.	44,700	154,913,652
JFE Holdings, Inc.	965,000	34,415,552
JSR Corp.	4,543,500	92,775,823
Jupiter Telecommunications Co.	40,000	40,455,659
Keyence Corp.	931,200	222,960,589
Kyocera Corp.	1,020,700	102,490,240
Mazda Motor Corp.	25,457,000	75,180,309
Mitsubishi Corp.	7,467,600	176,901,155
Mitsubishi UFJ Financial Group, Inc.	84,242,000	439,011,338
Mitsui & Co. Ltd.	11,912,400	179,042,127
Murata Manufacturing Co. Ltd.	1,150,300	68,579,581
NGK Insulators Ltd.	4,111,000	81,023,783
Nintendo Co. Ltd.	481,000	161,589,714
Nippon Telegraph & Telephone Corp.	2,317,900	94,351,838
Nitto Denko Corp.	600,000	23,602,683
NSK Ltd.	11,469,000	87,490,929
Omron Corp.	4,001,300	93,589,441
ORIX Corp.	3,760,000	346,257,854
Promise Co. Ltd. (a)(d)	800,000	7,648,249
Rakuten, Inc.	184,707	143,352,927
Ricoh Co. Ltd.	5,500,000	93,436,929
ROHM Co. Ltd.	1,346,800	100,511,744
Sankyo Co. Ltd. (Gunma)	677,800	31,425,732
Shin-Etsu Chemical Co., Ltd.	1,688,200	97,322,427
SOFTBANK CORP.	6,369,800	142,467,220
Sony Corp. sponsored ADR (d)	1,100,000	37,642,000
Sony Financial Holdings, Inc.	19,800	71,459,598
Sumco Corp.	3,964,900	87,717,762
Sumitomo Corp.	6,500,000	78,276,567
Sumitomo Metal Industries Ltd.	20,000,000	54,290,926
Sumitomo Mitsui Financial Group, Inc.	9,000,000	297,662,442
THK Co. Ltd.	5,000,000	109,922,283
Tokai Carbon Co. Ltd.	6,650,000	38,954,981
Tokyo Electron Ltd.	3,075,600	201,655,718
Toyota Motor Corp. sponsored ADR (d)	3,409,900	262,869,191
Yahoo! Japan Corp.	299,774	114,784,004
TOTAL JAPAN		5,575,376,000
Korea (South) - 2.0%
Amorepacific Corp.	114,628	86,566,981
LG Household & Health Care Ltd.	179,349	48,998,481
NCsoft Corp.	439,573	65,344,829
NHN Corp. (a)	1,000,000	166,699,440

	Shares	Value
Samsung Electronics Co. Ltd.	377,954	$ 287,334,227
Shinhan Financial Group Co. Ltd.	1,928,930	82,041,024
TOTAL KOREA (SOUTH)		736,984,982
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A (a)	2,300,000	89,309,000
SES SA FDR (France) unit	5,100,000	116,899,289
TOTAL LUXEMBOURG		206,208,289
Netherlands - 2.5%
Aegon NV (a)	4,438,000	31,042,872
Akzo Nobel NV	270,000	15,968,126
Gemalto NV	1,700,000	75,788,995
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	138,210	1,234,047
sponsored ADR (a)(d)	11,350,000	100,674,500
Koninklijke Ahold NV	5,600,000	76,796,467
Koninklijke KPN NV	10,000,000	150,046,693
Koninklijke Philips Electronics NV	73,750	2,476,740
Koninklijke Philips Electronics NV (NY Shares) (d)	5,684,500	189,521,230
QIAGEN NV (a)	2,591,000	59,204,350
Randstad Holdings NV (a)	2,500,000	126,686,464
Royal DSM NV	1,306,013	58,342,032
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	66,500	2,023,344
Wolters Kluwer NV (Certificaten Van Aandelen)	1,000,000	20,434,191
TOTAL NETHERLANDS		910,240,051
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,780,000	198,547,600
Norway - 0.9%
DnB NOR ASA (d)	10,150,000	120,142,748
Pronova BioPharma ASA (a)	14,500,000	46,331,984
Storebrand ASA (A Shares) (a)	4,980,000	37,459,767
Telenor ASA (a)	10,155,500	144,390,783
TOTAL NORWAY		348,325,282
Papua New Guinea - 0.3%
Lihir Gold Ltd.	32,000,000	113,052,267
South Africa - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	975,000	40,813,500
Aspen Pharmacare Holdings Ltd. (a)	75,200	850,091
Impala Platinum Holdings Ltd.	4,136,600	118,052,566
Shoprite Holdings Ltd.	728,800	7,794,652
TOTAL SOUTH AFRICA		167,510,809
Spain - 4.2%
Banco Bilbao Vizcaya Argentaria SA	4,250,000	55,903,070
Banco Popular Espanol SA	8,300,000	58,775,274
Banco Santander SA	958,848	12,132,492
Banco Santander SA sponsored ADR	36,000,000	444,240,000
Common Stocks - continued
	Shares	Value
Spain - continued
Cintra Concesiones de Infrastructuras de Transporte SA	5,850,000	$ 51,529,160
Enagas SA	5,000,649	100,297,463
Inditex SA	1,741,185	107,779,626
Prosegur Compania de Seguridad SA (Reg.)	898,000	41,671,151
Red Electrica Corporacion SA	1,700,000	80,554,213
Telefonica SA	25,760,368	583,157,335
TOTAL SPAIN		1,536,039,784
Sweden - 0.6%
H&M Hennes & Mauritz AB (B Shares) (d)	2,400,000	153,168,314
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	4,700,000	54,050,000
TOTAL SWEDEN		207,218,314
Switzerland - 8.0%
Actelion Ltd. (a)	2,500,000	101,398,388
ARYZTA AG	1,599,351	61,113,472
Bank Sarasin & Co. Ltd. Series B (Reg.)	48,400	1,882,713
Clariant AG (Reg.) (a)	1,664,150	22,961,668
Givaudan SA	2,215	1,927,530
Kuehne & Nagel International AG	1,400,000	146,516,163
Nestle SA	14,353,671	702,370,936
Nobel Biocare Holding AG (Switzerland)	1,700,000	37,262,611
Novartis AG sponsored ADR (d)	2,350,000	119,497,500
Petroplus Holdings AG	3,300,000	58,845,264
Roche Holding AG (participation certificate)	3,177,074	501,648,936
Schindler Holding AG (Reg.)	1,300,000	112,919,477
SGS Societe Generale de Surveillance Holding SA (Reg.)	70,000	90,930,577
Sonova Holding AG Class B	1,925,000	238,640,775
Sulzer AG (Reg.)	79,507	7,884,046
Swiss Reinsurance Co.	856,600	37,151,146
Tecan Group AG (e)	911,798	60,573,340
Transocean Ltd. (a)	840,700	60,908,715
UBS AG (a)	4,296,705	66,568,425
UBS AG (NY Shares) (a)	15,050,000	232,071,000
Zurich Financial Services AG	1,310,000	290,433,728
TOTAL SWITZERLAND		2,953,506,410
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	34,500,000	162,028,437
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,339,998	45,960,579
TOTAL TAIWAN		207,989,016
United Kingdom - 17.1%
Anglo American PLC (United Kingdom) (a)	3,400,000	144,398,536

	Shares	Value
AstraZeneca PLC sponsored ADR (d)	848,800	$ 37,542,424
Barclays PLC	55,356,000	284,315,970
BG Group PLC	17,573,000	296,990,753
BHP Billiton PLC	5,367,300	163,844,255
Bovis Homes Group PLC (a)	5,352,100	34,720,482
BP PLC	232,000	2,023,214
BP PLC sponsored ADR (d)	6,650,000	346,797,500
British American Tobacco PLC sponsored ADR	2,208,000	140,097,600
British Land Co. PLC	13,300,000	94,435,070
British Sky Broadcasting Group PLC	2,000,000	18,718,472
BT Group PLC	38,000,000	73,113,329
Burberry Group PLC	940,069	9,626,869
Capita Group PLC	21,597,099	263,380,739
Carphone Warehouse Group PLC (a)	10,428,366	30,676,633
Centrica PLC	659,000	2,959,728
Ensco International Ltd. ADR	2,600,000	122,668,000
GlaxoSmithKline PLC sponsored ADR	1,787,200	66,644,688
HSBC Holdings PLC:
(United Kingdom)	411,871	4,193,289
sponsored ADR (d)	14,600,000	742,993,999
Imperial Tobacco Group PLC	6,287,250	179,087,709
Inchcape PLC (a)	124,790,000	65,332,507
International Power PLC	14,835,892	75,084,742
ITV PLC (a)	29,343,100	30,097,353
Johnson Matthey PLC	1,265,000	33,638,187
Lloyds TSB Group PLC	64,900,000	64,923,475
Man Group PLC	17,000,000	62,751,061
Misys PLC (a)	15,000,355	53,406,412
National Grid PLC	6,319,500	60,930,461
Next PLC	2,400,000	83,862,155
Pearson PLC	8,450,000	135,021,354
Prudential PLC	8,045,000	70,620,948
QinetiQ Group PLC	20,813,408	40,533,790
Reckitt Benckiser Group PLC	8,910,400	462,815,486
Rio Tinto PLC	367,342	18,683,046
Rio Tinto PLC sponsored ADR	4,000,000	203,440,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	164,500	5,122,969
Class A sponsored ADR	5,150,000	323,162,500
Class B ADR	8,200,000	497,576,000
Schroders PLC	2,133,326	45,095,819
Segro PLC	5,650,100	26,863,824
Standard Chartered PLC (United Kingdom)	3,905,300	104,158,165
TalkTalk Telecom Group PLC (a)	20,856,732	40,320,129
Tesco PLC	34,891,000	231,391,333
Vodafone Group PLC	1,115,000	2,470,350
Vodafone Group PLC sponsored ADR	23,500,000	521,700,000
TOTAL UNITED KINGDOM		6,318,231,325
Common Stocks - continued
	Shares	Value
United States of America - 7.6%
Agilent Technologies, Inc. (a)	3,801,000	$ 137,824,260
Allergan, Inc.	1,800,000	114,642,000
AMETEK, Inc.	900,000	38,925,000
Apple, Inc. (a)	140,000	36,556,800
Bank of America Corp.	5,000,000	89,150,000
Burger King Holdings, Inc.	3,500,000	73,850,000
C. R. Bard, Inc.	1,150,000	99,509,500
Citigroup, Inc. (a)	8,100,000	35,397,000
CME Group, Inc.	360,000	118,227,600
Coach, Inc.	1,750,000	73,062,500
CSX Corp.	1,700,000	95,285,000
Danaher Corp.	450,000	37,926,000
Express Scripts, Inc. (a)	1,350,000	135,175,500
Google, Inc. Class A (a)	306,800	161,204,992
Illumina, Inc. (a)	1,027,800	43,033,986
Jacobs Engineering Group, Inc. (a)	799,200	38,537,424
JPMorgan Chase & Co.	2,110,000	89,843,800
Massey Energy Co.	1,838,100	67,329,603
Medco Health Solutions, Inc. (a)	1,350,000	79,542,000
Microsoft Corp.	2,067,600	63,144,504
Morgan Stanley	3,600,000	108,792,000
Newmont Mining Corp.	1,000,000	56,080,000
News Corp. Class A	4,650,000	71,703,000
Occidental Petroleum Corp.	883,500	78,331,110
Pactiv Corp. (a)	1,427,100	36,262,611
Philip Morris International, Inc.	2,870,000	140,859,600
PNC Financial Services Group, Inc.	2,220,000	149,206,200
Pride International, Inc. (a)	2,900,000	87,957,000
Regions Financial Corp.	11,000,000	97,240,000
Schweitzer-Mauduit International, Inc.	700,000	39,844,000
Visa, Inc. Class A	1,800,000	162,414,000
Wells Fargo & Co.	4,625,000	153,133,750
TOTAL UNITED STATES OF AMERICA		2,809,990,740
TOTAL COMMON STOCKS (Cost $31,240,981,295)		35,460,283,490
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	792,000	28,154,169
ProSiebenSat.1 Media AG	3,000,000	56,442,529
Volkswagen AG (d)	1,300,000	124,944,680
TOTAL GERMANY		209,541,378

	Shares	Value
Italy - 0.1%
Fiat SpA	100,000	$ 742,125
Intesa Sanpaolo SpA	18,000,000	47,788,521
TOTAL ITALY		48,530,646
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $246,085,205)		258,072,024
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.21% (b)	1,042,374,131	1,042,374,131
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,400,670,449	3,400,670,449
TOTAL MONEY MARKET FUNDS (Cost $4,443,044,580)		4,443,044,580
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $35,930,111,080)		40,161,400,094
NET OTHER ASSETS - (8.9)%		(3,280,448,077)
NET ASSETS - 100%		$ 36,880,952,017
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,969,319 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $451,860 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,347,013
Fidelity Securities Lending Cash Central Fund	6,214,767
Total	$ 7,561,780
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 49,028,663	$ -	$ 11,699,941	$ -	$ -
easyJet PLC	168,495,470	-	164,901,608	-	-
Informa PLC	163,485,254	-	31,187,195	3,553,461	-
Niko Resources Ltd.	204,266,519	3,327,048	28,865,657	118,870	-
Painted Pony Petroleum Ltd. 144A	3,676,731	-	-	-	4,564,195
Painted Pony Petroleum Ltd. Class A	3,972,148	14,877,651	-	-	20,161,730
Petrobank Energy & Resources Ltd.	239,355,866	5,726,665	-	-	281,897,486
Pronova BioPharma ASA	48,182,882	1,312,775	5,366,726	-	-
Tecan Group AG	67,537,277	-	14,216,644	749,837	60,573,340
Trican Well Service Ltd.	81,839,590	-	27,369,191	285,290	-
Total	$ 1,029,840,400	$ 25,244,139	$ 283,606,962	$ 4,707,458	$ 367,196,751
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,318,231,325	$ 3,002,622,711	$ 3,315,608,614	$ -
Japan	5,575,376,000	1,985,816,989	3,589,559,011	-
France	3,503,476,068	183,936,000	3,319,540,068	-
Switzerland	2,953,506,410	412,477,215	2,541,029,195	-
United States of America	2,809,990,740	2,809,990,740	-	-
Germany	2,775,978,025	506,094,327	2,269,883,698	-
Spain	1,536,039,784	444,240,000	1,091,799,784	-
Canada	1,482,953,395	1,482,501,535	-	451,860
Australia	1,023,066,546	494,972,000	528,094,546	-
Other	7,739,737,221	1,897,650,826	5,842,086,395	-
Money Market Funds	4,443,044,580	4,443,044,580	-	-
Total Investments in Securities:	$ 40,161,400,094	$ 17,663,346,923	$ 22,497,601,311	$ 451,860
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 481,440
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29,580)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 451,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (29,580)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $4,558,512,169 of which $956,598,602 and $3,601,913,567 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010

Assets
Investment in securities, at value (including securities loaned of $3,226,723,308) - See accompanying schedule: Unaffiliated issuers (cost $31,187,416,654)	$ 35,351,158,763
Fidelity Central Funds (cost $4,443,044,580)	4,443,044,580
Other affiliated issuers (cost $299,649,846)	367,196,751
Total Investments (cost $35,930,111,080)		$ 40,161,400,094
Cash		744,351
Foreign currency held at value (cost $29,347,727)		29,393,779
Receivable for investments sold		963,037,782
Receivable for fund shares sold		78,698,389
Dividends receivable		172,797,646
Distributions receivable from Fidelity Central Funds		4,162,032
Prepaid expenses		55,007
Other receivables		3,326,161
Total assets		41,413,615,241

Liabilities
Payable for investments purchased	$ 1,035,629,892
Payable for fund shares redeemed	59,819,379
Accrued management fee	23,538,533
Other affiliated payables	6,783,772
Other payables and accrued expenses	6,221,199
Collateral on securities loaned, at value	3,400,670,449
Total liabilities		4,532,663,224

Net Assets		$ 36,880,952,017
Net Assets consist of:
Paid in capital		$ 37,321,904,161
Undistributed net investment income		181,883,549
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,848,986,730)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,226,151,037
Net Assets		$ 36,880,952,017
Diversified International: Net Asset Value, offering price and redemption price per share ($30,041,085,377 ÷ 1,082,110,487 shares)		$ 27.76

Class K: Net Asset Value, offering price and redemption price per share ($6,469,275,044 ÷ 233,059,951 shares)		$ 27.76

Class F: Net Asset Value, offering price and redemption price per share ($370,591,596 ÷ 13,352,892 shares)		$ 27.75

Statement of Operations

	Six months ended April 30, 2010

Investment Income
Dividends (including $4,707,458 earned from other affiliated issuers)		$ 451,464,879
Interest		1,640
Income from Fidelity Central Funds		7,561,780
		459,028,299
Less foreign taxes withheld		(38,444,205)
Total income		420,584,094

Expenses
Management fee Basic fee	$ 132,115,759
Performance adjustment	1,621,896
Transfer agent fees	40,130,707
Accounting and security lending fees	1,366,969
Custodian fees and expenses	3,432,799
Independent trustees' compensation	103,208
Appreciation in deferred trustee compensation account	8
Registration fees	211,728
Audit	135,439
Legal	139,228
Miscellaneous	289,678
Total expenses before reductions	179,547,419
Expense reductions	(3,263,705)	176,283,714
Net investment income (loss)		244,300,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,463,698)
Other affiliated issuers	(154,042,546)
Capital gain distributions from Fidelity Central Funds	50,714
Foreign currency transactions	(3,407,563)
Total net realized gain (loss)		(159,863,093)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,859,446)	1,583,698,922
Assets and liabilities in foreign currencies	(3,033,424)
Total change in net unrealized appreciation (depreciation)		1,580,665,498
Net gain (loss)		1,420,802,405
Net increase (decrease) in net assets resulting from operations		$ 1,665,102,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,300,380	$ 476,097,261
Net realized gain (loss)	(159,863,093)	(3,390,561,829)
Change in net unrealized appreciation (depreciation)	1,580,665,498	9,739,007,983
Net increase (decrease) in net assets resulting from operations	1,665,102,785	6,824,543,415
Distributions to shareholders from net investment income	(474,506,675)	(412,836,673)
Share transactions - net increase (decrease)	(59,400,508)	129,291,951
Redemption fees	423,282	1,098,454
Total increase (decrease) in net assets	1,131,618,884	6,542,097,147

Net Assets
Beginning of period	35,749,333,133	29,207,235,986
End of period (including undistributed net investment income of $181,883,549 and undistributed net investment income of $412,089,844, respectively)	$ 36,880,952,017	$ 35,749,333,133

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80	$ 26.08
Income from Investment Operations
Net investment income (loss) D	.18	.35	.55	.47	.46	.30
Net realized and unrealized gain (loss)	1.07	4.86	(20.96)	10.23	7.33	4.63
Total from investment operations	1.25	5.21	(20.41)	10.70	7.79	4.93
Distributions from net investment income	(.35)	(.31)	(.47)	(.36)	(.28)	(.15)
Distributions from net realized gain	-	-	(2.57)	(2.51)	(.73)	(.06)
Total distributions	(.35)	(.31)	(3.04)	(2.87)	(1.01)	(.21)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 27.76	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80
Total Return B, C	4.63%	24.32%	(48.04)%	30.37%	25.89%	19.01%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	1.01%	1.04%	.93%	1.01%	1.10%
Expenses net of fee waivers, if any	.99% A	1.01%	1.04%	.93%	1.01%	1.10%
Expenses net of all reductions	.98% A	.99%	1.02%	.91%	.97%	1.07%
Net investment income (loss)	1.28% A	1.58%	1.53%	1.20%	1.32%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,041,085	$ 30,998,270	$ 28,274,961	$ 59,929,942	$ 43,965,189	$ 29,637,193
Portfolio turnover rate F	53% A	54%	49%	51%	59%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.20	.42	.16
Net realized and unrealized gain (loss)	1.08	4.85	(16.57)
Total from investment operations	1.28	5.27	(16.41)
Distributions from net investment income	(.41)	(.36)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 27.76	$ 26.89	$ 21.98
Total Return B, C	4.73%	24.64%	(42.75)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.77%	.88% A
Expenses net of fee waivers, if any	.80% A	.77%	.88% A
Expenses net of all reductions	.78% A	.76%	.87% A
Net investment income (loss)	1.47% A	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,469,275	$ 4,713,909	$ 932,275
Portfolio turnover rate F	53% A	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30,	Year ended October 31,
	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.89	$ 23.29
Income from Investment Operations
Net investment income (loss) D	.21	(.02)
Net realized and unrealized gain (loss)	1.07	3.62
Total from investment operations	1.28	3.60
Distributions from net investment income	(.42)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 27.75	$ 26.89
Total Return B, C	4.73%	15.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.71% A
Expenses net of fee waivers, if any	.75% A	.71% A
Expenses net of all reductions	.73% A	.70% A
Net investment income (loss)	1.52% A	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,592	$ 37,155
Portfolio turnover rate F	53% A	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,226,257,343
Gross unrealized depreciation	(2,071,312,620)
Net unrealized appreciation (depreciation)	$ 4,154,944,723
Tax cost	$ 36,006,455,371

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,242,039,075 and $9,390,630,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 38,606,018.25
Class K	1,524,689.05
	$ 40,130,707

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,510 for the period.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $74,574 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,214,767.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,263,527 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $178.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Diversified International	$ 398,456,261	$ 394,538,470
Class K	74,880,008	18,298,203
Class F	1,170,406	-
Total	$ 474,506,675	$ 412,836,673

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Diversified International
Shares sold	112,441,913	266,412,212	$ 3,117,265,408	$ 5,884,913,394
Conversion to Class K B	-	(113,348,310)	-	(2,310,072,040)
Reinvestment of distributions	13,627,007	20,012,374	384,281,815	380,635,740
Shares redeemed	(197,823,092)	(307,025,690)	(5,516,519,498)	(6,660,643,668)
Net increase (decrease)	(71,754,172)	(133,949,414)	$ (2,014,972,275)	$ (2,705,166,574)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class K
Shares sold	80,643,249	46,252,428	$ 2,258,466,008	$ 1,096,724,275
Conversion from Diversified International B	-	113,393,333	-	2,310,072,040
Reinvestment of distributions	2,657,204	963,570	74,880,008	18,298,203
Shares redeemed	(25,536,224)	(27,732,811)	(709,056,245)	(629,090,058)
Net increase (decrease)	57,764,229	132,876,520	$ 1,624,289,771	$ 2,796,004,460
Class F
Shares sold	12,839,226	1,396,615	$ 355,687,947	$ 38,873,992
Reinvestment of distributions	41,548	-	1,170,406	-
Shares redeemed	(909,545)	(14,952)	(25,576,357)	(419,927)
Net increase (decrease)	11,971,229	1,381,663	$ 331,281,996	$ 38,454,065

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Diversified International are presented for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2010 and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
FIL Investments (Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

DIF-K-USAN-0610
1.863007.101

Fidelity®
Overseas
Fund -
Class F

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Overseas	.94%
Actual		$ 1,000.00	$ 1,024.60	$ 4.72
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.74%
Actual		$ 1,000.00	$ 1,025.70	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71
Class F	.69%
Actual		$ 1,000.00	$ 1,026.20	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	23.1%
Japan	21.6%
Germany	13.3%
France	12.0%
United States of America	7.0%
Italy	3.9%
Switzerland	3.1%
Australia	2.6%
Spain	2.5%
Other	10.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan	20.2%
United Kingdom	20.2%
France	15.0%
Germany	10.7%
United States of America	5.4%
Spain	4.5%
Italy	4.3%
Switzerland	4.0%
Hong Kong	2.4%
Other	13.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	97.9
Short-Term Investments and Net Other Assets	2.7	2.1
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
SAP AG (Germany, Software)	3.4	0.3
Ricoh Co. Ltd. (Japan, Office Electronics)	2.5	1.5
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	3.1
Mazda Motor Corp. (Japan, Automobiles)	2.3	1.3
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	2.2	0.5
BAE Systems PLC (United Kingdom, Aerospace & Defense)	1.9	0.5
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.9	1.9
Siemens AG (Germany, Industrial Conglomerates)	1.8	0.8
Deutsche Boerse AG (Germany, Diversified Financial Services)	1.6	1.1
Carrefour SA (France, Food & Staples Retailing)	1.6	0.5
	21.6
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	22.6
Consumer Discretionary	15.4	11.2
Information Technology	12.6	6.0
Industrials	10.1	7.9
Materials	8.9	10.2
Consumer Staples	8.1	9.9
Energy	6.7	10.5
Health Care	5.9	6.5
Telecommunication Services	3.5	8.8
Utilities	3.1	4.3

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 2.6%
Macquarie Group Ltd.	1,785,379	$ 81,391,293
Newcrest Mining Ltd.	960,552	28,987,084
Qantas Airways Ltd.	10,974,903	28,409,397
Westfield Group unit	4,096,322	48,370,243
TOTAL AUSTRALIA		187,158,017
Austria - 0.5%
Wienerberger AG (a)	1,786,918	33,222,568
Bailiwick of Jersey - 1.1%
Shire PLC	1,533,858	33,783,647
WPP PLC	4,083,514	43,289,053
TOTAL BAILIWICK OF JERSEY		77,072,700
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	780,339	37,859,697
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,312,640	41,819
KBC Groupe SA (a)	1,219,597	54,573,122
TOTAL BELGIUM		92,474,638
Bermuda - 0.5%
VimpelCom Ltd. ADR (a)	2,230,400	38,853,568
Canada - 0.6%
Harry Winston Diamond Corp. (a)(e)	4,282,574	47,073,757
Cayman Islands - 0.3%
Shanda Games Ltd. sponsored ADR (d)	3,226,600	22,586,200
France - 12.0%
Atos Origin SA (a)	887,705	44,987,060
AXA SA (d)	2,184,537	43,705,211
BNP Paribas SA	708,726	48,685,152
Carrefour SA (d)	2,360,741	115,721,866
Compagnie de St. Gobain	947,517	46,779,863
Danone (d)	1,124,366	66,255,465
LVMH Moet Hennessy - Louis Vuitton	401,637	46,226,053
Neopost SA (d)	189,400	15,063,997
Pernod-Ricard SA	822,067	69,949,936
Renault SA (a)	1,874,400	86,850,795
Sanofi-Aventis	1,142,068	77,918,986
Schneider Electric SA (d)	516,824	58,680,854
Societe Generale Series A	539,408	28,807,224
Total SA	1,805,580	98,247,832
Wendel	398,000	25,760,933
TOTAL FRANCE		873,641,227
Germany - 12.4%
Bayer AG (d)	450,697	28,707,860
Daimler AG (United States)	758,200	38,622,708
Deutsche Boerse AG	1,492,392	115,753,064
Deutsche Postbank AG (a)(d)	591,800	20,327,810
E.ON AG (d)	1,135,840	41,776,638
Fresenius Medical Care AG & Co. KGaA	964,400	52,030,960
HeidelbergCement AG	1,773,329	109,877,083

	Shares	Value
Linde AG (d)	341,697	$ 40,813,493
Munich Re Group (d)	386,015	54,315,723
SAP AG	5,273,419	250,223,722
Siemens AG	1,335,544	130,402,521
Software AG (Bearer)	186,400	21,345,547
TOTAL GERMANY		904,197,129
Greece - 1.5%
EFG Eurobank Ergasias SA	4,191,100	33,694,757
Greek Organization of Football Prognostics SA	1,425,200	28,950,679
Hellenic Telecommunications Organization SA	2,609,905	28,789,905
Public Power Corp. of Greece	1,303,000	21,332,886
TOTAL GREECE		112,768,227
Hong Kong - 0.9%
China Unicom (Hong Kong) Ltd. sponsored ADR	5,320,800	66,137,544
Ireland - 0.5%
Covidien PLC	775,200	37,201,848
Italy - 3.9%
Bulgari SpA (d)	10,709,881	89,028,308
ENI SpA	829,474	18,540,272
Intesa Sanpaolo SpA	33,609,264	110,785,793
Saipem SpA	1,047,613	39,123,707
UniCredit SpA	9,824,524	25,750,053
TOTAL ITALY		283,228,133
Japan - 21.6%
Aeon Co. Ltd.	280,700	3,214,100
Canon, Inc. sponsored ADR	923,000	42,162,640
East Japan Railway Co.	704,300	47,115,812
Fuji Media Holdings, Inc.	3,777	6,120,083
Hitachi Ltd. (a)	6,201,000	27,255,623
Japan Tobacco, Inc.	10,107	35,027,120
JFE Holdings, Inc.	1,486,100	52,999,950
Kawasaki Kisen Kaisha Ltd. (a)	7,395,000	31,430,514
Kenedix, Inc. (a)(d)(e)	67,075	23,636,565
Keyence Corp.	110,000	26,337,699
Kose Corp.	692,300	16,170,619
Marui Group Co. Ltd.	3,072,000	24,286,311
Mazda Motor Corp.	56,605,000	167,167,435
Mitsubishi Corp.	1,439,800	34,107,649
Mitsubishi UFJ Financial Group, Inc.	12,389,800	64,567,112
Mitsui & Co. Ltd.	2,746,000	41,272,093
Mitsui Chemicals, Inc.	8,094,000	26,587,871
Mizuho Financial Group, Inc.	11,887,600	22,891,110
NKSJ Holdings, Inc. (a)	7,087,000	51,456,766
Nomura Real Estate Office Fund, Inc.	1,700	9,610,348
NTT DoCoMo, Inc.	19,623	30,530,931
Omron Corp.	1,985,800	46,447,382
Panasonic Corp.	1,023,000	14,992,729
Rakuten, Inc.	48,561	37,688,672
Common Stocks - continued
	Shares	Value
Japan - continued
Ricoh Co. Ltd.	10,560,000	$ 179,398,903
Showa Denko KK	15,315,000	34,812,274
SKY Perfect JSAT Holdings, Inc.	17,828	7,166,784
SOFTBANK CORP.	630,300	14,097,317
Sony Corp.	638,700	21,869,612
Sony Financial Holdings, Inc.	9,598	34,639,860
Sumitomo Mitsui Financial Group, Inc.	1,816,900	60,091,432
T&D Holdings, Inc.	870,750	22,747,306
Tokio Marine Holdings, Inc.	1,854,700	55,218,506
Tokyo Broadcasting System Holding	1,852,500	32,206,244
Tokyo Electron Ltd.	1,553,300	101,844,137
Toshiba Corp. (a)	6,024,000	34,727,459
Toyota Motor Corp. sponsored ADR (d)	959,898	73,998,537
Yahoo! Japan Corp.	47,450	18,168,690
TOTAL JAPAN		1,574,064,195
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A (a)(d)	1,878,900	72,957,687
Marshall Islands - 0.4%
Teekay Corp.	1,161,700	29,100,585
Netherlands - 1.2%
Aegon NV (a)	9,039,500	63,229,392
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,731,800	24,391,652
TOTAL NETHERLANDS		87,621,044
Norway - 1.1%
Aker Solutions ASA (d)	3,633,600	60,733,967
Sevan Marine ASA (a)(d)	14,310,000	20,718,974
TOTAL NORWAY		81,452,941
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA	2,724,773	35,840,747
Gas Natural SDG SA	2,646,100	45,181,408
Inditex SA	549,355	34,005,161
Indra Sistemas SA	680,500	13,643,525
Repsol YPF SA sponsored ADR (d)	686,700	16,103,115
Telefonica SA sponsored ADR	528,800	35,842,064
TOTAL SPAIN		180,616,020
Switzerland - 3.1%
Givaudan SA	38,526	33,525,966
Roche Holding AG (participation certificate)	643,468	101,601,359
Swiss Reinsurance Co.	466,189	20,218,837

	Shares	Value
UBS AG (a)(d)	2,365,863	$ 36,654,081
Zurich Financial Services AG	157,737	34,971,103
TOTAL SWITZERLAND		226,971,346
United Kingdom - 23.1%
Anglo American PLC (United Kingdom) (a)	2,324,200	98,709,140
BAE Systems PLC	26,839,000	140,650,483
Barclays PLC	21,701,107	111,459,847
BG Group PLC	2,093,620	35,383,018
British Land Co. PLC	5,614,822	39,867,377
Capita Group PLC	2,049,400	24,992,824
Centrica PLC	20,702,543	92,980,127
GKN PLC (a)	15,538,543	32,232,546
GlaxoSmithKline PLC	2,818,498	52,307,176
HSBC Holdings PLC sponsored ADR	2,657,371	135,233,610
Imperial Tobacco Group PLC	5,744,608	163,630,949
ITV PLC (a)	41,009,530	42,063,664
Kesa Electricals PLC	10,341,100	19,647,370
Lloyds TSB Group PLC	50,043,010	50,061,111
Marks & Spencer Group PLC	8,129,900	45,456,364
Misys PLC (a)	13,948,400	49,661,092
National Grid PLC	2,208,300	21,291,674
Rio Tinto PLC	1,976,010	100,500,040
Royal Dutch Shell PLC Class B ADR	2,848,200	172,828,776
Segro PLC	6,506,400	30,935,167
SIG PLC (a)	13,726,900	27,605,487
Smith & Nephew PLC	4,472,700	46,365,013
Tesco PLC	5,557,144	36,854,059
William Hill PLC (e)	35,584,632	111,173,077
TOTAL UNITED KINGDOM		1,681,889,991
United States of America - 4.3%
CME Group, Inc.	110,400	36,256,464
Corning, Inc.	718,100	13,823,425
Fluor Corp.	1,233,700	65,188,708
Morgan Stanley	1,184,000	35,780,480
NII Holdings, Inc. (a)	1,047,900	44,451,918
Procter & Gamble Co.	783,100	48,677,496
Scientific Games Corp. Class A (a)	4,697,006	69,092,958
TOTAL UNITED STATES OF AMERICA		313,271,449
TOTAL COMMON STOCKS (Cost $6,978,190,156)		7,023,560,814
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Porsche Automobil Holding SE	255,000	14,759,423
Volkswagen AG (d)	557,968	53,627,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $67,961,234)		68,386,449
Money Market Funds - 12.5%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	244,901,667	$ 244,901,667
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	669,872,686	669,872,686
TOTAL MONEY MARKET FUNDS (Cost $914,774,353)		914,774,353
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $7,960,925,743)		8,006,721,616
NET OTHER ASSETS - (9.8)%		(717,865,917)
NET ASSETS - 100%		$ 7,288,855,699
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156,769
Fidelity Securities Lending Cash Central Fund	2,461,739
Total	$ 2,618,508
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Harry Winston Diamond Corp.	$ 35,080,049	$ -	$ -	$ -	$ 47,073,757
Kenedix, Inc.	28,504,228	5,666,764	6,563,323	-	23,636,565
William Hill PLC	71,632,544	29,169,053	-	2,667,780	111,173,077
Total	$ 135,216,821	$ 34,835,817	$ 6,563,323	$ 2,667,780	$ 181,883,399
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,681,889,991	$ 308,062,386	$ 1,373,827,605	$ -
Japan	1,574,064,195	400,475,415	1,173,588,780	-
Germany	972,583,578	38,622,708	933,960,870	-
France	873,641,227	-	873,641,227	-
United States of America	313,271,449	313,271,449	-	-
Italy	283,228,133	-	283,228,133	-
Switzerland	226,971,346	-	226,971,346	-
Australia	187,158,017	-	187,158,017	-
Spain	180,616,020	51,945,179	128,670,841	-
Other	798,523,307	313,911,189	484,612,118	-
Money Market Funds	914,774,353	914,774,353	-	-
Total Investments in Securities:	$ 8,006,721,616	$ 2,341,062,679	$ 5,665,658,937	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $1,798,921,333 of which $859,201,568 and $939,719,765 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $635,948,642) - See accompanying schedule: Unaffiliated issuers (cost $6,864,242,284)	$ 6,910,063,864
Fidelity Central Funds (cost $914,774,353)	914,774,353
Other affiliated issuers (cost $181,909,106)	181,883,399
Total Investments (cost $7,960,925,743)		$ 8,006,721,616
Cash		575,251
Foreign currency held at value (cost $23)		27
Receivable for investments sold		83,390,884
Receivable for fund shares sold		37,530,223
Dividends receivable		31,522,467
Distributions receivable from Fidelity Central Funds		1,072,340
Prepaid expenses		11,118
Other receivables		1,460,708
Total assets		8,162,284,634

Liabilities
Payable for investments purchased	$ 192,909,034
Payable for fund shares redeemed	4,493,835
Accrued management fee	4,119,875
Other affiliated payables	1,516,298
Other payables and accrued expenses	517,207
Collateral on securities loaned, at value	669,872,686
Total liabilities		873,428,935

Net Assets		$ 7,288,855,699
Net Assets consist of:
Paid in capital		$ 8,829,514,607
Undistributed net investment income		39,904,793
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,626,159,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,595,809
Net Assets		$ 7,288,855,699
Overseas: Net Asset Value, offering price and redemption price per share ($6,484,253,501 ÷ 213,217,171 shares)		$ 30.41

Class K: Net Asset Value, offering price and redemption price per share ($443,976,568 ÷ 14,600,091 shares)		$ 30.41

Class F: Net Asset Value, offering price and redemption price per share ($360,625,630 ÷ 11,863,956 shares)		$ 30.40

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends (including $2,667,780 earned from other affiliated issuers)		$ 84,720,601
Interest		928
Income from Fidelity Central Funds		2,618,508
		87,340,037
Less foreign taxes withheld		(5,133,907)
Total income		82,206,130

Expenses
Management fee Basic fee	$ 25,927,445
Performance adjustment	(2,415,889)
Transfer agent fees	8,393,179
Accounting and security lending fees	862,294
Custodian fees and expenses	657,750
Independent trustees' compensation	20,374
Depreciation in deferred trustee compensation account	(10)
Registration fees	78,796
Audit	73,935
Legal	36,372
Interest	772
Miscellaneous	57,754
Total expenses before reductions	33,692,772
Expense reductions	(1,742,064)	31,950,708
Net investment income (loss)		50,255,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	287,323,498
Other affiliated issuers	(2,399,023)
Capital gain distribution from Fidelity Central Funds	17,805
Foreign currency transactions	(59,986)
Total net realized gain (loss)		284,882,294
Change in net unrealized appreciation (depreciation) on: Investment securities	(150,007,412)
Assets and liabilities in foreign currencies	(381,817)
Total change in net unrealized appreciation (depreciation)		(150,389,229)
Net gain (loss)		134,493,065
Net increase (decrease) in net assets resulting from operations		$ 184,748,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,255,422	$ 119,329,980
Net realized gain (loss)	284,882,294	(1,003,646,089)
Change in net unrealized appreciation (depreciation)	(150,389,229)	2,100,809,355
Net increase (decrease) in net assets resulting from operations	184,748,487	1,216,493,246
Distributions to shareholders from net investment income	(108,455,927)	(81,537,156)
Distributions to shareholders from net realized gain	(2,308,851)	-
Total distributions	(110,764,778)	(81,537,156)
Share transactions - net increase (decrease)	193,363,613	377,264,123
Redemption fees	28,283	81,713
Total increase (decrease) in net assets	267,375,605	1,512,301,926

Net Assets
Beginning of period	7,021,480,094	5,509,178,168
End of period (including undistributed net investment income of $39,904,793 and undistributed net investment income of $98,105,298, respectively)	$ 7,288,855,699	$ 7,021,480,094

Financial Highlights - Overseas

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65	$ 32.21
Income from Investment Operations
Net investment income (loss) D	.21	.52	.55	.70	.63	.39
Net realized and unrealized gain (loss)	.55	4.55	(27.19)	15.80	9.37	5.35
Total from investment operations	.76	5.07	(26.64)	16.50	10.00	5.74
Distributions from net investment income	(.47)	(.37)	(.57)	(.55)	(.41)	(.19)
Distributions from net realized gain	(.01)	-	(5.75)	(4.64)	(.16)	(.11)
Total distributions	(.48)	(.37)	(6.32)	(5.19)	(.57)	(.30)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 30.41	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65
Total Return B,C	2.46%	20.44%	(50.88)%	38.79%	26.83%	17.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.02%	1.13%	.95%	1.00%	.93%
Expenses net of fee waivers, if any	.94% A	1.02%	1.13%	.95%	1.00%	.93%
Expenses net of all reductions	.89% A	.98%	1.10%	.91%	.90%	.86%
Net investment income (loss)	1.35% A	2.01%	1.33%	1.43%	1.43%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,484,254	$ 6,602,017	$ 5,464,901	$ 9,543,353	$ 7,217,287	$ 4,733,797
Portfolio turnover rate F	108% A	115%	113%	87%	132%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.24	.59	.13
Net realized and unrealized gain (loss)	.55	4.54	(19.68)
Total from investment operations	.79	5.13	(19.55)
Distributions from net investment income	(.53)	(.42)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.54)	(.42)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 30.41	$ 30.16	$ 25.45
Total Return B,C	2.57%	20.73%	(43.44)%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.78%	.96% A
Expenses net of fee waivers, if any	.74% A	.78%	.96% A
Expenses net of all reductions	.70% A	.74%	.93% A
Net investment income (loss)	1.55% A	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 443,977	$ 383,048	$ 44,277
Portfolio turnover rate F	108% A	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 26.62
Income from Investment Operations
Net investment income (loss) D	.24	.07
Net realized and unrealized gain (loss)	.57	3.46
Total from investment operations	.81	3.53
Distributions from net investment income	(.55)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.56)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 30.40	$ 30.15
Total Return B,C	2.62%	13.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.69% A	.68% A
Expenses net of fee waivers, if any	.69% A	.68% A
Expenses net of all reductions	.64% A	.64% A
Net investment income (loss)	1.60% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,626	$ 36,415
Portfolio turnover rate F	108% A	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 545,967,356
Gross unrealized depreciation	(582,203,364)
Net unrealized appreciation (depreciation)	$ (36,236,008)

Tax cost	$ 8,042,957,624

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,859,677,077 and $3,777,198,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Overseas, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 8,284,404.25
Class K	108,775.05
	$ 8,393,179

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,382 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,189,333.38%		$ 772

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,644 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,461,739.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,742,007 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Overseas	$ 100,374,724	$ 78,759,447
Class K	6,711,131	2,777,709
Class F	1,370,072	-
Total	$ 108,455,927	$ 81,537,156
From net realized gain
Overseas	$ 2,158,315	$ -
Class K	126,111	-
Class F	24,425	-
Total	$ 2,308,851	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Overseas
Shares sold	23,719,819	47,857,124	$ 721,728,835	$ 1,179,178,777
Conversion to Class K B	-	(11,269,934)	-	(265,380,751)
Reinvestment of distributions	3,238,252	3,481,434	101,747,690	78,089,426
Shares redeemed	(32,881,892)	(35,803,556)	(1,014,347,738)	(910,091,016)
Net increase (decrease)	(5,923,821)	4,265,068	$ (190,871,213)	$ 81,796,436
Class K
Shares sold	3,187,127	2,178,017	$ 97,514,134	$ 56,176,528
Conversion from Overseas B	-	11,270,235	-	265,380,751
Reinvestment of distributions	217,803	123,950	6,837,242	2,777,709
Shares redeemed	(1,505,797)	(2,610,676)	(46,072,348)	(67,054,987)
Net increase (decrease)	1,899,133	10,961,526	$ 58,279,028	$ 257,280,001

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class F
Shares sold	11,390,110	1,220,610	$ 348,507,873	$ 38,599,366
Reinvestment of distributions	44,465	-	1,394,497	-
Shares redeemed	(778,298)	(12,931)	(23,946,572)	(411,680)
Net increase (decrease)	10,656,277	1,207,679	$ 325,955,798	$ 38,187,686

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Overseas are presented for the period November 1, 2008 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 50% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

OVE-F-SANN-0610
1.891739.100

Fidelity®
Overseas
Fund -
Class K

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Overseas	.94%
Actual		$ 1,000.00	$ 1,024.60	$ 4.72
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.74%
Actual		$ 1,000.00	$ 1,025.70	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71
Class F	.69%
Actual		$ 1,000.00	$ 1,026.20	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	23.1%
Japan	21.6%
Germany	13.3%
France	12.0%
United States of America	7.0%
Italy	3.9%
Switzerland	3.1%
Australia	2.6%
Spain	2.5%
Other	10.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan	20.2%
United Kingdom	20.2%
France	15.0%
Germany	10.7%
United States of America	5.4%
Spain	4.5%
Italy	4.3%
Switzerland	4.0%
Hong Kong	2.4%
Other	13.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	97.9
Short-Term Investments and Net Other Assets	2.7	2.1
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
SAP AG (Germany, Software)	3.4	0.3
Ricoh Co. Ltd. (Japan, Office Electronics)	2.5	1.5
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	3.1
Mazda Motor Corp. (Japan, Automobiles)	2.3	1.3
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	2.2	0.5
BAE Systems PLC (United Kingdom, Aerospace & Defense)	1.9	0.5
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.9	1.9
Siemens AG (Germany, Industrial Conglomerates)	1.8	0.8
Deutsche Boerse AG (Germany, Diversified Financial Services)	1.6	1.1
Carrefour SA (France, Food & Staples Retailing)	1.6	0.5
	21.6
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	22.6
Consumer Discretionary	15.4	11.2
Information Technology	12.6	6.0
Industrials	10.1	7.9
Materials	8.9	10.2
Consumer Staples	8.1	9.9
Energy	6.7	10.5
Health Care	5.9	6.5
Telecommunication Services	3.5	8.8
Utilities	3.1	4.3

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 2.6%
Macquarie Group Ltd.	1,785,379	$ 81,391,293
Newcrest Mining Ltd.	960,552	28,987,084
Qantas Airways Ltd.	10,974,903	28,409,397
Westfield Group unit	4,096,322	48,370,243
TOTAL AUSTRALIA		187,158,017
Austria - 0.5%
Wienerberger AG (a)	1,786,918	33,222,568
Bailiwick of Jersey - 1.1%
Shire PLC	1,533,858	33,783,647
WPP PLC	4,083,514	43,289,053
TOTAL BAILIWICK OF JERSEY		77,072,700
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	780,339	37,859,697
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,312,640	41,819
KBC Groupe SA (a)	1,219,597	54,573,122
TOTAL BELGIUM		92,474,638
Bermuda - 0.5%
VimpelCom Ltd. ADR (a)	2,230,400	38,853,568
Canada - 0.6%
Harry Winston Diamond Corp. (a)(e)	4,282,574	47,073,757
Cayman Islands - 0.3%
Shanda Games Ltd. sponsored ADR (d)	3,226,600	22,586,200
France - 12.0%
Atos Origin SA (a)	887,705	44,987,060
AXA SA (d)	2,184,537	43,705,211
BNP Paribas SA	708,726	48,685,152
Carrefour SA (d)	2,360,741	115,721,866
Compagnie de St. Gobain	947,517	46,779,863
Danone (d)	1,124,366	66,255,465
LVMH Moet Hennessy - Louis Vuitton	401,637	46,226,053
Neopost SA (d)	189,400	15,063,997
Pernod-Ricard SA	822,067	69,949,936
Renault SA (a)	1,874,400	86,850,795
Sanofi-Aventis	1,142,068	77,918,986
Schneider Electric SA (d)	516,824	58,680,854
Societe Generale Series A	539,408	28,807,224
Total SA	1,805,580	98,247,832
Wendel	398,000	25,760,933
TOTAL FRANCE		873,641,227
Germany - 12.4%
Bayer AG (d)	450,697	28,707,860
Daimler AG (United States)	758,200	38,622,708
Deutsche Boerse AG	1,492,392	115,753,064
Deutsche Postbank AG (a)(d)	591,800	20,327,810
E.ON AG (d)	1,135,840	41,776,638
Fresenius Medical Care AG & Co. KGaA	964,400	52,030,960
HeidelbergCement AG	1,773,329	109,877,083

	Shares	Value
Linde AG (d)	341,697	$ 40,813,493
Munich Re Group (d)	386,015	54,315,723
SAP AG	5,273,419	250,223,722
Siemens AG	1,335,544	130,402,521
Software AG (Bearer)	186,400	21,345,547
TOTAL GERMANY		904,197,129
Greece - 1.5%
EFG Eurobank Ergasias SA	4,191,100	33,694,757
Greek Organization of Football Prognostics SA	1,425,200	28,950,679
Hellenic Telecommunications Organization SA	2,609,905	28,789,905
Public Power Corp. of Greece	1,303,000	21,332,886
TOTAL GREECE		112,768,227
Hong Kong - 0.9%
China Unicom (Hong Kong) Ltd. sponsored ADR	5,320,800	66,137,544
Ireland - 0.5%
Covidien PLC	775,200	37,201,848
Italy - 3.9%
Bulgari SpA (d)	10,709,881	89,028,308
ENI SpA	829,474	18,540,272
Intesa Sanpaolo SpA	33,609,264	110,785,793
Saipem SpA	1,047,613	39,123,707
UniCredit SpA	9,824,524	25,750,053
TOTAL ITALY		283,228,133
Japan - 21.6%
Aeon Co. Ltd.	280,700	3,214,100
Canon, Inc. sponsored ADR	923,000	42,162,640
East Japan Railway Co.	704,300	47,115,812
Fuji Media Holdings, Inc.	3,777	6,120,083
Hitachi Ltd. (a)	6,201,000	27,255,623
Japan Tobacco, Inc.	10,107	35,027,120
JFE Holdings, Inc.	1,486,100	52,999,950
Kawasaki Kisen Kaisha Ltd. (a)	7,395,000	31,430,514
Kenedix, Inc. (a)(d)(e)	67,075	23,636,565
Keyence Corp.	110,000	26,337,699
Kose Corp.	692,300	16,170,619
Marui Group Co. Ltd.	3,072,000	24,286,311
Mazda Motor Corp.	56,605,000	167,167,435
Mitsubishi Corp.	1,439,800	34,107,649
Mitsubishi UFJ Financial Group, Inc.	12,389,800	64,567,112
Mitsui & Co. Ltd.	2,746,000	41,272,093
Mitsui Chemicals, Inc.	8,094,000	26,587,871
Mizuho Financial Group, Inc.	11,887,600	22,891,110
NKSJ Holdings, Inc. (a)	7,087,000	51,456,766
Nomura Real Estate Office Fund, Inc.	1,700	9,610,348
NTT DoCoMo, Inc.	19,623	30,530,931
Omron Corp.	1,985,800	46,447,382
Panasonic Corp.	1,023,000	14,992,729
Rakuten, Inc.	48,561	37,688,672
Common Stocks - continued
	Shares	Value
Japan - continued
Ricoh Co. Ltd.	10,560,000	$ 179,398,903
Showa Denko KK	15,315,000	34,812,274
SKY Perfect JSAT Holdings, Inc.	17,828	7,166,784
SOFTBANK CORP.	630,300	14,097,317
Sony Corp.	638,700	21,869,612
Sony Financial Holdings, Inc.	9,598	34,639,860
Sumitomo Mitsui Financial Group, Inc.	1,816,900	60,091,432
T&D Holdings, Inc.	870,750	22,747,306
Tokio Marine Holdings, Inc.	1,854,700	55,218,506
Tokyo Broadcasting System Holding	1,852,500	32,206,244
Tokyo Electron Ltd.	1,553,300	101,844,137
Toshiba Corp. (a)	6,024,000	34,727,459
Toyota Motor Corp. sponsored ADR (d)	959,898	73,998,537
Yahoo! Japan Corp.	47,450	18,168,690
TOTAL JAPAN		1,574,064,195
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A (a)(d)	1,878,900	72,957,687
Marshall Islands - 0.4%
Teekay Corp.	1,161,700	29,100,585
Netherlands - 1.2%
Aegon NV (a)	9,039,500	63,229,392
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,731,800	24,391,652
TOTAL NETHERLANDS		87,621,044
Norway - 1.1%
Aker Solutions ASA (d)	3,633,600	60,733,967
Sevan Marine ASA (a)(d)	14,310,000	20,718,974
TOTAL NORWAY		81,452,941
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA	2,724,773	35,840,747
Gas Natural SDG SA	2,646,100	45,181,408
Inditex SA	549,355	34,005,161
Indra Sistemas SA	680,500	13,643,525
Repsol YPF SA sponsored ADR (d)	686,700	16,103,115
Telefonica SA sponsored ADR	528,800	35,842,064
TOTAL SPAIN		180,616,020
Switzerland - 3.1%
Givaudan SA	38,526	33,525,966
Roche Holding AG (participation certificate)	643,468	101,601,359
Swiss Reinsurance Co.	466,189	20,218,837

	Shares	Value
UBS AG (a)(d)	2,365,863	$ 36,654,081
Zurich Financial Services AG	157,737	34,971,103
TOTAL SWITZERLAND		226,971,346
United Kingdom - 23.1%
Anglo American PLC (United Kingdom) (a)	2,324,200	98,709,140
BAE Systems PLC	26,839,000	140,650,483
Barclays PLC	21,701,107	111,459,847
BG Group PLC	2,093,620	35,383,018
British Land Co. PLC	5,614,822	39,867,377
Capita Group PLC	2,049,400	24,992,824
Centrica PLC	20,702,543	92,980,127
GKN PLC (a)	15,538,543	32,232,546
GlaxoSmithKline PLC	2,818,498	52,307,176
HSBC Holdings PLC sponsored ADR	2,657,371	135,233,610
Imperial Tobacco Group PLC	5,744,608	163,630,949
ITV PLC (a)	41,009,530	42,063,664
Kesa Electricals PLC	10,341,100	19,647,370
Lloyds TSB Group PLC	50,043,010	50,061,111
Marks & Spencer Group PLC	8,129,900	45,456,364
Misys PLC (a)	13,948,400	49,661,092
National Grid PLC	2,208,300	21,291,674
Rio Tinto PLC	1,976,010	100,500,040
Royal Dutch Shell PLC Class B ADR	2,848,200	172,828,776
Segro PLC	6,506,400	30,935,167
SIG PLC (a)	13,726,900	27,605,487
Smith & Nephew PLC	4,472,700	46,365,013
Tesco PLC	5,557,144	36,854,059
William Hill PLC (e)	35,584,632	111,173,077
TOTAL UNITED KINGDOM		1,681,889,991
United States of America - 4.3%
CME Group, Inc.	110,400	36,256,464
Corning, Inc.	718,100	13,823,425
Fluor Corp.	1,233,700	65,188,708
Morgan Stanley	1,184,000	35,780,480
NII Holdings, Inc. (a)	1,047,900	44,451,918
Procter & Gamble Co.	783,100	48,677,496
Scientific Games Corp. Class A (a)	4,697,006	69,092,958
TOTAL UNITED STATES OF AMERICA		313,271,449
TOTAL COMMON STOCKS (Cost $6,978,190,156)		7,023,560,814
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Porsche Automobil Holding SE	255,000	14,759,423
Volkswagen AG (d)	557,968	53,627,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $67,961,234)		68,386,449
Money Market Funds - 12.5%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	244,901,667	$ 244,901,667
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	669,872,686	669,872,686
TOTAL MONEY MARKET FUNDS (Cost $914,774,353)		914,774,353
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $7,960,925,743)		8,006,721,616
NET OTHER ASSETS - (9.8)%		(717,865,917)
NET ASSETS - 100%		$ 7,288,855,699
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156,769
Fidelity Securities Lending Cash Central Fund	2,461,739
Total	$ 2,618,508
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Harry Winston Diamond Corp.	$ 35,080,049	$ -	$ -	$ -	$ 47,073,757
Kenedix, Inc.	28,504,228	5,666,764	6,563,323	-	23,636,565
William Hill PLC	71,632,544	29,169,053	-	2,667,780	111,173,077
Total	$ 135,216,821	$ 34,835,817	$ 6,563,323	$ 2,667,780	$ 181,883,399
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,681,889,991	$ 308,062,386	$ 1,373,827,605	$ -
Japan	1,574,064,195	400,475,415	1,173,588,780	-
Germany	972,583,578	38,622,708	933,960,870	-
France	873,641,227	-	873,641,227	-
United States of America	313,271,449	313,271,449	-	-
Italy	283,228,133	-	283,228,133	-
Switzerland	226,971,346	-	226,971,346	-
Australia	187,158,017	-	187,158,017	-
Spain	180,616,020	51,945,179	128,670,841	-
Other	798,523,307	313,911,189	484,612,118	-
Money Market Funds	914,774,353	914,774,353	-	-
Total Investments in Securities:	$ 8,006,721,616	$ 2,341,062,679	$ 5,665,658,937	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $1,798,921,333 of which $859,201,568 and $939,719,765 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $635,948,642) - See accompanying schedule: Unaffiliated issuers (cost $6,864,242,284)	$ 6,910,063,864
Fidelity Central Funds (cost $914,774,353)	914,774,353
Other affiliated issuers (cost $181,909,106)	181,883,399
Total Investments (cost $7,960,925,743)		$ 8,006,721,616
Cash		575,251
Foreign currency held at value (cost $23)		27
Receivable for investments sold		83,390,884
Receivable for fund shares sold		37,530,223
Dividends receivable		31,522,467
Distributions receivable from Fidelity Central Funds		1,072,340
Prepaid expenses		11,118
Other receivables		1,460,708
Total assets		8,162,284,634

Liabilities
Payable for investments purchased	$ 192,909,034
Payable for fund shares redeemed	4,493,835
Accrued management fee	4,119,875
Other affiliated payables	1,516,298
Other payables and accrued expenses	517,207
Collateral on securities loaned, at value	669,872,686
Total liabilities		873,428,935

Net Assets		$ 7,288,855,699
Net Assets consist of:
Paid in capital		$ 8,829,514,607
Undistributed net investment income		39,904,793
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,626,159,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,595,809
Net Assets		$ 7,288,855,699
Overseas: Net Asset Value, offering price and redemption price per share ($6,484,253,501 ÷ 213,217,171 shares)		$ 30.41

Class K: Net Asset Value, offering price and redemption price per share ($443,976,568 ÷ 14,600,091 shares)		$ 30.41

Class F: Net Asset Value, offering price and redemption price per share ($360,625,630 ÷ 11,863,956 shares)		$ 30.40

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends (including $2,667,780 earned from other affiliated issuers)		$ 84,720,601
Interest		928
Income from Fidelity Central Funds		2,618,508
		87,340,037
Less foreign taxes withheld		(5,133,907)
Total income		82,206,130

Expenses
Management fee Basic fee	$ 25,927,445
Performance adjustment	(2,415,889)
Transfer agent fees	8,393,179
Accounting and security lending fees	862,294
Custodian fees and expenses	657,750
Independent trustees' compensation	20,374
Depreciation in deferred trustee compensation account	(10)
Registration fees	78,796
Audit	73,935
Legal	36,372
Interest	772
Miscellaneous	57,754
Total expenses before reductions	33,692,772
Expense reductions	(1,742,064)	31,950,708
Net investment income (loss)		50,255,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	287,323,498
Other affiliated issuers	(2,399,023)
Capital gain distribution from Fidelity Central Funds	17,805
Foreign currency transactions	(59,986)
Total net realized gain (loss)		284,882,294
Change in net unrealized appreciation (depreciation) on: Investment securities	(150,007,412)
Assets and liabilities in foreign currencies	(381,817)
Total change in net unrealized appreciation (depreciation)		(150,389,229)
Net gain (loss)		134,493,065
Net increase (decrease) in net assets resulting from operations		$ 184,748,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,255,422	$ 119,329,980
Net realized gain (loss)	284,882,294	(1,003,646,089)
Change in net unrealized appreciation (depreciation)	(150,389,229)	2,100,809,355
Net increase (decrease) in net assets resulting from operations	184,748,487	1,216,493,246
Distributions to shareholders from net investment income	(108,455,927)	(81,537,156)
Distributions to shareholders from net realized gain	(2,308,851)	-
Total distributions	(110,764,778)	(81,537,156)
Share transactions - net increase (decrease)	193,363,613	377,264,123
Redemption fees	28,283	81,713
Total increase (decrease) in net assets	267,375,605	1,512,301,926

Net Assets
Beginning of period	7,021,480,094	5,509,178,168
End of period (including undistributed net investment income of $39,904,793 and undistributed net investment income of $98,105,298, respectively)	$ 7,288,855,699	$ 7,021,480,094

Financial Highlights - Overseas

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65	$ 32.21
Income from Investment Operations
Net investment income (loss) D	.21	.52	.55	.70	.63	.39
Net realized and unrealized gain (loss)	.55	4.55	(27.19)	15.80	9.37	5.35
Total from investment operations	.76	5.07	(26.64)	16.50	10.00	5.74
Distributions from net investment income	(.47)	(.37)	(.57)	(.55)	(.41)	(.19)
Distributions from net realized gain	(.01)	-	(5.75)	(4.64)	(.16)	(.11)
Total distributions	(.48)	(.37)	(6.32)	(5.19)	(.57)	(.30)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 30.41	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65
Total Return B,C	2.46%	20.44%	(50.88)%	38.79%	26.83%	17.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.02%	1.13%	.95%	1.00%	.93%
Expenses net of fee waivers, if any	.94% A	1.02%	1.13%	.95%	1.00%	.93%
Expenses net of all reductions	.89% A	.98%	1.10%	.91%	.90%	.86%
Net investment income (loss)	1.35% A	2.01%	1.33%	1.43%	1.43%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,484,254	$ 6,602,017	$ 5,464,901	$ 9,543,353	$ 7,217,287	$ 4,733,797
Portfolio turnover rate F	108% A	115%	113%	87%	132%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.24	.59	.13
Net realized and unrealized gain (loss)	.55	4.54	(19.68)
Total from investment operations	.79	5.13	(19.55)
Distributions from net investment income	(.53)	(.42)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.54)	(.42)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 30.41	$ 30.16	$ 25.45
Total Return B,C	2.57%	20.73%	(43.44)%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.78%	.96% A
Expenses net of fee waivers, if any	.74% A	.78%	.96% A
Expenses net of all reductions	.70% A	.74%	.93% A
Net investment income (loss)	1.55% A	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 443,977	$ 383,048	$ 44,277
Portfolio turnover rate F	108% A	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 26.62
Income from Investment Operations
Net investment income (loss) D	.24	.07
Net realized and unrealized gain (loss)	.57	3.46
Total from investment operations	.81	3.53
Distributions from net investment income	(.55)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.56)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 30.40	$ 30.15
Total Return B,C	2.62%	13.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.69% A	.68% A
Expenses net of fee waivers, if any	.69% A	.68% A
Expenses net of all reductions	.64% A	.64% A
Net investment income (loss)	1.60% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,626	$ 36,415
Portfolio turnover rate F	108% A	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 545,967,356
Gross unrealized depreciation	(582,203,364)
Net unrealized appreciation (depreciation)	$ (36,236,008)

Tax cost	$ 8,042,957,624

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,859,677,077 and $3,777,198,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Overseas, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 8,284,404.25
Class K	108,775.05
	$ 8,393,179

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,382 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,189,333.38%		$ 772

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,644 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,461,739.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,742,007 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Overseas	$ 100,374,724	$ 78,759,447
Class K	6,711,131	2,777,709
Class F	1,370,072	-
Total	$ 108,455,927	$ 81,537,156
From net realized gain
Overseas	$ 2,158,315	$ -
Class K	126,111	-
Class F	24,425	-
Total	$ 2,308,851	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Overseas
Shares sold	23,719,819	47,857,124	$ 721,728,835	$ 1,179,178,777
Conversion to Class K B	-	(11,269,934)	-	(265,380,751)
Reinvestment of distributions	3,238,252	3,481,434	101,747,690	78,089,426
Shares redeemed	(32,881,892)	(35,803,556)	(1,014,347,738)	(910,091,016)
Net increase (decrease)	(5,923,821)	4,265,068	$ (190,871,213)	$ 81,796,436
Class K
Shares sold	3,187,127	2,178,017	$ 97,514,134	$ 56,176,528
Conversion from Overseas B	-	11,270,235	-	265,380,751
Reinvestment of distributions	217,803	123,950	6,837,242	2,777,709
Shares redeemed	(1,505,797)	(2,610,676)	(46,072,348)	(67,054,987)
Net increase (decrease)	1,899,133	10,961,526	$ 58,279,028	$ 257,280,001

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class F
Shares sold	11,390,110	1,220,610	$ 348,507,873	$ 38,599,366
Reinvestment of distributions	44,465	-	1,394,497	-
Shares redeemed	(778,298)	(12,931)	(23,946,572)	(411,680)
Net increase (decrease)	10,656,277	1,207,679	$ 325,955,798	$ 38,187,686

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Overseas are presented for the period November 1, 2008 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 50% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

OVE-K-USAN-0610
1.863321.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Worldwide Fund
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B, and Class C are
classes of Fidelity® Worldwide Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.
We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.49%
Actual		$ 1,000.00	$ 1,128.00	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class T	1.75%
Actual		$ 1,000.00	$ 1,126.10	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.23%
Actual		$ 1,000.00	$ 1,123.50	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
Class C	2.22%
Actual		$ 1,000.00	$ 1,123.60	$ 11.69
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Worldwide	1.18%
Actual		$ 1,000.00	$ 1,130.00	$ 6.23
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,129.00	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United States of America	50.2%
United Kingdom	9.8%
Japan	9.1%
France	4.7%
Switzerland	3.6%
Germany	3.3%
Netherlands	1.8%
Australia	1.5%
Spain	1.4%
Other	14.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United States of America	43.9%
United Kingdom	11.7%
Japan	8.3%
France	4.8%
Germany	4.4%
Switzerland	4.0%
Netherlands	2.5%
Australia	2.0%
China	1.8%
Other	16.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	95.8
Bonds	0.0	0.4
Short-Term Investments and Net Other Assets	1.4	3.8
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America, Road & Rail)	2.7	2.2
Apple, Inc. (United States of America, Computers & Peripherals)	2.3	2.0
American Express Co. (United States of America, Consumer Finance)	2.2	1.3
Cummins, Inc. (United States of America, Machinery)	2.2	0.5
Comerica, Inc. (United States of America, Commercial Banks)	2.2	0.6
Occidental Petroleum Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	1.6
Bank of America Corp. (United States of America, Diversified Financial Services)	1.4	0.0
Teradyne, Inc. (United States of America, Semiconductors & Semiconductor Equipment)	1.3	0.4
Peabody Energy Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.2	0.1
General Electric Co. (United States of America, Industrial Conglomerates)	1.1	0.0
	18.4
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.8
Consumer Discretionary	16.7	11.6
Industrials	15.8	13.3
Information Technology	15.2	17.3
Health Care	10.3	8.5
Energy	8.8	9.3
Consumer Staples	5.6	5.1
Materials	4.6	7.7
Telecommunication Services	1.9	2.8
Utilities	0.8	0.8

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	150,512	$ 3,332,830
Commonwealth Bank of Australia	71,798	3,840,478
JB Hi-Fi Ltd.	75,078	1,336,038
Macquarie Group Ltd.	94,145	4,291,852
Wesfarmers Ltd.	61,452	1,646,917
Westfield Group unit	128,519	1,517,580
TOTAL AUSTRALIA		15,965,695
Bailiwick of Jersey - 0.6%
Experian PLC	149,600	1,382,845
Informa PLC	535,354	3,230,769
Shire PLC	111,800	2,462,426
TOTAL BAILIWICK OF JERSEY		7,076,040
Belgium - 0.6%
Anheuser-Busch InBev SA NV (d)	100,048	4,854,028
Delhaize Group SA	16,600	1,372,915
TOTAL BELGIUM		6,226,943
Bermuda - 0.9%
Huabao International Holdings Ltd.	1,996,000	2,306,893
Li & Fung Ltd.	258,000	1,243,796
Marvell Technology Group Ltd. (a)	175,000	3,613,750
Noble Group Ltd.	1,075,000	2,331,554
TOTAL BERMUDA		9,495,993
Brazil - 0.3%
Vivo Participacoes SA sponsored ADR	126,625	3,351,764
British Virgin Islands - 0.2%
Origin Agritech Ltd. (a)	50,000	438,000
Playtech Ltd.	200,359	1,523,635
TOTAL BRITISH VIRGIN ISLANDS		1,961,635
Canada - 1.2%
Canadian National Railway Co.	26,000	1,555,343
Dollarama, Inc.	31,500	774,326
Dollarama, Inc. (e)	39,800	978,355
InterOil Corp. (a)(d)	13,400	898,738
Niko Resources Ltd.	26,700	2,925,649
Open Text Corp. (a)	51,400	2,176,483
Petrobank Energy & Resources Ltd. (a)	46,800	2,359,343
SXC Health Solutions Corp. (a)	16,100	1,119,015
TOTAL CANADA		12,787,252
Cayman Islands - 0.9%
BaWang International (Group) Holding Ltd.	2,385,000	1,755,511
Belle International Holdings Ltd.	870,000	1,192,942
Bosideng International Holdings Ltd.	4,024,000	1,112,809
Ctrip.com International Ltd. sponsored ADR (a)	14,800	540,496
Eurasia Drilling Co. Ltd. GDR (e)	27,400	564,344

	Shares	Value
Hengdeli Holdings Ltd.	4,656,000	$ 1,941,458
Herbalife Ltd.	31,000	1,495,750
Peak Sport Products Co. Ltd.	508,000	387,050
Shenguan Holdings Group Ltd.	608,000	562,167
TOTAL CAYMAN ISLANDS		9,552,527
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	3,100	2,136,830
NetEase.com, Inc. sponsored ADR (a)	15,200	530,024
Tencent Holdings Ltd.	200,200	4,140,136
ZTE Corp. (H Shares)	521,376	1,867,709
TOTAL CHINA		8,674,699
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	60,962
Denmark - 0.9%
Carlsberg AS Series B	19,000	1,535,689
Novo Nordisk AS Series B	59,653	4,908,473
William Demant Holding AS (a)	49,200	3,356,023
TOTAL DENMARK		9,800,185
France - 4.7%
Atos Origin SA (a)	65,745	3,331,821
AXA SA (d)	134,237	2,685,629
BNP Paribas SA	48,735	3,347,797
Cap Gemini SA	57,500	2,896,547
Carrefour SA	33,272	1,630,970
Compagnie Generale de Geophysique SA (a)	58,200	1,752,382
Credit Agricole SA	44,100	630,482
Danone	33,565	1,977,883
Essilor International SA	22,037	1,343,524
Iliad Group SA	27,158	2,715,707
LVMH Moet Hennessy - Louis Vuitton	26,248	3,020,990
Pernod-Ricard SA	21,114	1,796,597
PPR SA	34,650	4,657,471
Sanofi-Aventis	96,679	6,596,043
Schneider Electric SA (d)	40,071	4,549,712
Societe Generale Series A	43,251	2,309,831
Total SA	86,689	4,717,047
Unibail-Rodamco	6,389	1,207,659
TOTAL FRANCE		51,168,092
Germany - 3.1%
BASF AG	32,908	1,917,580
Bayerische Motoren Werke AG (BMW)	100,009	4,919,952
Deutsche Bank AG	32,600	2,238,968
Deutsche Boerse AG	34,423	2,669,920
Deutsche Postbank AG (a)	35,900	1,233,133
E.ON AG (d)	140,584	5,170,734
GEA Group AG	110,697	2,455,207
HeidelbergCement AG	68,666	4,254,608
Metro AG	23,500	1,405,952
Common Stocks - continued
	Shares	Value
Germany - continued
Munich Re Group (d)	13,368	$ 1,880,996
Siemens AG	54,056	5,278,028
TOTAL GERMANY		33,425,078
Greece - 0.2%
Coca-Cola Hellenic Bottling Co. SA	58,200	1,578,291
EFG Eurobank Ergasias SA	34,300	275,758
National Bank of Greece SA (a)	16,000	257,275
TOTAL GREECE		2,111,324
Hong Kong - 0.5%
BYD Electronic International Co. Ltd. (a)	1,139,500	810,747
Henderson Land Development Co. Ltd.	203,000	1,279,475
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	40,600	23,111
Techtronic Industries Co. Ltd.	3,575,500	3,715,377
TOTAL HONG KONG		5,828,710
India - 0.2%
Larsen & Toubro Ltd.	23,510	850,663
Reliance Industries Ltd.	49,372	1,143,910
State Bank of India	11,744	606,037
TOTAL INDIA		2,600,610
Indonesia - 0.1%
PT XL Axiata Tbk (a)	4,163,000	1,697,634
Ireland - 0.8%
Bank of Ireland (a)	582,300	1,286,900
CRH PLC	80,819	2,311,439
Ingersoll-Rand Co. Ltd.	72,000	2,662,560
Paddy Power PLC (Ireland)	61,400	2,159,452
TOTAL IRELAND		8,420,351
Israel - 0.4%
Israel Chemicals Ltd.	81,400	982,564
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,400	3,312,372
TOTAL ISRAEL		4,294,936
Italy - 0.9%
Intesa Sanpaolo SpA	304,069	1,002,299
Mediaset SpA	311,100	2,463,838
Prysmian SpA	75,500	1,359,617
Saipem SpA	134,737	5,031,830
TOTAL ITALY		9,857,584
Japan - 9.1%
ABC-Mart, Inc.	67,200	2,403,833
Asics Corp.	155,000	1,486,799
Canon, Inc.	102,350	4,682,076
Denso Corp.	86,400	2,521,563
Don Quijote Co. Ltd.	34,200	921,175
Fast Retailing Co. Ltd.	4,800	727,393

	Shares	Value
Goldcrest Co. Ltd.	23,480	$ 642,932
GREE, Inc.	22,300	1,236,910
Honda Motor Co. Ltd.	94,600	3,201,203
JFE Holdings, Inc.	42,500	1,515,711
JSR Corp.	126,300	2,578,978
Keyence Corp.	15,100	3,615,448
Konica Minolta Holdings, Inc.	125,000	1,581,235
Mazda Motor Corp.	1,124,000	3,319,428
Misumi Group, Inc.	46,300	924,718
Mitsubishi Corp.	107,700	2,551,322
Mitsubishi UFJ Financial Group, Inc.	1,082,000	5,638,639
Mitsui & Co. Ltd.	190,800	2,867,704
Mizuho Financial Group, Inc.	312,200	601,181
NHK Spring Co. Ltd.	68,000	658,065
Nichi-iko Pharmaceutical Co. Ltd.	33,000	1,039,221
Nintendo Co. Ltd.	4,700	1,578,943
Nippon Electric Glass Co. Ltd.	142,000	2,178,452
Nitori Co. Ltd.	5,400	423,699
Nomura Holdings, Inc.	227,100	1,569,825
NSK Ltd.	307,000	2,341,940
Omron Corp.	182,800	4,275,648
ORIX Corp.	66,920	6,162,653
Rakuten, Inc.	4,389	3,406,346
Ricoh Co. Ltd.	187,000	3,176,856
Sawai Pharmaceutical Co. Ltd.	9,100	696,572
Shin-Etsu Chemical Co., Ltd.	61,800	3,562,686
SMC Corp.	19,400	2,794,443
SOFTBANK CORP.	185,000	4,137,718
Sony Corp.	68,100	2,331,800
Sony Financial Holdings, Inc.	381	1,375,056
Sumitomo Mitsui Financial Group, Inc.	106,400	3,519,032
THK Co. Ltd.	70,200	1,543,309
Tokyo Electron Ltd.	63,400	4,156,904
Toyota Motor Corp.	141,600	5,471,427
TOTAL JAPAN		99,418,843
Korea (South) - 1.2%
Kia Motors Corp.	92,390	2,254,004
NCsoft Corp.	20,303	3,018,147
NHN Corp. (a)	6,568	1,094,882
Samsung Electronics Co. Ltd.	5,297	4,026,970
Shinhan Financial Group Co. Ltd.	56,700	2,411,558
TOTAL KOREA (SOUTH)		12,805,561
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A (a)(d)	91,800	3,564,594
L'Occitane Ltd.	48,000	93,228
Millicom International Cellular SA	15,000	1,324,200
TOTAL LUXEMBOURG		4,982,022
Mexico - 0.2%
Grupo Modelo SAB de CV Series C	389,000	2,145,889
Common Stocks - continued
	Shares	Value
Netherlands - 1.8%
Aegon NV (a)	309,500	$ 2,164,887
ASML Holding NV (Netherlands)	76,700	2,516,942
Gemalto NV	44,979	2,005,243
ING Groep NV (Certificaten Van Aandelen) unit (a)	149,900	1,338,425
James Hardie Industries NV unit (a)	299,330	2,098,060
Koninklijke Philips Electronics NV	177,781	5,970,405
Randstad Holdings NV (a)	45,115	2,286,184
Wolters Kluwer NV (Certificaten Van Aandelen)	80,800	1,651,083
TOTAL NETHERLANDS		20,031,229
Norway - 0.6%
Aker Solutions ASA	102,200	1,708,226
DnB NOR ASA (d)	195,400	2,312,896
Pronova BioPharma ASA (a)	335,500	1,072,026
Sevan Marine ASA (a)	426,000	616,791
Yara International ASA	33,200	1,152,177
TOTAL NORWAY		6,862,116
Singapore - 0.5%
Avago Technologies Ltd.	205,900	4,225,068
Keppel Corp. Ltd.	234,000	1,660,340
TOTAL SINGAPORE		5,885,408
South Africa - 0.8%
African Rainbow Minerals Ltd.	67,500	1,825,374
AngloGold Ashanti Ltd. sponsored ADR	32,800	1,373,008
Clicks Group Ltd.	339,113	1,420,909
Naspers Ltd. Class N	30,800	1,250,931
Standard Bank Group Ltd.	72,700	1,128,811
Woolworths Holdings Ltd.	542,336	1,721,760
TOTAL SOUTH AFRICA		8,720,793
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	207,740	2,732,542
Banco Popular Espanol SA	110,100	779,658
Banco Santander SA (d)	458,463	5,801,022
Inditex SA	21,397	1,324,478
Telefonica SA	223,111	5,050,736
TOTAL SPAIN		15,688,436
Sweden - 0.8%
Elekta AB (B Shares)	134,000	3,480,487
H&M Hennes & Mauritz AB (B Shares) (d)	21,123	1,348,073
Intrum Justitia AB	30,700	362,597
Modern Times Group MTG AB (B Shares)	44,900	2,734,555
Skandinaviska Enskilda Banken AB (A Shares)	87,000	593,163
TOTAL SWEDEN		8,518,875
Switzerland - 3.6%
Adecco SA (Reg.)	42,149	2,479,231

	Shares	Value
BB BIOTECH AG	7,034	$ 439,532
Compagnie Financiere Richemont SA Series A	38,215	1,409,585
Credit Suisse Group (Reg.)	34,493	1,583,225
Foster Wheeler AG (a)	38,000	1,139,240
Kuehne & Nagel International AG	10,620	1,111,430
Nestle SA	152,648	7,469,554
Nobel Biocare Holding AG (Switzerland)	33,650	737,581
Novartis AG	128,920	6,573,260
Partners Group Holding	9,538	1,277,054
Roche Holding AG (participation certificate)	32,993	5,209,480
Sonova Holding AG Class B	29,611	3,670,853
Swiss Reinsurance Co.	46,828	2,030,952
The Swatch Group AG (Bearer)	4,320	1,265,662
Zurich Financial Services AG	13,722	3,042,238
TOTAL SWITZERLAND		39,438,877
Taiwan - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	310,350	1,457,551
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	467,000	1,711,781
United Kingdom - 9.8%
Aberdeen Asset Management PLC	860,419	1,806,578
Aegis Group PLC	401,246	797,046
Anglo American PLC (United Kingdom) (a)	74,318	3,156,297
Barclays PLC	1,062,179	5,455,496
BG Group PLC	267,888	4,527,415
BHP Billiton PLC	232,816	7,107,030
BlueBay Asset Management	163,000	929,936
BP PLC	701,800	6,120,223
British Land Co. PLC	165,509	1,175,177
Burberry Group PLC	108,300	1,109,057
Carphone Warehouse Group PLC (a)	772,579	2,272,659
Centrica PLC	482,100	2,165,228
Cookson Group PLC (a)	82,570	707,536
HSBC Holdings PLC (United Kingdom)	1,009,042	10,273,130
IG Group Holdings PLC	288,329	1,787,772
Imperial Tobacco Group PLC	139,803	3,982,186
InterContinental Hotel Group PLC	115,278	2,032,176
International Personal Finance PLC	517,515	2,133,358
Johnson Matthey PLC	73,110	1,944,101
Lloyds TSB Group PLC	2,279,654	2,280,479
Mothercare PLC	3,600	31,568
National Grid PLC	98,300	947,775
Prudential PLC	163,770	1,437,613
Reckitt Benckiser Group PLC	103,841	5,393,610
Rio Tinto PLC	144,640	7,356,403
Royal Dutch Shell PLC Class B	353,421	10,653,705
Schroders PLC	85,800	1,813,704
Serco Group PLC	255,261	2,449,641
SSL International PLC	264,504	3,465,059
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	96,936	$ 2,585,378
TalkTalk Telecom Group PLC (a)	1,214,758	2,348,364
Taylor Wimpey PLC (a)	2,421,144	1,497,299
Ultra Electronics Holdings PLC	32,400	764,871
Vodafone Group PLC sponsored ADR	47,212	1,048,106
Wolseley PLC (a)	75,760	1,891,848
Xstrata PLC	101,976	1,672,581
TOTAL UNITED KINGDOM		107,120,405
United States of America - 48.8%
Acuity Brands, Inc.	30,000	1,356,300
Advanced Micro Devices, Inc. (a)	48,000	434,880
AGA Medical Holdings, Inc.	37,000	594,960
Amazon.com, Inc. (a)	60,800	8,333,248
American Express Co.	531,200	24,498,944
Amphenol Corp. Class A	13,000	600,730
Anadarko Petroleum Corp.	24,000	1,491,840
Apple, Inc. (a)	97,600	25,485,312
Applied Micro Circuits Corp. (a)	185,000	2,086,800
Ardea Biosciences, Inc. (a)	25,400	645,160
AsiaInfo Holdings, Inc. (a)	27,400	778,434
Baker Hughes, Inc.	224,000	11,146,240
Bank of America Corp.	851,000	15,173,330
Berkshire Hathaway, Inc. Class B (a)	91,000	7,007,000
BioMarin Pharmaceutical, Inc. (a)	79,000	1,846,230
C.H. Robinson Worldwide, Inc.	31,000	1,869,300
Cardtronics, Inc. (a)	51,000	710,940
CareFusion Corp. (a)	126,000	3,475,080
Catalyst Health Solutions, Inc. (a)	51,000	2,157,810
Central European Distribution Corp. (a)	63,200	2,189,880
Cerner Corp. (a)	20,000	1,698,200
Cisco Systems, Inc. (a)	378,700	10,194,604
Citrix Systems, Inc. (a)	231,000	10,857,000
City National Corp.	48,000	2,989,440
Cognizant Technology Solutions Corp. Class A (a)	73,000	3,736,140
Comerica, Inc.	574,000	24,108,000
Concur Technologies, Inc. (a)	7,000	293,370
Cree, Inc. (a)	34,000	2,489,140
CSX Corp.	165,000	9,248,250
Cummins, Inc.	333,900	24,117,597
D.R. Horton, Inc.	225,000	3,305,250
Deere & Co.	18,000	1,076,760
Delphi Financial Group, Inc. Class A	151,000	4,152,500
Dendreon Corp. (a)(d)	90,000	4,879,800
Diamond Foods, Inc.	107,700	4,599,867
Dick's Sporting Goods, Inc. (a)	32,000	931,520
DigitalGlobe, Inc.	25,000	664,000
DineEquity, Inc. (a)	41,000	1,686,330
DSW, Inc. Class A (a)	68,000	2,053,600
Edwards Lifesciences Corp. (a)	65,000	6,700,200
EMC Corp. (a)	50,000	950,500

	Shares	Value
Estee Lauder Companies, Inc. Class A	150,000	$ 9,888,000
ev3, Inc. (a)	71,400	1,365,882
Express Scripts, Inc. (a)	58,000	5,807,540
F5 Networks, Inc. (a)	31,000	2,121,330
Fiserv, Inc. (a)	13,000	664,170
Fossil, Inc. (a)	7,000	272,300
Franklin Resources, Inc.	16,000	1,850,240
G-III Apparel Group Ltd. (a)	81,600	2,333,760
General Electric Co.	658,000	12,409,880
Genworth Financial, Inc. Class A (a)	50,000	826,000
Heartland Payment Systems, Inc.	63,000	1,157,940
Helix Energy Solutions Group, Inc. (a)	146,000	2,128,680
Hub Group, Inc. Class A (a)	26,000	832,260
Huntington Bancshares, Inc.	382,000	2,586,140
ImmunoGen, Inc. (a)(d)	45,523	451,133
Informatica Corp. (a)	47,000	1,175,470
Intuitive Surgical, Inc. (a)	10,000	3,605,600
ION Geophysical Corp. (a)	210,000	1,262,100
iRobot Corp. (a)	157,500	3,178,350
J.B. Hunt Transport Services, Inc.	104,000	3,833,440
Jacobs Engineering Group, Inc. (a)	82,000	3,954,040
Johnson Controls, Inc.	134,419	4,515,134
Jos. A. Bank Clothiers, Inc. (a)	96,196	5,854,489
Lam Research Corp. (a)	20,000	811,000
Life Technologies Corp. (a)	203,000	11,106,130
Lowe's Companies, Inc.	53,000	1,437,360
Mako Surgical Corp. (a)(d)	154,800	2,171,844
MetLife, Inc.	60,000	2,734,800
Micromet, Inc. (a)	100,000	762,000
Micrus Endovascular Corp. (a)	90,000	1,807,200
Moog, Inc. Class A (a)	5,000	185,850
NetApp, Inc. (a)	43,000	1,490,810
News Corp. Class B (d)	242,000	4,305,180
Novellus Systems, Inc. (a)	51,000	1,336,200
O'Charleys, Inc. (a)	66,700	636,985
Occidental Petroleum Corp.	224,500	19,904,170
Oil States International, Inc. (a)	49,000	2,367,190
OpenTable, Inc.	27,000	1,049,220
Orthofix International NV (a)	18,000	615,420
Peabody Energy Corp.	278,000	12,988,160
Perrigo Co.	67,000	4,089,010
Phillips-Van Heusen Corp.	71,600	4,511,516
Plains Exploration & Production Co. (a)	35,700	1,046,367
PMC-Sierra, Inc. (a)	97,572	863,512
Polo Ralph Lauren Corp. Class A	53,000	4,764,700
Power Integrations, Inc.	13,000	500,240
Precision Castparts Corp.	61,000	7,828,740
Quanex Building Products Corp.	117,000	2,223,000
Red Hat, Inc. (a)	68,000	2,031,160
Regal-Beloit Corp.	104,350	6,602,225
Salesforce.com, Inc. (a)	9,000	770,400
Shoe Carnival, Inc. (a)	28,000	774,480
Skyworks Solutions, Inc. (a)	376,000	6,331,840
Southwest Airlines Co.	410,000	5,403,800
Common Stocks - continued
	Shares	Value
United States of America - continued
Southwest Bancorp, Inc., Oklahoma	4,200	$ 61,572
Stanley Black & Decker, Inc.	66,000	4,101,900
Starbucks Corp.	101,000	2,623,980
Starwood Hotels & Resorts Worldwide, Inc.	41,000	2,234,910
Steelcase, Inc. Class A	198,000	1,625,580
Stoneridge, Inc. (a)	32,000	345,280
SVB Financial Group (a)	29,900	1,471,977
Symmetry Medical, Inc. (a)	40,800	471,648
Taleo Corp. Class A (a)	59,400	1,543,212
Targacept, Inc. (a)	13,000	309,400
Tempur-Pedic International, Inc. (a)	26,000	876,200
Teradyne, Inc. (a)	1,124,000	13,746,520
TETRA Technologies, Inc. (a)	85,900	1,055,711
The Walt Disney Co.	118,000	4,347,120
Thermo Fisher Scientific, Inc. (a)	59,000	3,261,520
TJX Companies, Inc.	162,000	7,507,080
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	20,000	675,000
Union Pacific Corp.	387,500	29,318,247
United Parcel Service, Inc. Class B	53,000	3,664,420
Universal Technical Institute, Inc. (a)	20,000	479,200
Varian Medical Systems, Inc. (a)	28,000	1,578,640
Viacom, Inc. Class B (non-vtg.) (a)	250,100	8,836,033
WebMD Health Corp. (a)	71,660	3,471,210
WMS Industries, Inc. (a)	176,000	8,803,520
Wright Medical Group, Inc. (a)	83,000	1,558,740
Wyndham Worldwide Corp.	284,370	7,623,960
Zions Bancorporation	46,000	1,321,580
ZIOPHARM Oncology, Inc. (a)	270,000	1,598,400
TOTAL UNITED STATES OF AMERICA		532,651,433
TOTAL COMMON STOCKS (Cost $944,185,228)		1,071,797,233
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
ProSiebenSat.1 Media AG	122,000	2,295,330

	Shares	Value
Italy - 0.2%
Intesa Sanpaolo SpA	809,900	$ 2,150,218
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,616,458)		4,445,548
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.21% (b)	8,755,451	8,755,451
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	36,149,313	36,149,313
TOTAL MONEY MARKET FUNDS (Cost $44,904,764)		44,904,764
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $993,706,450)		1,121,147,545
NET OTHER ASSETS - (2.7)%		(29,527,492)
NET ASSETS - 100%		$ 1,091,620,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,542,699 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,027
Fidelity Securities Lending Cash Central Fund	88,731
Total	$ 96,758
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 532,651,433	$ 532,651,433	$ -	$ -
United Kingdom	107,120,405	1,048,106	106,072,299	-
Japan	99,418,843	38,364,257	61,054,586	-
France	51,168,092	-	51,168,092	-
Switzerland	39,438,877	1,139,240	38,299,637	-
Germany	35,720,408	-	35,720,408	-
Netherlands	20,031,229	-	20,031,229	-
Australia	15,965,695	-	15,965,695	-
Spain	15,688,436	-	15,688,436	-
Other	159,039,363	51,831,906	107,207,457	-
Money Market Funds	44,904,764	44,904,764	-	-
Total Investments in Securities:	$ 1,121,147,545	$ 669,939,706	$ 451,207,839	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $258,557,473 of which $115,120,141 and $143,437,332 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,706,658) - See accompanying schedule: Unaffiliated issuers (cost $948,801,686)	$ 1,076,242,781
Fidelity Central Funds (cost $44,904,764)	44,904,764
Total Investments (cost $993,706,450)		$ 1,121,147,545
Receivable for investments sold		37,531,219
Receivable for fund shares sold		939,706
Dividends receivable		2,503,856
Distributions receivable from Fidelity Central Funds		33,085
Prepaid expenses		1,571
Other receivables		279,950
Total assets		1,162,436,932

Liabilities
Payable for investments purchased	$ 32,575,388
Payable for fund shares redeemed	835,803
Accrued management fee	794,117
Distribution fees payable	1,802
Other affiliated payables	319,189
Other payables and accrued expenses	141,267
Collateral on securities loaned, at value	36,149,313
Total liabilities		70,816,879

Net Assets		$ 1,091,620,053
Net Assets consist of:
Paid in capital		$ 1,158,104,819
Undistributed net investment income		1,854,281
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(195,737,563)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,398,516
Net Assets		$ 1,091,620,053

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,479,751 ÷ 207,764 shares)	$ 16.75

Maximum offering price per share (100/94.25 of $16.75)	$ 17.77
Class T: Net Asset Value and redemption price per share ($869,612 ÷ 51,970 shares)	$ 16.73

Maximum offering price per share (100/96.50 of $16.73)	$ 17.34
Class B: Net Asset Value and offering price per share ($299,311 ÷ 17,911 shares)A	$ 16.71

Class C: Net Asset Value and offering price per share ($681,297 ÷ 40,844 shares)A	$ 16.68

Worldwide: Net Asset Value, offering price and redemption price per share ($1,085,903,447 ÷ 64,607,106 shares)	$ 16.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($386,635 ÷ 23,014 shares)	$ 16.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 9,027,625
Interest		51,709
Income from Fidelity Central Funds		96,758
		9,176,092
Less foreign taxes withheld		(493,904)
Total income		8,682,188

Expenses
Management fee Basic fee	$ 3,743,242
Performance adjustment	644,524
Transfer agent fees	1,400,605
Distribution fees	8,150
Accounting and security lending fees	245,983
Custodian fees and expenses	137,554
Independent trustees' compensation	2,974
Registration fees	70,573
Audit	38,628
Legal	3,158
Miscellaneous	8,281
Total expenses before reductions	6,303,672
Expense reductions	(199,349)	6,104,323
Net investment income (loss)		2,577,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $112,268)	81,900,729
Foreign currency transactions	(48,758)
Total net realized gain (loss)		81,851,971
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,144)	42,775,396
Assets and liabilities in foreign currencies	(48,609)
Total change in net unrealized appreciation (depreciation)		42,726,787
Net gain (loss)		124,578,758
Net increase (decrease) in net assets resulting from operations		$ 127,156,623

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,577,865	$ 8,075,049
Net realized gain (loss)	81,851,971	(130,252,833)
Change in net unrealized appreciation (depreciation)	42,726,787	233,691,843
Net increase (decrease) in net assets resulting from operations	127,156,623	111,514,059
Distributions to shareholders from net investment income	(6,419,967)	(11,746,083)
Distributions to shareholders from net realized gain	(993,213)	-
Total distributions	(7,413,180)	(11,746,083)
Share transactions - net increase (decrease)	(22,435,994)	(40,383,349)
Redemption fees	15,649	26,981
Total increase (decrease) in net assets	97,323,098	59,411,608

Net Assets
Beginning of period	994,296,955	934,885,347
End of period (including undistributed net investment income of $1,854,281 and undistributed net investment income of $5,696,383, respectively)	$ 1,091,620,053	$ 994,296,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	1.90	4.09
Total from investment operations	1.91	4.08
Distributions from net investment income	(.10)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.12) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.75	$ 14.96
Total Return B,C,D	12.80%	37.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.52% A
Expenses net of fee waivers, if any	1.49% A	1.52% A
Expenses net of all reductions	1.46% A	1.49% A
Net investment income (loss)	.18% A	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,480	$ 993
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.89	4.07
Total from investment operations	1.88	4.06
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.09) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.73	$ 14.94
Total Return B,C,D	12.61%	37.32%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.73% A
Expenses net of fee waivers, if any	1.75% A	1.73% A
Expenses net of all reductions	1.72% A	1.70% A
Net investment income (loss)	(.07)% A	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 870	$ 458
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)
Net realized and unrealized gain (loss)	1.88	4.04
Total from investment operations	1.84	4.01
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.71	$ 14.89
Total Return B,C,D	12.35%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.23% A	2.20% A
Expenses net of fee waivers, if any	2.23% A	2.20% A
Expenses net of all reductions	2.20% A	2.17% A
Net investment income (loss)	(.56)% A	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 299	$ 224
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.013 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)
Net realized and unrealized gain (loss)	1.88	4.05
Total from investment operations	1.84	4.01
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.05) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.68	$ 14.89
Total Return B,C,D	12.36%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.18% A
Expenses net of fee waivers, if any	2.22% A	2.18% A
Expenses net of all reductions	2.19% A	2.15% A
Net investment income (loss)	(.55)% A	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 681	$ 335
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72
Income from Investment Operations
Net investment income (loss) D	.04	.12	.16	.14	.17	.15 G
Net realized and unrealized gain (loss)	1.90	1.63	(9.44)	6.05	3.74	2.30
Total from investment operations	1.94	1.75	(9.28)	6.19	3.91	2.45
Distributions from net investment income	(.10)	(.17)	(.12)	(.17)	(.10)	(.10)
Distributions from net realized gain	(.02)	-	(2.38)	(2.66)	(1.04)	(.02)
Total distributions	(.11) J	(.17)	(2.50)	(2.83)	(1.14)	(.12)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.81	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05
Total Return B,C	13.00%	13.39%	(40.66)%	31.87%	21.31%	14.71%
Ratios to Average Net Assets E,H
Expenses before reductions	1.19% A	1.27%	1.21%	1.04%	1.08%	1.07%
Expenses net of fee waivers, if any	1.18% A	1.27%	1.21%	1.04%	1.08%	1.07%
Expenses net of all reductions	1.15% A	1.24%	1.19%	1.02%	1.02%	1.01%
Net investment income (loss)	.49% A	.92%	.84%	.66%	.85%	.82% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,085,903	$ 991,996	$ 934,885	$ 1,773,603	$ 1,328,219	$ 1,181,044
Portfolio turnover rate F	159% A	224%	264%	128%	205%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.03	.06
Net realized and unrealized gain (loss)	1.90	4.06
Total from investment operations	1.93	4.12
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.13) J	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 16.80	$ 15.00
Total Return B,C	12.90%	37.87%
Ratios to Average Net Assets E,H
Expenses before reductions	1.25% A	1.17% A
Expenses net of fee waivers, if any	1.25% A	1.17% A
Expenses net of all reductions	1.22% A	1.15% A
Net investment income (loss)	.42% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 387	$ 290
Portfolio turnover rate F	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Worldwide and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 156,062,145
Gross unrealized depreciation	(41,550,940)
Net unrealized appreciation (depreciation)	$ 114,511,205

Tax cost	$ 1,006,636,340

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $813,025,520 and $817,995,255, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,857	$ 498
Class T	.25%	.25%	1,494	358
Class B	.75%	.25%	1,239	1,110
Class C	.75%	.25%	2,560	1,793
			$ 8,150	$ 3,759

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,698
Class T	580
$ 4,278

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,652.32
Class T	965.32
Class B	379.30
Class C	775.30
Worldwide	1,394,284.26
Institutional Class	550.32
	$ 1,400,605

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,289 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,102 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $88,731.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Worldwide's operating expenses. During the period, this reimbursement reduced the class' expenses by $43,251.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $156,098 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009A
From net investment income
Class A	$ 9,814	$ -
Class T	2,409	-
Class B	75	-
Class C	827	-
Worldwide	6,404,601	11,746,083
Institutional Class	2,241	-
Total	$ 6,419,967	$ 11,746,083
From net realized gain
Class A	$ 1,404	$ -
Class T	480	-
Class B	191	-
Class C	373	-
Worldwide	990,471	-
Institutional Class	294	-
Total	$ 993,213	$ -

A Distributions to the shareholders for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Class A
Shares sold	156,594	68,262	$ 2,515,170	$ 954,848
Reinvestment of distributions	589	-	9,399	-
Shares redeemed	(15,768)	(1,913)	(259,269)	(30,621)
Net increase (decrease)	141,415	66,349	$ 2,265,300	$ 924,227
Class T
Shares sold	35,969	31,350	$ 585,954	$ 413,190
Reinvestment of distributions	156	-	2,498	-
Shares redeemed	(14,814)	(691)	(240,455)	(10,728)
Net increase (decrease)	21,311	30,659	$ 347,997	$ 402,462
Class B
Shares sold	5,347	16,229	$ 87,943	$ 199,531
Reinvestment of distributions	16	-	260	-
Shares redeemed	(2,531)	(1,150)	(41,540)	(18,389)
Net increase (decrease)	2,832	15,079	$ 46,663	$ 181,142
Class C
Shares sold	24,471	23,542	$ 391,482	$ 304,403
Reinvestment of distributions	68	-	1,087	-
Shares redeemed	(6,225)	(1,012)	(102,319)	(14,575)
Net increase (decrease)	18,314	22,530	$ 290,250	$ 289,828
Worldwide
Shares sold	4,486,951	9,823,250	$ 72,519,215	$ 126,506,866
Reinvestment of distributions	449,494	959,833	7,194,622	11,413,258
Shares redeemed	(6,540,417)	(14,319,175)	(105,159,144)	(180,350,310)
Net increase (decrease)	(1,603,972)	(3,536,092)	$ (25,445,307)	$ (42,430,186)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Institutional Class
Shares sold	6,014	19,375	$ 99,143	$ 249,261
Reinvestment of distributions	158	-	2,535	-
Shares redeemed	(2,527)	(6)	(42,575)	(83)
Net increase (decrease)	3,645	19,369	$ 59,103	$ 249,178

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

AWLD-USAN-0610
1.883449.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Worldwide Fund
Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is a class of
Fidelity® Worldwide Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.49%
Actual		$ 1,000.00	$ 1,128.00	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class T	1.75%
Actual		$ 1,000.00	$ 1,126.10	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.23%
Actual		$ 1,000.00	$ 1,123.50	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
Class C	2.22%
Actual		$ 1,000.00	$ 1,123.60	$ 11.69
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Worldwide	1.18%
Actual		$ 1,000.00	$ 1,130.00	$ 6.23
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,129.00	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United States of America	50.2%
United Kingdom	9.8%
Japan	9.1%
France	4.7%
Switzerland	3.6%
Germany	3.3%
Netherlands	1.8%
Australia	1.5%
Spain	1.4%
Other	14.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United States of America	43.9%
United Kingdom	11.7%
Japan	8.3%
France	4.8%
Germany	4.4%
Switzerland	4.0%
Netherlands	2.5%
Australia	2.0%
China	1.8%
Other	16.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	95.8
Bonds	0.0	0.4
Short-Term Investments and Net Other Assets	1.4	3.8
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America, Road & Rail)	2.7	2.2
Apple, Inc. (United States of America, Computers & Peripherals)	2.3	2.0
American Express Co. (United States of America, Consumer Finance)	2.2	1.3
Cummins, Inc. (United States of America, Machinery)	2.2	0.5
Comerica, Inc. (United States of America, Commercial Banks)	2.2	0.6
Occidental Petroleum Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	1.6
Bank of America Corp. (United States of America, Diversified Financial Services)	1.4	0.0
Teradyne, Inc. (United States of America, Semiconductors & Semiconductor Equipment)	1.3	0.4
Peabody Energy Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.2	0.1
General Electric Co. (United States of America, Industrial Conglomerates)	1.1	0.0
	18.4
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.8
Consumer Discretionary	16.7	11.6
Industrials	15.8	13.3
Information Technology	15.2	17.3
Health Care	10.3	8.5
Energy	8.8	9.3
Consumer Staples	5.6	5.1
Materials	4.6	7.7
Telecommunication Services	1.9	2.8
Utilities	0.8	0.8

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	150,512	$ 3,332,830
Commonwealth Bank of Australia	71,798	3,840,478
JB Hi-Fi Ltd.	75,078	1,336,038
Macquarie Group Ltd.	94,145	4,291,852
Wesfarmers Ltd.	61,452	1,646,917
Westfield Group unit	128,519	1,517,580
TOTAL AUSTRALIA		15,965,695
Bailiwick of Jersey - 0.6%
Experian PLC	149,600	1,382,845
Informa PLC	535,354	3,230,769
Shire PLC	111,800	2,462,426
TOTAL BAILIWICK OF JERSEY		7,076,040
Belgium - 0.6%
Anheuser-Busch InBev SA NV (d)	100,048	4,854,028
Delhaize Group SA	16,600	1,372,915
TOTAL BELGIUM		6,226,943
Bermuda - 0.9%
Huabao International Holdings Ltd.	1,996,000	2,306,893
Li & Fung Ltd.	258,000	1,243,796
Marvell Technology Group Ltd. (a)	175,000	3,613,750
Noble Group Ltd.	1,075,000	2,331,554
TOTAL BERMUDA		9,495,993
Brazil - 0.3%
Vivo Participacoes SA sponsored ADR	126,625	3,351,764
British Virgin Islands - 0.2%
Origin Agritech Ltd. (a)	50,000	438,000
Playtech Ltd.	200,359	1,523,635
TOTAL BRITISH VIRGIN ISLANDS		1,961,635
Canada - 1.2%
Canadian National Railway Co.	26,000	1,555,343
Dollarama, Inc.	31,500	774,326
Dollarama, Inc. (e)	39,800	978,355
InterOil Corp. (a)(d)	13,400	898,738
Niko Resources Ltd.	26,700	2,925,649
Open Text Corp. (a)	51,400	2,176,483
Petrobank Energy & Resources Ltd. (a)	46,800	2,359,343
SXC Health Solutions Corp. (a)	16,100	1,119,015
TOTAL CANADA		12,787,252
Cayman Islands - 0.9%
BaWang International (Group) Holding Ltd.	2,385,000	1,755,511
Belle International Holdings Ltd.	870,000	1,192,942
Bosideng International Holdings Ltd.	4,024,000	1,112,809
Ctrip.com International Ltd. sponsored ADR (a)	14,800	540,496
Eurasia Drilling Co. Ltd. GDR (e)	27,400	564,344

	Shares	Value
Hengdeli Holdings Ltd.	4,656,000	$ 1,941,458
Herbalife Ltd.	31,000	1,495,750
Peak Sport Products Co. Ltd.	508,000	387,050
Shenguan Holdings Group Ltd.	608,000	562,167
TOTAL CAYMAN ISLANDS		9,552,527
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	3,100	2,136,830
NetEase.com, Inc. sponsored ADR (a)	15,200	530,024
Tencent Holdings Ltd.	200,200	4,140,136
ZTE Corp. (H Shares)	521,376	1,867,709
TOTAL CHINA		8,674,699
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	60,962
Denmark - 0.9%
Carlsberg AS Series B	19,000	1,535,689
Novo Nordisk AS Series B	59,653	4,908,473
William Demant Holding AS (a)	49,200	3,356,023
TOTAL DENMARK		9,800,185
France - 4.7%
Atos Origin SA (a)	65,745	3,331,821
AXA SA (d)	134,237	2,685,629
BNP Paribas SA	48,735	3,347,797
Cap Gemini SA	57,500	2,896,547
Carrefour SA	33,272	1,630,970
Compagnie Generale de Geophysique SA (a)	58,200	1,752,382
Credit Agricole SA	44,100	630,482
Danone	33,565	1,977,883
Essilor International SA	22,037	1,343,524
Iliad Group SA	27,158	2,715,707
LVMH Moet Hennessy - Louis Vuitton	26,248	3,020,990
Pernod-Ricard SA	21,114	1,796,597
PPR SA	34,650	4,657,471
Sanofi-Aventis	96,679	6,596,043
Schneider Electric SA (d)	40,071	4,549,712
Societe Generale Series A	43,251	2,309,831
Total SA	86,689	4,717,047
Unibail-Rodamco	6,389	1,207,659
TOTAL FRANCE		51,168,092
Germany - 3.1%
BASF AG	32,908	1,917,580
Bayerische Motoren Werke AG (BMW)	100,009	4,919,952
Deutsche Bank AG	32,600	2,238,968
Deutsche Boerse AG	34,423	2,669,920
Deutsche Postbank AG (a)	35,900	1,233,133
E.ON AG (d)	140,584	5,170,734
GEA Group AG	110,697	2,455,207
HeidelbergCement AG	68,666	4,254,608
Metro AG	23,500	1,405,952
Common Stocks - continued
	Shares	Value
Germany - continued
Munich Re Group (d)	13,368	$ 1,880,996
Siemens AG	54,056	5,278,028
TOTAL GERMANY		33,425,078
Greece - 0.2%
Coca-Cola Hellenic Bottling Co. SA	58,200	1,578,291
EFG Eurobank Ergasias SA	34,300	275,758
National Bank of Greece SA (a)	16,000	257,275
TOTAL GREECE		2,111,324
Hong Kong - 0.5%
BYD Electronic International Co. Ltd. (a)	1,139,500	810,747
Henderson Land Development Co. Ltd.	203,000	1,279,475
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	40,600	23,111
Techtronic Industries Co. Ltd.	3,575,500	3,715,377
TOTAL HONG KONG		5,828,710
India - 0.2%
Larsen & Toubro Ltd.	23,510	850,663
Reliance Industries Ltd.	49,372	1,143,910
State Bank of India	11,744	606,037
TOTAL INDIA		2,600,610
Indonesia - 0.1%
PT XL Axiata Tbk (a)	4,163,000	1,697,634
Ireland - 0.8%
Bank of Ireland (a)	582,300	1,286,900
CRH PLC	80,819	2,311,439
Ingersoll-Rand Co. Ltd.	72,000	2,662,560
Paddy Power PLC (Ireland)	61,400	2,159,452
TOTAL IRELAND		8,420,351
Israel - 0.4%
Israel Chemicals Ltd.	81,400	982,564
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,400	3,312,372
TOTAL ISRAEL		4,294,936
Italy - 0.9%
Intesa Sanpaolo SpA	304,069	1,002,299
Mediaset SpA	311,100	2,463,838
Prysmian SpA	75,500	1,359,617
Saipem SpA	134,737	5,031,830
TOTAL ITALY		9,857,584
Japan - 9.1%
ABC-Mart, Inc.	67,200	2,403,833
Asics Corp.	155,000	1,486,799
Canon, Inc.	102,350	4,682,076
Denso Corp.	86,400	2,521,563
Don Quijote Co. Ltd.	34,200	921,175
Fast Retailing Co. Ltd.	4,800	727,393

	Shares	Value
Goldcrest Co. Ltd.	23,480	$ 642,932
GREE, Inc.	22,300	1,236,910
Honda Motor Co. Ltd.	94,600	3,201,203
JFE Holdings, Inc.	42,500	1,515,711
JSR Corp.	126,300	2,578,978
Keyence Corp.	15,100	3,615,448
Konica Minolta Holdings, Inc.	125,000	1,581,235
Mazda Motor Corp.	1,124,000	3,319,428
Misumi Group, Inc.	46,300	924,718
Mitsubishi Corp.	107,700	2,551,322
Mitsubishi UFJ Financial Group, Inc.	1,082,000	5,638,639
Mitsui & Co. Ltd.	190,800	2,867,704
Mizuho Financial Group, Inc.	312,200	601,181
NHK Spring Co. Ltd.	68,000	658,065
Nichi-iko Pharmaceutical Co. Ltd.	33,000	1,039,221
Nintendo Co. Ltd.	4,700	1,578,943
Nippon Electric Glass Co. Ltd.	142,000	2,178,452
Nitori Co. Ltd.	5,400	423,699
Nomura Holdings, Inc.	227,100	1,569,825
NSK Ltd.	307,000	2,341,940
Omron Corp.	182,800	4,275,648
ORIX Corp.	66,920	6,162,653
Rakuten, Inc.	4,389	3,406,346
Ricoh Co. Ltd.	187,000	3,176,856
Sawai Pharmaceutical Co. Ltd.	9,100	696,572
Shin-Etsu Chemical Co., Ltd.	61,800	3,562,686
SMC Corp.	19,400	2,794,443
SOFTBANK CORP.	185,000	4,137,718
Sony Corp.	68,100	2,331,800
Sony Financial Holdings, Inc.	381	1,375,056
Sumitomo Mitsui Financial Group, Inc.	106,400	3,519,032
THK Co. Ltd.	70,200	1,543,309
Tokyo Electron Ltd.	63,400	4,156,904
Toyota Motor Corp.	141,600	5,471,427
TOTAL JAPAN		99,418,843
Korea (South) - 1.2%
Kia Motors Corp.	92,390	2,254,004
NCsoft Corp.	20,303	3,018,147
NHN Corp. (a)	6,568	1,094,882
Samsung Electronics Co. Ltd.	5,297	4,026,970
Shinhan Financial Group Co. Ltd.	56,700	2,411,558
TOTAL KOREA (SOUTH)		12,805,561
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A (a)(d)	91,800	3,564,594
L'Occitane Ltd.	48,000	93,228
Millicom International Cellular SA	15,000	1,324,200
TOTAL LUXEMBOURG		4,982,022
Mexico - 0.2%
Grupo Modelo SAB de CV Series C	389,000	2,145,889
Common Stocks - continued
	Shares	Value
Netherlands - 1.8%
Aegon NV (a)	309,500	$ 2,164,887
ASML Holding NV (Netherlands)	76,700	2,516,942
Gemalto NV	44,979	2,005,243
ING Groep NV (Certificaten Van Aandelen) unit (a)	149,900	1,338,425
James Hardie Industries NV unit (a)	299,330	2,098,060
Koninklijke Philips Electronics NV	177,781	5,970,405
Randstad Holdings NV (a)	45,115	2,286,184
Wolters Kluwer NV (Certificaten Van Aandelen)	80,800	1,651,083
TOTAL NETHERLANDS		20,031,229
Norway - 0.6%
Aker Solutions ASA	102,200	1,708,226
DnB NOR ASA (d)	195,400	2,312,896
Pronova BioPharma ASA (a)	335,500	1,072,026
Sevan Marine ASA (a)	426,000	616,791
Yara International ASA	33,200	1,152,177
TOTAL NORWAY		6,862,116
Singapore - 0.5%
Avago Technologies Ltd.	205,900	4,225,068
Keppel Corp. Ltd.	234,000	1,660,340
TOTAL SINGAPORE		5,885,408
South Africa - 0.8%
African Rainbow Minerals Ltd.	67,500	1,825,374
AngloGold Ashanti Ltd. sponsored ADR	32,800	1,373,008
Clicks Group Ltd.	339,113	1,420,909
Naspers Ltd. Class N	30,800	1,250,931
Standard Bank Group Ltd.	72,700	1,128,811
Woolworths Holdings Ltd.	542,336	1,721,760
TOTAL SOUTH AFRICA		8,720,793
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	207,740	2,732,542
Banco Popular Espanol SA	110,100	779,658
Banco Santander SA (d)	458,463	5,801,022
Inditex SA	21,397	1,324,478
Telefonica SA	223,111	5,050,736
TOTAL SPAIN		15,688,436
Sweden - 0.8%
Elekta AB (B Shares)	134,000	3,480,487
H&M Hennes & Mauritz AB (B Shares) (d)	21,123	1,348,073
Intrum Justitia AB	30,700	362,597
Modern Times Group MTG AB (B Shares)	44,900	2,734,555
Skandinaviska Enskilda Banken AB (A Shares)	87,000	593,163
TOTAL SWEDEN		8,518,875
Switzerland - 3.6%
Adecco SA (Reg.)	42,149	2,479,231

	Shares	Value
BB BIOTECH AG	7,034	$ 439,532
Compagnie Financiere Richemont SA Series A	38,215	1,409,585
Credit Suisse Group (Reg.)	34,493	1,583,225
Foster Wheeler AG (a)	38,000	1,139,240
Kuehne & Nagel International AG	10,620	1,111,430
Nestle SA	152,648	7,469,554
Nobel Biocare Holding AG (Switzerland)	33,650	737,581
Novartis AG	128,920	6,573,260
Partners Group Holding	9,538	1,277,054
Roche Holding AG (participation certificate)	32,993	5,209,480
Sonova Holding AG Class B	29,611	3,670,853
Swiss Reinsurance Co.	46,828	2,030,952
The Swatch Group AG (Bearer)	4,320	1,265,662
Zurich Financial Services AG	13,722	3,042,238
TOTAL SWITZERLAND		39,438,877
Taiwan - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	310,350	1,457,551
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	467,000	1,711,781
United Kingdom - 9.8%
Aberdeen Asset Management PLC	860,419	1,806,578
Aegis Group PLC	401,246	797,046
Anglo American PLC (United Kingdom) (a)	74,318	3,156,297
Barclays PLC	1,062,179	5,455,496
BG Group PLC	267,888	4,527,415
BHP Billiton PLC	232,816	7,107,030
BlueBay Asset Management	163,000	929,936
BP PLC	701,800	6,120,223
British Land Co. PLC	165,509	1,175,177
Burberry Group PLC	108,300	1,109,057
Carphone Warehouse Group PLC (a)	772,579	2,272,659
Centrica PLC	482,100	2,165,228
Cookson Group PLC (a)	82,570	707,536
HSBC Holdings PLC (United Kingdom)	1,009,042	10,273,130
IG Group Holdings PLC	288,329	1,787,772
Imperial Tobacco Group PLC	139,803	3,982,186
InterContinental Hotel Group PLC	115,278	2,032,176
International Personal Finance PLC	517,515	2,133,358
Johnson Matthey PLC	73,110	1,944,101
Lloyds TSB Group PLC	2,279,654	2,280,479
Mothercare PLC	3,600	31,568
National Grid PLC	98,300	947,775
Prudential PLC	163,770	1,437,613
Reckitt Benckiser Group PLC	103,841	5,393,610
Rio Tinto PLC	144,640	7,356,403
Royal Dutch Shell PLC Class B	353,421	10,653,705
Schroders PLC	85,800	1,813,704
Serco Group PLC	255,261	2,449,641
SSL International PLC	264,504	3,465,059
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	96,936	$ 2,585,378
TalkTalk Telecom Group PLC (a)	1,214,758	2,348,364
Taylor Wimpey PLC (a)	2,421,144	1,497,299
Ultra Electronics Holdings PLC	32,400	764,871
Vodafone Group PLC sponsored ADR	47,212	1,048,106
Wolseley PLC (a)	75,760	1,891,848
Xstrata PLC	101,976	1,672,581
TOTAL UNITED KINGDOM		107,120,405
United States of America - 48.8%
Acuity Brands, Inc.	30,000	1,356,300
Advanced Micro Devices, Inc. (a)	48,000	434,880
AGA Medical Holdings, Inc.	37,000	594,960
Amazon.com, Inc. (a)	60,800	8,333,248
American Express Co.	531,200	24,498,944
Amphenol Corp. Class A	13,000	600,730
Anadarko Petroleum Corp.	24,000	1,491,840
Apple, Inc. (a)	97,600	25,485,312
Applied Micro Circuits Corp. (a)	185,000	2,086,800
Ardea Biosciences, Inc. (a)	25,400	645,160
AsiaInfo Holdings, Inc. (a)	27,400	778,434
Baker Hughes, Inc.	224,000	11,146,240
Bank of America Corp.	851,000	15,173,330
Berkshire Hathaway, Inc. Class B (a)	91,000	7,007,000
BioMarin Pharmaceutical, Inc. (a)	79,000	1,846,230
C.H. Robinson Worldwide, Inc.	31,000	1,869,300
Cardtronics, Inc. (a)	51,000	710,940
CareFusion Corp. (a)	126,000	3,475,080
Catalyst Health Solutions, Inc. (a)	51,000	2,157,810
Central European Distribution Corp. (a)	63,200	2,189,880
Cerner Corp. (a)	20,000	1,698,200
Cisco Systems, Inc. (a)	378,700	10,194,604
Citrix Systems, Inc. (a)	231,000	10,857,000
City National Corp.	48,000	2,989,440
Cognizant Technology Solutions Corp. Class A (a)	73,000	3,736,140
Comerica, Inc.	574,000	24,108,000
Concur Technologies, Inc. (a)	7,000	293,370
Cree, Inc. (a)	34,000	2,489,140
CSX Corp.	165,000	9,248,250
Cummins, Inc.	333,900	24,117,597
D.R. Horton, Inc.	225,000	3,305,250
Deere & Co.	18,000	1,076,760
Delphi Financial Group, Inc. Class A	151,000	4,152,500
Dendreon Corp. (a)(d)	90,000	4,879,800
Diamond Foods, Inc.	107,700	4,599,867
Dick's Sporting Goods, Inc. (a)	32,000	931,520
DigitalGlobe, Inc.	25,000	664,000
DineEquity, Inc. (a)	41,000	1,686,330
DSW, Inc. Class A (a)	68,000	2,053,600
Edwards Lifesciences Corp. (a)	65,000	6,700,200
EMC Corp. (a)	50,000	950,500

	Shares	Value
Estee Lauder Companies, Inc. Class A	150,000	$ 9,888,000
ev3, Inc. (a)	71,400	1,365,882
Express Scripts, Inc. (a)	58,000	5,807,540
F5 Networks, Inc. (a)	31,000	2,121,330
Fiserv, Inc. (a)	13,000	664,170
Fossil, Inc. (a)	7,000	272,300
Franklin Resources, Inc.	16,000	1,850,240
G-III Apparel Group Ltd. (a)	81,600	2,333,760
General Electric Co.	658,000	12,409,880
Genworth Financial, Inc. Class A (a)	50,000	826,000
Heartland Payment Systems, Inc.	63,000	1,157,940
Helix Energy Solutions Group, Inc. (a)	146,000	2,128,680
Hub Group, Inc. Class A (a)	26,000	832,260
Huntington Bancshares, Inc.	382,000	2,586,140
ImmunoGen, Inc. (a)(d)	45,523	451,133
Informatica Corp. (a)	47,000	1,175,470
Intuitive Surgical, Inc. (a)	10,000	3,605,600
ION Geophysical Corp. (a)	210,000	1,262,100
iRobot Corp. (a)	157,500	3,178,350
J.B. Hunt Transport Services, Inc.	104,000	3,833,440
Jacobs Engineering Group, Inc. (a)	82,000	3,954,040
Johnson Controls, Inc.	134,419	4,515,134
Jos. A. Bank Clothiers, Inc. (a)	96,196	5,854,489
Lam Research Corp. (a)	20,000	811,000
Life Technologies Corp. (a)	203,000	11,106,130
Lowe's Companies, Inc.	53,000	1,437,360
Mako Surgical Corp. (a)(d)	154,800	2,171,844
MetLife, Inc.	60,000	2,734,800
Micromet, Inc. (a)	100,000	762,000
Micrus Endovascular Corp. (a)	90,000	1,807,200
Moog, Inc. Class A (a)	5,000	185,850
NetApp, Inc. (a)	43,000	1,490,810
News Corp. Class B (d)	242,000	4,305,180
Novellus Systems, Inc. (a)	51,000	1,336,200
O'Charleys, Inc. (a)	66,700	636,985
Occidental Petroleum Corp.	224,500	19,904,170
Oil States International, Inc. (a)	49,000	2,367,190
OpenTable, Inc.	27,000	1,049,220
Orthofix International NV (a)	18,000	615,420
Peabody Energy Corp.	278,000	12,988,160
Perrigo Co.	67,000	4,089,010
Phillips-Van Heusen Corp.	71,600	4,511,516
Plains Exploration & Production Co. (a)	35,700	1,046,367
PMC-Sierra, Inc. (a)	97,572	863,512
Polo Ralph Lauren Corp. Class A	53,000	4,764,700
Power Integrations, Inc.	13,000	500,240
Precision Castparts Corp.	61,000	7,828,740
Quanex Building Products Corp.	117,000	2,223,000
Red Hat, Inc. (a)	68,000	2,031,160
Regal-Beloit Corp.	104,350	6,602,225
Salesforce.com, Inc. (a)	9,000	770,400
Shoe Carnival, Inc. (a)	28,000	774,480
Skyworks Solutions, Inc. (a)	376,000	6,331,840
Southwest Airlines Co.	410,000	5,403,800
Common Stocks - continued
	Shares	Value
United States of America - continued
Southwest Bancorp, Inc., Oklahoma	4,200	$ 61,572
Stanley Black & Decker, Inc.	66,000	4,101,900
Starbucks Corp.	101,000	2,623,980
Starwood Hotels & Resorts Worldwide, Inc.	41,000	2,234,910
Steelcase, Inc. Class A	198,000	1,625,580
Stoneridge, Inc. (a)	32,000	345,280
SVB Financial Group (a)	29,900	1,471,977
Symmetry Medical, Inc. (a)	40,800	471,648
Taleo Corp. Class A (a)	59,400	1,543,212
Targacept, Inc. (a)	13,000	309,400
Tempur-Pedic International, Inc. (a)	26,000	876,200
Teradyne, Inc. (a)	1,124,000	13,746,520
TETRA Technologies, Inc. (a)	85,900	1,055,711
The Walt Disney Co.	118,000	4,347,120
Thermo Fisher Scientific, Inc. (a)	59,000	3,261,520
TJX Companies, Inc.	162,000	7,507,080
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	20,000	675,000
Union Pacific Corp.	387,500	29,318,247
United Parcel Service, Inc. Class B	53,000	3,664,420
Universal Technical Institute, Inc. (a)	20,000	479,200
Varian Medical Systems, Inc. (a)	28,000	1,578,640
Viacom, Inc. Class B (non-vtg.) (a)	250,100	8,836,033
WebMD Health Corp. (a)	71,660	3,471,210
WMS Industries, Inc. (a)	176,000	8,803,520
Wright Medical Group, Inc. (a)	83,000	1,558,740
Wyndham Worldwide Corp.	284,370	7,623,960
Zions Bancorporation	46,000	1,321,580
ZIOPHARM Oncology, Inc. (a)	270,000	1,598,400
TOTAL UNITED STATES OF AMERICA		532,651,433
TOTAL COMMON STOCKS (Cost $944,185,228)		1,071,797,233
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
ProSiebenSat.1 Media AG	122,000	2,295,330

	Shares	Value
Italy - 0.2%
Intesa Sanpaolo SpA	809,900	$ 2,150,218
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,616,458)		4,445,548
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.21% (b)	8,755,451	8,755,451
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	36,149,313	36,149,313
TOTAL MONEY MARKET FUNDS (Cost $44,904,764)		44,904,764
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $993,706,450)		1,121,147,545
NET OTHER ASSETS - (2.7)%		(29,527,492)
NET ASSETS - 100%		$ 1,091,620,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,542,699 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,027
Fidelity Securities Lending Cash Central Fund	88,731
Total	$ 96,758
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 532,651,433	$ 532,651,433	$ -	$ -
United Kingdom	107,120,405	1,048,106	106,072,299	-
Japan	99,418,843	38,364,257	61,054,586	-
France	51,168,092	-	51,168,092	-
Switzerland	39,438,877	1,139,240	38,299,637	-
Germany	35,720,408	-	35,720,408	-
Netherlands	20,031,229	-	20,031,229	-
Australia	15,965,695	-	15,965,695	-
Spain	15,688,436	-	15,688,436	-
Other	159,039,363	51,831,906	107,207,457	-
Money Market Funds	44,904,764	44,904,764	-	-
Total Investments in Securities:	$ 1,121,147,545	$ 669,939,706	$ 451,207,839	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $258,557,473 of which $115,120,141 and $143,437,332 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,706,658) - See accompanying schedule: Unaffiliated issuers (cost $948,801,686)	$ 1,076,242,781
Fidelity Central Funds (cost $44,904,764)	44,904,764
Total Investments (cost $993,706,450)		$ 1,121,147,545
Receivable for investments sold		37,531,219
Receivable for fund shares sold		939,706
Dividends receivable		2,503,856
Distributions receivable from Fidelity Central Funds		33,085
Prepaid expenses		1,571
Other receivables		279,950
Total assets		1,162,436,932

Liabilities
Payable for investments purchased	$ 32,575,388
Payable for fund shares redeemed	835,803
Accrued management fee	794,117
Distribution fees payable	1,802
Other affiliated payables	319,189
Other payables and accrued expenses	141,267
Collateral on securities loaned, at value	36,149,313
Total liabilities		70,816,879

Net Assets		$ 1,091,620,053
Net Assets consist of:
Paid in capital		$ 1,158,104,819
Undistributed net investment income		1,854,281
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(195,737,563)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,398,516
Net Assets		$ 1,091,620,053

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,479,751 ÷ 207,764 shares)	$ 16.75

Maximum offering price per share (100/94.25 of $16.75)	$ 17.77
Class T: Net Asset Value and redemption price per share ($869,612 ÷ 51,970 shares)	$ 16.73

Maximum offering price per share (100/96.50 of $16.73)	$ 17.34
Class B: Net Asset Value and offering price per share ($299,311 ÷ 17,911 shares)A	$ 16.71

Class C: Net Asset Value and offering price per share ($681,297 ÷ 40,844 shares)A	$ 16.68

Worldwide: Net Asset Value, offering price and redemption price per share ($1,085,903,447 ÷ 64,607,106 shares)	$ 16.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($386,635 ÷ 23,014 shares)	$ 16.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 9,027,625
Interest		51,709
Income from Fidelity Central Funds		96,758
		9,176,092
Less foreign taxes withheld		(493,904)
Total income		8,682,188

Expenses
Management fee Basic fee	$ 3,743,242
Performance adjustment	644,524
Transfer agent fees	1,400,605
Distribution fees	8,150
Accounting and security lending fees	245,983
Custodian fees and expenses	137,554
Independent trustees' compensation	2,974
Registration fees	70,573
Audit	38,628
Legal	3,158
Miscellaneous	8,281
Total expenses before reductions	6,303,672
Expense reductions	(199,349)	6,104,323
Net investment income (loss)		2,577,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $112,268)	81,900,729
Foreign currency transactions	(48,758)
Total net realized gain (loss)		81,851,971
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,144)	42,775,396
Assets and liabilities in foreign currencies	(48,609)
Total change in net unrealized appreciation (depreciation)		42,726,787
Net gain (loss)		124,578,758
Net increase (decrease) in net assets resulting from operations		$ 127,156,623

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,577,865	$ 8,075,049
Net realized gain (loss)	81,851,971	(130,252,833)
Change in net unrealized appreciation (depreciation)	42,726,787	233,691,843
Net increase (decrease) in net assets resulting from operations	127,156,623	111,514,059
Distributions to shareholders from net investment income	(6,419,967)	(11,746,083)
Distributions to shareholders from net realized gain	(993,213)	-
Total distributions	(7,413,180)	(11,746,083)
Share transactions - net increase (decrease)	(22,435,994)	(40,383,349)
Redemption fees	15,649	26,981
Total increase (decrease) in net assets	97,323,098	59,411,608

Net Assets
Beginning of period	994,296,955	934,885,347
End of period (including undistributed net investment income of $1,854,281 and undistributed net investment income of $5,696,383, respectively)	$ 1,091,620,053	$ 994,296,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	1.90	4.09
Total from investment operations	1.91	4.08
Distributions from net investment income	(.10)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.12) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.75	$ 14.96
Total Return B,C,D	12.80%	37.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.52% A
Expenses net of fee waivers, if any	1.49% A	1.52% A
Expenses net of all reductions	1.46% A	1.49% A
Net investment income (loss)	.18% A	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,480	$ 993
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.89	4.07
Total from investment operations	1.88	4.06
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.09) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.73	$ 14.94
Total Return B,C,D	12.61%	37.32%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.73% A
Expenses net of fee waivers, if any	1.75% A	1.73% A
Expenses net of all reductions	1.72% A	1.70% A
Net investment income (loss)	(.07)% A	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 870	$ 458
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)
Net realized and unrealized gain (loss)	1.88	4.04
Total from investment operations	1.84	4.01
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.02) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.71	$ 14.89
Total Return B,C,D	12.35%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.23% A	2.20% A
Expenses net of fee waivers, if any	2.23% A	2.20% A
Expenses net of all reductions	2.20% A	2.17% A
Net investment income (loss)	(.56)% A	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 299	$ 224
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.013 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)
Net realized and unrealized gain (loss)	1.88	4.05
Total from investment operations	1.84	4.01
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.05) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 16.68	$ 14.89
Total Return B,C,D	12.36%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.18% A
Expenses net of fee waivers, if any	2.22% A	2.18% A
Expenses net of all reductions	2.19% A	2.15% A
Net investment income (loss)	(.55)% A	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 681	$ 335
Portfolio turnover rate G	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72
Income from Investment Operations
Net investment income (loss) D	.04	.12	.16	.14	.17	.15 G
Net realized and unrealized gain (loss)	1.90	1.63	(9.44)	6.05	3.74	2.30
Total from investment operations	1.94	1.75	(9.28)	6.19	3.91	2.45
Distributions from net investment income	(.10)	(.17)	(.12)	(.17)	(.10)	(.10)
Distributions from net realized gain	(.02)	-	(2.38)	(2.66)	(1.04)	(.02)
Total distributions	(.11) J	(.17)	(2.50)	(2.83)	(1.14)	(.12)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.81	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05
Total Return B,C	13.00%	13.39%	(40.66)%	31.87%	21.31%	14.71%
Ratios to Average Net Assets E,H
Expenses before reductions	1.19% A	1.27%	1.21%	1.04%	1.08%	1.07%
Expenses net of fee waivers, if any	1.18% A	1.27%	1.21%	1.04%	1.08%	1.07%
Expenses net of all reductions	1.15% A	1.24%	1.19%	1.02%	1.02%	1.01%
Net investment income (loss)	.49% A	.92%	.84%	.66%	.85%	.82% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,085,903	$ 991,996	$ 934,885	$ 1,773,603	$ 1,328,219	$ 1,181,044
Portfolio turnover rate F	159% A	224%	264%	128%	205%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.03	.06
Net realized and unrealized gain (loss)	1.90	4.06
Total from investment operations	1.93	4.12
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.13) J	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 16.80	$ 15.00
Total Return B,C	12.90%	37.87%
Ratios to Average Net Assets E,H
Expenses before reductions	1.25% A	1.17% A
Expenses net of fee waivers, if any	1.25% A	1.17% A
Expenses net of all reductions	1.22% A	1.15% A
Net investment income (loss)	.42% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 387	$ 290
Portfolio turnover rate F	159% A	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Worldwide and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 156,062,145
Gross unrealized depreciation	(41,550,940)
Net unrealized appreciation (depreciation)	$ 114,511,205

Tax cost	$ 1,006,636,340

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $813,025,520 and $817,995,255, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,857	$ 498
Class T	.25%	.25%	1,494	358
Class B	.75%	.25%	1,239	1,110
Class C	.75%	.25%	2,560	1,793
			$ 8,150	$ 3,759

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,698
Class T	580
$ 4,278

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,652.32
Class T	965.32
Class B	379.30
Class C	775.30
Worldwide	1,394,284.26
Institutional Class	550.32
	$ 1,400,605

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,289 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,102 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $88,731.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Worldwide's operating expenses. During the period, this reimbursement reduced the class' expenses by $43,251.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $156,098 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009A
From net investment income
Class A	$ 9,814	$ -
Class T	2,409	-
Class B	75	-
Class C	827	-
Worldwide	6,404,601	11,746,083
Institutional Class	2,241	-
Total	$ 6,419,967	$ 11,746,083
From net realized gain
Class A	$ 1,404	$ -
Class T	480	-
Class B	191	-
Class C	373	-
Worldwide	990,471	-
Institutional Class	294	-
Total	$ 993,213	$ -

A Distributions to the shareholders for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Class A
Shares sold	156,594	68,262	$ 2,515,170	$ 954,848
Reinvestment of distributions	589	-	9,399	-
Shares redeemed	(15,768)	(1,913)	(259,269)	(30,621)
Net increase (decrease)	141,415	66,349	$ 2,265,300	$ 924,227
Class T
Shares sold	35,969	31,350	$ 585,954	$ 413,190
Reinvestment of distributions	156	-	2,498	-
Shares redeemed	(14,814)	(691)	(240,455)	(10,728)
Net increase (decrease)	21,311	30,659	$ 347,997	$ 402,462
Class B
Shares sold	5,347	16,229	$ 87,943	$ 199,531
Reinvestment of distributions	16	-	260	-
Shares redeemed	(2,531)	(1,150)	(41,540)	(18,389)
Net increase (decrease)	2,832	15,079	$ 46,663	$ 181,142
Class C
Shares sold	24,471	23,542	$ 391,482	$ 304,403
Reinvestment of distributions	68	-	1,087	-
Shares redeemed	(6,225)	(1,012)	(102,319)	(14,575)
Net increase (decrease)	18,314	22,530	$ 290,250	$ 289,828
Worldwide
Shares sold	4,486,951	9,823,250	$ 72,519,215	$ 126,506,866
Reinvestment of distributions	449,494	959,833	7,194,622	11,413,258
Shares redeemed	(6,540,417)	(14,319,175)	(105,159,144)	(180,350,310)
Net increase (decrease)	(1,603,972)	(3,536,092)	$ (25,445,307)	$ (42,430,186)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Institutional Class
Shares sold	6,014	19,375	$ 99,143	$ 249,261
Reinvestment of distributions	158	-	2,535	-
Shares redeemed	(2,527)	(6)	(42,575)	(83)
Net increase (decrease)	3,645	19,369	$ 59,103	$ 249,178

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

AWLDI-USAN-0610
1.883439.101

Fidelity's
Targeted International Equity
Funds®

Fidelity® Canada Fund
Fidelity China Region Fund
Fidelity Emerging Markets Fund
Fidelity Europe Fund
Fidelity Europe Capital Appreciation Fund
Fidelity Japan Fund
Fidelity Japan Smaller Companies Fund
Fidelity Latin America Fund
Fidelity Nordic Fund
Fidelity Pacific Basin Fund
Fidelity Southeast Asia Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Fidelity Canada Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity China Region Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Emerging Markets Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Europe Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Europe Capital Appreciation Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Japan Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Japan Smaller Companies Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Latin America Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Nordic Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Pacific Basin Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Southeast Asia Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,182.90	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.53%
Actual		$ 1,000.00	$ 1,181.20	$ 8.27
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.03%
Actual		$ 1,000.00	$ 1,178.10	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	2.00%
Actual		$ 1,000.00	$ 1,178.40	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Canada	.96%
Actual		$ 1,000.00	$ 1,184.70	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,184.30	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Canada	98.2%
United States of America	1.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Canada	96.6%
United States of America	3.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	97.6
Short-Term Investments and Net Other Assets	0.7	2.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	6.1	6.3
Canadian National Railway Co. (Road & Rail)	5.3	2.4
Toronto-Dominion Bank (Commercial Banks)	5.3	5.6
Bank of Montreal (Commercial Banks)	4.1	2.7
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.8	5.3
Teck Resources Ltd. Class B (sub. vtg.) (Metals & Mining)	3.8	2.5
Canadian Imperial Bank of Commerce (Commercial Banks)	3.6	0.6
Goldcorp, Inc. (Metals & Mining)	3.6	3.3
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.3	2.0
Research In Motion Ltd. (Communications Equipment)	3.1	1.8
	42.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	27.9
Energy	20.9	27.8
Materials	18.1	19.5
Information Technology	9.6	4.1
Industrials	8.8	5.3
Consumer Discretionary	7.4	5.2
Telecommunication Services	3.7	3.7
Consumer Staples	1.9	2.5
Health Care	1.7	0.8
Utilities	0.8	0.8

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.3%
Magna International, Inc. Class A (sub. vtg.) (a)	798,300	$ 52,476,324
Hotels, Restaurants & Leisure - 0.8%
Tim Hortons, Inc.	1,010,300	33,329,797
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.)	300,000	10,618,973
Media - 1.4%
Astral Media, Inc. Class A (non-vtg.)	240,000	8,336,942
Cogeco Cable, Inc.	400,000	13,902,775
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	10,061,996
IMAX Corp. (a)(d)	200,000	3,780,000
Quebecor, Inc. Class B (sub. vtg.)	650,000	23,116,512
		59,198,225
Multiline Retail - 1.0%
Dollarama, Inc.	864,200	21,243,570
Dollarama, Inc. (f)	764,575	18,794,611
		40,038,181
Textiles, Apparel & Luxury Goods - 2.6%
Gildan Activewear, Inc. (a)	3,707,000	107,540,209
TOTAL CONSUMER DISCRETIONARY		303,201,709
CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Cott Corp. (a)	650,000	5,436,922
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,551,100	28,924,764
Metro, Inc. Class A (sub. vtg.)	1,000,000	44,184,216
		73,108,980
TOTAL CONSUMER STAPLES		78,545,902
ENERGY - 20.9%
Energy Equipment & Services - 0.3%
Precision Drilling Trust (a)	1,500,000	11,380,634
Oil, Gas & Consumable Fuels - 20.6%
Baytex Energy Trust	850,000	28,648,396
Canadian Natural Resources Ltd.	1,575,000	121,248,032
Crescent Point Energy Corp.	1,083,400	45,960,809
Enbridge, Inc.	2,798,900	135,868,665
Gran Tierra Energy, Inc. (a)	1,300,000	7,880,339
Imperial Oil Ltd.	300,000	12,591,025
Keyera Facilities Income Fund	958,402	25,700,113
Niko Resources Ltd.	295,000	32,324,592
Pacific Rubiales Energy Corp. (a)	2,300,000	51,830,348
Penn West Energy Trust	800,000	16,114,938
PetroBakken Energy Ltd. (a)(f)	138,900	3,771,158
PetroBakken Energy Ltd. Class A	922,978	25,059,007

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	1,100,000	$ 55,454,635
Progress Energy Resources Corp. (d)	1,900,000	22,754,379
Suncor Energy, Inc.	4,607,600	157,561,602
Talisman Energy, Inc.	6,000,000	102,086,203
		844,854,241
TOTAL ENERGY		856,234,875
FINANCIALS - 26.4%
Capital Markets - 0.7%
CI Financial Corp. (d)	219,200	4,583,743
IGM Financial, Inc.	550,000	22,823,755
		27,407,498
Commercial Banks - 22.3%
Bank of Montreal (d)	2,709,300	168,204,819
Bank of Nova Scotia	1,900,000	96,813,619
Canadian Imperial Bank of Commerce	2,034,600	149,281,417
National Bank of Canada	500,000	30,555,009
Royal Bank of Canada (d)	4,140,000	250,917,727
Toronto-Dominion Bank	2,915,800	216,633,438
		912,406,029
Insurance - 0.8%
Intact Financial Corp. (d)	550,000	23,814,210
Intact Financial Corp. (f)	241,100	10,439,284
		34,253,494
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. Class A (d)	1,550,000	39,321,984
Brookfield Properties Corp.	2,500,000	40,223,381
		79,545,365
Thrifts & Mortgage Finance - 0.7%
Genworth MI Canada, Inc.	830,100	23,476,751
Home Capital Group, Inc.	100,000	4,674,277
		28,151,028
TOTAL FINANCIALS		1,081,763,414
HEALTH CARE - 1.7%
Health Care Technology - 1.7%
SXC Health Solutions Corp. (a)	1,001,617	69,616,423
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	3,200,000	16,689,628
Airlines - 0.4%
Air Canada Class A (a)(e)	7,000,000	15,430,033
Commercial Services & Supplies - 1.6%
IESI-BFC Ltd.	3,450,000	67,696,320
Construction & Engineering - 0.3%
SNC-Lavalin Group, Inc. (d)	265,000	13,153,513
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Caterpillar, Inc.	200,000	$ 13,618,000
Road & Rail - 5.8%
Canadian National Railway Co.	3,650,000	218,346,290
Canadian Pacific Railway Ltd.	300,000	17,677,623
Contrans Group, Inc. Class A	120,100	1,181,854
		237,205,767
TOTAL INDUSTRIALS		363,793,261
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.1%
Research In Motion Ltd. (a)	1,810,000	128,853,904
Computers & Peripherals - 0.6%
Apple, Inc. (a)	90,000	23,500,800
Electronic Equipment & Components - 0.6%
Celestica, Inc. (sub. vtg.) (a)	2,400,000	23,664,633
Internet Software & Services - 2.7%
Open Text Corp. (a)	2,659,732	112,623,763
IT Services - 2.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	5,690,000	84,213,344
Software - 0.5%
MacDonald Dettwiler & Associates Ltd. (a)	500,000	19,912,419
TOTAL INFORMATION TECHNOLOGY		392,768,863
MATERIALS - 18.1%
Chemicals - 1.4%
Agrium, Inc.	530,000	33,076,757
Potash Corp. of Saskatchewan, Inc.	210,000	23,192,580
		56,269,337
Metals & Mining - 16.1%
Agnico-Eagle Mines Ltd. (Canada)	424,700	26,927,200
Consolidated Thompson Iron Mines Ltd. (a)	2,000,000	17,004,527
Eldorado Gold Corp. (a)	5,370,000	82,436,528
First Quantum Minerals Ltd. (d)	235,000	18,023,913
Goldcorp, Inc.	3,400,000	146,913,993
Grande Cache Coal Corp. (a)(e)	6,000,000	39,441,055
IAMGOLD Corp.	1,300,000	23,257,233
Kinross Gold Corp.	1,650,000	31,499,705
Osisko Mining Corp. (a)	800,000	8,462,901
Red Back Mining, Inc. (a)	1,500,000	39,382,011
Silver Wheaton Corp. (a)	1,875,900	36,846,058
Teck Resources Ltd. Class B (sub. vtg.)	3,950,000	155,170,242
Western Coal Corp. (a)	1,500,000	8,649,872
Yamana Gold, Inc.	2,400,000	26,191,695
		660,206,933

	Shares	Value
Paper & Forest Products - 0.6%
Sino-Forest Corp. (a)	1,400,000	$ 24,880,929
TOTAL MATERIALS		741,357,199
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.5%
BCE, Inc. (d)	2,000,000	60,066,916
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,600,000	92,645,149
TOTAL TELECOMMUNICATION SERVICES		152,712,065
UTILITIES - 0.8%
Electric Utilities - 0.8%
Fortis, Inc.	1,200,000	33,123,401
TOTAL COMMON STOCKS (Cost $3,267,883,860)		4,073,117,112
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.21% (b)	30,575,325	30,575,325
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	143,737,448	143,737,448
TOTAL MONEY MARKET FUNDS (Cost $174,312,773)		174,312,773
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,442,196,633)	4,247,429,885
NET OTHER ASSETS - (3.6)%	(147,404,707)
NET ASSETS - 100%	$ 4,100,025,178
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,005,053 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,249
Fidelity Securities Lending Cash Central Fund	2,169,465
Total	$ 2,199,714
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Canada Class A	$ -	$ 8,833,201	$ -	$ -	$ 15,430,033
Grande Cache Coal Corp.	-	34,138,713	-	-	39,441,055
Total	$ -	$ 42,971,914	$ -	$ -	$ 54,871,088
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $260,471,096 of which $109,546,724 and $150,924,372 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $133,982,036) - See accompanying schedule: Unaffiliated issuers (cost $3,224,911,945)	$ 4,018,246,024
Fidelity Central Funds (cost $174,312,773)	174,312,773
Other affiliated issuers (cost $42,971,915)	54,871,088
Total Investments (cost $3,442,196,633)		$ 4,247,429,885
Foreign currency held at value (cost $1,789,199)		1,785,883
Receivable for investments sold		58,435,683
Receivable for fund shares sold		11,328,502
Dividends receivable		4,587,434
Distributions receivable from Fidelity Central Funds		394,698
Prepaid expenses		5,352
Other receivables		997,141
Total assets		4,324,964,578

Liabilities
Payable for investments purchased	$ 75,188,848
Payable for fund shares redeemed	2,685,246
Accrued management fee	2,256,001
Distribution fees payable	81,841
Other affiliated payables	894,852
Other payables and accrued expenses	95,164
Collateral on securities loaned, at value	143,737,448
Total liabilities		224,939,400

Net Assets		$ 4,100,025,178
Net Assets consist of:
Paid in capital		$ 3,644,005,516
Undistributed net investment income		12,561,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(361,679,262)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		805,137,722
Net Assets		$ 4,100,025,178

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,584,856 ÷ 2,611,681 shares)	$ 51.91

Maximum offering price per share (100/94.25 of $51.91)	$ 55.08
Class T: Net Asset Value and redemption price per share ($25,418,752 ÷ 490,527 shares)	$ 51.82

Maximum offering price per share (100/96.50 of $51.82)	$ 53.70
Class B: Net Asset Value and offering price per share ($10,975,158 ÷ 213,683 shares)A	$ 51.36

Class C: Net Asset Value and offering price per share ($44,178,407 ÷ 862,831 shares)A	$ 51.20

Canada: Net Asset Value, offering price and redemption price per share ($3,852,512,398 ÷ 73,861,562 shares)	$ 52.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,355,607 ÷ 602,505 shares)	$ 52.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 40,931,360
Interest		328
Income from Fidelity Central Funds (including $2,169,465 from security lending)		2,199,714
		43,131,402
Less foreign taxes withheld		(6,204,487)
Total income		36,926,915

Expenses
Management fee Basic fee	$ 13,110,103
Performance adjustment	(961,283)
Transfer agent fees	4,510,056
Distribution fees	395,653
Accounting and security lending fees	761,208
Custodian fees and expenses	156,844
Independent trustees' compensation	9,971
Registration fees	129,394
Audit	37,054
Legal	9,878
Interest	163
Miscellaneous	28,081
Total expenses before reductions	18,187,122
Expense reductions	(1,731,651)	16,455,471
Net investment income (loss)		20,471,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,748,678)
Foreign currency transactions	39,979
Capital gain distributions from Fidelity Central Funds	1,133
Total net realized gain (loss)		(20,707,566)
Change in net unrealized appreciation (depreciation) on: Investment securities	608,678,085
Assets and liabilities in foreign currencies	219,325
Total change in net unrealized appreciation (depreciation)		608,897,410
Net gain (loss)		588,189,844
Net increase (decrease) in net assets resulting from operations		$ 608,661,288

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,471,444	$ 34,444,185
Net realized gain (loss)	(20,707,566)	(171,178,890)
Change in net unrealized appreciation (depreciation)	608,897,410	537,944,481
Net increase (decrease) in net assets resulting from operations	608,661,288	401,209,776
Distributions to shareholders from net investment income	(34,208,293)	(10,179,804)
Share transactions - net increase (decrease)	224,691,651	30,108,212
Redemption fees	260,273	779,120
Total increase (decrease) in net assets	799,404,919	421,917,304

Net Assets
Beginning of period	3,300,620,259	2,878,702,955
End of period (including undistributed net investment income of $12,561,202 and undistributed net investment income of $26,298,051, respectively)	$ 4,100,025,178	$ 3,300,620,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.21	.38	.39	.19
Net realized and unrealized gain (loss)	7.85	5.72	(28.71)	15.96
Total from investment operations	8.06	6.10	(28.32)	16.15
Distributions from net investment income	(.39)	(.07)	(.41)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.91	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	18.29%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.24% A	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.14% A	1.39%	1.31%	1.22% A
Net investment income (loss)	.85% A	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,585	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.14	.27	.23	.09
Net realized and unrealized gain (loss)	7.83	5.73	(28.66)	15.99
Total from investment operations	7.97	6.00	(28.43)	16.08
Distributions from net investment income	(.26)	-	(.33)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.82	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	18.12%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.53% A	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.44% A	1.67%	1.60%	1.47% A
Net investment income (loss)	.55% A	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,419	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.01	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	7.76	5.68	(28.54)	15.93
Total from investment operations	7.77	5.76	(28.60)	15.87
Distributions from net investment income	(.09)	-	(.14)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.36	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	17.81%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	2.03% A	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.93% A	2.16%	2.10%	1.99% A
Net investment income (loss)	.06% A	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,975	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	7.74	5.66	(28.52)	15.94
Total from investment operations	7.76	5.75	(28.57)	15.90
Distributions from net investment income	(.16)	-	(.27)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.20	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	17.84%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	2.00% A	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.91% A	2.15%	2.10%	1.97% A
Net investment income (loss)	.08% A	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,178	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87
Income from Investment Operations
Net investment income (loss) D	.28	.48	.58	.52	.34	.20
Net realized and unrealized gain (loss)	7.89	5.74	(28.83)	21.62	10.15	7.12
Total from investment operations	8.17	6.22	(28.25)	22.14	10.49	7.32
Distributions from net investment income	(.47)	(.14)	(.40)	(.36)	(.16)	(.08)
Distributions from net realized gain	-	-	(3.27)	(1.03)	(.01)	-
Total distributions	(.47)	(.14)	(3.67)	(1.39)	(.17)	(.08)
Redemption fees added to paid in capital D	- H	.01	.04	.02	.02	.03
Net asset value, end of period	$ 52.16	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14
Total Return B, C	18.47%	16.40%	(42.06)%	46.03%	26.93%	23.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	1.17%	1.03%	.96%	1.00%	1.08%
Expenses net of fee waivers, if any	.96% A	1.17%	1.03%	.96%	1.00%	1.08%
Expenses net of all reductions	.86% A	1.13%	1.00%	.94%	.97%	1.04%
Net investment income (loss)	1.13% A	1.24%	1.00%	.94%	.74%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,852,512	$ 3,149,791	$ 2,776,298	$ 4,890,617	$ 3,136,927	$ 1,722,516
Portfolio turnover rate F	142% A	123%	63%	42%	50%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.49	.52	.25
Net realized and unrealized gain (loss)	7.87	5.72	(28.78)	15.99
Total from investment operations	8.14	6.21	(28.26)	16.24
Distributions from net investment income	(.49)	(.14)	(.45)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.04	.01
Net asset value, end of period	$ 52.04	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	18.43%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.98% A	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.98% A	1.17%	1.11%	1.01% A
Expenses net of all reductions	.89% A	1.14%	1.08%	.99% A
Net investment income (loss)	1.10% A	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,356	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 839,491,060
Gross unrealized depreciation	(58,984,959)
Net unrealized appreciation (depreciation)	$ 780,506,101

Tax cost	$ 3,466,923,784

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Fidelity Canada Fund
Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,817,956,111 and $2,554,424,080, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 131,050	$ 8,760
Class T	.25%	.25%	53,282	375
Class B	.75%	.25%	44,728	33,631
Class C	.75%	.25%	166,593	77,883
			$ 395,653	$ 120,649

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 78,062
Class T	10,469
Class B*	10,502
Class C*	2,554
$ 101,587

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 142,517.27
Class T	33,818.32
Class B	14,186.32
Class C	48,975.29
Canada	4,238,995.24
Institutional Class	31,565.27
	$ 4,510,056

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,089,000.38%		$ 163

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,245 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,731,626 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

Semiannual Report

Fidelity Canada Fund
Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 756,039	$ 107,700
Class T	106,904	-
Class B	15,600	-
Class C	97,752	-
Canada	33,027,962	10,039,164
Institutional Class	204,036	32,940
Total	$ 34,208,293	$ 10,179,804

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	1,002,717	894,135	$ 49,962,166	$ 37,345,647
Reinvestment of distributions	14,622	3,241	696,013	102,525
Shares redeemed	(281,968)	(493,476)	(13,696,225)	(17,901,706)
Net increase (decrease)	735,371	403,900	$ 36,961,954	$ 19,546,466
Class T
Shares sold	122,936	153,535	$ 6,072,109	$ 6,072,136
Reinvestment of distributions	2,182	-	103,790	-
Shares redeemed	(36,471)	(144,414)	(1,787,324)	(5,034,459)
Net increase (decrease)	88,647	9,121	$ 4,388,575	$ 1,037,677
Class B
Shares sold	66,712	68,778	$ 3,271,875	$ 2,732,178
Reinvestment of distributions	263	-	12,424	-
Shares redeemed	(20,050)	(50,130)	(974,953)	(1,849,231)
Net increase (decrease)	46,925	18,648	$ 2,309,346	$ 882,947
Class C
Shares sold	351,634	311,799	$ 17,188,178	$ 13,003,041
Reinvestment of distributions	1,580	-	74,410	-
Shares redeemed	(60,287)	(183,651)	(2,904,238)	(6,643,635)
Net increase (decrease)	292,927	128,148	$ 14,358,350	$ 6,359,406
Canada
Shares sold	10,717,087	19,139,057	$ 534,073,915	$ 774,158,834
Reinvestment of distributions	659,119	306,492	31,486,105	9,628,844
Shares redeemed	(8,357,672)	(20,957,211)	(408,704,580)	(789,350,714)
Net increase (decrease)	3,018,534	(1,511,662)	$ 156,855,440	$ (5,563,036)
Institutional Class
Shares sold	253,528	280,690	$ 12,524,882	$ 11,718,786
Reinvestment of distributions	2,830	737	134,893	23,131
Shares redeemed	(58,383)	(108,451)	(2,841,789)	(3,897,165)
Net increase (decrease)	197,975	172,976	$ 9,817,986	$ 7,844,752

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.38%
Actual		$ 1,000.00	$ 1,045.60	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class T	1.66%
Actual		$ 1,000.00	$ 1,044.50	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.16%
Actual		$ 1,000.00	$ 1,041.60	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Class C	2.15%
Actual		$ 1,000.00	$ 1,041.60	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
China Region	1.07%
Actual		$ 1,000.00	$ 1,047.70	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,047.20	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
China	37.2%
Hong Kong	28.0%
Taiwan	18.7%
Cayman Islands	9.1%
Bermuda	5.2%
United States of America	1.2%
Canada	0.2%
Japan	0.2%
British Virgin Islands	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
China	34.2%
Hong Kong	32.5%
Taiwan	22.3%
Cayman Islands	6.5%
Australia	1.4%
United States of America	1.2%
Bermuda	1.1%
United Kingdom	0.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.8
Short-Term Investments and Net Other Assets	0.9	1.2
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.9	3.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.8	3.0
Tencent Holdings Ltd. (Internet Software & Services)	3.7	3.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	3.5	2.7
China Life Insurance Co. Ltd. (H Shares) (Insurance)	3.4	3.1
Bank of China Ltd. (H Shares) (Commercial Banks)	3.3	4.2
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3.2	2.0
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	2.7	3.2
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	2.7	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2.5	2.2
	32.7
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.6	41.0
Information Technology	20.1	16.6
Industrials	9.9	9.2
Consumer Discretionary	8.9	11.2
Energy	8.2	6.7
Telecommunication Services	4.2	3.9
Consumer Staples	4.1	1.4
Materials	3.6	8.0
Health Care	1.6	0.5
Utilities	0.9	0.3

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.5%
Minth Group Ltd.	7,354,000	$ 10,348,779
Automobiles - 1.1%
Denway Motors Ltd.	8,880,000	5,215,322
Dongfeng Motor Group Co. Ltd. (H Shares)	12,386,000	17,591,081
		22,806,403
Distributors - 2.3%
Li & Fung Ltd.	10,120,000	48,787,662
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR (a)	573,700	20,951,524
Household Durables - 0.5%
Techtronic Industries Co. Ltd.	10,836,000	11,259,915
Multiline Retail - 1.4%
Far East Department Stores Co. Ltd.	9,308,820	8,312,322
Golden Eagle Retail Group Ltd. (H Shares)	3,794,000	7,308,330
Maoye International Holdings Ltd.	35,968,000	12,869,856
		28,490,508
Specialty Retail - 0.5%
Chow Sang Sang Holdings International Ltd.	2,500,000	4,277,010
Huiyin Household Appliances Holdings Co. Ltd.	15,664,000	5,385,320
		9,662,330
Textiles, Apparel & Luxury Goods - 1.6%
Bosideng International Holdings Ltd.	8,916,000	2,465,657
Li Ning Co. Ltd.	1,277,500	4,902,982
Texwinca Holdings Ltd.	13,888,000	14,835,510
Trinity Ltd.	4,038,000	2,835,101
Weiqiao Textile Co. Ltd. (H Shares)	10,603,500	7,819,446
		32,858,696
TOTAL CONSUMER DISCRETIONARY		185,165,817
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.9%
Dairy Farm International Holdings Ltd.	2,642,400	18,161,241
Food Products - 2.3%
Asian Citrus Holdings Ltd.	7,184,000	5,520,373
China Agri-Industries Holding Ltd.	11,813,000	15,476,639
China Mengniu Dairy Co. Ltd.	4,228,000	12,683,205
Tingyi (Cayman Island) Holding Corp.	4,246,000	10,548,054
Want Want China Holdings Ltd.	5,577,000	4,186,895
		48,415,166
Personal Products - 0.9%
Hengan International Group Co. Ltd.	2,313,000	17,756,622
TOTAL CONSUMER STAPLES		84,333,029

	Shares	Value
ENERGY - 8.2%
Energy Equipment & Services - 0.7%
China Oilfield Services Ltd. (H Shares)	9,952,000	$ 13,877,979
Oil, Gas & Consumable Fuels - 7.5%
China Coal Energy Co. Ltd. (H Shares)	6,474,000	9,769,237
China Petroleum & Chemical Corp. (H Shares)	27,174,000	21,787,946
China Shenhua Energy Co. Ltd. (H Shares)	950,500	4,078,683
CNOOC Ltd.	37,343,000	65,684,858
CNPC (Hong Kong) Ltd.	8,780,000	11,636,669
PetroChina Co. Ltd. (H Shares)	34,270,000	39,463,868
SouthGobi Energy Resources Ltd.	351,000	4,653,320
		157,074,581
TOTAL ENERGY		170,952,560
FINANCIALS - 37.6%
Capital Markets - 1.3%
China Pacific Insurance (Group) Co., Ltd. (UBS Warrant Programme) warrants 2/25/13 (a)	1,436,200	5,287,452
Yuanta Financial Holding Co. Ltd.	36,269,000	21,634,081
		26,921,533
Commercial Banks - 16.1%
Bank of China Ltd. (H Shares)	131,247,000	67,563,573
BOC Hong Kong (Holdings) Ltd.	21,210,500	50,762,286
China Citic Bank Corp. Ltd. Class H	9,945,000	6,537,519
China Construction Bank Corp. (H Shares)	98,695,000	80,146,993
China Merchants Bank Co. Ltd. (H Shares)	13,142,464	32,218,050
China Pacific Insurance (Group) Co., Ltd. (BNP Paribas Warrant Program) warrants 4/1/15 (a)	683,900	2,517,817
Chinatrust Financial Holding Co. Ltd.	16,483,601	9,313,203
E.Sun Financial Holdings Co. Ltd.	10,958,410	4,873,875
Industrial & Commercial Bank of China Ltd. (H Shares)	100,633,000	73,345,638
Mega Financial Holding Co. Ltd.	11,921,000	6,964,915
		334,243,869
Diversified Financial Services - 3.7%
China Everbright Ltd.	3,710,000	9,148,737
Fubon Financial Holding Co. Ltd. (a)	10,810,000	13,183,724
Hong Kong Exchanges and Clearing Ltd.	3,398,100	55,530,329
		77,862,790
Insurance - 6.2%
Cathay Financial Holding Co. Ltd. (a)	15,648,000	25,047,815
China Insurance International Holdings Co. Ltd. (a)	954,600	3,159,395
China Life Insurance Co. Ltd. (H Shares)	15,738,000	70,915,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
PICC Property & Casualty Co. Ltd. (H Shares) (a)	6,598,000	$ 6,255,734
Ping An Insurance Group Co. China Ltd. (H Shares)	2,803,000	23,995,904
		129,374,278
Real Estate Management & Development - 10.3%
Cheung Kong Holdings Ltd.	2,602,000	32,087,272
China Overseas Land & Investment Ltd.	5,487,920	10,656,103
China Resources Land Ltd.	3,970,000	7,264,396
E-House China Holdings Ltd. ADR sponsored ADR (d)	249,600	4,195,776
Farglory Land Development Co. Ltd.	1,996,000	4,238,530
Hang Lung Properties Ltd.	6,089,000	21,903,676
Henderson Land Development Co. Ltd.	3,041,000	19,166,920
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	608,200	346,207
Kerry Properties Ltd.	3,378,000	15,582,382
Midland Holdings Ltd.	3,800,000	3,486,665
New World Development Co. Ltd.	10,820,000	19,191,421
Poly (Hong Kong) Investments Ltd.	9,553,000	9,407,883
Shimao Property Holdings Ltd.	9,643,500	14,758,240
Sino-Ocean Land Holdings Ltd.	5,760,866	4,416,572
Sun Hung Kai Properties Ltd.	3,239,000	44,905,360
Wharf Holdings Ltd.	391,000	2,114,636
		213,722,039
TOTAL FINANCIALS		782,124,509
HEALTH CARE - 1.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co. Ltd. (H Shares)	2,310,400	10,413,127
Pharmaceuticals - 1.1%
China Shineway Pharmaceutical Group Ltd.	7,137,000	21,787,390
The United Laboratories International Holdings Ltd.	1,038,000	1,192,608
		22,979,998
TOTAL HEALTH CARE		33,393,125
INDUSTRIALS - 9.9%
Airlines - 1.7%
Air China Ltd. (H Shares) (a)	17,114,000	18,910,956
Cathay Pacific Airways Ltd.	4,865,000	10,133,859
China Eastern Airlines Corp. Ltd. (a)	3,916,000	2,197,573
China Southern Airlines Ltd. (H Shares) (a)	6,228,000	3,188,131
		34,430,519
Electrical Equipment - 0.8%
China High Speed Transmission Equipment Group Co. Ltd.	1,554,000	3,682,824

	Shares	Value
Dongfang Electric Corp. Ltd.	1,758,200	$ 11,400,183
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	719,000	1,517,998
		16,601,005
Industrial Conglomerates - 2.7%
Far Eastern Textile Ltd.	18,140,420	19,691,076
Hutchison Whampoa Ltd.	3,232,000	22,181,412
Shanghai Industrial Holdings Ltd.	3,149,000	13,605,118
		55,477,606
Machinery - 1.5%
China International Marine Containers Co. Ltd. (B Shares)	8,527,499	10,779,490
Haitian International Holdings Ltd.	13,123,000	11,111,596
Sinotruk Hong Kong Ltd.	602,000	582,869
Weichai Power Co. Ltd. (H Shares)	1,127,000	9,215,776
		31,689,731
Marine - 1.8%
China Cosco Holdings Co. Ltd. (H Shares)	12,502,000	15,921,402
Orient Overseas International Ltd.	1,174,000	8,928,730
Shun Tak Holdings Ltd.	20,066,000	11,718,171
		36,568,303
Transportation Infrastructure - 1.4%
China Merchant Holdings International Co. Ltd.	1,984,000	6,891,996
Cosco Pacific Ltd.	5,202,000	7,014,094
Zhejiang Expressway Co. Ltd. (H Shares)	17,218,000	16,060,912
		29,967,002
TOTAL INDUSTRIALS		204,734,166
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.9%
Vtech Holdings Ltd.	2,274,000	25,422,218
ZTE Corp. (H Shares) (d)	4,088,130	14,644,781
		40,066,999
Computers & Peripherals - 0.5%
Acer, Inc.	3,681,810	10,044,332
Electronic Equipment & Components - 9.9%
AU Optronics Corp.	7,798,090	8,988,566
BYD Co. Ltd. (H Shares) (a)(d)	1,893,800	16,814,953
Coretronic Corp.	11,337,000	17,195,625
Delta Electronics, Inc.	1,524,000	5,053,780
HLS Systems International Ltd. (a)	285,600	2,961,672
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,716,225	78,507,357
Kingboard Chemical Holdings Ltd.	3,216,500	17,244,088
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	321,650	527,746
Kingboard Laminates Holdings Ltd.	18,930,000	20,111,148
Nan Ya Printed Circuit Board Corp.	564,000	2,354,293
Tripod Technology Corp.	2,571,820	8,839,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Unimicron Technology Corp.	13,437,000	$ 20,196,070
WPG Holding Co. Ltd.	2,895,000	5,944,789
		204,739,893
Internet Software & Services - 4.3%
G-Resources Group Ltd. (a)	50,256,000	3,084,946
Sina Corp. (a)	125,000	4,587,500
Sohu.com, Inc. (a)(d)	114,600	5,517,990
Tencent Holdings Ltd.	3,729,200	77,119,847
		90,310,283
Semiconductors & Semiconductor Equipment - 3.5%
MediaTek, Inc.	1,264,262	21,415,420
Taiwan Semiconductor Manufacturing Co. Ltd.	26,185,796	51,269,494
		72,684,914
TOTAL INFORMATION TECHNOLOGY		417,846,421
MATERIALS - 3.6%
Chemicals - 2.0%
Formosa Plastics Corp.	6,545,250	14,547,247
Huabao International Holdings Ltd.	2,570,000	2,970,298
Nan Ya Plastics Corp.	4,958,000	10,399,180
Taiwan Fertilizer Co. Ltd.	3,362,000	10,702,575
Yingde Gases Group Co. Ltd.	2,644,000	2,911,155
		41,530,455
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd. (H Shares)	1,492,000	4,764,028
Metals & Mining - 0.9%
Hidili Industry International Development Ltd. (a)	6,454,000	7,034,363
Xingda International Holdings Ltd.	12,842,000	8,654,921
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,690,000	3,249,665
		18,938,949
Paper & Forest Products - 0.5%
China Forestry Holdings Co. Ltd.	2,246,000	957,389
Nine Dragons Paper (Holdings) Ltd.	5,064,000	8,542,357
		9,499,746
TOTAL MATERIALS		74,733,178
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.7%
China Unicom (Hong Kong) Ltd.	5,048,000	6,287,668
O-Net Communications Group Ltd. (a)	16,857,000	8,682,521
		14,970,189

	Shares	Value
Wireless Telecommunication Services - 3.5%
China Mobile (Hong Kong) Ltd.	5,765,000	$ 56,433,490
SOFTBANK CORP.	185,300	4,144,428
Taiwan Mobile Co. Ltd.	6,038,000	11,559,550
		72,137,468
TOTAL TELECOMMUNICATION SERVICES		87,107,657
UTILITIES - 0.9%
Gas Utilities - 0.2%
Xinao Gas Holdings Ltd.	1,514,000	4,569,103
Independent Power Producers & Energy Traders - 0.7%
China Longyuan Power Group Corp. (H Shares)	3,947,000	4,136,059
China Resources Power Holdings Co. Ltd.	4,606,600	9,338,799
		13,474,858
TOTAL UTILITIES		18,043,961
TOTAL COMMON STOCKS (Cost $1,680,656,954)		2,058,434,423
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.21% (b)	16,790,381	16,790,381
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	18,881,950	18,881,950
TOTAL MONEY MARKET FUNDS (Cost $35,672,331)		35,672,331
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,716,329,285)	2,094,106,754
NET OTHER ASSETS - (0.8)%	(16,055,185)
NET ASSETS - 100%	$ 2,078,051,569
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,721
Fidelity Securities Lending Cash Central Fund	290,613
Total	$ 317,334
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 185,165,817	$ 20,951,524	$ 158,998,971	$ 5,215,322
Consumer Staples	84,333,029	-	84,333,029	-
Energy	170,952,560	-	170,952,560	-
Financials	782,124,509	4,195,776	777,928,733	-
Health Care	33,393,125	-	33,393,125	-
Industrials	204,734,166	-	204,734,166	-
Information Technology	417,846,421	13,067,162	404,779,259	-
Materials	74,733,178	-	74,733,178	-
Telecommunication Services	87,107,657	-	87,107,657	-
Utilities	18,043,961	-	18,043,961	-
Money Market Funds	35,672,331	35,672,331	-	-
Total Investments in Securities:	$ 2,094,106,754	$ 73,886,793	$ 2,015,004,639	$ 5,215,322
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(208,443)
Total Unrealized Gain (Loss)	352,263
Cost of Purchases	7,767,849
Proceeds of Sales	(2,696,347)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,215,322
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 352,263

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $183,638,930 of which $148,402,224 and $35,236,706 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,985,066) - See accompanying schedule: Unaffiliated issuers (cost $1,680,656,954)	$ 2,058,434,423
Fidelity Central Funds (cost $35,672,331)	35,672,331
Total Investments (cost $1,716,329,285)		$ 2,094,106,754
Foreign currency held at value (cost $2,008,807)		2,009,296
Receivable for investments sold		10,052,057
Receivable for fund shares sold		3,520,587
Dividends receivable		6,179,020
Distributions receivable from Fidelity Central Funds		38,020
Prepaid expenses		3,071
Other receivables		404,606
Total assets		2,116,313,411

Liabilities
Payable for investments purchased	$ 8,638,140
Payable for fund shares redeemed	8,549,131
Accrued management fee	1,294,819
Distribution fees payable	11,107
Other affiliated payables	523,402
Other payables and accrued expenses	363,293
Collateral on securities loaned, at value	18,881,950
Total liabilities		38,261,842

Net Assets		$ 2,078,051,569
Net Assets consist of:
Paid in capital		$ 1,869,955,074
Accumulated net investment loss		(2,672,767)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(167,003,998)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		377,773,260
Net Assets		$ 2,078,051,569

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,708,418 ÷ 499,996 shares)	$ 27.42

Maximum offering price per share (100/94.25 of $27.42)	$ 29.09
Class T: Net Asset Value and redemption price per share ($4,853,036 ÷ 177,532 shares)	$ 27.34

Maximum offering price per share (100/96.50 of $27.34)	$ 28.33
Class B: Net Asset Value and offering price per share ($2,393,435 ÷ 88,036 shares)A	$ 27.19

Class C: Net Asset Value and offering price per share ($4,792,063 ÷ 176,511 shares)A	$ 27.15

China Region: Net Asset Value, offering price and redemption price per share ($2,050,846,403 ÷ 74,453,067 shares)	$ 27.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,458,214 ÷ 52,969 shares)	$ 27.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 9,218,577
Interest		401
Income from Fidelity Central Funds		317,334
		9,536,312
Less foreign taxes withheld		(282,662)
Total income		9,253,650

Expenses
Management fee	$ 8,184,439
Transfer agent fees	2,753,591
Distribution fees	62,991
Accounting and security lending fees	509,010
Custodian fees and expenses	673,725
Independent trustees' compensation	6,347
Registration fees	153,232
Audit	34,407
Legal	5,559
Interest	1,807
Miscellaneous	16,121
Total expenses before reductions	12,401,229
Expense reductions	(597,676)	11,803,553
Net investment income (loss)		(2,549,903)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,629,303
Foreign currency transactions	(70,754)
Capital gain distributions from Fidelity Central Funds	1,892
Total net realized gain (loss)		29,560,441
Change in net unrealized appreciation (depreciation) on: Investment securities	66,394,313
Assets and liabilities in foreign currencies	(4,132)
Total change in net unrealized appreciation (depreciation)		66,390,181
Net gain (loss)		95,950,622
Net increase (decrease) in net assets resulting from operations		$ 93,400,719

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,549,903)	$ 19,321,348
Net realized gain (loss)	29,560,441	(37,545,495)
Change in net unrealized appreciation (depreciation)	66,390,181	584,945,489
Net increase (decrease) in net assets resulting from operations	93,400,719	566,721,342
Distributions to shareholders from net investment income	(17,788,313)	(7,631,813)
Distributions to shareholders from net realized gain	(5,540,851)	-
Total distributions	(23,329,164)	(7,631,813)
Share transactions - net increase (decrease)	(153,361,102)	858,935,262
Redemption fees	814,471	1,318,632
Total increase (decrease) in net assets	(82,475,076)	1,419,343,423

Net Assets
Beginning of period	2,160,526,645	741,183,222
End of period (including accumulated net investment loss of $2,672,767 and undistributed net investment income of $17,665,449, respectively)	$ 2,078,051,569	$ 2,160,526,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.07)	.30	.28
Net realized and unrealized gain (loss)	1.28	9.63	(12.91)
Total from investment operations	1.21	9.93	(12.63)
Distributions from net investment income	(.20)	(.16)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.27) J	(.16)	-
Redemption fees added to paid in capital E	.01	.03	.02
Net asset value, end of period	$ 27.42	$ 26.47	$ 16.67
Total Return B, C, D	4.56%	60.41%	(43.07)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.39%	1.44% A
Expenses net of fee waivers, if any	1.38% A	1.39%	1.44% A
Expenses net of all reductions	1.33% A	1.31%	1.30% A
Net investment income (loss)	(.53)% A	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,708	$ 11,842	$ 340
Portfolio turnover rate G	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.266 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.065 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.11)	.23	.26
Net realized and unrealized gain (loss)	1.28	9.64	(12.91)
Total from investment operations	1.17	9.87	(12.65)
Distributions from net investment income	(.18)	(.14)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.24) J	(.14)	-
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 27.34	$ 26.40	$ 16.65
Total Return B, C, D	4.45%	59.92%	(43.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.66%	1.68% A
Expenses net of fee waivers, if any	1.66% A	1.66%	1.68% A
Expenses net of all reductions	1.61% A	1.58%	1.53% A
Net investment income (loss)	(.80)% A	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,853	$ 3,139	$ 107
Portfolio turnover rate G	56%A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.242 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss)E	(.18)	.12	.20
Net realized and unrealized gain (loss)	1.27	9.63	(12.89)
Total from investment operations	1.09	9.75	(12.69)
Distributions from net investment income	(.12)	(.10)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.19)J	(.10)	-
Redemption fees added to paid in capitalE	.01	.02	.02
Net asset value, end of period	$ 27.19	$ 26.28	$ 16.61
Total ReturnB,C,D	4.16%	59.16%	(43.27)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.16%A	2.15%	2.17%A
Expenses net of fee waivers, if any	2.16%A	2.15%	2.17%A
Expenses net of all reductions	2.10%A	2.06%	2.02%A
Net investment income (loss)	(1.30)%A	.51%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,393	$ 1,915	$ 155
Portfolio turnover rateG	56%A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.189 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.065 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18)	.12	.20
Net realized and unrealized gain (loss)	1.27	9.62	(12.89)
Total from investment operations	1.09	9.74	(12.69)
Distributions from net investment income	(.13)	(.12)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.20) J	(.12)	-
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 27.15	$ 26.25	$ 16.61
Total Return B, C, D	4.16%	59.18%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.15%	2.13% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.13% A
Expenses net of all reductions	2.10% A	2.07%	1.98% A
Net investment income (loss)	(1.30)% A	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,792	$ 3,806	$ 233
Portfolio turnover rate G	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.198 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88
Income from Investment Operations
Net investment income (loss) D	(.03)	.33	.39	.46	.42	.36
Net realized and unrealized gain (loss)	1.29	9.68	(20.42)	18.58	4.99	1.75
Total from investment operations	1.26	10.01	(20.03)	19.04	5.41	2.11
Distributions from net investment income	(.21)	(.17)	(.32)	(.29)	(.22)	(.26)
Distributions from net realized gain	(.07)	-	(4.53)	(.20)	-	-
Total distributions	(.27) H	(.17)	(4.85)	(.49)	(.22)	(.26)
Redemption fees added to paid in capital D	.01	.02	.05	.03	.01	.01
Net asset value, end of period	$ 27.55	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74
Total Return B, C	4.77%	60.77%	(53.75)%	84.73%	30.83%	13.44%
Ratios to Average Net Assets E, G
Expenses before reductions	1.07% A	1.12%	1.11%	1.08%	1.14%	1.16%
Expenses net of fee waivers, if any	1.07% A	1.12%	1.11%	1.08%	1.14%	1.16%
Expenses net of all reductions	1.02% A	1.03%	.96%	.92%	1.08%	1.12%
Net investment income (loss)	(.21)% A	1.54%	1.45%	1.64%	1.99%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,050,846	$ 2,138,141	$ 740,289	$ 2,044,527	$ 734,793	$ 396,905
Portfolio turnover rate F	56% A	88%	133%	173%	36%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.274 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.04)	.37	.34
Net realized and unrealized gain (loss)	1.29	9.64	(12.94)
Total from investment operations	1.25	10.01	(12.60)
Distributions from net investment income	(.22)	(.18)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.28) I	(.18)	-
Redemption fees added to paid in capital D	.01	.02	.02
Net asset value, end of period	$ 27.53	$ 26.55	$ 16.70
Total Return B, C	4.72%	60.78%	(42.96)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.08%	1.05% A
Expenses net of fee waivers, if any	1.12% A	1.08%	1.05% A
Expenses net of all reductions	1.07% A	1.00%	.91% A
Net investment income (loss)	(.27)% A	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,458	$ 1,684	$ 60
Portfolio turnover rate F	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.281 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, China Region and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity China Region Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 446,289,388
Gross unrealized depreciation	(77,221,833)
Net unrealized appreciation (depreciation)	$ 369,067,555
Tax cost	$ 1,725,039,199

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $614,231,346 and $786,340,558, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 17,154	$ 576
Class T	.25%	.25%	10,916	94
Class B	.75%	.25%	11,292	8,492
Class C	.75%	.25%	23,629	13,450
			$ 62,991	$ 22,612

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,211
Class T	2,793
Class B*	840
Class C*	1,527
$ 22,371

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,681.30
Class T	7,163.33
Class B	3,691.33
Class C	7,628.32
China Region	2,711,984.24
Institutional Class	2,444.29
	$ 2,753,591

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Fidelity China Region Fund
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $191 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,649,500.43%		$ 1,807

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,632 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $290,613.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $597,676 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 99,129	$ 4,014
Class T	24,223	973
Class B	9,817	969
Class C	22,748	1,793
China Region	17,620,183	7,623,415
Institutional Class	12,213	649
Total	$ 17,788,313	$ 7,631,813
From net realized gain
Class A	$ 32,057	$ -
Class T	8,895	-
Class B	5,146	-
Class C	11,118	-
China Region	5,479,960	-
Institutional Class	3,675	-
Total	$ 5,540,851	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	216,471	476,918	$ 5,967,767	$ 10,951,377
Reinvestment of distributions	4,199	220	118,611	3,532
Shares redeemed	(168,113)	(50,111)	(4,455,155)	(1,196,308)
Net increase (decrease)	52,557	427,027	$ 1,631,223	$ 9,758,601
Class T
Shares sold	88,285	124,214	$ 2,428,688	$ 2,764,790
Reinvestment of distributions	1,158	61	32,661	973
Shares redeemed	(30,812)	(11,807)	(836,266)	(289,925)
Net increase (decrease)	58,631	112,468	$ 1,625,083	$ 2,475,838
Class B
Shares sold	29,221	76,310	$ 797,422	$ 1,715,391
Reinvestment of distributions	486	60	13,648	969
Shares redeemed	(14,536)	(12,815)	(376,009)	(303,220)
Net increase (decrease)	15,171	63,555	$ 435,061	$ 1,413,140
Class C
Shares sold	82,957	162,651	$ 2,271,865	$ 3,650,852
Reinvestment of distributions	1,162	112	32,596	1,793
Shares redeemed	(52,636)	(31,751)	(1,384,616)	(779,443)
Net increase (decrease)	31,483	131,012	$ 919,845	$ 2,873,202
China Region
Shares sold	20,982,585	54,595,118	$ 582,063,202	$ 1,249,255,109
Reinvestment of distributions	782,007	454,390	22,169,887	7,297,501
Shares redeemed	(27,832,520)	(18,885,174)	(761,904,783)	(415,361,909)
Net increase (decrease)	(6,067,928)	36,164,334	$ (157,671,694)	$ 841,190,701
Institutional Class
Shares sold	26,870	72,363	$ 733,759	$ 1,546,935
Reinvestment of distributions	500	40	14,160	649
Shares redeemed	(37,813)	(12,559)	(1,048,539)	(323,804)
Net increase (decrease)	(10,443)	59,844	$ (300,620)	$ 1,223,780

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Emerging Markets	1.14%
Actual		$ 1,000.00	$ 1,137.30	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class K	.90%
Actual		$ 1,000.00	$ 1,138.40	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Brazil	14.0%
Korea (South)	12.0%
Russia	8.5%
China	7.9%
South Africa	7.5%
Taiwan	6.8%
India	6.7%
Indonesia	4.4%
Hong Kong	4.0%
Other	28.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Brazil	16.9%
Korea (South)	10.5%
China	10.1%
Russia	8.8%
Taiwan	7.7%
India	7.2%
South Africa	6.1%
Hong Kong	5.4%
Indonesia	4.7%
Other	22.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	99.2
Short-Term Investments and Net Other Assets	2.8	0.8
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	3.5	3.5
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.9	4.1
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	3.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.6	1.7
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.5	1.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.5	1.4
Banco Bradesco SA (PN) sponsored ADR (Brazil, Commercial Banks)	1.3	0.0
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	1.3	1.5
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.3	2.0
Hyundai Motor Co. (Korea (South), Automobiles)	1.3	1.0
	18.7
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	26.0
Materials	16.3	14.8
Information Technology	14.6	12.9
Energy	13.1	15.8
Consumer Discretionary	8.3	6.8
Telecommunication Services	7.5	9.2
Industrials	5.5	6.1
Consumer Staples	4.5	2.9
Utilities	2.8	2.6
Health Care	2.6	2.1

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	363,700	$ 10,183,600
Austria - 0.4%
Erste Bank AG	398,200	17,681,481
Bailiwick of Jersey - 0.5%
Heritage Oil PLC (a)	1,097,773	7,641,058
Randgold Resources Ltd. sponsored ADR (d)	199,700	16,822,728
TOTAL BAILIWICK OF JERSEY		24,463,786
Bermuda - 2.2%
Aquarius Platinum Ltd.:
(Australia) (d)	3,233,117	20,877,245
(United Kingdom)	731,222	4,804,033
CNPC (Hong Kong) Ltd.	19,100,000	25,314,394
Noble Group Ltd.	5,089,000	11,037,470
Orient Overseas International Ltd.	1,173,000	8,921,124
VimpelCom Ltd. ADR (a)	1,778,700	30,984,954
TOTAL BERMUDA		101,939,220
Brazil - 14.0%
Anhanguera Educacional Participacoes SA unit (a)	283,349	4,333,506
Banco Bradesco SA (PN) sponsored ADR (d)	3,354,900	62,468,238
Banco do Brasil SA	2,022,100	34,881,647
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	1,047,600	18,427,284
sponsored ADR (d)	952,300	13,608,367
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	9,515	153,667
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	2,361,396	44,040,035
Gerdau SA sponsored ADR (d)	2,092,300	34,313,720
Localiza Rent A Car SA	802,100	8,888,890
Net Servicos de Comunicacao SA sponsored ADR (a)	1,489,966	17,507,101
Odontoprev SA	138,400	4,543,123
OGX Petroleo e Gas Participacoes SA	3,165,900	31,659,911
OSX Brasil SA	17,600	6,025,490
PDG Realty S.A. Empreendimentos e Participacoes	1,727,400	15,704,088
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	2,464,500	46,469,499
(PN) sponsored ADR (non-vtg.)	2,316,500	87,888,010
(ON) sponsored ADR	435,500	18,478,265
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,698,293	25,236,634
TIM Participacoes SA sponsored ADR (non-vtg.)	543,200	14,117,768
Vale SA (PN-A) sponsored ADR	6,042,300	162,598,287
TOTAL BRAZIL		651,343,530

	Shares	Value
Canada - 1.5%
Eldorado Gold Corp. (a)	1,295,311	$ 19,884,719
First Quantum Minerals Ltd.	259,200	19,879,992
Niko Resources Ltd.	113,600	12,447,707
Sherritt International Corp.	801,200	6,228,577
Sino-Forest Corp. (a)	680,900	12,101,018
TOTAL CANADA		70,542,013
Cayman Islands - 2.6%
China Shanshui Cement Group Ltd.	8,975,000	4,571,094
Daphne International Holdings Ltd.	13,592,000	14,040,497
Eurasia Drilling Co. Ltd.:
GDR (e)	118,300	2,436,566
GDR (Reg. S)	882,200	18,227,042
Geely Automobile Holdings Ltd. (d)	36,025,000	15,358,469
Hidili Industry International Development Ltd. (a)	11,787,000	12,846,923
Ju Teng International Holdings Ltd.	4,906,000	4,540,875
Kingboard Chemical Holdings Ltd.	3,813,500	20,444,685
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	285,000	467,612
Mindray Medical International Ltd. sponsored ADR (d)	450,600	17,212,920
Trina Solar Ltd. ADR (a)(d)	330,100	8,539,687
Zhongsheng Group Holdings Ltd. Class H	1,602,500	2,195,641
TOTAL CAYMAN ISLANDS		120,882,011
Chile - 0.3%
Enersis SA sponsored ADR	687,100	13,666,419
China - 7.9%
Baidu.com, Inc. sponsored ADR (a)	27,000	18,611,100
China Mengniu Dairy Co. Ltd.	3,093,000	9,278,418
China Merchants Bank Co. Ltd. (H Shares)	17,184,805	42,127,633
China Pacific Insurance Group Co. Ltd. (H Shares)	2,158,000	8,883,941
China Shenhua Energy Co. Ltd. (H Shares)	8,636,000	37,057,874
China Yurun Food Group Ltd.	5,091,000	15,437,783
Digital China Holdings Ltd. (H Shares)	4,110,000	6,049,966
Golden Eagle Retail Group Ltd. (H Shares)	7,439,000	14,329,644
Harbin Power Equipment Co. Ltd. (H Shares)	5,580,000	4,366,052
Industrial & Commercial Bank of China Ltd. (H Shares)	102,789,000	74,917,023
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)(d)	14,504,000	7,608,380
Minth Group Ltd.	7,392,000	10,402,253
Ping An Insurance Group Co. China Ltd. (H Shares)	4,619,000	39,542,305
Sina Corp. (a)	191,900	7,042,730
Tencent Holdings Ltd.	1,984,600	41,041,523
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. (B Shares)	1,602,950	$ 13,646,608
ZTE Corp. (H Shares) (d)	4,855,620	17,394,137
TOTAL CHINA		367,737,370
Czech Republic - 1.0%
Ceske Energeticke Zavody AS	558,800	26,834,487
Komercni Banka AS	105,500	21,886,601
TOTAL CZECH REPUBLIC		48,721,088
Egypt - 0.7%
Commercial International Bank Ltd. sponsored GDR	2,502,487	34,304,851
Hong Kong - 4.0%
China Agri-Industries Holding Ltd.	10,185,000	13,343,737
China Mobile (Hong Kong) Ltd.	6,215,900	60,847,342
CNOOC Ltd.	30,008,000	52,782,884
CNOOC Ltd. sponsored ADR (d)	108,200	19,034,544
Shanghai Industrial Holdings Ltd.	4,471,000	19,316,762
Sino-Ocean Land Holdings Ltd.	14,572,500	11,172,018
Texwinca Holdings Ltd.	7,198,000	7,689,084
TOTAL HONG KONG		184,186,371
Hungary - 0.8%
OTP Bank Ltd. (a)	1,102,700	39,220,220
India - 6.7%
Bank of Baroda	1,175,968	18,119,427
Bharat Heavy Electricals Ltd.	479,788	26,812,596
Housing Development and Infrastructure Ltd. (a)	1,418,482	8,534,572
Housing Development Finance Corp. Ltd.	670,114	42,260,737
Infosys Technologies Ltd. sponsored ADR	928,700	55,610,556
ITC Ltd.	1,500	8,982
Jain Irrigation Systems Ltd.	920,448	22,558,742
JSW Steel Ltd.	1,090,044	29,881,506
Reliance Industries Ltd.	969,403	22,460,302
Rural Electrification Corp. Ltd. (a)	2,572,925	14,633,751
Tata Consultancy Services Ltd.	1,880,154	32,293,047
Tata Power Co. Ltd.	388,070	11,817,759
Tata Steel Ltd.	1,352,931	18,702,189
Ultratech Cement Ltd.	365,886	7,996,086
TOTAL INDIA		311,690,252
Indonesia - 4.4%
PT Astra International Tbk	7,700,500	39,799,441
PT Bank Negara Indonesia (Persero) Tbk	20,055,500	5,709,073
PT Bank Rakyat Indonesia Tbk	28,684,500	28,079,661
PT Delta Dunia Petroindo Tbk (a)	46,832,000	5,397,628
PT Gudang Garam Tbk	3,420,500	10,380,088
PT Indo Tambangraya Megah Tbk	2,801,000	11,992,018
PT Indocement Tunggal Prakarsa Tbk	14,098,000	24,432,789
PT Indofood Sukses Makmur Tbk	48,296,500	20,608,907

	Shares	Value
PT Indosat Tbk	14,976,500	$ 9,716,503
PT Indosat Tbk sponsored ADR (d)	285,015	9,334,241
PT Kalbe Farma Tbk	21,022,000	4,792,108
PT Perusahaan Gas Negara Tbk Series B	47,093,100	21,153,601
PT Tambang Batubbara Bukit Asam Tbk	2,894,500	5,892,526
PT XL Axiata Tbk (a)	11,566,500	4,716,715
TOTAL INDONESIA		202,005,299
Israel - 1.8%
Cellcom Israel Ltd.	281,300	8,523,390
Check Point Software Technologies Ltd. (a)	537,700	19,152,874
Mizrahi Tefahot Bank Ltd. (a)	491,500	4,383,684
Partner Communications Co. Ltd. ADR	910,491	17,882,043
Teva Pharmaceutical Industries Ltd. sponsored ADR	557,479	32,740,742
TOTAL ISRAEL		82,682,733
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan unit (a)	1,967,696	18,689,957
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	573,211	14,015,746
TOTAL KAZAKHSTAN		32,705,703
Korea (South) - 12.0%
CJ CheilJedang Corp.	83,862	16,674,405
CJ Corp.	319,474	18,458,919
Daelim Industrial Co.	117,899	6,695,448
Hynix Semiconductor, Inc. (a)	1,662,290	42,067,685
Hyundai Engineering & Construction Co. Ltd.	457,751	22,103,850
Hyundai Mobis	197,871	32,837,428
Hyundai Motor Co.	477,721	58,253,524
Industrial Bank of Korea	2,153,820	29,947,243
Kia Motors Corp.	1,011,180	24,669,376
Korea Exchange Bank	2,385,150	29,108,155
KT Corp.	478,990	21,256,200
LG Display Co. Ltd.	593,120	25,221,074
LG Display Co. Ltd. sponsored ADR (d)	403,575	8,515,433
LG Innotek Co. Ltd.	136,151	21,044,565
Lumens Co. Ltd. (a)	1,148,462	15,071,513
NCsoft Corp.	94,810	14,094,003
Samsung Electronics Co. Ltd.	150,119	114,125,864
Shinhan Financial Group Co. Ltd.	1,317,900	56,052,768
TOTAL KOREA (SOUTH)		556,197,453
Lebanon - 0.1%
BLOM Bank SAL GDR	24,740	2,322,649
Luxembourg - 1.3%
Evraz Group SA GDR (a)	848,600	30,603,724
L'Occitane Ltd.	204,000	396,218
Millicom International Cellular SA	76,800	6,779,904
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Oriflame Cosmetics SA unit	48,100	$ 2,726,058
Ternium SA sponsored ADR (a)(d)	564,600	20,856,324
TOTAL LUXEMBOURG		61,362,228
Malaysia - 0.2%
Top Glove Corp. Bhd	2,187,200	8,684,285
Mexico - 2.6%
America Movil SAB de CV Series L sponsored ADR	1,138,300	58,599,684
Banco Compartamos SA de CV	1,960,700	11,262,074
Genomma Lab Internacional SA de CV (a)	1,685,600	5,533,898
Grupo Financiero Banorte SAB de CV Series O	6,341,900	26,338,925
Wal-Mart de Mexico SA de CV Series V	8,149,400	18,975,343
TOTAL MEXICO		120,709,924
Netherlands - 0.1%
X5 Retail Group NV GDR (Reg. S) (a)	130,800	4,626,690
Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	1,324,781	10,215,717
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	4,450,000	6,598,237
Panama - 0.4%
Copa Holdings SA Class A	317,980	18,023,106
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	548,200	18,030,298
Poland - 1.6%
Bank Polska Kasa Opieki SA	552,300	31,621,552
Bank Zachodni WBK SA	321,220	23,751,704
KGHM Polska Miedz SA (Bearer)	440,800	16,521,123
Pol-Aqua SA	256,125	1,954,655
Trakcja Polska SA	1,410,204	2,047,205
TOTAL POLAND		75,896,239
Russia - 8.5%
Cherkizovo Group OJSC GDR (a)	485,391	9,417,799
Gazprom Neft (a)	468,750	2,578,125
LSR Group OJSC GDR (Reg. S) (a)	529,900	4,487,565
Magnit OJSC GDR (Reg. S)	1,334,300	25,005,961
Mechel Steel Group OAO sponsored ADR (d)	997,700	25,640,890
Novorossiysk Commercial Sea Port JSC (a)	13,641,400	2,728,280
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	81,000	1,079,163
OAO Gazprom sponsored ADR	1,800,082	41,797,904
OAO NOVATEK GDR	540,558	40,499,818
OAO Tatneft sponsored ADR	846,000	25,508,839
OGK-2 JSC (a)	38,677,200	2,397,986

	Shares	Value
OJSC MMC Norilsk Nickel sponsored ADR (a)	2,534,778	$ 48,667,738
OJSC Oil Company Rosneft GDR (Reg. S)	5,946,300	47,587,703
Polymetal JSC GDR (Reg. S) (a)	1,600,664	16,677,826
RusHydro JSC sponsored ADR (a)	3,415,233	19,570,190
Sberbank (Savings Bank of the Russian Federation)	13,411,800	36,211,860
Sberbank (Savings Bank of the Russian Federation) GDR	63,033	16,957,457
Sistema JSFC sponsored GDR (a)	980,921	26,087,857
TGK-1 OAO (a)	3,469,350,125	2,983,641
TOTAL RUSSIA		395,886,602
Singapore - 0.3%
Straits Asia Resources Ltd.	9,109,000	13,346,840
South Africa - 7.5%
Absa Group Ltd.	1,196,408	22,676,115
African Bank Investments Ltd.	5,039,899	24,256,198
African Rainbow Minerals Ltd.	757,100	20,473,936
AngloGold Ashanti Ltd.	417,000	17,584,963
AngloGold Ashanti Ltd. sponsored ADR	59,100	2,473,926
Aspen Pharmacare Holdings Ltd. (a)	2,496,177	28,217,800
Aveng Ltd.	3,507,860	17,666,336
Clicks Group Ltd.	5,367,000	22,488,141
Foschini Ltd.	1,042,962	9,672,091
Illovo Sugar Ltd.	2,494,065	9,893,198
Imperial Holdings Ltd.	1,658,725	22,119,328
Mr. Price Group Ltd.	2,985,145	16,933,267
MTN Group Ltd.	952,300	14,094,014
Murray & Roberts Holdings Ltd.	2,291,900	12,845,686
Mvelaphanda Resources Ltd. (a)	3,125,278	21,705,376
Shoprite Holdings Ltd.	1,802,935	19,282,727
Standard Bank Group Ltd.	3,074,381	47,735,837
Woolworths Holdings Ltd.	6,169,184	19,585,374
TOTAL SOUTH AFRICA		349,704,313
Taiwan - 6.8%
Advanced Semiconductor Engineering, Inc.	5,181,000	5,060,049
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	4,136,400	20,102,904
Alpha Networks, Inc.	4,929,000	4,743,808
Asia Cement Corp.	15,817,710	14,879,011
AU Optronics Corp. sponsored ADR (d)	2,768,340	32,085,061
Cathay Financial Holding Co. Ltd. (a)	15,034,000	24,064,983
Chroma ATE, Inc.	2,241,000	4,798,037
Formosa Plastics Corp.	5,568,000	12,375,245
Fubon Financial Holding Co. Ltd. (a)	22,367,000	27,278,480
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,208,447	71,426,113
Macronix International Co. Ltd.	32,380,113	21,539,997
Taiwan Mobile Co. Ltd.	12,149,000	23,258,856
Taiwan Semiconductor Manufacturing Co. Ltd.	9,640,447	18,875,151
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,119,614	$ 11,856,712
Wistron Corp.	11,490,000	22,086,143
TOTAL TAIWAN		314,430,550
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	5,978,900	13,892,346
Banpu PCL unit	523,000	10,248,445
Siam Commercial Bank PCL (For. Reg.)	8,329,300	20,950,481
Total Access Communication PCL (For. Reg.)	105,200	109,715
TOTAL THAILAND		45,200,987
Turkey - 2.4%
Albaraka Turk Katilim Bankasi AS	5,501,000	10,641,376
Enka Insaat ve Sanayi AS	1,363,000	6,591,617
Hurriyet Gazetecilik ve Matbaacilik AS (a)	7,158,519	7,933,609
Tofas Turk Otomobil Fabrikasi AS	5,454,957	23,083,174
Turk Hava Yollari AO	6,303,000	20,914,038
Turkiye Garanti Bankasi AS	8,235,895	40,106,286
TOTAL TURKEY		109,270,100
United Arab Emirates - 0.3%
DP World Ltd.	23,738,830	12,890,185
United Kingdom - 0.8%
Hikma Pharmaceuticals PLC	1,790,041	17,107,720
Xstrata PLC	1,093,670	17,938,057
TOTAL UNITED KINGDOM		35,045,777
United States of America - 0.9%
Central European Distribution Corp. (a)	517,730	17,939,345
Freeport-McMoRan Copper & Gold, Inc.	314,700	23,769,291
TOTAL UNITED STATES OF AMERICA		41,708,636
TOTAL COMMON STOCKS (Cost $3,522,290,479)		4,514,106,763
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	60,909,423	$ 60,909,423
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	142,507,234	142,507,234
TOTAL MONEY MARKET FUNDS (Cost $203,416,657)		203,416,657
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,725,707,136)	4,717,523,420
NET OTHER ASSETS - (1.6)%	(74,598,347)
NET ASSETS - 100%	$ 4,642,925,073
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,436,566 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,216
Fidelity Securities Lending Cash Central Fund	433,892
Total	$ 515,108
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 651,343,530	$ 651,343,530	$ -	$ -
Korea (South)	556,197,453	8,515,433	547,682,020	-
Russia	395,886,602	163,006,424	232,880,178	-
China	367,737,370	25,653,830	342,083,540	-
South Africa	349,704,313	349,704,313	-	-
Taiwan	314,430,550	64,044,677	250,385,873	-
India	311,690,252	55,610,556	256,079,696	-
Indonesia	202,005,299	9,334,241	192,671,058	-
Hong Kong	184,186,371	19,034,544	165,151,827	-
Other	1,180,925,023	762,741,078	418,183,945	-
Money Market Funds	203,416,657	203,416,657	-	-
Total Investments in Securities:	$ 4,717,523,420	$ 2,312,405,283	$ 2,405,118,137	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 59,240
Total Realized Gain (Loss)	(3,687,175)
Total Unrealized Gain (Loss)	3,692,447
Cost of Purchases	-
Proceeds of Sales	(64,512)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $1,085,309,087 of which $515,429,566 and $569,879,521 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $136,397,109) - See accompanying schedule: Unaffiliated issuers (cost $3,522,290,479)	$ 4,514,106,763
Fidelity Central Funds (cost $203,416,657)	203,416,657
Total Investments (cost $3,725,707,136)		$ 4,717,523,420
Foreign currency held at value (cost $2,819,750)		2,879,119
Receivable for investments sold		45,839,165
Receivable for fund shares sold		26,953,232
Dividends receivable		16,773,595
Distributions receivable from Fidelity Central Funds		98,610
Prepaid expenses		5,600
Other receivables		2,148,425
Total assets		4,812,221,166

Liabilities
Payable for investments purchased	$ 7,337,667
Payable for fund shares redeemed	7,169,232
Accrued management fee	2,792,557
Other affiliated payables	1,157,278
Other payables and accrued expenses	8,332,125
Collateral on securities loaned, at value	142,507,234
Total liabilities		169,296,093

Net Assets		$ 4,642,925,073
Net Assets consist of:
Paid in capital		$ 4,452,217,423
Undistributed net investment income		13,987,588
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(807,822,957)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		984,543,019
Net Assets		$ 4,642,925,073

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($4,153,385,305 ÷ 178,570,362 shares)	$ 23.26

Class K: Net Asset Value, offering price and redemption price per share ($489,539,768 ÷ 21,048,837 shares)	$ 23.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 41,554,269
Interest		820
Income from Fidelity Central Funds		515,108
		42,070,197
Less foreign taxes withheld		(4,438,728)
Total income		37,631,469

Expenses
Management fee	$ 15,816,808
Transfer agent fees	6,165,620
Accounting and security lending fees	786,936
Custodian fees and expenses	2,084,590
Independent trustees' compensation	12,038
Registration fees	117,870
Audit	69,668
Legal	10,702
Miscellaneous	30,262
Total expenses before reductions	25,094,494
Expense reductions	(1,427,697)	23,666,797
Net investment income (loss)		13,964,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	350,421,029
Capital gain distributions from Fidelity Central Funds	4,197
Foreign currency transactions	(1,945,895)
Total net realized gain (loss)		348,479,331
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,506,057)	183,167,528
Assets and liabilities in foreign currencies	36,363
Total change in net unrealized appreciation (depreciation)		183,203,891
Net gain (loss)		531,683,222
Net increase (decrease) in net assets resulting from operations		$ 545,647,894

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,964,672	$ 29,313,306
Net realized gain (loss)	348,479,331	(579,779,624)
Change in net unrealized appreciation (depreciation)	183,203,891	1,728,712,395
Net increase (decrease) in net assets resulting from operations	545,647,894	1,178,246,077
Distributions to shareholders from net investment income	(23,159,226)	(37,630,187)
Distributions to shareholders from net realized gain	(26,416,950)	-
Total distributions	(49,576,176)	(37,630,187)
Share transactions - net increase (decrease)	226,384,253	603,896,717
Redemption fees	812,220	1,520,594
Total increase (decrease) in net assets	723,268,191	1,746,033,201

Net Assets
Beginning of period	3,919,656,882	2,173,623,681
End of period (including undistributed net investment income of $13,987,588 and undistributed net investment income of $23,182,142, respectively)	$ 4,642,925,073	$ 3,919,656,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.68	$ 13.71	$ 37.55	$ 22.04	$ 15.71	$ 11.30
Income from Investment Operations
Net investment income (loss) D	.07	.17	.42 G	.25	.21	.21
Net realized and unrealized gain (loss)	2.76	7.03	(22.73)	15.44	6.31	4.30
Total from investment operations	2.83	7.20	(22.31)	15.69	6.52	4.51
Distributions from net investment income	(.12)	(.24)	(.19)	(.20)	(.21)	(.11)
Distributions from net realized gain	(.14)	-	(1.37)	-	-	-
Total distributions	(.25) J	(.24)	(1.56)	(.20)	(.21)	(.11)
Redemption fees added to paid in capital D	- I	.01	.03	.02	.02	.01
Net asset value, end of period	$ 23.26	$ 20.68	$ 13.71	$ 37.55	$ 22.04	$ 15.71
Total Return B, C	13.73%	53.95%	(61.84)%	71.81%	41.96%	40.25%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.16%	1.07%	1.05%	1.11%	1.16%
Expenses net of fee waivers, if any	1.14% A	1.16%	1.07%	1.05%	1.11%	1.16%
Expenses net of all reductions	1.08% A	1.10%	1.02%	.99%	1.01%	1.07%
Net investment income (loss)	.60% A	1.09%	1.47% G	.89%	1.04%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,153,385	$ 3,649,582	$ 2,086,196	$ 6,609,045	$ 3,005,145	$ 1,392,223
Portfolio turnover rate F	87% A	88%	63%	52%	66%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.69	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.09	.22	.15 G
Net realized and unrealized gain (loss)	2.76	7.02	(18.43)
Total from investment operations	2.85	7.24	(18.28)
Distributions from net investment income	(.15)	(.28)	-
Distributions from net realized gain	(.14)	-	-
Total distributions	(.28) K	(.28)	-
Redemption fees added to paid in capital D	- J	.01	.01
Net asset value, end of period	$ 23.26	$ 20.69	$ 13.72
Total Return B, C	13.84%	54.44%	(57.11)%
Ratios to Average Net Assets E, I
Expenses before reductions	.90% A	.91%	.92% A
Expenses net of fee waivers, if any	.90% A	.91%	.92% A
Expenses net of all reductions	.84% A	.84%	.87% A
Net investment income (loss)	.85% A	1.35%	2.02% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 489,540	$ 270,075	$ 87,427
Portfolio turnover rate F	87% A	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,068,691,834
Gross unrealized depreciation	(135,971,262)
Net unrealized appreciation (depreciation)	$ 932,720,572
Tax cost	$ 3,784,802,848

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Fidelity Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,948,723,191 and $1,857,325,240, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Emerging Markets	$ 6,063,118.30
Class K	102,502.05
	$ 6,165,620

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,752 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $433,892.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,427,536 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $161.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Emerging Markets	$ 21,030,814	$ 35,658,169
Class K	2,128,412	1,972,018
Total	$ 23,159,226	$ 37,630,187
From net realized gain
Emerging Markets	$ 24,475,493	$ -
Class K	1,941,457	-
Total	$ 26,416,950	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Emerging Markets
Shares sold	38,394,035	77,986,934	$ 858,939,158	$ 1,325,781,409
Conversion to Class KA	-	(2,616,204)	-	(34,095,539)
Reinvestment of distributions	1,952,720	2,953,728	43,877,580	34,381,402
Shares redeemed	(38,214,353)	(54,051,229)	(861,921,090)	(822,757,665)
Net increase (decrease)	2,132,402	24,273,229	$ 40,895,648	$ 503,309,607
Class K
Shares sold	10,628,301	7,005,118	$ 244,711,082	$ 114,260,792
Conversion from Emerging MarketsA	-	2,618,157	-	34,095,539
Reinvestment of distributions	181,367	169,855	4,069,869	1,972,018
Shares redeemed	(2,815,950)	(3,108,249)	(63,292,346)	(49,741,239)
Net increase (decrease)	7,993,718	6,684,881	$ 185,488,605	$ 100,587,110

A Conversion transactions for Class K and Emerging Markets are presented for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Europe	1.10%
Actual		$ 1,000.00	$ 1,022.30	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class F	.86%
Actual		$ 1,000.00	$ 1,023.30	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio/Sector

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	28.6%
France	11.8%
Switzerland	11.1%
Germany	9.8%
Spain	6.6%
United States of America	6.5%
Sweden	4.0%
Netherlands	3.6%
Belgium	2.7%
Other	15.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom	29.2%
France	16.1%
Switzerland	9.1%
Germany	9.0%
United States of America	5.6%
Spain	5.5%
Netherlands	4.2%
Italy	3.2%
Sweden	2.8%
Other	15.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	98.4
Short-Term Investments and Net Other Assets	2.0	1.6
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (Netherlands) (United Kingdom, Oil, Gas & Consumable Fuels)	4.3	2.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.8	3.6
Banco Santander SA (Spain, Commercial Banks)	2.1	1.4
Sanofi-Aventis (France, Pharmaceuticals)	2.1	2.4
Nestle SA (Switzerland, Food Products)	1.9	2.4
Telefonica SA (Spain, Diversified Telecommunication Services)	1.9	2.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.1
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.7	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.7	0.0
Barclays PLC (United Kingdom, Commercial Banks)	1.6	1.3
	21.8
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	23.3
Industrials	13.4	9.6
Consumer Discretionary	12.2	12.4
Energy	11.1	12.0
Materials	9.7	8.1
Health Care	9.5	8.9
Consumer Staples	6.1	10.6
Information Technology	6.1	3.6
Telecommunication Services	4.6	7.8
Utilities	1.9	2.1

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Austria - 0.3%
Zumtobel AG (a)	275,874	$ 5,949,504
Bailiwick of Jersey - 1.2%
Experian PLC	1,405,000	12,987,276
Heritage Oil PLC (a)	572,800	3,986,979
Shire PLC	343,698	7,570,044
TOTAL BAILIWICK OF JERSEY		24,544,299
Belgium - 2.7%
Ageas (d)	3,126,400	9,604,385
Anheuser-Busch InBev SA NV (d)	456,955	22,170,080
Gimv NV	73,800	4,000,180
Umicore SA (d)	569,495	20,826,198
TOTAL BELGIUM		56,600,843
Bermuda - 0.4%
Central European Media Enterprises Ltd. Class A (a)	229,994	7,819,796
British Virgin Islands - 0.1%
Playtech Ltd.	287,710	2,187,897
Canada - 0.8%
PetroBakken Energy Ltd. Class A	268,194	7,281,512
Petrobank Energy & Resources Ltd. (a)	184,600	9,306,296
TOTAL CANADA		16,587,808
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	24,268,000	10,119,267
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	11,100	7,651,230
Home Inns & Hotels Management, Inc. sponsored ADR (a)	176,300	6,144,055
TOTAL CHINA		13,795,285
Denmark - 2.6%
Carlsberg AS Series B	138,300	11,178,200
FLSmidth & Co. A/S	165,000	12,433,397
Novo Nordisk AS Series B	386,852	31,831,639
TOTAL DENMARK		55,443,236
Finland - 1.1%
Fortum Corp.	326,900	8,447,794
Outotec OYJ (d)	200,500	7,493,958
UPM-Kymmene Corp.	527,900	7,576,672
TOTAL FINLAND		23,518,424
France - 11.8%
Atos Origin SA (a)	234,317	11,874,703
AXA SA (d)	968,900	19,384,418
BNP Paribas SA	371,463	25,517,242
Cap Gemini SA	165,100	8,316,869
Essilor International SA	187,015	11,401,692
Groupe Eurotunnel SA	398,900	3,643,010
Iliad Group SA	107,986	10,798,229

	Shares	Value
PPR SA	106,400	$ 14,301,730
Publicis Groupe SA	122,400	5,401,177
Remy Cointreau SA	128,177	6,932,315
Safran SA	472,500	12,006,556
Sanofi-Aventis (d)	643,077	43,874,715
Schneider Electric SA (d)	205,501	23,332,845
Societe Generale Series A	338,152	18,059,095
Technip SA	136,300	10,899,900
Total SA	288,298	15,687,288
Vallourec SA	43,815	8,728,196
TOTAL FRANCE		250,159,980
Germany - 8.7%
Bayerische Motoren Werke AG (BMW)	252,692	12,431,207
Deutsche Bank AG	299,200	20,549,056
Deutsche Boerse AG	212,100	16,450,922
Deutsche Lufthansa AG	389,600	6,478,277
HeidelbergCement AG	293,095	18,160,434
Infineon Technologies AG (a)	2,534,600	17,742,200
Linde AG (d)	128,420	15,338,937
MAN SE	213,192	20,108,828
Rheinmetall AG	177,400	12,368,053
SAP AG	406,763	19,300,904
Siemens AG	252,207	24,625,492
TOTAL GERMANY		183,554,310
Greece - 0.7%
Coca-Cola Hellenic Bottling Co. SA	420,700	11,408,715
EFG Eurobank Ergasias SA	528,000	4,244,908
TOTAL GREECE		15,653,623
Ireland - 0.9%
CRH PLC	695,545	19,892,722
Italy - 1.8%
Mediaset SpA	1,957,300	15,501,353
Prysmian SpA	347,900	6,265,045
Saipem SpA	455,435	17,008,481
TOTAL ITALY		38,774,879
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	448,057	17,438,189
Netherlands - 3.6%
Aegon NV (a)	2,301,900	16,101,304
ASML Holding NV (Netherlands)	501,100	16,443,800
Koninklijke KPN NV	865,155	12,981,365
Koninklijke Philips Electronics NV	725,008	24,347,883
QIAGEN NV (a)	243,400	5,561,690
TOTAL NETHERLANDS		75,436,042
Norway - 2.7%
Aker Solutions ASA (d)	355,200	5,937,006
DnB NOR ASA (d)	1,146,400	13,569,620
Pronova BioPharma ASA (a)	833,500	2,663,290
Sevan Marine ASA (a)	2,713,000	3,928,063
Common Stocks - continued
	Shares	Value
Norway - continued
Storebrand ASA (A Shares) (a)	2,270,000	$ 17,075,035
Telenor ASA (a)	937,400	13,327,943
TOTAL NORWAY		56,500,957
South Africa - 0.5%
Clicks Group Ltd.	2,413,163	10,111,338
Spain - 6.6%
Banco Bilbao Vizcaya Argentaria SA	802,928	10,561,445
Banco Popular Espanol SA	1,387,300	9,823,968
Banco Santander SA	3,486,647	44,117,228
Gestevision Telecinco SA	1,164,700	16,562,901
Inditex SA	190,676	11,802,874
Sol Melia SA	770,600	6,407,320
Telefonica SA	1,384,803	31,348,854
Telefonica SA sponsored ADR	129,200	8,757,176
TOTAL SPAIN		139,381,766
Sweden - 4.0%
H&M Hennes & Mauritz AB (B Shares) (d)	242,496	15,476,126
Modern Times Group MTG AB (B Shares)	219,600	13,374,351
Sandvik AB (d)	1,575,500	22,585,499
Skandinaviska Enskilda Banken AB (A Shares)	2,441,300	16,644,707
Swedbank AB (A Shares)	919,017	9,896,818
Telefonaktiebolaget LM Ericsson (B Shares)	678,562	7,832,373
TOTAL SWEDEN		85,809,874
Switzerland - 11.1%
ABB Ltd. (Reg.)	903,880	17,338,583
Clariant AG (Reg.) (a)	1,199,630	16,552,298
Compagnie Financiere Richemont SA Series A	149,872	5,528,127
Credit Suisse Group (Reg.)	475,660	21,832,749
Givaudan SA	9,900	8,615,145
Nestle SA	821,333	40,190,445
Novartis AG	690,512	35,207,222
Roche Holding AG (participation certificate)	169,383	26,744,987
Schindler Holding AG (participation certificate)	120,134	10,553,230
Sonova Holding AG Class B	117,618	14,581,013
The Swatch Group AG (Bearer)	29,910	8,762,950
UBS AG (NY Shares) (a)	1,949,500	30,061,290
TOTAL SWITZERLAND		235,968,039
United Kingdom - 28.6%
Anglo American PLC (United Kingdom) (a)	843,400	35,819,331
Barclays PLC	6,496,567	33,367,255
Barratt Developments PLC (a)	1,438,600	2,722,155

	Shares	Value
BG Group PLC	1,633,938	$ 27,614,208
BP PLC	4,166,700	36,336,752
British Airways PLC (a)(d)	3,119,500	10,814,169
BT Group PLC	4,547,600	8,749,741
Burberry Group PLC	956,800	9,798,205
Carphone Warehouse Group PLC (a)	1,969,389	5,793,259
Centrica PLC	4,029,490	18,097,414
HSBC Holdings PLC (United Kingdom)	5,936,057	60,435,431
Imperial Tobacco Group PLC	644,326	18,353,154
InterContinental Hotel Group PLC	554,149	9,768,806
Invensys PLC	2,673,700	13,767,791
ITV PLC (a)	13,103,000	13,439,807
Lloyds TSB Group PLC	17,440,400	17,446,708
Misys PLC (a)	2,648,000	9,427,789
Mothercare PLC	815,000	7,146,626
National Grid PLC	1,392,000	13,421,189
Prudential PLC	1,681,307	14,758,918
Reckitt Benckiser Group PLC	404,739	21,022,567
Rexam PLC	2,021,200	9,964,988
Rio Tinto PLC	495,851	25,219,025
Royal Dutch Shell PLC Class A (Netherlands)	2,905,111	91,166,860
Salamander Energy PLC (a)	372,270	1,422,286
Schroders PLC	394,900	8,347,688
SSL International PLC	649,189	8,504,515
Standard Chartered PLC (United Kingdom)	541,881	14,452,495
TalkTalk Telecom Group PLC (a)	3,800,000	7,346,141
Taylor Wimpey PLC (a)	14,096,100	8,717,398
Tomkins PLC	2,783,600	10,529,263
Vedanta Resources PLC	218,000	8,332,228
Vodafone Group PLC	2,768,486	6,133,749
Whitbread PLC	252,648	5,903,389
Wolseley PLC (a)	504,821	12,606,185
TOTAL UNITED KINGDOM		606,747,485
United States of America - 4.5%
Agilent Technologies, Inc. (a)	371,400	13,466,964
Apple, Inc. (a)	28,400	7,415,808
CME Group, Inc.	30,900	10,147,869
Express Scripts, Inc. (a)	96,900	9,702,597
Morgan Stanley	428,800	12,958,336
Pride International, Inc. (a)	146,200	4,434,246
Regions Financial Corp.	1,011,600	8,942,544
SanDisk Corp. (a)	216,500	8,636,185
Union Pacific Corp.	114,000	8,625,240
Virgin Media, Inc.	663,500	11,670,965
TOTAL UNITED STATES OF AMERICA		96,000,754
TOTAL COMMON STOCKS (Cost $1,834,908,825)		2,047,996,317
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value
Germany - 1.1%
ProSiebenSat.1 Media AG	1,228,790	$ 23,118,672
Italy - 0.2%
Fondiaria-Sai SpA (Risparmio Shares)	490,100	4,782,160
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,920,832)		27,900,832
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 0.21% (b)	38,866,953	38,866,953
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	196,871,980	196,871,980
TOTAL MONEY MARKET FUNDS (Cost $235,738,933)		235,738,933
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $2,089,568,590)	2,311,636,082
NET OTHER ASSETS - (9.1)%	(192,641,399)
NET ASSETS - 100%	$ 2,118,994,683
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,769
Fidelity Securities Lending Cash Central Fund	536,072
Total	$ 573,841
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 606,747,485	$ -	$ 606,747,485	$ -
France	250,159,980	-	250,159,980	-
Switzerland	235,968,039	30,061,290	205,906,749	-
Germany	206,672,982	-	206,672,982	-
Spain	139,381,766	8,757,176	130,624,590	-
United States of America	96,000,754	96,000,754	-	-
Sweden	85,809,874	-	85,809,874	-
Netherlands	75,436,042	5,561,690	69,874,352	-
Belgium	56,600,843	-	56,600,843	-
Other	323,119,384	48,314,227	274,805,157	-
Money Market Funds	235,738,933	235,738,933	-	-
Total Investments in Securities:	$ 2,311,636,082	$ 424,434,070	$ 1,887,202,012	$ -
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $1,140,360,059 of which $413,142,102 and $727,217,957 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $186,755,527) - See accompanying schedule: Unaffiliated issuers (cost $1,853,829,657)	$ 2,075,897,149
Fidelity Central Funds (cost $235,738,933)	235,738,933
Total Investments (cost $2,089,568,590)		$ 2,311,636,082
Foreign currency held at value (cost $57,551)		57,685
Receivable for investments sold		71,299,892
Receivable for fund shares sold		500,221
Dividends receivable		10,282,268
Distributions receivable from Fidelity Central Funds		253,606
Prepaid expenses		4,390
Other receivables		655,152
Total assets		2,394,689,296

Liabilities
Payable for investments purchased	$ 73,746,331
Payable for fund shares redeemed	2,725,889
Accrued management fee	1,721,440
Other affiliated payables	534,407
Other payables and accrued expenses	94,566
Collateral on securities loaned, at value	196,871,980
Total liabilities		275,694,613

Net Assets		$ 2,118,994,683
Net Assets consist of:
Paid in capital		$ 2,823,521,685
Undistributed net investment income		7,011,807
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(933,498,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		221,960,100
Net Assets		$ 2,118,994,683

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Europe: Net Asset Value, offering price andredemption price per share ($2,000,784,567 ÷ 69,841,354 shares)	$ 28.65

Class F: Net Asset Value, offering price and redemption price per share ($118,210,116 ÷ 4,122,786 shares)	$ 28.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 28,083,219
Interest		740
Income from Fidelity Central Funds		573,841
		28,657,800
Less foreign taxes withheld		(2,781,308)
Total income		25,876,492

Expenses
Management fee Basic fee	$ 9,023,651
Performance adjustment	1,075,679
Transfer agent fees	2,892,936
Accounting and security lending fees	556,840
Custodian fees and expenses	222,149
Independent trustees' compensation	7,408
Registration fees	13,461
Audit	44,142
Legal	9,659
Interest	824
Miscellaneous	22,592
Total expenses before reductions	13,869,341
Expense reductions	(1,108,020)	12,761,321
Net investment income (loss)		13,115,171
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,674,849
Redemption in-kind with affiliated entities	66,299,229
Capital gain distributions from Fidelity Central Funds	3,663
Foreign currency transactions	(362,962)
Total net realized gain (loss)		235,614,779
Change in net unrealized appreciation (depreciation) on: Investment securities	(152,238,572)
Assets and liabilities in foreign currencies	(234,162)
Total change in net unrealized appreciation (depreciation)		(152,472,734)
Net gain (loss)		83,142,045
Net increase (decrease) in net assets resulting from operations		$ 96,257,216

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,115,171	$ 56,325,730
Net realized gain (loss)	235,614,779	(724,651,734)
Change in net unrealized appreciation (depreciation)	(152,472,734)	1,226,123,892
Net increase (decrease) in net assets resulting from operations	96,257,216	557,797,888
Distributions to shareholders from net investment income	(52,304,897)	(84,199,329)
Share transactions - net increase (decrease)	(790,257,944)	(360,094,583)
Redemption fees	9,549	14,843
Total increase (decrease) in net assets	(746,296,076)	113,518,819
Net Assets
Beginning of period	2,865,290,759	2,751,771,940
End of period (including undistributed net investment income of $7,011,807 and undistributed net investment income of $46,201,533, respectively)	$ 2,118,994,683	$ 2,865,290,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Europe

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 28.52	$ 23.57	$ 47.46	$ 42.31	$ 37.26	$ 30.42
Income from Investment Operations
Net investment income (loss) D	.15	.52	.68	.69	.58	.33
Net realized and unrealized gain (loss)	.50	5.16	(20.84)	9.99	8.74	6.68
Total from investment operations	.65	5.68	(20.16)	10.68	9.32	7.01
Distributions from net investment income	(.52)	(.73)	(.65)	(.46)	(.30)	(.09)
Distributions from net realized gain	-	-	(3.08)	(5.07)	(3.97)	(.08)
Total distributions	(.52)	(.73)	(3.73)	(5.53)	(4.27)	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 28.65	$ 28.52	$ 23.57	$ 47.46	$ 42.31	$ 37.26
Total Return B, C	2.23%	25.36%	(46.03)%	28.33%	27.40%	23.12%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	1.09%	1.00%	1.06%	1.16%	1.15%
Expenses net of fee waivers, if any	1.10% A	1.09%	1.00%	1.06%	1.16%	1.15%
Expenses net of all reductions	1.01% A	1.04%	.95%	1.01%	1.05%	1.07%
Net investment income (loss)	1.02% A	2.22%	1.82%	1.65%	1.48%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,000,785	$ 2,845,423	$ 2,751,772	$ 5,464,623	$ 4,033,263	$ 2,547,812
Portfolio turnover rate F	113% A	135%	100%	100%	127%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.54	$ 24.23
Income from Investment Operations
Net investment income (loss) D	.18	.02
Net realized and unrealized gain (loss)	.50	4.29
Total from investment operations	.68	4.31
Distributions from net investment income	(.55)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 28.67	$ 28.54
Total Return B, C	2.33%	17.79%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.80% A
Expenses net of fee waivers, if any	.86% A	.80% A
Expenses net of all reductions	.78% A	.75% A
Net investment income (loss)	1.26% A	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,210	$ 19,867
Portfolio turnover rate F	113% A	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Europe and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 310,926,389
Gross unrealized depreciation	(98,402,025)
Net unrealized appreciation (depreciation)	$ 212,524,364
Tax cost	$ 2,099,111,718

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Fidelity Europe Fund
Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,381,885,123 and $2,207,536,966, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Europe, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Europe. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets *
Europe	$ 2,892,936.24

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,398 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 20,118,000.37%		$ 824

Redemption in kind. During the period, 26,789,652 shares of the Fund held by affiliated entities were redeemed in kind for cash and securities with a value of $800,000,000. The realized gain (loss) of $66,299,229 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,300 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $536,072.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,107,976 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $44.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Europe	$ 51,533,641	$ 84,199,329
Class F	771,256	-
Total	$ 52,304,897	$ 84,199,329

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Europe
Shares sold	1,846,880	8,157,697	$ 54,187,526	$ 210,132,130
Reinvestment of distributions	1,727,950	4,111,918	50,888,132	83,348,583
Shares redeemed	(33,515,627)	(29,232,967)	(994,312,364)	(674,156,102)
Net increase (decrease)	(29,940,797)	(16,963,352)	$ (889,236,706)	$ (380,675,389)
Class F
Shares sold	4,750,777	703,795	$ 138,290,679	$ 20,808,216
Reinvestment of distributions	26,189	-	771,256	-
Shares redeemed	(1,350,394)	(7,581)	(40,083,173)	(227,410)
Net increase (decrease)	3,426,572	696,214	$ 98,978,762	$ 20,580,806

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 13% and 11%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.01%	$ 1,000.00	$ 1,024.30	$ 5.07
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.79	$ 5.06

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	29.0%
France	12.2%
Switzerland	11.4%
Germany	10.0%
Spain	6.0%
United States of America	5.4%
Sweden	4.3%
Netherlands	3.7%
Belgium	2.8%
Other	15.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom	29.7%
France	16.2%
Switzerland	9.2%
Germany	9.0%
Spain	5.6%
Netherlands	4.6%
United States of America	4.4%
Italy	3.2%
Sweden	2.8%
Other	15.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.6
Short-Term Investments and Net Other Assets	0.7	0.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	4.3	2.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.9	3.6
Sanofi-Aventis (France, Pharmaceuticals)	2.2	2.4
Nestle SA (Switzerland, Food Products)	1.9	2.3
Banco Santander SA (Spain, Commercial Banks)	1.9	1.5
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.7	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.3
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.7	2.5
Novartis AG (Switzerland, Pharmaceuticals)	1.7	0.0
Barclays PLC (United Kingdom, Commercial Banks)	1.6	1.3
	21.6
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	23.8
Industrials	14.1	9.4
Consumer Discretionary	12.7	12.6
Energy	11.1	12.6
Materials	9.4	8.2
Health Care	9.7	9.0
Information Technology	6.2	3.6
Consumer Staples	6.2	11.1
Telecommunication Services	4.3	7.3
Utilities	1.9	2.0

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Austria - 0.3%
Zumtobel AG (a)	55,600	$ 1,199,071
Bailiwick of Jersey - 1.3%
Experian PLC	333,100	3,079,047
Heritage Oil PLC (a)	138,000	960,550
Shire PLC	88,982	1,959,853
TOTAL BAILIWICK OF JERSEY		5,999,450
Belgium - 2.8%
Ageas (d)	694,800	2,134,444
Anheuser-Busch InBev SA NV (d)	108,543	5,266,179
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	687
Gimv NV	18,000	975,654
Umicore SA (d)	129,005	4,717,660
TOTAL BELGIUM		13,094,624
Bermuda - 0.3%
Central European Media Enterprises Ltd. Class A (a)	46,300	1,574,200
British Virgin Islands - 0.1%
Playtech Ltd.	57,705	438,819
Canada - 0.8%
PetroBakken Energy Ltd. Class A	60,955	1,654,938
Petrobank Energy & Resources Ltd. (a)	41,100	2,071,987
TOTAL CANADA		3,726,925
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	5,640,000	2,351,766
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	2,600	1,792,180
Home Inns & Hotels Management, Inc. sponsored ADR (a)	41,100	1,432,335
TOTAL CHINA		3,224,515
Denmark - 2.6%
Carlsberg AS Series B	30,300	2,449,020
FLSmidth & Co. A/S	37,100	2,795,631
Novo Nordisk AS Series B	84,071	6,917,678
TOTAL DENMARK		12,162,329
Finland - 1.1%
Fortum Corp. (d)	75,900	1,961,418
Outotec OYJ (d)	47,400	1,771,639
UPM-Kymmene Corp.	118,400	1,699,333
TOTAL FINLAND		5,432,390
France - 12.2%
Atos Origin SA (a)	50,001	2,533,948
AXA SA (d)	230,900	4,619,530
BNP Paribas SA (d)	86,158	5,918,529
Cap Gemini SA	41,900	2,110,701
Essilor International SA	44,415	2,707,837

	Shares	Value
Groupe Eurotunnel SA	101,300	$ 925,136
Iliad Group SA (d)	25,455	2,545,413
PPR SA	25,200	3,387,252
Publicis Groupe SA	27,600	1,217,912
Remy Cointreau SA	30,100	1,627,926
Safran SA	110,400	2,805,341
Sanofi-Aventis (d)	149,467	10,197,569
Schneider Electric SA (d)	40,413	4,588,543
Societe Generale Series A	78,768	4,206,625
Technip SA	30,600	2,447,080
Total SA sponsored ADR	64,500	3,507,510
Vallourec SA	11,023	2,195,844
TOTAL FRANCE		57,542,696
Germany - 8.9%
Bayerische Motoren Werke AG (BMW)	59,930	2,948,262
Deutsche Bank AG	68,100	4,677,108
Deutsche Boerse AG	51,500	3,994,448
Deutsche Lufthansa AG	93,200	1,549,732
HeidelbergCement AG	65,699	4,070,770
Infineon Technologies AG (a)	584,800	4,093,600
Linde AG (d)	29,320	3,502,084
MAN SE	48,511	4,575,685
Rheinmetall AG	42,800	2,983,950
SAP AG	91,237	4,329,195
Siemens AG	56,970	5,562,551
TOTAL GERMANY		42,287,385
Greece - 0.7%
Coca-Cola Hellenic Bottling Co. SA	88,400	2,397,267
EFG Eurobank Ergasias SA	118,400	951,888
TOTAL GREECE		3,349,155
Ireland - 0.9%
CRH PLC	155,946	4,460,086
Italy - 1.8%
Mediaset SpA	466,200	3,692,194
Prysmian SpA	83,800	1,509,085
Saipem SpA	93,353	3,486,321
TOTAL ITALY		8,687,600
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	100,445	3,909,277
Netherlands - 3.7%
Aegon NV (a)	521,600	3,648,482
ASML Holding NV (Netherlands)	118,100	3,875,499
Koninklijke KPN NV	207,519	3,113,754
Koninklijke Philips Electronics NV	163,851	5,502,595
QIAGEN NV (a)	58,600	1,339,010
TOTAL NETHERLANDS		17,479,340
Norway - 2.5%
Aker Solutions ASA	82,800	1,383,964
DnB NOR ASA (d)	249,800	2,956,814
Common Stocks - continued
	Shares	Value
Norway - continued
Pronova BioPharma ASA (a)	182,824	$ 584,179
Sevan Marine ASA (a)	493,000	713,798
Storebrand ASA (A Shares) (a)	504,500	3,794,870
Telenor ASA (a)	173,800	2,471,086
TOTAL NORWAY		11,904,711
South Africa - 0.5%
Clicks Group Ltd.	565,822	2,370,837
Spain - 6.0%
Banco Bilbao Vizcaya Argentaria SA	165,757	2,180,312
Banco Popular Espanol SA	311,300	2,204,427
Banco Santander SA	699,190	8,846,988
Gestevision Telecinco SA	260,000	3,697,393
Inditex SA	41,064	2,541,868
Sol Melia SA	139,500	1,159,903
Telefonica SA sponsored ADR	117,700	7,977,706
TOTAL SPAIN		28,608,597
Sweden - 4.3%
H&M Hennes & Mauritz AB (B Shares) (d)	57,917	3,696,271
Modern Times Group MTG AB (B Shares)	49,400	3,008,620
Sandvik AB (d)	365,300	5,236,739
Skandinaviska Enskilda Banken AB (A Shares)	578,400	3,943,513
Swedbank AB (A Shares)	232,758	2,506,552
Telefonaktiebolaget LM Ericsson (B Shares)	159,515	1,841,219
TOTAL SWEDEN		20,232,914
Switzerland - 11.4%
ABB Ltd. (Reg.)	207,400	3,978,429
Clariant AG (Reg.) (a)	271,080	3,740,317
Compagnie Financiere Richemont SA Series A	35,521	1,310,215
Credit Suisse Group (Reg.)	99,805	4,581,040
Givaudan SA	2,300	2,001,498
Nestle SA	186,567	9,129,319
Novartis AG	153,143	7,808,321
Roche Holding AG (participation certificate)	38,409	6,064,648
Schindler Holding AG (participation certificate)	27,368	2,404,155
Sonova Holding AG Class B	27,616	3,423,534
The Swatch Group AG (Bearer)	7,480	2,191,470
UBS AG (a)(d)	455,808	7,061,788
TOTAL SWITZERLAND		53,694,734
United Kingdom - 29.0%
Anglo American PLC (United Kingdom) (a)	192,100	8,158,517
Barclays PLC	1,477,152	7,586,854
Barratt Developments PLC (a)	358,700	678,741

	Shares	Value
BG Group PLC	379,619	$ 6,415,713
BP PLC	710,900	6,199,582
BP PLC sponsored ADR	36,800	1,919,120
British Airways PLC (a)(d)	617,500	2,140,647
BT Group PLC	837,000	1,610,417
Burberry Group PLC	240,300	2,460,816
Carphone Warehouse Group PLC (a)	407,000	1,197,253
Centrica PLC	938,388	4,214,527
HSBC Holdings PLC sponsored ADR (d)	271,709	13,827,271
Imperial Tobacco Group PLC	138,397	3,942,137
InterContinental Hotel Group PLC	123,955	2,185,138
Invensys PLC	646,200	3,327,504
ITV PLC (a)	3,139,300	3,219,994
Lloyds TSB Group PLC	3,943,800	3,945,227
Misys PLC (a)	597,300	2,126,593
Mothercare PLC	192,900	1,691,514
National Grid PLC	279,400	2,693,879
Prudential PLC	376,453	3,304,595
Reckitt Benckiser Group PLC	96,398	5,007,013
Rexam PLC	400,100	1,972,586
Rio Tinto PLC	111,145	5,652,844
Royal Dutch Shell PLC Class A (United Kingdom)	646,566	20,135,797
Salamander Energy PLC (a)	89,800	343,088
Schroders PLC	93,500	1,976,472
SSL International PLC	158,331	2,074,170
Standard Chartered PLC (United Kingdom)	129,686	3,458,852
TalkTalk Telecom Group PLC (a)	869,200	1,680,333
Taylor Wimpey PLC (a)	3,345,388	2,068,876
Tomkins PLC	630,500	2,384,933
Vedanta Resources PLC	42,600	1,628,224
Vodafone Group PLC	607,035	1,344,923
Whitbread PLC	61,067	1,426,895
Wolseley PLC (a)	125,256	3,127,842
TOTAL UNITED KINGDOM		137,128,887
United States of America - 4.7%
Agilent Technologies, Inc. (a)	89,100	3,230,766
Apple, Inc. (a)	6,300	1,645,056
CME Group, Inc.	6,500	2,134,665
Express Scripts, Inc. (a)	22,300	2,232,899
Morgan Stanley	101,800	3,076,396
Pride International, Inc. (a)	37,600	1,140,408
Regions Financial Corp.	236,200	2,088,008
SanDisk Corp. (a)	51,800	2,066,302
Union Pacific Corp.	24,700	1,868,802
Virgin Media, Inc.	148,600	2,613,874
TOTAL UNITED STATES OF AMERICA		22,097,176
TOTAL COMMON STOCKS (Cost $441,046,157)		462,957,484
Nonconvertible Preferred Stocks - 1.4%
	Shares	Value
Germany - 1.1%
ProSiebenSat.1 Media AG	281,200	$ 5,290,546
Italy - 0.3%
Fondiaria-Sai SpA (Risparmio Shares)	124,500	1,214,811
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,713,884)		6,505,357
Money Market Funds - 14.1%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	3,352,361	$ 3,352,361
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	63,293,623	63,293,623
TOTAL MONEY MARKET FUNDS (Cost $66,645,984)		66,645,984
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $512,406,025)	536,108,825
NET OTHER ASSETS - (13.4)%	(63,523,097)
NET ASSETS - 100%	$ 472,585,728
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,797
Fidelity Securities Lending Cash Central Fund	131,525
Total	$ 134,322
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 137,128,887	$ 15,746,391	$ 121,382,496	$ -
France	57,542,696	3,507,510	54,035,186	-
Switzerland	53,694,734	-	53,694,734	-
Germany	47,577,931	-	47,577,931	-
Spain	28,608,597	7,977,706	20,630,891	-
United States of America	22,097,176	22,097,176	-	-
Sweden	20,232,914	-	20,232,914	-
Netherlands	17,479,340	1,339,010	16,140,330	-
Belgium	13,094,624	-	13,094,624	-
Other	72,005,942	10,896,477	61,109,465	-
Money Market Funds	66,645,984	66,645,984	-	-
Total Investments in Securities:	$ 536,108,825	$ 128,210,254	$ 407,898,571	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $331,086,729 of which $193,943,260 and $137,143,469 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,102,064) - See accompanying schedule: Unaffiliated issuers (cost $445,760,041)	$ 469,462,841
Fidelity Central Funds (cost $66,645,984)	66,645,984
Total Investments (cost $512,406,025)		$ 536,108,825
Foreign currency held at value (cost $19)		19
Receivable for investments sold		14,978,271
Receivable for fund shares sold		176,756
Dividends receivable		2,714,264
Distributions receivable from Fidelity Central Funds		76,592
Prepaid expenses		825
Other receivables		137,047
Total assets		554,192,599

Liabilities
Payable for investments purchased	$ 14,969,767
Payable for fund shares redeemed	2,504,130
Accrued management fee	299,284
Other affiliated payables	131,390
Other payables and accrued expenses	408,677
Collateral on securities loaned, at value	63,293,623
Total liabilities		81,606,871

Net Assets		$ 472,585,728
Net Assets consist of:
Paid in capital		$ 766,836,063
Undistributed net investment income		1,876,107
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(319,525,520)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,399,078
Net Assets, for 27,359,447 shares outstanding		$ 472,585,728
Net Asset Value, offering price and redemption price per share ($472,585,728 ÷ 27,359,447 shares)		$ 17.27

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 5,633,793
Income from Fidelity Central Funds		134,322
		5,768,115
Less foreign taxes withheld		(559,445)
Total income		5,208,670

Expenses
Management fee Basic fee	$ 1,822,549
Performance adjustment	(157,342)
Transfer agent fees	689,139
Accounting and security lending fees	134,399
Custodian fees and expenses	45,088
Independent trustees' compensation	1,476
Registration fees	18,016
Audit	28,416
Legal	1,598
Interest	380
Miscellaneous	4,266
Total expenses before reductions	2,587,985
Expense reductions	(221,588)	2,366,397
Net investment income (loss)		2,842,273
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,110,185
Foreign currency transactions	(66,763)
Capital Gain Distributions from Fidelity Central Funds	1,004
Total net realized gain (loss)		18,044,426
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,462,447)
Assets and liabilities in foreign currencies	(75,659)
Total change in net unrealized appreciation (depreciation)		(7,538,106)
Net gain (loss)		10,506,320
Net increase (decrease) in net assets resulting from operations		$ 13,348,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Capital Appreciation Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,842,273	$ 9,901,244
Net realized gain (loss)	18,044,426	(134,505,738)
Change in net unrealized appreciation (depreciation)	(7,538,106)	228,258,256
Net increase (decrease) in net assets resulting from operations	13,348,593	103,653,762
Distributions to shareholders from net investment income	(9,633,705)	(18,820,678)
Share transactions Proceeds from sales of shares	17,296,844	35,731,816
Reinvestment of distributions	9,217,350	17,852,290
Cost of shares redeemed	(78,629,293)	(111,090,785)
Net increase (decrease) in net assets resulting from share transactions	(52,115,099)	(57,506,679)
Redemption fees	1,625	3,805
Total increase (decrease) in net assets	(48,398,586)	27,330,210

Net Assets
Beginning of period	520,984,314	493,654,104
End of period (including undistributed net investment income of $1,876,107 and undistributed net investment income of $8,667,539, respectively)	$ 472,585,728	$ 520,984,314
Other Information Shares
Sold	982,968	2,499,317
Issued in reinvestment of distributions	511,223	1,466,910
Redeemed	(4,502,004)	(8,182,319)
Net increase (decrease)	(3,007,813)	(4,216,092)

Financial Highlights

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.16	$ 14.27	$ 32.66	$ 27.47	$ 23.15	$ 19.63
Income from Investment Operations
Net investment income (loss) D	.10	.31	.50	.62	.38 G	.37
Net realized and unrealized gain (loss)	.33	3.14	(14.11)	7.04	6.85	3.38
Total from investment operations	.43	3.45	(13.61)	7.66	7.23	3.75
Distributions from net investment income	(.32)	(.56)	(.56)	(.22)	(.30)	(.17)
Distributions from net realized gain	-	-	(4.22)	(2.25)	(2.62)	(.06)
Total distributions	(.32)	(.56)	(4.78)	(2.47)	(2.92)	(.23)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 17.27	$ 17.16	$ 14.27	$ 32.66	$ 27.47	$ 23.15
Total Return B, C	2.43%	25.79%	(48.58)%	29.95%	34.81%	19.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.10%	1.16%	1.05%	1.09%	.95%
Expenses net of fee waivers, if any	1.01% A	1.10%	1.16%	1.05%	1.09%	.95%
Expenses net of all reductions	.92% A	1.07%	1.12%	1.01%	.99%	.84%
Net investment income (loss)	1.10% A	2.16%	2.11%	2.15%	1.51% G	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 472,586	$ 520,984	$ 493,654	$ 1,365,449	$ 1,070,464	$ 492,788
Portfolio turnover rate F	112% A	111%	112%	161%	143%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Fidelity Europe Capital Appreciation Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 50,607,258
Gross unrealized depreciation	(31,769,062)
Net unrealized appreciation (depreciation)	$ 18,838,196

Tax cost	$ 517,270,629

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $278,249,034 and $337,996,597, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $903 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,273,000.37%		$ 380

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,051 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $131,525.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $221,588 for the period.

Semiannual Report

Fidelity Europe Capital Appreciation Fund
Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Japan	.97%
Actual		$ 1,000.00	$ 1,127.00	$ 5.12
Hypothetical A		$ 1,000.00	$ 1,019.98	$ 4.86
Class F	.73%
Actual		$ 1,000.00	$ 1,128.00	$ 3.85
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan	92.7%
United States of America	7.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan	94.7%
United States of America	5.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.7	94.7
Short-Term Investments and Net Other Assets	7.3	5.3
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5.5	5.5
T&D Holdings, Inc. (Insurance)	5.0	2.5
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.0	2.9
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	3.8	3.1
Canon, Inc. (Office Electronics)	3.4	4.2
Honda Motor Co. Ltd. (Automobiles)	2.8	2.4
ORIX Corp. (Consumer Finance)	2.5	2.8
Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	2.5	1.9
NKSJ Holdings, Inc. (Insurance)	2.3	0.0
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2.3	2.1
	34.1
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	24.2
Consumer Discretionary	17.7	21.0
Industrials	14.9	16.8
Information Technology	13.3	16.2
Materials	6.8	5.6
Telecommunication Services	5.5	6.5
Consumer Staples	2.3	2.1
Health Care	1.1	1.7
Utilities	0.0	0.6

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 5.6%
Bridgestone Corp.	231,600	$ 3,860,056
Denso Corp.	739,900	21,593,799
NGK Spark Plug Co. Ltd.	204,000	2,777,771
NOK Corp.	553,600	9,477,151
Stanley Electric Co. Ltd.	1,034,200	21,282,962
Toyoda Gosei Co. Ltd.	269,400	7,531,613
		66,523,352
Automobiles - 4.1%
Honda Motor Co. Ltd.	956,400	32,363,960
Toyota Motor Corp.	399,100	15,421,231
		47,785,191
Household Durables - 1.5%
Sekisui House Ltd.	1,592,000	15,175,868
Sharp Corp.	226,000	2,927,311
		18,103,179
Leisure Equipment & Products - 1.4%
Nikon Corp.	479,500	10,885,750
Sega Sammy Holdings, Inc.	453,800	5,952,109
		16,837,859
Media - 1.5%
Fuji Media Holdings, Inc.	11,138	18,047,521
Multiline Retail - 1.1%
Isetan Mitsukoshi Holdings Ltd.	596,840	6,893,161
Takashimaya Co. Ltd.	670,000	6,352,328
		13,245,489
Specialty Retail - 2.5%
Nishimatsuya Chain Co. Ltd. (d)	576,300	6,491,274
Shimachu Co. Ltd.	150,000	3,120,409
Xebio Co. Ltd.	142,300	3,028,401
Yamada Denki Co. Ltd.	215,220	16,840,914
		29,480,998
TOTAL CONSUMER DISCRETIONARY		210,023,589
CONSUMER STAPLES - 2.3%
Beverages - 0.8%
Coca-Cola West Co. Ltd.	101,400	1,796,333
Kirin Holdings Co. Ltd.	552,000	7,908,790
		9,705,123
Food & Staples Retailing - 1.3%
FamilyMart Co. Ltd.	289,500	9,985,947
Seven & i Holdings Co., Ltd.	181,600	4,643,958
		14,629,905

	Shares	Value
Personal Products - 0.2%
Kose Corp.	101,100	$ 2,361,476
TOTAL CONSUMER STAPLES		26,696,504
FINANCIALS - 31.1%
Capital Markets - 1.3%
Matsui Securities Co. Ltd. (d)	563,000	4,228,755
Nomura Holdings, Inc.	1,559,900	10,782,781
		15,011,536
Commercial Banks - 11.3%
Chiba Bank Ltd.	1,299,000	8,226,955
Mitsubishi UFJ Financial Group, Inc.	8,673,700	45,201,356
Seven Bank Ltd.	1,656	3,258,052
Sumitomo Mitsui Financial Group, Inc.	1,451,300	47,999,722
Sumitomo Trust & Banking Co. Ltd.	4,812,000	29,102,347
		133,788,432
Consumer Finance - 3.6%
Credit Saison Co. Ltd.	863,400	12,628,151
ORIX Corp.	325,100	29,938,412
		42,566,563
Insurance - 9.8%
Dai-ichi Mutual Life Insurance Co.	5,401	9,228,793
MS&AD Insurance Group Holdings, Inc. (a)	315,000	9,054,388
NKSJ Holdings, Inc. (a)	3,772,000	27,387,459
Sony Financial Holdings, Inc.	3,191	11,516,544
T&D Holdings, Inc.	2,256,100	58,937,924
		116,125,108
Real Estate Investment Trusts - 1.8%
Japan Prime Realty Investment Corp.	1,991	4,767,123
Japan Real Estate Investment Corp.	1,060	8,858,725
Nomura Real Estate Office Fund, Inc.	1,412	7,982,242
		21,608,090
Real Estate Management & Development - 3.3%
Mitsubishi Estate Co. Ltd.	1,496,000	26,970,557
Mitsui Fudosan Co. Ltd.	615,000	11,389,958
		38,360,515
TOTAL FINANCIALS		367,460,244
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	159,600	8,036,921
Pharmaceuticals - 0.4%
Astellas Pharma, Inc.	137,400	4,811,308
TOTAL HEALTH CARE		12,848,229
INDUSTRIALS - 14.9%
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	420,000	6,001,992
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.8%
Asahi Glass Co. Ltd.	868,000	$ 10,257,383
Daikin Industries Ltd.	296,900	11,196,774
		21,454,157
Construction & Engineering - 0.2%
Kandenko Co. Ltd.	398,000	2,597,402
Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	1,854,000	16,524,636
Sumitomo Electric Industries Ltd.	718,200	8,838,606
		25,363,242
Machinery - 2.0%
Fanuc Ltd.	58,300	6,884,773
Kubota Corp.	977,000	8,581,674
NSK Ltd.	1,095,000	8,353,175
		23,819,622
Marine - 0.2%
Mitsui O.S.K. Lines Ltd.	369,000	2,758,858
Road & Rail - 1.5%
East Japan Railway Co.	261,300	17,480,281
Trading Companies & Distributors - 4.9%
Itochu Corp.	1,818,000	15,751,370
Mitsubishi Corp.	590,100	13,978,972
Mitsui & Co. Ltd.	1,473,000	22,139,036
Sumitomo Corp.	549,800	6,620,993
		58,490,371
Transportation Infrastructure - 1.6%
The Sumitomo Warehouse Co. Ltd.	3,862,000	18,378,729
TOTAL INDUSTRIALS		176,344,654
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 0.6%
Fujitsu Ltd.	1,004,000	7,060,467
Electronic Equipment & Components - 5.6%
Fujifilm Holdings Corp.	30,500	1,045,336
Horiba Ltd.	81,200	2,415,339
Ibiden Co. Ltd.	435,200	15,799,340
Nippon Electric Glass Co. Ltd.	390,000	5,983,073
Yamatake Corp.	835,400	20,820,520
Yaskawa Electric Corp.	1,427,000	12,700,650
Yokogawa Electric Corp.	893,000	7,632,793
		66,397,051
Internet Software & Services - 0.2%
Yahoo! Japan Corp.	7,758	2,970,552
IT Services - 0.5%
NTT Data Corp.	1,701	6,141,767
Office Electronics - 5.2%
Canon, Inc.	873,600	39,963,470

	Shares	Value
Konica Minolta Holdings, Inc.	1,313,000	$ 16,609,295
Ricoh Co. Ltd.	286,000	4,858,720
		61,431,485
Semiconductors & Semiconductor Equipment - 1.2%
ROHM Co. Ltd.	83,300	6,216,683
Tokyo Electron Ltd.	117,100	7,677,814
		13,894,497
TOTAL INFORMATION TECHNOLOGY		157,895,819
MATERIALS - 6.8%
Chemicals - 4.5%
JSR Corp.	754,700	15,410,568
Mitsubishi Chemical Holdings Corp.	1,124,000	5,999,269
Nissan Chemical Industries Co. Ltd.	588,000	7,942,769
Nitto Denko Corp.	311,600	12,257,660
Shin-Etsu Chemical Co., Ltd.	164,300	9,471,671
Ube Industries Ltd.	950,000	2,401,374
		53,483,311
Containers & Packaging - 0.5%
Toyo Seikan Kaisha Ltd.	369,000	6,349,169
Metals & Mining - 1.8%
Nippon Steel Corp.	1,454,000	5,158,863
Sumitomo Metal Industries Ltd.	5,767,000	15,654,789
		20,813,652
TOTAL MATERIALS		80,646,132
TELECOMMUNICATION SERVICES - 5.5%
Wireless Telecommunication Services - 5.5%
NTT DoCoMo, Inc.	41,805	65,043,343
TOTAL COMMON STOCKS (Cost $1,128,020,882)		1,096,958,514
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.21% (b)	86,675,873	86,675,873
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,604,000	2,604,000
TOTAL MONEY MARKET FUNDS (Cost $89,279,873)		89,279,873
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,217,300,755)	1,186,238,387
NET OTHER ASSETS - (0.2)%	(2,715,063)
NET ASSETS - 100%	$ 1,183,523,324
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,167
Fidelity Securities Lending Cash Central Fund	16,087
Total	$ 84,254
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 210,023,589	$ 94,550,125	$ 115,473,464	$ -
Consumer Staples	26,696,504	14,143,756	12,552,748	-
Financials	367,460,244	102,937,350	264,522,894	-
Health Care	12,848,229	8,036,921	4,811,308	-
Industrials	176,344,654	20,976,131	155,368,523	-
Information Technology	157,895,819	63,935,605	93,960,214	-
Materials	80,646,132	27,668,228	52,977,904	-
Telecommunication Services	65,043,343	-	65,043,343	-
Money Market Funds	89,279,873	89,279,873	-	-
Total Investments in Securities:	$ 1,186,238,387	$ 421,527,989	$ 764,710,398	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $389,019,008 of which $151,185,501 and $237,833,507 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,445,152) - See accompanying schedule: Unaffiliated issuers (cost $1,128,020,882)	$ 1,096,958,514
Fidelity Central Funds (cost $89,279,873)	89,279,873
Total Investments (cost $1,217,300,755)		$ 1,186,238,387
Receivable for investments sold		2,848,059
Receivable for fund shares sold		496,054
Dividends receivable		9,571,960
Distributions receivable from Fidelity Central Funds		16,853
Prepaid expenses		1,629
Other receivables		15,192
Total assets		1,199,188,134

Liabilities
Payable for investments purchased	$ 11,696,563
Payable for fund shares redeemed	327,395
Accrued management fee	707,964
Other affiliated payables	255,649
Other payables and accrued expenses	73,239
Collateral on securities loaned, at value	2,604,000
Total liabilities		15,664,810

Net Assets		$ 1,183,523,324
Net Assets consist of:
Paid in capital		$ 1,648,672,768
Undistributed net investment income		5,906,647
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(439,865,731)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,190,360)
Net Assets		$ 1,183,523,324

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)
Japan: Net Asset Value, offering price and redemption price per share ($1,128,154,617 ÷ 101,487,730 shares)	$ 11.12

Class F: Net Asset Value, offering price and redemption price per share ($55,368,707 ÷ 4,973,113 shares)	$ 11.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 11,905,348
Income from Fidelity Central Funds		84,254
		11,989,602
Less foreign taxes withheld		(833,374)
Total income		11,156,228

Expenses
Management fee Basic fee	$ 3,766,180
Performance adjustment	(276,117)
Transfer agent fees	1,234,395
Accounting and security lending fees	247,336
Custodian fees and expenses	75,549
Independent trustees' compensation	2,887
Registration fees	14,641
Audit	34,632
Legal	2,950
Miscellaneous	8,439
Total expenses before reductions	5,110,892
Expense reductions	(7,661)	5,103,231
Net investment income (loss)		6,052,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,636,589)
Foreign currency transactions	105,007
Total net realized gain (loss)		(9,531,582)
Change in net unrealized appreciation (depreciation) on: Investment securities	130,518,184
Assets and liabilities in foreign currencies	(171,015)
Total change in net unrealized appreciation (depreciation)		130,347,169
Net gain (loss)		120,815,587
Net increase (decrease) in net assets resulting from operations		$ 126,868,584

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,052,997	$ 8,504,736
Net realized gain (loss)	(9,531,582)	(243,143,523)
Change in net unrealized appreciation (depreciation)	130,347,169	346,812,316
Net increase (decrease) in net assets resulting from operations	126,868,584	112,173,529
Distributions to shareholders from net investment income	(6,665,780)	(12,255,123)
Distributions to shareholders from net realized gain	(9,507,465)	(1,114,103)
Total distributions	(16,173,245)	(13,369,226)
Share transactions - net increase (decrease)	122,523,779	(173,975,850)
Redemption fees	22,468	118,891
Total increase (decrease) in net assets	233,241,586	(75,052,656)

Net Assets
Beginning of period	950,281,738	1,025,334,394
End of period (including undistributed net investment income of $5,906,647 and undistributed net investment income of $6,519,430, respectively)	$ 1,183,523,324	$ 950,281,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Financial Highlights - Japan

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.03	$ 18.00	$ 16.85	$ 15.00	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.06	.08	.10	.04	.01	.03
Net realized and unrealized gain (loss)	1.20	1.04	(6.64)	1.35	1.85	3.34
Total from investment operations	1.26	1.12	(6.54)	1.39	1.86	3.37
Distributions from net investment income	(.07)	(.11)	(.04)	(.01)	(.02)	-
Distributions from net realized gain	(.10)	(.01)	(2.39)	(.23)	(.01)	-
Total distributions	(.17)	(.12)	(2.43)	(.24)	(.03)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	.02	- H
Net asset value, end of period	$ 11.12	$ 10.03	$ 9.03	$ 18.00	$ 16.85	$ 15.00
Total Return B, C	12.70%	12.84%	(41.88)%	8.36%	12.54%	28.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.90%	1.12%	1.08%	1.08%	1.03%
Expenses net of fee waivers, if any	.97% A	.90%	1.12%	1.08%	1.08%	1.03%
Expenses net of all reductions	.97% A	.89%	1.10%	1.06%	1.05%	1.02%
Net investment income (loss)	1.13% A	.90%	.72%	.24%	.08%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,128,155	$ 944,902	$ 1,025,334	$ 1,779,451	$ 1,763,387	$ 1,075,145
Portfolio turnover rate F	43% A	73%	78%	158%	78%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.06
Income from Investment Operations
Net investment income (loss) D	.07	- I
Net realized and unrealized gain (loss)	1.20	(.02)
Total from investment operations	1.27	(.02)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.10)	-
Total distributions	(.18)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.13	$ 10.04
Total Return B, C	12.80%	(.20)%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.69% A
Expenses net of fee waivers, if any	.73% A	.69% A
Expenses net of all reductions	.73% A	.68% A
Net investment income (loss)	1.37% A	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,369	$ 5,380
Portfolio turnover rate F	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Japan and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,746,195
Gross unrealized depreciation	(146,109,593)
Net unrealized appreciation (depreciation)	$ (59,363,398)
Tax cost	$ 1,245,601,785

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $286,453,592 and $210,050,432, respectively.

Semiannual Report

Fidelity Japan Fund
Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Japan, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Japan. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Japan	$ 1,234,395.24

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,065 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,087.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,661 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Japan	$ 6,581,344	$ 12,255,123
Class F	84,436	-
Total	$ 6,665,780	$ 12,255,123
From net realized gain
Japan	$ 9,401,920	$ 1,114,103
Class F	105,545	-
Total	$ 9,507,465	$ 1,114,103

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Japan
Shares sold	15,525,753	14,149,369	$ 162,948,555	$ 138,053,275
Reinvestment of distributions	1,440,939	1,672,325	14,827,260	12,626,051
Shares redeemed	(9,717,130)	(35,103,846)	(101,501,585)	(330,281,121)
Net increase (decrease)	7,249,562	(19,282,152)	$ 76,274,230	$ (179,601,795)
Class F
Shares sold	4,533,877	547,276	$ 47,268,110	$ 5,744,073
Reinvestment of distributions	18,463	-	189,982	-
Shares redeemed	(115,080)	(11,423)	(1,208,543)	(118,128)
Net increase (decrease)	4,437,260	535,853	$ 46,249,549	$ 5,625,945

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 was the owner of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 52% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.09%	$ 1,000.00	$ 1,063.80	$ 5.58
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.39	$ 5.46

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan	98.8%
United States of America	1.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan	99.8%
United States of America	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	99.8
Short-Term Investments and Net Other Assets	1.2	0.2
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Stanley Electric Co. Ltd. (Auto Components)	5.7	5.5
ORIX Corp. (Consumer Finance)	5.5	5.3
Daikin Industries Ltd. (Building Products)	4.6	5.0
Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)	4.1	1.4
Osaka Securities Exchange Co. Ltd. (Diversified Financial Services)	3.7	3.5
DeNA Co. Ltd. (Internet & Catalog Retail)	3.5	0.1
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	3.5	1.7
Pigeon Corp. (Household Products)	3.3	3.3
Point, Inc. (Specialty Retail)	3.0	2.8
Honda Motor Co. Ltd. (Automobiles)	2.9	1.3
	39.8
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	20.1
Consumer Discretionary	24.7	35.4
Information Technology	19.5	15.6
Industrials	14.5	14.2
Consumer Staples	6.3	5.0
Materials	6.2	7.8
Health Care	2.3	1.7
Telecommunication Services	0.0	0.0

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 6.1%
Nippon Seiki Co. Ltd.	46,000	$ 507,357
Stanley Electric Co. Ltd.	947,000	19,488,462
Yachiyo Industry Co. Ltd.	85,200	824,516
		20,820,335
Automobiles - 3.5%
Honda Motor Co. Ltd.	296,500	10,033,369
Mazda Motor Corp.	702,000	2,073,166
		12,106,535
Household Durables - 3.9%
Arnest One Corp.	575,700	5,945,161
Haseko Corp. (a)	3,515,000	3,704,727
Hitachi Koki Co. Ltd.	228,000	2,534,142
Sanyo Electric Co. Ltd. (a)	659,000	1,046,723
		13,230,753
Internet & Catalog Retail - 5.6%
DeNA Co. Ltd.	1,468	12,018,439
Start Today Co. Ltd. (d)	3,010	7,130,044
		19,148,483
Leisure Equipment & Products - 0.4%
Kimoto Co. Ltd.	182,900	1,567,492
Media - 0.4%
CyberAgent, Inc. (d)	208	363,164
Opt, Inc.	577	933,102
		1,296,266
Multiline Retail - 0.8%
Ryohin Keikaku Co. Ltd.	55,200	2,509,358
Zakkaya Bulldog Co. Ltd.	39,400	101,090
		2,610,448
Specialty Retail - 3.8%
Bals Corp.	424	460,879
Bell-Park Co., Ltd.	89	132,368
MEGANE TOP CO. LTD. (d)	194,690	1,629,153
Pal Co. Ltd.	11,400	388,374
Point, Inc.	157,810	10,231,693
		12,842,467
Textiles, Apparel & Luxury Goods - 0.2%
Japan Vilene Co. Ltd.	142,000	662,153
TOTAL CONSUMER DISCRETIONARY		84,284,932
CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 1.0%
Aeon Co. Ltd.	290,100	3,321,733

	Shares	Value
Household Products - 5.3%
Pigeon Corp.	297,400	$ 11,176,642
Uni-Charm Corp.	69,800	6,791,994
		17,968,636
TOTAL CONSUMER STAPLES		21,290,369
FINANCIALS - 25.3%
Capital Markets - 0.4%
SBI Holdings, Inc.	6,117	1,328,508
Commercial Banks - 5.3%
Mitsubishi UFJ Financial Group, Inc.	1,171,100	6,102,967
Sumitomo Mitsui Financial Group, Inc.	358,400	11,853,580
		17,956,547
Consumer Finance - 6.8%
ORIX Corp.	203,730	18,761,466
Promise Co. Ltd. (a)(d)	481,900	4,607,114
		23,368,580
Diversified Financial Services - 4.5%
Japan Securities Finance Co. Ltd.	391,200	2,811,242
Osaka Securities Exchange Co. Ltd.	2,421	12,500,639
		15,311,881
Insurance - 3.9%
Fuji Fire & Marine Insurance Co. Ltd. (a)	2,808,000	4,394,507
MS&AD Insurance Group Holdings, Inc. (a)	116,860	3,359,034
T&D Holdings, Inc.	215,650	5,633,599
		13,387,140
Real Estate Management & Development - 4.4%
Airport Facilities Co. Ltd.	158,400	809,454
Leopalace21 Corp. (a)	1,020,000	6,396,040
Nisshin Fudosan Co. Ltd.	58,900	430,165
Nomura Real Estate Holdings, Inc.	62,000	1,102,970
Shoei Co.	265,300	2,059,020
Takara Leben Co. Ltd. (d)	316,200	1,662,970
Takara Leben Co. Ltd. rights 5/31/10 (a)(d)	316,200	589,109
Toc Co. Ltd.	100,400	464,963
Toho Real Estate Co. Ltd.	31,900	205,467
Tokyo Tatemono Co. Ltd.	270,000	1,253,274
		14,973,432
TOTAL FINANCIALS		86,326,088
HEALTH CARE - 2.3%
Biotechnology - 1.4%
Sosei Group Corp. (a)(d)	3,475	4,813,132
Health Care Equipment & Supplies - 0.8%
Sysmex Corp.	43,600	2,622,591
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Rohto Pharmaceutical Co. Ltd.	42,000	$ 460,109
TOTAL HEALTH CARE		7,895,832
INDUSTRIALS - 14.5%
Building Products - 6.4%
Central Glass Co. Ltd.	170,000	821,676
Daikin Industries Ltd.	412,600	15,560,084
Nichias Corp. (a)	983,000	4,227,957
Noritz Corp.	21,400	328,074
Shinko Kogyo Co. Ltd.	203,000	899,052
		21,836,843
Commercial Services & Supplies - 0.1%
Aeon Delight Co. Ltd. (d)	24,400	472,778
Construction & Engineering - 0.1%
Yahagi Construction Co. Ltd.	48,000	297,413
Electrical Equipment - 3.8%
Mitsubishi Electric Corp.	233,000	2,076,721
Nippon Carbon Co. Ltd.	300,000	1,092,303
NPC, Inc. (d)	108,100	2,148,650
Panasonic Electric Works Co., Ltd.	612,000	7,534,784
		12,852,458
Machinery - 3.5%
Asahi Diamond Industrial Co. Ltd.	86,000	896,348
Fanuc Ltd.	13,600	1,606,053
HIRANO TECSEED Co. Ltd.	172,000	2,050,889
Hoshizaki Electric Co. Ltd.	46,200	677,285
Kubota Corp.	249,000	2,187,141
Miura Co. Ltd.	52,600	1,290,220
Nitta Corp.	197,700	3,129,776
		11,837,712
Marine - 0.0%
Japan Transcity Corp.	9,000	29,703
Professional Services - 0.0%
Outsourcing, Inc.	364	179,423
Road & Rail - 0.6%
East Japan Railway Co.	600	40,138
West Japan Railway Co.	546	1,984,718
		2,024,856
TOTAL INDUSTRIALS		49,531,186
INFORMATION TECHNOLOGY - 19.5%
Computers & Peripherals - 0.1%
Mutoh Holdings Co. Ltd. (a)	236,000	386,926
Electronic Equipment & Components - 3.6%
Hitachi Ltd. (a)	526,000	2,311,959
Horiba Ltd.	28,300	841,799

	Shares	Value
Mitsumi Electric Co. Ltd.	44,600	$ 970,539
Nippon Chemi-con Corp. (a)	346,000	1,447,653
Origin Electric Co. Ltd.	442,000	1,788,140
Shinko Shoji Co. Ltd.	50,700	543,542
TDK Corp.	53,100	3,398,618
Yamatake Corp.	36,800	917,160
		12,219,410
Internet Software & Services - 3.8%
GREE, Inc.	85,200	4,725,775
Kakaku.com, Inc. (d)	1,674	6,326,733
mixi, Inc. (a)(d)	282	1,804,344
		12,856,852
IT Services - 1.1%
CAC Corp.	63,300	513,516
ITOCHU Techno-Solutions Corp.	22,900	867,923
NEC Fielding Ltd.	32,700	440,038
Net One Systems Co. Ltd.	1,012	1,466,339
SBI VeriTrans Co., Ltd.	489	329,540
		3,617,356
Office Electronics - 3.1%
Canon, Inc.	80,000	3,659,658
Ricoh Co. Ltd.	418,000	7,101,207
		10,760,865
Semiconductors & Semiconductor Equipment - 5.2%
Elpida Memory, Inc. (a)	644,000	13,918,024
Ferrotec Corp. (d)	281,900	3,118,217
Samco, Inc.	33,300	810,077
		17,846,318
Software - 2.6%
Nintendo Co. Ltd.	26,000	8,734,579
TOTAL INFORMATION TECHNOLOGY		66,422,306
MATERIALS - 6.2%
Chemicals - 4.4%
Ishihara Sangyo Kaisha Ltd. (a)	527,000	482,508
Kanto Denka Kogyo Co. Ltd. (d)	659,000	4,869,009
Mitsui Chemicals, Inc.	471,000	1,547,182
Stella Chemifa Corp.	109,100	4,198,834
Tanaka Chemical Corp. (d)	80,000	1,443,628
Toda Kogyo Corp. (d)	318,000	2,278,441
		14,819,602
Metals & Mining - 1.8%
Chuo Denki Kogyo Co. Ltd.	135,000	967,263
Nippon Denko Co. Ltd.	66,000	470,073
Tokyo Rope Manufacturing Co. Ltd.	287,000	760,811
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Toyo Kohan Co. Ltd.	342,000	$ 1,922,453
Yamato Kogyo Co. Ltd.	67,500	2,155,142
		6,275,742
TOTAL MATERIALS		21,095,344
TOTAL COMMON STOCKS (Cost $297,575,817)		336,846,057
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.21% (b)	273,869	273,869
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	16,832,942	16,832,942
TOTAL MONEY MARKET FUNDS (Cost $17,106,811)		17,106,811
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $314,682,628)	353,952,868
NET OTHER ASSETS - (3.8)%	(12,974,351)
NET ASSETS - 100%	$ 340,978,517
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,240
Fidelity Securities Lending Cash Central Fund	371,553
Total	$ 372,793
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,284,932	$ 71,131,674	$ 13,153,258	$ -
Consumer Staples	21,290,369	17,968,636	3,321,733	-
Financials	86,326,088	59,376,908	26,949,180	-
Health Care	7,895,832	7,895,832	-	-
Industrials	49,531,186	18,541,547	30,989,639	-
Information Technology	66,422,306	40,245,746	26,176,560	-
Materials	21,095,344	19,548,162	1,547,182	-
Money Market Funds	17,106,811	17,106,811	-	-
Total Investments in Securities:	$ 353,952,868	$ 251,815,316	$ 102,137,552	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $123,913,282 of which $58,533,238 and $65,380,044 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,967,384) - See accompanying schedule: Unaffiliated issuers (cost $297,575,817)	$ 336,846,057
Fidelity Central Funds (cost $17,106,811)	17,106,811
Total Investments (cost $314,682,628)		$ 353,952,868
Foreign currency held at value (cost $96,760)		96,760
Receivable for investments sold		3,690,211
Receivable for fund shares sold		130,477
Dividends receivable		2,216,780
Distributions receivable from Fidelity Central Funds		38,213
Prepaid expenses		663
Other receivables		5,831
Total assets		360,131,803

Liabilities
Payable for investments purchased	$ 1,781,000
Payable for fund shares redeemed	167,430
Accrued management fee	200,825
Other affiliated payables	90,869
Other payables and accrued expenses	80,220
Collateral on securities loaned, at value	16,832,942
Total liabilities		19,153,286

Net Assets		$ 340,978,517
Net Assets consist of:
Paid in capital		$ 403,873,676
Undistributed net investment income		821,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,943,412)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,226,371
Net Assets, for 37,960,144 shares outstanding		$ 340,978,517
Net Asset Value, offering price and redemption price per share ($340,978,517 ÷ 37,960,144 shares)		$ 8.98

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,866,932
Income from Fidelity Central Funds (including $371,553 from security lending)		372,793
		3,239,725
Less foreign taxes withheld		(200,685)
Total income		3,039,040

Expenses
Management fee	$ 1,288,827
Transfer agent fees	478,554
Accounting and security lending fees	97,923
Custodian fees and expenses	63,036
Independent trustees' compensation	1,107
Registration fees	10,287
Audit	28,970
Legal	1,138
Interest	593
Miscellaneous	3,369
Total expenses before reductions	1,973,804
Expense reductions	(3,152)	1,970,652
Net investment income (loss)		1,068,388
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,201,075
Capital gain distributions from Fidelity Central Funds	1,744
Foreign currency transactions	(70,035)
Total net realized gain (loss)		32,132,784
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,913,022)
Assets and liabilities in foreign currencies	(64,938)
Total change in net unrealized appreciation (depreciation)		(12,977,960)
Net gain (loss)		19,154,824
Net increase (decrease) in net assets resulting from operations		$ 20,223,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,068,388	$ 1,165,882
Net realized gain (loss)	32,132,784	(66,300,010)
Change in net unrealized appreciation (depreciation)	(12,977,960)	136,778,267
Net increase (decrease) in net assets resulting from operations	20,223,212	71,644,139
Distributions to shareholders from net investment income	(1,348,099)	(2,197,996)
Distributions to shareholders from net realized gain	(5,392,393)	(549,498)
Total distributions	(6,740,492)	(2,747,494)
Share transactions Proceeds from sales of shares	36,934,468	69,815,224
Reinvestment of distributions	4,237,697	1,683,605
Cost of shares redeemed	(109,431,547)	(138,732,098)
Net increase (decrease) in net assets resulting from share transactions	(68,259,382)	(67,233,269)
Redemption fees	41,088	116,866
Total increase (decrease) in net assets	(54,735,574)	1,780,242

Net Assets
Beginning of period	395,714,091	393,933,849
End of period (including undistributed net investment income of $821,882 and undistributed net investment income of $1,101,593, respectively)	$ 340,978,517	$ 395,714,091
Other Information Shares
Sold	4,315,625	9,049,354
Issued in reinvestment of distributions	497,382	259,816
Redeemed	(12,927,979)	(19,628,461)
Net increase (decrease)	(8,114,972)	(10,319,291)

Financial Highlights

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 6.99	$ 12.63	$ 13.43	$ 14.25	$ 11.58
Income from Investment Operations
Net investment income (loss) D	.03	.02	.04	.03	.01	.03
Net realized and unrealized gain (loss)	.51	1.63	(5.45)	(.46)	- H	2.69
Total from investment operations	.54	1.65	(5.41)	(.43)	.01	2.72
Distributions from net investment income	(.03)	(.04)	(.02)	(.01)	(.02)	(.01)
Distributions from net realized gain	(.12)	(.01)	(.21)	(.36)	(.83)	(.05)
Total distributions	(.15)	(.05)	(.23)	(.37)	(.85)	(.06)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.02	.01
Net asset value, end of period	$ 8.98	$ 8.59	$ 6.99	$ 12.63	$ 13.43	$ 14.25
Total Return B, C	6.38%	23.84%	(43.58)%	(3.27)%	(.36)%	23.69%
Ratios to Average Net Assets E, G
Expenses before reductions	1.09% A	1.16%	1.05%	1.02%	1.02%	1.02%
Expenses net of fee waivers, if any	1.09% A	1.16%	1.05%	1.02%	1.02%	1.02%
Expenses net of all reductions	1.08% A	1.14%	1.03%	1.00%	1.01%	1.01%
Net investment income (loss)	.59% A	.33%	.44%	.23%	.09%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,979	$ 395,714	$ 393,934	$ 811,653	$ 1,217,239	$ 1,406,673
Portfolio turnover rate F	88% A	183%	86%	76%	98%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,473,323
Gross unrealized depreciation	(16,740,071)
Net unrealized appreciation (depreciation)	$ 30,733,252
Tax cost	$ 323,219,616

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $159,897,260 and $237,017,718, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.
Semiannual Report

Fidelity Japan Smaller Companies Fund
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,991,000.40%		$ 593

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $755 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,152 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.03%	$ 1,000.00	$ 1,102.70	$ 5.37
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.69	$ 5.16

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Brazil	62.4%
Mexico	19.3%
Chile	9.5%
United States of America	3.9%
Luxembourg	1.6%
Peru	1.6%
Panama	0.9%
Colombia	0.3%
Bahamas (Nassau)	0.2%
Other	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Brazil	66.2%
Mexico	16.0%
Chile	6.5%
United States of America	3.7%
Peru	3.1%
Canada	1.6%
Bermuda	1.5%
Luxembourg	0.7%
Panama	0.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	96.3
Short-Term Investments and Net Other Assets	2.4	3.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) (Brazil, Metals & Mining)	9.5	8.1
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	8.5	6.8
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	7.8	8.3
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	7.5	11.1
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	5.9	6.6
Vale SA sponsored ADR (Brazil, Metals & Mining)	3.5	3.1
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	3.3	2.2
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	3.0	3.7
CAP SA (Chile, Metals & Mining)	2.7	2.3
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	2.6	3.0
	54.3
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	22.5	21.0
Financials	15.5	12.3
Energy	14.9	18.4
Consumer Staples	13.0	10.4
Telecommunication Services	12.1	17.1
Utilities	7.2	8.2
Industrials	6.1	4.3
Consumer Discretionary	5.7	4.6
Health Care	0.6	0.0

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Bahamas (Nassau) - 0.2%
Petrominerales Ltd. (a)	283,900	$ 9,079,660
Bermuda - 0.2%
GP Investments, Ltd. unit (a)	1,670,510	7,737,625
Brazil - 62.4%
AES Tiete SA (PN) (non-vtg.)	5,926,800	66,192,461
Banco Bradesco SA:
(PN)	2,914,220	53,574,228
(PN) sponsored ADR	3,900,410	72,625,634
BM&F BOVESPA SA	1,576,100	10,383,696
Bradespar SA (PN)	556,200	12,759,685
Brascan Residential Properties SA	4,314,800	19,414,676
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	2,286,187	40,214,029
sponsored ADR	2,392,000	34,181,680
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	1,127,326	110,252,483
sponsored ADR (d)	66,745	5,629,941
Companhia de Concessoes Rodoviarias	1,571,700	36,173,653
Companhia de Saneamento de Minas Gerais	61,112	886,114
CPFL Energia SA sponsored ADR (d)	261,112	16,238,555
Drogasil SA	211,400	3,551,817
Eletropaulo Metropolitana SA (PN-B)	777,360	17,251,805
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR (a)	112,500	2,709,000
Equatorial Energia SA	3,046,623	27,206,530
Gerdau SA	370,600	4,601,714
Gerdau SA sponsored ADR	1,146,000	18,794,400
Itau Unibanco Banco Multiplo SA	4,430,037	96,046,373
Itau Unibanco Banco Multiplo SA ADR	12,090,662	262,125,552
Light SA	1,059,000	14,319,457
Lojas Americanas SA (PN)	6,441,100	47,142,203
Multiplus SA	1,116,000	13,099,571
Net Servicos de Comunicacao SA:
sponsored ADR (a)	363,700	4,273,475
(PN) (a)	7,918,700	93,541,765
Odontoprev SA	809,100	26,559,541
OGX Petroleo e Gas Participacoes SA	5,577,200	55,773,605
Petroleo Brasileiro SA - Petrobras:
(ON)	589,700	12,462,776
(PN) (non-vtg.)	7,299,660	137,639,091
(PN) sponsored ADR (non-vtg.)	4,708,040	178,623,038
(ON) sponsored ADR	5,560,320	235,924,378
Souza Cruz Industria Comerico	1,943,200	75,359,866
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	3,823,700	67,564,779
TIM Participacoes SA	6,681,700	17,185,304
TIM Participacoes SA sponsored ADR (non-vtg.)	1,443,370	37,513,186

	Shares	Value
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	578,775	$ 18,386,126
(PN-A) (non-vtg.)	2,126,650	69,515,801
Vale SA:
(PN-A)	1,766,800	47,414,225
(PN-A) sponsored ADR	13,261,100	356,856,199
sponsored ADR (d)	4,835,900	148,123,617
Vivo Participacoes SA:
(PN)	786,486	20,816,684
sponsored ADR (d)	1,986,400	52,580,008
TOTAL BRAZIL		2,641,488,721
Canada - 0.1%
Silver Standard Resources, Inc. (a)	273,300	5,605,385
Chile - 9.5%
Banco de Credito e Inversiones	178,653	7,384,347
Banco Santander Chile sponsored ADR	1,286,475	84,765,838
CAP SA	3,565,432	114,736,905
Cencosud SA	5,016,437	20,551,008
Compania Cervecerias Unidas SA	2,822,826	24,205,754
Compania Cervecerias Unidas SA sponsored ADR	232,257	10,021,890
Empresa Nacional de Electricidad SA	7,283,734	11,312,631
Empresas La Polar SA	1,729,839	10,100,034
Enersis SA	44,579,508	17,824,932
Enersis SA sponsored ADR	3,176,900	63,188,541
Lan Airlines SA	249,843	4,766,251
SACI Falabella	3,204,673	20,279,693
Vina Concha y Toro SA sponsored ADR (d)	357,750	15,580,013
TOTAL CHILE		404,717,837
Colombia - 0.3%
BanColombia SA sponsored ADR (d)	261,572	12,225,875
Luxembourg - 1.6%
Millicom International Cellular SA	313,767	27,699,351
Ternium SA sponsored ADR (a)(d)	1,120,954	41,408,041
TOTAL LUXEMBOURG		69,107,392
Mexico - 19.3%
America Movil SAB de CV:
Series L	2,463,900	6,361,577
Series L sponsored ADR	6,220,956	320,254,815
Bolsa Mexicana de Valores SA de CV (a)	10,772,700	18,073,091
Coca-Cola FEMSA SAB de CV sponsored ADR	437,415	30,619,050
Fomento Economico Mexicano SAB de CV sponsored ADR	387,695	18,349,604
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	2,628,943	93,090,872
Grupo Bimbo Sab de CV Series A	3,482,000	27,836,311
Grupo Comercial Chedraui de CV (a)	3,241,800	9,468,320
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte SAB de CV Series O	6,410,300	$ 26,623,001
Grupo Modelo SAB de CV Series C	9,413,000	51,926,093
Grupo Televisa SA de CV (CPO) sponsored ADR	1,795,200	37,304,256
Industrias Penoles SA de CV	987,255	20,820,367
Kimberly-Clark de Mexico SA de CV Series A	3,205,700	18,598,149
Wal-Mart de Mexico SA de CV Series V (d)	60,100,432	139,939,911
TOTAL MEXICO		819,265,417
Panama - 0.9%
Copa Holdings SA Class A	640,000	36,275,200
Peru - 1.6%
Compania de Minas Buenaventura SA sponsored ADR	2,023,596	66,556,072
United States of America - 1.5%
NII Holdings, Inc. (a)	642,100	27,237,882
Southern Copper Corp.	1,139,200	34,836,736
TOTAL UNITED STATES OF AMERICA		62,074,618
TOTAL COMMON STOCKS (Cost $2,461,270,015)		4,134,133,802
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	46,709,648	$ 46,709,648
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	81,452,400	81,452,400
TOTAL MONEY MARKET FUNDS (Cost $128,162,048)		128,162,048
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,589,432,063)	4,262,295,850
NET OTHER ASSETS - (0.6)%	(26,100,547)
NET ASSETS - 100%	$ 4,236,195,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,214
Fidelity Securities Lending Cash Central Fund	253,012
Total	$ 298,226
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $659,596,614 of which $156,435,569 and $503,161,045 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $75,872,119) - See accompanying schedule: Unaffiliated issuers (cost $2,461,270,015)	$ 4,134,133,802
Fidelity Central Funds (cost $128,162,048)	128,162,048
Total Investments (cost $2,589,432,063)		$ 4,262,295,850
Foreign currency held at value (cost $34,474,487)		34,705,880
Receivable for investments sold		26,023,648
Receivable for fund shares sold		4,164,272
Dividends receivable		27,822,949
Distributions receivable from Fidelity Central Funds		37,754
Prepaid expenses		5,830
Other receivables		669,690
Total assets		4,355,725,873

Liabilities
Payable for investments purchased	$ 15,661,749
Payable for fund shares redeemed	18,234,345
Accrued management fee	2,627,108
Other affiliated payables	930,248
Other payables and accrued expenses	624,720
Collateral on securities loaned, at value	81,452,400
Total liabilities		119,530,570

Net Assets		$ 4,236,195,303
Net Assets consist of:
Paid in capital		$ 3,034,976,755
Undistributed net investment income		32,157,639
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(504,077,866)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,673,138,775
Net Assets, for 82,919,529 shares outstanding		$ 4,236,195,303
Net Asset Value, offering price and redemption price per share ($4,236,195,303 ÷ 82,919,529 shares)		$ 51.09

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 79,421,213
Interest		493
Income from Fidelity Central Funds		298,226
		79,719,932
Less foreign taxes withheld		(8,221,701)
Total income		71,498,231

Expenses
Management fee	$ 15,879,578
Transfer agent fees	4,912,458
Accounting and security lending fees	800,817
Custodian fees and expenses	1,232,548
Independent trustees' compensation	12,295
Registration fees	101,405
Audit	37,822
Legal	11,303
Interest	6,959
Miscellaneous	31,467
Total expenses before reductions	23,026,652
Expense reductions	(1,124,613)	21,902,039
Net investment income (loss)		49,596,192
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	187,138,794
Foreign currency transactions	(1,548,362)
Capital gain distributions from Fidelity Central Funds	16,900
Total net realized gain (loss)		185,607,332
Change in net unrealized appreciation (depreciation) on: Investment securities	164,828,235
Assets and liabilities in foreign currencies	(202,031)
Total change in net unrealized appreciation (depreciation)		164,626,204
Net gain (loss)		350,233,536
Net increase (decrease) in net assets resulting from operations		$ 399,829,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,596,192	$ 57,543,805
Net realized gain (loss)	185,607,332	(469,604,930)
Change in net unrealized appreciation (depreciation)	164,626,204	1,902,747,452
Net increase (decrease) in net assets resulting from operations	399,829,728	1,490,686,327
Distributions to shareholders from net investment income	(60,321,165)	(34,726,095)
Distributions to shareholders from net realized gain	(33,986,366)	-
Total distributions	(94,307,531)	(34,726,095)
Share transactions Proceeds from sales of shares	731,947,112	1,172,903,800
Reinvestment of distributions	91,421,119	33,594,867
Cost of shares redeemed	(937,485,348)	(845,652,662)
Net increase (decrease) in net assets resulting from share transactions	(114,117,117)	360,846,005
Redemption fees	1,041,771	1,335,831
Total increase (decrease) in net assets	192,446,851	1,818,142,068

Net Assets
Beginning of period	4,043,748,452	2,225,606,384
End of period (including undistributed net investment income of $32,157,639 and undistributed net investment income of $42,882,612, respectively)	$ 4,236,195,303	$ 4,043,748,452
Other Information Shares
Sold	14,198,543	31,352,380
Issued in reinvestment of distributions	1,745,066	1,344,639
Redeemed	(18,539,384)	(24,759,791)
Net increase (decrease)	(2,595,775)	7,937,228

Financial Highlights

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 47.29	$ 28.69	$ 67.90	$ 41.13	$ 29.40	$ 18.10
Income from Investment Operations
Net investment income (loss) D	.56	.72	.83	.68	.82	.57
Net realized and unrealized gain (loss)	4.31	18.32	(37.74)	27.43	11.68	10.98
Total from investment operations	4.87	19.04	(36.91)	28.11	12.50	11.55
Distributions from net investment income	(.69)	(.46)	(.65)	(.61)	(.46)	(.30)
Distributions from net realized gain	(.39)	-	(1.72)	(.77)	(.38)	-
Total distributions	(1.08)	(.46)	(2.37)	(1.38)	(.84)	(.30)
Redemption fees added to paid in capital D	.01	.02	.07	.04	.07	.05
Net asset value, end of period	$ 51.09	$ 47.29	$ 28.69	$ 67.90	$ 41.13	$ 29.40
Total Return B, C	10.27%	67.88%	(56.20)%	70.35%	43.57%	64.94%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	1.07%	1.02%	1.00%	1.05%	1.10%
Expenses net of fee waivers, if any	1.03% A	1.07%	1.02%	1.00%	1.05%	1.10%
Expenses net of all reductions	.98% A	1.05%	1.00%	.98%	1.02%	1.04%
Net investment income (loss)	2.21% A	2.04%	1.41%	1.33%	2.23%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,236,195	$ 4,043,748	$ 2,225,606	$ 6,219,690	$ 3,122,473	$ 1,384,083
Portfolio turnover rate F	75% A	52%	51%	52%	60%	40%

A Annualized B Total returns for periods of less than one year are not annualized.C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Fidelity Latin America Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,705,212,781
Gross unrealized depreciation	(58,585,675)
Net unrealized appreciation (depreciation)	$ 1,646,627,106
Tax cost	$ 2,615,668,744

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,610,806,197 and $1,721,898,901, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,265 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,564,636.43%		$ 4,932

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,926 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $253,012.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $14,799,857. The weighted average interest rate was .70%. The interest expense amounted to $2,027 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Fidelity Latin America Fund
Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,124,452 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $161.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Nordic Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.13%	$ 1,000.00	$ 1,140.90	$ 6.00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.19	$ 5.66

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Nordic Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Sweden	44.7%
Denmark	19.8%
Finland	15.9%
Norway	15.6%
Bermuda	2.2%
United States of America	1.4%
Iceland	0.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Sweden	45.3%
Denmark	18.6%
Norway	16.8%
Finland	15.7%
Bermuda	3.1%
United States of America	0.4%
Iceland	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	99.8
Short-Term Investments and Net Other Assets	1.4	0.2
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk AS Series B (Denmark, Pharmaceuticals)	6.5	5.0
Nordea Bank AB (Sweden, Commercial Banks)	4.3	5.4
Volvo AB (B Shares) (Sweden, Machinery)	4.2	2.1
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	4.1	4.3
StatoilHydro ASA (Norway, Oil, Gas & Consumable Fuels)	4.0	3.5
H&M Hennes & Mauritz AB (B Shares) (Sweden, Specialty Retail)	4.0	3.0
Sandvik AB (Sweden, Machinery)	3.9	3.1
Nokia Corp. (Finland, Communications Equipment)	3.8	4.1
UPM-Kymmene Corp. (Finland, Paper & Forest Products)	3.5	1.0
Skandinaviska Enskilda Banken AB (A Shares) (Sweden, Commercial Banks)	2.8	1.6
	41.1
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	27.6	24.0
Financials	21.1	23.2
Materials	10.0	9.7
Health Care	8.5	8.0
Energy	8.2	7.7
Information Technology	7.9	8.4
Consumer Discretionary	7.1	8.0
Telecommunication Services	4.1	5.9
Utilities	2.1	2.1
Consumer Staples	2.0	2.8

Semiannual Report

Fidelity Nordic Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Bermuda - 2.2%
Scorpion Offshore Ltd. (a)	172,000	$ 1,118,537
Seadrill Ltd. (d)	275,500	6,940,401
TOTAL BERMUDA		8,058,938
Denmark - 19.8%
A.P. Moller - Maersk AS:
Series A	467	3,783,440
Series B	881	7,397,594
Carlsberg AS Series B	92,900	7,508,711
Danske Bank AS (a)	246,336	6,431,740
FLSmidth & Co. A/S	79,100	5,960,495
Novo Nordisk AS Series B	294,335	24,218,991
Novozymes AS Series B	59,100	7,106,209
Vestas Wind Systems AS (a)	137,900	8,414,927
William Demant Holding AS (a)	45,500	3,103,639
TOTAL DENMARK		73,925,746
Finland - 15.9%
Fortum Corp.	298,063	7,702,585
Kone Oyj (B Shares)	151,660	6,674,035
Nokia Corp. (d)	1,155,733	14,131,041
Outokumpu Oyj (A Shares)	192,115	4,040,783
Outotec OYJ	53,900	2,014,585
Sampo OYJ (A Shares)	278,700	6,851,197
UPM-Kymmene Corp.	910,000	13,060,753
Wartsila Corp.	99,200	5,051,699
TOTAL FINLAND		59,526,678
Iceland - 0.4%
Ossur hf (a)	1,059,170	1,602,592
Norway - 15.6%
Aker Solutions ASA	290,800	4,860,589
DnB NOR ASA	872,500	10,327,542
Norsk Hydro ASA	755,200	5,912,675
Pronova BioPharma ASA (a)	249,000	795,632
Schibsted ASA (B Shares)	80,000	1,985,467
Sevan Marine ASA (a)(d)	1,104,000	1,598,445
StatoilHydro ASA	614,796	14,867,607
Storebrand ASA (A Shares) (a)	1,095,000	8,236,636
Telenor ASA (a)	676,500	9,618,469
TOTAL NORWAY		58,203,062
Sweden - 44.7%
ASSA ABLOY AB (B Shares) (d)	130,200	3,002,574
Atlas Copco AB (A Shares) (d)	439,600	7,071,836
Bilia AB (A Shares)	151,700	2,058,368
Elekta AB (B Shares)	89,000	2,311,667
H&M Hennes & Mauritz AB (B Shares)	231,962	14,803,845

	Shares	Value
Lundin Petroleum AB (a)	162,200	$ 986,555
Modern Times Group MTG AB (B Shares)	69,650	4,241,911
Nordea Bank AB	1,644,300	16,045,053
Rezidor Hotel Group AB (a)	764,800	3,541,839
Sandvik AB (d)	1,018,700	14,603,521
Scania AB (B Shares)	466,400	8,140,376
Skandinaviska Enskilda Banken AB (A Shares)	1,554,000	10,595,123
Skanska AB (B Shares)	399,674	6,623,524
SKF AB (B Shares) (d)	433,300	8,645,030
SSAB Svenskt Stal AB:
(A Shares)	242,700	4,250,462
(B Shares)	53,400	829,941
Svenska Cellulosa AB (SCA) (B Shares) (d)	166,000	2,163,354
Svenska Handelsbanken AB (A Shares) (d)	377,300	10,581,943
Swedbank AB (A Shares)	938,758	10,109,407
Telefonaktiebolaget LM Ericsson (B Shares)	1,316,810	15,199,417
TeliaSonera AB	795,700	5,454,851
Volvo AB (B Shares)	1,273,600	15,803,662
TOTAL SWEDEN		167,064,259
TOTAL COMMON STOCKS (Cost $303,038,087)		368,381,275
Money Market Funds - 18.3%

Fidelity Cash Central Fund, 0.21% (b)	4,028,262	4,028,262
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	64,329,017	64,329,017
TOTAL MONEY MARKET FUNDS (Cost $68,357,279)		68,357,279
TOTAL INVESTMENT PORTFOLIO - 116.9% (Cost $371,395,366)	436,738,554
NET OTHER ASSETS - (16.9)%	(63,192,085)
NET ASSETS - 100%	$ 373,546,469
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,258
Fidelity Securities Lending Cash Central Fund	419,908
Total	$ 422,166
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sweden	$ 167,064,259	$ -	$ 167,064,259	$ -
Denmark	73,925,746	-	73,925,746	-
Finland	59,526,678	-	59,526,678	-
Norway	58,203,062	-	58,203,062	-
Bermuda	8,058,938	-	8,058,938	-
Iceland	1,602,592	-	1,602,592	-
Money Market Funds	68,357,279	68,357,279	-	-
Total Investments in Securities:	$ 436,738,554	$ 68,357,279	$ 368,381,275	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $223,837,280 of which $90,962,421 and $132,874,859 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,588,483) - See accompanying schedule: Unaffiliated issuers (cost $303,038,087)	$ 368,381,275
Fidelity Central Funds (cost $68,357,279)	68,357,279
Total Investments (cost $371,395,366)		$ 436,738,554
Foreign currency held at value (cost $42,254)		42,254
Receivable for investments sold		13,031,218
Receivable for fund shares sold		602,420
Dividends receivable		1,640,384
Distributions receivable from Fidelity Central Funds		260,179
Prepaid expenses		516
Other receivables		30,472
Total assets		452,345,997

Liabilities
Payable for investments purchased	$ 13,565,643
Payable for fund shares redeemed	524,279
Accrued management fee	219,699
Other affiliated payables	105,583
Other payables and accrued expenses	55,307
Collateral on securities loaned, at value	64,329,017
Total liabilities		78,799,528

Net Assets		$ 373,546,469
Net Assets consist of:
Paid in capital		$ 506,715,245
Undistributed net investment income		4,051,409
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(202,568,249)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		65,348,064
Net Assets, for 12,583,803 shares outstanding		$ 373,546,469
Net Asset Value, offering price and redemption price per share ($373,546,469 ÷ 12,583,803 shares)		$ 29.68

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 6,564,592
Income from Fidelity Central Funds (including $419,908 from security lending)		422,166
		6,986,758
Less foreign taxes withheld		(939,093)
Total income		6,047,665

Expenses
Management fee	$ 1,251,561
Transfer agent fees	548,043
Accounting and security lending fees	93,212
Custodian fees and expenses	62,047
Independent trustees' compensation	968
Registration fees	16,433
Audit	28,945
Legal	964
Miscellaneous	2,769
Total expenses before reductions	2,004,942
Expense reductions	(35,441)	1,969,501
Net investment income (loss)		4,078,164
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,369,500
Foreign currency transactions	897
Total net realized gain (loss)		25,370,397
Change in net unrealized appreciation (depreciation) on: Investment securities	16,718,311
Assets and liabilities in foreign currencies	5,256
Total change in net unrealized appreciation (depreciation)		16,723,567
Net gain (loss)		42,093,964
Net increase (decrease) in net assets resulting from operations		$ 46,172,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,078,164	$ 4,754,672
Net realized gain (loss)	25,370,397	(131,472,851)
Change in net unrealized appreciation (depreciation)	16,723,567	210,415,767
Net increase (decrease) in net assets resulting from operations	46,172,128	83,697,588
Distributions to shareholders from net investment income	(4,315,648)	(14,502,155)
Share transactions Proceeds from sales of shares	49,215,124	56,737,784
Reinvestment of distributions	4,158,861	13,861,510
Cost of shares redeemed	(56,136,397)	(95,836,661)
Net increase (decrease) in net assets resulting from share transactions	(2,762,412)	(25,237,367)
Redemption fees	38,298	55,319
Total increase (decrease) in net assets	39,132,366	44,013,385

Net Assets
Beginning of period	334,414,103	290,400,718
End of period (including undistributed net investment income of $4,051,409 and undistributed net investment income of $4,288,893, respectively)	$ 373,546,469	$ 334,414,103
Other Information Shares
Sold	1,741,246	2,623,183
Issued in reinvestment of distributions	148,584	825,090
Redeemed	(2,007,911)	(4,743,235)
Net increase (decrease)	(118,081)	(1,294,962)

Financial Highlights

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.33	$ 20.75	$ 52.81	$ 36.58	$ 30.92	$ 24.44
Income from Investment Operations
Net investment income (loss) D	.32	.35	.85	2.39 G	.50	.55
Net realized and unrealized gain (loss)	3.37	6.29	(28.93)	14.60	7.94	6.12
Total from investment operations	3.69	6.64	(28.08)	16.99	8.44	6.67
Distributions from net investment income	(.34)	(1.06)	(1.73)	(.29)	(.35)	(.22)
Distributions from net realized gain	-	-	(2.28)	(.51)	(2.49)	-
Total distributions	(.34)	(1.06)	(4.01)	(.80)	(2.84)	(.22)
Redemption fees added to paid in capital D	- I	- I	.03	.04	.06	.03
Net asset value, end of period	$ 29.68	$ 26.33	$ 20.75	$ 52.81	$ 36.58	$ 30.92
Total Return B, C	14.09%	34.90%	(57.32)%	47.38%	29.68%	27.56%
Ratios to Average Net Assets E, H
Expenses before reductions	1.13% A	1.15%	1.09%	1.06%	1.14%	1.17%
Expenses net of fee waivers, if any	1.13% A	1.15%	1.09%	1.06%	1.14%	1.17%
Expenses net of all reductions	1.11% A	1.12%	1.07%	1.03%	1.10%	1.13%
Net investment income (loss)	2.31% A	1.71%	2.10%	5.37% G	1.49%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 373,546	$ 334,414	$ 290,401	$ 997,726	$ 348,482	$ 188,011
Portfolio turnover rate F	61% A	107%	72%	62%	67%	76%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $1.62 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.72%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Fidelity Nordic Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,452,135
Gross unrealized depreciation	(18,078,634)
Net unrealized appreciation (depreciation)	$ 63,373,501
Tax cost	$ 373,365,053

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,227,546 and $112,563,327, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $701 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35,272 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $169.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Pacific Basin Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.09%	$ 1,000.00	$ 1,192.20	$ 5.92
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.39	$ 5.46

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pacific Basin Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan	27.7%
Korea (South)	12.9%
Australia	10.6%
China	10.0%
United States of America	8.1%
Cayman Islands	7.6%
Bermuda	4.3%
Hong Kong	4.1%
India	3.1%
Other	11.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan	32.0%
Australia	14.3%
China	10.3%
Korea (South)	9.7%
Cayman Islands	5.8%
Hong Kong	5.2%
Taiwan	4.6%
India	4.0%
Bermuda	3.5%
Other	10.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.9	99.4
Short-Term Investments and Net Other Assets	8.1	0.6
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Consumer Finance)	3.6	3.2
Ping An Insurance Group Co. China Ltd. (H Shares) (China, Insurance)	2.5	2.7
Goodman Group unit (Australia, Real Estate Investment Trusts)	2.0	2.2
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.0	1.4
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.7	3.0
Origin Energy Ltd. (Australia, Oil, Gas & Consumable Fuels)	1.6	2.2
Ctrip.com International Ltd. sponsored ADR (Cayman Islands, Hotels, Restaurants & Leisure)	1.6	0.3
Goodpack Ltd. (Singapore, Air Freight & Logistics)	1.6	1.7
MS&AD Insurance Group Holdings, Inc. (Japan, Insurance)	1.5	1.4
MAp Group unit (Australia, Transportation Infrastructure)	1.4	2.2
	19.5
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	24.9
Financials	19.7	20.2
Industrials	15.0	16.6
Consumer Discretionary	14.4	13.2
Materials	8.2	7.8
Health Care	3.3	2.5
Energy	2.7	3.3
Consumer Staples	2.0	4.2
Telecommunication Services	1.9	3.3
Utilities	1.7	3.4

Semiannual Report

Fidelity Pacific Basin Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
Australia - 10.6%
Aristocrat Leisure Ltd.	450,626	$ 1,768,313
Austal Ltd.	1,964,580	4,291,580
Australian Worldwide Exploration Ltd. (a)	935,676	2,114,053
Goodman Group unit	23,842,992	15,495,772
Iress Market Technology Ltd.	260,098	2,034,744
Lynas Corp. Ltd. (a)	3,849,943	1,890,227
Macquarie Group Ltd.	87,727	3,999,271
MAp Group unit	3,795,977	10,878,486
Navitas Ltd.	1,755,729	8,400,574
Origin Energy Ltd.	820,578	12,338,002
Paladin Energy Ltd. (a)	742,827	2,704,345
Rio Tinto Ltd.	82,033	5,358,597
SEEK Ltd.	736,741	5,652,627
Wesfarmers Ltd.	172,043	4,610,762
TOTAL AUSTRALIA		81,537,353
Bermuda - 4.3%
Biosensors International Group Ltd. (a)	3,267,000	1,860,862
China Animal Healthcare Ltd.	13,479,000	2,984,978
China LotSynergy Holdings Ltd. (a)	21,764,000	968,413
China Water Affairs Group Ltd.	5,808,000	2,326,416
Huabao International Holdings Ltd.	3,545,000	4,097,163
Integrated Distribution Services Group Ltd. (IDS)	5,000	9,043
Mingyuan Medicare Development Co. Ltd.	28,860,000	3,560,331
Noble Group Ltd.	3,122,400	6,772,135
Peace Mark Holdings Ltd. (a)	18,955,750	24
Vtech Holdings Ltd. (d)	967,000	10,810,591
TOTAL BERMUDA		33,389,956
Cayman Islands - 7.6%
Ajisen (China) Holdings Ltd.	2,041,000	2,186,485
Bosideng International Holdings Ltd.	7,610,000	2,104,492
China Dongxiang Group Co. Ltd.	4,351,000	2,953,257
China Forestry Holdings Co. Ltd.	5,030,000	2,144,109
China High Precision Automation Group Ltd. (a)	3,280,000	2,372,168
CNinsure, Inc. ADR (d)	115,100	3,192,874
Ctrip.com International Ltd. sponsored ADR (a)	336,400	12,285,328
Daphne International Holdings Ltd.	3,308,000	3,417,154
Hengan International Group Co. Ltd.	343,000	2,633,170
Hengdeli Holdings Ltd.	5,846,000	2,437,664
Kingdee International Software Group Co. Ltd.	19,360,928	7,443,986
Maoye International Holdings Ltd.	6,182,000	2,212,007
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	219,875	7,359,216
Regent Pacific Group Ltd.	34,954,000	1,174,099

	Shares	Value
SinoCom Software Group Ltd.	15,226,000	$ 2,505,834
Wasion Group Holdings Ltd.	2,788,000	1,832,103
TOTAL CAYMAN ISLANDS		58,253,946
China - 10.0%
51job, Inc. sponsored ADR (a)	194,600	3,923,136
AMVIG Holdings Ltd.	6,142,000	4,502,365
Baidu.com, Inc. sponsored ADR (a)	10,100	6,961,930
BYD Co. Ltd. (H Shares) (a)(d)	285,500	2,534,940
China Metal Recycling (Holdings) Ltd.	2,797,800	2,843,409
Dalian Port (PDA) Co. Ltd. (H Shares)	4,372,000	2,012,417
Digital China Holdings Ltd. (H Shares)	1,403,000	2,065,232
Global Bio-Chem Technology Group Co. Ltd.	11,554,000	2,647,551
Lumena Resources Corp.	10,688,000	3,121,869
Minth Group Ltd.	4,668,000	6,568,955
People's Food Holdings Ltd.	841,000	423,121
Ping An Insurance Group Co. China Ltd. (H Shares)	2,237,500	19,154,775
Royale Furniture Holdings Ltd.	12,281,962	3,452,307
Sinotrans Ltd. (H Shares)	10,833,000	2,577,538
Tencent Holdings Ltd.	480,600	9,938,807
Yantai Changyu Pioneer Wine Co. (B Shares)	312,700	2,662,151
Zhejiang Expressway Co. Ltd. (H Shares)	1,654,000	1,542,847
TOTAL CHINA		76,933,350
Hong Kong - 4.1%
BOC Hong Kong (Holdings) Ltd.	882,000	2,110,857
China Resources Power Holdings Co. Ltd.	1,212,000	2,457,045
China State Construction International Holdings Ltd.	7,402,752	2,552,330
PYI Corp. Ltd. (a)	28,483,617	1,264,144
REXCAPITAL Financial Holdings Ltd.	47,286,967	5,611,810
Shanghai Industrial Holdings Ltd.	304,000	1,313,419
Singamas Container Holdings Ltd. (a)	11,732,000	2,101,720
Techtronic Industries Co. Ltd.	7,691,500	7,992,399
Texwinca Holdings Ltd.	2,906,000	3,104,262
Tian An China Investments Co. Ltd.	4,934,800	3,254,333
TOTAL HONG KONG		31,762,319
India - 3.1%
Educomp Solutions Ltd.	158,035	2,417,990
Financial Technologies India Ltd.	75,761	2,632,514
Gateway Distriparks Ltd.	541,338	1,485,394
Geodesic Ltd.	1,605,385	4,079,364
INFO Edge India Ltd.	109,339	2,325,642
Lupin Ltd.	65,433	2,513,424
Max India Ltd. (a)	287,700	1,153,156
NIIT Ltd.	2,112,406	3,284,422
Rural Electrification Corp. Ltd. (a)	533,331	3,033,370
Shriram Transport Finance Co. Ltd.	64,838	827,119
TOTAL INDIA		23,752,395
Common Stocks - continued
	Shares	Value
Indonesia - 2.2%
PT Ciputra Development Tbk (a)	78,302,000	$ 7,607,405
PT Kalbe Farma Tbk	16,775,000	3,823,975
PT Perusahaan Gas Negara Tbk Series B	11,815,240	5,307,250
TOTAL INDONESIA		16,738,630
Japan - 27.7%
Ai Holdings Corp.	505,600	1,803,215
BLife Investment Corp.	406	1,906,164
Chiyoda Corp.	535,000	4,912,016
Credit Saison Co. Ltd.	289,200	4,229,860
Digital Garage, Inc.	4,353	10,723,775
eAccess Ltd. (d)	2,542	2,029,703
FreeBit Co., Ltd. (d)	440	1,871,394
Fuji Fire & Marine Insurance Co. Ltd. (a)	4,294,000	6,720,089
Fujifilm Holdings Corp.	151,200	5,182,126
Fujitsu Ltd.	639,000	4,493,664
GREE, Inc.	36,200	2,007,900
H.I.S. Co. Ltd.	82,200	1,691,607
Hamakyorex Co. Ltd.	91,100	2,438,256
Haseko Corp. (a)	1,681,500	1,772,261
Hikari Tsushin, Inc.	152,600	3,073,770
Internet Initiative Japan, Inc. (d)	2,129	5,303,801
ISE Chemical Corp. (d)	456,000	2,883,679
Kenedix Realty Investment Corp.	2,783	9,170,004
MS&AD Insurance Group Holdings, Inc. (a)	388,200	11,158,455
Nippon Seiki Co. Ltd.	620,000	6,838,284
Nishimatsu Construction Co. Ltd.	1,899,000	2,709,103
Nitta Corp.	405,000	6,411,530
Nittoku Engineering Co. Ltd.	506,900	3,567,134
Nomura Holdings, Inc.	545,700	3,772,142
NTT Urban Development Co.	3,259	3,178,158
ORIX Corp.	298,090	27,451,063
Promise Co. Ltd. (a)(d)	646,850	6,184,087
Rakuten, Inc.	6,255	4,854,567
Rohto Pharmaceutical Co. Ltd.	402,000	4,403,897
Sankyo Seiko Co. Ltd.	613,300	1,789,037
SHO-BOND Holdings Co. Ltd.	128,800	2,497,017
So-Net Entertainment Corp.	2,212	5,774,326
SOFTBANK CORP.	591,600	13,231,751
Sumitomo Mitsui Financial Group, Inc.	455,300	15,058,412
Take & Give Needs Co. Ltd. (a)	21,443	2,148,181
Tokyo Ohka Kogyo Co. Ltd.	139,700	2,940,348
Tokyo Tatemono Co. Ltd.	629,000	2,919,664
Toridoll Corp.	806	1,611,485
Toyo Seikan Kaisha Ltd.	154,500	2,658,392
Toyo Tanso Co. Ltd. (d)	71,200	3,812,797
Yamato Kogyo Co. Ltd.	185,700	5,929,036
TOTAL JAPAN		213,112,150
Korea (South) - 12.9%
CJ Home Shopping	76,198	5,685,095
Daewoo International Corp.	116,987	3,706,014

	Shares	Value
Daou Technology, Inc.	1,117,860	$ 9,223,831
DC Chemical Co. Ltd.	11,617	2,202,571
eSang Networks Co. Ltd. (a)	130,755	961,603
Hyosung Corp.	50,081	3,554,401
Hyundai Industrial Development & Construction Co.	50,880	1,255,060
Infopia Co. Ltd.	195,412	2,764,643
Interpark Corp. (a)	467,633	2,231,829
Jinsung T.E.C. Co. Ltd.	473,599	2,882,881
Jusung Engineering Co. Ltd. (a)	376,187	7,020,129
KC Tech Co. Ltd.	721,690	4,518,737
Kia Motors Corp.	112,360	2,741,204
Lock & Lock Co. Ltd.	37,250	898,382
MNTECH Co. Ltd.	467,070	6,708,850
NCsoft Corp.	26,074	3,876,037
NHN Corp. (a)	39,143	6,525,116
Plantynet Co. Ltd.	320,785	1,499,146
Power Logics Co. Ltd. (a)	343,039	2,526,903
Samsung Electronics Co. Ltd.	13,069	9,935,524
Samsung SDI Co. Ltd.	15,341	2,043,529
SFA Engineering Corp.	61,467	3,192,119
Sodiff Advanced Materials Co. Ltd.	31,336	2,731,030
The Basic House Co. Ltd. (a)	721,451	5,632,810
TK Corp.	181,595	4,468,523
TOTAL KOREA (SOUTH)		98,785,967
Malaysia - 1.2%
IJM Corp. Bhd	1,637,580	2,520,561
IJM Land Bhd warrants 9/11/13 (a)	116,970	40,068
JobStreet Corp. Bhd	6,606,750	4,114,830
Top Glove Corp. Bhd	652,600	2,591,151
TOTAL MALAYSIA		9,266,610
Netherlands - 0.4%
James Hardie Industries NV unit (a)	393,540	2,758,396
Papua New Guinea - 0.5%
Lihir Gold Ltd.	990,416	3,499,024
Philippines - 1.3%
Alliance Global Group, Inc. (a)	25,222,542	3,174,073
DMCI Holdings, Inc.	10,398,500	3,972,461
PNOC Energy Development Corp.	26,317,500	3,193,584
TOTAL PHILIPPINES		10,340,118
Singapore - 2.8%
CSE Global Ltd.	7,480,500	5,676,475
Goodpack Ltd.	9,879,000	12,020,763
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	1,649,455
Pertama Holdings Ltd.	9,990,000	2,531,218
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	7,280
TOTAL SINGAPORE		21,885,191
Taiwan - 2.7%
104 Corp.	479,000	1,785,206
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,564,243	$ 7,346,430
Lite-On Technology Corp.	3,433,000	4,558,086
MediaTek, Inc.	274,000	4,641,305
Tatung Co. Ltd. (a)	10,099,000	2,075,927
TOTAL TAIWAN		20,406,954
Thailand - 0.5%
Asian Property Development PCL (For. Reg.)	2,039,000	318,977
Banpu PCL (For. Reg.)	162,700	3,192,895
TOTAL THAILAND		3,511,872
TOTAL COMMON STOCKS (Cost $578,210,047)		705,934,231
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 0.21% (b)	64,030,962	64,030,962
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	14,414,021	14,414,021
TOTAL MONEY MARKET FUNDS (Cost $78,444,983)		78,444,983
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $656,655,030)	784,379,214
NET OTHER ASSETS - (2.1)%	(15,925,684)
NET ASSETS - 100%	$ 768,453,530
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,272
Fidelity Securities Lending Cash Central Fund	130,335
Total	$ 140,607
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 213,112,150	$ 148,415,332	$ 64,696,818	$ -
Korea (South)	98,785,967	-	98,785,967	-
Australia	81,537,353	-	81,537,353	-
China	76,933,350	10,885,066	66,048,284	-
Cayman Islands	58,253,946	22,837,418	35,416,528	-
Bermuda	33,389,956	-	33,389,932	24
Hong Kong	31,762,319	-	31,762,319	-
India	23,752,395	-	23,752,395	-
Singapore	21,885,191	-	21,885,191	-
Other	66,521,604	10,340,118	56,181,486	-
Money Market Funds	78,444,983	78,444,983	-	-
Total Investments in Securities:	$ 784,379,214	$ 270,922,917	$ 513,456,273	$ 24
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,415,954
Total Realized Gain (Loss)	1,617,701
Total Unrealized Gain (Loss)	(534,352)
Cost of Purchases	-
Proceeds of Sales	(4,499,279)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 24
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $125,566,464 of which $907,460 and $124,659,004 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,695,223) - See accompanying schedule: Unaffiliated issuers (cost $578,210,047)	$ 705,934,231
Fidelity Central Funds (cost $78,444,983)	78,444,983
Total Investments (cost $656,655,030)		$ 784,379,214
Foreign currency held at value (cost $531,661)		531,891
Receivable for investments sold		1,715,247
Receivable for fund shares sold		2,789,120
Dividends receivable		2,017,953
Distributions receivable from Fidelity Central Funds		30,223
Prepaid expenses		941
Other receivables		140,421
Total assets		791,605,010

Liabilities
Payable for investments purchased	$ 6,611,328
Payable for fund shares redeemed	1,354,442
Accrued management fee	461,813
Other affiliated payables	173,110
Other payables and accrued expenses	136,766
Collateral on securities loaned, at value	14,414,021
Total liabilities		23,151,480

Net Assets		$ 768,453,530
Net Assets consist of:
Paid in capital		$ 756,177,973
Undistributed net investment income		1,424,704
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(116,866,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,717,562
Net Assets, for 33,796,919 shares outstanding		$ 768,453,530
Net Asset Value, offering price and redemption price per share ($768,453,530 ÷ 33,796,919 shares)		$ 22.74

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 5,768,689
Interest		31
Income from Fidelity Central Funds		140,607
		5,909,327
Less foreign taxes withheld		(307,699)
Total income		5,601,628

Expenses
Management fee Basic fee	$ 2,330,409
Performance adjustment	(40,576)
Transfer agent fees	853,343
Accounting and security lending fees	163,955
Custodian fees and expenses	205,287
Independent trustees' compensation	1,835
Registration fees	21,033
Audit	40,987
Legal	2,185
Interest	294
Miscellaneous	4,815
Total expenses before reductions	3,583,567
Expense reductions	(121,447)	3,462,120
Net investment income (loss)		2,139,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,278,345
Foreign currency transactions	41,989
Total net realized gain (loss)		29,320,334
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $228,406)	82,073,027
Assets and liabilities in foreign currencies	(56,622)
Total change in net unrealized appreciation (depreciation)		82,016,405
Net gain (loss)		111,336,739
Net increase (decrease) in net assets resulting from operations		$ 113,476,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,139,508	$ 5,957,906
Net realized gain (loss)	29,320,334	(115,340,761)
Change in net unrealized appreciation (depreciation)	82,016,405	316,800,168
Net increase (decrease) in net assets resulting from operations	113,476,247	207,417,313
Distributions to shareholders from net investment income	(4,570,735)	(2,101,108)
Distributions to shareholders from net realized gain	(21,330,091)	-
Total distributions	(25,900,826)	(2,101,108)
Share transactions Proceeds from sales of shares	156,092,342	122,196,818
Reinvestment of distributions	23,912,721	1,925,373
Cost of shares redeemed	(108,415,141)	(112,858,887)
Net increase (decrease) in net assets resulting from share transactions	71,589,922	11,263,304
Redemption fees	78,922	236,555
Total increase (decrease) in net assets	159,244,265	216,816,064

Net Assets
Beginning of period	609,209,265	392,393,201
End of period (including undistributed net investment income of $1,424,704 and undistributed net investment income of $3,855,931, respectively)	$ 768,453,530	$ 609,209,265
Other Information Shares
Sold	7,151,541	7,310,963
Issued in reinvestment of distributions	1,189,096	166,843
Redeemed	(5,184,974)	(7,402,907)
Net increase (decrease)	3,155,663	74,899

Financial Highlights

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.88	$ 12.84	$ 37.32	$ 27.36	$ 22.42	$ 17.91
Income from Investment Operations
Net investment income (loss) D	.07	.20	.22	.22	.16	.22 G
Net realized and unrealized gain (loss)	3.64	6.90	(20.61)	12.16	5.26	4.49
Total from investment operations	3.71	7.10	(20.39)	12.38	5.42	4.71
Distributions from net investment income	(.15)	(.07)	(.22)	(.16)	(.18)	(.08)
Distributions from net realized gain	(.70)	-	(3.88)	(2.27)	(.32)	(.13)
Total distributions	(.85)	(.07)	(4.10)	(2.43)	(.50)	(.21)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 22.74	$ 19.88	$ 12.84	$ 37.32	$ 27.36	$ 22.42
Total Return B, C	19.22%	55.77%	(61.02)%	48.86%	24.55%	26.62%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	.90%	1.22%	1.19%	1.14%	1.10%
Expenses net of fee waivers, if any	1.09% A	.90%	1.22%	1.19%	1.14%	1.10%
Expenses net of all reductions	1.05% A	.85%	1.17%	1.13%	1.08%	1.05%
Net investment income (loss)	.65% A	1.30%	.89%	.71%	.60%	1.09% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 768,454	$ 609,209	$ 392,393	$ 1,266,514	$ 972,805	$ 648,850
Portfolio turnover rate F	65% A	91%	73%	91%	75%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .84%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 174,339,717
Gross unrealized depreciation	(64,249,567)
Net unrealized appreciation (depreciation)	$ 110,090,150
Tax cost	$ 674,289,064

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $208,181,603 and $219,552,576, respectively.

Semiannual Report

Fidelity Pacific Basin Fund
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,835,250.45%		$ 294

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,283 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $130,335.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $121,447 for the period.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Southeast Asia Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Southeast Asia	.77%
Actual		$ 1,000.00	$ 1,130.30	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class F	.51%
Actual		$ 1,000.00	$ 1,131.80	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Southeast Asia Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Korea (South)	23.3%
China	16.3%
Taiwan	15.8%
Hong Kong	15.2%
Singapore	8.7%
Thailand	4.2%
Cayman Islands	3.9%
Malaysia	3.2%
Indonesia	2.9%
Other	6.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Korea (South)	21.5%
China	18.9%
Hong Kong	17.3%
Taiwan	15.8%
Singapore	5.5%
Cayman Islands	4.4%
Thailand	3.8%
Malaysia	3.6%
Indonesia	3.3%
Other	5.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.8
Short-Term Investments and Net Other Assets	0.9	1.2
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.3	5.0
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	3.6	3.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	2.4	2.2
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	2.3	3.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	2.1	2.5
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	2.1	2.0
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	2.0	2.2
POSCO (Korea (South), Metals & Mining)	1.9	1.2
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	1.7	1.5
Hyundai Motor Co. (Korea (South), Automobiles)	1.4	1.5
	23.8
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	34.5
Information Technology	22.2	20.3
Industrials	10.4	9.1
Materials	8.0	5.9
Consumer Discretionary	7.3	5.9
Energy	6.8	6.9
Telecommunication Services	6.6	7.4
Consumer Staples	3.6	3.8
Utilities	2.8	4.1
Health Care	0.8	0.9

Semiannual Report

Fidelity Southeast Asia Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 0.1%
Wesfarmers Ltd.	93,800	$ 2,513,845
Bermuda - 1.9%
Beijing Enterprises Water Group Ltd. (a)	6,106,000	2,410,106
CNPC (Hong Kong) Ltd.	5,510,000	7,302,739
Genpact Ltd. (a)	51,100	862,568
Huabao International Holdings Ltd.	8,308,000	9,602,039
Noble Group Ltd.	3,824,000	8,293,827
Orient Overseas International Ltd.	744,500	5,662,214
TOTAL BERMUDA		34,133,493
Canada - 0.3%
Niko Resources Ltd.	48,800	5,347,254
Cayman Islands - 3.9%
Agile Property Holdings Ltd.	5,010,000	5,804,460
BaWang International (Group) Holding Ltd.	1,645,000	1,210,824
Bosideng International Holdings Ltd.	8,950,000	2,475,060
Central China Real Estate Ltd.	11,419,000	2,833,537
Chaoda Modern Agriculture (Holdings) Ltd.	6,870,000	7,854,474
Daphne International Holdings Ltd.	5,384,000	5,561,657
Hengan International Group Co. Ltd.	924,500	7,097,275
Hidili Industry International Development Ltd. (a)	2,317,000	2,525,352
JA Solar Holdings Co. Ltd. ADR (a)(d)	492,390	3,008,503
Kingboard Chemical Holdings Ltd.	1,077,000	5,773,941
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	107,700	176,708
Kingdee International Software Group Co. Ltd.	11,132,000	4,280,087
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	649,500	3,091,620
Mindray Medical International Ltd. sponsored ADR (d)	106,900	4,083,580
Perfect World Co. Ltd. sponsored ADR Class B (a)	84,400	2,824,868
Sany Heavy Equipment International Holdings Co. Ltd.	84,000	101,522
TCC International Holdings Ltd.	5,202,000	2,015,670
Trina Solar Ltd. ADR (a)(d)	128,500	3,324,295
Xinao Gas Holdings Ltd.	1,510,000	4,557,031
TOTAL CAYMAN ISLANDS		68,600,464
China - 16.3%
Baidu.com, Inc. sponsored ADR (a)	6,000	4,135,800
Bank of China Ltd. (H Shares)	29,205,000	15,034,204
Bank of Communications Co. Ltd. (H Shares)	9,631,000	10,968,766
BYD Co. Ltd. (H Shares) (a)	777,500	6,903,383
China BlueChemical Ltd. (H shares)	3,796,000	2,346,989
China Citic Bank Corp. Ltd. Class H	12,472,000	8,198,687
China Communications Services Corp. Ltd. (H Shares)	17,502,000	8,787,381

	Shares	Value
China Construction Bank Corp. (H Shares)	48,759,000	$ 39,595,595
China Eastern Airlines Corp. Ltd. (a)	6,644,000	3,728,466
China Life Insurance Co. Ltd. (H Shares)	7,929,000	35,728,075
China Merchants Bank Co. Ltd. (H Shares)	4,918,000	12,056,215
China Shenhua Energy Co. Ltd. (H Shares)	3,508,000	15,053,152
China Yurun Food Group Ltd.	2,847,000	8,633,150
Dalian Port (PDA) Co. Ltd. (H Shares)	8,120,000	3,737,609
Digital China Holdings Ltd. (H Shares)	3,571,000	5,256,552
Dongfeng Motor Group Co. Ltd. (H Shares)	6,030,000	8,564,042
Harbin Power Equipment Co. Ltd. (H Shares)	4,386,000	3,431,811
Industrial & Commercial Bank of China Ltd. (H Shares)	51,723,000	37,697,936
Jiangsu Expressway Co. Ltd. (H Shares)	8,354,000	7,843,949
Minth Group Ltd.	1,224,000	1,722,451
Nine Dragons Paper (Holdings) Ltd.	3,070,000	5,178,720
PetroChina Co. Ltd. (H Shares)	13,616,000	15,679,604
Shenzhou International Group Holdings Ltd.	1,771,000	2,330,127
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	211,628	1,828,466
Tencent Holdings Ltd.	413,500	8,551,179
Yantai Changyu Pioneer Wine Co. (B Shares)	365,261	3,109,625
Yanzhou Coal Mining Co. Ltd. (H Shares)	3,882,000	10,798,328
TOTAL CHINA		286,900,262
Hong Kong - 15.2%
ASM Pacific Technology Ltd.	413,900	3,902,498
Cathay Pacific Airways Ltd.	3,877,000	8,075,842
China Agri-Industries Holding Ltd.	3,538,000	4,635,262
China Everbright Ltd.	948,000	2,337,737
China Mobile (Hong Kong) Ltd.	6,394,300	62,593,697
China Resources Power Holdings Co. Ltd.	5,123,116	10,385,914
CLP Holdings Ltd.	2,267,000	15,881,097
CNOOC Ltd.	21,271,000	37,414,847
Guangdong Investment Ltd.	15,936,000	8,264,392
Henderson Land Development Co. Ltd.	1,270,000	8,004,600
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	254,000	144,585
Hongkong Land Holdings Ltd.	1,330,000	7,035,676
Hutchison Whampoa Ltd.	2,322,000	15,936,027
Industrial & Commercial Bank of China (Asia) Ltd.	766,000	1,905,596
Lenovo Group Ltd.	11,982,000	8,833,240
Link (REIT)	3,761,050	9,226,785
New World Development Co. Ltd.	5,903,000	10,470,144
PCCW Ltd.	21,688,000	6,556,295
Sa Sa International Holdings Ltd.	1,542,000	1,286,507
Shanghai Industrial Holdings Ltd.	1,655,000	7,150,356
Shenzhen Investment Ltd.	8,826,000	2,683,399
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Singamas Container Holdings Ltd. (a)	15,230,000	$ 2,728,367
Sino Land Co.	2,406,775	4,319,106
Swire Pacific Ltd. (A Shares)	1,228,000	14,238,513
Wharf Holdings Ltd.	2,437,000	13,179,969
TOTAL HONG KONG		267,190,451
India - 1.9%
Bank of Baroda	220,408	3,396,068
Cadila Healthcare Ltd.	166,199	2,095,758
Crompton Greaves Ltd.	516,633	3,067,713
Ess Dee Aluminium Ltd.	183,198	2,022,747
Geodesic Ltd.	378,856	962,692
ICSA (India) Ltd.	286,636	886,775
Infosys Technologies Ltd.	58,568	3,581,640
Infotech Enterprises Ltd.	159,630	1,398,724
JSW Steel Ltd.	91,199	2,500,049
Patni Computer Systems Ltd.	280,193	3,353,648
Rural Electrification Corp. Ltd. (a)	224,170	1,274,988
Tata Consultancy Services Ltd.	236,163	4,056,276
Tata Steel Ltd.	287,908	3,979,885
TOTAL INDIA		32,576,963
Indonesia - 2.9%
PT Astra International Tbk	2,411,000	12,461,068
PT Bank Rakyat Indonesia Tbk	17,678,000	17,305,243
PT BISI International Tbk (a)	14,906,500	2,958,669
PT Bumi Resources Tbk	24,244,500	6,223,147
PT Indocement Tunggal Prakarsa Tbk	3,104,500	5,380,309
PT Indofood Sukses Makmur Tbk	6,402,500	2,732,052
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,740,500	2,900,138
PT XL Axiata Tbk (a)	4,462,500	1,819,767
TOTAL INDONESIA		51,780,393
Korea (South) - 23.3%
Amorepacific Corp.	9,730	7,348,089
Busan Bank	788,020	8,385,374
Cheil Worldwide, Inc.	25,114	7,906,889
CJ Corp.	132,590	7,660,930
Daegu Bank Co. Ltd.	562,290	7,430,947
Daehan Steel Co. Ltd.	140,750	1,424,820
Doosan Construction & Engineering Co. Ltd.	369,540	1,816,041
Duksan Hi-Metal Co. Ltd. (a)	638,887	10,235,944
GS Holdings Corp.	140,230	4,877,047
Halla Climate Control Co.	293,370	3,937,516
Hana Financial Group, Inc.	290,670	9,039,709
Hanwha Corp.	122,760	4,539,117
Honam Petrochemical Corp.	40,657	5,269,979
Hynix Semiconductor, Inc. (a)	611,270	15,469,451
Hyundai Department Store Co. Ltd.	84,560	7,557,806

	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	220,304	$ 10,638,025
Hyundai H&S Co. Ltd.	57,403	4,966,123
Hyundai Heavy Industries Co. Ltd.	48,360	10,943,732
Hyundai Mobis	83,399	13,840,374
Hyundai Motor Co.	197,062	24,029,833
Hyundai Steel Co.	97,415	7,943,029
Industrial Bank of Korea	840,920	11,692,358
KCC Corp.	14,553	4,090,745
Kia Motors Corp.	377,800	9,217,044
Korea Gas Corp.	99,072	3,990,639
Korea Zinc Co. Ltd.	22,786	3,965,789
Kyeryong Construction Industrial Co. Ltd.	60,160	843,154
LG Corp.	173,648	11,838,491
LG Display Co. Ltd.	432,520	18,391,926
LIG Non-Life Insurance Co. Ltd.	181,660	3,607,345
Lotte Shopping Co. Ltd.	17,624	4,998,037
NCsoft Corp.	44,841	6,665,850
NHN Corp. (a)	74,071	12,347,594
POSCO	73,933	33,149,538
Samsung Electronics Co. Ltd.	98,688	75,026,160
Shinhan Financial Group Co. Ltd.	684,373	29,107,672
STX Pan Ocean Co. Ltd. (Korea)	291,220	3,429,211
Tong Yang Securities, Inc.	338,850	2,901,000
TOTAL KOREA (SOUTH)		410,523,328
Malaysia - 3.2%
AMMB Holdings Bhd	3,047,700	4,730,631
Axiata Group Bhd	3,568,400	4,344,839
Bumiputra-Commerce Holdings Bhd	2,910,700	12,884,518
Genting Malaysia Bhd	9,569,100	8,635,746
KLCC Property Holdings Bhd	4,946,500	4,979,785
Lafarge Malayan Cement Bhd	781,800	1,647,912
Malayan Banking Bhd	6,225,800	14,859,762
Top Glove Corp. Bhd	910,500	3,615,143
TOTAL MALAYSIA		55,698,336
Mauritius - 0.4%
Golden Agri-Resources Ltd.	16,686,000	7,048,562
Philippines - 0.2%
Banco de Oro Universal Bank	2,990,000	2,822,022
Singapore - 8.7%
Ascendas Real Estate Investment Trust (A-REIT)	5,109,000	7,132,876
CapitaLand Ltd.	2,552,000	6,893,524
Ezra Holdings Ltd.	859,000	1,283,290
Jardine Cycle & Carriage Ltd.	321,000	7,057,862
Keppel Corp. Ltd.	2,673,000	18,966,192
Keppel Land Ltd.	1,432,000	3,859,501
Neptune Orient Lines Ltd.	2,834,000	4,445,431
Oversea-Chinese Banking Corp. Ltd.	3,634,406	23,081,762
Parkway Holdings Ltd.	1,433,000	3,507,633
Raffles Medical Group Ltd.	1,622,000	2,025,701
SembCorp Industries Ltd.	3,023,000	9,194,759
Common Stocks - continued
	Shares	Value
Singapore - continued
SembCorp Marine Ltd.	1,800,000	$ 5,508,049
Singapore Airlines Ltd.	698,000	7,663,144
Singapore Telecommunications Ltd.	10,562,000	23,297,513
United Overseas Bank Ltd.	1,531,000	22,398,414
Wing Tai Holdings Ltd.	2,906,000	3,816,095
Yanlord Land Group Ltd.	1,684,000	2,079,780
TOTAL SINGAPORE		152,211,526
Taiwan - 15.8%
Alpha Networks, Inc.	1,540,000	1,482,139
AU Optronics Corp.	16,661,460	19,205,040
Cando Corp. (a)	1,153,956	1,012,254
Chicony Electronics Co. Ltd.	1,362,000	3,595,844
China Steel Corp.	14,839,859	15,797,537
Chinatrust Financial Holding Co. Ltd.	19,826,334	11,201,841
Chroma ATE, Inc.	3,003,000	6,429,498
Compal Electronics, Inc.	7,928,000	11,022,775
Delta Electronics, Inc.	3,549,000	11,768,940
Farglory Land Development Co. Ltd.	1,052,000	2,233,935
Formosa Plastics Corp.	8,582,000	19,074,058
Foxconn Technology Co. Ltd.	1,743,000	7,211,667
Fubon Financial Holding Co. Ltd. (a)	14,276,000	17,410,810
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,148,350	42,965,010
Huaku Development Co. Ltd.	1,673,500	4,559,575
Hung Poo Real Estate Development Co. Ltd.	1,895,447	2,509,818
Inotera Memories, Inc. (a)	5,574,000	3,935,950
Insyde Software Corp.	563,000	2,125,184
King Slide Works Co. Ltd.	308,000	1,802,063
Kinsus Interconnect Technology Corp.	1,040,000	2,699,911
Largan Precision Co. Ltd.	436,000	7,193,015
Macronix International Co. Ltd.	12,372,000	8,230,139
Nan Ya Plastics Corp.	2,357,000	4,943,701
Nan Ya Printed Circuit Board Corp.	459,000	1,915,994
Novatek Microelectronics Corp.	1,254,000	4,300,149
Powertech Technology, Inc.	1,773,000	6,326,854
Quanta Computer, Inc.	5,046,000	9,488,962
Taishin Financial Holdings Co. Ltd. (a)	27,151,000	10,481,015
Taiwan Semiconductor Manufacturing Co. Ltd.	11,208,192	21,944,658
Tripod Technology Corp.	1,254,000	4,310,223
U-Ming Marine Transport Corp.	1,808,000	3,735,580
Wistron Corp.	3,978,000	7,646,534
TOTAL TAIWAN		278,560,673
Thailand - 4.2%
Advanced Info Service PCL (For. Reg.)	1,724,300	4,006,518
Bangkok Bank Ltd. PCL:
NVDR	1,337,400	4,758,885

	Shares	Value
(For. Reg.)	842,700	$ 3,088,903
Banpu PCL:
unit	504,500	9,885,928
(For. Reg.)	75,400	1,479,682
C.P. Seven Eleven PCL	4,126,100	3,512,161
Electricity Generating PCL unit	1,881,300	4,623,242
Kasikornbank PCL (For. Reg.)	2,058,300	5,951,012
National Finance PCL (For. Reg.)	8,404,900	5,852,347
Preuksa Real Estate PCL (For. Reg.)	3,826,600	1,701,973
PTT Aromatics & Refining PLC unit	4,028,800	3,407,308
Quality Houses PCL	48,718,500	3,198,006
Siam Cement PCL (For. Reg.)	1,186,200	9,851,534
Siam Commercial Bank PCL (For. Reg.)	2,408,400	6,057,789
TICON Industrial Connection PCL (For. Reg.)	6,700,800	1,942,362
Total Access Communication PCL unit	4,306,000	4,476,624
TOTAL THAILAND		73,794,274
United Kingdom - 0.8%
HSBC Holdings PLC (Hong Kong)	1,388,400	14,177,935
United States of America - 0.0%
China Natural Gas, Inc. (a)(d)	84,700	769,923
TOTAL COMMON STOCKS (Cost $1,578,163,559)		1,744,649,704
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.21% (b)	13,073,572	13,073,572
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,997,075	10,997,075
TOTAL MONEY MARKET FUNDS (Cost $24,070,647)		24,070,647
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,602,234,206)	1,768,720,351
NET OTHER ASSETS - (0.5)%	(7,989,385)
NET ASSETS - 100%	$ 1,760,730,966
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,347
Fidelity Securities Lending Cash Central Fund	72,451
Total	$ 86,798
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 410,523,328	$ -	$ 397,650,316	$ 12,873,012
China	286,900,262	5,964,266	280,935,996	-
Taiwan	278,560,673	-	278,560,673	-
Hong Kong	267,190,451	-	267,190,451	-
Singapore	152,211,526	-	152,211,526	-
Thailand	73,794,274	-	73,794,274	-
Cayman Islands	68,600,464	16,332,866	52,267,598	-
Malaysia	55,698,336	-	55,698,336	-
Indonesia	51,780,393	-	51,780,393	-
Other	99,389,997	9,801,767	89,588,230	-
Money Market Funds	24,070,647	24,070,647	-	-
Total Investments in Securities:	$ 1,768,720,351	$ 56,169,546	$ 1,699,677,793	$ 12,873,012
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,846,452
Total Realized Gain (Loss)	1,242,880
Total Unrealized Gain (Loss)	2,209,471
Cost of Purchases	5,421,136
Proceeds of Sales	(3,618,055)
Amortization/Accretion	-
Transfers in to Level 3	5,771,128
Transfers out of Level 3	-
Ending Balance	$ 12,873,012
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 2,362,453

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $529,066,735 all of which will expire on October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Southeast Asia Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,374,293) - See accompanying schedule: Unaffiliated issuers (cost $1,578,163,559)	$ 1,744,649,704
Fidelity Central Funds (cost $24,070,647)	24,070,647
Total Investments (cost $1,602,234,206)		$ 1,768,720,351
Foreign currency held at value (cost $707,245)		706,423
Receivable for fund shares sold		1,478,653
Dividends receivable		4,826,254
Distributions receivable from Fidelity Central Funds		23,478
Prepaid expenses		2,828
Other receivables		398,191
Total assets		1,776,156,178

Liabilities
Payable for investments purchased	$ 155,610
Payable for fund shares redeemed	2,235,576
Accrued management fee	616,567
Other affiliated payables	452,225
Other payables and accrued expenses	968,159
Collateral on securities loaned, at value	10,997,075
Total liabilities		15,425,212

Net Assets		$ 1,760,730,966
Net Assets consist of:
Paid in capital		$ 2,055,334,934
Undistributed net investment income		3,480,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(463,945,993)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		165,861,849
Net Assets		$ 1,760,730,966

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Southeast Asia: Net Asset Value, offering price and redemption price per share ($1,749,506,674 ÷ 66,669,259 shares)	$ 26.24

Class F: Net Asset Value, offering price and redemption price per share ($11,224,292 ÷ 427,428 shares)	$ 26.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Southeast Asia Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 12,234,507
Interest		215
Income from Fidelity Central Funds		86,798
		12,321,520
Less foreign taxes withheld		(1,146,445)
Total income		11,175,075

Expenses
Management fee Basic fee	$ 6,394,241
Performance adjustment	(2,793,760)
Transfer agent fees	2,365,143
Accounting and security lending fees	401,192
Custodian fees and expenses	509,737
Independent trustees' compensation	5,041
Registration fees	29,755
Audit	37,850
Legal	5,272
Interest	2,901
Miscellaneous	14,749
Total expenses before reductions	6,972,121
Expense reductions	(470,417)	6,501,704
Net investment income (loss)		4,673,371
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	89,950,506
Foreign currency transactions	(224,550)
Total net realized gain (loss)		89,725,956
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $624,151)	127,306,943
Assets and liabilities in foreign currencies	17,101
Total change in net unrealized appreciation (depreciation)		127,324,044
Net gain (loss)		217,050,000
Net increase (decrease) in net assets resulting from operations		$ 221,723,371

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,673,371	$ 45,857,260
Net realized gain (loss)	89,725,956	(445,100,148)
Change in net unrealized appreciation (depreciation)	127,324,044	826,965,729
Net increase (decrease) in net assets resulting from operations	221,723,371	427,722,841
Distributions to shareholders from net investment income	(30,524,290)	(16,525,195)
Distributions to shareholders from net realized gain	(28,589,443)	-
Total distributions	(59,113,733)	(16,525,195)
Share transactions - net increase (decrease)	(140,535,712)	(278,686,790)
Redemption fees	116,137	397,870
Total increase (decrease) in net assets	22,190,063	132,908,726
Net Assets
Beginning of period	1,738,540,903	1,605,632,177
End of period (including undistributed net investment income of $3,480,176 and undistributed net investment income of $29,331,095, respectively)	$ 1,760,730,966	$ 1,738,540,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Southeast Asia

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 23.98	$ 18.50	$ 49.39	$ 25.59	$ 18.70	$ 14.87
Income from Investment Operations
Net investment income (loss) D	.07	.58 G	.44	.33	.33	.30
Net realized and unrealized gain (loss)	3.02	5.09	(28.21)	24.95	7.23	3.66
Total from investment operations	3.09	5.67	(27.77)	25.28	7.56	3.96
Distributions from net investment income	(.43)	(.20)	(.28)	(.23)	(.26)	(.14)
Distributions from net realized gain	(.40)	-	(2.89)	(1.29)	(.43)	-
Total distributions	(.83)	(.20)	(3.17)	(1.52)	(.69)	(.14)
Redemption fees added to paid in capital D	- I	.01	.05	.04	.02	.01
Net asset value, end of period	$ 26.24	$ 23.98	$ 18.50	$ 49.39	$ 25.59	$ 18.70
Total ReturnB, C	13.03%	31.08%	(59.64)%	104.22%	41.50%	26.84%
Ratios to Average Net AssetsE, H
Expenses before reductions	.77% A	1.14%	1.18%	1.08%	1.21%	1.20%
Expenses net of fee waivers, if any	.77% A	1.14%	1.18%	1.08%	1.21%	1.20%
Expenses net of all reductions	.72% A	.99%	1.04%	.98%	1.04%	1.09%
Net investment income (loss)	.52% A	2.86% G	1.34%	.96%	1.44%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,749,507	$ 1,736,852	$ 1,605,632	$ 6,293,936	$ 1,592,948	$ 783,765
Portfolio turnover rate F	95% A	220%	147%	72%	100%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 21.76
Income from Investment Operations
Net investment income (loss) D	.10	.04
Net realized and unrealized gain (loss)	3.02	2.20
Total from investment operations	3.12	2.24
Distributions from net investment income	(.46)	-
Distributions from net realized gain	(.40)	-
Total distributions	(.86)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 26.26	$ 24.00
Total Return B, C	13.18%	10.29%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.83% A
Expenses net of fee waivers, if any	.51% A	.83% A
Expenses net of all reductions	.46% A	.69% A
Net investment income (loss)	.78% A	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,224	$ 1,689
Portfolio turnover rate F	95% A	220%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Southeast Asia Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Southeast Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Southeast Asia and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Southeast Asia Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 199,679,205
Gross unrealized depreciation	(50,164,841)
Net unrealized appreciation (depreciation)	$ 149,514,364
Tax cost	$ 1,619,205,987

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $831,631,310 and $1,021,817,015, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Southeast Asia, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Southeast Asia. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Southeast Asia	$ 2,365,143.26

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,382,231.44%		$ 2,901

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,627 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

Semiannual Report

Fidelity Southeast Asia Fund
Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $72,451.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $470,375 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Southeast Asia	$ 30,460,836	$ 16,525,195
Class F	63,454	-
Total	$ 30,524,290	$ 16,525,195
From net realized gain
Southeast Asia	$ 28,534,741	$ -
Class F	54,702	-
Total	$ 28,589,443	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Southeast Asia
Shares sold	4,615,266	13,882,017	$ 117,138,717	$ 285,662,683
Reinvestment of distributions	2,258,330	910,020	56,751,824	15,822,870
Shares redeemed	(12,634,744)	(29,172,062)	(323,157,547)	(581,908,544)
Net increase (decrease)	(5,761,148)	(14,380,025)	$ (149,267,006)	$ (280,422,991)
Class F
Shares sold	554,388	71,921	$ 14,014,535	$ 1,774,629
Reinvestment of distributions	4,704	-	118,156	-
Shares redeemed	(202,055)	(1,530)	(5,401,397)	(38,428)
Net increase (decrease)	357,037	70,391	$ 8,731,294	$ 1,736,201

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Emerging Markets Fund, Fidelity Japan Fund,
Fidelity Pacific Basin Fund

Brown Brothers Harriman & Co.
Boston, MA

Fidelity China Region Fund, Fidelity Latin America Fund,
Fidelity Nordic Fund

The Bank of New York Mellon
New York, NY

Fidelity Canada Fund, Fidelity Europe Fund

The Northern Trust Company
Chicago, IL

Fidelity Europe Capital Appreciation Fund,
Fidelity Japan Smaller Companies Fund,
Fidelity Southeast Asia Fund

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Southeast Asia Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

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The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TIF-USAN-0610
1.784917.107

Fidelity®
Europe Fund -
Class F

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Europe	1.10%
Actual		$ 1,000.00	$ 1,022.30	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class F	.86%
Actual		$ 1,000.00	$ 1,023.30	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom	28.6%
France	11.8%
Switzerland	11.1%
Germany	9.8%
Spain	6.6%
United States of America	6.5%
Sweden	4.0%
Netherlands	3.6%
Belgium	2.7%
Other	15.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom	29.2%
France	16.1%
Switzerland	9.1%
Germany	9.0%
United States of America	5.6%
Spain	5.5%
Netherlands	4.2%
Italy	3.2%
Sweden	2.8%
Other	15.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	98.4
Short-Term Investments and Net Other Assets	2.0	1.6
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (Netherlands) (United Kingdom, Oil, Gas & Consumable Fuels)	4.3	2.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.8	3.6
Banco Santander SA (Spain, Commercial Banks)	2.1	1.4
Sanofi-Aventis (France, Pharmaceuticals)	2.1	2.4
Nestle SA (Switzerland, Food Products)	1.9	2.4
Telefonica SA (Spain, Diversified Telecommunication Services)	1.9	2.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.1
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.7	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.7	0.0
Barclays PLC (United Kingdom, Commercial Banks)	1.6	1.3
	21.8
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	23.3
Industrials	13.4	9.6
Consumer Discretionary	12.2	12.4
Energy	11.1	12.0
Materials	9.7	8.1
Health Care	9.5	8.9
Consumer Staples	6.1	10.6
Information Technology	6.1	3.6
Telecommunication Services	4.6	7.8
Utilities	1.9	2.1

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Austria - 0.3%
Zumtobel AG (a)	275,874	$ 5,949,504
Bailiwick of Jersey - 1.2%
Experian PLC	1,405,000	12,987,276
Heritage Oil PLC (a)	572,800	3,986,979
Shire PLC	343,698	7,570,044
TOTAL BAILIWICK OF JERSEY		24,544,299
Belgium - 2.7%
Ageas (d)	3,126,400	9,604,385
Anheuser-Busch InBev SA NV (d)	456,955	22,170,080
Gimv NV	73,800	4,000,180
Umicore SA (d)	569,495	20,826,198
TOTAL BELGIUM		56,600,843
Bermuda - 0.4%
Central European Media Enterprises Ltd. Class A (a)	229,994	7,819,796
British Virgin Islands - 0.1%
Playtech Ltd.	287,710	2,187,897
Canada - 0.8%
PetroBakken Energy Ltd. Class A	268,194	7,281,512
Petrobank Energy & Resources Ltd. (a)	184,600	9,306,296
TOTAL CANADA		16,587,808
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	24,268,000	10,119,267
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	11,100	7,651,230
Home Inns & Hotels Management, Inc. sponsored ADR (a)	176,300	6,144,055
TOTAL CHINA		13,795,285
Denmark - 2.6%
Carlsberg AS Series B	138,300	11,178,200
FLSmidth & Co. A/S	165,000	12,433,397
Novo Nordisk AS Series B	386,852	31,831,639
TOTAL DENMARK		55,443,236
Finland - 1.1%
Fortum Corp.	326,900	8,447,794
Outotec OYJ (d)	200,500	7,493,958
UPM-Kymmene Corp.	527,900	7,576,672
TOTAL FINLAND		23,518,424
France - 11.8%
Atos Origin SA (a)	234,317	11,874,703
AXA SA (d)	968,900	19,384,418
BNP Paribas SA	371,463	25,517,242
Cap Gemini SA	165,100	8,316,869
Essilor International SA	187,015	11,401,692
Groupe Eurotunnel SA	398,900	3,643,010
Iliad Group SA	107,986	10,798,229

	Shares	Value
PPR SA	106,400	$ 14,301,730
Publicis Groupe SA	122,400	5,401,177
Remy Cointreau SA	128,177	6,932,315
Safran SA	472,500	12,006,556
Sanofi-Aventis (d)	643,077	43,874,715
Schneider Electric SA (d)	205,501	23,332,845
Societe Generale Series A	338,152	18,059,095
Technip SA	136,300	10,899,900
Total SA	288,298	15,687,288
Vallourec SA	43,815	8,728,196
TOTAL FRANCE		250,159,980
Germany - 8.7%
Bayerische Motoren Werke AG (BMW)	252,692	12,431,207
Deutsche Bank AG	299,200	20,549,056
Deutsche Boerse AG	212,100	16,450,922
Deutsche Lufthansa AG	389,600	6,478,277
HeidelbergCement AG	293,095	18,160,434
Infineon Technologies AG (a)	2,534,600	17,742,200
Linde AG (d)	128,420	15,338,937
MAN SE	213,192	20,108,828
Rheinmetall AG	177,400	12,368,053
SAP AG	406,763	19,300,904
Siemens AG	252,207	24,625,492
TOTAL GERMANY		183,554,310
Greece - 0.7%
Coca-Cola Hellenic Bottling Co. SA	420,700	11,408,715
EFG Eurobank Ergasias SA	528,000	4,244,908
TOTAL GREECE		15,653,623
Ireland - 0.9%
CRH PLC	695,545	19,892,722
Italy - 1.8%
Mediaset SpA	1,957,300	15,501,353
Prysmian SpA	347,900	6,265,045
Saipem SpA	455,435	17,008,481
TOTAL ITALY		38,774,879
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	448,057	17,438,189
Netherlands - 3.6%
Aegon NV (a)	2,301,900	16,101,304
ASML Holding NV (Netherlands)	501,100	16,443,800
Koninklijke KPN NV	865,155	12,981,365
Koninklijke Philips Electronics NV	725,008	24,347,883
QIAGEN NV (a)	243,400	5,561,690
TOTAL NETHERLANDS		75,436,042
Norway - 2.7%
Aker Solutions ASA (d)	355,200	5,937,006
DnB NOR ASA (d)	1,146,400	13,569,620
Pronova BioPharma ASA (a)	833,500	2,663,290
Sevan Marine ASA (a)	2,713,000	3,928,063
Common Stocks - continued
	Shares	Value
Norway - continued
Storebrand ASA (A Shares) (a)	2,270,000	$ 17,075,035
Telenor ASA (a)	937,400	13,327,943
TOTAL NORWAY		56,500,957
South Africa - 0.5%
Clicks Group Ltd.	2,413,163	10,111,338
Spain - 6.6%
Banco Bilbao Vizcaya Argentaria SA	802,928	10,561,445
Banco Popular Espanol SA	1,387,300	9,823,968
Banco Santander SA	3,486,647	44,117,228
Gestevision Telecinco SA	1,164,700	16,562,901
Inditex SA	190,676	11,802,874
Sol Melia SA	770,600	6,407,320
Telefonica SA	1,384,803	31,348,854
Telefonica SA sponsored ADR	129,200	8,757,176
TOTAL SPAIN		139,381,766
Sweden - 4.0%
H&M Hennes & Mauritz AB (B Shares) (d)	242,496	15,476,126
Modern Times Group MTG AB (B Shares)	219,600	13,374,351
Sandvik AB (d)	1,575,500	22,585,499
Skandinaviska Enskilda Banken AB (A Shares)	2,441,300	16,644,707
Swedbank AB (A Shares)	919,017	9,896,818
Telefonaktiebolaget LM Ericsson (B Shares)	678,562	7,832,373
TOTAL SWEDEN		85,809,874
Switzerland - 11.1%
ABB Ltd. (Reg.)	903,880	17,338,583
Clariant AG (Reg.) (a)	1,199,630	16,552,298
Compagnie Financiere Richemont SA Series A	149,872	5,528,127
Credit Suisse Group (Reg.)	475,660	21,832,749
Givaudan SA	9,900	8,615,145
Nestle SA	821,333	40,190,445
Novartis AG	690,512	35,207,222
Roche Holding AG (participation certificate)	169,383	26,744,987
Schindler Holding AG (participation certificate)	120,134	10,553,230
Sonova Holding AG Class B	117,618	14,581,013
The Swatch Group AG (Bearer)	29,910	8,762,950
UBS AG (NY Shares) (a)	1,949,500	30,061,290
TOTAL SWITZERLAND		235,968,039
United Kingdom - 28.6%
Anglo American PLC (United Kingdom) (a)	843,400	35,819,331
Barclays PLC	6,496,567	33,367,255
Barratt Developments PLC (a)	1,438,600	2,722,155

	Shares	Value
BG Group PLC	1,633,938	$ 27,614,208
BP PLC	4,166,700	36,336,752
British Airways PLC (a)(d)	3,119,500	10,814,169
BT Group PLC	4,547,600	8,749,741
Burberry Group PLC	956,800	9,798,205
Carphone Warehouse Group PLC (a)	1,969,389	5,793,259
Centrica PLC	4,029,490	18,097,414
HSBC Holdings PLC (United Kingdom)	5,936,057	60,435,431
Imperial Tobacco Group PLC	644,326	18,353,154
InterContinental Hotel Group PLC	554,149	9,768,806
Invensys PLC	2,673,700	13,767,791
ITV PLC (a)	13,103,000	13,439,807
Lloyds TSB Group PLC	17,440,400	17,446,708
Misys PLC (a)	2,648,000	9,427,789
Mothercare PLC	815,000	7,146,626
National Grid PLC	1,392,000	13,421,189
Prudential PLC	1,681,307	14,758,918
Reckitt Benckiser Group PLC	404,739	21,022,567
Rexam PLC	2,021,200	9,964,988
Rio Tinto PLC	495,851	25,219,025
Royal Dutch Shell PLC Class A (Netherlands)	2,905,111	91,166,860
Salamander Energy PLC (a)	372,270	1,422,286
Schroders PLC	394,900	8,347,688
SSL International PLC	649,189	8,504,515
Standard Chartered PLC (United Kingdom)	541,881	14,452,495
TalkTalk Telecom Group PLC (a)	3,800,000	7,346,141
Taylor Wimpey PLC (a)	14,096,100	8,717,398
Tomkins PLC	2,783,600	10,529,263
Vedanta Resources PLC	218,000	8,332,228
Vodafone Group PLC	2,768,486	6,133,749
Whitbread PLC	252,648	5,903,389
Wolseley PLC (a)	504,821	12,606,185
TOTAL UNITED KINGDOM		606,747,485
United States of America - 4.5%
Agilent Technologies, Inc. (a)	371,400	13,466,964
Apple, Inc. (a)	28,400	7,415,808
CME Group, Inc.	30,900	10,147,869
Express Scripts, Inc. (a)	96,900	9,702,597
Morgan Stanley	428,800	12,958,336
Pride International, Inc. (a)	146,200	4,434,246
Regions Financial Corp.	1,011,600	8,942,544
SanDisk Corp. (a)	216,500	8,636,185
Union Pacific Corp.	114,000	8,625,240
Virgin Media, Inc.	663,500	11,670,965
TOTAL UNITED STATES OF AMERICA		96,000,754
TOTAL COMMON STOCKS (Cost $1,834,908,825)		2,047,996,317
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value
Germany - 1.1%
ProSiebenSat.1 Media AG	1,228,790	$ 23,118,672
Italy - 0.2%
Fondiaria-Sai SpA (Risparmio Shares)	490,100	4,782,160
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,920,832)		27,900,832
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 0.21% (b)	38,866,953	38,866,953
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	196,871,980	196,871,980
TOTAL MONEY MARKET FUNDS (Cost $235,738,933)		235,738,933
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $2,089,568,590)	2,311,636,082
NET OTHER ASSETS - (9.1)%	(192,641,399)
NET ASSETS - 100%	$ 2,118,994,683
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,769
Fidelity Securities Lending Cash Central Fund	536,072
Total	$ 573,841
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 606,747,485	$ -	$ 606,747,485	$ -
France	250,159,980	-	250,159,980	-
Switzerland	235,968,039	30,061,290	205,906,749	-
Germany	206,672,982	-	206,672,982	-
Spain	139,381,766	8,757,176	130,624,590	-
United States of America	96,000,754	96,000,754	-	-
Sweden	85,809,874	-	85,809,874	-
Netherlands	75,436,042	5,561,690	69,874,352	-
Belgium	56,600,843	-	56,600,843	-
Other	323,119,384	48,314,227	274,805,157	-
Money Market Funds	235,738,933	235,738,933	-	-
Total Investments in Securities:	$ 2,311,636,082	$ 424,434,070	$ 1,887,202,012	$ -
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $1,140,360,059 of which $413,142,102 and $727,217,957 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $186,755,527) - See accompanying schedule: Unaffiliated issuers (cost $1,853,829,657)	$ 2,075,897,149
Fidelity Central Funds (cost $235,738,933)	235,738,933
Total Investments (cost $2,089,568,590)		$ 2,311,636,082
Foreign currency held at value (cost $57,551)		57,685
Receivable for investments sold		71,299,892
Receivable for fund shares sold		500,221
Dividends receivable		10,282,268
Distributions receivable from Fidelity Central Funds		253,606
Prepaid expenses		4,390
Other receivables		655,152
Total assets		2,394,689,296

Liabilities
Payable for investments purchased	$ 73,746,331
Payable for fund shares redeemed	2,725,889
Accrued management fee	1,721,440
Other affiliated payables	534,407
Other payables and accrued expenses	94,566
Collateral on securities loaned, at value	196,871,980
Total liabilities		275,694,613

Net Assets		$ 2,118,994,683
Net Assets consist of:
Paid in capital		$ 2,823,521,685
Undistributed net investment income		7,011,807
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(933,498,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		221,960,100
Net Assets		$ 2,118,994,683

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Europe: Net Asset Value, offering price andredemption price per share ($2,000,784,567 ÷ 69,841,354 shares)	$ 28.65

Class F: Net Asset Value, offering price and redemption price per share ($118,210,116 ÷ 4,122,786 shares)	$ 28.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 28,083,219
Interest		740
Income from Fidelity Central Funds		573,841
		28,657,800
Less foreign taxes withheld		(2,781,308)
Total income		25,876,492

Expenses
Management fee Basic fee	$ 9,023,651
Performance adjustment	1,075,679
Transfer agent fees	2,892,936
Accounting and security lending fees	556,840
Custodian fees and expenses	222,149
Independent trustees' compensation	7,408
Registration fees	13,461
Audit	44,142
Legal	9,659
Interest	824
Miscellaneous	22,592
Total expenses before reductions	13,869,341
Expense reductions	(1,108,020)	12,761,321
Net investment income (loss)		13,115,171
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,674,849
Redemption in-kind with affiliated entities	66,299,229
Capital gain distributions from Fidelity Central Funds	3,663
Foreign currency transactions	(362,962)
Total net realized gain (loss)		235,614,779
Change in net unrealized appreciation (depreciation) on: Investment securities	(152,238,572)
Assets and liabilities in foreign currencies	(234,162)
Total change in net unrealized appreciation (depreciation)		(152,472,734)
Net gain (loss)		83,142,045
Net increase (decrease) in net assets resulting from operations		$ 96,257,216

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,115,171	$ 56,325,730
Net realized gain (loss)	235,614,779	(724,651,734)
Change in net unrealized appreciation (depreciation)	(152,472,734)	1,226,123,892
Net increase (decrease) in net assets resulting from operations	96,257,216	557,797,888
Distributions to shareholders from net investment income	(52,304,897)	(84,199,329)
Share transactions - net increase (decrease)	(790,257,944)	(360,094,583)
Redemption fees	9,549	14,843
Total increase (decrease) in net assets	(746,296,076)	113,518,819
Net Assets
Beginning of period	2,865,290,759	2,751,771,940
End of period (including undistributed net investment income of $7,011,807 and undistributed net investment income of $46,201,533, respectively)	$ 2,118,994,683	$ 2,865,290,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Europe

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 28.52	$ 23.57	$ 47.46	$ 42.31	$ 37.26	$ 30.42
Income from Investment Operations
Net investment income (loss) D	.15	.52	.68	.69	.58	.33
Net realized and unrealized gain (loss)	.50	5.16	(20.84)	9.99	8.74	6.68
Total from investment operations	.65	5.68	(20.16)	10.68	9.32	7.01
Distributions from net investment income	(.52)	(.73)	(.65)	(.46)	(.30)	(.09)
Distributions from net realized gain	-	-	(3.08)	(5.07)	(3.97)	(.08)
Total distributions	(.52)	(.73)	(3.73)	(5.53)	(4.27)	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 28.65	$ 28.52	$ 23.57	$ 47.46	$ 42.31	$ 37.26
Total Return B, C	2.23%	25.36%	(46.03)%	28.33%	27.40%	23.12%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	1.09%	1.00%	1.06%	1.16%	1.15%
Expenses net of fee waivers, if any	1.10% A	1.09%	1.00%	1.06%	1.16%	1.15%
Expenses net of all reductions	1.01% A	1.04%	.95%	1.01%	1.05%	1.07%
Net investment income (loss)	1.02% A	2.22%	1.82%	1.65%	1.48%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,000,785	$ 2,845,423	$ 2,751,772	$ 5,464,623	$ 4,033,263	$ 2,547,812
Portfolio turnover rate F	113% A	135%	100%	100%	127%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.54	$ 24.23
Income from Investment Operations
Net investment income (loss) D	.18	.02
Net realized and unrealized gain (loss)	.50	4.29
Total from investment operations	.68	4.31
Distributions from net investment income	(.55)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 28.67	$ 28.54
Total Return B, C	2.33%	17.79%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.80% A
Expenses net of fee waivers, if any	.86% A	.80% A
Expenses net of all reductions	.78% A	.75% A
Net investment income (loss)	1.26% A	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,210	$ 19,867
Portfolio turnover rate F	113% A	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Europe and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Europe Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 310,926,389
Gross unrealized depreciation	(98,402,025)
Net unrealized appreciation (depreciation)	$ 212,524,364
Tax cost	$ 2,099,111,718

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,381,885,123 and $2,207,536,966, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Europe, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Europe. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets *
Europe	$ 2,892,936.24

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,398 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 20,118,000.37%		$ 824

Redemption in kind. During the period, 26,789,652 shares of the Fund held by affiliated entities were redeemed in kind for cash and securities with a value of $800,000,000. The realized gain (loss) of $66,299,229 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,300 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Fidelity Europe Fund
Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $536,072.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,107,976 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $44.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Europe	$ 51,533,641	$ 84,199,329
Class F	771,256	-
Total	$ 52,304,897	$ 84,199,329

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Europe
Shares sold	1,846,880	8,157,697	$ 54,187,526	$ 210,132,130
Reinvestment of distributions	1,727,950	4,111,918	50,888,132	83,348,583
Shares redeemed	(33,515,627)	(29,232,967)	(994,312,364)	(674,156,102)
Net increase (decrease)	(29,940,797)	(16,963,352)	$ (889,236,706)	$ (380,675,389)
Class F
Shares sold	4,750,777	703,795	$ 138,290,679	$ 20,808,216
Reinvestment of distributions	26,189	-	771,256	-
Shares redeemed	(1,350,394)	(7,581)	(40,083,173)	(227,410)
Net increase (decrease)	3,426,572	696,214	$ 98,978,762	$ 20,580,806

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 13% and 11%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of NY Mellon
New York, NY

EUR-F-SANN-0610
1.891969.100

Fidelity®
Japan Fund -
Class F

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Japan	.97%
Actual		$ 1,000.00	$ 1,127.00	$ 5.12
Hypothetical A		$ 1,000.00	$ 1,019.98	$ 4.86
Class F	.73%
Actual		$ 1,000.00	$ 1,128.00	$ 3.85
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan	92.7%
United States of America	7.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan	94.7%
United States of America	5.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.7	94.7
Short-Term Investments and Net Other Assets	7.3	5.3
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5.5	5.5
T&D Holdings, Inc. (Insurance)	5.0	2.5
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.0	2.9
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	3.8	3.1
Canon, Inc. (Office Electronics)	3.4	4.2
Honda Motor Co. Ltd. (Automobiles)	2.8	2.4
ORIX Corp. (Consumer Finance)	2.5	2.8
Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	2.5	1.9
NKSJ Holdings, Inc. (Insurance)	2.3	0.0
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2.3	2.1
	34.1
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	24.2
Consumer Discretionary	17.7	21.0
Industrials	14.9	16.8
Information Technology	13.3	16.2
Materials	6.8	5.6
Telecommunication Services	5.5	6.5
Consumer Staples	2.3	2.1
Health Care	1.1	1.7
Utilities	0.0	0.6

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 5.6%
Bridgestone Corp.	231,600	$ 3,860,056
Denso Corp.	739,900	21,593,799
NGK Spark Plug Co. Ltd.	204,000	2,777,771
NOK Corp.	553,600	9,477,151
Stanley Electric Co. Ltd.	1,034,200	21,282,962
Toyoda Gosei Co. Ltd.	269,400	7,531,613
		66,523,352
Automobiles - 4.1%
Honda Motor Co. Ltd.	956,400	32,363,960
Toyota Motor Corp.	399,100	15,421,231
		47,785,191
Household Durables - 1.5%
Sekisui House Ltd.	1,592,000	15,175,868
Sharp Corp.	226,000	2,927,311
		18,103,179
Leisure Equipment & Products - 1.4%
Nikon Corp.	479,500	10,885,750
Sega Sammy Holdings, Inc.	453,800	5,952,109
		16,837,859
Media - 1.5%
Fuji Media Holdings, Inc.	11,138	18,047,521
Multiline Retail - 1.1%
Isetan Mitsukoshi Holdings Ltd.	596,840	6,893,161
Takashimaya Co. Ltd.	670,000	6,352,328
		13,245,489
Specialty Retail - 2.5%
Nishimatsuya Chain Co. Ltd. (d)	576,300	6,491,274
Shimachu Co. Ltd.	150,000	3,120,409
Xebio Co. Ltd.	142,300	3,028,401
Yamada Denki Co. Ltd.	215,220	16,840,914
		29,480,998
TOTAL CONSUMER DISCRETIONARY		210,023,589
CONSUMER STAPLES - 2.3%
Beverages - 0.8%
Coca-Cola West Co. Ltd.	101,400	1,796,333
Kirin Holdings Co. Ltd.	552,000	7,908,790
		9,705,123
Food & Staples Retailing - 1.3%
FamilyMart Co. Ltd.	289,500	9,985,947
Seven & i Holdings Co., Ltd.	181,600	4,643,958
		14,629,905

	Shares	Value
Personal Products - 0.2%
Kose Corp.	101,100	$ 2,361,476
TOTAL CONSUMER STAPLES		26,696,504
FINANCIALS - 31.1%
Capital Markets - 1.3%
Matsui Securities Co. Ltd. (d)	563,000	4,228,755
Nomura Holdings, Inc.	1,559,900	10,782,781
		15,011,536
Commercial Banks - 11.3%
Chiba Bank Ltd.	1,299,000	8,226,955
Mitsubishi UFJ Financial Group, Inc.	8,673,700	45,201,356
Seven Bank Ltd.	1,656	3,258,052
Sumitomo Mitsui Financial Group, Inc.	1,451,300	47,999,722
Sumitomo Trust & Banking Co. Ltd.	4,812,000	29,102,347
		133,788,432
Consumer Finance - 3.6%
Credit Saison Co. Ltd.	863,400	12,628,151
ORIX Corp.	325,100	29,938,412
		42,566,563
Insurance - 9.8%
Dai-ichi Mutual Life Insurance Co.	5,401	9,228,793
MS&AD Insurance Group Holdings, Inc. (a)	315,000	9,054,388
NKSJ Holdings, Inc. (a)	3,772,000	27,387,459
Sony Financial Holdings, Inc.	3,191	11,516,544
T&D Holdings, Inc.	2,256,100	58,937,924
		116,125,108
Real Estate Investment Trusts - 1.8%
Japan Prime Realty Investment Corp.	1,991	4,767,123
Japan Real Estate Investment Corp.	1,060	8,858,725
Nomura Real Estate Office Fund, Inc.	1,412	7,982,242
		21,608,090
Real Estate Management & Development - 3.3%
Mitsubishi Estate Co. Ltd.	1,496,000	26,970,557
Mitsui Fudosan Co. Ltd.	615,000	11,389,958
		38,360,515
TOTAL FINANCIALS		367,460,244
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	159,600	8,036,921
Pharmaceuticals - 0.4%
Astellas Pharma, Inc.	137,400	4,811,308
TOTAL HEALTH CARE		12,848,229
INDUSTRIALS - 14.9%
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	420,000	6,001,992
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.8%
Asahi Glass Co. Ltd.	868,000	$ 10,257,383
Daikin Industries Ltd.	296,900	11,196,774
		21,454,157
Construction & Engineering - 0.2%
Kandenko Co. Ltd.	398,000	2,597,402
Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	1,854,000	16,524,636
Sumitomo Electric Industries Ltd.	718,200	8,838,606
		25,363,242
Machinery - 2.0%
Fanuc Ltd.	58,300	6,884,773
Kubota Corp.	977,000	8,581,674
NSK Ltd.	1,095,000	8,353,175
		23,819,622
Marine - 0.2%
Mitsui O.S.K. Lines Ltd.	369,000	2,758,858
Road & Rail - 1.5%
East Japan Railway Co.	261,300	17,480,281
Trading Companies & Distributors - 4.9%
Itochu Corp.	1,818,000	15,751,370
Mitsubishi Corp.	590,100	13,978,972
Mitsui & Co. Ltd.	1,473,000	22,139,036
Sumitomo Corp.	549,800	6,620,993
		58,490,371
Transportation Infrastructure - 1.6%
The Sumitomo Warehouse Co. Ltd.	3,862,000	18,378,729
TOTAL INDUSTRIALS		176,344,654
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 0.6%
Fujitsu Ltd.	1,004,000	7,060,467
Electronic Equipment & Components - 5.6%
Fujifilm Holdings Corp.	30,500	1,045,336
Horiba Ltd.	81,200	2,415,339
Ibiden Co. Ltd.	435,200	15,799,340
Nippon Electric Glass Co. Ltd.	390,000	5,983,073
Yamatake Corp.	835,400	20,820,520
Yaskawa Electric Corp.	1,427,000	12,700,650
Yokogawa Electric Corp.	893,000	7,632,793
		66,397,051
Internet Software & Services - 0.2%
Yahoo! Japan Corp.	7,758	2,970,552
IT Services - 0.5%
NTT Data Corp.	1,701	6,141,767
Office Electronics - 5.2%
Canon, Inc.	873,600	39,963,470

	Shares	Value
Konica Minolta Holdings, Inc.	1,313,000	$ 16,609,295
Ricoh Co. Ltd.	286,000	4,858,720
		61,431,485
Semiconductors & Semiconductor Equipment - 1.2%
ROHM Co. Ltd.	83,300	6,216,683
Tokyo Electron Ltd.	117,100	7,677,814
		13,894,497
TOTAL INFORMATION TECHNOLOGY		157,895,819
MATERIALS - 6.8%
Chemicals - 4.5%
JSR Corp.	754,700	15,410,568
Mitsubishi Chemical Holdings Corp.	1,124,000	5,999,269
Nissan Chemical Industries Co. Ltd.	588,000	7,942,769
Nitto Denko Corp.	311,600	12,257,660
Shin-Etsu Chemical Co., Ltd.	164,300	9,471,671
Ube Industries Ltd.	950,000	2,401,374
		53,483,311
Containers & Packaging - 0.5%
Toyo Seikan Kaisha Ltd.	369,000	6,349,169
Metals & Mining - 1.8%
Nippon Steel Corp.	1,454,000	5,158,863
Sumitomo Metal Industries Ltd.	5,767,000	15,654,789
		20,813,652
TOTAL MATERIALS		80,646,132
TELECOMMUNICATION SERVICES - 5.5%
Wireless Telecommunication Services - 5.5%
NTT DoCoMo, Inc.	41,805	65,043,343
TOTAL COMMON STOCKS (Cost $1,128,020,882)		1,096,958,514
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.21% (b)	86,675,873	86,675,873
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,604,000	2,604,000
TOTAL MONEY MARKET FUNDS (Cost $89,279,873)		89,279,873
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,217,300,755)	1,186,238,387
NET OTHER ASSETS - (0.2)%	(2,715,063)
NET ASSETS - 100%	$ 1,183,523,324
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,167
Fidelity Securities Lending Cash Central Fund	16,087
Total	$ 84,254
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 210,023,589	$ 94,550,125	$ 115,473,464	$ -
Consumer Staples	26,696,504	14,143,756	12,552,748	-
Financials	367,460,244	102,937,350	264,522,894	-
Health Care	12,848,229	8,036,921	4,811,308	-
Industrials	176,344,654	20,976,131	155,368,523	-
Information Technology	157,895,819	63,935,605	93,960,214	-
Materials	80,646,132	27,668,228	52,977,904	-
Telecommunication Services	65,043,343	-	65,043,343	-
Money Market Funds	89,279,873	89,279,873	-	-
Total Investments in Securities:	$ 1,186,238,387	$ 421,527,989	$ 764,710,398	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $389,019,008 of which $151,185,501 and $237,833,507 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,445,152) - See accompanying schedule: Unaffiliated issuers (cost $1,128,020,882)	$ 1,096,958,514
Fidelity Central Funds (cost $89,279,873)	89,279,873
Total Investments (cost $1,217,300,755)		$ 1,186,238,387
Receivable for investments sold		2,848,059
Receivable for fund shares sold		496,054
Dividends receivable		9,571,960
Distributions receivable from Fidelity Central Funds		16,853
Prepaid expenses		1,629
Other receivables		15,192
Total assets		1,199,188,134

Liabilities
Payable for investments purchased	$ 11,696,563
Payable for fund shares redeemed	327,395
Accrued management fee	707,964
Other affiliated payables	255,649
Other payables and accrued expenses	73,239
Collateral on securities loaned, at value	2,604,000
Total liabilities		15,664,810

Net Assets		$ 1,183,523,324
Net Assets consist of:
Paid in capital		$ 1,648,672,768
Undistributed net investment income		5,906,647
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(439,865,731)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,190,360)
Net Assets		$ 1,183,523,324

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)
Japan: Net Asset Value, offering price and redemption price per share ($1,128,154,617 ÷ 101,487,730 shares)	$ 11.12

Class F: Net Asset Value, offering price and redemption price per share ($55,368,707 ÷ 4,973,113 shares)	$ 11.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 11,905,348
Income from Fidelity Central Funds		84,254
		11,989,602
Less foreign taxes withheld		(833,374)
Total income		11,156,228

Expenses
Management fee Basic fee	$ 3,766,180
Performance adjustment	(276,117)
Transfer agent fees	1,234,395
Accounting and security lending fees	247,336
Custodian fees and expenses	75,549
Independent trustees' compensation	2,887
Registration fees	14,641
Audit	34,632
Legal	2,950
Miscellaneous	8,439
Total expenses before reductions	5,110,892
Expense reductions	(7,661)	5,103,231
Net investment income (loss)		6,052,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,636,589)
Foreign currency transactions	105,007
Total net realized gain (loss)		(9,531,582)
Change in net unrealized appreciation (depreciation) on: Investment securities	130,518,184
Assets and liabilities in foreign currencies	(171,015)
Total change in net unrealized appreciation (depreciation)		130,347,169
Net gain (loss)		120,815,587
Net increase (decrease) in net assets resulting from operations		$ 126,868,584

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,052,997	$ 8,504,736
Net realized gain (loss)	(9,531,582)	(243,143,523)
Change in net unrealized appreciation (depreciation)	130,347,169	346,812,316
Net increase (decrease) in net assets resulting from operations	126,868,584	112,173,529
Distributions to shareholders from net investment income	(6,665,780)	(12,255,123)
Distributions to shareholders from net realized gain	(9,507,465)	(1,114,103)
Total distributions	(16,173,245)	(13,369,226)
Share transactions - net increase (decrease)	122,523,779	(173,975,850)
Redemption fees	22,468	118,891
Total increase (decrease) in net assets	233,241,586	(75,052,656)

Net Assets
Beginning of period	950,281,738	1,025,334,394
End of period (including undistributed net investment income of $5,906,647 and undistributed net investment income of $6,519,430, respectively)	$ 1,183,523,324	$ 950,281,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.03	$ 18.00	$ 16.85	$ 15.00	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.06	.08	.10	.04	.01	.03
Net realized and unrealized gain (loss)	1.20	1.04	(6.64)	1.35	1.85	3.34
Total from investment operations	1.26	1.12	(6.54)	1.39	1.86	3.37
Distributions from net investment income	(.07)	(.11)	(.04)	(.01)	(.02)	-
Distributions from net realized gain	(.10)	(.01)	(2.39)	(.23)	(.01)	-
Total distributions	(.17)	(.12)	(2.43)	(.24)	(.03)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	.02	- H
Net asset value, end of period	$ 11.12	$ 10.03	$ 9.03	$ 18.00	$ 16.85	$ 15.00
Total Return B, C	12.70%	12.84%	(41.88)%	8.36%	12.54%	28.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.90%	1.12%	1.08%	1.08%	1.03%
Expenses net of fee waivers, if any	.97% A	.90%	1.12%	1.08%	1.08%	1.03%
Expenses net of all reductions	.97% A	.89%	1.10%	1.06%	1.05%	1.02%
Net investment income (loss)	1.13% A	.90%	.72%	.24%	.08%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,128,155	$ 944,902	$ 1,025,334	$ 1,779,451	$ 1,763,387	$ 1,075,145
Portfolio turnover rate F	43% A	73%	78%	158%	78%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.06
Income from Investment Operations
Net investment income (loss) D	.07	- I
Net realized and unrealized gain (loss)	1.20	(.02)
Total from investment operations	1.27	(.02)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.10)	-
Total distributions	(.18)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.13	$ 10.04
Total Return B, C	12.80%	(.20)%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.69% A
Expenses net of fee waivers, if any	.73% A	.69% A
Expenses net of all reductions	.73% A	.68% A
Net investment income (loss)	1.37% A	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,369	$ 5,380
Portfolio turnover rate F	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Japan and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Fidelity Japan Fund
Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,746,195
Gross unrealized depreciation	(146,109,593)
Net unrealized appreciation (depreciation)	$ (59,363,398)
Tax cost	$ 1,245,601,785

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $286,453,592 and $210,050,432, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Japan, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Japan. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Japan	$ 1,234,395.24

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,065 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,087.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,661 for the period.

Semiannual Report

Fidelity Japan Fund
Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Japan	$ 6,581,344	$ 12,255,123
Class F	84,436	-
Total	$ 6,665,780	$ 12,255,123
From net realized gain
Japan	$ 9,401,920	$ 1,114,103
Class F	105,545	-
Total	$ 9,507,465	$ 1,114,103

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Japan
Shares sold	15,525,753	14,149,369	$ 162,948,555	$ 138,053,275
Reinvestment of distributions	1,440,939	1,672,325	14,827,260	12,626,051
Shares redeemed	(9,717,130)	(35,103,846)	(101,501,585)	(330,281,121)
Net increase (decrease)	7,249,562	(19,282,152)	$ 76,274,230	$ (179,601,795)
Class F
Shares sold	4,533,877	547,276	$ 47,268,110	$ 5,744,073
Reinvestment of distributions	18,463	-	189,982	-
Shares redeemed	(115,080)	(11,423)	(1,208,543)	(118,128)
Net increase (decrease)	4,437,260	535,853	$ 46,249,549	$ 5,625,945

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 was the owner of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 52% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

JPN-F-SANN-0610
1.891749.100

Fidelity®
Southeast Asia Fund -
Class F

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Southeast Asia Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Southeast Asia	.77%
Actual		$ 1,000.00	$ 1,130.30	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class F	.51%
Actual		$ 1,000.00	$ 1,131.80	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Southeast Asia Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Korea (South)	23.3%
China	16.3%
Taiwan	15.8%
Hong Kong	15.2%
Singapore	8.7%
Thailand	4.2%
Cayman Islands	3.9%
Malaysia	3.2%
Indonesia	2.9%
Other	6.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Korea (South)	21.5%
China	18.9%
Hong Kong	17.3%
Taiwan	15.8%
Singapore	5.5%
Cayman Islands	4.4%
Thailand	3.8%
Malaysia	3.6%
Indonesia	3.3%
Other	5.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.8
Short-Term Investments and Net Other Assets	0.9	1.2
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.3	5.0
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	3.6	3.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	2.4	2.2
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	2.3	3.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	2.1	2.5
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	2.1	2.0
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	2.0	2.2
POSCO (Korea (South), Metals & Mining)	1.9	1.2
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	1.7	1.5
Hyundai Motor Co. (Korea (South), Automobiles)	1.4	1.5
	23.8
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	34.5
Information Technology	22.2	20.3
Industrials	10.4	9.1
Materials	8.0	5.9
Consumer Discretionary	7.3	5.9
Energy	6.8	6.9
Telecommunication Services	6.6	7.4
Consumer Staples	3.6	3.8
Utilities	2.8	4.1
Health Care	0.8	0.9

Semiannual Report

Fidelity Southeast Asia Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 0.1%
Wesfarmers Ltd.	93,800	$ 2,513,845
Bermuda - 1.9%
Beijing Enterprises Water Group Ltd. (a)	6,106,000	2,410,106
CNPC (Hong Kong) Ltd.	5,510,000	7,302,739
Genpact Ltd. (a)	51,100	862,568
Huabao International Holdings Ltd.	8,308,000	9,602,039
Noble Group Ltd.	3,824,000	8,293,827
Orient Overseas International Ltd.	744,500	5,662,214
TOTAL BERMUDA		34,133,493
Canada - 0.3%
Niko Resources Ltd.	48,800	5,347,254
Cayman Islands - 3.9%
Agile Property Holdings Ltd.	5,010,000	5,804,460
BaWang International (Group) Holding Ltd.	1,645,000	1,210,824
Bosideng International Holdings Ltd.	8,950,000	2,475,060
Central China Real Estate Ltd.	11,419,000	2,833,537
Chaoda Modern Agriculture (Holdings) Ltd.	6,870,000	7,854,474
Daphne International Holdings Ltd.	5,384,000	5,561,657
Hengan International Group Co. Ltd.	924,500	7,097,275
Hidili Industry International Development Ltd. (a)	2,317,000	2,525,352
JA Solar Holdings Co. Ltd. ADR (a)(d)	492,390	3,008,503
Kingboard Chemical Holdings Ltd.	1,077,000	5,773,941
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	107,700	176,708
Kingdee International Software Group Co. Ltd.	11,132,000	4,280,087
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	649,500	3,091,620
Mindray Medical International Ltd. sponsored ADR (d)	106,900	4,083,580
Perfect World Co. Ltd. sponsored ADR Class B (a)	84,400	2,824,868
Sany Heavy Equipment International Holdings Co. Ltd.	84,000	101,522
TCC International Holdings Ltd.	5,202,000	2,015,670
Trina Solar Ltd. ADR (a)(d)	128,500	3,324,295
Xinao Gas Holdings Ltd.	1,510,000	4,557,031
TOTAL CAYMAN ISLANDS		68,600,464
China - 16.3%
Baidu.com, Inc. sponsored ADR (a)	6,000	4,135,800
Bank of China Ltd. (H Shares)	29,205,000	15,034,204
Bank of Communications Co. Ltd. (H Shares)	9,631,000	10,968,766
BYD Co. Ltd. (H Shares) (a)	777,500	6,903,383
China BlueChemical Ltd. (H shares)	3,796,000	2,346,989
China Citic Bank Corp. Ltd. Class H	12,472,000	8,198,687
China Communications Services Corp. Ltd. (H Shares)	17,502,000	8,787,381

	Shares	Value
China Construction Bank Corp. (H Shares)	48,759,000	$ 39,595,595
China Eastern Airlines Corp. Ltd. (a)	6,644,000	3,728,466
China Life Insurance Co. Ltd. (H Shares)	7,929,000	35,728,075
China Merchants Bank Co. Ltd. (H Shares)	4,918,000	12,056,215
China Shenhua Energy Co. Ltd. (H Shares)	3,508,000	15,053,152
China Yurun Food Group Ltd.	2,847,000	8,633,150
Dalian Port (PDA) Co. Ltd. (H Shares)	8,120,000	3,737,609
Digital China Holdings Ltd. (H Shares)	3,571,000	5,256,552
Dongfeng Motor Group Co. Ltd. (H Shares)	6,030,000	8,564,042
Harbin Power Equipment Co. Ltd. (H Shares)	4,386,000	3,431,811
Industrial & Commercial Bank of China Ltd. (H Shares)	51,723,000	37,697,936
Jiangsu Expressway Co. Ltd. (H Shares)	8,354,000	7,843,949
Minth Group Ltd.	1,224,000	1,722,451
Nine Dragons Paper (Holdings) Ltd.	3,070,000	5,178,720
PetroChina Co. Ltd. (H Shares)	13,616,000	15,679,604
Shenzhou International Group Holdings Ltd.	1,771,000	2,330,127
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	211,628	1,828,466
Tencent Holdings Ltd.	413,500	8,551,179
Yantai Changyu Pioneer Wine Co. (B Shares)	365,261	3,109,625
Yanzhou Coal Mining Co. Ltd. (H Shares)	3,882,000	10,798,328
TOTAL CHINA		286,900,262
Hong Kong - 15.2%
ASM Pacific Technology Ltd.	413,900	3,902,498
Cathay Pacific Airways Ltd.	3,877,000	8,075,842
China Agri-Industries Holding Ltd.	3,538,000	4,635,262
China Everbright Ltd.	948,000	2,337,737
China Mobile (Hong Kong) Ltd.	6,394,300	62,593,697
China Resources Power Holdings Co. Ltd.	5,123,116	10,385,914
CLP Holdings Ltd.	2,267,000	15,881,097
CNOOC Ltd.	21,271,000	37,414,847
Guangdong Investment Ltd.	15,936,000	8,264,392
Henderson Land Development Co. Ltd.	1,270,000	8,004,600
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	254,000	144,585
Hongkong Land Holdings Ltd.	1,330,000	7,035,676
Hutchison Whampoa Ltd.	2,322,000	15,936,027
Industrial & Commercial Bank of China (Asia) Ltd.	766,000	1,905,596
Lenovo Group Ltd.	11,982,000	8,833,240
Link (REIT)	3,761,050	9,226,785
New World Development Co. Ltd.	5,903,000	10,470,144
PCCW Ltd.	21,688,000	6,556,295
Sa Sa International Holdings Ltd.	1,542,000	1,286,507
Shanghai Industrial Holdings Ltd.	1,655,000	7,150,356
Shenzhen Investment Ltd.	8,826,000	2,683,399
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Singamas Container Holdings Ltd. (a)	15,230,000	$ 2,728,367
Sino Land Co.	2,406,775	4,319,106
Swire Pacific Ltd. (A Shares)	1,228,000	14,238,513
Wharf Holdings Ltd.	2,437,000	13,179,969
TOTAL HONG KONG		267,190,451
India - 1.9%
Bank of Baroda	220,408	3,396,068
Cadila Healthcare Ltd.	166,199	2,095,758
Crompton Greaves Ltd.	516,633	3,067,713
Ess Dee Aluminium Ltd.	183,198	2,022,747
Geodesic Ltd.	378,856	962,692
ICSA (India) Ltd.	286,636	886,775
Infosys Technologies Ltd.	58,568	3,581,640
Infotech Enterprises Ltd.	159,630	1,398,724
JSW Steel Ltd.	91,199	2,500,049
Patni Computer Systems Ltd.	280,193	3,353,648
Rural Electrification Corp. Ltd. (a)	224,170	1,274,988
Tata Consultancy Services Ltd.	236,163	4,056,276
Tata Steel Ltd.	287,908	3,979,885
TOTAL INDIA		32,576,963
Indonesia - 2.9%
PT Astra International Tbk	2,411,000	12,461,068
PT Bank Rakyat Indonesia Tbk	17,678,000	17,305,243
PT BISI International Tbk (a)	14,906,500	2,958,669
PT Bumi Resources Tbk	24,244,500	6,223,147
PT Indocement Tunggal Prakarsa Tbk	3,104,500	5,380,309
PT Indofood Sukses Makmur Tbk	6,402,500	2,732,052
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,740,500	2,900,138
PT XL Axiata Tbk (a)	4,462,500	1,819,767
TOTAL INDONESIA		51,780,393
Korea (South) - 23.3%
Amorepacific Corp.	9,730	7,348,089
Busan Bank	788,020	8,385,374
Cheil Worldwide, Inc.	25,114	7,906,889
CJ Corp.	132,590	7,660,930
Daegu Bank Co. Ltd.	562,290	7,430,947
Daehan Steel Co. Ltd.	140,750	1,424,820
Doosan Construction & Engineering Co. Ltd.	369,540	1,816,041
Duksan Hi-Metal Co. Ltd. (a)	638,887	10,235,944
GS Holdings Corp.	140,230	4,877,047
Halla Climate Control Co.	293,370	3,937,516
Hana Financial Group, Inc.	290,670	9,039,709
Hanwha Corp.	122,760	4,539,117
Honam Petrochemical Corp.	40,657	5,269,979
Hynix Semiconductor, Inc. (a)	611,270	15,469,451
Hyundai Department Store Co. Ltd.	84,560	7,557,806

	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	220,304	$ 10,638,025
Hyundai H&S Co. Ltd.	57,403	4,966,123
Hyundai Heavy Industries Co. Ltd.	48,360	10,943,732
Hyundai Mobis	83,399	13,840,374
Hyundai Motor Co.	197,062	24,029,833
Hyundai Steel Co.	97,415	7,943,029
Industrial Bank of Korea	840,920	11,692,358
KCC Corp.	14,553	4,090,745
Kia Motors Corp.	377,800	9,217,044
Korea Gas Corp.	99,072	3,990,639
Korea Zinc Co. Ltd.	22,786	3,965,789
Kyeryong Construction Industrial Co. Ltd.	60,160	843,154
LG Corp.	173,648	11,838,491
LG Display Co. Ltd.	432,520	18,391,926
LIG Non-Life Insurance Co. Ltd.	181,660	3,607,345
Lotte Shopping Co. Ltd.	17,624	4,998,037
NCsoft Corp.	44,841	6,665,850
NHN Corp. (a)	74,071	12,347,594
POSCO	73,933	33,149,538
Samsung Electronics Co. Ltd.	98,688	75,026,160
Shinhan Financial Group Co. Ltd.	684,373	29,107,672
STX Pan Ocean Co. Ltd. (Korea)	291,220	3,429,211
Tong Yang Securities, Inc.	338,850	2,901,000
TOTAL KOREA (SOUTH)		410,523,328
Malaysia - 3.2%
AMMB Holdings Bhd	3,047,700	4,730,631
Axiata Group Bhd	3,568,400	4,344,839
Bumiputra-Commerce Holdings Bhd	2,910,700	12,884,518
Genting Malaysia Bhd	9,569,100	8,635,746
KLCC Property Holdings Bhd	4,946,500	4,979,785
Lafarge Malayan Cement Bhd	781,800	1,647,912
Malayan Banking Bhd	6,225,800	14,859,762
Top Glove Corp. Bhd	910,500	3,615,143
TOTAL MALAYSIA		55,698,336
Mauritius - 0.4%
Golden Agri-Resources Ltd.	16,686,000	7,048,562
Philippines - 0.2%
Banco de Oro Universal Bank	2,990,000	2,822,022
Singapore - 8.7%
Ascendas Real Estate Investment Trust (A-REIT)	5,109,000	7,132,876
CapitaLand Ltd.	2,552,000	6,893,524
Ezra Holdings Ltd.	859,000	1,283,290
Jardine Cycle & Carriage Ltd.	321,000	7,057,862
Keppel Corp. Ltd.	2,673,000	18,966,192
Keppel Land Ltd.	1,432,000	3,859,501
Neptune Orient Lines Ltd.	2,834,000	4,445,431
Oversea-Chinese Banking Corp. Ltd.	3,634,406	23,081,762
Parkway Holdings Ltd.	1,433,000	3,507,633
Raffles Medical Group Ltd.	1,622,000	2,025,701
SembCorp Industries Ltd.	3,023,000	9,194,759
Common Stocks - continued
	Shares	Value
Singapore - continued
SembCorp Marine Ltd.	1,800,000	$ 5,508,049
Singapore Airlines Ltd.	698,000	7,663,144
Singapore Telecommunications Ltd.	10,562,000	23,297,513
United Overseas Bank Ltd.	1,531,000	22,398,414
Wing Tai Holdings Ltd.	2,906,000	3,816,095
Yanlord Land Group Ltd.	1,684,000	2,079,780
TOTAL SINGAPORE		152,211,526
Taiwan - 15.8%
Alpha Networks, Inc.	1,540,000	1,482,139
AU Optronics Corp.	16,661,460	19,205,040
Cando Corp. (a)	1,153,956	1,012,254
Chicony Electronics Co. Ltd.	1,362,000	3,595,844
China Steel Corp.	14,839,859	15,797,537
Chinatrust Financial Holding Co. Ltd.	19,826,334	11,201,841
Chroma ATE, Inc.	3,003,000	6,429,498
Compal Electronics, Inc.	7,928,000	11,022,775
Delta Electronics, Inc.	3,549,000	11,768,940
Farglory Land Development Co. Ltd.	1,052,000	2,233,935
Formosa Plastics Corp.	8,582,000	19,074,058
Foxconn Technology Co. Ltd.	1,743,000	7,211,667
Fubon Financial Holding Co. Ltd. (a)	14,276,000	17,410,810
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,148,350	42,965,010
Huaku Development Co. Ltd.	1,673,500	4,559,575
Hung Poo Real Estate Development Co. Ltd.	1,895,447	2,509,818
Inotera Memories, Inc. (a)	5,574,000	3,935,950
Insyde Software Corp.	563,000	2,125,184
King Slide Works Co. Ltd.	308,000	1,802,063
Kinsus Interconnect Technology Corp.	1,040,000	2,699,911
Largan Precision Co. Ltd.	436,000	7,193,015
Macronix International Co. Ltd.	12,372,000	8,230,139
Nan Ya Plastics Corp.	2,357,000	4,943,701
Nan Ya Printed Circuit Board Corp.	459,000	1,915,994
Novatek Microelectronics Corp.	1,254,000	4,300,149
Powertech Technology, Inc.	1,773,000	6,326,854
Quanta Computer, Inc.	5,046,000	9,488,962
Taishin Financial Holdings Co. Ltd. (a)	27,151,000	10,481,015
Taiwan Semiconductor Manufacturing Co. Ltd.	11,208,192	21,944,658
Tripod Technology Corp.	1,254,000	4,310,223
U-Ming Marine Transport Corp.	1,808,000	3,735,580
Wistron Corp.	3,978,000	7,646,534
TOTAL TAIWAN		278,560,673
Thailand - 4.2%
Advanced Info Service PCL (For. Reg.)	1,724,300	4,006,518
Bangkok Bank Ltd. PCL:
NVDR	1,337,400	4,758,885

	Shares	Value
(For. Reg.)	842,700	$ 3,088,903
Banpu PCL:
unit	504,500	9,885,928
(For. Reg.)	75,400	1,479,682
C.P. Seven Eleven PCL	4,126,100	3,512,161
Electricity Generating PCL unit	1,881,300	4,623,242
Kasikornbank PCL (For. Reg.)	2,058,300	5,951,012
National Finance PCL (For. Reg.)	8,404,900	5,852,347
Preuksa Real Estate PCL (For. Reg.)	3,826,600	1,701,973
PTT Aromatics & Refining PLC unit	4,028,800	3,407,308
Quality Houses PCL	48,718,500	3,198,006
Siam Cement PCL (For. Reg.)	1,186,200	9,851,534
Siam Commercial Bank PCL (For. Reg.)	2,408,400	6,057,789
TICON Industrial Connection PCL (For. Reg.)	6,700,800	1,942,362
Total Access Communication PCL unit	4,306,000	4,476,624
TOTAL THAILAND		73,794,274
United Kingdom - 0.8%
HSBC Holdings PLC (Hong Kong)	1,388,400	14,177,935
United States of America - 0.0%
China Natural Gas, Inc. (a)(d)	84,700	769,923
TOTAL COMMON STOCKS (Cost $1,578,163,559)		1,744,649,704
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.21% (b)	13,073,572	13,073,572
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,997,075	10,997,075
TOTAL MONEY MARKET FUNDS (Cost $24,070,647)		24,070,647
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,602,234,206)	1,768,720,351
NET OTHER ASSETS - (0.5)%	(7,989,385)
NET ASSETS - 100%	$ 1,760,730,966
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,347
Fidelity Securities Lending Cash Central Fund	72,451
Total	$ 86,798
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 410,523,328	$ -	$ 397,650,316	$ 12,873,012
China	286,900,262	5,964,266	280,935,996	-
Taiwan	278,560,673	-	278,560,673	-
Hong Kong	267,190,451	-	267,190,451	-
Singapore	152,211,526	-	152,211,526	-
Thailand	73,794,274	-	73,794,274	-
Cayman Islands	68,600,464	16,332,866	52,267,598	-
Malaysia	55,698,336	-	55,698,336	-
Indonesia	51,780,393	-	51,780,393	-
Other	99,389,997	9,801,767	89,588,230	-
Money Market Funds	24,070,647	24,070,647	-	-
Total Investments in Securities:	$ 1,768,720,351	$ 56,169,546	$ 1,699,677,793	$ 12,873,012
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,846,452
Total Realized Gain (Loss)	1,242,880
Total Unrealized Gain (Loss)	2,209,471
Cost of Purchases	5,421,136
Proceeds of Sales	(3,618,055)
Amortization/Accretion	-
Transfers in to Level 3	5,771,128
Transfers out of Level 3	-
Ending Balance	$ 12,873,012
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 2,362,453

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $529,066,735 all of which will expire on October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Southeast Asia Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,374,293) - See accompanying schedule: Unaffiliated issuers (cost $1,578,163,559)	$ 1,744,649,704
Fidelity Central Funds (cost $24,070,647)	24,070,647
Total Investments (cost $1,602,234,206)		$ 1,768,720,351
Foreign currency held at value (cost $707,245)		706,423
Receivable for fund shares sold		1,478,653
Dividends receivable		4,826,254
Distributions receivable from Fidelity Central Funds		23,478
Prepaid expenses		2,828
Other receivables		398,191
Total assets		1,776,156,178

Liabilities
Payable for investments purchased	$ 155,610
Payable for fund shares redeemed	2,235,576
Accrued management fee	616,567
Other affiliated payables	452,225
Other payables and accrued expenses	968,159
Collateral on securities loaned, at value	10,997,075
Total liabilities		15,425,212

Net Assets		$ 1,760,730,966
Net Assets consist of:
Paid in capital		$ 2,055,334,934
Undistributed net investment income		3,480,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(463,945,993)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		165,861,849
Net Assets		$ 1,760,730,966

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Southeast Asia: Net Asset Value, offering price and redemption price per share ($1,749,506,674 ÷ 66,669,259 shares)	$ 26.24

Class F: Net Asset Value, offering price and redemption price per share ($11,224,292 ÷ 427,428 shares)	$ 26.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Southeast Asia Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 12,234,507
Interest		215
Income from Fidelity Central Funds		86,798
		12,321,520
Less foreign taxes withheld		(1,146,445)
Total income		11,175,075

Expenses
Management fee Basic fee	$ 6,394,241
Performance adjustment	(2,793,760)
Transfer agent fees	2,365,143
Accounting and security lending fees	401,192
Custodian fees and expenses	509,737
Independent trustees' compensation	5,041
Registration fees	29,755
Audit	37,850
Legal	5,272
Interest	2,901
Miscellaneous	14,749
Total expenses before reductions	6,972,121
Expense reductions	(470,417)	6,501,704
Net investment income (loss)		4,673,371
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	89,950,506
Foreign currency transactions	(224,550)
Total net realized gain (loss)		89,725,956
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $624,151)	127,306,943
Assets and liabilities in foreign currencies	17,101
Total change in net unrealized appreciation (depreciation)		127,324,044
Net gain (loss)		217,050,000
Net increase (decrease) in net assets resulting from operations		$ 221,723,371

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,673,371	$ 45,857,260
Net realized gain (loss)	89,725,956	(445,100,148)
Change in net unrealized appreciation (depreciation)	127,324,044	826,965,729
Net increase (decrease) in net assets resulting from operations	221,723,371	427,722,841
Distributions to shareholders from net investment income	(30,524,290)	(16,525,195)
Distributions to shareholders from net realized gain	(28,589,443)	-
Total distributions	(59,113,733)	(16,525,195)
Share transactions - net increase (decrease)	(140,535,712)	(278,686,790)
Redemption fees	116,137	397,870
Total increase (decrease) in net assets	22,190,063	132,908,726
Net Assets
Beginning of period	1,738,540,903	1,605,632,177
End of period (including undistributed net investment income of $3,480,176 and undistributed net investment income of $29,331,095, respectively)	$ 1,760,730,966	$ 1,738,540,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Southeast Asia

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 23.98	$ 18.50	$ 49.39	$ 25.59	$ 18.70	$ 14.87
Income from Investment Operations
Net investment income (loss) D	.07	.58 G	.44	.33	.33	.30
Net realized and unrealized gain (loss)	3.02	5.09	(28.21)	24.95	7.23	3.66
Total from investment operations	3.09	5.67	(27.77)	25.28	7.56	3.96
Distributions from net investment income	(.43)	(.20)	(.28)	(.23)	(.26)	(.14)
Distributions from net realized gain	(.40)	-	(2.89)	(1.29)	(.43)	-
Total distributions	(.83)	(.20)	(3.17)	(1.52)	(.69)	(.14)
Redemption fees added to paid in capital D	- I	.01	.05	.04	.02	.01
Net asset value, end of period	$ 26.24	$ 23.98	$ 18.50	$ 49.39	$ 25.59	$ 18.70
Total ReturnB, C	13.03%	31.08%	(59.64)%	104.22%	41.50%	26.84%
Ratios to Average Net AssetsE, H
Expenses before reductions	.77% A	1.14%	1.18%	1.08%	1.21%	1.20%
Expenses net of fee waivers, if any	.77% A	1.14%	1.18%	1.08%	1.21%	1.20%
Expenses net of all reductions	.72% A	.99%	1.04%	.98%	1.04%	1.09%
Net investment income (loss)	.52% A	2.86% G	1.34%	.96%	1.44%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,749,507	$ 1,736,852	$ 1,605,632	$ 6,293,936	$ 1,592,948	$ 783,765
Portfolio turnover rate F	95% A	220%	147%	72%	100%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 21.76
Income from Investment Operations
Net investment income (loss) D	.10	.04
Net realized and unrealized gain (loss)	3.02	2.20
Total from investment operations	3.12	2.24
Distributions from net investment income	(.46)	-
Distributions from net realized gain	(.40)	-
Total distributions	(.86)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 26.26	$ 24.00
Total Return B, C	13.18%	10.29%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.83% A
Expenses net of fee waivers, if any	.51% A	.83% A
Expenses net of all reductions	.46% A	.69% A
Net investment income (loss)	.78% A	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,224	$ 1,689
Portfolio turnover rate F	95% A	220%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Southeast Asia Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Southeast Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Southeast Asia and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Southeast Asia Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 199,679,205
Gross unrealized depreciation	(50,164,841)
Net unrealized appreciation (depreciation)	$ 149,514,364
Tax cost	$ 1,619,205,987

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $831,631,310 and $1,021,817,015, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Southeast Asia, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Southeast Asia. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Southeast Asia	$ 2,365,143.26

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,382,231.44%		$ 2,901

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,627 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

Semiannual Report

Fidelity Southeast Asia Fund
Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $72,451.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $470,375 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Southeast Asia	$ 30,460,836	$ 16,525,195
Class F	63,454	-
Total	$ 30,524,290	$ 16,525,195
From net realized gain
Southeast Asia	$ 28,534,741	$ -
Class F	54,702	-
Total	$ 28,589,443	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Southeast Asia
Shares sold	4,615,266	13,882,017	$ 117,138,717	$ 285,662,683
Reinvestment of distributions	2,258,330	910,020	56,751,824	15,822,870
Shares redeemed	(12,634,744)	(29,172,062)	(323,157,547)	(581,908,544)
Net increase (decrease)	(5,761,148)	(14,380,025)	$ (149,267,006)	$ (280,422,991)
Class F
Shares sold	554,388	71,921	$ 14,014,535	$ 1,774,629
Reinvestment of distributions	4,704	-	118,156	-
Shares redeemed	(202,055)	(1,530)	(5,401,397)	(38,428)
Net increase (decrease)	357,037	70,391	$ 8,731,294	$ 1,736,201

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

SEA-F-SANN-0610
1.891729.100

Fidelity Advisor
Canada Fund -
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B, and Class C are
classes of Fidelity® Canada Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,182.90	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.53%
Actual		$ 1,000.00	$ 1,181.20	$ 8.27
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.03%
Actual		$ 1,000.00	$ 1,178.10	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	2.00%
Actual		$ 1,000.00	$ 1,178.40	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Canada	.96%
Actual		$ 1,000.00	$ 1,184.70	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,184.30	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Canada	98.2%
United States of America	1.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Canada	96.6%
United States of America	3.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	97.6
Short-Term Investments and Net Other Assets	0.7	2.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	6.1	6.3
Canadian National Railway Co. (Road & Rail)	5.3	2.4
Toronto-Dominion Bank (Commercial Banks)	5.3	5.6
Bank of Montreal (Commercial Banks)	4.1	2.7
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.8	5.3
Teck Resources Ltd. Class B (sub. vtg.) (Metals & Mining)	3.8	2.5
Canadian Imperial Bank of Commerce (Commercial Banks)	3.6	0.6
Goldcorp, Inc. (Metals & Mining)	3.6	3.3
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.3	2.0
Research In Motion Ltd. (Communications Equipment)	3.1	1.8
	42.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	27.9
Energy	20.9	27.8
Materials	18.1	19.5
Information Technology	9.6	4.1
Industrials	8.8	5.3
Consumer Discretionary	7.4	5.2
Telecommunication Services	3.7	3.7
Consumer Staples	1.9	2.5
Health Care	1.7	0.8
Utilities	0.8	0.8

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.3%
Magna International, Inc. Class A (sub. vtg.) (a)	798,300	$ 52,476,324
Hotels, Restaurants & Leisure - 0.8%
Tim Hortons, Inc.	1,010,300	33,329,797
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.)	300,000	10,618,973
Media - 1.4%
Astral Media, Inc. Class A (non-vtg.)	240,000	8,336,942
Cogeco Cable, Inc.	400,000	13,902,775
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	10,061,996
IMAX Corp. (a)(d)	200,000	3,780,000
Quebecor, Inc. Class B (sub. vtg.)	650,000	23,116,512
		59,198,225
Multiline Retail - 1.0%
Dollarama, Inc.	864,200	21,243,570
Dollarama, Inc. (f)	764,575	18,794,611
		40,038,181
Textiles, Apparel & Luxury Goods - 2.6%
Gildan Activewear, Inc. (a)	3,707,000	107,540,209
TOTAL CONSUMER DISCRETIONARY		303,201,709
CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Cott Corp. (a)	650,000	5,436,922
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,551,100	28,924,764
Metro, Inc. Class A (sub. vtg.)	1,000,000	44,184,216
		73,108,980
TOTAL CONSUMER STAPLES		78,545,902
ENERGY - 20.9%
Energy Equipment & Services - 0.3%
Precision Drilling Trust (a)	1,500,000	11,380,634
Oil, Gas & Consumable Fuels - 20.6%
Baytex Energy Trust	850,000	28,648,396
Canadian Natural Resources Ltd.	1,575,000	121,248,032
Crescent Point Energy Corp.	1,083,400	45,960,809
Enbridge, Inc.	2,798,900	135,868,665
Gran Tierra Energy, Inc. (a)	1,300,000	7,880,339
Imperial Oil Ltd.	300,000	12,591,025
Keyera Facilities Income Fund	958,402	25,700,113
Niko Resources Ltd.	295,000	32,324,592
Pacific Rubiales Energy Corp. (a)	2,300,000	51,830,348
Penn West Energy Trust	800,000	16,114,938
PetroBakken Energy Ltd. (a)(f)	138,900	3,771,158
PetroBakken Energy Ltd. Class A	922,978	25,059,007

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	1,100,000	$ 55,454,635
Progress Energy Resources Corp. (d)	1,900,000	22,754,379
Suncor Energy, Inc.	4,607,600	157,561,602
Talisman Energy, Inc.	6,000,000	102,086,203
		844,854,241
TOTAL ENERGY		856,234,875
FINANCIALS - 26.4%
Capital Markets - 0.7%
CI Financial Corp. (d)	219,200	4,583,743
IGM Financial, Inc.	550,000	22,823,755
		27,407,498
Commercial Banks - 22.3%
Bank of Montreal (d)	2,709,300	168,204,819
Bank of Nova Scotia	1,900,000	96,813,619
Canadian Imperial Bank of Commerce	2,034,600	149,281,417
National Bank of Canada	500,000	30,555,009
Royal Bank of Canada (d)	4,140,000	250,917,727
Toronto-Dominion Bank	2,915,800	216,633,438
		912,406,029
Insurance - 0.8%
Intact Financial Corp. (d)	550,000	23,814,210
Intact Financial Corp. (f)	241,100	10,439,284
		34,253,494
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. Class A (d)	1,550,000	39,321,984
Brookfield Properties Corp.	2,500,000	40,223,381
		79,545,365
Thrifts & Mortgage Finance - 0.7%
Genworth MI Canada, Inc.	830,100	23,476,751
Home Capital Group, Inc.	100,000	4,674,277
		28,151,028
TOTAL FINANCIALS		1,081,763,414
HEALTH CARE - 1.7%
Health Care Technology - 1.7%
SXC Health Solutions Corp. (a)	1,001,617	69,616,423
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	3,200,000	16,689,628
Airlines - 0.4%
Air Canada Class A (a)(e)	7,000,000	15,430,033
Commercial Services & Supplies - 1.6%
IESI-BFC Ltd.	3,450,000	67,696,320
Construction & Engineering - 0.3%
SNC-Lavalin Group, Inc. (d)	265,000	13,153,513
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Caterpillar, Inc.	200,000	$ 13,618,000
Road & Rail - 5.8%
Canadian National Railway Co.	3,650,000	218,346,290
Canadian Pacific Railway Ltd.	300,000	17,677,623
Contrans Group, Inc. Class A	120,100	1,181,854
		237,205,767
TOTAL INDUSTRIALS		363,793,261
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.1%
Research In Motion Ltd. (a)	1,810,000	128,853,904
Computers & Peripherals - 0.6%
Apple, Inc. (a)	90,000	23,500,800
Electronic Equipment & Components - 0.6%
Celestica, Inc. (sub. vtg.) (a)	2,400,000	23,664,633
Internet Software & Services - 2.7%
Open Text Corp. (a)	2,659,732	112,623,763
IT Services - 2.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	5,690,000	84,213,344
Software - 0.5%
MacDonald Dettwiler & Associates Ltd. (a)	500,000	19,912,419
TOTAL INFORMATION TECHNOLOGY		392,768,863
MATERIALS - 18.1%
Chemicals - 1.4%
Agrium, Inc.	530,000	33,076,757
Potash Corp. of Saskatchewan, Inc.	210,000	23,192,580
		56,269,337
Metals & Mining - 16.1%
Agnico-Eagle Mines Ltd. (Canada)	424,700	26,927,200
Consolidated Thompson Iron Mines Ltd. (a)	2,000,000	17,004,527
Eldorado Gold Corp. (a)	5,370,000	82,436,528
First Quantum Minerals Ltd. (d)	235,000	18,023,913
Goldcorp, Inc.	3,400,000	146,913,993
Grande Cache Coal Corp. (a)(e)	6,000,000	39,441,055
IAMGOLD Corp.	1,300,000	23,257,233
Kinross Gold Corp.	1,650,000	31,499,705
Osisko Mining Corp. (a)	800,000	8,462,901
Red Back Mining, Inc. (a)	1,500,000	39,382,011
Silver Wheaton Corp. (a)	1,875,900	36,846,058
Teck Resources Ltd. Class B (sub. vtg.)	3,950,000	155,170,242
Western Coal Corp. (a)	1,500,000	8,649,872
Yamana Gold, Inc.	2,400,000	26,191,695
		660,206,933

	Shares	Value
Paper & Forest Products - 0.6%
Sino-Forest Corp. (a)	1,400,000	$ 24,880,929
TOTAL MATERIALS		741,357,199
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.5%
BCE, Inc. (d)	2,000,000	60,066,916
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,600,000	92,645,149
TOTAL TELECOMMUNICATION SERVICES		152,712,065
UTILITIES - 0.8%
Electric Utilities - 0.8%
Fortis, Inc.	1,200,000	33,123,401
TOTAL COMMON STOCKS (Cost $3,267,883,860)		4,073,117,112
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.21% (b)	30,575,325	30,575,325
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	143,737,448	143,737,448
TOTAL MONEY MARKET FUNDS (Cost $174,312,773)		174,312,773
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,442,196,633)	4,247,429,885
NET OTHER ASSETS - (3.6)%	(147,404,707)
NET ASSETS - 100%	$ 4,100,025,178
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,005,053 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,249
Fidelity Securities Lending Cash Central Fund	2,169,465
Total	$ 2,199,714
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Canada Class A	$ -	$ 8,833,201	$ -	$ -	$ 15,430,033
Grande Cache Coal Corp.	-	34,138,713	-	-	39,441,055
Total	$ -	$ 42,971,914	$ -	$ -	$ 54,871,088
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $260,471,096 of which $109,546,724 and $150,924,372 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $133,982,036) - See accompanying schedule: Unaffiliated issuers (cost $3,224,911,945)	$ 4,018,246,024
Fidelity Central Funds (cost $174,312,773)	174,312,773
Other affiliated issuers (cost $42,971,915)	54,871,088
Total Investments (cost $3,442,196,633)		$ 4,247,429,885
Foreign currency held at value (cost $1,789,199)		1,785,883
Receivable for investments sold		58,435,683
Receivable for fund shares sold		11,328,502
Dividends receivable		4,587,434
Distributions receivable from Fidelity Central Funds		394,698
Prepaid expenses		5,352
Other receivables		997,141
Total assets		4,324,964,578

Liabilities
Payable for investments purchased	$ 75,188,848
Payable for fund shares redeemed	2,685,246
Accrued management fee	2,256,001
Distribution fees payable	81,841
Other affiliated payables	894,852
Other payables and accrued expenses	95,164
Collateral on securities loaned, at value	143,737,448
Total liabilities		224,939,400

Net Assets		$ 4,100,025,178
Net Assets consist of:
Paid in capital		$ 3,644,005,516
Undistributed net investment income		12,561,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(361,679,262)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		805,137,722
Net Assets		$ 4,100,025,178

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,584,856 ÷ 2,611,681 shares)	$ 51.91

Maximum offering price per share (100/94.25 of $51.91)	$ 55.08
Class T: Net Asset Value and redemption price per share ($25,418,752 ÷ 490,527 shares)	$ 51.82

Maximum offering price per share (100/96.50 of $51.82)	$ 53.70
Class B: Net Asset Value and offering price per share ($10,975,158 ÷ 213,683 shares)A	$ 51.36

Class C: Net Asset Value and offering price per share ($44,178,407 ÷ 862,831 shares)A	$ 51.20

Canada: Net Asset Value, offering price and redemption price per share ($3,852,512,398 ÷ 73,861,562 shares)	$ 52.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,355,607 ÷ 602,505 shares)	$ 52.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 40,931,360
Interest		328
Income from Fidelity Central Funds (including $2,169,465 from security lending)		2,199,714
		43,131,402
Less foreign taxes withheld		(6,204,487)
Total income		36,926,915

Expenses
Management fee Basic fee	$ 13,110,103
Performance adjustment	(961,283)
Transfer agent fees	4,510,056
Distribution fees	395,653
Accounting and security lending fees	761,208
Custodian fees and expenses	156,844
Independent trustees' compensation	9,971
Registration fees	129,394
Audit	37,054
Legal	9,878
Interest	163
Miscellaneous	28,081
Total expenses before reductions	18,187,122
Expense reductions	(1,731,651)	16,455,471
Net investment income (loss)		20,471,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,748,678)
Foreign currency transactions	39,979
Capital gain distributions from Fidelity Central Funds	1,133
Total net realized gain (loss)		(20,707,566)
Change in net unrealized appreciation (depreciation) on: Investment securities	608,678,085
Assets and liabilities in foreign currencies	219,325
Total change in net unrealized appreciation (depreciation)		608,897,410
Net gain (loss)		588,189,844
Net increase (decrease) in net assets resulting from operations		$ 608,661,288

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,471,444	$ 34,444,185
Net realized gain (loss)	(20,707,566)	(171,178,890)
Change in net unrealized appreciation (depreciation)	608,897,410	537,944,481
Net increase (decrease) in net assets resulting from operations	608,661,288	401,209,776
Distributions to shareholders from net investment income	(34,208,293)	(10,179,804)
Share transactions - net increase (decrease)	224,691,651	30,108,212
Redemption fees	260,273	779,120
Total increase (decrease) in net assets	799,404,919	421,917,304

Net Assets
Beginning of period	3,300,620,259	2,878,702,955
End of period (including undistributed net investment income of $12,561,202 and undistributed net investment income of $26,298,051, respectively)	$ 4,100,025,178	$ 3,300,620,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.21	.38	.39	.19
Net realized and unrealized gain (loss)	7.85	5.72	(28.71)	15.96
Total from investment operations	8.06	6.10	(28.32)	16.15
Distributions from net investment income	(.39)	(.07)	(.41)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.91	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	18.29%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.24% A	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.14% A	1.39%	1.31%	1.22% A
Net investment income (loss)	.85% A	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,585	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.14	.27	.23	.09
Net realized and unrealized gain (loss)	7.83	5.73	(28.66)	15.99
Total from investment operations	7.97	6.00	(28.43)	16.08
Distributions from net investment income	(.26)	-	(.33)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.82	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	18.12%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.53% A	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.44% A	1.67%	1.60%	1.47% A
Net investment income (loss)	.55% A	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,419	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.01	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	7.76	5.68	(28.54)	15.93
Total from investment operations	7.77	5.76	(28.60)	15.87
Distributions from net investment income	(.09)	-	(.14)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.36	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	17.81%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	2.03% A	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.93% A	2.16%	2.10%	1.99% A
Net investment income (loss)	.06% A	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,975	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	7.74	5.66	(28.52)	15.94
Total from investment operations	7.76	5.75	(28.57)	15.90
Distributions from net investment income	(.16)	-	(.27)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.20	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	17.84%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	2.00% A	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.91% A	2.15%	2.10%	1.97% A
Net investment income (loss)	.08% A	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,178	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87
Income from Investment Operations
Net investment income (loss) D	.28	.48	.58	.52	.34	.20
Net realized and unrealized gain (loss)	7.89	5.74	(28.83)	21.62	10.15	7.12
Total from investment operations	8.17	6.22	(28.25)	22.14	10.49	7.32
Distributions from net investment income	(.47)	(.14)	(.40)	(.36)	(.16)	(.08)
Distributions from net realized gain	-	-	(3.27)	(1.03)	(.01)	-
Total distributions	(.47)	(.14)	(3.67)	(1.39)	(.17)	(.08)
Redemption fees added to paid in capital D	- H	.01	.04	.02	.02	.03
Net asset value, end of period	$ 52.16	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14
Total Return B, C	18.47%	16.40%	(42.06)%	46.03%	26.93%	23.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	1.17%	1.03%	.96%	1.00%	1.08%
Expenses net of fee waivers, if any	.96% A	1.17%	1.03%	.96%	1.00%	1.08%
Expenses net of all reductions	.86% A	1.13%	1.00%	.94%	.97%	1.04%
Net investment income (loss)	1.13% A	1.24%	1.00%	.94%	.74%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,852,512	$ 3,149,791	$ 2,776,298	$ 4,890,617	$ 3,136,927	$ 1,722,516
Portfolio turnover rate F	142% A	123%	63%	42%	50%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.49	.52	.25
Net realized and unrealized gain (loss)	7.87	5.72	(28.78)	15.99
Total from investment operations	8.14	6.21	(28.26)	16.24
Distributions from net investment income	(.49)	(.14)	(.45)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.04	.01
Net asset value, end of period	$ 52.04	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	18.43%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.98% A	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.98% A	1.17%	1.11%	1.01% A
Expenses net of all reductions	.89% A	1.14%	1.08%	.99% A
Net investment income (loss)	1.10% A	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,356	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 839,491,060
Gross unrealized depreciation	(58,984,959)
Net unrealized appreciation (depreciation)	$ 780,506,101

Tax cost	$ 3,466,923,784

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Fidelity Canada Fund
Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,817,956,111 and $2,554,424,080, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 131,050	$ 8,760
Class T	.25%	.25%	53,282	375
Class B	.75%	.25%	44,728	33,631
Class C	.75%	.25%	166,593	77,883
			$ 395,653	$ 120,649

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 78,062
Class T	10,469
Class B*	10,502
Class C*	2,554
$ 101,587

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 142,517.27
Class T	33,818.32
Class B	14,186.32
Class C	48,975.29
Canada	4,238,995.24
Institutional Class	31,565.27
	$ 4,510,056

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,089,000.38%		$ 163

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,245 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,731,626 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

Semiannual Report

Fidelity Canada Fund
Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 756,039	$ 107,700
Class T	106,904	-
Class B	15,600	-
Class C	97,752	-
Canada	33,027,962	10,039,164
Institutional Class	204,036	32,940
Total	$ 34,208,293	$ 10,179,804

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	1,002,717	894,135	$ 49,962,166	$ 37,345,647
Reinvestment of distributions	14,622	3,241	696,013	102,525
Shares redeemed	(281,968)	(493,476)	(13,696,225)	(17,901,706)
Net increase (decrease)	735,371	403,900	$ 36,961,954	$ 19,546,466
Class T
Shares sold	122,936	153,535	$ 6,072,109	$ 6,072,136
Reinvestment of distributions	2,182	-	103,790	-
Shares redeemed	(36,471)	(144,414)	(1,787,324)	(5,034,459)
Net increase (decrease)	88,647	9,121	$ 4,388,575	$ 1,037,677
Class B
Shares sold	66,712	68,778	$ 3,271,875	$ 2,732,178
Reinvestment of distributions	263	-	12,424	-
Shares redeemed	(20,050)	(50,130)	(974,953)	(1,849,231)
Net increase (decrease)	46,925	18,648	$ 2,309,346	$ 882,947
Class C
Shares sold	351,634	311,799	$ 17,188,178	$ 13,003,041
Reinvestment of distributions	1,580	-	74,410	-
Shares redeemed	(60,287)	(183,651)	(2,904,238)	(6,643,635)
Net increase (decrease)	292,927	128,148	$ 14,358,350	$ 6,359,406
Canada
Shares sold	10,717,087	19,139,057	$ 534,073,915	$ 774,158,834
Reinvestment of distributions	659,119	306,492	31,486,105	9,628,844
Shares redeemed	(8,357,672)	(20,957,211)	(408,704,580)	(789,350,714)
Net increase (decrease)	3,018,534	(1,511,662)	$ 156,855,440	$ (5,563,036)
Institutional Class
Shares sold	253,528	280,690	$ 12,524,882	$ 11,718,786
Reinvestment of distributions	2,830	737	134,893	23,131
Shares redeemed	(58,383)	(108,451)	(2,841,789)	(3,897,165)
Net increase (decrease)	197,975	172,976	$ 9,817,986	$ 7,844,752

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, New York

ACAN-USAN-0610
1.843167.102

Fidelity Advisor
Canada Fund -
Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is a class of
Fidelity® Canada Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,182.90	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.53%
Actual		$ 1,000.00	$ 1,181.20	$ 8.27
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.03%
Actual		$ 1,000.00	$ 1,178.10	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	2.00%
Actual		$ 1,000.00	$ 1,178.40	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Canada	.96%
Actual		$ 1,000.00	$ 1,184.70	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,184.30	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Canada	98.2%
United States of America	1.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Canada	96.6%
United States of America	3.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	97.6
Short-Term Investments and Net Other Assets	0.7	2.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	6.1	6.3
Canadian National Railway Co. (Road & Rail)	5.3	2.4
Toronto-Dominion Bank (Commercial Banks)	5.3	5.6
Bank of Montreal (Commercial Banks)	4.1	2.7
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.8	5.3
Teck Resources Ltd. Class B (sub. vtg.) (Metals & Mining)	3.8	2.5
Canadian Imperial Bank of Commerce (Commercial Banks)	3.6	0.6
Goldcorp, Inc. (Metals & Mining)	3.6	3.3
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.3	2.0
Research In Motion Ltd. (Communications Equipment)	3.1	1.8
	42.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	27.9
Energy	20.9	27.8
Materials	18.1	19.5
Information Technology	9.6	4.1
Industrials	8.8	5.3
Consumer Discretionary	7.4	5.2
Telecommunication Services	3.7	3.7
Consumer Staples	1.9	2.5
Health Care	1.7	0.8
Utilities	0.8	0.8

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.3%
Magna International, Inc. Class A (sub. vtg.) (a)	798,300	$ 52,476,324
Hotels, Restaurants & Leisure - 0.8%
Tim Hortons, Inc.	1,010,300	33,329,797
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.)	300,000	10,618,973
Media - 1.4%
Astral Media, Inc. Class A (non-vtg.)	240,000	8,336,942
Cogeco Cable, Inc.	400,000	13,902,775
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	10,061,996
IMAX Corp. (a)(d)	200,000	3,780,000
Quebecor, Inc. Class B (sub. vtg.)	650,000	23,116,512
		59,198,225
Multiline Retail - 1.0%
Dollarama, Inc.	864,200	21,243,570
Dollarama, Inc. (f)	764,575	18,794,611
		40,038,181
Textiles, Apparel & Luxury Goods - 2.6%
Gildan Activewear, Inc. (a)	3,707,000	107,540,209
TOTAL CONSUMER DISCRETIONARY		303,201,709
CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Cott Corp. (a)	650,000	5,436,922
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,551,100	28,924,764
Metro, Inc. Class A (sub. vtg.)	1,000,000	44,184,216
		73,108,980
TOTAL CONSUMER STAPLES		78,545,902
ENERGY - 20.9%
Energy Equipment & Services - 0.3%
Precision Drilling Trust (a)	1,500,000	11,380,634
Oil, Gas & Consumable Fuels - 20.6%
Baytex Energy Trust	850,000	28,648,396
Canadian Natural Resources Ltd.	1,575,000	121,248,032
Crescent Point Energy Corp.	1,083,400	45,960,809
Enbridge, Inc.	2,798,900	135,868,665
Gran Tierra Energy, Inc. (a)	1,300,000	7,880,339
Imperial Oil Ltd.	300,000	12,591,025
Keyera Facilities Income Fund	958,402	25,700,113
Niko Resources Ltd.	295,000	32,324,592
Pacific Rubiales Energy Corp. (a)	2,300,000	51,830,348
Penn West Energy Trust	800,000	16,114,938
PetroBakken Energy Ltd. (a)(f)	138,900	3,771,158
PetroBakken Energy Ltd. Class A	922,978	25,059,007

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	1,100,000	$ 55,454,635
Progress Energy Resources Corp. (d)	1,900,000	22,754,379
Suncor Energy, Inc.	4,607,600	157,561,602
Talisman Energy, Inc.	6,000,000	102,086,203
		844,854,241
TOTAL ENERGY		856,234,875
FINANCIALS - 26.4%
Capital Markets - 0.7%
CI Financial Corp. (d)	219,200	4,583,743
IGM Financial, Inc.	550,000	22,823,755
		27,407,498
Commercial Banks - 22.3%
Bank of Montreal (d)	2,709,300	168,204,819
Bank of Nova Scotia	1,900,000	96,813,619
Canadian Imperial Bank of Commerce	2,034,600	149,281,417
National Bank of Canada	500,000	30,555,009
Royal Bank of Canada (d)	4,140,000	250,917,727
Toronto-Dominion Bank	2,915,800	216,633,438
		912,406,029
Insurance - 0.8%
Intact Financial Corp. (d)	550,000	23,814,210
Intact Financial Corp. (f)	241,100	10,439,284
		34,253,494
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. Class A (d)	1,550,000	39,321,984
Brookfield Properties Corp.	2,500,000	40,223,381
		79,545,365
Thrifts & Mortgage Finance - 0.7%
Genworth MI Canada, Inc.	830,100	23,476,751
Home Capital Group, Inc.	100,000	4,674,277
		28,151,028
TOTAL FINANCIALS		1,081,763,414
HEALTH CARE - 1.7%
Health Care Technology - 1.7%
SXC Health Solutions Corp. (a)	1,001,617	69,616,423
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	3,200,000	16,689,628
Airlines - 0.4%
Air Canada Class A (a)(e)	7,000,000	15,430,033
Commercial Services & Supplies - 1.6%
IESI-BFC Ltd.	3,450,000	67,696,320
Construction & Engineering - 0.3%
SNC-Lavalin Group, Inc. (d)	265,000	13,153,513
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Caterpillar, Inc.	200,000	$ 13,618,000
Road & Rail - 5.8%
Canadian National Railway Co.	3,650,000	218,346,290
Canadian Pacific Railway Ltd.	300,000	17,677,623
Contrans Group, Inc. Class A	120,100	1,181,854
		237,205,767
TOTAL INDUSTRIALS		363,793,261
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.1%
Research In Motion Ltd. (a)	1,810,000	128,853,904
Computers & Peripherals - 0.6%
Apple, Inc. (a)	90,000	23,500,800
Electronic Equipment & Components - 0.6%
Celestica, Inc. (sub. vtg.) (a)	2,400,000	23,664,633
Internet Software & Services - 2.7%
Open Text Corp. (a)	2,659,732	112,623,763
IT Services - 2.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	5,690,000	84,213,344
Software - 0.5%
MacDonald Dettwiler & Associates Ltd. (a)	500,000	19,912,419
TOTAL INFORMATION TECHNOLOGY		392,768,863
MATERIALS - 18.1%
Chemicals - 1.4%
Agrium, Inc.	530,000	33,076,757
Potash Corp. of Saskatchewan, Inc.	210,000	23,192,580
		56,269,337
Metals & Mining - 16.1%
Agnico-Eagle Mines Ltd. (Canada)	424,700	26,927,200
Consolidated Thompson Iron Mines Ltd. (a)	2,000,000	17,004,527
Eldorado Gold Corp. (a)	5,370,000	82,436,528
First Quantum Minerals Ltd. (d)	235,000	18,023,913
Goldcorp, Inc.	3,400,000	146,913,993
Grande Cache Coal Corp. (a)(e)	6,000,000	39,441,055
IAMGOLD Corp.	1,300,000	23,257,233
Kinross Gold Corp.	1,650,000	31,499,705
Osisko Mining Corp. (a)	800,000	8,462,901
Red Back Mining, Inc. (a)	1,500,000	39,382,011
Silver Wheaton Corp. (a)	1,875,900	36,846,058
Teck Resources Ltd. Class B (sub. vtg.)	3,950,000	155,170,242
Western Coal Corp. (a)	1,500,000	8,649,872
Yamana Gold, Inc.	2,400,000	26,191,695
		660,206,933

	Shares	Value
Paper & Forest Products - 0.6%
Sino-Forest Corp. (a)	1,400,000	$ 24,880,929
TOTAL MATERIALS		741,357,199
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.5%
BCE, Inc. (d)	2,000,000	60,066,916
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,600,000	92,645,149
TOTAL TELECOMMUNICATION SERVICES		152,712,065
UTILITIES - 0.8%
Electric Utilities - 0.8%
Fortis, Inc.	1,200,000	33,123,401
TOTAL COMMON STOCKS (Cost $3,267,883,860)		4,073,117,112
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.21% (b)	30,575,325	30,575,325
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	143,737,448	143,737,448
TOTAL MONEY MARKET FUNDS (Cost $174,312,773)		174,312,773
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,442,196,633)	4,247,429,885
NET OTHER ASSETS - (3.6)%	(147,404,707)
NET ASSETS - 100%	$ 4,100,025,178
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,005,053 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,249
Fidelity Securities Lending Cash Central Fund	2,169,465
Total	$ 2,199,714
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Canada Class A	$ -	$ 8,833,201	$ -	$ -	$ 15,430,033
Grande Cache Coal Corp.	-	34,138,713	-	-	39,441,055
Total	$ -	$ 42,971,914	$ -	$ -	$ 54,871,088
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $260,471,096 of which $109,546,724 and $150,924,372 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $133,982,036) - See accompanying schedule: Unaffiliated issuers (cost $3,224,911,945)	$ 4,018,246,024
Fidelity Central Funds (cost $174,312,773)	174,312,773
Other affiliated issuers (cost $42,971,915)	54,871,088
Total Investments (cost $3,442,196,633)		$ 4,247,429,885
Foreign currency held at value (cost $1,789,199)		1,785,883
Receivable for investments sold		58,435,683
Receivable for fund shares sold		11,328,502
Dividends receivable		4,587,434
Distributions receivable from Fidelity Central Funds		394,698
Prepaid expenses		5,352
Other receivables		997,141
Total assets		4,324,964,578

Liabilities
Payable for investments purchased	$ 75,188,848
Payable for fund shares redeemed	2,685,246
Accrued management fee	2,256,001
Distribution fees payable	81,841
Other affiliated payables	894,852
Other payables and accrued expenses	95,164
Collateral on securities loaned, at value	143,737,448
Total liabilities		224,939,400

Net Assets		$ 4,100,025,178
Net Assets consist of:
Paid in capital		$ 3,644,005,516
Undistributed net investment income		12,561,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(361,679,262)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		805,137,722
Net Assets		$ 4,100,025,178

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,584,856 ÷ 2,611,681 shares)	$ 51.91

Maximum offering price per share (100/94.25 of $51.91)	$ 55.08
Class T: Net Asset Value and redemption price per share ($25,418,752 ÷ 490,527 shares)	$ 51.82

Maximum offering price per share (100/96.50 of $51.82)	$ 53.70
Class B: Net Asset Value and offering price per share ($10,975,158 ÷ 213,683 shares)A	$ 51.36

Class C: Net Asset Value and offering price per share ($44,178,407 ÷ 862,831 shares)A	$ 51.20

Canada: Net Asset Value, offering price and redemption price per share ($3,852,512,398 ÷ 73,861,562 shares)	$ 52.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,355,607 ÷ 602,505 shares)	$ 52.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 40,931,360
Interest		328
Income from Fidelity Central Funds (including $2,169,465 from security lending)		2,199,714
		43,131,402
Less foreign taxes withheld		(6,204,487)
Total income		36,926,915

Expenses
Management fee Basic fee	$ 13,110,103
Performance adjustment	(961,283)
Transfer agent fees	4,510,056
Distribution fees	395,653
Accounting and security lending fees	761,208
Custodian fees and expenses	156,844
Independent trustees' compensation	9,971
Registration fees	129,394
Audit	37,054
Legal	9,878
Interest	163
Miscellaneous	28,081
Total expenses before reductions	18,187,122
Expense reductions	(1,731,651)	16,455,471
Net investment income (loss)		20,471,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,748,678)
Foreign currency transactions	39,979
Capital gain distributions from Fidelity Central Funds	1,133
Total net realized gain (loss)		(20,707,566)
Change in net unrealized appreciation (depreciation) on: Investment securities	608,678,085
Assets and liabilities in foreign currencies	219,325
Total change in net unrealized appreciation (depreciation)		608,897,410
Net gain (loss)		588,189,844
Net increase (decrease) in net assets resulting from operations		$ 608,661,288

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,471,444	$ 34,444,185
Net realized gain (loss)	(20,707,566)	(171,178,890)
Change in net unrealized appreciation (depreciation)	608,897,410	537,944,481
Net increase (decrease) in net assets resulting from operations	608,661,288	401,209,776
Distributions to shareholders from net investment income	(34,208,293)	(10,179,804)
Share transactions - net increase (decrease)	224,691,651	30,108,212
Redemption fees	260,273	779,120
Total increase (decrease) in net assets	799,404,919	421,917,304

Net Assets
Beginning of period	3,300,620,259	2,878,702,955
End of period (including undistributed net investment income of $12,561,202 and undistributed net investment income of $26,298,051, respectively)	$ 4,100,025,178	$ 3,300,620,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.21	.38	.39	.19
Net realized and unrealized gain (loss)	7.85	5.72	(28.71)	15.96
Total from investment operations	8.06	6.10	(28.32)	16.15
Distributions from net investment income	(.39)	(.07)	(.41)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.91	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	18.29%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.24% A	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.14% A	1.39%	1.31%	1.22% A
Net investment income (loss)	.85% A	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,585	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.14	.27	.23	.09
Net realized and unrealized gain (loss)	7.83	5.73	(28.66)	15.99
Total from investment operations	7.97	6.00	(28.43)	16.08
Distributions from net investment income	(.26)	-	(.33)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.82	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	18.12%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.53% A	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.44% A	1.67%	1.60%	1.47% A
Net investment income (loss)	.55% A	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,419	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.01	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	7.76	5.68	(28.54)	15.93
Total from investment operations	7.77	5.76	(28.60)	15.87
Distributions from net investment income	(.09)	-	(.14)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.36	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	17.81%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	2.03% A	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.93% A	2.16%	2.10%	1.99% A
Net investment income (loss)	.06% A	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,975	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	7.74	5.66	(28.52)	15.94
Total from investment operations	7.76	5.75	(28.57)	15.90
Distributions from net investment income	(.16)	-	(.27)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.04	.01
Net asset value, end of period	$ 51.20	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	17.84%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	2.00% A	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.91% A	2.15%	2.10%	1.97% A
Net investment income (loss)	.08% A	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,178	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87
Income from Investment Operations
Net investment income (loss) D	.28	.48	.58	.52	.34	.20
Net realized and unrealized gain (loss)	7.89	5.74	(28.83)	21.62	10.15	7.12
Total from investment operations	8.17	6.22	(28.25)	22.14	10.49	7.32
Distributions from net investment income	(.47)	(.14)	(.40)	(.36)	(.16)	(.08)
Distributions from net realized gain	-	-	(3.27)	(1.03)	(.01)	-
Total distributions	(.47)	(.14)	(3.67)	(1.39)	(.17)	(.08)
Redemption fees added to paid in capital D	- H	.01	.04	.02	.02	.03
Net asset value, end of period	$ 52.16	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14
Total Return B, C	18.47%	16.40%	(42.06)%	46.03%	26.93%	23.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	1.17%	1.03%	.96%	1.00%	1.08%
Expenses net of fee waivers, if any	.96% A	1.17%	1.03%	.96%	1.00%	1.08%
Expenses net of all reductions	.86% A	1.13%	1.00%	.94%	.97%	1.04%
Net investment income (loss)	1.13% A	1.24%	1.00%	.94%	.74%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,852,512	$ 3,149,791	$ 2,776,298	$ 4,890,617	$ 3,136,927	$ 1,722,516
Portfolio turnover rate F	142% A	123%	63%	42%	50%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.49	.52	.25
Net realized and unrealized gain (loss)	7.87	5.72	(28.78)	15.99
Total from investment operations	8.14	6.21	(28.26)	16.24
Distributions from net investment income	(.49)	(.14)	(.45)	-
Distributions from net realized gain	-	-	(3.27)	-
Total distributions	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.04	.01
Net asset value, end of period	$ 52.04	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	18.43%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.98% A	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.98% A	1.17%	1.11%	1.01% A
Expenses net of all reductions	.89% A	1.14%	1.08%	.99% A
Net investment income (loss)	1.10% A	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,356	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	142% A	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 839,491,060
Gross unrealized depreciation	(58,984,959)
Net unrealized appreciation (depreciation)	$ 780,506,101

Tax cost	$ 3,466,923,784

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Fidelity Canada Fund
Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,817,956,111 and $2,554,424,080, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 131,050	$ 8,760
Class T	.25%	.25%	53,282	375
Class B	.75%	.25%	44,728	33,631
Class C	.75%	.25%	166,593	77,883
			$ 395,653	$ 120,649

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 78,062
Class T	10,469
Class B*	10,502
Class C*	2,554
$ 101,587

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 142,517.27
Class T	33,818.32
Class B	14,186.32
Class C	48,975.29
Canada	4,238,995.24
Institutional Class	31,565.27
	$ 4,510,056

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,089,000.38%		$ 163

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,245 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,731,626 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

Semiannual Report

Fidelity Canada Fund
Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 756,039	$ 107,700
Class T	106,904	-
Class B	15,600	-
Class C	97,752	-
Canada	33,027,962	10,039,164
Institutional Class	204,036	32,940
Total	$ 34,208,293	$ 10,179,804

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	1,002,717	894,135	$ 49,962,166	$ 37,345,647
Reinvestment of distributions	14,622	3,241	696,013	102,525
Shares redeemed	(281,968)	(493,476)	(13,696,225)	(17,901,706)
Net increase (decrease)	735,371	403,900	$ 36,961,954	$ 19,546,466
Class T
Shares sold	122,936	153,535	$ 6,072,109	$ 6,072,136
Reinvestment of distributions	2,182	-	103,790	-
Shares redeemed	(36,471)	(144,414)	(1,787,324)	(5,034,459)
Net increase (decrease)	88,647	9,121	$ 4,388,575	$ 1,037,677
Class B
Shares sold	66,712	68,778	$ 3,271,875	$ 2,732,178
Reinvestment of distributions	263	-	12,424	-
Shares redeemed	(20,050)	(50,130)	(974,953)	(1,849,231)
Net increase (decrease)	46,925	18,648	$ 2,309,346	$ 882,947
Class C
Shares sold	351,634	311,799	$ 17,188,178	$ 13,003,041
Reinvestment of distributions	1,580	-	74,410	-
Shares redeemed	(60,287)	(183,651)	(2,904,238)	(6,643,635)
Net increase (decrease)	292,927	128,148	$ 14,358,350	$ 6,359,406
Canada
Shares sold	10,717,087	19,139,057	$ 534,073,915	$ 774,158,834
Reinvestment of distributions	659,119	306,492	31,486,105	9,628,844
Shares redeemed	(8,357,672)	(20,957,211)	(408,704,580)	(789,350,714)
Net increase (decrease)	3,018,534	(1,511,662)	$ 156,855,440	$ (5,563,036)
Institutional Class
Shares sold	253,528	280,690	$ 12,524,882	$ 11,718,786
Reinvestment of distributions	2,830	737	134,893	23,131
Shares redeemed	(58,383)	(108,451)	(2,841,789)	(3,897,165)
Net increase (decrease)	197,975	172,976	$ 9,817,986	$ 7,844,752

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, New York

ACANI-USAN-0610
1.843160.102

Fidelity Advisor
China Region Fund -
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B, and Class C are
classes of Fidelity® China Region Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.38%
Actual		$ 1,000.00	$ 1,045.60	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class T	1.66%
Actual		$ 1,000.00	$ 1,044.50	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.16%
Actual		$ 1,000.00	$ 1,041.60	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Class C	2.15%
Actual		$ 1,000.00	$ 1,041.60	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
China Region	1.07%
Actual		$ 1,000.00	$ 1,047.70	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,047.20	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
China	37.2%
Hong Kong	28.0%
Taiwan	18.7%
Cayman Islands	9.1%
Bermuda	5.2%
United States of America	1.2%
Canada	0.2%
Japan	0.2%
British Virgin Islands	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
China	34.2%
Hong Kong	32.5%
Taiwan	22.3%
Cayman Islands	6.5%
Australia	1.4%
United States of America	1.2%
Bermuda	1.1%
United Kingdom	0.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.8
Short-Term Investments and Net Other Assets	0.9	1.2
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.9	3.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.8	3.0
Tencent Holdings Ltd. (Internet Software & Services)	3.7	3.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	3.5	2.7
China Life Insurance Co. Ltd. (H Shares) (Insurance)	3.4	3.1
Bank of China Ltd. (H Shares) (Commercial Banks)	3.3	4.2
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3.2	2.0
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	2.7	3.2
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	2.7	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2.5	2.2
	32.7
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.6	41.0
Information Technology	20.1	16.6
Industrials	9.9	9.2
Consumer Discretionary	8.9	11.2
Energy	8.2	6.7
Telecommunication Services	4.2	3.9
Consumer Staples	4.1	1.4
Materials	3.6	8.0
Health Care	1.6	0.5
Utilities	0.9	0.3

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.5%
Minth Group Ltd.	7,354,000	$ 10,348,779
Automobiles - 1.1%
Denway Motors Ltd.	8,880,000	5,215,322
Dongfeng Motor Group Co. Ltd. (H Shares)	12,386,000	17,591,081
		22,806,403
Distributors - 2.3%
Li & Fung Ltd.	10,120,000	48,787,662
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR (a)	573,700	20,951,524
Household Durables - 0.5%
Techtronic Industries Co. Ltd.	10,836,000	11,259,915
Multiline Retail - 1.4%
Far East Department Stores Co. Ltd.	9,308,820	8,312,322
Golden Eagle Retail Group Ltd. (H Shares)	3,794,000	7,308,330
Maoye International Holdings Ltd.	35,968,000	12,869,856
		28,490,508
Specialty Retail - 0.5%
Chow Sang Sang Holdings International Ltd.	2,500,000	4,277,010
Huiyin Household Appliances Holdings Co. Ltd.	15,664,000	5,385,320
		9,662,330
Textiles, Apparel & Luxury Goods - 1.6%
Bosideng International Holdings Ltd.	8,916,000	2,465,657
Li Ning Co. Ltd.	1,277,500	4,902,982
Texwinca Holdings Ltd.	13,888,000	14,835,510
Trinity Ltd.	4,038,000	2,835,101
Weiqiao Textile Co. Ltd. (H Shares)	10,603,500	7,819,446
		32,858,696
TOTAL CONSUMER DISCRETIONARY		185,165,817
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.9%
Dairy Farm International Holdings Ltd.	2,642,400	18,161,241
Food Products - 2.3%
Asian Citrus Holdings Ltd.	7,184,000	5,520,373
China Agri-Industries Holding Ltd.	11,813,000	15,476,639
China Mengniu Dairy Co. Ltd.	4,228,000	12,683,205
Tingyi (Cayman Island) Holding Corp.	4,246,000	10,548,054
Want Want China Holdings Ltd.	5,577,000	4,186,895
		48,415,166
Personal Products - 0.9%
Hengan International Group Co. Ltd.	2,313,000	17,756,622
TOTAL CONSUMER STAPLES		84,333,029

	Shares	Value
ENERGY - 8.2%
Energy Equipment & Services - 0.7%
China Oilfield Services Ltd. (H Shares)	9,952,000	$ 13,877,979
Oil, Gas & Consumable Fuels - 7.5%
China Coal Energy Co. Ltd. (H Shares)	6,474,000	9,769,237
China Petroleum & Chemical Corp. (H Shares)	27,174,000	21,787,946
China Shenhua Energy Co. Ltd. (H Shares)	950,500	4,078,683
CNOOC Ltd.	37,343,000	65,684,858
CNPC (Hong Kong) Ltd.	8,780,000	11,636,669
PetroChina Co. Ltd. (H Shares)	34,270,000	39,463,868
SouthGobi Energy Resources Ltd.	351,000	4,653,320
		157,074,581
TOTAL ENERGY		170,952,560
FINANCIALS - 37.6%
Capital Markets - 1.3%
China Pacific Insurance (Group) Co., Ltd. (UBS Warrant Programme) warrants 2/25/13 (a)	1,436,200	5,287,452
Yuanta Financial Holding Co. Ltd.	36,269,000	21,634,081
		26,921,533
Commercial Banks - 16.1%
Bank of China Ltd. (H Shares)	131,247,000	67,563,573
BOC Hong Kong (Holdings) Ltd.	21,210,500	50,762,286
China Citic Bank Corp. Ltd. Class H	9,945,000	6,537,519
China Construction Bank Corp. (H Shares)	98,695,000	80,146,993
China Merchants Bank Co. Ltd. (H Shares)	13,142,464	32,218,050
China Pacific Insurance (Group) Co., Ltd. (BNP Paribas Warrant Program) warrants 4/1/15 (a)	683,900	2,517,817
Chinatrust Financial Holding Co. Ltd.	16,483,601	9,313,203
E.Sun Financial Holdings Co. Ltd.	10,958,410	4,873,875
Industrial & Commercial Bank of China Ltd. (H Shares)	100,633,000	73,345,638
Mega Financial Holding Co. Ltd.	11,921,000	6,964,915
		334,243,869
Diversified Financial Services - 3.7%
China Everbright Ltd.	3,710,000	9,148,737
Fubon Financial Holding Co. Ltd. (a)	10,810,000	13,183,724
Hong Kong Exchanges and Clearing Ltd.	3,398,100	55,530,329
		77,862,790
Insurance - 6.2%
Cathay Financial Holding Co. Ltd. (a)	15,648,000	25,047,815
China Insurance International Holdings Co. Ltd. (a)	954,600	3,159,395
China Life Insurance Co. Ltd. (H Shares)	15,738,000	70,915,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
PICC Property & Casualty Co. Ltd. (H Shares) (a)	6,598,000	$ 6,255,734
Ping An Insurance Group Co. China Ltd. (H Shares)	2,803,000	23,995,904
		129,374,278
Real Estate Management & Development - 10.3%
Cheung Kong Holdings Ltd.	2,602,000	32,087,272
China Overseas Land & Investment Ltd.	5,487,920	10,656,103
China Resources Land Ltd.	3,970,000	7,264,396
E-House China Holdings Ltd. ADR sponsored ADR (d)	249,600	4,195,776
Farglory Land Development Co. Ltd.	1,996,000	4,238,530
Hang Lung Properties Ltd.	6,089,000	21,903,676
Henderson Land Development Co. Ltd.	3,041,000	19,166,920
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	608,200	346,207
Kerry Properties Ltd.	3,378,000	15,582,382
Midland Holdings Ltd.	3,800,000	3,486,665
New World Development Co. Ltd.	10,820,000	19,191,421
Poly (Hong Kong) Investments Ltd.	9,553,000	9,407,883
Shimao Property Holdings Ltd.	9,643,500	14,758,240
Sino-Ocean Land Holdings Ltd.	5,760,866	4,416,572
Sun Hung Kai Properties Ltd.	3,239,000	44,905,360
Wharf Holdings Ltd.	391,000	2,114,636
		213,722,039
TOTAL FINANCIALS		782,124,509
HEALTH CARE - 1.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co. Ltd. (H Shares)	2,310,400	10,413,127
Pharmaceuticals - 1.1%
China Shineway Pharmaceutical Group Ltd.	7,137,000	21,787,390
The United Laboratories International Holdings Ltd.	1,038,000	1,192,608
		22,979,998
TOTAL HEALTH CARE		33,393,125
INDUSTRIALS - 9.9%
Airlines - 1.7%
Air China Ltd. (H Shares) (a)	17,114,000	18,910,956
Cathay Pacific Airways Ltd.	4,865,000	10,133,859
China Eastern Airlines Corp. Ltd. (a)	3,916,000	2,197,573
China Southern Airlines Ltd. (H Shares) (a)	6,228,000	3,188,131
		34,430,519
Electrical Equipment - 0.8%
China High Speed Transmission Equipment Group Co. Ltd.	1,554,000	3,682,824

	Shares	Value
Dongfang Electric Corp. Ltd.	1,758,200	$ 11,400,183
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	719,000	1,517,998
		16,601,005
Industrial Conglomerates - 2.7%
Far Eastern Textile Ltd.	18,140,420	19,691,076
Hutchison Whampoa Ltd.	3,232,000	22,181,412
Shanghai Industrial Holdings Ltd.	3,149,000	13,605,118
		55,477,606
Machinery - 1.5%
China International Marine Containers Co. Ltd. (B Shares)	8,527,499	10,779,490
Haitian International Holdings Ltd.	13,123,000	11,111,596
Sinotruk Hong Kong Ltd.	602,000	582,869
Weichai Power Co. Ltd. (H Shares)	1,127,000	9,215,776
		31,689,731
Marine - 1.8%
China Cosco Holdings Co. Ltd. (H Shares)	12,502,000	15,921,402
Orient Overseas International Ltd.	1,174,000	8,928,730
Shun Tak Holdings Ltd.	20,066,000	11,718,171
		36,568,303
Transportation Infrastructure - 1.4%
China Merchant Holdings International Co. Ltd.	1,984,000	6,891,996
Cosco Pacific Ltd.	5,202,000	7,014,094
Zhejiang Expressway Co. Ltd. (H Shares)	17,218,000	16,060,912
		29,967,002
TOTAL INDUSTRIALS		204,734,166
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.9%
Vtech Holdings Ltd.	2,274,000	25,422,218
ZTE Corp. (H Shares) (d)	4,088,130	14,644,781
		40,066,999
Computers & Peripherals - 0.5%
Acer, Inc.	3,681,810	10,044,332
Electronic Equipment & Components - 9.9%
AU Optronics Corp.	7,798,090	8,988,566
BYD Co. Ltd. (H Shares) (a)(d)	1,893,800	16,814,953
Coretronic Corp.	11,337,000	17,195,625
Delta Electronics, Inc.	1,524,000	5,053,780
HLS Systems International Ltd. (a)	285,600	2,961,672
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,716,225	78,507,357
Kingboard Chemical Holdings Ltd.	3,216,500	17,244,088
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	321,650	527,746
Kingboard Laminates Holdings Ltd.	18,930,000	20,111,148
Nan Ya Printed Circuit Board Corp.	564,000	2,354,293
Tripod Technology Corp.	2,571,820	8,839,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Unimicron Technology Corp.	13,437,000	$ 20,196,070
WPG Holding Co. Ltd.	2,895,000	5,944,789
		204,739,893
Internet Software & Services - 4.3%
G-Resources Group Ltd. (a)	50,256,000	3,084,946
Sina Corp. (a)	125,000	4,587,500
Sohu.com, Inc. (a)(d)	114,600	5,517,990
Tencent Holdings Ltd.	3,729,200	77,119,847
		90,310,283
Semiconductors & Semiconductor Equipment - 3.5%
MediaTek, Inc.	1,264,262	21,415,420
Taiwan Semiconductor Manufacturing Co. Ltd.	26,185,796	51,269,494
		72,684,914
TOTAL INFORMATION TECHNOLOGY		417,846,421
MATERIALS - 3.6%
Chemicals - 2.0%
Formosa Plastics Corp.	6,545,250	14,547,247
Huabao International Holdings Ltd.	2,570,000	2,970,298
Nan Ya Plastics Corp.	4,958,000	10,399,180
Taiwan Fertilizer Co. Ltd.	3,362,000	10,702,575
Yingde Gases Group Co. Ltd.	2,644,000	2,911,155
		41,530,455
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd. (H Shares)	1,492,000	4,764,028
Metals & Mining - 0.9%
Hidili Industry International Development Ltd. (a)	6,454,000	7,034,363
Xingda International Holdings Ltd.	12,842,000	8,654,921
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,690,000	3,249,665
		18,938,949
Paper & Forest Products - 0.5%
China Forestry Holdings Co. Ltd.	2,246,000	957,389
Nine Dragons Paper (Holdings) Ltd.	5,064,000	8,542,357
		9,499,746
TOTAL MATERIALS		74,733,178
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.7%
China Unicom (Hong Kong) Ltd.	5,048,000	6,287,668
O-Net Communications Group Ltd. (a)	16,857,000	8,682,521
		14,970,189

	Shares	Value
Wireless Telecommunication Services - 3.5%
China Mobile (Hong Kong) Ltd.	5,765,000	$ 56,433,490
SOFTBANK CORP.	185,300	4,144,428
Taiwan Mobile Co. Ltd.	6,038,000	11,559,550
		72,137,468
TOTAL TELECOMMUNICATION SERVICES		87,107,657
UTILITIES - 0.9%
Gas Utilities - 0.2%
Xinao Gas Holdings Ltd.	1,514,000	4,569,103
Independent Power Producers & Energy Traders - 0.7%
China Longyuan Power Group Corp. (H Shares)	3,947,000	4,136,059
China Resources Power Holdings Co. Ltd.	4,606,600	9,338,799
		13,474,858
TOTAL UTILITIES		18,043,961
TOTAL COMMON STOCKS (Cost $1,680,656,954)		2,058,434,423
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.21% (b)	16,790,381	16,790,381
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	18,881,950	18,881,950
TOTAL MONEY MARKET FUNDS (Cost $35,672,331)		35,672,331
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,716,329,285)	2,094,106,754
NET OTHER ASSETS - (0.8)%	(16,055,185)
NET ASSETS - 100%	$ 2,078,051,569
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,721
Fidelity Securities Lending Cash Central Fund	290,613
Total	$ 317,334
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 185,165,817	$ 20,951,524	$ 158,998,971	$ 5,215,322
Consumer Staples	84,333,029	-	84,333,029	-
Energy	170,952,560	-	170,952,560	-
Financials	782,124,509	4,195,776	777,928,733	-
Health Care	33,393,125	-	33,393,125	-
Industrials	204,734,166	-	204,734,166	-
Information Technology	417,846,421	13,067,162	404,779,259	-
Materials	74,733,178	-	74,733,178	-
Telecommunication Services	87,107,657	-	87,107,657	-
Utilities	18,043,961	-	18,043,961	-
Money Market Funds	35,672,331	35,672,331	-	-
Total Investments in Securities:	$ 2,094,106,754	$ 73,886,793	$ 2,015,004,639	$ 5,215,322
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(208,443)
Total Unrealized Gain (Loss)	352,263
Cost of Purchases	7,767,849
Proceeds of Sales	(2,696,347)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,215,322
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 352,263

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $183,638,930 of which $148,402,224 and $35,236,706 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,985,066) - See accompanying schedule: Unaffiliated issuers (cost $1,680,656,954)	$ 2,058,434,423
Fidelity Central Funds (cost $35,672,331)	35,672,331
Total Investments (cost $1,716,329,285)		$ 2,094,106,754
Foreign currency held at value (cost $2,008,807)		2,009,296
Receivable for investments sold		10,052,057
Receivable for fund shares sold		3,520,587
Dividends receivable		6,179,020
Distributions receivable from Fidelity Central Funds		38,020
Prepaid expenses		3,071
Other receivables		404,606
Total assets		2,116,313,411

Liabilities
Payable for investments purchased	$ 8,638,140
Payable for fund shares redeemed	8,549,131
Accrued management fee	1,294,819
Distribution fees payable	11,107
Other affiliated payables	523,402
Other payables and accrued expenses	363,293
Collateral on securities loaned, at value	18,881,950
Total liabilities		38,261,842

Net Assets		$ 2,078,051,569
Net Assets consist of:
Paid in capital		$ 1,869,955,074
Accumulated net investment loss		(2,672,767)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(167,003,998)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		377,773,260
Net Assets		$ 2,078,051,569

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,708,418 ÷ 499,996 shares)	$ 27.42

Maximum offering price per share (100/94.25 of $27.42)	$ 29.09
Class T: Net Asset Value and redemption price per share ($4,853,036 ÷ 177,532 shares)	$ 27.34

Maximum offering price per share (100/96.50 of $27.34)	$ 28.33
Class B: Net Asset Value and offering price per share ($2,393,435 ÷ 88,036 shares)A	$ 27.19

Class C: Net Asset Value and offering price per share ($4,792,063 ÷ 176,511 shares)A	$ 27.15

China Region: Net Asset Value, offering price and redemption price per share ($2,050,846,403 ÷ 74,453,067 shares)	$ 27.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,458,214 ÷ 52,969 shares)	$ 27.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 9,218,577
Interest		401
Income from Fidelity Central Funds		317,334
		9,536,312
Less foreign taxes withheld		(282,662)
Total income		9,253,650

Expenses
Management fee	$ 8,184,439
Transfer agent fees	2,753,591
Distribution fees	62,991
Accounting and security lending fees	509,010
Custodian fees and expenses	673,725
Independent trustees' compensation	6,347
Registration fees	153,232
Audit	34,407
Legal	5,559
Interest	1,807
Miscellaneous	16,121
Total expenses before reductions	12,401,229
Expense reductions	(597,676)	11,803,553
Net investment income (loss)		(2,549,903)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,629,303
Foreign currency transactions	(70,754)
Capital gain distributions from Fidelity Central Funds	1,892
Total net realized gain (loss)		29,560,441
Change in net unrealized appreciation (depreciation) on: Investment securities	66,394,313
Assets and liabilities in foreign currencies	(4,132)
Total change in net unrealized appreciation (depreciation)		66,390,181
Net gain (loss)		95,950,622
Net increase (decrease) in net assets resulting from operations		$ 93,400,719

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,549,903)	$ 19,321,348
Net realized gain (loss)	29,560,441	(37,545,495)
Change in net unrealized appreciation (depreciation)	66,390,181	584,945,489
Net increase (decrease) in net assets resulting from operations	93,400,719	566,721,342
Distributions to shareholders from net investment income	(17,788,313)	(7,631,813)
Distributions to shareholders from net realized gain	(5,540,851)	-
Total distributions	(23,329,164)	(7,631,813)
Share transactions - net increase (decrease)	(153,361,102)	858,935,262
Redemption fees	814,471	1,318,632
Total increase (decrease) in net assets	(82,475,076)	1,419,343,423

Net Assets
Beginning of period	2,160,526,645	741,183,222
End of period (including accumulated net investment loss of $2,672,767 and undistributed net investment income of $17,665,449, respectively)	$ 2,078,051,569	$ 2,160,526,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.07)	.30	.28
Net realized and unrealized gain (loss)	1.28	9.63	(12.91)
Total from investment operations	1.21	9.93	(12.63)
Distributions from net investment income	(.20)	(.16)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.27) J	(.16)	-
Redemption fees added to paid in capital E	.01	.03	.02
Net asset value, end of period	$ 27.42	$ 26.47	$ 16.67
Total Return B, C, D	4.56%	60.41%	(43.07)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.39%	1.44% A
Expenses net of fee waivers, if any	1.38% A	1.39%	1.44% A
Expenses net of all reductions	1.33% A	1.31%	1.30% A
Net investment income (loss)	(.53)% A	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,708	$ 11,842	$ 340
Portfolio turnover rate G	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.266 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.065 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.11)	.23	.26
Net realized and unrealized gain (loss)	1.28	9.64	(12.91)
Total from investment operations	1.17	9.87	(12.65)
Distributions from net investment income	(.18)	(.14)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.24) J	(.14)	-
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 27.34	$ 26.40	$ 16.65
Total Return B, C, D	4.45%	59.92%	(43.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.66%	1.68% A
Expenses net of fee waivers, if any	1.66% A	1.66%	1.68% A
Expenses net of all reductions	1.61% A	1.58%	1.53% A
Net investment income (loss)	(.80)% A	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,853	$ 3,139	$ 107
Portfolio turnover rate G	56%A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.242 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss)E	(.18)	.12	.20
Net realized and unrealized gain (loss)	1.27	9.63	(12.89)
Total from investment operations	1.09	9.75	(12.69)
Distributions from net investment income	(.12)	(.10)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.19)J	(.10)	-
Redemption fees added to paid in capitalE	.01	.02	.02
Net asset value, end of period	$ 27.19	$ 26.28	$ 16.61
Total ReturnB,C,D	4.16%	59.16%	(43.27)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.16%A	2.15%	2.17%A
Expenses net of fee waivers, if any	2.16%A	2.15%	2.17%A
Expenses net of all reductions	2.10%A	2.06%	2.02%A
Net investment income (loss)	(1.30)%A	.51%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,393	$ 1,915	$ 155
Portfolio turnover rateG	56%A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.189 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.065 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18)	.12	.20
Net realized and unrealized gain (loss)	1.27	9.62	(12.89)
Total from investment operations	1.09	9.74	(12.69)
Distributions from net investment income	(.13)	(.12)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.20) J	(.12)	-
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 27.15	$ 26.25	$ 16.61
Total Return B, C, D	4.16%	59.18%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.15%	2.13% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.13% A
Expenses net of all reductions	2.10% A	2.07%	1.98% A
Net investment income (loss)	(1.30)% A	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,792	$ 3,806	$ 233
Portfolio turnover rate G	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.198 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88
Income from Investment Operations
Net investment income (loss) D	(.03)	.33	.39	.46	.42	.36
Net realized and unrealized gain (loss)	1.29	9.68	(20.42)	18.58	4.99	1.75
Total from investment operations	1.26	10.01	(20.03)	19.04	5.41	2.11
Distributions from net investment income	(.21)	(.17)	(.32)	(.29)	(.22)	(.26)
Distributions from net realized gain	(.07)	-	(4.53)	(.20)	-	-
Total distributions	(.27) H	(.17)	(4.85)	(.49)	(.22)	(.26)
Redemption fees added to paid in capital D	.01	.02	.05	.03	.01	.01
Net asset value, end of period	$ 27.55	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74
Total Return B, C	4.77%	60.77%	(53.75)%	84.73%	30.83%	13.44%
Ratios to Average Net Assets E, G
Expenses before reductions	1.07% A	1.12%	1.11%	1.08%	1.14%	1.16%
Expenses net of fee waivers, if any	1.07% A	1.12%	1.11%	1.08%	1.14%	1.16%
Expenses net of all reductions	1.02% A	1.03%	.96%	.92%	1.08%	1.12%
Net investment income (loss)	(.21)% A	1.54%	1.45%	1.64%	1.99%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,050,846	$ 2,138,141	$ 740,289	$ 2,044,527	$ 734,793	$ 396,905
Portfolio turnover rate F	56% A	88%	133%	173%	36%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.274 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.04)	.37	.34
Net realized and unrealized gain (loss)	1.29	9.64	(12.94)
Total from investment operations	1.25	10.01	(12.60)
Distributions from net investment income	(.22)	(.18)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.28) I	(.18)	-
Redemption fees added to paid in capital D	.01	.02	.02
Net asset value, end of period	$ 27.53	$ 26.55	$ 16.70
Total Return B, C	4.72%	60.78%	(42.96)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.08%	1.05% A
Expenses net of fee waivers, if any	1.12% A	1.08%	1.05% A
Expenses net of all reductions	1.07% A	1.00%	.91% A
Net investment income (loss)	(.27)% A	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,458	$ 1,684	$ 60
Portfolio turnover rate F	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.281 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, China Region and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity China Region Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 446,289,388
Gross unrealized depreciation	(77,221,833)
Net unrealized appreciation (depreciation)	$ 369,067,555
Tax cost	$ 1,725,039,199

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $614,231,346 and $786,340,558, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 17,154	$ 576
Class T	.25%	.25%	10,916	94
Class B	.75%	.25%	11,292	8,492
Class C	.75%	.25%	23,629	13,450
			$ 62,991	$ 22,612

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,211
Class T	2,793
Class B*	840
Class C*	1,527
$ 22,371

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,681.30
Class T	7,163.33
Class B	3,691.33
Class C	7,628.32
China Region	2,711,984.24
Institutional Class	2,444.29
	$ 2,753,591

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Fidelity China Region Fund
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $191 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,649,500.43%		$ 1,807

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,632 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $290,613.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $597,676 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 99,129	$ 4,014
Class T	24,223	973
Class B	9,817	969
Class C	22,748	1,793
China Region	17,620,183	7,623,415
Institutional Class	12,213	649
Total	$ 17,788,313	$ 7,631,813
From net realized gain
Class A	$ 32,057	$ -
Class T	8,895	-
Class B	5,146	-
Class C	11,118	-
China Region	5,479,960	-
Institutional Class	3,675	-
Total	$ 5,540,851	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	216,471	476,918	$ 5,967,767	$ 10,951,377
Reinvestment of distributions	4,199	220	118,611	3,532
Shares redeemed	(168,113)	(50,111)	(4,455,155)	(1,196,308)
Net increase (decrease)	52,557	427,027	$ 1,631,223	$ 9,758,601
Class T
Shares sold	88,285	124,214	$ 2,428,688	$ 2,764,790
Reinvestment of distributions	1,158	61	32,661	973
Shares redeemed	(30,812)	(11,807)	(836,266)	(289,925)
Net increase (decrease)	58,631	112,468	$ 1,625,083	$ 2,475,838
Class B
Shares sold	29,221	76,310	$ 797,422	$ 1,715,391
Reinvestment of distributions	486	60	13,648	969
Shares redeemed	(14,536)	(12,815)	(376,009)	(303,220)
Net increase (decrease)	15,171	63,555	$ 435,061	$ 1,413,140
Class C
Shares sold	82,957	162,651	$ 2,271,865	$ 3,650,852
Reinvestment of distributions	1,162	112	32,596	1,793
Shares redeemed	(52,636)	(31,751)	(1,384,616)	(779,443)
Net increase (decrease)	31,483	131,012	$ 919,845	$ 2,873,202
China Region
Shares sold	20,982,585	54,595,118	$ 582,063,202	$ 1,249,255,109
Reinvestment of distributions	782,007	454,390	22,169,887	7,297,501
Shares redeemed	(27,832,520)	(18,885,174)	(761,904,783)	(415,361,909)
Net increase (decrease)	(6,067,928)	36,164,334	$ (157,671,694)	$ 841,190,701
Institutional Class
Shares sold	26,870	72,363	$ 733,759	$ 1,546,935
Reinvestment of distributions	500	40	14,160	649
Shares redeemed	(37,813)	(12,559)	(1,048,539)	(323,804)
Net increase (decrease)	(10,443)	59,844	$ (300,620)	$ 1,223,780

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Japan) Inc.
Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

AHKC-USAN-0610
1.861461.101

Fidelity Advisor
China Region Fund -
Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is a class of
Fidelity® China Region Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.38%
Actual		$ 1,000.00	$ 1,045.60	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class T	1.66%
Actual		$ 1,000.00	$ 1,044.50	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.16%
Actual		$ 1,000.00	$ 1,041.60	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Class C	2.15%
Actual		$ 1,000.00	$ 1,041.60	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
China Region	1.07%
Actual		$ 1,000.00	$ 1,047.70	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,047.20	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
China	37.2%
Hong Kong	28.0%
Taiwan	18.7%
Cayman Islands	9.1%
Bermuda	5.2%
United States of America	1.2%
Canada	0.2%
Japan	0.2%
British Virgin Islands	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
China	34.2%
Hong Kong	32.5%
Taiwan	22.3%
Cayman Islands	6.5%
Australia	1.4%
United States of America	1.2%
Bermuda	1.1%
United Kingdom	0.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.8
Short-Term Investments and Net Other Assets	0.9	1.2
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.9	3.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.8	3.0
Tencent Holdings Ltd. (Internet Software & Services)	3.7	3.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	3.5	2.7
China Life Insurance Co. Ltd. (H Shares) (Insurance)	3.4	3.1
Bank of China Ltd. (H Shares) (Commercial Banks)	3.3	4.2
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3.2	2.0
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	2.7	3.2
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	2.7	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2.5	2.2
	32.7
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.6	41.0
Information Technology	20.1	16.6
Industrials	9.9	9.2
Consumer Discretionary	8.9	11.2
Energy	8.2	6.7
Telecommunication Services	4.2	3.9
Consumer Staples	4.1	1.4
Materials	3.6	8.0
Health Care	1.6	0.5
Utilities	0.9	0.3

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.5%
Minth Group Ltd.	7,354,000	$ 10,348,779
Automobiles - 1.1%
Denway Motors Ltd.	8,880,000	5,215,322
Dongfeng Motor Group Co. Ltd. (H Shares)	12,386,000	17,591,081
		22,806,403
Distributors - 2.3%
Li & Fung Ltd.	10,120,000	48,787,662
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR (a)	573,700	20,951,524
Household Durables - 0.5%
Techtronic Industries Co. Ltd.	10,836,000	11,259,915
Multiline Retail - 1.4%
Far East Department Stores Co. Ltd.	9,308,820	8,312,322
Golden Eagle Retail Group Ltd. (H Shares)	3,794,000	7,308,330
Maoye International Holdings Ltd.	35,968,000	12,869,856
		28,490,508
Specialty Retail - 0.5%
Chow Sang Sang Holdings International Ltd.	2,500,000	4,277,010
Huiyin Household Appliances Holdings Co. Ltd.	15,664,000	5,385,320
		9,662,330
Textiles, Apparel & Luxury Goods - 1.6%
Bosideng International Holdings Ltd.	8,916,000	2,465,657
Li Ning Co. Ltd.	1,277,500	4,902,982
Texwinca Holdings Ltd.	13,888,000	14,835,510
Trinity Ltd.	4,038,000	2,835,101
Weiqiao Textile Co. Ltd. (H Shares)	10,603,500	7,819,446
		32,858,696
TOTAL CONSUMER DISCRETIONARY		185,165,817
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.9%
Dairy Farm International Holdings Ltd.	2,642,400	18,161,241
Food Products - 2.3%
Asian Citrus Holdings Ltd.	7,184,000	5,520,373
China Agri-Industries Holding Ltd.	11,813,000	15,476,639
China Mengniu Dairy Co. Ltd.	4,228,000	12,683,205
Tingyi (Cayman Island) Holding Corp.	4,246,000	10,548,054
Want Want China Holdings Ltd.	5,577,000	4,186,895
		48,415,166
Personal Products - 0.9%
Hengan International Group Co. Ltd.	2,313,000	17,756,622
TOTAL CONSUMER STAPLES		84,333,029

	Shares	Value
ENERGY - 8.2%
Energy Equipment & Services - 0.7%
China Oilfield Services Ltd. (H Shares)	9,952,000	$ 13,877,979
Oil, Gas & Consumable Fuels - 7.5%
China Coal Energy Co. Ltd. (H Shares)	6,474,000	9,769,237
China Petroleum & Chemical Corp. (H Shares)	27,174,000	21,787,946
China Shenhua Energy Co. Ltd. (H Shares)	950,500	4,078,683
CNOOC Ltd.	37,343,000	65,684,858
CNPC (Hong Kong) Ltd.	8,780,000	11,636,669
PetroChina Co. Ltd. (H Shares)	34,270,000	39,463,868
SouthGobi Energy Resources Ltd.	351,000	4,653,320
		157,074,581
TOTAL ENERGY		170,952,560
FINANCIALS - 37.6%
Capital Markets - 1.3%
China Pacific Insurance (Group) Co., Ltd. (UBS Warrant Programme) warrants 2/25/13 (a)	1,436,200	5,287,452
Yuanta Financial Holding Co. Ltd.	36,269,000	21,634,081
		26,921,533
Commercial Banks - 16.1%
Bank of China Ltd. (H Shares)	131,247,000	67,563,573
BOC Hong Kong (Holdings) Ltd.	21,210,500	50,762,286
China Citic Bank Corp. Ltd. Class H	9,945,000	6,537,519
China Construction Bank Corp. (H Shares)	98,695,000	80,146,993
China Merchants Bank Co. Ltd. (H Shares)	13,142,464	32,218,050
China Pacific Insurance (Group) Co., Ltd. (BNP Paribas Warrant Program) warrants 4/1/15 (a)	683,900	2,517,817
Chinatrust Financial Holding Co. Ltd.	16,483,601	9,313,203
E.Sun Financial Holdings Co. Ltd.	10,958,410	4,873,875
Industrial & Commercial Bank of China Ltd. (H Shares)	100,633,000	73,345,638
Mega Financial Holding Co. Ltd.	11,921,000	6,964,915
		334,243,869
Diversified Financial Services - 3.7%
China Everbright Ltd.	3,710,000	9,148,737
Fubon Financial Holding Co. Ltd. (a)	10,810,000	13,183,724
Hong Kong Exchanges and Clearing Ltd.	3,398,100	55,530,329
		77,862,790
Insurance - 6.2%
Cathay Financial Holding Co. Ltd. (a)	15,648,000	25,047,815
China Insurance International Holdings Co. Ltd. (a)	954,600	3,159,395
China Life Insurance Co. Ltd. (H Shares)	15,738,000	70,915,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
PICC Property & Casualty Co. Ltd. (H Shares) (a)	6,598,000	$ 6,255,734
Ping An Insurance Group Co. China Ltd. (H Shares)	2,803,000	23,995,904
		129,374,278
Real Estate Management & Development - 10.3%
Cheung Kong Holdings Ltd.	2,602,000	32,087,272
China Overseas Land & Investment Ltd.	5,487,920	10,656,103
China Resources Land Ltd.	3,970,000	7,264,396
E-House China Holdings Ltd. ADR sponsored ADR (d)	249,600	4,195,776
Farglory Land Development Co. Ltd.	1,996,000	4,238,530
Hang Lung Properties Ltd.	6,089,000	21,903,676
Henderson Land Development Co. Ltd.	3,041,000	19,166,920
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	608,200	346,207
Kerry Properties Ltd.	3,378,000	15,582,382
Midland Holdings Ltd.	3,800,000	3,486,665
New World Development Co. Ltd.	10,820,000	19,191,421
Poly (Hong Kong) Investments Ltd.	9,553,000	9,407,883
Shimao Property Holdings Ltd.	9,643,500	14,758,240
Sino-Ocean Land Holdings Ltd.	5,760,866	4,416,572
Sun Hung Kai Properties Ltd.	3,239,000	44,905,360
Wharf Holdings Ltd.	391,000	2,114,636
		213,722,039
TOTAL FINANCIALS		782,124,509
HEALTH CARE - 1.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co. Ltd. (H Shares)	2,310,400	10,413,127
Pharmaceuticals - 1.1%
China Shineway Pharmaceutical Group Ltd.	7,137,000	21,787,390
The United Laboratories International Holdings Ltd.	1,038,000	1,192,608
		22,979,998
TOTAL HEALTH CARE		33,393,125
INDUSTRIALS - 9.9%
Airlines - 1.7%
Air China Ltd. (H Shares) (a)	17,114,000	18,910,956
Cathay Pacific Airways Ltd.	4,865,000	10,133,859
China Eastern Airlines Corp. Ltd. (a)	3,916,000	2,197,573
China Southern Airlines Ltd. (H Shares) (a)	6,228,000	3,188,131
		34,430,519
Electrical Equipment - 0.8%
China High Speed Transmission Equipment Group Co. Ltd.	1,554,000	3,682,824

	Shares	Value
Dongfang Electric Corp. Ltd.	1,758,200	$ 11,400,183
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	719,000	1,517,998
		16,601,005
Industrial Conglomerates - 2.7%
Far Eastern Textile Ltd.	18,140,420	19,691,076
Hutchison Whampoa Ltd.	3,232,000	22,181,412
Shanghai Industrial Holdings Ltd.	3,149,000	13,605,118
		55,477,606
Machinery - 1.5%
China International Marine Containers Co. Ltd. (B Shares)	8,527,499	10,779,490
Haitian International Holdings Ltd.	13,123,000	11,111,596
Sinotruk Hong Kong Ltd.	602,000	582,869
Weichai Power Co. Ltd. (H Shares)	1,127,000	9,215,776
		31,689,731
Marine - 1.8%
China Cosco Holdings Co. Ltd. (H Shares)	12,502,000	15,921,402
Orient Overseas International Ltd.	1,174,000	8,928,730
Shun Tak Holdings Ltd.	20,066,000	11,718,171
		36,568,303
Transportation Infrastructure - 1.4%
China Merchant Holdings International Co. Ltd.	1,984,000	6,891,996
Cosco Pacific Ltd.	5,202,000	7,014,094
Zhejiang Expressway Co. Ltd. (H Shares)	17,218,000	16,060,912
		29,967,002
TOTAL INDUSTRIALS		204,734,166
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.9%
Vtech Holdings Ltd.	2,274,000	25,422,218
ZTE Corp. (H Shares) (d)	4,088,130	14,644,781
		40,066,999
Computers & Peripherals - 0.5%
Acer, Inc.	3,681,810	10,044,332
Electronic Equipment & Components - 9.9%
AU Optronics Corp.	7,798,090	8,988,566
BYD Co. Ltd. (H Shares) (a)(d)	1,893,800	16,814,953
Coretronic Corp.	11,337,000	17,195,625
Delta Electronics, Inc.	1,524,000	5,053,780
HLS Systems International Ltd. (a)	285,600	2,961,672
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,716,225	78,507,357
Kingboard Chemical Holdings Ltd.	3,216,500	17,244,088
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	321,650	527,746
Kingboard Laminates Holdings Ltd.	18,930,000	20,111,148
Nan Ya Printed Circuit Board Corp.	564,000	2,354,293
Tripod Technology Corp.	2,571,820	8,839,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Unimicron Technology Corp.	13,437,000	$ 20,196,070
WPG Holding Co. Ltd.	2,895,000	5,944,789
		204,739,893
Internet Software & Services - 4.3%
G-Resources Group Ltd. (a)	50,256,000	3,084,946
Sina Corp. (a)	125,000	4,587,500
Sohu.com, Inc. (a)(d)	114,600	5,517,990
Tencent Holdings Ltd.	3,729,200	77,119,847
		90,310,283
Semiconductors & Semiconductor Equipment - 3.5%
MediaTek, Inc.	1,264,262	21,415,420
Taiwan Semiconductor Manufacturing Co. Ltd.	26,185,796	51,269,494
		72,684,914
TOTAL INFORMATION TECHNOLOGY		417,846,421
MATERIALS - 3.6%
Chemicals - 2.0%
Formosa Plastics Corp.	6,545,250	14,547,247
Huabao International Holdings Ltd.	2,570,000	2,970,298
Nan Ya Plastics Corp.	4,958,000	10,399,180
Taiwan Fertilizer Co. Ltd.	3,362,000	10,702,575
Yingde Gases Group Co. Ltd.	2,644,000	2,911,155
		41,530,455
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd. (H Shares)	1,492,000	4,764,028
Metals & Mining - 0.9%
Hidili Industry International Development Ltd. (a)	6,454,000	7,034,363
Xingda International Holdings Ltd.	12,842,000	8,654,921
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,690,000	3,249,665
		18,938,949
Paper & Forest Products - 0.5%
China Forestry Holdings Co. Ltd.	2,246,000	957,389
Nine Dragons Paper (Holdings) Ltd.	5,064,000	8,542,357
		9,499,746
TOTAL MATERIALS		74,733,178
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.7%
China Unicom (Hong Kong) Ltd.	5,048,000	6,287,668
O-Net Communications Group Ltd. (a)	16,857,000	8,682,521
		14,970,189

	Shares	Value
Wireless Telecommunication Services - 3.5%
China Mobile (Hong Kong) Ltd.	5,765,000	$ 56,433,490
SOFTBANK CORP.	185,300	4,144,428
Taiwan Mobile Co. Ltd.	6,038,000	11,559,550
		72,137,468
TOTAL TELECOMMUNICATION SERVICES		87,107,657
UTILITIES - 0.9%
Gas Utilities - 0.2%
Xinao Gas Holdings Ltd.	1,514,000	4,569,103
Independent Power Producers & Energy Traders - 0.7%
China Longyuan Power Group Corp. (H Shares)	3,947,000	4,136,059
China Resources Power Holdings Co. Ltd.	4,606,600	9,338,799
		13,474,858
TOTAL UTILITIES		18,043,961
TOTAL COMMON STOCKS (Cost $1,680,656,954)		2,058,434,423
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.21% (b)	16,790,381	16,790,381
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	18,881,950	18,881,950
TOTAL MONEY MARKET FUNDS (Cost $35,672,331)		35,672,331
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,716,329,285)	2,094,106,754
NET OTHER ASSETS - (0.8)%	(16,055,185)
NET ASSETS - 100%	$ 2,078,051,569
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,721
Fidelity Securities Lending Cash Central Fund	290,613
Total	$ 317,334
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 185,165,817	$ 20,951,524	$ 158,998,971	$ 5,215,322
Consumer Staples	84,333,029	-	84,333,029	-
Energy	170,952,560	-	170,952,560	-
Financials	782,124,509	4,195,776	777,928,733	-
Health Care	33,393,125	-	33,393,125	-
Industrials	204,734,166	-	204,734,166	-
Information Technology	417,846,421	13,067,162	404,779,259	-
Materials	74,733,178	-	74,733,178	-
Telecommunication Services	87,107,657	-	87,107,657	-
Utilities	18,043,961	-	18,043,961	-
Money Market Funds	35,672,331	35,672,331	-	-
Total Investments in Securities:	$ 2,094,106,754	$ 73,886,793	$ 2,015,004,639	$ 5,215,322
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(208,443)
Total Unrealized Gain (Loss)	352,263
Cost of Purchases	7,767,849
Proceeds of Sales	(2,696,347)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,215,322
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 352,263

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $183,638,930 of which $148,402,224 and $35,236,706 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,985,066) - See accompanying schedule: Unaffiliated issuers (cost $1,680,656,954)	$ 2,058,434,423
Fidelity Central Funds (cost $35,672,331)	35,672,331
Total Investments (cost $1,716,329,285)		$ 2,094,106,754
Foreign currency held at value (cost $2,008,807)		2,009,296
Receivable for investments sold		10,052,057
Receivable for fund shares sold		3,520,587
Dividends receivable		6,179,020
Distributions receivable from Fidelity Central Funds		38,020
Prepaid expenses		3,071
Other receivables		404,606
Total assets		2,116,313,411

Liabilities
Payable for investments purchased	$ 8,638,140
Payable for fund shares redeemed	8,549,131
Accrued management fee	1,294,819
Distribution fees payable	11,107
Other affiliated payables	523,402
Other payables and accrued expenses	363,293
Collateral on securities loaned, at value	18,881,950
Total liabilities		38,261,842

Net Assets		$ 2,078,051,569
Net Assets consist of:
Paid in capital		$ 1,869,955,074
Accumulated net investment loss		(2,672,767)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(167,003,998)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		377,773,260
Net Assets		$ 2,078,051,569

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,708,418 ÷ 499,996 shares)	$ 27.42

Maximum offering price per share (100/94.25 of $27.42)	$ 29.09
Class T: Net Asset Value and redemption price per share ($4,853,036 ÷ 177,532 shares)	$ 27.34

Maximum offering price per share (100/96.50 of $27.34)	$ 28.33
Class B: Net Asset Value and offering price per share ($2,393,435 ÷ 88,036 shares)A	$ 27.19

Class C: Net Asset Value and offering price per share ($4,792,063 ÷ 176,511 shares)A	$ 27.15

China Region: Net Asset Value, offering price and redemption price per share ($2,050,846,403 ÷ 74,453,067 shares)	$ 27.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,458,214 ÷ 52,969 shares)	$ 27.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 9,218,577
Interest		401
Income from Fidelity Central Funds		317,334
		9,536,312
Less foreign taxes withheld		(282,662)
Total income		9,253,650

Expenses
Management fee	$ 8,184,439
Transfer agent fees	2,753,591
Distribution fees	62,991
Accounting and security lending fees	509,010
Custodian fees and expenses	673,725
Independent trustees' compensation	6,347
Registration fees	153,232
Audit	34,407
Legal	5,559
Interest	1,807
Miscellaneous	16,121
Total expenses before reductions	12,401,229
Expense reductions	(597,676)	11,803,553
Net investment income (loss)		(2,549,903)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,629,303
Foreign currency transactions	(70,754)
Capital gain distributions from Fidelity Central Funds	1,892
Total net realized gain (loss)		29,560,441
Change in net unrealized appreciation (depreciation) on: Investment securities	66,394,313
Assets and liabilities in foreign currencies	(4,132)
Total change in net unrealized appreciation (depreciation)		66,390,181
Net gain (loss)		95,950,622
Net increase (decrease) in net assets resulting from operations		$ 93,400,719

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,549,903)	$ 19,321,348
Net realized gain (loss)	29,560,441	(37,545,495)
Change in net unrealized appreciation (depreciation)	66,390,181	584,945,489
Net increase (decrease) in net assets resulting from operations	93,400,719	566,721,342
Distributions to shareholders from net investment income	(17,788,313)	(7,631,813)
Distributions to shareholders from net realized gain	(5,540,851)	-
Total distributions	(23,329,164)	(7,631,813)
Share transactions - net increase (decrease)	(153,361,102)	858,935,262
Redemption fees	814,471	1,318,632
Total increase (decrease) in net assets	(82,475,076)	1,419,343,423

Net Assets
Beginning of period	2,160,526,645	741,183,222
End of period (including accumulated net investment loss of $2,672,767 and undistributed net investment income of $17,665,449, respectively)	$ 2,078,051,569	$ 2,160,526,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.07)	.30	.28
Net realized and unrealized gain (loss)	1.28	9.63	(12.91)
Total from investment operations	1.21	9.93	(12.63)
Distributions from net investment income	(.20)	(.16)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.27) J	(.16)	-
Redemption fees added to paid in capital E	.01	.03	.02
Net asset value, end of period	$ 27.42	$ 26.47	$ 16.67
Total Return B, C, D	4.56%	60.41%	(43.07)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.39%	1.44% A
Expenses net of fee waivers, if any	1.38% A	1.39%	1.44% A
Expenses net of all reductions	1.33% A	1.31%	1.30% A
Net investment income (loss)	(.53)% A	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,708	$ 11,842	$ 340
Portfolio turnover rate G	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.266 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.065 per share.

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.11)	.23	.26
Net realized and unrealized gain (loss)	1.28	9.64	(12.91)
Total from investment operations	1.17	9.87	(12.65)
Distributions from net investment income	(.18)	(.14)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.24) J	(.14)	-
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 27.34	$ 26.40	$ 16.65
Total Return B, C, D	4.45%	59.92%	(43.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.66%	1.68% A
Expenses net of fee waivers, if any	1.66% A	1.66%	1.68% A
Expenses net of all reductions	1.61% A	1.58%	1.53% A
Net investment income (loss)	(.80)% A	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,853	$ 3,139	$ 107
Portfolio turnover rate G	56%A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.242 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss)E	(.18)	.12	.20
Net realized and unrealized gain (loss)	1.27	9.63	(12.89)
Total from investment operations	1.09	9.75	(12.69)
Distributions from net investment income	(.12)	(.10)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.19)J	(.10)	-
Redemption fees added to paid in capitalE	.01	.02	.02
Net asset value, end of period	$ 27.19	$ 26.28	$ 16.61
Total ReturnB,C,D	4.16%	59.16%	(43.27)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.16%A	2.15%	2.17%A
Expenses net of fee waivers, if any	2.16%A	2.15%	2.17%A
Expenses net of all reductions	2.10%A	2.06%	2.02%A
Net investment income (loss)	(1.30)%A	.51%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,393	$ 1,915	$ 155
Portfolio turnover rateG	56%A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.189 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.065 per share.

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18)	.12	.20
Net realized and unrealized gain (loss)	1.27	9.62	(12.89)
Total from investment operations	1.09	9.74	(12.69)
Distributions from net investment income	(.13)	(.12)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.20) J	(.12)	-
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 27.15	$ 26.25	$ 16.61
Total Return B, C, D	4.16%	59.18%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.15%	2.13% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.13% A
Expenses net of all reductions	2.10% A	2.07%	1.98% A
Net investment income (loss)	(1.30)% A	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,792	$ 3,806	$ 233
Portfolio turnover rate G	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.198 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88
Income from Investment Operations
Net investment income (loss) D	(.03)	.33	.39	.46	.42	.36
Net realized and unrealized gain (loss)	1.29	9.68	(20.42)	18.58	4.99	1.75
Total from investment operations	1.26	10.01	(20.03)	19.04	5.41	2.11
Distributions from net investment income	(.21)	(.17)	(.32)	(.29)	(.22)	(.26)
Distributions from net realized gain	(.07)	-	(4.53)	(.20)	-	-
Total distributions	(.27) H	(.17)	(4.85)	(.49)	(.22)	(.26)
Redemption fees added to paid in capital D	.01	.02	.05	.03	.01	.01
Net asset value, end of period	$ 27.55	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74
Total Return B, C	4.77%	60.77%	(53.75)%	84.73%	30.83%	13.44%
Ratios to Average Net Assets E, G
Expenses before reductions	1.07% A	1.12%	1.11%	1.08%	1.14%	1.16%
Expenses net of fee waivers, if any	1.07% A	1.12%	1.11%	1.08%	1.14%	1.16%
Expenses net of all reductions	1.02% A	1.03%	.96%	.92%	1.08%	1.12%
Net investment income (loss)	(.21)% A	1.54%	1.45%	1.64%	1.99%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,050,846	$ 2,138,141	$ 740,289	$ 2,044,527	$ 734,793	$ 396,905
Portfolio turnover rate F	56% A	88%	133%	173%	36%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.274 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.04)	.37	.34
Net realized and unrealized gain (loss)	1.29	9.64	(12.94)
Total from investment operations	1.25	10.01	(12.60)
Distributions from net investment income	(.22)	(.18)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.28) I	(.18)	-
Redemption fees added to paid in capital D	.01	.02	.02
Net asset value, end of period	$ 27.53	$ 26.55	$ 16.70
Total Return B, C	4.72%	60.78%	(42.96)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.08%	1.05% A
Expenses net of fee waivers, if any	1.12% A	1.08%	1.05% A
Expenses net of all reductions	1.07% A	1.00%	.91% A
Net investment income (loss)	(.27)% A	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,458	$ 1,684	$ 60
Portfolio turnover rate F	56% A	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.281 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, China Region and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity China Region Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 446,289,388
Gross unrealized depreciation	(77,221,833)
Net unrealized appreciation (depreciation)	$ 369,067,555
Tax cost	$ 1,725,039,199

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $614,231,346 and $786,340,558, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 17,154	$ 576
Class T	.25%	.25%	10,916	94
Class B	.75%	.25%	11,292	8,492
Class C	.75%	.25%	23,629	13,450
			$ 62,991	$ 22,612

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,211
Class T	2,793
Class B*	840
Class C*	1,527
$ 22,371

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,681.30
Class T	7,163.33
Class B	3,691.33
Class C	7,628.32
China Region	2,711,984.24
Institutional Class	2,444.29
	$ 2,753,591

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Fidelity China Region Fund
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $191 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,649,500.43%		$ 1,807

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,632 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $290,613.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $597,676 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 99,129	$ 4,014
Class T	24,223	973
Class B	9,817	969
Class C	22,748	1,793
China Region	17,620,183	7,623,415
Institutional Class	12,213	649
Total	$ 17,788,313	$ 7,631,813
From net realized gain
Class A	$ 32,057	$ -
Class T	8,895	-
Class B	5,146	-
Class C	11,118	-
China Region	5,479,960	-
Institutional Class	3,675	-
Total	$ 5,540,851	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	216,471	476,918	$ 5,967,767	$ 10,951,377
Reinvestment of distributions	4,199	220	118,611	3,532
Shares redeemed	(168,113)	(50,111)	(4,455,155)	(1,196,308)
Net increase (decrease)	52,557	427,027	$ 1,631,223	$ 9,758,601
Class T
Shares sold	88,285	124,214	$ 2,428,688	$ 2,764,790
Reinvestment of distributions	1,158	61	32,661	973
Shares redeemed	(30,812)	(11,807)	(836,266)	(289,925)
Net increase (decrease)	58,631	112,468	$ 1,625,083	$ 2,475,838
Class B
Shares sold	29,221	76,310	$ 797,422	$ 1,715,391
Reinvestment of distributions	486	60	13,648	969
Shares redeemed	(14,536)	(12,815)	(376,009)	(303,220)
Net increase (decrease)	15,171	63,555	$ 435,061	$ 1,413,140
Class C
Shares sold	82,957	162,651	$ 2,271,865	$ 3,650,852
Reinvestment of distributions	1,162	112	32,596	1,793
Shares redeemed	(52,636)	(31,751)	(1,384,616)	(779,443)
Net increase (decrease)	31,483	131,012	$ 919,845	$ 2,873,202
China Region
Shares sold	20,982,585	54,595,118	$ 582,063,202	$ 1,249,255,109
Reinvestment of distributions	782,007	454,390	22,169,887	7,297,501
Shares redeemed	(27,832,520)	(18,885,174)	(761,904,783)	(415,361,909)
Net increase (decrease)	(6,067,928)	36,164,334	$ (157,671,694)	$ 841,190,701
Institutional Class
Shares sold	26,870	72,363	$ 733,759	$ 1,546,935
Reinvestment of distributions	500	40	14,160	649
Shares redeemed	(37,813)	(12,559)	(1,048,539)	(323,804)
Net increase (decrease)	(10,443)	59,844	$ (300,620)	$ 1,223,780

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

AHKCI-USAN-0610
1.861453.101

Fidelity®
Emerging Markets Fund -
Class K

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Emerging Markets	1.14%
Actual		$ 1,000.00	$ 1,137.30	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class K	.90%
Actual		$ 1,000.00	$ 1,138.40	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Brazil	14.0%
Korea (South)	12.0%
Russia	8.5%
China	7.9%
South Africa	7.5%
Taiwan	6.8%
India	6.7%
Indonesia	4.4%
Hong Kong	4.0%
Other	28.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Brazil	16.9%
Korea (South)	10.5%
China	10.1%
Russia	8.8%
Taiwan	7.7%
India	7.2%
South Africa	6.1%
Hong Kong	5.4%
Indonesia	4.7%
Other	22.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	99.2
Short-Term Investments and Net Other Assets	2.8	0.8
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	3.5	3.5
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.9	4.1
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	3.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.6	1.7
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.5	1.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.5	1.4
Banco Bradesco SA (PN) sponsored ADR (Brazil, Commercial Banks)	1.3	0.0
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	1.3	1.5
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.3	2.0
Hyundai Motor Co. (Korea (South), Automobiles)	1.3	1.0
	18.7
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	26.0
Materials	16.3	14.8
Information Technology	14.6	12.9
Energy	13.1	15.8
Consumer Discretionary	8.3	6.8
Telecommunication Services	7.5	9.2
Industrials	5.5	6.1
Consumer Staples	4.5	2.9
Utilities	2.8	2.6
Health Care	2.6	2.1

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	363,700	$ 10,183,600
Austria - 0.4%
Erste Bank AG	398,200	17,681,481
Bailiwick of Jersey - 0.5%
Heritage Oil PLC (a)	1,097,773	7,641,058
Randgold Resources Ltd. sponsored ADR (d)	199,700	16,822,728
TOTAL BAILIWICK OF JERSEY		24,463,786
Bermuda - 2.2%
Aquarius Platinum Ltd.:
(Australia) (d)	3,233,117	20,877,245
(United Kingdom)	731,222	4,804,033
CNPC (Hong Kong) Ltd.	19,100,000	25,314,394
Noble Group Ltd.	5,089,000	11,037,470
Orient Overseas International Ltd.	1,173,000	8,921,124
VimpelCom Ltd. ADR (a)	1,778,700	30,984,954
TOTAL BERMUDA		101,939,220
Brazil - 14.0%
Anhanguera Educacional Participacoes SA unit (a)	283,349	4,333,506
Banco Bradesco SA (PN) sponsored ADR (d)	3,354,900	62,468,238
Banco do Brasil SA	2,022,100	34,881,647
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	1,047,600	18,427,284
sponsored ADR (d)	952,300	13,608,367
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	9,515	153,667
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	2,361,396	44,040,035
Gerdau SA sponsored ADR (d)	2,092,300	34,313,720
Localiza Rent A Car SA	802,100	8,888,890
Net Servicos de Comunicacao SA sponsored ADR (a)	1,489,966	17,507,101
Odontoprev SA	138,400	4,543,123
OGX Petroleo e Gas Participacoes SA	3,165,900	31,659,911
OSX Brasil SA	17,600	6,025,490
PDG Realty S.A. Empreendimentos e Participacoes	1,727,400	15,704,088
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	2,464,500	46,469,499
(PN) sponsored ADR (non-vtg.)	2,316,500	87,888,010
(ON) sponsored ADR	435,500	18,478,265
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,698,293	25,236,634
TIM Participacoes SA sponsored ADR (non-vtg.)	543,200	14,117,768
Vale SA (PN-A) sponsored ADR	6,042,300	162,598,287
TOTAL BRAZIL		651,343,530

	Shares	Value
Canada - 1.5%
Eldorado Gold Corp. (a)	1,295,311	$ 19,884,719
First Quantum Minerals Ltd.	259,200	19,879,992
Niko Resources Ltd.	113,600	12,447,707
Sherritt International Corp.	801,200	6,228,577
Sino-Forest Corp. (a)	680,900	12,101,018
TOTAL CANADA		70,542,013
Cayman Islands - 2.6%
China Shanshui Cement Group Ltd.	8,975,000	4,571,094
Daphne International Holdings Ltd.	13,592,000	14,040,497
Eurasia Drilling Co. Ltd.:
GDR (e)	118,300	2,436,566
GDR (Reg. S)	882,200	18,227,042
Geely Automobile Holdings Ltd. (d)	36,025,000	15,358,469
Hidili Industry International Development Ltd. (a)	11,787,000	12,846,923
Ju Teng International Holdings Ltd.	4,906,000	4,540,875
Kingboard Chemical Holdings Ltd.	3,813,500	20,444,685
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	285,000	467,612
Mindray Medical International Ltd. sponsored ADR (d)	450,600	17,212,920
Trina Solar Ltd. ADR (a)(d)	330,100	8,539,687
Zhongsheng Group Holdings Ltd. Class H	1,602,500	2,195,641
TOTAL CAYMAN ISLANDS		120,882,011
Chile - 0.3%
Enersis SA sponsored ADR	687,100	13,666,419
China - 7.9%
Baidu.com, Inc. sponsored ADR (a)	27,000	18,611,100
China Mengniu Dairy Co. Ltd.	3,093,000	9,278,418
China Merchants Bank Co. Ltd. (H Shares)	17,184,805	42,127,633
China Pacific Insurance Group Co. Ltd. (H Shares)	2,158,000	8,883,941
China Shenhua Energy Co. Ltd. (H Shares)	8,636,000	37,057,874
China Yurun Food Group Ltd.	5,091,000	15,437,783
Digital China Holdings Ltd. (H Shares)	4,110,000	6,049,966
Golden Eagle Retail Group Ltd. (H Shares)	7,439,000	14,329,644
Harbin Power Equipment Co. Ltd. (H Shares)	5,580,000	4,366,052
Industrial & Commercial Bank of China Ltd. (H Shares)	102,789,000	74,917,023
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)(d)	14,504,000	7,608,380
Minth Group Ltd.	7,392,000	10,402,253
Ping An Insurance Group Co. China Ltd. (H Shares)	4,619,000	39,542,305
Sina Corp. (a)	191,900	7,042,730
Tencent Holdings Ltd.	1,984,600	41,041,523
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. (B Shares)	1,602,950	$ 13,646,608
ZTE Corp. (H Shares) (d)	4,855,620	17,394,137
TOTAL CHINA		367,737,370
Czech Republic - 1.0%
Ceske Energeticke Zavody AS	558,800	26,834,487
Komercni Banka AS	105,500	21,886,601
TOTAL CZECH REPUBLIC		48,721,088
Egypt - 0.7%
Commercial International Bank Ltd. sponsored GDR	2,502,487	34,304,851
Hong Kong - 4.0%
China Agri-Industries Holding Ltd.	10,185,000	13,343,737
China Mobile (Hong Kong) Ltd.	6,215,900	60,847,342
CNOOC Ltd.	30,008,000	52,782,884
CNOOC Ltd. sponsored ADR (d)	108,200	19,034,544
Shanghai Industrial Holdings Ltd.	4,471,000	19,316,762
Sino-Ocean Land Holdings Ltd.	14,572,500	11,172,018
Texwinca Holdings Ltd.	7,198,000	7,689,084
TOTAL HONG KONG		184,186,371
Hungary - 0.8%
OTP Bank Ltd. (a)	1,102,700	39,220,220
India - 6.7%
Bank of Baroda	1,175,968	18,119,427
Bharat Heavy Electricals Ltd.	479,788	26,812,596
Housing Development and Infrastructure Ltd. (a)	1,418,482	8,534,572
Housing Development Finance Corp. Ltd.	670,114	42,260,737
Infosys Technologies Ltd. sponsored ADR	928,700	55,610,556
ITC Ltd.	1,500	8,982
Jain Irrigation Systems Ltd.	920,448	22,558,742
JSW Steel Ltd.	1,090,044	29,881,506
Reliance Industries Ltd.	969,403	22,460,302
Rural Electrification Corp. Ltd. (a)	2,572,925	14,633,751
Tata Consultancy Services Ltd.	1,880,154	32,293,047
Tata Power Co. Ltd.	388,070	11,817,759
Tata Steel Ltd.	1,352,931	18,702,189
Ultratech Cement Ltd.	365,886	7,996,086
TOTAL INDIA		311,690,252
Indonesia - 4.4%
PT Astra International Tbk	7,700,500	39,799,441
PT Bank Negara Indonesia (Persero) Tbk	20,055,500	5,709,073
PT Bank Rakyat Indonesia Tbk	28,684,500	28,079,661
PT Delta Dunia Petroindo Tbk (a)	46,832,000	5,397,628
PT Gudang Garam Tbk	3,420,500	10,380,088
PT Indo Tambangraya Megah Tbk	2,801,000	11,992,018
PT Indocement Tunggal Prakarsa Tbk	14,098,000	24,432,789
PT Indofood Sukses Makmur Tbk	48,296,500	20,608,907

	Shares	Value
PT Indosat Tbk	14,976,500	$ 9,716,503
PT Indosat Tbk sponsored ADR (d)	285,015	9,334,241
PT Kalbe Farma Tbk	21,022,000	4,792,108
PT Perusahaan Gas Negara Tbk Series B	47,093,100	21,153,601
PT Tambang Batubbara Bukit Asam Tbk	2,894,500	5,892,526
PT XL Axiata Tbk (a)	11,566,500	4,716,715
TOTAL INDONESIA		202,005,299
Israel - 1.8%
Cellcom Israel Ltd.	281,300	8,523,390
Check Point Software Technologies Ltd. (a)	537,700	19,152,874
Mizrahi Tefahot Bank Ltd. (a)	491,500	4,383,684
Partner Communications Co. Ltd. ADR	910,491	17,882,043
Teva Pharmaceutical Industries Ltd. sponsored ADR	557,479	32,740,742
TOTAL ISRAEL		82,682,733
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan unit (a)	1,967,696	18,689,957
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	573,211	14,015,746
TOTAL KAZAKHSTAN		32,705,703
Korea (South) - 12.0%
CJ CheilJedang Corp.	83,862	16,674,405
CJ Corp.	319,474	18,458,919
Daelim Industrial Co.	117,899	6,695,448
Hynix Semiconductor, Inc. (a)	1,662,290	42,067,685
Hyundai Engineering & Construction Co. Ltd.	457,751	22,103,850
Hyundai Mobis	197,871	32,837,428
Hyundai Motor Co.	477,721	58,253,524
Industrial Bank of Korea	2,153,820	29,947,243
Kia Motors Corp.	1,011,180	24,669,376
Korea Exchange Bank	2,385,150	29,108,155
KT Corp.	478,990	21,256,200
LG Display Co. Ltd.	593,120	25,221,074
LG Display Co. Ltd. sponsored ADR (d)	403,575	8,515,433
LG Innotek Co. Ltd.	136,151	21,044,565
Lumens Co. Ltd. (a)	1,148,462	15,071,513
NCsoft Corp.	94,810	14,094,003
Samsung Electronics Co. Ltd.	150,119	114,125,864
Shinhan Financial Group Co. Ltd.	1,317,900	56,052,768
TOTAL KOREA (SOUTH)		556,197,453
Lebanon - 0.1%
BLOM Bank SAL GDR	24,740	2,322,649
Luxembourg - 1.3%
Evraz Group SA GDR (a)	848,600	30,603,724
L'Occitane Ltd.	204,000	396,218
Millicom International Cellular SA	76,800	6,779,904
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Oriflame Cosmetics SA unit	48,100	$ 2,726,058
Ternium SA sponsored ADR (a)(d)	564,600	20,856,324
TOTAL LUXEMBOURG		61,362,228
Malaysia - 0.2%
Top Glove Corp. Bhd	2,187,200	8,684,285
Mexico - 2.6%
America Movil SAB de CV Series L sponsored ADR	1,138,300	58,599,684
Banco Compartamos SA de CV	1,960,700	11,262,074
Genomma Lab Internacional SA de CV (a)	1,685,600	5,533,898
Grupo Financiero Banorte SAB de CV Series O	6,341,900	26,338,925
Wal-Mart de Mexico SA de CV Series V	8,149,400	18,975,343
TOTAL MEXICO		120,709,924
Netherlands - 0.1%
X5 Retail Group NV GDR (Reg. S) (a)	130,800	4,626,690
Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	1,324,781	10,215,717
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	4,450,000	6,598,237
Panama - 0.4%
Copa Holdings SA Class A	317,980	18,023,106
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	548,200	18,030,298
Poland - 1.6%
Bank Polska Kasa Opieki SA	552,300	31,621,552
Bank Zachodni WBK SA	321,220	23,751,704
KGHM Polska Miedz SA (Bearer)	440,800	16,521,123
Pol-Aqua SA	256,125	1,954,655
Trakcja Polska SA	1,410,204	2,047,205
TOTAL POLAND		75,896,239
Russia - 8.5%
Cherkizovo Group OJSC GDR (a)	485,391	9,417,799
Gazprom Neft (a)	468,750	2,578,125
LSR Group OJSC GDR (Reg. S) (a)	529,900	4,487,565
Magnit OJSC GDR (Reg. S)	1,334,300	25,005,961
Mechel Steel Group OAO sponsored ADR (d)	997,700	25,640,890
Novorossiysk Commercial Sea Port JSC (a)	13,641,400	2,728,280
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	81,000	1,079,163
OAO Gazprom sponsored ADR	1,800,082	41,797,904
OAO NOVATEK GDR	540,558	40,499,818
OAO Tatneft sponsored ADR	846,000	25,508,839
OGK-2 JSC (a)	38,677,200	2,397,986

	Shares	Value
OJSC MMC Norilsk Nickel sponsored ADR (a)	2,534,778	$ 48,667,738
OJSC Oil Company Rosneft GDR (Reg. S)	5,946,300	47,587,703
Polymetal JSC GDR (Reg. S) (a)	1,600,664	16,677,826
RusHydro JSC sponsored ADR (a)	3,415,233	19,570,190
Sberbank (Savings Bank of the Russian Federation)	13,411,800	36,211,860
Sberbank (Savings Bank of the Russian Federation) GDR	63,033	16,957,457
Sistema JSFC sponsored GDR (a)	980,921	26,087,857
TGK-1 OAO (a)	3,469,350,125	2,983,641
TOTAL RUSSIA		395,886,602
Singapore - 0.3%
Straits Asia Resources Ltd.	9,109,000	13,346,840
South Africa - 7.5%
Absa Group Ltd.	1,196,408	22,676,115
African Bank Investments Ltd.	5,039,899	24,256,198
African Rainbow Minerals Ltd.	757,100	20,473,936
AngloGold Ashanti Ltd.	417,000	17,584,963
AngloGold Ashanti Ltd. sponsored ADR	59,100	2,473,926
Aspen Pharmacare Holdings Ltd. (a)	2,496,177	28,217,800
Aveng Ltd.	3,507,860	17,666,336
Clicks Group Ltd.	5,367,000	22,488,141
Foschini Ltd.	1,042,962	9,672,091
Illovo Sugar Ltd.	2,494,065	9,893,198
Imperial Holdings Ltd.	1,658,725	22,119,328
Mr. Price Group Ltd.	2,985,145	16,933,267
MTN Group Ltd.	952,300	14,094,014
Murray & Roberts Holdings Ltd.	2,291,900	12,845,686
Mvelaphanda Resources Ltd. (a)	3,125,278	21,705,376
Shoprite Holdings Ltd.	1,802,935	19,282,727
Standard Bank Group Ltd.	3,074,381	47,735,837
Woolworths Holdings Ltd.	6,169,184	19,585,374
TOTAL SOUTH AFRICA		349,704,313
Taiwan - 6.8%
Advanced Semiconductor Engineering, Inc.	5,181,000	5,060,049
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	4,136,400	20,102,904
Alpha Networks, Inc.	4,929,000	4,743,808
Asia Cement Corp.	15,817,710	14,879,011
AU Optronics Corp. sponsored ADR (d)	2,768,340	32,085,061
Cathay Financial Holding Co. Ltd. (a)	15,034,000	24,064,983
Chroma ATE, Inc.	2,241,000	4,798,037
Formosa Plastics Corp.	5,568,000	12,375,245
Fubon Financial Holding Co. Ltd. (a)	22,367,000	27,278,480
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,208,447	71,426,113
Macronix International Co. Ltd.	32,380,113	21,539,997
Taiwan Mobile Co. Ltd.	12,149,000	23,258,856
Taiwan Semiconductor Manufacturing Co. Ltd.	9,640,447	18,875,151
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,119,614	$ 11,856,712
Wistron Corp.	11,490,000	22,086,143
TOTAL TAIWAN		314,430,550
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	5,978,900	13,892,346
Banpu PCL unit	523,000	10,248,445
Siam Commercial Bank PCL (For. Reg.)	8,329,300	20,950,481
Total Access Communication PCL (For. Reg.)	105,200	109,715
TOTAL THAILAND		45,200,987
Turkey - 2.4%
Albaraka Turk Katilim Bankasi AS	5,501,000	10,641,376
Enka Insaat ve Sanayi AS	1,363,000	6,591,617
Hurriyet Gazetecilik ve Matbaacilik AS (a)	7,158,519	7,933,609
Tofas Turk Otomobil Fabrikasi AS	5,454,957	23,083,174
Turk Hava Yollari AO	6,303,000	20,914,038
Turkiye Garanti Bankasi AS	8,235,895	40,106,286
TOTAL TURKEY		109,270,100
United Arab Emirates - 0.3%
DP World Ltd.	23,738,830	12,890,185
United Kingdom - 0.8%
Hikma Pharmaceuticals PLC	1,790,041	17,107,720
Xstrata PLC	1,093,670	17,938,057
TOTAL UNITED KINGDOM		35,045,777
United States of America - 0.9%
Central European Distribution Corp. (a)	517,730	17,939,345
Freeport-McMoRan Copper & Gold, Inc.	314,700	23,769,291
TOTAL UNITED STATES OF AMERICA		41,708,636
TOTAL COMMON STOCKS (Cost $3,522,290,479)		4,514,106,763
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	60,909,423	$ 60,909,423
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	142,507,234	142,507,234
TOTAL MONEY MARKET FUNDS (Cost $203,416,657)		203,416,657
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,725,707,136)	4,717,523,420
NET OTHER ASSETS - (1.6)%	(74,598,347)
NET ASSETS - 100%	$ 4,642,925,073
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,436,566 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,216
Fidelity Securities Lending Cash Central Fund	433,892
Total	$ 515,108
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 651,343,530	$ 651,343,530	$ -	$ -
Korea (South)	556,197,453	8,515,433	547,682,020	-
Russia	395,886,602	163,006,424	232,880,178	-
China	367,737,370	25,653,830	342,083,540	-
South Africa	349,704,313	349,704,313	-	-
Taiwan	314,430,550	64,044,677	250,385,873	-
India	311,690,252	55,610,556	256,079,696	-
Indonesia	202,005,299	9,334,241	192,671,058	-
Hong Kong	184,186,371	19,034,544	165,151,827	-
Other	1,180,925,023	762,741,078	418,183,945	-
Money Market Funds	203,416,657	203,416,657	-	-
Total Investments in Securities:	$ 4,717,523,420	$ 2,312,405,283	$ 2,405,118,137	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 59,240
Total Realized Gain (Loss)	(3,687,175)
Total Unrealized Gain (Loss)	3,692,447
Cost of Purchases	-
Proceeds of Sales	(64,512)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $1,085,309,087 of which $515,429,566 and $569,879,521 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $136,397,109) - See accompanying schedule: Unaffiliated issuers (cost $3,522,290,479)	$ 4,514,106,763
Fidelity Central Funds (cost $203,416,657)	203,416,657
Total Investments (cost $3,725,707,136)		$ 4,717,523,420
Foreign currency held at value (cost $2,819,750)		2,879,119
Receivable for investments sold		45,839,165
Receivable for fund shares sold		26,953,232
Dividends receivable		16,773,595
Distributions receivable from Fidelity Central Funds		98,610
Prepaid expenses		5,600
Other receivables		2,148,425
Total assets		4,812,221,166

Liabilities
Payable for investments purchased	$ 7,337,667
Payable for fund shares redeemed	7,169,232
Accrued management fee	2,792,557
Other affiliated payables	1,157,278
Other payables and accrued expenses	8,332,125
Collateral on securities loaned, at value	142,507,234
Total liabilities		169,296,093

Net Assets		$ 4,642,925,073
Net Assets consist of:
Paid in capital		$ 4,452,217,423
Undistributed net investment income		13,987,588
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(807,822,957)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		984,543,019
Net Assets		$ 4,642,925,073

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($4,153,385,305 ÷ 178,570,362 shares)	$ 23.26

Class K: Net Asset Value, offering price and redemption price per share ($489,539,768 ÷ 21,048,837 shares)	$ 23.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 41,554,269
Interest		820
Income from Fidelity Central Funds		515,108
		42,070,197
Less foreign taxes withheld		(4,438,728)
Total income		37,631,469

Expenses
Management fee	$ 15,816,808
Transfer agent fees	6,165,620
Accounting and security lending fees	786,936
Custodian fees and expenses	2,084,590
Independent trustees' compensation	12,038
Registration fees	117,870
Audit	69,668
Legal	10,702
Miscellaneous	30,262
Total expenses before reductions	25,094,494
Expense reductions	(1,427,697)	23,666,797
Net investment income (loss)		13,964,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	350,421,029
Capital gain distributions from Fidelity Central Funds	4,197
Foreign currency transactions	(1,945,895)
Total net realized gain (loss)		348,479,331
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,506,057)	183,167,528
Assets and liabilities in foreign currencies	36,363
Total change in net unrealized appreciation (depreciation)		183,203,891
Net gain (loss)		531,683,222
Net increase (decrease) in net assets resulting from operations		$ 545,647,894

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,964,672	$ 29,313,306
Net realized gain (loss)	348,479,331	(579,779,624)
Change in net unrealized appreciation (depreciation)	183,203,891	1,728,712,395
Net increase (decrease) in net assets resulting from operations	545,647,894	1,178,246,077
Distributions to shareholders from net investment income	(23,159,226)	(37,630,187)
Distributions to shareholders from net realized gain	(26,416,950)	-
Total distributions	(49,576,176)	(37,630,187)
Share transactions - net increase (decrease)	226,384,253	603,896,717
Redemption fees	812,220	1,520,594
Total increase (decrease) in net assets	723,268,191	1,746,033,201

Net Assets
Beginning of period	3,919,656,882	2,173,623,681
End of period (including undistributed net investment income of $13,987,588 and undistributed net investment income of $23,182,142, respectively)	$ 4,642,925,073	$ 3,919,656,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.68	$ 13.71	$ 37.55	$ 22.04	$ 15.71	$ 11.30
Income from Investment Operations
Net investment income (loss) D	.07	.17	.42 G	.25	.21	.21
Net realized and unrealized gain (loss)	2.76	7.03	(22.73)	15.44	6.31	4.30
Total from investment operations	2.83	7.20	(22.31)	15.69	6.52	4.51
Distributions from net investment income	(.12)	(.24)	(.19)	(.20)	(.21)	(.11)
Distributions from net realized gain	(.14)	-	(1.37)	-	-	-
Total distributions	(.25) J	(.24)	(1.56)	(.20)	(.21)	(.11)
Redemption fees added to paid in capital D	- I	.01	.03	.02	.02	.01
Net asset value, end of period	$ 23.26	$ 20.68	$ 13.71	$ 37.55	$ 22.04	$ 15.71
Total Return B, C	13.73%	53.95%	(61.84)%	71.81%	41.96%	40.25%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.16%	1.07%	1.05%	1.11%	1.16%
Expenses net of fee waivers, if any	1.14% A	1.16%	1.07%	1.05%	1.11%	1.16%
Expenses net of all reductions	1.08% A	1.10%	1.02%	.99%	1.01%	1.07%
Net investment income (loss)	.60% A	1.09%	1.47% G	.89%	1.04%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,153,385	$ 3,649,582	$ 2,086,196	$ 6,609,045	$ 3,005,145	$ 1,392,223
Portfolio turnover rate F	87% A	88%	63%	52%	66%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.69	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.09	.22	.15 G
Net realized and unrealized gain (loss)	2.76	7.02	(18.43)
Total from investment operations	2.85	7.24	(18.28)
Distributions from net investment income	(.15)	(.28)	-
Distributions from net realized gain	(.14)	-	-
Total distributions	(.28) K	(.28)	-
Redemption fees added to paid in capital D	- J	.01	.01
Net asset value, end of period	$ 23.26	$ 20.69	$ 13.72
Total Return B, C	13.84%	54.44%	(57.11)%
Ratios to Average Net Assets E, I
Expenses before reductions	.90% A	.91%	.92% A
Expenses net of fee waivers, if any	.90% A	.91%	.92% A
Expenses net of all reductions	.84% A	.84%	.87% A
Net investment income (loss)	.85% A	1.35%	2.02% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 489,540	$ 270,075	$ 87,427
Portfolio turnover rate F	87% A	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,068,691,834
Gross unrealized depreciation	(135,971,262)
Net unrealized appreciation (depreciation)	$ 932,720,572
Tax cost	$ 3,784,802,848

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Fidelity Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,948,723,191 and $1,857,325,240, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Emerging Markets	$ 6,063,118.30
Class K	102,502.05
	$ 6,165,620

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,752 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $433,892.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,427,536 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $161.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Emerging Markets	$ 21,030,814	$ 35,658,169
Class K	2,128,412	1,972,018
Total	$ 23,159,226	$ 37,630,187
From net realized gain
Emerging Markets	$ 24,475,493	$ -
Class K	1,941,457	-
Total	$ 26,416,950	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Emerging Markets
Shares sold	38,394,035	77,986,934	$ 858,939,158	$ 1,325,781,409
Conversion to Class KA	-	(2,616,204)	-	(34,095,539)
Reinvestment of distributions	1,952,720	2,953,728	43,877,580	34,381,402
Shares redeemed	(38,214,353)	(54,051,229)	(861,921,090)	(822,757,665)
Net increase (decrease)	2,132,402	24,273,229	$ 40,895,648	$ 503,309,607
Class K
Shares sold	10,628,301	7,005,118	$ 244,711,082	$ 114,260,792
Conversion from Emerging MarketsA	-	2,618,157	-	34,095,539
Reinvestment of distributions	181,367	169,855	4,069,869	1,972,018
Shares redeemed	(2,815,950)	(3,108,249)	(63,292,346)	(49,741,239)
Net increase (decrease)	7,993,718	6,684,881	$ 185,488,605	$ 100,587,110

A Conversion transactions for Class K and Emerging Markets are presented for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity's International Equity Funds

Canada Fund

China Region Fund

Diversified International Fund

Emerging Europe, Middle East, Africa (EMEA) Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

Global Commodity Stock Fund

International Capital Appreciation Fund

International Discovery Fund

International Growth Fund

International Small Cap Fund

International Small Cap Opportunities Fund

International Value Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Southeast Asia Fund

Total International Equity Fund

Worldwide Fund

Corporate Headquarters

82 Devonshire Street
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EMF-K-USAN-0610
1.863017.101

Fidelity®
Emerging Europe,
Middle East, Africa (EMEA)
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,117.40	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,116.60	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,112.50	$ 11.79
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,112.50	$ 11.79
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Emerging Europe, Middle East, Africa (EMEA)	1.25%
Actual		$ 1,000.00	$ 1,118.70	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,117.60	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
South Africa 37.2%
Russia 31.6%
Israel 14.4%
Turkey 3.5%
Nigeria 2.8%
Poland 1.7%
Qatar 1.1%
Morocco 1.1%
Kenya 1.1%
Other* 5.5%

* Includes short-term investments and net other assets.

As of October 31, 2009
South Africa 40.0%
Russia 24.6%
Israel 13.8%
Egypt 4.0%
Czech Republic 3.7%
Nigeria 3.4%
United States of America* 3.1%
Canada 1.4%
Kenya 1.3%
Other 4.7%

* Includes short-term investments and net other assets.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.9	96.9
Bonds	0.5	0.0
Short-Term Investments and Net Other Assets	0.6	3.1
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Teva Pharmaceutical Industries Ltd. (Israel, Pharmaceuticals)	9.7	8.4
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	7.3	10.3
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	4.5	4.7
Standard Bank Group Ltd. (South Africa, Commercial Banks)	4.1	0.0
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	3.7	3.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	3.2	7.7
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.8	4.7
Shoprite Holdings Ltd. (South Africa, Food & Staples Retailing)	2.7	2.8
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.7	1.9
Comstar United TeleSystems OJSC GDR (Reg. S) (Russia, Diversified Telecommunication Services)	2.6	2.2
	43.3
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	14.4
Energy	19.1	20.7
Materials	15.1	12.4
Health Care	11.7	9.2
Telecommunication Services	10.1	18.0
Consumer Discretionary	6.4	3.8
Consumer Staples	6.1	6.5
Industrials	3.6	7.8
Utilities	2.3	2.3
Information Technology	1.6	0.4

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,000	$ 423,622
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	75,000	492,740
Central European Media Enterprises Ltd. Class A (a)	13,400	455,600
TOTAL BERMUDA		948,340
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	9,550	458,607
Komercni Banka AS	5,300	1,099,516
TOTAL CZECH REPUBLIC		1,558,123
Israel - 14.4%
Bezeq Israeli Telecommunication Corp. Ltd.	753,400	1,841,061
Check Point Software Technologies Ltd. (a)	49,100	1,748,942
Mizrahi Tefahot Bank Ltd. (a)	204,800	1,826,609
Partner Communications Co. Ltd.	28,528	562,831
Partner Communications Co. Ltd. ADR	11,800	231,752
Shufersal Ltd.	73,300	435,317
Teva Pharmaceutical Industries Ltd.	198,400	11,665,573
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,000	2,173,010
TOTAL ISRAEL		20,485,095
Kenya - 1.1%
British American Tobacco Kenya Ltd.	173,000	439,223
East African Breweries Ltd.	318,995	702,450
Safaricom Ltd.	5,796,063	435,456
TOTAL KENYA		1,577,129
Morocco - 1.1%
Maroc Telecom	82,600	1,590,450
Nigeria - 2.8%
Guaranty Trust Bank PLC GDR (Reg. S)	286,571	2,209,821
Nigerian Breweries PLC	912,403	424,165
United Bank for Africa PLC	3,986,048	310,958
Zenith Bank PLC	10,031,027	1,025,874
TOTAL NIGERIA		3,970,818
Poland - 1.7%
Bank Polska Kasa Opieki SA	26,600	1,522,964
Eurocash SA	60,000	442,839
Powszechna Kasa Oszczednosci Bank SA	30,000	434,495
TOTAL POLAND		2,400,298
Common Stocks - continued
	Shares	Value
Qatar - 1.1%
Qatar National Bank SAQ	43,030	$ 1,645,039
Russia - 31.6%
Comstar United TeleSystems OJSC GDR (Reg. S)	555,000	3,628,675
Interregional Distribution Grid Companies Holding JSC (a)	3,800,000	598,500
Lukoil Oil Co. sponsored ADR	114,895	6,462,742
Mechel Steel Group OAO sponsored ADR	18,800	483,160
Mosenergo AO (a)	5,437,700	706,901
Novolipetsk Steel Ojsc (a)	32,500	1,170,452
Novorossiysk Commercial Sea Port JSC (a)	3,900,000	780,000
OAO Gazprom (a)	1,748,200	10,349,344
OAO NOVATEK	57,200	374,660
OAO NOVATEK GDR	27,900	2,090,331
OGK-2 JSC (a)	6,000,000	372,000
OGK-4 OJSC (a)	8,218,600	659,954
OJSC MMC Norilsk Nickel (a)	7,000	1,357,525
OJSC MMC Norilsk Nickel ADR (a)	72,300	1,364,641
OJSC Oil Co. Rosneft (a)	41,800	345,268
OJSC Oil Company Rosneft GDR (Reg. S)	288,800	2,311,240
Pharmstandard OJSC unit (a)	16,000	447,525
PIK Group GDR (Reg. S) unit (a)	63,000	328,627
Polymetal JSC (a)	88,800	919,080
Polymetal JSC GDR (Reg. S) (a)	145,350	1,514,448
Sberbank (Savings Bank of the Russian Federation)	1,920,800	5,186,160
Sibirtelecom OJSC	4,598,400	296,597
Sistema JSFC sponsored GDR (a)	22,700	603,713
Surgutneftegaz JSC sponsored ADR	80,000	757,147
TGK-1 OAO (a)	465,457,800	400,294
Uralkali JSC GDR (Reg. S) (a)	24,800	528,227
VolgaTelecom sponsored ADR	25,400	176,095
VTB Bank JSC unit	66,900	356,769
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	15,900	345,825
TOTAL RUSSIA		44,915,900
South Africa - 37.2%
Africa Cellular Towers Ltd. (a)	5,335,800	418,976
African Bank Investments Ltd.	133,200	641,070
African Rainbow Minerals Ltd.	53,500	1,446,778
AngloGold Ashanti Ltd.	17,900	754,846
Aspen Pharmacare Holdings Ltd. (a)	168,600	1,905,923
Aveng Ltd.	80,700	406,423
Barnard Jacobs Mellet Holdings Ltd.	400,000	205,781
Bidvest Group Ltd.	78,300	1,462,858
Common Stocks - continued
	Shares	Value
South Africa - continued
Cashbuild Ltd.	144,900	$ 1,445,763
Clicks Group Ltd.	819,959	3,435,691
DRDGOLD Ltd.	1,094,854	570,661
Exxaro Resources Ltd.	185,700	3,104,847
FirstRand Ltd.	1,377,900	3,811,074
Harmony Gold Mining Co. Ltd.	226,600	2,208,803
Illovo Sugar Ltd.	158,603	629,130
Impala Platinum Holdings Ltd.	48,200	1,375,558
JSE Ltd.	20,000	195,817
Lewis Group Ltd.	55,000	458,675
MTN Group Ltd.	303,450	4,491,052
Mvelaphanda Resources Ltd. (a)	175,000	1,215,393
Naspers Ltd. Class N	33,400	1,356,529
Northam Platinum Ltd.	122,100	871,966
Paracon Holdings Ltd.	2,884,628	640,464
Raubex Group Ltd.	489,700	1,538,082
Sanlam Ltd.	511,400	1,679,627
Sasol Ltd.	97,800	3,985,352
Shoprite Holdings Ltd.	363,000	3,882,353
Standard Bank Group Ltd.	375,163	5,825,146
Tiger Brands Ltd.	47,800	1,222,034
Woolworths Holdings Ltd.	531,005	1,685,787
TOTAL SOUTH AFRICA		52,872,459
Turkey - 3.5%
Koc Holding AS	276,000	1,065,959
Tupras-Turkiye Petrol Rafinerileri AS	26,000	580,669
Turkiye Garanti Bankasi AS	520,000	2,532,241
Turkiye Halk Bankasi AS	100,000	792,585
TOTAL TURKEY		4,971,454
United Arab Emirates - 0.7%
National Bank of Abu Dhabi PJSC (a)	305,326	997,512
United Kingdom - 1.1%
BHP Billiton PLC	10,300	319,884
Eurasian Natural Resources Corp. PLC	41,000	760,047
Hikma Pharmaceuticals PLC	51,607	493,217
TOTAL UNITED KINGDOM		1,573,148
Common Stocks - continued
	Shares	Value
Zambia - 0.5%
Celtel Zambia Ltd.	3,109,948	$ 416,627
Zambeef Products PLC (a)	286,637	241,887
TOTAL ZAMBIA		658,514
TOTAL COMMON STOCKS (Cost $125,397,026)		140,587,901
Government Obligations - 0.5%
Principal Amount
Ghana - 0.5%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	691,221
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $1,069,297)	1,069,297	1,069,297
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $127,138,651)		142,348,419
NET OTHER ASSETS - (0.2)%		(265,559)
NET ASSETS - 100%		$ 142,082,860
Currency Abbreviations
GHS	-	GHANA CEDI
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,391
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 52,872,459	$ 50,663,656	$ 2,208,803	$ -
Russia	44,915,900	23,351,363	21,564,537	-
Israel	20,485,095	20,485,095	-	-
Turkey	4,971,454	4,971,454	-	-
Nigeria	3,970,818	1,760,997	2,209,821	-
Poland	2,400,298	2,400,298	-	-
Qatar	1,645,039	1,645,039	-	-
Morocco	1,590,450	-	1,590,450	-
Kenya	1,577,129	1,577,129	-	-
Zambia	658,514	416,627	-	241,887
Other	5,500,745	3,331,119	2,169,626	-
Government Obligations	691,221	-	691,221	-
Money Market Funds	1,069,297	1,069,297	-	-
Total Investments in Securities:	$ 142,348,419	$ 111,672,074	$ 30,434,458	$ 241,887
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,616)
Cost of Purchases	9,217
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	238,286
Transfers out of Level 3	-
Ending Balance	$ 241,887
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (5,616)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $10,577,811 of which $9,997,975 and $579,836 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $126,069,354)	$ 141,279,122
Fidelity Central Funds (cost $1,069,297)	1,069,297
Total Investments (cost $127,138,651)		$ 142,348,419
Foreign currency held at value (cost $146,078)		146,078
Receivable for investments sold		1,522,066
Receivable for fund shares sold		454,144
Dividends receivable		608,017
Interest receivable		12,701
Distributions receivable from Fidelity Central Funds		398
Prepaid expenses		179
Receivable from investment adviser for expense reductions		57,144
Other receivables		40,586
Total assets		145,189,732

Liabilities
Payable for investments purchased	$ 744,913
Payable for fund shares redeemed	2,150,556
Accrued management fee	98,063
Distribution fees payable	6,198
Other affiliated payables	39,539
Other payables and accrued expenses	67,603
Total liabilities		3,106,872

Net Assets		$ 142,082,860
Net Assets consist of:
Paid in capital		$ 144,328,194
Undistributed net investment income		572,643
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,027,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,209,548
Net Assets		$ 142,082,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,299,774 ÷ 783,327 shares)	$ 8.04

Maximum offering price per share (100/94.25 of $8.04)	$ 8.53
Class T: Net Asset Value and redemption price per share ($2,649,646 ÷ 329,640 shares)	$ 8.04

Maximum offering price per share (100/96.50 of $8.04)	$ 8.33
Class B: Net Asset Value and offering price per share ($897,766 ÷ 111,807 shares)A	$ 8.03

Class C: Net Asset Value and offering price per share ($3,889,938 ÷ 485,644 shares)A	$ 8.01

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($122,836,675 ÷ 15,246,732 shares)	$ 8.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,509,061 ÷ 684,012 shares)	$ 8.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,586,460
Interest		12,653
Income from Fidelity Central Funds		2,391
		1,601,504
Less foreign taxes withheld		(124,311)
Total income		1,477,193

Expenses
Management fee	$ 532,032
Transfer agent fees	201,500
Distribution fees	30,749
Accounting fees and expenses	34,091
Custodian fees and expenses	124,515
Independent trustees' compensation	351
Registration fees	79,140
Audit	30,673
Legal	294
Miscellaneous	787
Total expenses before reductions	1,034,132
Expense reductions	(265,784)	768,348
Net investment income (loss)		708,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,926,926)
Foreign currency transactions	(53,637)
Total net realized gain (loss)		(5,980,563)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,055,173
Assets and liabilities in foreign currencies	(3,000)
Total change in net unrealized appreciation (depreciation)		19,052,173
Net gain (loss)		13,071,610
Net increase (decrease) in net assets resulting from operations		$ 13,780,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 708,845	$ 737,293
Net realized gain (loss)	(5,980,563)	(1,386,047)
Change in net unrealized appreciation (depreciation)	19,052,173	27,532,507
Net increase (decrease) in net assets resulting from operations	13,780,455	26,883,753
Distributions to shareholders from net investment income	(816,017)	(273,102)
Distributions to shareholders from net realized gain	(391,420)	-
Total distributions	(1,207,437)	(273,102)
Share transactions - net increase (decrease)	11,251,956	53,100,517
Redemption fees	46,720	105,938
Total increase (decrease) in net assets	23,871,694	79,817,106

Net Assets
Beginning of period	118,211,166	38,394,060
End of period (including undistributed net investment income of $572,643 and undistributed net investment income of $679,815, respectively)	$ 142,082,860	$ 118,211,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05	.04
Net realized and unrealized gain (loss)	.82	2.48	(5.31)
Total from investment operations	.85	2.53	(5.27)
Distributions from net investment income	(.04)	(.03)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07) K	(.03)	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.04	$ 7.26	$ 4.75
Total Return B, C, D	11.74%	53.78%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.87%	2.50% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.37% A	1.39%	1.23% A
Net investment income (loss)	.87% A	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,300	$ 4,817	$ 1,368
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04
Net realized and unrealized gain (loss)	.82	2.47	(5.31)
Total from investment operations	.84	2.51	(5.27)
Distributions from net investment income	(.03)	(.02)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.05) K	(.02)	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.04	$ 7.25	$ 4.75
Total Return B, C, D	11.66%	53.20%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	2.15%	2.78% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.62% A	1.64%	1.49% A
Net investment income (loss)	.63% A	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,650	$ 1,560	$ 568
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.05 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.01	.02
Net realized and unrealized gain (loss)	.81	2.48	(5.31)
Total from investment operations	.81	2.49	(5.29)
Distributions from net realized gain	(.01) K	-	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.03	$ 7.23	$ 4.73
Total Return B, C, D	11.25%	52.85%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.53% A	2.68%	3.32% A
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.12% A	2.14%	1.99% A
Net investment income (loss)	.12% A	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898	$ 782	$ 487
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.01	.02
Net realized and unrealized gain (loss)	.81	2.48	(5.31)
Total from investment operations	.81	2.49	(5.29)
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.03) K	-	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.01	$ 7.23	$ 4.73
Total Return B, C, D	11.25%	52.85%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.54% A	2.61%	3.28% A
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.12% A	2.14%	1.99% A
Net investment income (loss)	.13% A	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,890	$ 2,677	$ 741
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.03 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.05
Net realized and unrealized gain (loss)	.82	2.48	(5.31)
Total from investment operations	.86	2.55	(5.26)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.02
Net asset value, end of period	$ 8.06	$ 7.28	$ 4.76
Total Return B, C	11.87%	54.15%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.53% A	1.61%	2.19% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.12% A	1.14%	.98% A
Net investment income (loss)	1.12% A	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,837	$ 104,141	$ 32,535
Portfolio turnover rate F	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.06	.05
Net realized and unrealized gain (loss)	.81	2.49	(5.31)
Total from investment operations	.85	2.55	(5.26)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.02
Net asset value, end of period	$ 8.05	$ 7.28	$ 4.76
Total Return B, C	11.76%	54.15%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A	1.60%	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.12% A	1.14%	.98% A
Net investment income (loss)	1.12% A	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,509	$ 4,235	$ 2,695
Portfolio turnover rate F	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,886,371
Gross unrealized depreciation	(8,279,041)
Net unrealized appreciation (depreciation)	$ 14,607,330

Tax cost	$ 127,741,089

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $77,201,474 and $63,501,512, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,862	$ 194
Class T	.25%	.25%	4,238	246
Class B	.75%	.25%	4,123	3,474
Class C	.75%	.25%	15,526	7,882
			$ 30,749	$ 11,796

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,034
Class T	677
Class B*	221
Class C*	179
$ 8,111

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,377.31
Class T	2,526.30
Class B	1,311.32
Class C	5,001.32
Emerging Europe, Middle East, Africa (EMEA)	179,339.31
Institutional Class	4,946.20
	$ 201,500

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $256 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,513
Class T	1.75%	2,371
Class B	2.25%	1,171
Class C	2.25%	4,566
Emerging Europe, Middle East, Africa (EMEA)	1.25%	160,787
Institutional Class	1.25%	4,161
		$ 180,569

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $85,215 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 26,924	$ 8,761
Class T	5,586	2,185
Class C	2,308	-
Emerging Europe, Middle East, Africa (EMEA)	748,052	241,410
Institutional Class	33,147	20,746
Total	$ 816,017	$ 273,102
From net realized gain
Class A	$ 15,761	$ -
Class T	5,156	-
Class B	1,284	-
Class C	9,232	-
Emerging Europe, Middle East, Africa (EMEA)	345,255	-
Institutional Class	14,732	-
Total	$ 391,420	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	304,101	571,278	$ 2,373,449	$ 3,669,041
Reinvestment of distributions	5,604	1,833	40,683	8,321
Shares redeemed	(189,597)	(197,844)	(1,436,977)	(1,251,307)
Net increase (decrease)	120,108	375,267	$ 977,155	$ 2,426,055
Class T
Shares sold	199,406	178,308	$ 1,586,034	$ 1,129,813
Reinvestment of distributions	1,476	481	10,717	2,182
Shares redeemed	(86,293)	(83,315)	(657,033)	(541,782)
Net increase (decrease)	114,589	95,474	$ 939,718	$ 590,213
Class B
Shares sold	33,436	55,038	$ 263,194	$ 326,654
Reinvestment of distributions	173	-	1,261	-
Shares redeemed	(30,029)	(49,759)	(231,999)	(303,402)
Net increase (decrease)	3,580	5,279	$ 32,456	$ 23,252
Class C
Shares sold	201,594	342,231	$ 1,575,891	$ 2,213,144
Reinvestment of distributions	1,559	-	11,306	-
Shares redeemed	(87,944)	(128,292)	(665,538)	(825,454)
Net increase (decrease)	115,209	213,939	$ 921,659	$ 1,387,690
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	6,003,243	13,077,282	$ 46,483,921	$ 83,717,275
Reinvestment of distributions	144,800	50,835	1,051,252	230,791
Shares redeemed	(5,211,500)	(5,656,005)	(39,948,401)	(35,458,373)
Net increase (decrease)	936,543	7,472,112	$ 7,586,772	$ 48,489,693
Institutional Class
Shares sold	135,007	182,348	$ 1,043,720	$ 1,155,556
Reinvestment of distributions	825	1,053	5,986	4,781
Shares redeemed	(33,775)	(167,948)	(255,510)	(976,723)
Net increase (decrease)	102,057	15,453	$ 794,196	$ 183,614

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EME-USAN-0610
1.861974.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Emerging Europe,
Middle East, Africa (EMEA)
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,117.40	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,116.60	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,112.50	$ 11.79
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,112.50	$ 11.79
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Emerging Europe, Middle East, Africa (EMEA)	1.25%
Actual		$ 1,000.00	$ 1,118.70	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,117.60	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
South Africa 37.2%
Russia 31.6%
Israel 14.4%
Turkey 3.5%
Nigeria 2.8%
Poland 1.7%
Qatar 1.1%
Morocco 1.1%
Kenya 1.1%
Other* 5.5%

* Includes short-term investments and net other assets.

As of October 31, 2009
South Africa 40.0%
Russia 24.6%
Israel 13.8%
Egypt 4.0%
Czech Republic 3.7%
Nigeria 3.4%
United States of America* 3.1%
Canada 1.4%
Kenya 1.3%
Other 4.7%

* Includes short-term investments and net other assets.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.9	96.9
Bonds	0.5	0.0
Short-Term Investments and Net Other Assets	0.6	3.1
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Teva Pharmaceutical Industries Ltd. (Israel, Pharmaceuticals)	9.7	8.4
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	7.3	10.3
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	4.5	4.7
Standard Bank Group Ltd. (South Africa, Commercial Banks)	4.1	0.0
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	3.7	3.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	3.2	7.7
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.8	4.7
Shoprite Holdings Ltd. (South Africa, Food & Staples Retailing)	2.7	2.8
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.7	1.9
Comstar United TeleSystems OJSC GDR (Reg. S) (Russia, Diversified Telecommunication Services)	2.6	2.2
	43.3
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	14.4
Energy	19.1	20.7
Materials	15.1	12.4
Health Care	11.7	9.2
Telecommunication Services	10.1	18.0
Consumer Discretionary	6.4	3.8
Consumer Staples	6.1	6.5
Industrials	3.6	7.8
Utilities	2.3	2.3
Information Technology	1.6	0.4

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,000	$ 423,622
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	75,000	492,740
Central European Media Enterprises Ltd. Class A (a)	13,400	455,600
TOTAL BERMUDA		948,340
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	9,550	458,607
Komercni Banka AS	5,300	1,099,516
TOTAL CZECH REPUBLIC		1,558,123
Israel - 14.4%
Bezeq Israeli Telecommunication Corp. Ltd.	753,400	1,841,061
Check Point Software Technologies Ltd. (a)	49,100	1,748,942
Mizrahi Tefahot Bank Ltd. (a)	204,800	1,826,609
Partner Communications Co. Ltd.	28,528	562,831
Partner Communications Co. Ltd. ADR	11,800	231,752
Shufersal Ltd.	73,300	435,317
Teva Pharmaceutical Industries Ltd.	198,400	11,665,573
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,000	2,173,010
TOTAL ISRAEL		20,485,095
Kenya - 1.1%
British American Tobacco Kenya Ltd.	173,000	439,223
East African Breweries Ltd.	318,995	702,450
Safaricom Ltd.	5,796,063	435,456
TOTAL KENYA		1,577,129
Morocco - 1.1%
Maroc Telecom	82,600	1,590,450
Nigeria - 2.8%
Guaranty Trust Bank PLC GDR (Reg. S)	286,571	2,209,821
Nigerian Breweries PLC	912,403	424,165
United Bank for Africa PLC	3,986,048	310,958
Zenith Bank PLC	10,031,027	1,025,874
TOTAL NIGERIA		3,970,818
Poland - 1.7%
Bank Polska Kasa Opieki SA	26,600	1,522,964
Eurocash SA	60,000	442,839
Powszechna Kasa Oszczednosci Bank SA	30,000	434,495
TOTAL POLAND		2,400,298
Common Stocks - continued
	Shares	Value
Qatar - 1.1%
Qatar National Bank SAQ	43,030	$ 1,645,039
Russia - 31.6%
Comstar United TeleSystems OJSC GDR (Reg. S)	555,000	3,628,675
Interregional Distribution Grid Companies Holding JSC (a)	3,800,000	598,500
Lukoil Oil Co. sponsored ADR	114,895	6,462,742
Mechel Steel Group OAO sponsored ADR	18,800	483,160
Mosenergo AO (a)	5,437,700	706,901
Novolipetsk Steel Ojsc (a)	32,500	1,170,452
Novorossiysk Commercial Sea Port JSC (a)	3,900,000	780,000
OAO Gazprom (a)	1,748,200	10,349,344
OAO NOVATEK	57,200	374,660
OAO NOVATEK GDR	27,900	2,090,331
OGK-2 JSC (a)	6,000,000	372,000
OGK-4 OJSC (a)	8,218,600	659,954
OJSC MMC Norilsk Nickel (a)	7,000	1,357,525
OJSC MMC Norilsk Nickel ADR (a)	72,300	1,364,641
OJSC Oil Co. Rosneft (a)	41,800	345,268
OJSC Oil Company Rosneft GDR (Reg. S)	288,800	2,311,240
Pharmstandard OJSC unit (a)	16,000	447,525
PIK Group GDR (Reg. S) unit (a)	63,000	328,627
Polymetal JSC (a)	88,800	919,080
Polymetal JSC GDR (Reg. S) (a)	145,350	1,514,448
Sberbank (Savings Bank of the Russian Federation)	1,920,800	5,186,160
Sibirtelecom OJSC	4,598,400	296,597
Sistema JSFC sponsored GDR (a)	22,700	603,713
Surgutneftegaz JSC sponsored ADR	80,000	757,147
TGK-1 OAO (a)	465,457,800	400,294
Uralkali JSC GDR (Reg. S) (a)	24,800	528,227
VolgaTelecom sponsored ADR	25,400	176,095
VTB Bank JSC unit	66,900	356,769
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	15,900	345,825
TOTAL RUSSIA		44,915,900
South Africa - 37.2%
Africa Cellular Towers Ltd. (a)	5,335,800	418,976
African Bank Investments Ltd.	133,200	641,070
African Rainbow Minerals Ltd.	53,500	1,446,778
AngloGold Ashanti Ltd.	17,900	754,846
Aspen Pharmacare Holdings Ltd. (a)	168,600	1,905,923
Aveng Ltd.	80,700	406,423
Barnard Jacobs Mellet Holdings Ltd.	400,000	205,781
Bidvest Group Ltd.	78,300	1,462,858
Common Stocks - continued
	Shares	Value
South Africa - continued
Cashbuild Ltd.	144,900	$ 1,445,763
Clicks Group Ltd.	819,959	3,435,691
DRDGOLD Ltd.	1,094,854	570,661
Exxaro Resources Ltd.	185,700	3,104,847
FirstRand Ltd.	1,377,900	3,811,074
Harmony Gold Mining Co. Ltd.	226,600	2,208,803
Illovo Sugar Ltd.	158,603	629,130
Impala Platinum Holdings Ltd.	48,200	1,375,558
JSE Ltd.	20,000	195,817
Lewis Group Ltd.	55,000	458,675
MTN Group Ltd.	303,450	4,491,052
Mvelaphanda Resources Ltd. (a)	175,000	1,215,393
Naspers Ltd. Class N	33,400	1,356,529
Northam Platinum Ltd.	122,100	871,966
Paracon Holdings Ltd.	2,884,628	640,464
Raubex Group Ltd.	489,700	1,538,082
Sanlam Ltd.	511,400	1,679,627
Sasol Ltd.	97,800	3,985,352
Shoprite Holdings Ltd.	363,000	3,882,353
Standard Bank Group Ltd.	375,163	5,825,146
Tiger Brands Ltd.	47,800	1,222,034
Woolworths Holdings Ltd.	531,005	1,685,787
TOTAL SOUTH AFRICA		52,872,459
Turkey - 3.5%
Koc Holding AS	276,000	1,065,959
Tupras-Turkiye Petrol Rafinerileri AS	26,000	580,669
Turkiye Garanti Bankasi AS	520,000	2,532,241
Turkiye Halk Bankasi AS	100,000	792,585
TOTAL TURKEY		4,971,454
United Arab Emirates - 0.7%
National Bank of Abu Dhabi PJSC (a)	305,326	997,512
United Kingdom - 1.1%
BHP Billiton PLC	10,300	319,884
Eurasian Natural Resources Corp. PLC	41,000	760,047
Hikma Pharmaceuticals PLC	51,607	493,217
TOTAL UNITED KINGDOM		1,573,148
Common Stocks - continued
	Shares	Value
Zambia - 0.5%
Celtel Zambia Ltd.	3,109,948	$ 416,627
Zambeef Products PLC (a)	286,637	241,887
TOTAL ZAMBIA		658,514
TOTAL COMMON STOCKS (Cost $125,397,026)		140,587,901
Government Obligations - 0.5%
Principal Amount
Ghana - 0.5%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	691,221
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $1,069,297)	1,069,297	1,069,297
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $127,138,651)		142,348,419
NET OTHER ASSETS - (0.2)%		(265,559)
NET ASSETS - 100%		$ 142,082,860
Currency Abbreviations
GHS	-	GHANA CEDI
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,391
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 52,872,459	$ 50,663,656	$ 2,208,803	$ -
Russia	44,915,900	23,351,363	21,564,537	-
Israel	20,485,095	20,485,095	-	-
Turkey	4,971,454	4,971,454	-	-
Nigeria	3,970,818	1,760,997	2,209,821	-
Poland	2,400,298	2,400,298	-	-
Qatar	1,645,039	1,645,039	-	-
Morocco	1,590,450	-	1,590,450	-
Kenya	1,577,129	1,577,129	-	-
Zambia	658,514	416,627	-	241,887
Other	5,500,745	3,331,119	2,169,626	-
Government Obligations	691,221	-	691,221	-
Money Market Funds	1,069,297	1,069,297	-	-
Total Investments in Securities:	$ 142,348,419	$ 111,672,074	$ 30,434,458	$ 241,887
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,616)
Cost of Purchases	9,217
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	238,286
Transfers out of Level 3	-
Ending Balance	$ 241,887
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (5,616)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $10,577,811 of which $9,997,975 and $579,836 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $126,069,354)	$ 141,279,122
Fidelity Central Funds (cost $1,069,297)	1,069,297
Total Investments (cost $127,138,651)		$ 142,348,419
Foreign currency held at value (cost $146,078)		146,078
Receivable for investments sold		1,522,066
Receivable for fund shares sold		454,144
Dividends receivable		608,017
Interest receivable		12,701
Distributions receivable from Fidelity Central Funds		398
Prepaid expenses		179
Receivable from investment adviser for expense reductions		57,144
Other receivables		40,586
Total assets		145,189,732

Liabilities
Payable for investments purchased	$ 744,913
Payable for fund shares redeemed	2,150,556
Accrued management fee	98,063
Distribution fees payable	6,198
Other affiliated payables	39,539
Other payables and accrued expenses	67,603
Total liabilities		3,106,872

Net Assets		$ 142,082,860
Net Assets consist of:
Paid in capital		$ 144,328,194
Undistributed net investment income		572,643
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,027,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,209,548
Net Assets		$ 142,082,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,299,774 ÷ 783,327 shares)	$ 8.04

Maximum offering price per share (100/94.25 of $8.04)	$ 8.53
Class T: Net Asset Value and redemption price per share ($2,649,646 ÷ 329,640 shares)	$ 8.04

Maximum offering price per share (100/96.50 of $8.04)	$ 8.33
Class B: Net Asset Value and offering price per share ($897,766 ÷ 111,807 shares)A	$ 8.03

Class C: Net Asset Value and offering price per share ($3,889,938 ÷ 485,644 shares)A	$ 8.01

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($122,836,675 ÷ 15,246,732 shares)	$ 8.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,509,061 ÷ 684,012 shares)	$ 8.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,586,460
Interest		12,653
Income from Fidelity Central Funds		2,391
		1,601,504
Less foreign taxes withheld		(124,311)
Total income		1,477,193

Expenses
Management fee	$ 532,032
Transfer agent fees	201,500
Distribution fees	30,749
Accounting fees and expenses	34,091
Custodian fees and expenses	124,515
Independent trustees' compensation	351
Registration fees	79,140
Audit	30,673
Legal	294
Miscellaneous	787
Total expenses before reductions	1,034,132
Expense reductions	(265,784)	768,348
Net investment income (loss)		708,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,926,926)
Foreign currency transactions	(53,637)
Total net realized gain (loss)		(5,980,563)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,055,173
Assets and liabilities in foreign currencies	(3,000)
Total change in net unrealized appreciation (depreciation)		19,052,173
Net gain (loss)		13,071,610
Net increase (decrease) in net assets resulting from operations		$ 13,780,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 708,845	$ 737,293
Net realized gain (loss)	(5,980,563)	(1,386,047)
Change in net unrealized appreciation (depreciation)	19,052,173	27,532,507
Net increase (decrease) in net assets resulting from operations	13,780,455	26,883,753
Distributions to shareholders from net investment income	(816,017)	(273,102)
Distributions to shareholders from net realized gain	(391,420)	-
Total distributions	(1,207,437)	(273,102)
Share transactions - net increase (decrease)	11,251,956	53,100,517
Redemption fees	46,720	105,938
Total increase (decrease) in net assets	23,871,694	79,817,106

Net Assets
Beginning of period	118,211,166	38,394,060
End of period (including undistributed net investment income of $572,643 and undistributed net investment income of $679,815, respectively)	$ 142,082,860	$ 118,211,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05	.04
Net realized and unrealized gain (loss)	.82	2.48	(5.31)
Total from investment operations	.85	2.53	(5.27)
Distributions from net investment income	(.04)	(.03)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07) K	(.03)	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.04	$ 7.26	$ 4.75
Total Return B, C, D	11.74%	53.78%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.87%	2.50% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.37% A	1.39%	1.23% A
Net investment income (loss)	.87% A	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,300	$ 4,817	$ 1,368
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04
Net realized and unrealized gain (loss)	.82	2.47	(5.31)
Total from investment operations	.84	2.51	(5.27)
Distributions from net investment income	(.03)	(.02)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.05) K	(.02)	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.04	$ 7.25	$ 4.75
Total Return B, C, D	11.66%	53.20%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	2.15%	2.78% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.62% A	1.64%	1.49% A
Net investment income (loss)	.63% A	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,650	$ 1,560	$ 568
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.05 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.01	.02
Net realized and unrealized gain (loss)	.81	2.48	(5.31)
Total from investment operations	.81	2.49	(5.29)
Distributions from net realized gain	(.01) K	-	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.03	$ 7.23	$ 4.73
Total Return B, C, D	11.25%	52.85%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.53% A	2.68%	3.32% A
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.12% A	2.14%	1.99% A
Net investment income (loss)	.12% A	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898	$ 782	$ 487
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.01	.02
Net realized and unrealized gain (loss)	.81	2.48	(5.31)
Total from investment operations	.81	2.49	(5.29)
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.03) K	-	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.01	$ 7.23	$ 4.73
Total Return B, C, D	11.25%	52.85%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.54% A	2.61%	3.28% A
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.12% A	2.14%	1.99% A
Net investment income (loss)	.13% A	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,890	$ 2,677	$ 741
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.03 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.05
Net realized and unrealized gain (loss)	.82	2.48	(5.31)
Total from investment operations	.86	2.55	(5.26)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.02
Net asset value, end of period	$ 8.06	$ 7.28	$ 4.76
Total Return B, C	11.87%	54.15%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.53% A	1.61%	2.19% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.12% A	1.14%	.98% A
Net investment income (loss)	1.12% A	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,837	$ 104,141	$ 32,535
Portfolio turnover rate F	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.06	.05
Net realized and unrealized gain (loss)	.81	2.49	(5.31)
Total from investment operations	.85	2.55	(5.26)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.02
Net asset value, end of period	$ 8.05	$ 7.28	$ 4.76
Total Return B, C	11.76%	54.15%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A	1.60%	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.12% A	1.14%	.98% A
Net investment income (loss)	1.12% A	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,509	$ 4,235	$ 2,695
Portfolio turnover rate F	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,886,371
Gross unrealized depreciation	(8,279,041)
Net unrealized appreciation (depreciation)	$ 14,607,330

Tax cost	$ 127,741,089

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $77,201,474 and $63,501,512, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,862	$ 194
Class T	.25%	.25%	4,238	246
Class B	.75%	.25%	4,123	3,474
Class C	.75%	.25%	15,526	7,882
			$ 30,749	$ 11,796

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,034
Class T	677
Class B*	221
Class C*	179
$ 8,111

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,377.31
Class T	2,526.30
Class B	1,311.32
Class C	5,001.32
Emerging Europe, Middle East, Africa (EMEA)	179,339.31
Institutional Class	4,946.20
	$ 201,500

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $256 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,513
Class T	1.75%	2,371
Class B	2.25%	1,171
Class C	2.25%	4,566
Emerging Europe, Middle East, Africa (EMEA)	1.25%	160,787
Institutional Class	1.25%	4,161
		$ 180,569

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $85,215 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 26,924	$ 8,761
Class T	5,586	2,185
Class C	2,308	-
Emerging Europe, Middle East, Africa (EMEA)	748,052	241,410
Institutional Class	33,147	20,746
Total	$ 816,017	$ 273,102
From net realized gain
Class A	$ 15,761	$ -
Class T	5,156	-
Class B	1,284	-
Class C	9,232	-
Emerging Europe, Middle East, Africa (EMEA)	345,255	-
Institutional Class	14,732	-
Total	$ 391,420	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	304,101	571,278	$ 2,373,449	$ 3,669,041
Reinvestment of distributions	5,604	1,833	40,683	8,321
Shares redeemed	(189,597)	(197,844)	(1,436,977)	(1,251,307)
Net increase (decrease)	120,108	375,267	$ 977,155	$ 2,426,055
Class T
Shares sold	199,406	178,308	$ 1,586,034	$ 1,129,813
Reinvestment of distributions	1,476	481	10,717	2,182
Shares redeemed	(86,293)	(83,315)	(657,033)	(541,782)
Net increase (decrease)	114,589	95,474	$ 939,718	$ 590,213
Class B
Shares sold	33,436	55,038	$ 263,194	$ 326,654
Reinvestment of distributions	173	-	1,261	-
Shares redeemed	(30,029)	(49,759)	(231,999)	(303,402)
Net increase (decrease)	3,580	5,279	$ 32,456	$ 23,252
Class C
Shares sold	201,594	342,231	$ 1,575,891	$ 2,213,144
Reinvestment of distributions	1,559	-	11,306	-
Shares redeemed	(87,944)	(128,292)	(665,538)	(825,454)
Net increase (decrease)	115,209	213,939	$ 921,659	$ 1,387,690
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	6,003,243	13,077,282	$ 46,483,921	$ 83,717,275
Reinvestment of distributions	144,800	50,835	1,051,252	230,791
Shares redeemed	(5,211,500)	(5,656,005)	(39,948,401)	(35,458,373)
Net increase (decrease)	936,543	7,472,112	$ 7,586,772	$ 48,489,693
Institutional Class
Shares sold	135,007	182,348	$ 1,043,720	$ 1,155,556
Reinvestment of distributions	825	1,053	5,986	4,781
Shares redeemed	(33,775)	(167,948)	(255,510)	(976,723)
Net increase (decrease)	102,057	15,453	$ 794,196	$ 183,614

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

AEME-USAN-0610
1.861991.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Emerging Europe,
Middle East, Africa (EMEA)
Fund - Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is a
class of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,117.40	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,116.60	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,112.50	$ 11.79
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,112.50	$ 11.79
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Emerging Europe, Middle East, Africa (EMEA)	1.25%
Actual		$ 1,000.00	$ 1,118.70	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,117.60	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
South Africa 37.2%
Russia 31.6%
Israel 14.4%
Turkey 3.5%
Nigeria 2.8%
Poland 1.7%
Qatar 1.1%
Morocco 1.1%
Kenya 1.1%
Other* 5.5%

* Includes short-term investments and net other assets.

As of October 31, 2009
South Africa 40.0%
Russia 24.6%
Israel 13.8%
Egypt 4.0%
Czech Republic 3.7%
Nigeria 3.4%
United States of America* 3.1%
Canada 1.4%
Kenya 1.3%
Other 4.7%

* Includes short-term investments and net other assets.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.9	96.9
Bonds	0.5	0.0
Short-Term Investments and Net Other Assets	0.6	3.1
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Teva Pharmaceutical Industries Ltd. (Israel, Pharmaceuticals)	9.7	8.4
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	7.3	10.3
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	4.5	4.7
Standard Bank Group Ltd. (South Africa, Commercial Banks)	4.1	0.0
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	3.7	3.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	3.2	7.7
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.8	4.7
Shoprite Holdings Ltd. (South Africa, Food & Staples Retailing)	2.7	2.8
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.7	1.9
Comstar United TeleSystems OJSC GDR (Reg. S) (Russia, Diversified Telecommunication Services)	2.6	2.2
	43.3
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	14.4
Energy	19.1	20.7
Materials	15.1	12.4
Health Care	11.7	9.2
Telecommunication Services	10.1	18.0
Consumer Discretionary	6.4	3.8
Consumer Staples	6.1	6.5
Industrials	3.6	7.8
Utilities	2.3	2.3
Information Technology	1.6	0.4

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,000	$ 423,622
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	75,000	492,740
Central European Media Enterprises Ltd. Class A (a)	13,400	455,600
TOTAL BERMUDA		948,340
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	9,550	458,607
Komercni Banka AS	5,300	1,099,516
TOTAL CZECH REPUBLIC		1,558,123
Israel - 14.4%
Bezeq Israeli Telecommunication Corp. Ltd.	753,400	1,841,061
Check Point Software Technologies Ltd. (a)	49,100	1,748,942
Mizrahi Tefahot Bank Ltd. (a)	204,800	1,826,609
Partner Communications Co. Ltd.	28,528	562,831
Partner Communications Co. Ltd. ADR	11,800	231,752
Shufersal Ltd.	73,300	435,317
Teva Pharmaceutical Industries Ltd.	198,400	11,665,573
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,000	2,173,010
TOTAL ISRAEL		20,485,095
Kenya - 1.1%
British American Tobacco Kenya Ltd.	173,000	439,223
East African Breweries Ltd.	318,995	702,450
Safaricom Ltd.	5,796,063	435,456
TOTAL KENYA		1,577,129
Morocco - 1.1%
Maroc Telecom	82,600	1,590,450
Nigeria - 2.8%
Guaranty Trust Bank PLC GDR (Reg. S)	286,571	2,209,821
Nigerian Breweries PLC	912,403	424,165
United Bank for Africa PLC	3,986,048	310,958
Zenith Bank PLC	10,031,027	1,025,874
TOTAL NIGERIA		3,970,818
Poland - 1.7%
Bank Polska Kasa Opieki SA	26,600	1,522,964
Eurocash SA	60,000	442,839
Powszechna Kasa Oszczednosci Bank SA	30,000	434,495
TOTAL POLAND		2,400,298
Common Stocks - continued
	Shares	Value
Qatar - 1.1%
Qatar National Bank SAQ	43,030	$ 1,645,039
Russia - 31.6%
Comstar United TeleSystems OJSC GDR (Reg. S)	555,000	3,628,675
Interregional Distribution Grid Companies Holding JSC (a)	3,800,000	598,500
Lukoil Oil Co. sponsored ADR	114,895	6,462,742
Mechel Steel Group OAO sponsored ADR	18,800	483,160
Mosenergo AO (a)	5,437,700	706,901
Novolipetsk Steel Ojsc (a)	32,500	1,170,452
Novorossiysk Commercial Sea Port JSC (a)	3,900,000	780,000
OAO Gazprom (a)	1,748,200	10,349,344
OAO NOVATEK	57,200	374,660
OAO NOVATEK GDR	27,900	2,090,331
OGK-2 JSC (a)	6,000,000	372,000
OGK-4 OJSC (a)	8,218,600	659,954
OJSC MMC Norilsk Nickel (a)	7,000	1,357,525
OJSC MMC Norilsk Nickel ADR (a)	72,300	1,364,641
OJSC Oil Co. Rosneft (a)	41,800	345,268
OJSC Oil Company Rosneft GDR (Reg. S)	288,800	2,311,240
Pharmstandard OJSC unit (a)	16,000	447,525
PIK Group GDR (Reg. S) unit (a)	63,000	328,627
Polymetal JSC (a)	88,800	919,080
Polymetal JSC GDR (Reg. S) (a)	145,350	1,514,448
Sberbank (Savings Bank of the Russian Federation)	1,920,800	5,186,160
Sibirtelecom OJSC	4,598,400	296,597
Sistema JSFC sponsored GDR (a)	22,700	603,713
Surgutneftegaz JSC sponsored ADR	80,000	757,147
TGK-1 OAO (a)	465,457,800	400,294
Uralkali JSC GDR (Reg. S) (a)	24,800	528,227
VolgaTelecom sponsored ADR	25,400	176,095
VTB Bank JSC unit	66,900	356,769
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	15,900	345,825
TOTAL RUSSIA		44,915,900
South Africa - 37.2%
Africa Cellular Towers Ltd. (a)	5,335,800	418,976
African Bank Investments Ltd.	133,200	641,070
African Rainbow Minerals Ltd.	53,500	1,446,778
AngloGold Ashanti Ltd.	17,900	754,846
Aspen Pharmacare Holdings Ltd. (a)	168,600	1,905,923
Aveng Ltd.	80,700	406,423
Barnard Jacobs Mellet Holdings Ltd.	400,000	205,781
Bidvest Group Ltd.	78,300	1,462,858
Common Stocks - continued
	Shares	Value
South Africa - continued
Cashbuild Ltd.	144,900	$ 1,445,763
Clicks Group Ltd.	819,959	3,435,691
DRDGOLD Ltd.	1,094,854	570,661
Exxaro Resources Ltd.	185,700	3,104,847
FirstRand Ltd.	1,377,900	3,811,074
Harmony Gold Mining Co. Ltd.	226,600	2,208,803
Illovo Sugar Ltd.	158,603	629,130
Impala Platinum Holdings Ltd.	48,200	1,375,558
JSE Ltd.	20,000	195,817
Lewis Group Ltd.	55,000	458,675
MTN Group Ltd.	303,450	4,491,052
Mvelaphanda Resources Ltd. (a)	175,000	1,215,393
Naspers Ltd. Class N	33,400	1,356,529
Northam Platinum Ltd.	122,100	871,966
Paracon Holdings Ltd.	2,884,628	640,464
Raubex Group Ltd.	489,700	1,538,082
Sanlam Ltd.	511,400	1,679,627
Sasol Ltd.	97,800	3,985,352
Shoprite Holdings Ltd.	363,000	3,882,353
Standard Bank Group Ltd.	375,163	5,825,146
Tiger Brands Ltd.	47,800	1,222,034
Woolworths Holdings Ltd.	531,005	1,685,787
TOTAL SOUTH AFRICA		52,872,459
Turkey - 3.5%
Koc Holding AS	276,000	1,065,959
Tupras-Turkiye Petrol Rafinerileri AS	26,000	580,669
Turkiye Garanti Bankasi AS	520,000	2,532,241
Turkiye Halk Bankasi AS	100,000	792,585
TOTAL TURKEY		4,971,454
United Arab Emirates - 0.7%
National Bank of Abu Dhabi PJSC (a)	305,326	997,512
United Kingdom - 1.1%
BHP Billiton PLC	10,300	319,884
Eurasian Natural Resources Corp. PLC	41,000	760,047
Hikma Pharmaceuticals PLC	51,607	493,217
TOTAL UNITED KINGDOM		1,573,148
Common Stocks - continued
	Shares	Value
Zambia - 0.5%
Celtel Zambia Ltd.	3,109,948	$ 416,627
Zambeef Products PLC (a)	286,637	241,887
TOTAL ZAMBIA		658,514
TOTAL COMMON STOCKS (Cost $125,397,026)		140,587,901
Government Obligations - 0.5%
Principal Amount
Ghana - 0.5%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	691,221
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $1,069,297)	1,069,297	1,069,297
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $127,138,651)		142,348,419
NET OTHER ASSETS - (0.2)%		(265,559)
NET ASSETS - 100%		$ 142,082,860
Currency Abbreviations
GHS	-	GHANA CEDI
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,391
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 52,872,459	$ 50,663,656	$ 2,208,803	$ -
Russia	44,915,900	23,351,363	21,564,537	-
Israel	20,485,095	20,485,095	-	-
Turkey	4,971,454	4,971,454	-	-
Nigeria	3,970,818	1,760,997	2,209,821	-
Poland	2,400,298	2,400,298	-	-
Qatar	1,645,039	1,645,039	-	-
Morocco	1,590,450	-	1,590,450	-
Kenya	1,577,129	1,577,129	-	-
Zambia	658,514	416,627	-	241,887
Other	5,500,745	3,331,119	2,169,626	-
Government Obligations	691,221	-	691,221	-
Money Market Funds	1,069,297	1,069,297	-	-
Total Investments in Securities:	$ 142,348,419	$ 111,672,074	$ 30,434,458	$ 241,887
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,616)
Cost of Purchases	9,217
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	238,286
Transfers out of Level 3	-
Ending Balance	$ 241,887
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (5,616)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $10,577,811 of which $9,997,975 and $579,836 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $126,069,354)	$ 141,279,122
Fidelity Central Funds (cost $1,069,297)	1,069,297
Total Investments (cost $127,138,651)		$ 142,348,419
Foreign currency held at value (cost $146,078)		146,078
Receivable for investments sold		1,522,066
Receivable for fund shares sold		454,144
Dividends receivable		608,017
Interest receivable		12,701
Distributions receivable from Fidelity Central Funds		398
Prepaid expenses		179
Receivable from investment adviser for expense reductions		57,144
Other receivables		40,586
Total assets		145,189,732

Liabilities
Payable for investments purchased	$ 744,913
Payable for fund shares redeemed	2,150,556
Accrued management fee	98,063
Distribution fees payable	6,198
Other affiliated payables	39,539
Other payables and accrued expenses	67,603
Total liabilities		3,106,872

Net Assets		$ 142,082,860
Net Assets consist of:
Paid in capital		$ 144,328,194
Undistributed net investment income		572,643
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,027,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,209,548
Net Assets		$ 142,082,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,299,774 ÷ 783,327 shares)	$ 8.04

Maximum offering price per share (100/94.25 of $8.04)	$ 8.53
Class T: Net Asset Value and redemption price per share ($2,649,646 ÷ 329,640 shares)	$ 8.04

Maximum offering price per share (100/96.50 of $8.04)	$ 8.33
Class B: Net Asset Value and offering price per share ($897,766 ÷ 111,807 shares)A	$ 8.03

Class C: Net Asset Value and offering price per share ($3,889,938 ÷ 485,644 shares)A	$ 8.01

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($122,836,675 ÷ 15,246,732 shares)	$ 8.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,509,061 ÷ 684,012 shares)	$ 8.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,586,460
Interest		12,653
Income from Fidelity Central Funds		2,391
		1,601,504
Less foreign taxes withheld		(124,311)
Total income		1,477,193

Expenses
Management fee	$ 532,032
Transfer agent fees	201,500
Distribution fees	30,749
Accounting fees and expenses	34,091
Custodian fees and expenses	124,515
Independent trustees' compensation	351
Registration fees	79,140
Audit	30,673
Legal	294
Miscellaneous	787
Total expenses before reductions	1,034,132
Expense reductions	(265,784)	768,348
Net investment income (loss)		708,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,926,926)
Foreign currency transactions	(53,637)
Total net realized gain (loss)		(5,980,563)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,055,173
Assets and liabilities in foreign currencies	(3,000)
Total change in net unrealized appreciation (depreciation)		19,052,173
Net gain (loss)		13,071,610
Net increase (decrease) in net assets resulting from operations		$ 13,780,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 708,845	$ 737,293
Net realized gain (loss)	(5,980,563)	(1,386,047)
Change in net unrealized appreciation (depreciation)	19,052,173	27,532,507
Net increase (decrease) in net assets resulting from operations	13,780,455	26,883,753
Distributions to shareholders from net investment income	(816,017)	(273,102)
Distributions to shareholders from net realized gain	(391,420)	-
Total distributions	(1,207,437)	(273,102)
Share transactions - net increase (decrease)	11,251,956	53,100,517
Redemption fees	46,720	105,938
Total increase (decrease) in net assets	23,871,694	79,817,106

Net Assets
Beginning of period	118,211,166	38,394,060
End of period (including undistributed net investment income of $572,643 and undistributed net investment income of $679,815, respectively)	$ 142,082,860	$ 118,211,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05	.04
Net realized and unrealized gain (loss)	.82	2.48	(5.31)
Total from investment operations	.85	2.53	(5.27)
Distributions from net investment income	(.04)	(.03)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07) K	(.03)	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.04	$ 7.26	$ 4.75
Total Return B, C, D	11.74%	53.78%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.87%	2.50% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.37% A	1.39%	1.23% A
Net investment income (loss)	.87% A	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,300	$ 4,817	$ 1,368
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04
Net realized and unrealized gain (loss)	.82	2.47	(5.31)
Total from investment operations	.84	2.51	(5.27)
Distributions from net investment income	(.03)	(.02)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.05) K	(.02)	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.04	$ 7.25	$ 4.75
Total Return B, C, D	11.66%	53.20%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	2.15%	2.78% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.62% A	1.64%	1.49% A
Net investment income (loss)	.63% A	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,650	$ 1,560	$ 568
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.05 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.01	.02
Net realized and unrealized gain (loss)	.81	2.48	(5.31)
Total from investment operations	.81	2.49	(5.29)
Distributions from net realized gain	(.01) K	-	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.03	$ 7.23	$ 4.73
Total Return B, C, D	11.25%	52.85%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.53% A	2.68%	3.32% A
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.12% A	2.14%	1.99% A
Net investment income (loss)	.12% A	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898	$ 782	$ 487
Portfolio turnover rate G	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.01	.02
Net realized and unrealized gain (loss)	.81	2.48	(5.31)
Total from investment operations	.81	2.49	(5.29)
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.03) K	-	-
Redemption fees added to paid in capital E	- J	.01	.02
Net asset value, end of period	$ 8.01	$ 7.23	$ 4.73
Total Return B, C, D	11.25%	52.85%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.54% A	2.61%	3.28% A
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.12% A	2.14%	1.99% A
Net investment income (loss)	.13% A	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,890	$ 2,677	$ 741
Portfolio turnover rate G	99% A	58%	68%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.03 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.05
Net realized and unrealized gain (loss)	.82	2.48	(5.31)
Total from investment operations	.86	2.55	(5.26)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.02
Net asset value, end of period	$ 8.06	$ 7.28	$ 4.76
Total Return B, C	11.87%	54.15%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.53% A	1.61%	2.19% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.12% A	1.14%	.98% A
Net investment income (loss)	1.12% A	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,837	$ 104,141	$ 32,535
Portfolio turnover rate F	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.06	.05
Net realized and unrealized gain (loss)	.81	2.49	(5.31)
Total from investment operations	.85	2.55	(5.26)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.02
Net asset value, end of period	$ 8.05	$ 7.28	$ 4.76
Total Return B, C	11.76%	54.15%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A	1.60%	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.12% A	1.14%	.98% A
Net investment income (loss)	1.12% A	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,509	$ 4,235	$ 2,695
Portfolio turnover rate F	99% A	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,886,371
Gross unrealized depreciation	(8,279,041)
Net unrealized appreciation (depreciation)	$ 14,607,330

Tax cost	$ 127,741,089

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $77,201,474 and $63,501,512, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,862	$ 194
Class T	.25%	.25%	4,238	246
Class B	.75%	.25%	4,123	3,474
Class C	.75%	.25%	15,526	7,882
			$ 30,749	$ 11,796

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,034
Class T	677
Class B*	221
Class C*	179
$ 8,111

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,377.31
Class T	2,526.30
Class B	1,311.32
Class C	5,001.32
Emerging Europe, Middle East, Africa (EMEA)	179,339.31
Institutional Class	4,946.20
	$ 201,500

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $256 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,513
Class T	1.75%	2,371
Class B	2.25%	1,171
Class C	2.25%	4,566
Emerging Europe, Middle East, Africa (EMEA)	1.25%	160,787
Institutional Class	1.25%	4,161
		$ 180,569

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $85,215 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 26,924	$ 8,761
Class T	5,586	2,185
Class C	2,308	-
Emerging Europe, Middle East, Africa (EMEA)	748,052	241,410
Institutional Class	33,147	20,746
Total	$ 816,017	$ 273,102
From net realized gain
Class A	$ 15,761	$ -
Class T	5,156	-
Class B	1,284	-
Class C	9,232	-
Emerging Europe, Middle East, Africa (EMEA)	345,255	-
Institutional Class	14,732	-
Total	$ 391,420	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	304,101	571,278	$ 2,373,449	$ 3,669,041
Reinvestment of distributions	5,604	1,833	40,683	8,321
Shares redeemed	(189,597)	(197,844)	(1,436,977)	(1,251,307)
Net increase (decrease)	120,108	375,267	$ 977,155	$ 2,426,055
Class T
Shares sold	199,406	178,308	$ 1,586,034	$ 1,129,813
Reinvestment of distributions	1,476	481	10,717	2,182
Shares redeemed	(86,293)	(83,315)	(657,033)	(541,782)
Net increase (decrease)	114,589	95,474	$ 939,718	$ 590,213
Class B
Shares sold	33,436	55,038	$ 263,194	$ 326,654
Reinvestment of distributions	173	-	1,261	-
Shares redeemed	(30,029)	(49,759)	(231,999)	(303,402)
Net increase (decrease)	3,580	5,279	$ 32,456	$ 23,252
Class C
Shares sold	201,594	342,231	$ 1,575,891	$ 2,213,144
Reinvestment of distributions	1,559	-	11,306	-
Shares redeemed	(87,944)	(128,292)	(665,538)	(825,454)
Net increase (decrease)	115,209	213,939	$ 921,659	$ 1,387,690
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	6,003,243	13,077,282	$ 46,483,921	$ 83,717,275
Reinvestment of distributions	144,800	50,835	1,051,252	230,791
Shares redeemed	(5,211,500)	(5,656,005)	(39,948,401)	(35,458,373)
Net increase (decrease)	936,543	7,472,112	$ 7,586,772	$ 48,489,693
Institutional Class
Shares sold	135,007	182,348	$ 1,043,720	$ 1,155,556
Reinvestment of distributions	825	1,053	5,986	4,781
Shares redeemed	(33,775)	(167,948)	(255,510)	(976,723)
Net increase (decrease)	102,057	15,453	$ 794,196	$ 183,614

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

AEMEI-USAN-0610
1.861983.101

Fidelity®
Global Commodity Stock
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.41%
Actual		$ 1,000.00	$ 1,107.80	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.68%
Actual		$ 1,000.00	$ 1,106.10	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.22%
Actual		$ 1,000.00	$ 1,104.00	$ 11.58
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Class C	2.18%
Actual		$ 1,000.00	$ 1,104.60	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Global Commodity Stock	1.16%
Actual		$ 1,000.00	$ 1,109.70	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.04	$ 5.81
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,109.80	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.7	3.4
BHP Billiton PLC	4.5	2.8
Monsanto Co.	3.8	5.2
Syngenta AG (Switzerland)	2.7	2.7
Royal Dutch Shell PLC Class A (United Kingdom)	2.6	2.6
Chevron Corp.	2.5	2.9
Rio Tinto PLC	2.3	2.5
Potash Corp. of Saskatchewan, Inc.	2.2	1.9
Vale SA (PN-A) sponsored ADR	2.1	2.2
BP PLC	1.9	2.1
	29.3
Top Industries (% of fund's net assets)
As of April 30, 2010
Oil, Gas & Consumable Fuels 32.7%
Metals & Mining 31.7%
Chemicals 17.6%
Food Products 5.7%
Paper & Forest Products 5.0%
All Others* 7.3%

As of October 31, 2009
Oil, Gas & Consumable Fuels 30.4%
Metals & Mining 27.8%
Chemicals 19.0%
Food Products 6.5%
Paper & Forest Products 4.7%
All Others* 11.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
USG Corp. (a)(d)	44,900	$ 1,059,640
CHEMICALS - 17.6%
Diversified Chemicals - 0.3%
Dow Chemical Co.	40,800	1,257,864
Fertilizers & Agricultural Chemicals - 17.1%
Agrium, Inc.	54,800	3,420,012
CF Industries Holdings, Inc.	52,572	4,398,699
China BlueChemical Ltd. (H shares)	770,000	476,075
Coromandel International Ltd.	5,016	41,115
Fertilizantes Heringer SA (a)	67,300	336,897
Incitec Pivot Ltd.	503,200	1,487,335
Israel Chemicals Ltd.	352,200	4,251,341
K&S AG	62,407	3,582,769
Monsanto Co.	237,800	14,995,668
Nufarm Ltd.	47,891	336,126
Potash Corp. of Saskatchewan, Inc.	77,400	8,548,122
Sinofert Holdings Ltd.	2,460,000	1,317,607
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,500	306,000
Syngenta AG (Switzerland)	42,282	10,713,476
Taiwan Fertilizer Co. Ltd.	352,000	1,120,555
The Mosaic Co.	117,000	5,983,380
United Phosphorous Ltd.	329,732	1,259,962
Uralkali JSC GDR (Reg. S) (a)	20,000	425,990
Yara International ASA (d)	125,200	4,344,955
		67,346,084
Specialty Chemicals - 0.2%
Innophos Holdings, Inc.	16,400	467,236
Johnson Matthey PLC	2,050	54,512
		521,748
TOTAL CHEMICALS		69,125,696
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Fluor Corp.	6,500	343,460
Granite Construction, Inc.	9,800	329,378
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	6,800	$ 327,896
KBR, Inc.	3,400	75,072
		1,075,806
CONSTRUCTION MATERIALS - 0.8%
Construction Materials - 0.8%
Cemex SA de CV sponsored ADR	55,200	655,776
HeidelbergCement AG	34,212	2,119,807
Martin Marietta Materials, Inc. (d)	2,400	230,112
Vulcan Materials Co.	4,600	263,488
		3,269,183
CONTAINERS & PACKAGING - 0.0%
Paper Packaging - 0.0%
Boise, Inc. (a)	14,000	96,460
ENERGY EQUIPMENT & SERVICES - 2.9%
Oil & Gas Drilling - 0.8%
Ensco International Ltd. ADR	27,400	1,292,732
Helmerich & Payne, Inc.	3,600	146,232
Nabors Industries Ltd. (a)	15,100	325,707
Patterson-UTI Energy, Inc.	13,500	206,415
Transocean Ltd. (a)	5,000	362,250
Vantage Drilling Co. (a)	467,300	841,140
		3,174,476
Oil & Gas Equipment & Services - 2.1%
Acergy SA	4,100	78,115
Aker Solutions ASA	9,600	160,460
Baker Hughes, Inc.	23,580	1,173,341
Fugro NV (Certificaten Van Aandelen) unit	2,400	156,242
Halliburton Co.	21,000	643,650
Helix Energy Solutions Group, Inc. (a)	47,000	685,260
ION Geophysical Corp. (a)	119,600	718,796
National Oilwell Varco, Inc.	18,900	832,167
Petroleum Geo-Services ASA (a)	84,000	1,156,219
Saipem SpA	29,278	1,093,404
Schlumberger Ltd.	13,500	964,170
Smith International, Inc.	1,700	81,192
Technip SA	4,900	391,853
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Weatherford International Ltd. (a)	1,300	$ 23,543
Wellstream Holdings PLC	31,400	286,694
		8,445,106
TOTAL ENERGY EQUIPMENT & SERVICES		11,619,582
FOOD PRODUCTS - 5.7%
Agricultural Products - 5.2%
Archer Daniels Midland Co.	261,000	7,292,340
Bunge Ltd.	105,700	5,596,815
China Agri-Industries Holding Ltd.	508,000	665,549
China Green (Holdings) Ltd.	120,000	139,872
Golden Agri-Resources Ltd.	2,650,000	1,119,423
IOI Corp. Bhd	520,606	883,373
Origin Agritech Ltd. (a)	40,410	353,992
PPB Group Bhd	47,200	262,557
Viterra, Inc. (a)	138,100	1,168,727
Wilmar International Ltd.	552,000	2,771,618
		20,254,266
Packaged Foods & Meats - 0.5%
China Yurun Food Group Ltd.	76,000	230,460
Cosan Ltd. Class A (a)	63,100	670,122
MHP SA GDR (Reg. S) (a)	51,400	784,623
Tingyi (Cayman Island) Holding Corp.	162,000	402,446
		2,087,651
TOTAL FOOD PRODUCTS		22,341,917
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Keppel Corp. Ltd.	33,000	234,151
SembCorp Industries Ltd.	179,000	544,447
		778,598
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.2%
Jain Irrigation Systems Ltd.	31,620	774,957
Lindsay Corp.	700	26,621
		801,578
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 0.3%
Duoyuan Global Water, Inc. ADR (d)	46,000	$ 1,227,280
Vallourec SA	400	79,682
		1,306,962
TOTAL MACHINERY		2,108,540
METALS & MINING - 31.7%
Aluminum - 0.2%
Alcoa, Inc.	62,800	844,032
Norsk Hydro ASA	12,320	96,457
		940,489
Diversified Metals & Mining - 15.6%
African Rainbow Minerals Ltd.	42,000	1,135,788
Anglo American PLC (United Kingdom) (a)	174,551	7,413,208
Antofagasta PLC	17,000	257,717
BHP Billiton PLC	581,600	17,754,144
Compass Minerals International, Inc.	900	67,779
Eramet SA	1,022	368,855
Eurasian Natural Resources Corp. PLC	41,800	774,877
First Quantum Minerals Ltd.	13,800	1,058,426
Freeport-McMoRan Copper & Gold, Inc.	44,000	3,323,320
Grupo Mexico SA de CV Series B	87,182	229,134
HudBay Minerals, Inc. (a)	41,300	525,090
Ivanhoe Mines Ltd. (a)	14,900	237,092
Jiangxi Copper Co. Ltd. (H Shares)	76,000	159,407
Kalahari Minerals PLC (a)	20,000	55,315
Kazakhmys PLC	22,600	478,734
Mitsubishi Materials Corp. (a)	250,000	749,374
New World Resources BV	7,400	104,428
Noront Resources Ltd. (a)	85,000	119,612
OJSC MMC Norilsk Nickel sponsored ADR (a)	79,500	1,526,400
Rio Tinto PLC	174,587	8,879,510
Sterlite Industries (India) Ltd.	43,372	798,669
Sumitomo Metal Mining Co. Ltd.	42,000	621,403
Teck Resources Ltd. Class B (sub. vtg.)	47,400	1,862,043
Thompson Creek Metals Co., Inc. (a)	3,500	44,809
Vale SA (PN-A) sponsored ADR	311,000	8,369,010
Vedanta Resources PLC	30,400	1,161,925
Xstrata PLC	190,691	3,127,658
		61,203,727
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - 8.0%
Agnico-Eagle Mines Ltd.:
(Canada)	16,800	$ 1,065,168
(United States)	100	6,316
Andean Resources Ltd. (a)	53,697	156,726
AngloGold Ashanti Ltd. sponsored ADR	102,400	4,286,464
Barrick Gold Corp.	107,300	4,677,613
Eldorado Gold Corp. (a)	47,153	723,860
Franco-Nevada Corp.	9,800	282,370
Gold Fields Ltd. sponsored ADR	74,200	997,248
Goldcorp, Inc.	103,000	4,450,630
Harmony Gold Mining Co. Ltd. sponsored ADR	71,700	700,509
IAMGOLD Corp.	53,900	964,281
Kinross Gold Corp.	81,000	1,546,349
Newcrest Mining Ltd.	83,809	2,529,148
Newmont Mining Corp.	58,400	3,275,072
Polyus Gold OJSC sponsored ADR	12,000	300,120
Randgold Resources Ltd. sponsored ADR	38,500	3,243,240
Royal Gold, Inc.	3,300	168,894
Seabridge Gold, Inc. (a)	16,300	553,222
Ventana Gold Corp. (a)	35,500	345,847
Yamana Gold, Inc.	78,100	852,321
Zhaojin Mining Industry Co. Ltd. (H Shares)	40,000	76,915
Zijin Mining Group Co. Ltd. (H Shares)	82,000	63,902
		31,266,215
Precious Metals & Minerals - 1.1%
Anglo Platinum Ltd. (a)	2,700	295,931
Compania de Minas Buenaventura SA sponsored ADR	9,400	309,166
Impala Platinum Holdings Ltd.	22,700	647,825
Lonmin PLC (a)	5,122	147,959
Mvelaphanda Resources Ltd. (a)	18,573	128,991
Northam Platinum Ltd.	20,900	149,255
Pan American Silver Corp.	45,400	1,202,192
Polymetal JSC GDR (Reg. S) (a)	15,700	163,583
Silver Standard Resources, Inc. (a)	23,800	488,138
Silver Wheaton Corp. (a)	43,800	860,311
		4,393,351
Steel - 6.8%
Acerinox SA	4,400	87,604
Allegheny Technologies, Inc.	1,800	96,246
Angang Steel Co. Ltd. (H Shares)	14,000	21,595
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
ArcelorMittal SA (NY Shares) Class A (a)(d)	101,700	$ 3,949,011
Atlas Iron Ltd. (a)(d)	36,000	82,331
BlueScope Steel Ltd.	489,649	1,174,538
Carpenter Technology Corp.	4,400	172,788
China Steel Corp.	256,739	273,307
Cliffs Natural Resources, Inc.	3,400	212,602
Commercial Metals Co.	68,200	1,014,816
Companhia Siderurgica Nacional SA (CSN)	5,300	99,111
Fortescue Metals Group Ltd. (a)	76,598	318,687
Gerdau SA sponsored ADR	26,300	431,320
Hyundai Steel Co.	1,010	82,353
JFE Holdings, Inc.	94,600	3,373,794
Jindal Steel & Power Ltd.	86,271	1,438,204
JSW Steel Ltd.	14,131	387,375
Kobe Steel Ltd.	265,000	591,486
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	854,000	447,984
Maruichi Steel Tube Ltd.	13,000	251,059
Mechel Steel Group OAO sponsored ADR	3,000	77,100
Nippon Steel Corp.	742,000	2,632,652
Nisshin Steel Co. Ltd.	14,000	29,958
Novolipetsk Steel Ojsc (a)	4,500	162,063
Nucor Corp.	27,700	1,255,364
OneSteel Ltd.	141,893	456,235
POSCO	6,262	2,807,710
Salzgitter AG	1,284	104,336
SSAB Svenskt Stal AB (B Shares)	7,800	121,227
Steel Dynamics, Inc.	4,700	73,837
Sumitomo Metal Industries Ltd.	727,000	1,973,475
Tata Steel Ltd.	30,647	423,648
Ternium SA sponsored ADR (a)	1,700	62,798
Thyssenkrupp AG	7,700	251,175
Tokyo Steel Manufacturing Co. Ltd.	6,500	87,815
United States Steel Corp.	9,300	508,338
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,600	117,677
Voestalpine AG	13,700	509,652
Yamato Kogyo Co. Ltd.	21,800	696,031
		26,857,302
TOTAL METALS & MINING		124,661,084
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 32.7%
Coal & Consumable Fuels - 2.2%
Alpha Natural Resources, Inc. (a)	27,705	$ 1,304,351
Arch Coal, Inc.	24,000	648,000
Banpu PCL (For. Reg.)	4,300	84,385
Cameco Corp.	3,300	81,315
Centennial Coal Co. Ltd.	359,676	1,399,355
China Coal Energy Co. Ltd. (H Shares)	52,000	78,468
China Shenhua Energy Co. Ltd. (H Shares)	36,000	154,479
Cloud Peak Energy, Inc.	27,800	444,800
CONSOL Energy, Inc.	26,100	1,166,148
Massey Energy Co.	34,100	1,249,083
Paladin Energy Ltd. (a)	157,511	573,436
Peabody Energy Corp.	24,000	1,121,280
PT Bumi Resources Tbk	1,368,500	351,270
		8,656,370
Integrated Oil & Gas - 22.4%
BG Group PLC	256,321	4,331,928
BP PLC	851,800	7,428,336
Cenovus Energy, Inc.	7,000	205,757
Chevron Corp.	122,800	10,000,832
China Petroleum & Chemical Corp. (H Shares)	773,000	619,787
ConocoPhillips	38,600	2,284,734
ENI SpA	104,727	2,340,841
Exxon Mobil Corp.	270,300	18,339,858
Galp Energia SGPS SA Class B	13,781	220,966
Hess Corp.	1,600	101,680
Imperial Oil Ltd.	11,600	486,853
InterOil Corp. (a)(d)	4,300	288,401
Lukoil Oil Co. sponsored ADR	27,600	1,584,240
Marathon Oil Corp.	139,900	4,497,785
OAO Gazprom sponsored ADR	111,100	2,579,742
Occidental Petroleum Corp.	69,700	6,179,602
OJSC Oil Company Rosneft GDR (Reg. S)	21,800	174,463
Origin Energy Ltd.	65,234	980,842
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	129,900	4,928,406
PTT PCL (For. Reg.)	20,600	162,395
Repsol YPF SA	7,040	165,316
Royal Dutch Shell PLC Class A (United Kingdom)	329,950	10,275,523
Sasol Ltd.	11,700	476,775
StatoilHydro ASA	18,100	437,712
Suncor Energy, Inc.	111,232	3,803,692
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Surgutneftegaz JSC sponsored ADR	3,930	$ 37,335
Total SA	95,735	5,209,271
		88,143,072
Oil & Gas Exploration & Production - 7.2%
Anadarko Petroleum Corp.	29,800	1,852,368
Apache Corp.	11,000	1,119,360
Berry Petroleum Co. Class A	36,300	1,175,031
Bonavista Energy Trust	3,000	72,889
Cabot Oil & Gas Corp.	13,200	476,916
Cairn Energy PLC (a)	92,104	562,018
Canadian Natural Resources Ltd.	8,100	623,561
Chesapeake Energy Corp.	42,500	1,011,500
CNOOC Ltd. sponsored ADR (d)	8,200	1,442,544
CNPC (Hong Kong) Ltd.	20,000	26,507
Denbury Resources, Inc. (a)	60,600	1,160,490
Devon Energy Corp.	11,400	767,562
EnCana Corp.	6,200	204,999
EOG Resources, Inc.	8,100	908,172
EXCO Resources, Inc.	18,100	335,755
Falkland Oil & Gas Ltd. (a)	26,700	58,832
Heritage Oil PLC (a)	76,400	531,783
Inpex Corp.	4	28,150
Japan Petroleum Exploration Co. Ltd.	12,100	622,197
Nexen, Inc.	4,500	109,378
Niko Resources Ltd.	3,600	394,470
Noble Energy, Inc.	2,200	168,080
Northern Oil & Gas, Inc. (a)	52,400	852,024
OAO NOVATEK GDR	2,300	172,321
Oil & Natural Gas Corp. Ltd.	14,333	339,158
OPTI Canada, Inc. (a)	192,200	433,121
Pacific Rubiales Energy Corp. (a)	6,300	141,970
Painted Pony Petroleum Ltd. Class A (a)	27,400	184,698
PetroBakken Energy Ltd. (a)(e)	6,100	165,616
PetroBakken Energy Ltd. Class A (d)	46,248	1,255,641
Petrobank Energy & Resources Ltd. (a)	19,300	972,977
Petrohawk Energy Corp. (a)	88,300	1,906,397
Pioneer Natural Resources Co.	1,200	76,956
Plains Exploration & Production Co. (a)	39,900	1,169,469
Progress Energy Resources Corp.	10,100	120,957
Range Resources Corp.	9,200	439,392
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Santos Ltd.	24,631	$ 312,407
Southwestern Energy Co. (a)	35,600	1,412,608
Talisman Energy, Inc.	120,200	2,045,127
Tullow Oil PLC	20,800	362,214
Ultra Petroleum Corp. (a)	16,100	769,097
Whiting Petroleum Corp. (a)	900	81,297
XTO Energy, Inc.	28,500	1,354,320
		28,220,329
Oil & Gas Refining & Marketing - 0.9%
Frontier Oil Corp.	75,600	1,149,120
Holly Corp.	12,600	340,200
JX Holdings, Inc. (a)	168,070	937,599
Neste Oil Oyj	3,800	61,523
Reliance Industries Ltd.	46,840	1,085,246
		3,573,688
TOTAL OIL, GAS & CONSUMABLE FUELS		128,593,459
PAPER & FOREST PRODUCTS - 5.0%
Forest Products - 2.1%
Louisiana-Pacific Corp. (a)	86,100	1,012,536
Sino-Forest Corp. (a)	64,200	1,140,968
Weyerhaeuser Co.	121,000	5,991,920
		8,145,424
Paper Products - 2.9%
Domtar Corp. (a)	1,300	92,092
Fibria Celulose SA sponsored ADR (a)(d)	45,189	897,002
International Paper Co.	63,800	1,706,012
MeadWestvaco Corp.	10,500	285,285
Nine Dragons Paper (Holdings) Ltd.	702,000	1,184,189
Nippon Paper Group, Inc.	17,500	491,506
Oji Paper Co. Ltd.	411,000	1,936,306
Sappi Ltd. (a)	86,209	365,191
Stora Enso Oyj (R Shares)	89,200	744,807
Suzano Bahia Sul Papel e Celulose SA	4,900	62,506
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Svenska Cellulosa AB (SCA) (B Shares) (d)	106,000	$ 1,381,419
UPM-Kymmene Corp.	157,800	2,264,821
		11,411,136
TOTAL PAPER & FOREST PRODUCTS		19,556,560
ROAD & RAIL - 0.5%
Railroads - 0.5%
CSX Corp.	16,800	941,640
Union Pacific Corp.	13,700	1,036,542
		1,978,182
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	10,200	239,118
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Kloeckner & Co. AG (a)	15,374	407,902
Noble Group Ltd.	552,000	1,197,226
		1,605,128
TOTAL COMMON STOCKS (Cost $366,861,982)		388,108,953
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.21% (b)	4,660,649	4,660,649
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,174,325	10,174,325
TOTAL MONEY MARKET FUNDS (Cost $14,834,974)		14,834,974
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $381,696,956)		402,943,927
NET OTHER ASSETS - (2.4)%		(9,484,135)
NET ASSETS - 100%		$ 393,459,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,616 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,278
Fidelity Securities Lending Cash Central Fund	26,615
Total	$ 34,893
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 388,108,953	$ 236,814,071	$ 151,294,882	$ -
Money Market Funds	14,834,974	14,834,974	-	-
Total Investments in Securities:	$ 402,943,927	$ 251,649,045	$ 151,294,882	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 65,806
Total Realized Gain (Loss)	69,126
Total Unrealized Gain (Loss)	(9,563)
Cost of Purchases	55,134
Proceeds of Sales	(180,503)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	34.4%
United Kingdom	16.4%
Canada	12.5%
Japan	4.0%
Brazil	3.8%
Switzerland	2.8%
Australia	2.5%
South Africa	2.4%
Bermuda	2.2%
Russia	1.8%
India	1.7%
Germany	1.6%
Norway	1.5%
France	1.5%
Luxembourg	1.2%
Israel	1.1%
Others (Individually Less Than 1%)	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,613,094) - See accompanying schedule: Unaffiliated issuers (cost $366,861,982)	$ 388,108,953
Fidelity Central Funds (cost $14,834,974)	14,834,974
Total Investments (cost $381,696,956)		$ 402,943,927
Foreign currency held at value (cost $561,965)		566,208
Receivable for investments sold		4,659,316
Receivable for fund shares sold		2,503,316
Dividends receivable		429,644
Distributions receivable from Fidelity Central Funds		8,430
Prepaid expenses		189
Other receivables		19,783
Total assets		411,130,813

Liabilities
Payable for investments purchased	$ 3,968,749
Payable for fund shares redeemed	3,015,833
Accrued management fee	235,814
Distribution fees payable	29,265
Other affiliated payables	90,853
Other payables and accrued expenses	156,182
Collateral on securities loaned, at value	10,174,325
Total liabilities		17,671,021

Net Assets		$ 393,459,792
Net Assets consist of:
Paid in capital		$ 366,497,640
Undistributed net investment income		462,832
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,349,904
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,149,416
Net Assets		$ 393,459,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,542,762 ÷ 3,041,974 shares)	$ 14.64

Maximum offering price per share (100/94.25 of $14.64)	$ 15.53
Class T: Net Asset Value and redemption price per share ($10,389,009 ÷ 710,894 shares)	$ 14.61

Maximum offering price per share (100/96.50 of $14.61)	$ 15.14
Class B: Net Asset Value and offering price per share ($5,020,664 ÷ 344,780 shares)A	$ 14.56

Class C: Net Asset Value and offering price per share ($13,174,497 ÷ 904,978 shares)A	$ 14.56

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($293,761,376 ÷ 20,016,858 shares)	$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,571,484 ÷ 1,810,630 shares)	$ 14.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,760,290
Interest		2
Income from Fidelity Central Funds		34,893
		2,795,185
Less foreign taxes withheld		(172,374)
Total income		2,622,811

Expenses
Management fee	$ 1,146,808
Transfer agent fees	395,672
Distribution fees	131,672
Accounting and security lending fees	83,974
Custodian fees and expenses	80,318
Independent trustees' compensation	780
Registration fees	147,247
Audit	28,744
Legal	387
Miscellaneous	617
Total expenses before reductions	2,016,219
Expense reductions	(31,233)	1,984,986
Net investment income (loss)		637,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,679,369
Foreign currency transactions	(48,913)
Total net realized gain (loss)		5,630,456
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $105,184)	12,706,977
Assets and liabilities in foreign currencies	10,462
Total change in net unrealized appreciation (depreciation)		12,717,439
Net gain (loss)		18,347,895
Net increase (decrease) in net assets resulting from operations		$ 18,985,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	For the period March 25, 2009 (commencement of operations) to October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 637,825	$ 14,516
Net realized gain (loss)	5,630,456	1,187,329
Change in net unrealized appreciation (depreciation)	12,717,439	8,431,977
Net increase (decrease) in net assets resulting from operations	18,985,720	9,633,822
Distributions to shareholders from net investment income	(188,424)	-
Distributions to shareholders from net realized gain	(1,358,291)	-
Total distributions	(1,546,715)	-
Share transactions - net increase (decrease)	178,847,180	187,451,591
Redemption fees	29,890	58,304
Total increase (decrease) in net assets	196,316,075	197,143,717

Net Assets
Beginning of period	197,143,717	-
End of period (including undistributed net investment income of $462,832 and undistributed net investment income of $13,431, respectively)	$ 393,459,792	$ 197,143,717

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)
Net realized and unrealized gain (loss)	1.41	3.29
Total from investment operations	1.43	3.28
Distributions from net investment income	- J	-
Distributions from net realized gain	(.08)	-
Total distributions	(.08)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.64	$ 13.29
Total Return B, C, D	10.78%	32.90%
Ratios to Average Net Assets F, I
Expenses before reductions	1.41% A	1.65% A
Expenses net of fee waivers, if any	1.41% A	1.50% A
Expenses net of all reductions	1.39% A	1.48% A
Net investment income (loss)	.23% A	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,543	$ 15,705
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.03)
Net realized and unrealized gain (loss)	1.41	3.29
Total from investment operations	1.41	3.26
Distributions from net investment income	-	-
Distributions from net realized gain	(.07)	-
Total distributions	(.07)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.61	$ 13.27
Total Return B, C, D	10.61%	32.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68% A	2.04% A
Expenses net of fee waivers, if any	1.68% A	1.75% A
Expenses net of all reductions	1.66% A	1.73% A
Net investment income (loss)	(.04)% A	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,389	$ 4,665
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)
Net realized and unrealized gain (loss)	1.42	3.28
Total from investment operations	1.38	3.21
Distributions from net investment income	-	-
Distributions from net realized gain	(.04)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.56	$ 13.22
Total Return B, C, D	10.40%	32.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.66% A
Expenses net of fee waivers, if any	2.22% A	2.25% A
Expenses net of all reductions	2.20% A	2.23% A
Net investment income (loss)	(.58)% A	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,021	$ 2,726
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)
Net realized and unrealized gain (loss)	1.42	3.28
Total from investment operations	1.38	3.21
Distributions from net investment income	-	-
Distributions from net realized gain	(.04)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.56	$ 13.22
Total Return B, C, D	10.46%	32.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.53% A
Expenses net of fee waivers, if any	2.18% A	2.25% A
Expenses net of all reductions	2.16% A	2.23% A
Net investment income (loss)	(.54)% A	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,174	$ 4,798
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.43	3.29
Total from investment operations	1.46	3.30
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital D	- I	.01
Net asset value, end of period	$ 14.68	$ 13.31
Total Return B, C	10.97%	33.10%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16% A	1.42% A
Expenses net of fee waivers, if any	1.16% A	1.25% A
Expenses net of all reductions	1.14% A	1.23% A
Net investment income (loss)	.48% A	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,761	$ 159,439
Portfolio turnover rate F	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.01
Net realized and unrealized gain (loss)	1.42	3.29
Total from investment operations	1.46	3.30
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital D	- I	.01
Net asset value, end of period	$ 14.68	$ 13.31
Total Return B, C	10.98%	33.10%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.36% A
Expenses net of fee waivers, if any	1.14% A	1.25% A
Expenses net of all reductions	1.12% A	1.23% A
Net investment income (loss)	.49% A	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,571	$ 9,811
Portfolio turnover rate F	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Commodity Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,758,300
Gross unrealized depreciation	(16,288,716)
Net unrealized appreciation (depreciation)	$ 20,469,584
Tax cost	$ 382,474,343

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $258,860,952 and $75,807,022, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 41,429	$ 5,486
Class T	.25%	.25%	19,970	2,980
Class B	.75%	.25%	21,988	17,961
Class C	.75%	.25%	48,285	36,858
			$ 131,672	$ 63,285

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,676
Class T	6,168
Class B*	13,634
Class C*	1,085
$ 66,563

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 40,000.24
Class T	10,435.26
Class B	6,705.30
Class C	13,023.27
Global Commodity Stock	303,279.24
Institutional Class	22,230.23
	$ 395,672

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,268 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $26,615.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31,233 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Class A	$ 7,431	$ -
Global Commodity Stock	168,020	-
Institutional Class	12,973	-
Total	$ 188,424	$ -
From net realized gain
Class A	$ 143,058	$ -
Class T	30,137	-
Class B	9,302	-
Class C	20,828	-
Global Commodity Stock	1,078,126	-
Institutional Class	76,840	-
Total	$ 1,358,291	$ -

A For the period March 25, 2009 (commencement of operations) to October 31, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	2,186,342	1,217,436	$ 32,043,200	$ 15,536,230
Reinvestment of distributions	8,310	-	119,911	-
Shares redeemed	(334,717)	(35,397)	(4,877,895)	(440,651)
Net increase (decrease)	1,859,935	1,182,039	$ 27,285,216	$ 15,095,579
Class T
Shares sold	433,239	352,496	$ 6,298,591	$ 4,355,249
Reinvestment of distributions	2,006	-	28,921	-
Shares redeemed	(76,051)	(796)	(1,109,906)	(10,905)
Net increase (decrease)	359,194	351,700	$ 5,217,606	$ 4,344,344
Class B
Shares sold	206,602	209,917	$ 3,022,429	$ 2,460,093
Reinvestment of distributions	543	-	7,824	-
Shares redeemed	(68,492)	(3,790)	(1,003,669)	(51,192)
Net increase (decrease)	138,653	206,127	$ 2,026,584	$ 2,408,901
Class C
Shares sold	631,834	368,806	$ 9,190,633	$ 4,531,477
Reinvestment of distributions	1,339	-	19,266	-
Shares redeemed	(91,007)	(5,994)	(1,337,277)	(81,571)
Net increase (decrease)	542,166	362,812	$ 7,872,622	$ 4,449,906
Global Commodity Stock
Shares sold	13,314,217	14,544,887	$ 196,582,259	$ 183,653,183
Reinvestment of distributions	81,765	-	1,181,498	-
Shares redeemed	(5,360,604)	(2,563,407)	(77,346,115)	(31,996,439)
Net increase (decrease)	8,035,378	11,981,480	$ 120,417,642	$ 151,656,744

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	1,239,168	773,649	$ 18,506,337	$ 9,932,033
Reinvestment of distributions	2,588	-	37,397	-
Shares redeemed	(168,406)	(36,369)	(2,516,224)	(435,916)
Net increase (decrease)	1,073,350	737,280	$ 16,027,510	$ 9,496,117

A For the period March 25, 2009 (commencement of operations) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GCS-USAN-0610
1.879382.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Global Commodity Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global Commodity
Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.41%
Actual		$ 1,000.00	$ 1,107.80	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.68%
Actual		$ 1,000.00	$ 1,106.10	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.22%
Actual		$ 1,000.00	$ 1,104.00	$ 11.58
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Class C	2.18%
Actual		$ 1,000.00	$ 1,104.60	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Global Commodity Stock	1.16%
Actual		$ 1,000.00	$ 1,109.70	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.04	$ 5.81
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,109.80	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.7	3.4
BHP Billiton PLC	4.5	2.8
Monsanto Co.	3.8	5.2
Syngenta AG (Switzerland)	2.7	2.7
Royal Dutch Shell PLC Class A (United Kingdom)	2.6	2.6
Chevron Corp.	2.5	2.9
Rio Tinto PLC	2.3	2.5
Potash Corp. of Saskatchewan, Inc.	2.2	1.9
Vale SA (PN-A) sponsored ADR	2.1	2.2
BP PLC	1.9	2.1
	29.3
Top Industries (% of fund's net assets)
As of April 30, 2010
Oil, Gas & Consumable Fuels 32.7%
Metals & Mining 31.7%
Chemicals 17.6%
Food Products 5.7%
Paper & Forest Products 5.0%
All Others* 7.3%

As of October 31, 2009
Oil, Gas & Consumable Fuels 30.4%
Metals & Mining 27.8%
Chemicals 19.0%
Food Products 6.5%
Paper & Forest Products 4.7%
All Others* 11.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
USG Corp. (a)(d)	44,900	$ 1,059,640
CHEMICALS - 17.6%
Diversified Chemicals - 0.3%
Dow Chemical Co.	40,800	1,257,864
Fertilizers & Agricultural Chemicals - 17.1%
Agrium, Inc.	54,800	3,420,012
CF Industries Holdings, Inc.	52,572	4,398,699
China BlueChemical Ltd. (H shares)	770,000	476,075
Coromandel International Ltd.	5,016	41,115
Fertilizantes Heringer SA (a)	67,300	336,897
Incitec Pivot Ltd.	503,200	1,487,335
Israel Chemicals Ltd.	352,200	4,251,341
K&S AG	62,407	3,582,769
Monsanto Co.	237,800	14,995,668
Nufarm Ltd.	47,891	336,126
Potash Corp. of Saskatchewan, Inc.	77,400	8,548,122
Sinofert Holdings Ltd.	2,460,000	1,317,607
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,500	306,000
Syngenta AG (Switzerland)	42,282	10,713,476
Taiwan Fertilizer Co. Ltd.	352,000	1,120,555
The Mosaic Co.	117,000	5,983,380
United Phosphorous Ltd.	329,732	1,259,962
Uralkali JSC GDR (Reg. S) (a)	20,000	425,990
Yara International ASA (d)	125,200	4,344,955
		67,346,084
Specialty Chemicals - 0.2%
Innophos Holdings, Inc.	16,400	467,236
Johnson Matthey PLC	2,050	54,512
		521,748
TOTAL CHEMICALS		69,125,696
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Fluor Corp.	6,500	343,460
Granite Construction, Inc.	9,800	329,378
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	6,800	$ 327,896
KBR, Inc.	3,400	75,072
		1,075,806
CONSTRUCTION MATERIALS - 0.8%
Construction Materials - 0.8%
Cemex SA de CV sponsored ADR	55,200	655,776
HeidelbergCement AG	34,212	2,119,807
Martin Marietta Materials, Inc. (d)	2,400	230,112
Vulcan Materials Co.	4,600	263,488
		3,269,183
CONTAINERS & PACKAGING - 0.0%
Paper Packaging - 0.0%
Boise, Inc. (a)	14,000	96,460
ENERGY EQUIPMENT & SERVICES - 2.9%
Oil & Gas Drilling - 0.8%
Ensco International Ltd. ADR	27,400	1,292,732
Helmerich & Payne, Inc.	3,600	146,232
Nabors Industries Ltd. (a)	15,100	325,707
Patterson-UTI Energy, Inc.	13,500	206,415
Transocean Ltd. (a)	5,000	362,250
Vantage Drilling Co. (a)	467,300	841,140
		3,174,476
Oil & Gas Equipment & Services - 2.1%
Acergy SA	4,100	78,115
Aker Solutions ASA	9,600	160,460
Baker Hughes, Inc.	23,580	1,173,341
Fugro NV (Certificaten Van Aandelen) unit	2,400	156,242
Halliburton Co.	21,000	643,650
Helix Energy Solutions Group, Inc. (a)	47,000	685,260
ION Geophysical Corp. (a)	119,600	718,796
National Oilwell Varco, Inc.	18,900	832,167
Petroleum Geo-Services ASA (a)	84,000	1,156,219
Saipem SpA	29,278	1,093,404
Schlumberger Ltd.	13,500	964,170
Smith International, Inc.	1,700	81,192
Technip SA	4,900	391,853
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Weatherford International Ltd. (a)	1,300	$ 23,543
Wellstream Holdings PLC	31,400	286,694
		8,445,106
TOTAL ENERGY EQUIPMENT & SERVICES		11,619,582
FOOD PRODUCTS - 5.7%
Agricultural Products - 5.2%
Archer Daniels Midland Co.	261,000	7,292,340
Bunge Ltd.	105,700	5,596,815
China Agri-Industries Holding Ltd.	508,000	665,549
China Green (Holdings) Ltd.	120,000	139,872
Golden Agri-Resources Ltd.	2,650,000	1,119,423
IOI Corp. Bhd	520,606	883,373
Origin Agritech Ltd. (a)	40,410	353,992
PPB Group Bhd	47,200	262,557
Viterra, Inc. (a)	138,100	1,168,727
Wilmar International Ltd.	552,000	2,771,618
		20,254,266
Packaged Foods & Meats - 0.5%
China Yurun Food Group Ltd.	76,000	230,460
Cosan Ltd. Class A (a)	63,100	670,122
MHP SA GDR (Reg. S) (a)	51,400	784,623
Tingyi (Cayman Island) Holding Corp.	162,000	402,446
		2,087,651
TOTAL FOOD PRODUCTS		22,341,917
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Keppel Corp. Ltd.	33,000	234,151
SembCorp Industries Ltd.	179,000	544,447
		778,598
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.2%
Jain Irrigation Systems Ltd.	31,620	774,957
Lindsay Corp.	700	26,621
		801,578
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 0.3%
Duoyuan Global Water, Inc. ADR (d)	46,000	$ 1,227,280
Vallourec SA	400	79,682
		1,306,962
TOTAL MACHINERY		2,108,540
METALS & MINING - 31.7%
Aluminum - 0.2%
Alcoa, Inc.	62,800	844,032
Norsk Hydro ASA	12,320	96,457
		940,489
Diversified Metals & Mining - 15.6%
African Rainbow Minerals Ltd.	42,000	1,135,788
Anglo American PLC (United Kingdom) (a)	174,551	7,413,208
Antofagasta PLC	17,000	257,717
BHP Billiton PLC	581,600	17,754,144
Compass Minerals International, Inc.	900	67,779
Eramet SA	1,022	368,855
Eurasian Natural Resources Corp. PLC	41,800	774,877
First Quantum Minerals Ltd.	13,800	1,058,426
Freeport-McMoRan Copper & Gold, Inc.	44,000	3,323,320
Grupo Mexico SA de CV Series B	87,182	229,134
HudBay Minerals, Inc. (a)	41,300	525,090
Ivanhoe Mines Ltd. (a)	14,900	237,092
Jiangxi Copper Co. Ltd. (H Shares)	76,000	159,407
Kalahari Minerals PLC (a)	20,000	55,315
Kazakhmys PLC	22,600	478,734
Mitsubishi Materials Corp. (a)	250,000	749,374
New World Resources BV	7,400	104,428
Noront Resources Ltd. (a)	85,000	119,612
OJSC MMC Norilsk Nickel sponsored ADR (a)	79,500	1,526,400
Rio Tinto PLC	174,587	8,879,510
Sterlite Industries (India) Ltd.	43,372	798,669
Sumitomo Metal Mining Co. Ltd.	42,000	621,403
Teck Resources Ltd. Class B (sub. vtg.)	47,400	1,862,043
Thompson Creek Metals Co., Inc. (a)	3,500	44,809
Vale SA (PN-A) sponsored ADR	311,000	8,369,010
Vedanta Resources PLC	30,400	1,161,925
Xstrata PLC	190,691	3,127,658
		61,203,727
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - 8.0%
Agnico-Eagle Mines Ltd.:
(Canada)	16,800	$ 1,065,168
(United States)	100	6,316
Andean Resources Ltd. (a)	53,697	156,726
AngloGold Ashanti Ltd. sponsored ADR	102,400	4,286,464
Barrick Gold Corp.	107,300	4,677,613
Eldorado Gold Corp. (a)	47,153	723,860
Franco-Nevada Corp.	9,800	282,370
Gold Fields Ltd. sponsored ADR	74,200	997,248
Goldcorp, Inc.	103,000	4,450,630
Harmony Gold Mining Co. Ltd. sponsored ADR	71,700	700,509
IAMGOLD Corp.	53,900	964,281
Kinross Gold Corp.	81,000	1,546,349
Newcrest Mining Ltd.	83,809	2,529,148
Newmont Mining Corp.	58,400	3,275,072
Polyus Gold OJSC sponsored ADR	12,000	300,120
Randgold Resources Ltd. sponsored ADR	38,500	3,243,240
Royal Gold, Inc.	3,300	168,894
Seabridge Gold, Inc. (a)	16,300	553,222
Ventana Gold Corp. (a)	35,500	345,847
Yamana Gold, Inc.	78,100	852,321
Zhaojin Mining Industry Co. Ltd. (H Shares)	40,000	76,915
Zijin Mining Group Co. Ltd. (H Shares)	82,000	63,902
		31,266,215
Precious Metals & Minerals - 1.1%
Anglo Platinum Ltd. (a)	2,700	295,931
Compania de Minas Buenaventura SA sponsored ADR	9,400	309,166
Impala Platinum Holdings Ltd.	22,700	647,825
Lonmin PLC (a)	5,122	147,959
Mvelaphanda Resources Ltd. (a)	18,573	128,991
Northam Platinum Ltd.	20,900	149,255
Pan American Silver Corp.	45,400	1,202,192
Polymetal JSC GDR (Reg. S) (a)	15,700	163,583
Silver Standard Resources, Inc. (a)	23,800	488,138
Silver Wheaton Corp. (a)	43,800	860,311
		4,393,351
Steel - 6.8%
Acerinox SA	4,400	87,604
Allegheny Technologies, Inc.	1,800	96,246
Angang Steel Co. Ltd. (H Shares)	14,000	21,595
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
ArcelorMittal SA (NY Shares) Class A (a)(d)	101,700	$ 3,949,011
Atlas Iron Ltd. (a)(d)	36,000	82,331
BlueScope Steel Ltd.	489,649	1,174,538
Carpenter Technology Corp.	4,400	172,788
China Steel Corp.	256,739	273,307
Cliffs Natural Resources, Inc.	3,400	212,602
Commercial Metals Co.	68,200	1,014,816
Companhia Siderurgica Nacional SA (CSN)	5,300	99,111
Fortescue Metals Group Ltd. (a)	76,598	318,687
Gerdau SA sponsored ADR	26,300	431,320
Hyundai Steel Co.	1,010	82,353
JFE Holdings, Inc.	94,600	3,373,794
Jindal Steel & Power Ltd.	86,271	1,438,204
JSW Steel Ltd.	14,131	387,375
Kobe Steel Ltd.	265,000	591,486
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	854,000	447,984
Maruichi Steel Tube Ltd.	13,000	251,059
Mechel Steel Group OAO sponsored ADR	3,000	77,100
Nippon Steel Corp.	742,000	2,632,652
Nisshin Steel Co. Ltd.	14,000	29,958
Novolipetsk Steel Ojsc (a)	4,500	162,063
Nucor Corp.	27,700	1,255,364
OneSteel Ltd.	141,893	456,235
POSCO	6,262	2,807,710
Salzgitter AG	1,284	104,336
SSAB Svenskt Stal AB (B Shares)	7,800	121,227
Steel Dynamics, Inc.	4,700	73,837
Sumitomo Metal Industries Ltd.	727,000	1,973,475
Tata Steel Ltd.	30,647	423,648
Ternium SA sponsored ADR (a)	1,700	62,798
Thyssenkrupp AG	7,700	251,175
Tokyo Steel Manufacturing Co. Ltd.	6,500	87,815
United States Steel Corp.	9,300	508,338
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,600	117,677
Voestalpine AG	13,700	509,652
Yamato Kogyo Co. Ltd.	21,800	696,031
		26,857,302
TOTAL METALS & MINING		124,661,084
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 32.7%
Coal & Consumable Fuels - 2.2%
Alpha Natural Resources, Inc. (a)	27,705	$ 1,304,351
Arch Coal, Inc.	24,000	648,000
Banpu PCL (For. Reg.)	4,300	84,385
Cameco Corp.	3,300	81,315
Centennial Coal Co. Ltd.	359,676	1,399,355
China Coal Energy Co. Ltd. (H Shares)	52,000	78,468
China Shenhua Energy Co. Ltd. (H Shares)	36,000	154,479
Cloud Peak Energy, Inc.	27,800	444,800
CONSOL Energy, Inc.	26,100	1,166,148
Massey Energy Co.	34,100	1,249,083
Paladin Energy Ltd. (a)	157,511	573,436
Peabody Energy Corp.	24,000	1,121,280
PT Bumi Resources Tbk	1,368,500	351,270
		8,656,370
Integrated Oil & Gas - 22.4%
BG Group PLC	256,321	4,331,928
BP PLC	851,800	7,428,336
Cenovus Energy, Inc.	7,000	205,757
Chevron Corp.	122,800	10,000,832
China Petroleum & Chemical Corp. (H Shares)	773,000	619,787
ConocoPhillips	38,600	2,284,734
ENI SpA	104,727	2,340,841
Exxon Mobil Corp.	270,300	18,339,858
Galp Energia SGPS SA Class B	13,781	220,966
Hess Corp.	1,600	101,680
Imperial Oil Ltd.	11,600	486,853
InterOil Corp. (a)(d)	4,300	288,401
Lukoil Oil Co. sponsored ADR	27,600	1,584,240
Marathon Oil Corp.	139,900	4,497,785
OAO Gazprom sponsored ADR	111,100	2,579,742
Occidental Petroleum Corp.	69,700	6,179,602
OJSC Oil Company Rosneft GDR (Reg. S)	21,800	174,463
Origin Energy Ltd.	65,234	980,842
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	129,900	4,928,406
PTT PCL (For. Reg.)	20,600	162,395
Repsol YPF SA	7,040	165,316
Royal Dutch Shell PLC Class A (United Kingdom)	329,950	10,275,523
Sasol Ltd.	11,700	476,775
StatoilHydro ASA	18,100	437,712
Suncor Energy, Inc.	111,232	3,803,692
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Surgutneftegaz JSC sponsored ADR	3,930	$ 37,335
Total SA	95,735	5,209,271
		88,143,072
Oil & Gas Exploration & Production - 7.2%
Anadarko Petroleum Corp.	29,800	1,852,368
Apache Corp.	11,000	1,119,360
Berry Petroleum Co. Class A	36,300	1,175,031
Bonavista Energy Trust	3,000	72,889
Cabot Oil & Gas Corp.	13,200	476,916
Cairn Energy PLC (a)	92,104	562,018
Canadian Natural Resources Ltd.	8,100	623,561
Chesapeake Energy Corp.	42,500	1,011,500
CNOOC Ltd. sponsored ADR (d)	8,200	1,442,544
CNPC (Hong Kong) Ltd.	20,000	26,507
Denbury Resources, Inc. (a)	60,600	1,160,490
Devon Energy Corp.	11,400	767,562
EnCana Corp.	6,200	204,999
EOG Resources, Inc.	8,100	908,172
EXCO Resources, Inc.	18,100	335,755
Falkland Oil & Gas Ltd. (a)	26,700	58,832
Heritage Oil PLC (a)	76,400	531,783
Inpex Corp.	4	28,150
Japan Petroleum Exploration Co. Ltd.	12,100	622,197
Nexen, Inc.	4,500	109,378
Niko Resources Ltd.	3,600	394,470
Noble Energy, Inc.	2,200	168,080
Northern Oil & Gas, Inc. (a)	52,400	852,024
OAO NOVATEK GDR	2,300	172,321
Oil & Natural Gas Corp. Ltd.	14,333	339,158
OPTI Canada, Inc. (a)	192,200	433,121
Pacific Rubiales Energy Corp. (a)	6,300	141,970
Painted Pony Petroleum Ltd. Class A (a)	27,400	184,698
PetroBakken Energy Ltd. (a)(e)	6,100	165,616
PetroBakken Energy Ltd. Class A (d)	46,248	1,255,641
Petrobank Energy & Resources Ltd. (a)	19,300	972,977
Petrohawk Energy Corp. (a)	88,300	1,906,397
Pioneer Natural Resources Co.	1,200	76,956
Plains Exploration & Production Co. (a)	39,900	1,169,469
Progress Energy Resources Corp.	10,100	120,957
Range Resources Corp.	9,200	439,392
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Santos Ltd.	24,631	$ 312,407
Southwestern Energy Co. (a)	35,600	1,412,608
Talisman Energy, Inc.	120,200	2,045,127
Tullow Oil PLC	20,800	362,214
Ultra Petroleum Corp. (a)	16,100	769,097
Whiting Petroleum Corp. (a)	900	81,297
XTO Energy, Inc.	28,500	1,354,320
		28,220,329
Oil & Gas Refining & Marketing - 0.9%
Frontier Oil Corp.	75,600	1,149,120
Holly Corp.	12,600	340,200
JX Holdings, Inc. (a)	168,070	937,599
Neste Oil Oyj	3,800	61,523
Reliance Industries Ltd.	46,840	1,085,246
		3,573,688
TOTAL OIL, GAS & CONSUMABLE FUELS		128,593,459
PAPER & FOREST PRODUCTS - 5.0%
Forest Products - 2.1%
Louisiana-Pacific Corp. (a)	86,100	1,012,536
Sino-Forest Corp. (a)	64,200	1,140,968
Weyerhaeuser Co.	121,000	5,991,920
		8,145,424
Paper Products - 2.9%
Domtar Corp. (a)	1,300	92,092
Fibria Celulose SA sponsored ADR (a)(d)	45,189	897,002
International Paper Co.	63,800	1,706,012
MeadWestvaco Corp.	10,500	285,285
Nine Dragons Paper (Holdings) Ltd.	702,000	1,184,189
Nippon Paper Group, Inc.	17,500	491,506
Oji Paper Co. Ltd.	411,000	1,936,306
Sappi Ltd. (a)	86,209	365,191
Stora Enso Oyj (R Shares)	89,200	744,807
Suzano Bahia Sul Papel e Celulose SA	4,900	62,506
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Svenska Cellulosa AB (SCA) (B Shares) (d)	106,000	$ 1,381,419
UPM-Kymmene Corp.	157,800	2,264,821
		11,411,136
TOTAL PAPER & FOREST PRODUCTS		19,556,560
ROAD & RAIL - 0.5%
Railroads - 0.5%
CSX Corp.	16,800	941,640
Union Pacific Corp.	13,700	1,036,542
		1,978,182
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	10,200	239,118
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Kloeckner & Co. AG (a)	15,374	407,902
Noble Group Ltd.	552,000	1,197,226
		1,605,128
TOTAL COMMON STOCKS (Cost $366,861,982)		388,108,953
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.21% (b)	4,660,649	4,660,649
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,174,325	10,174,325
TOTAL MONEY MARKET FUNDS (Cost $14,834,974)		14,834,974
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $381,696,956)		402,943,927
NET OTHER ASSETS - (2.4)%		(9,484,135)
NET ASSETS - 100%		$ 393,459,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,616 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,278
Fidelity Securities Lending Cash Central Fund	26,615
Total	$ 34,893
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 388,108,953	$ 236,814,071	$ 151,294,882	$ -
Money Market Funds	14,834,974	14,834,974	-	-
Total Investments in Securities:	$ 402,943,927	$ 251,649,045	$ 151,294,882	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 65,806
Total Realized Gain (Loss)	69,126
Total Unrealized Gain (Loss)	(9,563)
Cost of Purchases	55,134
Proceeds of Sales	(180,503)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	34.4%
United Kingdom	16.4%
Canada	12.5%
Japan	4.0%
Brazil	3.8%
Switzerland	2.8%
Australia	2.5%
South Africa	2.4%
Bermuda	2.2%
Russia	1.8%
India	1.7%
Germany	1.6%
Norway	1.5%
France	1.5%
Luxembourg	1.2%
Israel	1.1%
Others (Individually Less Than 1%)	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,613,094) - See accompanying schedule: Unaffiliated issuers (cost $366,861,982)	$ 388,108,953
Fidelity Central Funds (cost $14,834,974)	14,834,974
Total Investments (cost $381,696,956)		$ 402,943,927
Foreign currency held at value (cost $561,965)		566,208
Receivable for investments sold		4,659,316
Receivable for fund shares sold		2,503,316
Dividends receivable		429,644
Distributions receivable from Fidelity Central Funds		8,430
Prepaid expenses		189
Other receivables		19,783
Total assets		411,130,813

Liabilities
Payable for investments purchased	$ 3,968,749
Payable for fund shares redeemed	3,015,833
Accrued management fee	235,814
Distribution fees payable	29,265
Other affiliated payables	90,853
Other payables and accrued expenses	156,182
Collateral on securities loaned, at value	10,174,325
Total liabilities		17,671,021

Net Assets		$ 393,459,792
Net Assets consist of:
Paid in capital		$ 366,497,640
Undistributed net investment income		462,832
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,349,904
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,149,416
Net Assets		$ 393,459,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,542,762 ÷ 3,041,974 shares)	$ 14.64

Maximum offering price per share (100/94.25 of $14.64)	$ 15.53
Class T: Net Asset Value and redemption price per share ($10,389,009 ÷ 710,894 shares)	$ 14.61

Maximum offering price per share (100/96.50 of $14.61)	$ 15.14
Class B: Net Asset Value and offering price per share ($5,020,664 ÷ 344,780 shares)A	$ 14.56

Class C: Net Asset Value and offering price per share ($13,174,497 ÷ 904,978 shares)A	$ 14.56

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($293,761,376 ÷ 20,016,858 shares)	$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,571,484 ÷ 1,810,630 shares)	$ 14.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,760,290
Interest		2
Income from Fidelity Central Funds		34,893
		2,795,185
Less foreign taxes withheld		(172,374)
Total income		2,622,811

Expenses
Management fee	$ 1,146,808
Transfer agent fees	395,672
Distribution fees	131,672
Accounting and security lending fees	83,974
Custodian fees and expenses	80,318
Independent trustees' compensation	780
Registration fees	147,247
Audit	28,744
Legal	387
Miscellaneous	617
Total expenses before reductions	2,016,219
Expense reductions	(31,233)	1,984,986
Net investment income (loss)		637,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,679,369
Foreign currency transactions	(48,913)
Total net realized gain (loss)		5,630,456
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $105,184)	12,706,977
Assets and liabilities in foreign currencies	10,462
Total change in net unrealized appreciation (depreciation)		12,717,439
Net gain (loss)		18,347,895
Net increase (decrease) in net assets resulting from operations		$ 18,985,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	For the period March 25, 2009 (commencement of operations) to October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 637,825	$ 14,516
Net realized gain (loss)	5,630,456	1,187,329
Change in net unrealized appreciation (depreciation)	12,717,439	8,431,977
Net increase (decrease) in net assets resulting from operations	18,985,720	9,633,822
Distributions to shareholders from net investment income	(188,424)	-
Distributions to shareholders from net realized gain	(1,358,291)	-
Total distributions	(1,546,715)	-
Share transactions - net increase (decrease)	178,847,180	187,451,591
Redemption fees	29,890	58,304
Total increase (decrease) in net assets	196,316,075	197,143,717

Net Assets
Beginning of period	197,143,717	-
End of period (including undistributed net investment income of $462,832 and undistributed net investment income of $13,431, respectively)	$ 393,459,792	$ 197,143,717

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)
Net realized and unrealized gain (loss)	1.41	3.29
Total from investment operations	1.43	3.28
Distributions from net investment income	- J	-
Distributions from net realized gain	(.08)	-
Total distributions	(.08)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.64	$ 13.29
Total Return B, C, D	10.78%	32.90%
Ratios to Average Net Assets F, I
Expenses before reductions	1.41% A	1.65% A
Expenses net of fee waivers, if any	1.41% A	1.50% A
Expenses net of all reductions	1.39% A	1.48% A
Net investment income (loss)	.23% A	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,543	$ 15,705
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.03)
Net realized and unrealized gain (loss)	1.41	3.29
Total from investment operations	1.41	3.26
Distributions from net investment income	-	-
Distributions from net realized gain	(.07)	-
Total distributions	(.07)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.61	$ 13.27
Total Return B, C, D	10.61%	32.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68% A	2.04% A
Expenses net of fee waivers, if any	1.68% A	1.75% A
Expenses net of all reductions	1.66% A	1.73% A
Net investment income (loss)	(.04)% A	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,389	$ 4,665
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)
Net realized and unrealized gain (loss)	1.42	3.28
Total from investment operations	1.38	3.21
Distributions from net investment income	-	-
Distributions from net realized gain	(.04)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.56	$ 13.22
Total Return B, C, D	10.40%	32.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.66% A
Expenses net of fee waivers, if any	2.22% A	2.25% A
Expenses net of all reductions	2.20% A	2.23% A
Net investment income (loss)	(.58)% A	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,021	$ 2,726
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)
Net realized and unrealized gain (loss)	1.42	3.28
Total from investment operations	1.38	3.21
Distributions from net investment income	-	-
Distributions from net realized gain	(.04)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.56	$ 13.22
Total Return B, C, D	10.46%	32.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.53% A
Expenses net of fee waivers, if any	2.18% A	2.25% A
Expenses net of all reductions	2.16% A	2.23% A
Net investment income (loss)	(.54)% A	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,174	$ 4,798
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.43	3.29
Total from investment operations	1.46	3.30
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital D	- I	.01
Net asset value, end of period	$ 14.68	$ 13.31
Total Return B, C	10.97%	33.10%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16% A	1.42% A
Expenses net of fee waivers, if any	1.16% A	1.25% A
Expenses net of all reductions	1.14% A	1.23% A
Net investment income (loss)	.48% A	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,761	$ 159,439
Portfolio turnover rate F	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.01
Net realized and unrealized gain (loss)	1.42	3.29
Total from investment operations	1.46	3.30
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital D	- I	.01
Net asset value, end of period	$ 14.68	$ 13.31
Total Return B, C	10.98%	33.10%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.36% A
Expenses net of fee waivers, if any	1.14% A	1.25% A
Expenses net of all reductions	1.12% A	1.23% A
Net investment income (loss)	.49% A	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,571	$ 9,811
Portfolio turnover rate F	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Commodity Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,758,300
Gross unrealized depreciation	(16,288,716)
Net unrealized appreciation (depreciation)	$ 20,469,584
Tax cost	$ 382,474,343

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $258,860,952 and $75,807,022, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 41,429	$ 5,486
Class T	.25%	.25%	19,970	2,980
Class B	.75%	.25%	21,988	17,961
Class C	.75%	.25%	48,285	36,858
			$ 131,672	$ 63,285

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,676
Class T	6,168
Class B*	13,634
Class C*	1,085
$ 66,563

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 40,000.24
Class T	10,435.26
Class B	6,705.30
Class C	13,023.27
Global Commodity Stock	303,279.24
Institutional Class	22,230.23
	$ 395,672

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,268 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $26,615.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31,233 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Class A	$ 7,431	$ -
Global Commodity Stock	168,020	-
Institutional Class	12,973	-
Total	$ 188,424	$ -
From net realized gain
Class A	$ 143,058	$ -
Class T	30,137	-
Class B	9,302	-
Class C	20,828	-
Global Commodity Stock	1,078,126	-
Institutional Class	76,840	-
Total	$ 1,358,291	$ -

A For the period March 25, 2009 (commencement of operations) to October 31, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	2,186,342	1,217,436	$ 32,043,200	$ 15,536,230
Reinvestment of distributions	8,310	-	119,911	-
Shares redeemed	(334,717)	(35,397)	(4,877,895)	(440,651)
Net increase (decrease)	1,859,935	1,182,039	$ 27,285,216	$ 15,095,579
Class T
Shares sold	433,239	352,496	$ 6,298,591	$ 4,355,249
Reinvestment of distributions	2,006	-	28,921	-
Shares redeemed	(76,051)	(796)	(1,109,906)	(10,905)
Net increase (decrease)	359,194	351,700	$ 5,217,606	$ 4,344,344
Class B
Shares sold	206,602	209,917	$ 3,022,429	$ 2,460,093
Reinvestment of distributions	543	-	7,824	-
Shares redeemed	(68,492)	(3,790)	(1,003,669)	(51,192)
Net increase (decrease)	138,653	206,127	$ 2,026,584	$ 2,408,901
Class C
Shares sold	631,834	368,806	$ 9,190,633	$ 4,531,477
Reinvestment of distributions	1,339	-	19,266	-
Shares redeemed	(91,007)	(5,994)	(1,337,277)	(81,571)
Net increase (decrease)	542,166	362,812	$ 7,872,622	$ 4,449,906
Global Commodity Stock
Shares sold	13,314,217	14,544,887	$ 196,582,259	$ 183,653,183
Reinvestment of distributions	81,765	-	1,181,498	-
Shares redeemed	(5,360,604)	(2,563,407)	(77,346,115)	(31,996,439)
Net increase (decrease)	8,035,378	11,981,480	$ 120,417,642	$ 151,656,744

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	1,239,168	773,649	$ 18,506,337	$ 9,932,033
Reinvestment of distributions	2,588	-	37,397	-
Shares redeemed	(168,406)	(36,369)	(2,516,224)	(435,916)
Net increase (decrease)	1,073,350	737,280	$ 16,027,510	$ 9,496,117

A For the period March 25, 2009 (commencement of operations) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

AGCS-USAN-0610
1.879398.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Global Commodity Stock
Fund - Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is a
class of Fidelity® Global
Commodity Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.41%
Actual		$ 1,000.00	$ 1,107.80	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.68%
Actual		$ 1,000.00	$ 1,106.10	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.22%
Actual		$ 1,000.00	$ 1,104.00	$ 11.58
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Class C	2.18%
Actual		$ 1,000.00	$ 1,104.60	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Global Commodity Stock	1.16%
Actual		$ 1,000.00	$ 1,109.70	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.04	$ 5.81
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,109.80	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.7	3.4
BHP Billiton PLC	4.5	2.8
Monsanto Co.	3.8	5.2
Syngenta AG (Switzerland)	2.7	2.7
Royal Dutch Shell PLC Class A (United Kingdom)	2.6	2.6
Chevron Corp.	2.5	2.9
Rio Tinto PLC	2.3	2.5
Potash Corp. of Saskatchewan, Inc.	2.2	1.9
Vale SA (PN-A) sponsored ADR	2.1	2.2
BP PLC	1.9	2.1
	29.3
Top Industries (% of fund's net assets)
As of April 30, 2010
Oil, Gas & Consumable Fuels 32.7%
Metals & Mining 31.7%
Chemicals 17.6%
Food Products 5.7%
Paper & Forest Products 5.0%
All Others* 7.3%

As of October 31, 2009
Oil, Gas & Consumable Fuels 30.4%
Metals & Mining 27.8%
Chemicals 19.0%
Food Products 6.5%
Paper & Forest Products 4.7%
All Others* 11.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
USG Corp. (a)(d)	44,900	$ 1,059,640
CHEMICALS - 17.6%
Diversified Chemicals - 0.3%
Dow Chemical Co.	40,800	1,257,864
Fertilizers & Agricultural Chemicals - 17.1%
Agrium, Inc.	54,800	3,420,012
CF Industries Holdings, Inc.	52,572	4,398,699
China BlueChemical Ltd. (H shares)	770,000	476,075
Coromandel International Ltd.	5,016	41,115
Fertilizantes Heringer SA (a)	67,300	336,897
Incitec Pivot Ltd.	503,200	1,487,335
Israel Chemicals Ltd.	352,200	4,251,341
K&S AG	62,407	3,582,769
Monsanto Co.	237,800	14,995,668
Nufarm Ltd.	47,891	336,126
Potash Corp. of Saskatchewan, Inc.	77,400	8,548,122
Sinofert Holdings Ltd.	2,460,000	1,317,607
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,500	306,000
Syngenta AG (Switzerland)	42,282	10,713,476
Taiwan Fertilizer Co. Ltd.	352,000	1,120,555
The Mosaic Co.	117,000	5,983,380
United Phosphorous Ltd.	329,732	1,259,962
Uralkali JSC GDR (Reg. S) (a)	20,000	425,990
Yara International ASA (d)	125,200	4,344,955
		67,346,084
Specialty Chemicals - 0.2%
Innophos Holdings, Inc.	16,400	467,236
Johnson Matthey PLC	2,050	54,512
		521,748
TOTAL CHEMICALS		69,125,696
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Fluor Corp.	6,500	343,460
Granite Construction, Inc.	9,800	329,378
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	6,800	$ 327,896
KBR, Inc.	3,400	75,072
		1,075,806
CONSTRUCTION MATERIALS - 0.8%
Construction Materials - 0.8%
Cemex SA de CV sponsored ADR	55,200	655,776
HeidelbergCement AG	34,212	2,119,807
Martin Marietta Materials, Inc. (d)	2,400	230,112
Vulcan Materials Co.	4,600	263,488
		3,269,183
CONTAINERS & PACKAGING - 0.0%
Paper Packaging - 0.0%
Boise, Inc. (a)	14,000	96,460
ENERGY EQUIPMENT & SERVICES - 2.9%
Oil & Gas Drilling - 0.8%
Ensco International Ltd. ADR	27,400	1,292,732
Helmerich & Payne, Inc.	3,600	146,232
Nabors Industries Ltd. (a)	15,100	325,707
Patterson-UTI Energy, Inc.	13,500	206,415
Transocean Ltd. (a)	5,000	362,250
Vantage Drilling Co. (a)	467,300	841,140
		3,174,476
Oil & Gas Equipment & Services - 2.1%
Acergy SA	4,100	78,115
Aker Solutions ASA	9,600	160,460
Baker Hughes, Inc.	23,580	1,173,341
Fugro NV (Certificaten Van Aandelen) unit	2,400	156,242
Halliburton Co.	21,000	643,650
Helix Energy Solutions Group, Inc. (a)	47,000	685,260
ION Geophysical Corp. (a)	119,600	718,796
National Oilwell Varco, Inc.	18,900	832,167
Petroleum Geo-Services ASA (a)	84,000	1,156,219
Saipem SpA	29,278	1,093,404
Schlumberger Ltd.	13,500	964,170
Smith International, Inc.	1,700	81,192
Technip SA	4,900	391,853
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Weatherford International Ltd. (a)	1,300	$ 23,543
Wellstream Holdings PLC	31,400	286,694
		8,445,106
TOTAL ENERGY EQUIPMENT & SERVICES		11,619,582
FOOD PRODUCTS - 5.7%
Agricultural Products - 5.2%
Archer Daniels Midland Co.	261,000	7,292,340
Bunge Ltd.	105,700	5,596,815
China Agri-Industries Holding Ltd.	508,000	665,549
China Green (Holdings) Ltd.	120,000	139,872
Golden Agri-Resources Ltd.	2,650,000	1,119,423
IOI Corp. Bhd	520,606	883,373
Origin Agritech Ltd. (a)	40,410	353,992
PPB Group Bhd	47,200	262,557
Viterra, Inc. (a)	138,100	1,168,727
Wilmar International Ltd.	552,000	2,771,618
		20,254,266
Packaged Foods & Meats - 0.5%
China Yurun Food Group Ltd.	76,000	230,460
Cosan Ltd. Class A (a)	63,100	670,122
MHP SA GDR (Reg. S) (a)	51,400	784,623
Tingyi (Cayman Island) Holding Corp.	162,000	402,446
		2,087,651
TOTAL FOOD PRODUCTS		22,341,917
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Keppel Corp. Ltd.	33,000	234,151
SembCorp Industries Ltd.	179,000	544,447
		778,598
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.2%
Jain Irrigation Systems Ltd.	31,620	774,957
Lindsay Corp.	700	26,621
		801,578
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 0.3%
Duoyuan Global Water, Inc. ADR (d)	46,000	$ 1,227,280
Vallourec SA	400	79,682
		1,306,962
TOTAL MACHINERY		2,108,540
METALS & MINING - 31.7%
Aluminum - 0.2%
Alcoa, Inc.	62,800	844,032
Norsk Hydro ASA	12,320	96,457
		940,489
Diversified Metals & Mining - 15.6%
African Rainbow Minerals Ltd.	42,000	1,135,788
Anglo American PLC (United Kingdom) (a)	174,551	7,413,208
Antofagasta PLC	17,000	257,717
BHP Billiton PLC	581,600	17,754,144
Compass Minerals International, Inc.	900	67,779
Eramet SA	1,022	368,855
Eurasian Natural Resources Corp. PLC	41,800	774,877
First Quantum Minerals Ltd.	13,800	1,058,426
Freeport-McMoRan Copper & Gold, Inc.	44,000	3,323,320
Grupo Mexico SA de CV Series B	87,182	229,134
HudBay Minerals, Inc. (a)	41,300	525,090
Ivanhoe Mines Ltd. (a)	14,900	237,092
Jiangxi Copper Co. Ltd. (H Shares)	76,000	159,407
Kalahari Minerals PLC (a)	20,000	55,315
Kazakhmys PLC	22,600	478,734
Mitsubishi Materials Corp. (a)	250,000	749,374
New World Resources BV	7,400	104,428
Noront Resources Ltd. (a)	85,000	119,612
OJSC MMC Norilsk Nickel sponsored ADR (a)	79,500	1,526,400
Rio Tinto PLC	174,587	8,879,510
Sterlite Industries (India) Ltd.	43,372	798,669
Sumitomo Metal Mining Co. Ltd.	42,000	621,403
Teck Resources Ltd. Class B (sub. vtg.)	47,400	1,862,043
Thompson Creek Metals Co., Inc. (a)	3,500	44,809
Vale SA (PN-A) sponsored ADR	311,000	8,369,010
Vedanta Resources PLC	30,400	1,161,925
Xstrata PLC	190,691	3,127,658
		61,203,727
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - 8.0%
Agnico-Eagle Mines Ltd.:
(Canada)	16,800	$ 1,065,168
(United States)	100	6,316
Andean Resources Ltd. (a)	53,697	156,726
AngloGold Ashanti Ltd. sponsored ADR	102,400	4,286,464
Barrick Gold Corp.	107,300	4,677,613
Eldorado Gold Corp. (a)	47,153	723,860
Franco-Nevada Corp.	9,800	282,370
Gold Fields Ltd. sponsored ADR	74,200	997,248
Goldcorp, Inc.	103,000	4,450,630
Harmony Gold Mining Co. Ltd. sponsored ADR	71,700	700,509
IAMGOLD Corp.	53,900	964,281
Kinross Gold Corp.	81,000	1,546,349
Newcrest Mining Ltd.	83,809	2,529,148
Newmont Mining Corp.	58,400	3,275,072
Polyus Gold OJSC sponsored ADR	12,000	300,120
Randgold Resources Ltd. sponsored ADR	38,500	3,243,240
Royal Gold, Inc.	3,300	168,894
Seabridge Gold, Inc. (a)	16,300	553,222
Ventana Gold Corp. (a)	35,500	345,847
Yamana Gold, Inc.	78,100	852,321
Zhaojin Mining Industry Co. Ltd. (H Shares)	40,000	76,915
Zijin Mining Group Co. Ltd. (H Shares)	82,000	63,902
		31,266,215
Precious Metals & Minerals - 1.1%
Anglo Platinum Ltd. (a)	2,700	295,931
Compania de Minas Buenaventura SA sponsored ADR	9,400	309,166
Impala Platinum Holdings Ltd.	22,700	647,825
Lonmin PLC (a)	5,122	147,959
Mvelaphanda Resources Ltd. (a)	18,573	128,991
Northam Platinum Ltd.	20,900	149,255
Pan American Silver Corp.	45,400	1,202,192
Polymetal JSC GDR (Reg. S) (a)	15,700	163,583
Silver Standard Resources, Inc. (a)	23,800	488,138
Silver Wheaton Corp. (a)	43,800	860,311
		4,393,351
Steel - 6.8%
Acerinox SA	4,400	87,604
Allegheny Technologies, Inc.	1,800	96,246
Angang Steel Co. Ltd. (H Shares)	14,000	21,595
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
ArcelorMittal SA (NY Shares) Class A (a)(d)	101,700	$ 3,949,011
Atlas Iron Ltd. (a)(d)	36,000	82,331
BlueScope Steel Ltd.	489,649	1,174,538
Carpenter Technology Corp.	4,400	172,788
China Steel Corp.	256,739	273,307
Cliffs Natural Resources, Inc.	3,400	212,602
Commercial Metals Co.	68,200	1,014,816
Companhia Siderurgica Nacional SA (CSN)	5,300	99,111
Fortescue Metals Group Ltd. (a)	76,598	318,687
Gerdau SA sponsored ADR	26,300	431,320
Hyundai Steel Co.	1,010	82,353
JFE Holdings, Inc.	94,600	3,373,794
Jindal Steel & Power Ltd.	86,271	1,438,204
JSW Steel Ltd.	14,131	387,375
Kobe Steel Ltd.	265,000	591,486
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	854,000	447,984
Maruichi Steel Tube Ltd.	13,000	251,059
Mechel Steel Group OAO sponsored ADR	3,000	77,100
Nippon Steel Corp.	742,000	2,632,652
Nisshin Steel Co. Ltd.	14,000	29,958
Novolipetsk Steel Ojsc (a)	4,500	162,063
Nucor Corp.	27,700	1,255,364
OneSteel Ltd.	141,893	456,235
POSCO	6,262	2,807,710
Salzgitter AG	1,284	104,336
SSAB Svenskt Stal AB (B Shares)	7,800	121,227
Steel Dynamics, Inc.	4,700	73,837
Sumitomo Metal Industries Ltd.	727,000	1,973,475
Tata Steel Ltd.	30,647	423,648
Ternium SA sponsored ADR (a)	1,700	62,798
Thyssenkrupp AG	7,700	251,175
Tokyo Steel Manufacturing Co. Ltd.	6,500	87,815
United States Steel Corp.	9,300	508,338
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,600	117,677
Voestalpine AG	13,700	509,652
Yamato Kogyo Co. Ltd.	21,800	696,031
		26,857,302
TOTAL METALS & MINING		124,661,084
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 32.7%
Coal & Consumable Fuels - 2.2%
Alpha Natural Resources, Inc. (a)	27,705	$ 1,304,351
Arch Coal, Inc.	24,000	648,000
Banpu PCL (For. Reg.)	4,300	84,385
Cameco Corp.	3,300	81,315
Centennial Coal Co. Ltd.	359,676	1,399,355
China Coal Energy Co. Ltd. (H Shares)	52,000	78,468
China Shenhua Energy Co. Ltd. (H Shares)	36,000	154,479
Cloud Peak Energy, Inc.	27,800	444,800
CONSOL Energy, Inc.	26,100	1,166,148
Massey Energy Co.	34,100	1,249,083
Paladin Energy Ltd. (a)	157,511	573,436
Peabody Energy Corp.	24,000	1,121,280
PT Bumi Resources Tbk	1,368,500	351,270
		8,656,370
Integrated Oil & Gas - 22.4%
BG Group PLC	256,321	4,331,928
BP PLC	851,800	7,428,336
Cenovus Energy, Inc.	7,000	205,757
Chevron Corp.	122,800	10,000,832
China Petroleum & Chemical Corp. (H Shares)	773,000	619,787
ConocoPhillips	38,600	2,284,734
ENI SpA	104,727	2,340,841
Exxon Mobil Corp.	270,300	18,339,858
Galp Energia SGPS SA Class B	13,781	220,966
Hess Corp.	1,600	101,680
Imperial Oil Ltd.	11,600	486,853
InterOil Corp. (a)(d)	4,300	288,401
Lukoil Oil Co. sponsored ADR	27,600	1,584,240
Marathon Oil Corp.	139,900	4,497,785
OAO Gazprom sponsored ADR	111,100	2,579,742
Occidental Petroleum Corp.	69,700	6,179,602
OJSC Oil Company Rosneft GDR (Reg. S)	21,800	174,463
Origin Energy Ltd.	65,234	980,842
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	129,900	4,928,406
PTT PCL (For. Reg.)	20,600	162,395
Repsol YPF SA	7,040	165,316
Royal Dutch Shell PLC Class A (United Kingdom)	329,950	10,275,523
Sasol Ltd.	11,700	476,775
StatoilHydro ASA	18,100	437,712
Suncor Energy, Inc.	111,232	3,803,692
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Surgutneftegaz JSC sponsored ADR	3,930	$ 37,335
Total SA	95,735	5,209,271
		88,143,072
Oil & Gas Exploration & Production - 7.2%
Anadarko Petroleum Corp.	29,800	1,852,368
Apache Corp.	11,000	1,119,360
Berry Petroleum Co. Class A	36,300	1,175,031
Bonavista Energy Trust	3,000	72,889
Cabot Oil & Gas Corp.	13,200	476,916
Cairn Energy PLC (a)	92,104	562,018
Canadian Natural Resources Ltd.	8,100	623,561
Chesapeake Energy Corp.	42,500	1,011,500
CNOOC Ltd. sponsored ADR (d)	8,200	1,442,544
CNPC (Hong Kong) Ltd.	20,000	26,507
Denbury Resources, Inc. (a)	60,600	1,160,490
Devon Energy Corp.	11,400	767,562
EnCana Corp.	6,200	204,999
EOG Resources, Inc.	8,100	908,172
EXCO Resources, Inc.	18,100	335,755
Falkland Oil & Gas Ltd. (a)	26,700	58,832
Heritage Oil PLC (a)	76,400	531,783
Inpex Corp.	4	28,150
Japan Petroleum Exploration Co. Ltd.	12,100	622,197
Nexen, Inc.	4,500	109,378
Niko Resources Ltd.	3,600	394,470
Noble Energy, Inc.	2,200	168,080
Northern Oil & Gas, Inc. (a)	52,400	852,024
OAO NOVATEK GDR	2,300	172,321
Oil & Natural Gas Corp. Ltd.	14,333	339,158
OPTI Canada, Inc. (a)	192,200	433,121
Pacific Rubiales Energy Corp. (a)	6,300	141,970
Painted Pony Petroleum Ltd. Class A (a)	27,400	184,698
PetroBakken Energy Ltd. (a)(e)	6,100	165,616
PetroBakken Energy Ltd. Class A (d)	46,248	1,255,641
Petrobank Energy & Resources Ltd. (a)	19,300	972,977
Petrohawk Energy Corp. (a)	88,300	1,906,397
Pioneer Natural Resources Co.	1,200	76,956
Plains Exploration & Production Co. (a)	39,900	1,169,469
Progress Energy Resources Corp.	10,100	120,957
Range Resources Corp.	9,200	439,392
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Santos Ltd.	24,631	$ 312,407
Southwestern Energy Co. (a)	35,600	1,412,608
Talisman Energy, Inc.	120,200	2,045,127
Tullow Oil PLC	20,800	362,214
Ultra Petroleum Corp. (a)	16,100	769,097
Whiting Petroleum Corp. (a)	900	81,297
XTO Energy, Inc.	28,500	1,354,320
		28,220,329
Oil & Gas Refining & Marketing - 0.9%
Frontier Oil Corp.	75,600	1,149,120
Holly Corp.	12,600	340,200
JX Holdings, Inc. (a)	168,070	937,599
Neste Oil Oyj	3,800	61,523
Reliance Industries Ltd.	46,840	1,085,246
		3,573,688
TOTAL OIL, GAS & CONSUMABLE FUELS		128,593,459
PAPER & FOREST PRODUCTS - 5.0%
Forest Products - 2.1%
Louisiana-Pacific Corp. (a)	86,100	1,012,536
Sino-Forest Corp. (a)	64,200	1,140,968
Weyerhaeuser Co.	121,000	5,991,920
		8,145,424
Paper Products - 2.9%
Domtar Corp. (a)	1,300	92,092
Fibria Celulose SA sponsored ADR (a)(d)	45,189	897,002
International Paper Co.	63,800	1,706,012
MeadWestvaco Corp.	10,500	285,285
Nine Dragons Paper (Holdings) Ltd.	702,000	1,184,189
Nippon Paper Group, Inc.	17,500	491,506
Oji Paper Co. Ltd.	411,000	1,936,306
Sappi Ltd. (a)	86,209	365,191
Stora Enso Oyj (R Shares)	89,200	744,807
Suzano Bahia Sul Papel e Celulose SA	4,900	62,506
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Svenska Cellulosa AB (SCA) (B Shares) (d)	106,000	$ 1,381,419
UPM-Kymmene Corp.	157,800	2,264,821
		11,411,136
TOTAL PAPER & FOREST PRODUCTS		19,556,560
ROAD & RAIL - 0.5%
Railroads - 0.5%
CSX Corp.	16,800	941,640
Union Pacific Corp.	13,700	1,036,542
		1,978,182
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	10,200	239,118
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Kloeckner & Co. AG (a)	15,374	407,902
Noble Group Ltd.	552,000	1,197,226
		1,605,128
TOTAL COMMON STOCKS (Cost $366,861,982)		388,108,953
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.21% (b)	4,660,649	4,660,649
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,174,325	10,174,325
TOTAL MONEY MARKET FUNDS (Cost $14,834,974)		14,834,974
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $381,696,956)		402,943,927
NET OTHER ASSETS - (2.4)%		(9,484,135)
NET ASSETS - 100%		$ 393,459,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,616 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,278
Fidelity Securities Lending Cash Central Fund	26,615
Total	$ 34,893
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 388,108,953	$ 236,814,071	$ 151,294,882	$ -
Money Market Funds	14,834,974	14,834,974	-	-
Total Investments in Securities:	$ 402,943,927	$ 251,649,045	$ 151,294,882	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 65,806
Total Realized Gain (Loss)	69,126
Total Unrealized Gain (Loss)	(9,563)
Cost of Purchases	55,134
Proceeds of Sales	(180,503)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	34.4%
United Kingdom	16.4%
Canada	12.5%
Japan	4.0%
Brazil	3.8%
Switzerland	2.8%
Australia	2.5%
South Africa	2.4%
Bermuda	2.2%
Russia	1.8%
India	1.7%
Germany	1.6%
Norway	1.5%
France	1.5%
Luxembourg	1.2%
Israel	1.1%
Others (Individually Less Than 1%)	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,613,094) - See accompanying schedule: Unaffiliated issuers (cost $366,861,982)	$ 388,108,953
Fidelity Central Funds (cost $14,834,974)	14,834,974
Total Investments (cost $381,696,956)		$ 402,943,927
Foreign currency held at value (cost $561,965)		566,208
Receivable for investments sold		4,659,316
Receivable for fund shares sold		2,503,316
Dividends receivable		429,644
Distributions receivable from Fidelity Central Funds		8,430
Prepaid expenses		189
Other receivables		19,783
Total assets		411,130,813

Liabilities
Payable for investments purchased	$ 3,968,749
Payable for fund shares redeemed	3,015,833
Accrued management fee	235,814
Distribution fees payable	29,265
Other affiliated payables	90,853
Other payables and accrued expenses	156,182
Collateral on securities loaned, at value	10,174,325
Total liabilities		17,671,021

Net Assets		$ 393,459,792
Net Assets consist of:
Paid in capital		$ 366,497,640
Undistributed net investment income		462,832
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,349,904
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,149,416
Net Assets		$ 393,459,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,542,762 ÷ 3,041,974 shares)	$ 14.64

Maximum offering price per share (100/94.25 of $14.64)	$ 15.53
Class T: Net Asset Value and redemption price per share ($10,389,009 ÷ 710,894 shares)	$ 14.61

Maximum offering price per share (100/96.50 of $14.61)	$ 15.14
Class B: Net Asset Value and offering price per share ($5,020,664 ÷ 344,780 shares)A	$ 14.56

Class C: Net Asset Value and offering price per share ($13,174,497 ÷ 904,978 shares)A	$ 14.56

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($293,761,376 ÷ 20,016,858 shares)	$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,571,484 ÷ 1,810,630 shares)	$ 14.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,760,290
Interest		2
Income from Fidelity Central Funds		34,893
		2,795,185
Less foreign taxes withheld		(172,374)
Total income		2,622,811

Expenses
Management fee	$ 1,146,808
Transfer agent fees	395,672
Distribution fees	131,672
Accounting and security lending fees	83,974
Custodian fees and expenses	80,318
Independent trustees' compensation	780
Registration fees	147,247
Audit	28,744
Legal	387
Miscellaneous	617
Total expenses before reductions	2,016,219
Expense reductions	(31,233)	1,984,986
Net investment income (loss)		637,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,679,369
Foreign currency transactions	(48,913)
Total net realized gain (loss)		5,630,456
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $105,184)	12,706,977
Assets and liabilities in foreign currencies	10,462
Total change in net unrealized appreciation (depreciation)		12,717,439
Net gain (loss)		18,347,895
Net increase (decrease) in net assets resulting from operations		$ 18,985,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	For the period March 25, 2009 (commencement of operations) to October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 637,825	$ 14,516
Net realized gain (loss)	5,630,456	1,187,329
Change in net unrealized appreciation (depreciation)	12,717,439	8,431,977
Net increase (decrease) in net assets resulting from operations	18,985,720	9,633,822
Distributions to shareholders from net investment income	(188,424)	-
Distributions to shareholders from net realized gain	(1,358,291)	-
Total distributions	(1,546,715)	-
Share transactions - net increase (decrease)	178,847,180	187,451,591
Redemption fees	29,890	58,304
Total increase (decrease) in net assets	196,316,075	197,143,717

Net Assets
Beginning of period	197,143,717	-
End of period (including undistributed net investment income of $462,832 and undistributed net investment income of $13,431, respectively)	$ 393,459,792	$ 197,143,717

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)
Net realized and unrealized gain (loss)	1.41	3.29
Total from investment operations	1.43	3.28
Distributions from net investment income	- J	-
Distributions from net realized gain	(.08)	-
Total distributions	(.08)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.64	$ 13.29
Total Return B, C, D	10.78%	32.90%
Ratios to Average Net Assets F, I
Expenses before reductions	1.41% A	1.65% A
Expenses net of fee waivers, if any	1.41% A	1.50% A
Expenses net of all reductions	1.39% A	1.48% A
Net investment income (loss)	.23% A	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,543	$ 15,705
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.03)
Net realized and unrealized gain (loss)	1.41	3.29
Total from investment operations	1.41	3.26
Distributions from net investment income	-	-
Distributions from net realized gain	(.07)	-
Total distributions	(.07)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.61	$ 13.27
Total Return B, C, D	10.61%	32.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68% A	2.04% A
Expenses net of fee waivers, if any	1.68% A	1.75% A
Expenses net of all reductions	1.66% A	1.73% A
Net investment income (loss)	(.04)% A	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,389	$ 4,665
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)
Net realized and unrealized gain (loss)	1.42	3.28
Total from investment operations	1.38	3.21
Distributions from net investment income	-	-
Distributions from net realized gain	(.04)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.56	$ 13.22
Total Return B, C, D	10.40%	32.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.66% A
Expenses net of fee waivers, if any	2.22% A	2.25% A
Expenses net of all reductions	2.20% A	2.23% A
Net investment income (loss)	(.58)% A	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,021	$ 2,726
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)
Net realized and unrealized gain (loss)	1.42	3.28
Total from investment operations	1.38	3.21
Distributions from net investment income	-	-
Distributions from net realized gain	(.04)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- J	.01
Net asset value, end of period	$ 14.56	$ 13.22
Total Return B, C, D	10.46%	32.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.53% A
Expenses net of fee waivers, if any	2.18% A	2.25% A
Expenses net of all reductions	2.16% A	2.23% A
Net investment income (loss)	(.54)% A	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,174	$ 4,798
Portfolio turnover rate G	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.43	3.29
Total from investment operations	1.46	3.30
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital D	- I	.01
Net asset value, end of period	$ 14.68	$ 13.31
Total Return B, C	10.97%	33.10%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16% A	1.42% A
Expenses net of fee waivers, if any	1.16% A	1.25% A
Expenses net of all reductions	1.14% A	1.23% A
Net investment income (loss)	.48% A	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,761	$ 159,439
Portfolio turnover rate F	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.01
Net realized and unrealized gain (loss)	1.42	3.29
Total from investment operations	1.46	3.30
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital D	- I	.01
Net asset value, end of period	$ 14.68	$ 13.31
Total Return B, C	10.98%	33.10%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.36% A
Expenses net of fee waivers, if any	1.14% A	1.25% A
Expenses net of all reductions	1.12% A	1.23% A
Net investment income (loss)	.49% A	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,571	$ 9,811
Portfolio turnover rate F	49% A	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Commodity Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,758,300
Gross unrealized depreciation	(16,288,716)
Net unrealized appreciation (depreciation)	$ 20,469,584
Tax cost	$ 382,474,343

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $258,860,952 and $75,807,022, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 41,429	$ 5,486
Class T	.25%	.25%	19,970	2,980
Class B	.75%	.25%	21,988	17,961
Class C	.75%	.25%	48,285	36,858
			$ 131,672	$ 63,285

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,676
Class T	6,168
Class B*	13,634
Class C*	1,085
$ 66,563

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 40,000.24
Class T	10,435.26
Class B	6,705.30
Class C	13,023.27
Global Commodity Stock	303,279.24
Institutional Class	22,230.23
	$ 395,672

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,268 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $26,615.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31,233 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Class A	$ 7,431	$ -
Global Commodity Stock	168,020	-
Institutional Class	12,973	-
Total	$ 188,424	$ -
From net realized gain
Class A	$ 143,058	$ -
Class T	30,137	-
Class B	9,302	-
Class C	20,828	-
Global Commodity Stock	1,078,126	-
Institutional Class	76,840	-
Total	$ 1,358,291	$ -

A For the period March 25, 2009 (commencement of operations) to October 31, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	2,186,342	1,217,436	$ 32,043,200	$ 15,536,230
Reinvestment of distributions	8,310	-	119,911	-
Shares redeemed	(334,717)	(35,397)	(4,877,895)	(440,651)
Net increase (decrease)	1,859,935	1,182,039	$ 27,285,216	$ 15,095,579
Class T
Shares sold	433,239	352,496	$ 6,298,591	$ 4,355,249
Reinvestment of distributions	2,006	-	28,921	-
Shares redeemed	(76,051)	(796)	(1,109,906)	(10,905)
Net increase (decrease)	359,194	351,700	$ 5,217,606	$ 4,344,344
Class B
Shares sold	206,602	209,917	$ 3,022,429	$ 2,460,093
Reinvestment of distributions	543	-	7,824	-
Shares redeemed	(68,492)	(3,790)	(1,003,669)	(51,192)
Net increase (decrease)	138,653	206,127	$ 2,026,584	$ 2,408,901
Class C
Shares sold	631,834	368,806	$ 9,190,633	$ 4,531,477
Reinvestment of distributions	1,339	-	19,266	-
Shares redeemed	(91,007)	(5,994)	(1,337,277)	(81,571)
Net increase (decrease)	542,166	362,812	$ 7,872,622	$ 4,449,906
Global Commodity Stock
Shares sold	13,314,217	14,544,887	$ 196,582,259	$ 183,653,183
Reinvestment of distributions	81,765	-	1,181,498	-
Shares redeemed	(5,360,604)	(2,563,407)	(77,346,115)	(31,996,439)
Net increase (decrease)	8,035,378	11,981,480	$ 120,417,642	$ 151,656,744

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	1,239,168	773,649	$ 18,506,337	$ 9,932,033
Reinvestment of distributions	2,588	-	37,397	-
Shares redeemed	(168,406)	(36,369)	(2,516,224)	(435,916)
Net increase (decrease)	1,073,350	737,280	$ 16,027,510	$ 9,496,117

A For the period March 25, 2009 (commencement of operations) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

AGCSI-USAN-0610
1.879391.101

Fidelity®
International Discovery
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.34%
Actual		$ 1,000.00	$ 1,058.30	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.63%
Actual		$ 1,000.00	$ 1,056.80	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.15%
Actual		$ 1,000.00	$ 1,053.70	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.12%
Actual		$ 1,000.00	$ 1,054.00	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
International Discovery	1.07%
Actual		$ 1,000.00	$ 1,059.50	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class K	.86%
Actual		$ 1,000.00	$ 1,060.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,059.80	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 20.0%
Japan 18.7%
France 9.6%
Switzerland 7.2%
Germany 6.7%
Netherlands 3.8%
Australia 3.0%
Spain 3.0%
United States of America 2.3%
Other 25.7%
Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 21.1%
Japan 15.5%
France 9.1%
Germany 8.4%
Switzerland 7.4%
Netherlands 4.0%
Australia 3.3%
Spain 3.3%
United States of America 2.5%
Other 25.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.3
Short-Term Investments and Net Other Assets	0.7	0.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.9	2.7
Nestle SA (Switzerland, Food Products)	1.4	1.6
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.4	1.4
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.5
Sanofi-Aventis (France, Pharmaceuticals)	1.3	0.7
Novartis AG (Switzerland, Pharmaceuticals)	1.2	0.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	2.0
ORIX Corp. (Japan, Consumer Finance)	1.2	0.7
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	1.1	0.7
	14.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	25.0
Consumer Discretionary	15.7	11.6
Information Technology	11.1	12.1
Industrials	11.0	11.6
Materials	9.6	9.5
Health Care	9.1	7.6
Energy	7.8	8.9
Consumer Staples	7.8	6.1
Telecommunication Services	4.0	5.4
Utilities	1.6	1.5

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
Australia - 3.0%
Australia & New Zealand Banking Group Ltd.	2,804,947	$ 62,111
Commonwealth Bank of Australia	1,350,216	72,223
JB Hi-Fi Ltd.	1,401,880	24,947
Macquarie Group Ltd.	1,771,573	80,762
Wesfarmers Ltd.	1,132,580	30,353
Westfield Group unit	2,381,694	28,124
TOTAL AUSTRALIA		298,520
Bailiwick of Jersey - 1.3%
Experian PLC	2,838,100	26,234
Informa PLC	10,104,753	60,980
Shire PLC	2,085,900	45,943
TOTAL BAILIWICK OF JERSEY		133,157
Belgium - 1.2%
Anheuser-Busch InBev SA NV (d)	1,885,220	91,465
Delhaize Group SA	310,400	25,672
TOTAL BELGIUM		117,137
Bermuda - 1.0%
Huabao International Holdings Ltd.	37,860,000	43,757
Li & Fung Ltd.	2,966,000	14,299
Noble Group Ltd.	19,914,000	43,191
TOTAL BERMUDA		101,247
Brazil - 0.6%
Vivo Participacoes SA sponsored ADR	2,363,500	62,562
British Virgin Islands - 0.3%
Playtech Ltd. (d)	3,758,978	28,585
Canada - 1.5%
InterOil Corp. (a)(d)	247,600	16,607
Niko Resources Ltd.	498,400	54,612
Open Text Corp. (a)	972,400	41,175
Petrobank Energy & Resources Ltd. (a)	813,500	41,011
TOTAL CANADA		153,405
Cayman Islands - 1.4%
BaWang International (Group) Holding Ltd. (d)	45,097,000	33,194
Belle International Holdings Ltd.	15,991,000	21,927
Bosideng International Holdings Ltd.	73,892,000	20,434
Ctrip.com International Ltd. sponsored ADR (a)	276,600	10,101
Eurasia Drilling Co. Ltd. GDR (f)	257,900	5,312
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hengdeli Holdings Ltd.	87,816,000	$ 36,618
Peak Sport Products Co. Ltd.	9,636,000	7,342
Shenguan Holdings Group Ltd.	7,386,000	6,829
TOTAL CAYMAN ISLANDS		141,757
China - 1.2%
Baidu.com, Inc. sponsored ADR (a)	59,800	41,220
NetEase.com, Inc. sponsored ADR (a)	263,453	9,187
Tencent Holdings Ltd.	1,563,800	32,339
ZTE Corp. (H Shares) (d)	9,862,296	35,329
TOTAL CHINA		118,075
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	1,070
Denmark - 1.8%
Carlsberg AS Series B	348,600	28,176
Novo Nordisk AS Series B	1,124,086	92,494
William Demant Holding AS (a)	927,000	63,232
TOTAL DENMARK		183,902
France - 9.6%
Atos Origin SA (a)	1,240,983	62,890
AXA SA (d)	2,521,066	50,438
BNP Paribas SA	918,730	63,111
Cap Gemini SA	1,071,000	53,951
Carrefour SA	621,367	30,459
Compagnie Generale de Geophysique SA (a)	1,085,600	32,687
Credit Agricole SA	808,777	11,563
Danone (d)	636,800	37,525
Essilor International SA	411,554	25,091
Iliad Group SA (d)	509,521	50,950
LVMH Moet Hennessy - Louis Vuitton	490,711	56,478
Pernod-Ricard SA	388,925	33,094
PPR SA	649,900	87,356
Sanofi-Aventis (d)	1,829,604	124,827
Schneider Electric SA (d)	755,082	85,733
Societe Generale Series A	816,363	43,598
Total SA	1,649,639	89,763
Unibail-Rodamco	118,400	22,380
TOTAL FRANCE		961,894
Common Stocks - continued
	Shares	Value (000s)
Germany - 6.3%
BASF AG (d)	625,119	$ 36,426
Bayerische Motoren Werke AG (BMW)	1,875,773	92,279
Deutsche Bank AG	603,882	41,475
Deutsche Boerse AG	645,625	50,076
Deutsche Postbank AG (a)(d)	669,500	22,997
E.ON AG (d)	2,680,450	98,588
GEA Group AG	2,094,883	46,464
HeidelbergCement AG	1,286,567	79,717
Metro AG (d)	439,200	26,276
Munich Re Group (d)	248,025	34,899
Siemens AG	1,022,981	99,884
TOTAL GERMANY		629,081
Greece - 0.4%
Coca-Cola Hellenic Bottling Co. SA	1,086,700	29,470
EFG Eurobank Ergasias SA	629,316	5,059
National Bank of Greece SA (a)	293,424	4,718
TOTAL GREECE		39,247
Hong Kong - 1.1%
BYD Electronic International Co. Ltd. (a)	21,255,000	15,123
Henderson Land Development Co. Ltd.	3,738,000	23,560
Henderson Land Development Co. Ltd. warrants 12/31/49 (a)	747,600	426
Techtronic Industries Co. Ltd.	65,201,500	67,752
TOTAL HONG KONG		106,861
India - 0.5%
Larsen & Toubro Ltd.	436,316	15,787
Reliance Industries Ltd.	903,416	20,931
State Bank of India	217,944	11,247
TOTAL INDIA		47,965
Indonesia - 0.3%
PT XL Axiata Tbk (a)	62,298,500	25,405
Ireland - 1.2%
Bank of Ireland (a)	5,824,700	12,873
CRH PLC	1,532,507	43,830
Ingersoll-Rand Co. Ltd.	731,600	27,055
Paddy Power PLC (Ireland)	1,157,297	40,702
TOTAL IRELAND		124,460
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.8%
Israel Chemicals Ltd.	1,513,500	$ 18,269
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,060,700	62,295
TOTAL ISRAEL		80,564
Italy - 1.8%
Intesa Sanpaolo SpA	5,602,109	18,466
Mediaset SpA	5,765,000	45,657
Prysmian SpA	964,200	17,363
Saipem SpA	2,530,988	94,521
TOTAL ITALY		176,007
Japan - 18.7%
ABC-Mart, Inc.	1,256,700	44,954
Asics Corp.	2,858,000	27,415
Canon, Inc.	1,929,350	88,260
Denso Corp.	1,627,300	47,492
Don Quijote Co. Ltd.	627,600	16,904
Fast Retailing Co. Ltd.	89,100	13,502
Goldcrest Co. Ltd.	437,930	11,991
GREE, Inc.	415,700	23,058
Honda Motor Co. Ltd.	1,791,100	60,610
JFE Holdings, Inc.	783,600	27,946
JSR Corp.	2,355,500	48,098
Keyence Corp.	286,200	68,526
Konica Minolta Holdings, Inc.	2,333,000	29,512
Mazda Motor Corp.	21,208,000	62,632
Misumi Group, Inc.	825,300	16,483
Mitsubishi Corp.	2,042,800	48,392
Mitsubishi UFJ Financial Group, Inc.	20,372,800	106,169
Mitsui & Co. Ltd.	3,594,700	54,028
Mizuho Financial Group, Inc.	5,753,000	11,078
NHK Spring Co. Ltd.	1,257,000	12,165
Nichi-iko Pharmaceutical Co. Ltd.	595,800	18,763
Nintendo Co. Ltd.	88,400	29,698
Nippon Electric Glass Co. Ltd.	2,780,000	42,649
Nitori Co. Ltd.	95,350	7,481
Nomura Holdings, Inc.	4,188,300	28,952
NSK Ltd.	5,663,000	43,200
Omron Corp.	3,471,500	81,198
ORIX Corp.	1,247,770	114,907
Rakuten, Inc.	82,574	64,086
Ricoh Co. Ltd.	3,548,000	60,275
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sawai Pharmaceutical Co. Ltd. (d)	160,300	$ 12,270
Shin-Etsu Chemical Co., Ltd.	1,160,100	66,878
SMC Corp.	353,700	50,948
SOFTBANK CORP.	3,470,500	77,621
Sony Corp.	1,270,700	43,510
Sony Financial Holdings, Inc.	7,099	25,621
Sumitomo Mitsui Financial Group, Inc.	2,014,000	66,610
THK Co. Ltd.	1,280,600	28,153
Tokyo Electron Ltd.	1,203,800	78,929
Toyota Motor Corp.	2,677,300	103,451
TOTAL JAPAN		1,864,415
Korea (South) - 2.2%
Kia Motors Corp.	912,890	22,271
NCsoft Corp.	378,993	56,339
NHN Corp. (a)	123,150	20,529
Samsung Electronics Co. Ltd.	100,289	76,243
Shinhan Financial Group Co. Ltd.	1,073,070	45,640
TOTAL KOREA (SOUTH)		221,022
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A (a)	1,738,100	67,490
L'Occitane Ltd.	440,000	855
Millicom International Cellular SA	282,400	24,930
TOTAL LUXEMBOURG		93,275
Mexico - 0.4%
Grupo Modelo SAB de CV Series C	7,255,400	40,024
Netherlands - 3.8%
Aegon NV (a)	5,749,900	40,219
ASML Holding NV (Netherlands)	1,450,800	47,609
Gemalto NV (d)	851,198	37,948
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,749,300	24,548
James Hardie Industries NV unit (a)	5,640,496	39,535
Koninklijke Philips Electronics NV	3,340,338	112,178
Randstad Holdings NV (a)	873,253	44,252
Wolters Kluwer NV (Certificaten Van Aandelen)	1,497,800	30,606
TOTAL NETHERLANDS		376,895
Norway - 1.3%
Aker Solutions ASA (d)	1,903,800	31,821
DnB NOR ASA (d)	3,698,155	43,774
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Pronova BioPharma ASA (a)(d)	6,308,490	$ 20,158
Sevan Marine ASA (a)	6,990,000	10,121
Yara International ASA	620,300	21,527
TOTAL NORWAY		127,401
Singapore - 0.3%
Keppel Corp. Ltd.	4,295,000	30,475
South Africa - 1.6%
African Rainbow Minerals Ltd.	1,243,800	33,636
AngloGold Ashanti Ltd. sponsored ADR	602,100	25,204
Clicks Group Ltd.	6,311,175	26,444
Naspers Ltd. Class N	563,100	22,870
Standard Bank Group Ltd.	1,349,000	20,946
Woolworths Holdings Ltd.	10,113,976	32,109
TOTAL SOUTH AFRICA		161,209
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	3,920,006	51,562
Banco Popular Espanol SA	2,055,100	14,553
Banco Santander SA	8,616,978	109,032
Inditex SA	398,393	24,661
Telefonica SA	4,230,780	95,775
TOTAL SPAIN		295,583
Sweden - 1.6%
Elekta AB (B Shares) (d)	2,525,000	65,584
H&M Hennes & Mauritz AB (B Shares) (d)	394,283	25,163
Intrum Justitia AB	562,852	6,648
Modern Times Group MTG AB (B Shares)	832,200	50,684
Skandinaviska Enskilda Banken AB (A Shares)	1,603,800	10,935
TOTAL SWEDEN		159,014
Switzerland - 7.2%
Adecco SA (Reg.)	780,208	45,892
BB BIOTECH AG	130,391	8,148
Compagnie Financiere Richemont SA Series A	714,744	26,364
Credit Suisse Group (Reg.)	644,315	29,574
Kuehne & Nagel International AG	197,400	20,659
Nestle SA	2,882,464	141,048
Nobel Biocare Holding AG (Switzerland)	641,740	14,066
Novartis AG	2,439,763	124,397
Partners Group Holding	176,756	23,666
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	628,748	$ 99,277
Sonova Holding AG Class B	552,577	68,503
Swiss Reinsurance Co.	886,145	38,433
The Swatch Group AG (Bearer)	79,320	23,239
Zurich Financial Services AG	259,686	57,574
TOTAL SWITZERLAND		720,840
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	27,372
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	8,599,400	31,521
United Kingdom - 20.0%
Aberdeen Asset Management PLC	16,366,626	34,364
Aegis Group PLC	7,593,391	15,084
Anglo American PLC (United Kingdom) (a)	1,394,300	59,216
Barclays PLC	20,015,493	102,802
BG Group PLC	5,025,900	84,940
BHP Billiton PLC	4,416,967	134,834
BlueBay Asset Management	1,558,800	8,893
BP PLC	13,276,600	115,782
British Land Co. PLC	3,039,504	21,582
Burberry Group PLC	2,019,500	20,681
Carphone Warehouse Group PLC (a)	13,627,765	40,088
Centrica PLC	9,004,500	40,441
Cookson Group PLC (a)	1,543,760	13,228
HSBC Holdings PLC (United Kingdom)	19,035,014	193,797
IG Group Holdings PLC	5,301,405	32,871
Imperial Tobacco Group PLC	2,645,704	75,361
InterContinental Hotel Group PLC	2,118,900	37,353
International Personal Finance PLC	9,709,188	40,024
Johnson Matthey PLC	1,363,000	36,244
Lloyds TSB Group PLC	41,940,164	41,955
Mothercare PLC	89,762	787
National Grid PLC	1,822,400	17,571
Prudential PLC	3,124,467	27,427
Reckitt Benckiser Group PLC	1,947,631	101,162
Rio Tinto PLC	2,750,844	139,908
Royal Dutch Shell PLC Class B	6,636,667	200,059
Schroders PLC	1,580,800	33,416
Serco Group PLC	4,842,766	46,474
SSL International PLC	4,962,409	65,009
Standard Chartered PLC (United Kingdom)	1,815,710	48,427
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
TalkTalk Telecom Group PLC (a)	22,924,592	$ 44,318
Taylor Wimpey PLC (a)	44,868,072	27,748
Ultra Electronics Holdings PLC	614,667	14,511
Vodafone Group PLC	8,963,743	19,860
Wolseley PLC (a)	1,433,164	35,788
Xstrata PLC	1,889,800	30,996
TOTAL UNITED KINGDOM		2,003,001
United States of America - 1.6%
AsiaInfo Holdings, Inc. (a)	502,800	14,285
Central European Distribution Corp. (a)	1,182,500	40,974
Cummins, Inc.	251,300	18,151
Regal-Beloit Corp.	784,900	49,661
Union Pacific Corp.	506,200	38,299
TOTAL UNITED STATES OF AMERICA		161,370
TOTAL COMMON STOCKS (Cost $9,064,310)		9,844,318
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.4%
ProSiebenSat.1 Media AG	2,278,100	42,861
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	40,341
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $81,500)		83,202
Money Market Funds - 7.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	41,548,546	$ 41,549
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	672,575,160	672,575
TOTAL MONEY MARKET FUNDS (Cost $714,124)		714,124
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $9,859,934)		10,641,644
NET OTHER ASSETS - (6.5)%		(649,226)
NET ASSETS - 100%		$ 9,992,418
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,312,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	2,055
Total	$ 2,115
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,243	$ -	$ -	$ -	$ 1,070
Total	$ 1,243	$ -	$ -	$ -	$ 1,070
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,003,001	$ -	$ 2,003,001	$ -
Japan	1,864,415	715,670	1,148,745	-
France	961,894	-	961,894	-
Switzerland	720,840	-	720,840	-
Germany	671,942	-	671,942	-
Netherlands	376,895	-	376,895	-
Australia	298,520	-	298,520	-
Spain	295,583	-	295,583	-
Korea (South)	221,022	-	221,022	-
Other	2,513,408	839,117	1,674,291	-
Money Market Funds	714,124	714,124	-	-
Total Investments in Securities:	$ 10,641,644	$ 2,268,911	$ 8,372,733	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $2,277,316,000 of which $637,482,000 and $1,639,834,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $637,912) - See accompanying schedule: Unaffiliated issuers (cost $9,138,908)	$ 9,926,450
Fidelity Central Funds (cost $714,124)	714,124
Other affiliated issuers (cost $6,902)	1,070
Total Investments (cost $9,859,934)		$ 10,641,644
Foreign currency held at value (cost $2,702)		2,703
Receivable for investments sold		90,958
Receivable for fund shares sold		12,516
Dividends receivable		47,606
Distributions receivable from Fidelity Central Funds		963
Prepaid expenses		15
Other receivables		4,056
Total assets		10,800,461

Liabilities
Payable for investments purchased	$ 109,985
Payable for fund shares redeemed	14,859
Accrued management fee	6,867
Distribution fees payable	188
Other affiliated payables	2,153
Other payables and accrued expenses	1,416
Collateral on securities loaned, at value	672,575
Total liabilities		808,043

Net Assets		$ 9,992,418
Net Assets consist of:
Paid in capital		$ 11,206,837
Undistributed net investment income		53,102
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,048,422)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		780,901
Net Assets		$ 9,992,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($434,291 ÷ 14,517.2 shares)	$ 29.92

Maximum offering price per share (100/94.25 of $29.92)	$ 31.75
Class T: Net Asset Value and redemption price per share ($91,260 ÷ 3,072.0 shares)	$ 29.71

Maximum offering price per share (100/96.50 of $29.71)	$ 30.79
Class B: Net Asset Value and offering price per share ($16,315 ÷ 551.3 shares)A	$ 29.59

Class C: Net Asset Value and offering price per share ($46,972 ÷ 1,582.9 shares)A	$ 29.67

International Discovery: Net Asset Value, offering price and redemption price per share ($8,240,095 ÷ 273,560.2 shares)	$ 30.12

Class K: Net Asset Value, offering price and redemption price per share ($823,253 ÷ 27,374.1 shares)	$ 30.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($340,232 ÷ 11,309.5 shares)	$ 30.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 121,712
Interest		1
Income from Fidelity Central Funds		2,115
		123,828
Less foreign taxes withheld		(8,527)
Total income		115,301

Expenses
Management fee Basic fee	$ 35,764
Performance adjustment	3,042
Transfer agent fees	12,269
Distribution fees	1,090
Accounting and security lending fees	903
Custodian fees and expenses	774
Independent trustees' compensation	28
Registration fees	203
Audit	68
Legal	28
Interest	2
Miscellaneous	77
Total expenses before reductions	54,248
Expense reductions	(2,447)	51,801
Net investment income (loss)		63,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $79)	385,633
Foreign currency transactions	(2,150)
Capital gain distributions from Fidelity Central Funds	14
Total net realized gain (loss)		383,497
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $199)	123,030
Assets and liabilities in foreign currencies	(895)
Total change in net unrealized appreciation (depreciation)		122,135
Net gain (loss)		505,632
Net increase (decrease) in net assets resulting from operations		$ 569,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,500	$ 120,477
Net realized gain (loss)	383,497	(1,782,481)
Change in net unrealized appreciation (depreciation)	122,135	3,333,708
Net increase (decrease) in net assets resulting from operations	569,132	1,671,704
Distributions to shareholders from net investment income	(116,422)	(107,705)
Distributions to shareholders from net realized gain	(13,374)	-
Total distributions	(129,796)	(107,705)
Share transactions - net increase (decrease)	(59,538)	250,490
Redemption fees	129	345
Total increase (decrease) in net assets	379,927	1,814,834

Net Assets
Beginning of period	9,612,491	7,797,657
End of period (including undistributed net investment income of $53,102 and undistributed net investment income of $106,024, respectively)	$ 9,992,418	$ 9,612,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.15	.31	.46	.44	.42	.28
Net realized and unrealized gain (loss)	1.52	4.84	(22.08)	11.76	7.19	2.88
Total from investment operations	1.67	5.15	(21.62)	12.20	7.61	3.16
Distributions from net investment income	(.28)	(.26)	(.37)	(.35)	(.31)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.32)	(.26)	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.92	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Total Return B, C, D	5.83%	22.14%	(47.65)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.37%	1.32%	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.34% A	1.37%	1.32%	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.29% A	1.32%	1.29%	1.22%	1.21%	1.36% A
Net investment income (loss)	.99% A	1.28%	1.27%	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 434	$ 414	$ 380	$ 417	$ 140	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.10	.24	.33	.29	.27	.20
Net realized and unrealized gain (loss)	1.51	4.81	(21.94)	11.71	7.18	2.88
Total from investment operations	1.61	5.05	(21.61)	12.00	7.45	3.08
Distributions from net investment income	(.21)	(.19)	(.29)	(.26)	(.24)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.25)	(.19)	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.71	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Total Return B, C, D	5.68%	21.79%	(47.84)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.65%	1.68%	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.63% A	1.65%	1.68%	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.58% A	1.60%	1.64%	1.60%	1.65%	1.69% A
Net investment income (loss)	.70% A	1.00%	.91%	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 83	$ 64	$ 53	$ 10	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.08	.08	.08
Net realized and unrealized gain (loss)	1.48	4.81	(21.77)	11.64	7.19	2.87
Total from investment operations	1.51	4.93	(21.62)	11.72	7.27	2.95
Distributions from net investment income	(.06)	-	(.16)	(.16)	(.11)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.10)	-	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.59	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Total Return B, C, D	5.37%	21.20%	(48.11)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.16%	2.19%	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.16%	2.19%	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.11% A	2.11%	2.15%	2.10%	2.19%	2.18% A
Net investment income (loss)	.18% A	.49%	.40%	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 15	$ 17	$ 4	$ 1
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.09	.11	.13
Net realized and unrealized gain (loss)	1.50	4.82	(21.82)	11.66	7.19	2.87
Total from investment operations	1.53	4.94	(21.67)	11.75	7.30	3.00
Distributions from net investment income	(.05)	(.02)	(.17)	(.14)	(.12)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.09)	(.02)	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.67	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Total Return B, C, D	5.40%	21.22%	(48.10)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.14%	2.17%	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.17%	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.07% A	2.09%	2.13%	2.08%	2.11%	1.98% A
Net investment income (loss)	.21% A	.51%	.42%	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 43	$ 36	$ 28	$ 6	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31
Income from Investment Operations
Net investment income (loss) D	.19	.37	.57	.53	.48	.37
Net realized and unrealized gain (loss)	1.53	4.88	(22.29)	11.84	7.25	5.24
Total from investment operations	1.72	5.25	(21.72)	12.37	7.73	5.61
Distributions from net investment income	(.35)	(.34)	(.41)	(.38)	(.31)	(.15)
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	(.12)
Total distributions	(.39)	(.34)	(2.08)	(1.36)	(1.71)	(.27)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.12	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65
Total Return B, C	5.95%	22.47%	(47.55)%	34.85%	26.34%	22.29%
Ratios to Average Net Assets E, G
Expenses before reductions	1.07% A	1.12%	1.09%	1.04%	1.09%	1.08%
Expenses net of fee waivers, if any	1.07% A	1.12%	1.09%	1.04%	1.08%	1.07%
Expenses net of all reductions	1.02% A	1.07%	1.05%	1.00%	1.03%	1.01%
Net investment income (loss)	1.26% A	1.53%	1.51%	1.30%	1.41%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 8,240	$ 8,114	$ 6,999	$ 14,176	$ 8,054	$ 3,949
Portfolio turnover rate F	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.22	.44	.10
Net realized and unrealized gain (loss)	1.52	4.86	(16.52)
Total from investment operations	1.74	5.30	(16.42)
Distributions from net investment income	(.41)	(.42)	-
Distributions from net realized gain	(.04)	-	-
Total distributions	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 30.07	$ 28.78	$ 23.90
Total Return B, C	6.03%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.88%	.93% A
Expenses net of fee waivers, if any	.86% A	.88%	.93% A
Expenses net of all reductions	.81% A	.83%	.89% A
Net investment income (loss)	1.47% A	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 823	$ 674	$ 145
Portfolio turnover rate F	80% A	98%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.20	.39	.53	.55	.51	.38
Net realized and unrealized gain (loss)	1.53	4.86	(22.24)	11.85	7.25	2.89
Total from investment operations	1.73	5.25	(21.71)	12.40	7.76	3.27
Distributions from net investment income	(.38)	(.39)	(.44)	(.40)	(.33)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.42)	(.39)	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.08	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Total Return B, C	5.98%	22.52%	(47.51)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.05%	1.05%	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.01% A	1.05%	1.05%	.97%	1.00%	.97% A
Expenses net of all reductions	.96% A	1.00%	1.01%	.94%	.95%	.90% A
Net investment income (loss)	1.32% A	1.60%	1.54%	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 340	$ 267	$ 159	$ 58	$ 28	$ 10
Portfolio turnover rate F	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, Class K and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,336,743
Gross unrealized depreciation	(699,633)
Net unrealized appreciation (depreciation)	$ 637,110

Tax cost	$ 10,004,534

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,928,482 and $4,061,142, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 536	$ 34
Class T	.25%	.25%	234	2
Class B	.75%	.25%	85	64
Class C	.75%	.25%	235	23
			$ 1,090	$ 123

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for
Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40
Class T	8
Class B*	14
Class C*	1
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 600.28
Class T	150.32
Class B	29.35
Class C	73.31
International Discovery	10,892.26
Class K	207.05
Institutional Class	318.20
	$ 12,269

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,908.39%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,055.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,447 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 3,889	$ 3,982
Class T	633	533
Class B	37	-
Class C	71	30
International Discovery	98,508	96,783
Class K	9,602	3,616
Institutional Class	3,682	2,761
Total	$ 116,422	$ 107,705
From net realized gain
Class A	$ 555	$ -
Class T	119	-
Class B	23	-
Class C	61	-
International Discovery	11,290	-
Class K	935	-
Institutional Class	391	-
Total	$ 13,374	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	3,087	5,354	$ 92,209	$ 128,318
Reinvestment of distributions	120	132	3,654	2,786
Shares redeemed	(3,190)	(7,017)	(95,523)	(163,223)
Net increase (decrease)	17	(1,531)	$ 340	$ (32,119)
Class T
Shares sold	759	1,335	$ 22,704	$ 31,263
Reinvestment of distributions	24	24	716	507
Shares redeemed	(642)	(1,140)	(19,100)	(25,765)
Net increase (decrease)	141	219	$ 4,320	$ 6,005
Class B
Shares sold	75	161	$ 2,239	$ 3,835
Reinvestment of distributions	2	-	54	-
Shares redeemed	(103)	(227)	(3,072)	(5,155)
Net increase (decrease)	(26)	(66)	$ (779)	$ (1,320)
Class C
Shares sold	272	920	$ 8,200	$ 20,539
Reinvestment of distributions	4	1	116	26
Shares redeemed	(223)	(953)	(6,621)	(22,201)
Net increase (decrease)	53	(32)	$ 1,695	$ (1,636)
International Discovery
Shares sold	28,260	74,803	$ 852,046	$ 1,831,653
Conversion to Class K	-	(12,549)	-	(279,461)
Reinvestment of distributions	3,453	4,362	105,461	92,471
Shares redeemed	(39,958)	(77,871)	(1,201,718)	(1,831,786)
Net increase (decrease)	(8,245)	(11,255)	$ (244,211)	$ (187,123)
Class K
Shares sold	6,474	10,015	$ 194,564	$ 246,074
Conversion from International Discovery	-	12,572	-	279,461
Reinvestment of distributions	346	171	10,537	3,616
Shares redeemed	(2,877)	(5,401)	(86,381)	(128,754)
Net increase (decrease)	3,943	17,357	$ 118,720	$ 400,397

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	3,205	10,440	$ 95,651	$ 235,326
Reinvestment of distributions	36	41	1,083	875
Shares redeemed	(1,224)	(7,843)	(36,357)	(169,915)
Net increase (decrease)	2,017	2,638	$ 60,377	$ 66,286

A Conversion transaction for Class K and International Discovery are for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IGI-USAN-0610
1.807260.105

Fidelity®
International Discovery
Fund -
Class K

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.34%
Actual		$ 1,000.00	$ 1,058.30	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.63%
Actual		$ 1,000.00	$ 1,056.80	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.15%
Actual		$ 1,000.00	$ 1,053.70	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.12%
Actual		$ 1,000.00	$ 1,054.00	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
International Discovery	1.07%
Actual		$ 1,000.00	$ 1,059.50	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class K	.86%
Actual		$ 1,000.00	$ 1,060.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,059.80	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 20.0%
Japan 18.7%
France 9.6%
Switzerland 7.2%
Germany 6.7%
Netherlands 3.8%
Australia 3.0%
Spain 3.0%
United States of America 2.3%
Other 25.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 21.1%
Japan 15.5%
France 9.1%
Germany 8.4%
Switzerland 7.4%
Netherlands 4.0%
Australia 3.3%
Spain 3.3%
United States of America 2.5%
Other 25.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.3
Short-Term Investments and Net Other Assets	0.7	0.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.9	2.7
Nestle SA (Switzerland, Food Products)	1.4	1.6
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.4	1.4
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.5
Sanofi-Aventis (France, Pharmaceuticals)	1.3	0.7
Novartis AG (Switzerland, Pharmaceuticals)	1.2	0.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	2.0
ORIX Corp. (Japan, Consumer Finance)	1.2	0.7
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	1.1	0.7
	14.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	25.0
Consumer Discretionary	15.7	11.6
Information Technology	11.1	12.1
Industrials	11.0	11.6
Materials	9.6	9.5
Health Care	9.1	7.6
Energy	7.8	8.9
Consumer Staples	7.8	6.1
Telecommunication Services	4.0	5.4
Utilities	1.6	1.5

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
Australia - 3.0%
Australia & New Zealand Banking Group Ltd.	2,804,947	$ 62,111
Commonwealth Bank of Australia	1,350,216	72,223
JB Hi-Fi Ltd.	1,401,880	24,947
Macquarie Group Ltd.	1,771,573	80,762
Wesfarmers Ltd.	1,132,580	30,353
Westfield Group unit	2,381,694	28,124
TOTAL AUSTRALIA		298,520
Bailiwick of Jersey - 1.3%
Experian PLC	2,838,100	26,234
Informa PLC	10,104,753	60,980
Shire PLC	2,085,900	45,943
TOTAL BAILIWICK OF JERSEY		133,157
Belgium - 1.2%
Anheuser-Busch InBev SA NV (d)	1,885,220	91,465
Delhaize Group SA	310,400	25,672
TOTAL BELGIUM		117,137
Bermuda - 1.0%
Huabao International Holdings Ltd.	37,860,000	43,757
Li & Fung Ltd.	2,966,000	14,299
Noble Group Ltd.	19,914,000	43,191
TOTAL BERMUDA		101,247
Brazil - 0.6%
Vivo Participacoes SA sponsored ADR	2,363,500	62,562
British Virgin Islands - 0.3%
Playtech Ltd. (d)	3,758,978	28,585
Canada - 1.5%
InterOil Corp. (a)(d)	247,600	16,607
Niko Resources Ltd.	498,400	54,612
Open Text Corp. (a)	972,400	41,175
Petrobank Energy & Resources Ltd. (a)	813,500	41,011
TOTAL CANADA		153,405
Cayman Islands - 1.4%
BaWang International (Group) Holding Ltd. (d)	45,097,000	33,194
Belle International Holdings Ltd.	15,991,000	21,927
Bosideng International Holdings Ltd.	73,892,000	20,434
Ctrip.com International Ltd. sponsored ADR (a)	276,600	10,101
Eurasia Drilling Co. Ltd. GDR (f)	257,900	5,312
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hengdeli Holdings Ltd.	87,816,000	$ 36,618
Peak Sport Products Co. Ltd.	9,636,000	7,342
Shenguan Holdings Group Ltd.	7,386,000	6,829
TOTAL CAYMAN ISLANDS		141,757
China - 1.2%
Baidu.com, Inc. sponsored ADR (a)	59,800	41,220
NetEase.com, Inc. sponsored ADR (a)	263,453	9,187
Tencent Holdings Ltd.	1,563,800	32,339
ZTE Corp. (H Shares) (d)	9,862,296	35,329
TOTAL CHINA		118,075
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	1,070
Denmark - 1.8%
Carlsberg AS Series B	348,600	28,176
Novo Nordisk AS Series B	1,124,086	92,494
William Demant Holding AS (a)	927,000	63,232
TOTAL DENMARK		183,902
France - 9.6%
Atos Origin SA (a)	1,240,983	62,890
AXA SA (d)	2,521,066	50,438
BNP Paribas SA	918,730	63,111
Cap Gemini SA	1,071,000	53,951
Carrefour SA	621,367	30,459
Compagnie Generale de Geophysique SA (a)	1,085,600	32,687
Credit Agricole SA	808,777	11,563
Danone (d)	636,800	37,525
Essilor International SA	411,554	25,091
Iliad Group SA (d)	509,521	50,950
LVMH Moet Hennessy - Louis Vuitton	490,711	56,478
Pernod-Ricard SA	388,925	33,094
PPR SA	649,900	87,356
Sanofi-Aventis (d)	1,829,604	124,827
Schneider Electric SA (d)	755,082	85,733
Societe Generale Series A	816,363	43,598
Total SA	1,649,639	89,763
Unibail-Rodamco	118,400	22,380
TOTAL FRANCE		961,894
Common Stocks - continued
	Shares	Value (000s)
Germany - 6.3%
BASF AG (d)	625,119	$ 36,426
Bayerische Motoren Werke AG (BMW)	1,875,773	92,279
Deutsche Bank AG	603,882	41,475
Deutsche Boerse AG	645,625	50,076
Deutsche Postbank AG (a)(d)	669,500	22,997
E.ON AG (d)	2,680,450	98,588
GEA Group AG	2,094,883	46,464
HeidelbergCement AG	1,286,567	79,717
Metro AG (d)	439,200	26,276
Munich Re Group (d)	248,025	34,899
Siemens AG	1,022,981	99,884
TOTAL GERMANY		629,081
Greece - 0.4%
Coca-Cola Hellenic Bottling Co. SA	1,086,700	29,470
EFG Eurobank Ergasias SA	629,316	5,059
National Bank of Greece SA (a)	293,424	4,718
TOTAL GREECE		39,247
Hong Kong - 1.1%
BYD Electronic International Co. Ltd. (a)	21,255,000	15,123
Henderson Land Development Co. Ltd.	3,738,000	23,560
Henderson Land Development Co. Ltd. warrants 12/31/49 (a)	747,600	426
Techtronic Industries Co. Ltd.	65,201,500	67,752
TOTAL HONG KONG		106,861
India - 0.5%
Larsen & Toubro Ltd.	436,316	15,787
Reliance Industries Ltd.	903,416	20,931
State Bank of India	217,944	11,247
TOTAL INDIA		47,965
Indonesia - 0.3%
PT XL Axiata Tbk (a)	62,298,500	25,405
Ireland - 1.2%
Bank of Ireland (a)	5,824,700	12,873
CRH PLC	1,532,507	43,830
Ingersoll-Rand Co. Ltd.	731,600	27,055
Paddy Power PLC (Ireland)	1,157,297	40,702
TOTAL IRELAND		124,460
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.8%
Israel Chemicals Ltd.	1,513,500	$ 18,269
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,060,700	62,295
TOTAL ISRAEL		80,564
Italy - 1.8%
Intesa Sanpaolo SpA	5,602,109	18,466
Mediaset SpA	5,765,000	45,657
Prysmian SpA	964,200	17,363
Saipem SpA	2,530,988	94,521
TOTAL ITALY		176,007
Japan - 18.7%
ABC-Mart, Inc.	1,256,700	44,954
Asics Corp.	2,858,000	27,415
Canon, Inc.	1,929,350	88,260
Denso Corp.	1,627,300	47,492
Don Quijote Co. Ltd.	627,600	16,904
Fast Retailing Co. Ltd.	89,100	13,502
Goldcrest Co. Ltd.	437,930	11,991
GREE, Inc.	415,700	23,058
Honda Motor Co. Ltd.	1,791,100	60,610
JFE Holdings, Inc.	783,600	27,946
JSR Corp.	2,355,500	48,098
Keyence Corp.	286,200	68,526
Konica Minolta Holdings, Inc.	2,333,000	29,512
Mazda Motor Corp.	21,208,000	62,632
Misumi Group, Inc.	825,300	16,483
Mitsubishi Corp.	2,042,800	48,392
Mitsubishi UFJ Financial Group, Inc.	20,372,800	106,169
Mitsui & Co. Ltd.	3,594,700	54,028
Mizuho Financial Group, Inc.	5,753,000	11,078
NHK Spring Co. Ltd.	1,257,000	12,165
Nichi-iko Pharmaceutical Co. Ltd.	595,800	18,763
Nintendo Co. Ltd.	88,400	29,698
Nippon Electric Glass Co. Ltd.	2,780,000	42,649
Nitori Co. Ltd.	95,350	7,481
Nomura Holdings, Inc.	4,188,300	28,952
NSK Ltd.	5,663,000	43,200
Omron Corp.	3,471,500	81,198
ORIX Corp.	1,247,770	114,907
Rakuten, Inc.	82,574	64,086
Ricoh Co. Ltd.	3,548,000	60,275
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sawai Pharmaceutical Co. Ltd. (d)	160,300	$ 12,270
Shin-Etsu Chemical Co., Ltd.	1,160,100	66,878
SMC Corp.	353,700	50,948
SOFTBANK CORP.	3,470,500	77,621
Sony Corp.	1,270,700	43,510
Sony Financial Holdings, Inc.	7,099	25,621
Sumitomo Mitsui Financial Group, Inc.	2,014,000	66,610
THK Co. Ltd.	1,280,600	28,153
Tokyo Electron Ltd.	1,203,800	78,929
Toyota Motor Corp.	2,677,300	103,451
TOTAL JAPAN		1,864,415
Korea (South) - 2.2%
Kia Motors Corp.	912,890	22,271
NCsoft Corp.	378,993	56,339
NHN Corp. (a)	123,150	20,529
Samsung Electronics Co. Ltd.	100,289	76,243
Shinhan Financial Group Co. Ltd.	1,073,070	45,640
TOTAL KOREA (SOUTH)		221,022
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A (a)	1,738,100	67,490
L'Occitane Ltd.	440,000	855
Millicom International Cellular SA	282,400	24,930
TOTAL LUXEMBOURG		93,275
Mexico - 0.4%
Grupo Modelo SAB de CV Series C	7,255,400	40,024
Netherlands - 3.8%
Aegon NV (a)	5,749,900	40,219
ASML Holding NV (Netherlands)	1,450,800	47,609
Gemalto NV (d)	851,198	37,948
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,749,300	24,548
James Hardie Industries NV unit (a)	5,640,496	39,535
Koninklijke Philips Electronics NV	3,340,338	112,178
Randstad Holdings NV (a)	873,253	44,252
Wolters Kluwer NV (Certificaten Van Aandelen)	1,497,800	30,606
TOTAL NETHERLANDS		376,895
Norway - 1.3%
Aker Solutions ASA (d)	1,903,800	31,821
DnB NOR ASA (d)	3,698,155	43,774
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Pronova BioPharma ASA (a)(d)	6,308,490	$ 20,158
Sevan Marine ASA (a)	6,990,000	10,121
Yara International ASA	620,300	21,527
TOTAL NORWAY		127,401
Singapore - 0.3%
Keppel Corp. Ltd.	4,295,000	30,475
South Africa - 1.6%
African Rainbow Minerals Ltd.	1,243,800	33,636
AngloGold Ashanti Ltd. sponsored ADR	602,100	25,204
Clicks Group Ltd.	6,311,175	26,444
Naspers Ltd. Class N	563,100	22,870
Standard Bank Group Ltd.	1,349,000	20,946
Woolworths Holdings Ltd.	10,113,976	32,109
TOTAL SOUTH AFRICA		161,209
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	3,920,006	51,562
Banco Popular Espanol SA	2,055,100	14,553
Banco Santander SA	8,616,978	109,032
Inditex SA	398,393	24,661
Telefonica SA	4,230,780	95,775
TOTAL SPAIN		295,583
Sweden - 1.6%
Elekta AB (B Shares) (d)	2,525,000	65,584
H&M Hennes & Mauritz AB (B Shares) (d)	394,283	25,163
Intrum Justitia AB	562,852	6,648
Modern Times Group MTG AB (B Shares)	832,200	50,684
Skandinaviska Enskilda Banken AB (A Shares)	1,603,800	10,935
TOTAL SWEDEN		159,014
Switzerland - 7.2%
Adecco SA (Reg.)	780,208	45,892
BB BIOTECH AG	130,391	8,148
Compagnie Financiere Richemont SA Series A	714,744	26,364
Credit Suisse Group (Reg.)	644,315	29,574
Kuehne & Nagel International AG	197,400	20,659
Nestle SA	2,882,464	141,048
Nobel Biocare Holding AG (Switzerland)	641,740	14,066
Novartis AG	2,439,763	124,397
Partners Group Holding	176,756	23,666
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	628,748	$ 99,277
Sonova Holding AG Class B	552,577	68,503
Swiss Reinsurance Co.	886,145	38,433
The Swatch Group AG (Bearer)	79,320	23,239
Zurich Financial Services AG	259,686	57,574
TOTAL SWITZERLAND		720,840
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	27,372
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	8,599,400	31,521
United Kingdom - 20.0%
Aberdeen Asset Management PLC	16,366,626	34,364
Aegis Group PLC	7,593,391	15,084
Anglo American PLC (United Kingdom) (a)	1,394,300	59,216
Barclays PLC	20,015,493	102,802
BG Group PLC	5,025,900	84,940
BHP Billiton PLC	4,416,967	134,834
BlueBay Asset Management	1,558,800	8,893
BP PLC	13,276,600	115,782
British Land Co. PLC	3,039,504	21,582
Burberry Group PLC	2,019,500	20,681
Carphone Warehouse Group PLC (a)	13,627,765	40,088
Centrica PLC	9,004,500	40,441
Cookson Group PLC (a)	1,543,760	13,228
HSBC Holdings PLC (United Kingdom)	19,035,014	193,797
IG Group Holdings PLC	5,301,405	32,871
Imperial Tobacco Group PLC	2,645,704	75,361
InterContinental Hotel Group PLC	2,118,900	37,353
International Personal Finance PLC	9,709,188	40,024
Johnson Matthey PLC	1,363,000	36,244
Lloyds TSB Group PLC	41,940,164	41,955
Mothercare PLC	89,762	787
National Grid PLC	1,822,400	17,571
Prudential PLC	3,124,467	27,427
Reckitt Benckiser Group PLC	1,947,631	101,162
Rio Tinto PLC	2,750,844	139,908
Royal Dutch Shell PLC Class B	6,636,667	200,059
Schroders PLC	1,580,800	33,416
Serco Group PLC	4,842,766	46,474
SSL International PLC	4,962,409	65,009
Standard Chartered PLC (United Kingdom)	1,815,710	48,427
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
TalkTalk Telecom Group PLC (a)	22,924,592	$ 44,318
Taylor Wimpey PLC (a)	44,868,072	27,748
Ultra Electronics Holdings PLC	614,667	14,511
Vodafone Group PLC	8,963,743	19,860
Wolseley PLC (a)	1,433,164	35,788
Xstrata PLC	1,889,800	30,996
TOTAL UNITED KINGDOM		2,003,001
United States of America - 1.6%
AsiaInfo Holdings, Inc. (a)	502,800	14,285
Central European Distribution Corp. (a)	1,182,500	40,974
Cummins, Inc.	251,300	18,151
Regal-Beloit Corp.	784,900	49,661
Union Pacific Corp.	506,200	38,299
TOTAL UNITED STATES OF AMERICA		161,370
TOTAL COMMON STOCKS (Cost $9,064,310)		9,844,318
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.4%
ProSiebenSat.1 Media AG	2,278,100	42,861
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	40,341
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $81,500)		83,202
Money Market Funds - 7.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	41,548,546	$ 41,549
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	672,575,160	672,575
TOTAL MONEY MARKET FUNDS (Cost $714,124)		714,124
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $9,859,934)		10,641,644
NET OTHER ASSETS - (6.5)%		(649,226)
NET ASSETS - 100%		$ 9,992,418
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,312,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	2,055
Total	$ 2,115
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,243	$ -	$ -	$ -	$ 1,070
Total	$ 1,243	$ -	$ -	$ -	$ 1,070
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,003,001	$ -	$ 2,003,001	$ -
Japan	1,864,415	715,670	1,148,745	-
France	961,894	-	961,894	-
Switzerland	720,840	-	720,840	-
Germany	671,942	-	671,942	-
Netherlands	376,895	-	376,895	-
Australia	298,520	-	298,520	-
Spain	295,583	-	295,583	-
Korea (South)	221,022	-	221,022	-
Other	2,513,408	839,117	1,674,291	-
Money Market Funds	714,124	714,124	-	-
Total Investments in Securities:	$ 10,641,644	$ 2,268,911	$ 8,372,733	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $2,277,316,000 of which $637,482,000 and $1,639,834,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $637,912) - See accompanying schedule: Unaffiliated issuers (cost $9,138,908)	$ 9,926,450
Fidelity Central Funds (cost $714,124)	714,124
Other affiliated issuers (cost $6,902)	1,070
Total Investments (cost $9,859,934)		$ 10,641,644
Foreign currency held at value (cost $2,702)		2,703
Receivable for investments sold		90,958
Receivable for fund shares sold		12,516
Dividends receivable		47,606
Distributions receivable from Fidelity Central Funds		963
Prepaid expenses		15
Other receivables		4,056
Total assets		10,800,461

Liabilities
Payable for investments purchased	$ 109,985
Payable for fund shares redeemed	14,859
Accrued management fee	6,867
Distribution fees payable	188
Other affiliated payables	2,153
Other payables and accrued expenses	1,416
Collateral on securities loaned, at value	672,575
Total liabilities		808,043

Net Assets		$ 9,992,418
Net Assets consist of:
Paid in capital		$ 11,206,837
Undistributed net investment income		53,102
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,048,422)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		780,901
Net Assets		$ 9,992,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($434,291 ÷ 14,517.2 shares)	$ 29.92

Maximum offering price per share (100/94.25 of $29.92)	$ 31.75
Class T: Net Asset Value and redemption price per share ($91,260 ÷ 3,072.0 shares)	$ 29.71

Maximum offering price per share (100/96.50 of $29.71)	$ 30.79
Class B: Net Asset Value and offering price per share ($16,315 ÷ 551.3 shares)A	$ 29.59

Class C: Net Asset Value and offering price per share ($46,972 ÷ 1,582.9 shares)A	$ 29.67

International Discovery: Net Asset Value, offering price and redemption price per share ($8,240,095 ÷ 273,560.2 shares)	$ 30.12

Class K: Net Asset Value, offering price and redemption price per share ($823,253 ÷ 27,374.1 shares)	$ 30.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($340,232 ÷ 11,309.5 shares)	$ 30.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 121,712
Interest		1
Income from Fidelity Central Funds		2,115
		123,828
Less foreign taxes withheld		(8,527)
Total income		115,301

Expenses
Management fee Basic fee	$ 35,764
Performance adjustment	3,042
Transfer agent fees	12,269
Distribution fees	1,090
Accounting and security lending fees	903
Custodian fees and expenses	774
Independent trustees' compensation	28
Registration fees	203
Audit	68
Legal	28
Interest	2
Miscellaneous	77
Total expenses before reductions	54,248
Expense reductions	(2,447)	51,801
Net investment income (loss)		63,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $79)	385,633
Foreign currency transactions	(2,150)
Capital gain distributions from Fidelity Central Funds	14
Total net realized gain (loss)		383,497
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $199)	123,030
Assets and liabilities in foreign currencies	(895)
Total change in net unrealized appreciation (depreciation)		122,135
Net gain (loss)		505,632
Net increase (decrease) in net assets resulting from operations		$ 569,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,500	$ 120,477
Net realized gain (loss)	383,497	(1,782,481)
Change in net unrealized appreciation (depreciation)	122,135	3,333,708
Net increase (decrease) in net assets resulting from operations	569,132	1,671,704
Distributions to shareholders from net investment income	(116,422)	(107,705)
Distributions to shareholders from net realized gain	(13,374)	-
Total distributions	(129,796)	(107,705)
Share transactions - net increase (decrease)	(59,538)	250,490
Redemption fees	129	345
Total increase (decrease) in net assets	379,927	1,814,834

Net Assets
Beginning of period	9,612,491	7,797,657
End of period (including undistributed net investment income of $53,102 and undistributed net investment income of $106,024, respectively)	$ 9,992,418	$ 9,612,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.15	.31	.46	.44	.42	.28
Net realized and unrealized gain (loss)	1.52	4.84	(22.08)	11.76	7.19	2.88
Total from investment operations	1.67	5.15	(21.62)	12.20	7.61	3.16
Distributions from net investment income	(.28)	(.26)	(.37)	(.35)	(.31)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.32)	(.26)	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.92	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Total Return B, C, D	5.83%	22.14%	(47.65)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.37%	1.32%	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.34% A	1.37%	1.32%	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.29% A	1.32%	1.29%	1.22%	1.21%	1.36% A
Net investment income (loss)	.99% A	1.28%	1.27%	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 434	$ 414	$ 380	$ 417	$ 140	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.10	.24	.33	.29	.27	.20
Net realized and unrealized gain (loss)	1.51	4.81	(21.94)	11.71	7.18	2.88
Total from investment operations	1.61	5.05	(21.61)	12.00	7.45	3.08
Distributions from net investment income	(.21)	(.19)	(.29)	(.26)	(.24)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.25)	(.19)	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.71	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Total Return B, C, D	5.68%	21.79%	(47.84)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.65%	1.68%	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.63% A	1.65%	1.68%	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.58% A	1.60%	1.64%	1.60%	1.65%	1.69% A
Net investment income (loss)	.70% A	1.00%	.91%	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 83	$ 64	$ 53	$ 10	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.08	.08	.08
Net realized and unrealized gain (loss)	1.48	4.81	(21.77)	11.64	7.19	2.87
Total from investment operations	1.51	4.93	(21.62)	11.72	7.27	2.95
Distributions from net investment income	(.06)	-	(.16)	(.16)	(.11)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.10)	-	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.59	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Total Return B, C, D	5.37%	21.20%	(48.11)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.16%	2.19%	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.16%	2.19%	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.11% A	2.11%	2.15%	2.10%	2.19%	2.18% A
Net investment income (loss)	.18% A	.49%	.40%	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 15	$ 17	$ 4	$ 1
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.09	.11	.13
Net realized and unrealized gain (loss)	1.50	4.82	(21.82)	11.66	7.19	2.87
Total from investment operations	1.53	4.94	(21.67)	11.75	7.30	3.00
Distributions from net investment income	(.05)	(.02)	(.17)	(.14)	(.12)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.09)	(.02)	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.67	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Total Return B, C, D	5.40%	21.22%	(48.10)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.14%	2.17%	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.17%	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.07% A	2.09%	2.13%	2.08%	2.11%	1.98% A
Net investment income (loss)	.21% A	.51%	.42%	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 43	$ 36	$ 28	$ 6	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31
Income from Investment Operations
Net investment income (loss) D	.19	.37	.57	.53	.48	.37
Net realized and unrealized gain (loss)	1.53	4.88	(22.29)	11.84	7.25	5.24
Total from investment operations	1.72	5.25	(21.72)	12.37	7.73	5.61
Distributions from net investment income	(.35)	(.34)	(.41)	(.38)	(.31)	(.15)
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	(.12)
Total distributions	(.39)	(.34)	(2.08)	(1.36)	(1.71)	(.27)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.12	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65
Total Return B, C	5.95%	22.47%	(47.55)%	34.85%	26.34%	22.29%
Ratios to Average Net Assets E, G
Expenses before reductions	1.07% A	1.12%	1.09%	1.04%	1.09%	1.08%
Expenses net of fee waivers, if any	1.07% A	1.12%	1.09%	1.04%	1.08%	1.07%
Expenses net of all reductions	1.02% A	1.07%	1.05%	1.00%	1.03%	1.01%
Net investment income (loss)	1.26% A	1.53%	1.51%	1.30%	1.41%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 8,240	$ 8,114	$ 6,999	$ 14,176	$ 8,054	$ 3,949
Portfolio turnover rate F	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.22	.44	.10
Net realized and unrealized gain (loss)	1.52	4.86	(16.52)
Total from investment operations	1.74	5.30	(16.42)
Distributions from net investment income	(.41)	(.42)	-
Distributions from net realized gain	(.04)	-	-
Total distributions	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 30.07	$ 28.78	$ 23.90
Total Return B, C	6.03%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.88%	.93% A
Expenses net of fee waivers, if any	.86% A	.88%	.93% A
Expenses net of all reductions	.81% A	.83%	.89% A
Net investment income (loss)	1.47% A	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 823	$ 674	$ 145
Portfolio turnover rate F	80% A	98%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.20	.39	.53	.55	.51	.38
Net realized and unrealized gain (loss)	1.53	4.86	(22.24)	11.85	7.25	2.89
Total from investment operations	1.73	5.25	(21.71)	12.40	7.76	3.27
Distributions from net investment income	(.38)	(.39)	(.44)	(.40)	(.33)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.42)	(.39)	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.08	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Total Return B, C	5.98%	22.52%	(47.51)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.05%	1.05%	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.01% A	1.05%	1.05%	.97%	1.00%	.97% A
Expenses net of all reductions	.96% A	1.00%	1.01%	.94%	.95%	.90% A
Net investment income (loss)	1.32% A	1.60%	1.54%	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 340	$ 267	$ 159	$ 58	$ 28	$ 10
Portfolio turnover rate F	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, Class K and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,336,743
Gross unrealized depreciation	(699,633)
Net unrealized appreciation (depreciation)	$ 637,110

Tax cost	$ 10,004,534

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,928,482 and $4,061,142, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 536	$ 34
Class T	.25%	.25%	234	2
Class B	.75%	.25%	85	64
Class C	.75%	.25%	235	23
			$ 1,090	$ 123

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for
Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40
Class T	8
Class B*	14
Class C*	1
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 600.28
Class T	150.32
Class B	29.35
Class C	73.31
International Discovery	10,892.26
Class K	207.05
Institutional Class	318.20
	$ 12,269

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,908.39%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,055.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,447 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 3,889	$ 3,982
Class T	633	533
Class B	37	-
Class C	71	30
International Discovery	98,508	96,783
Class K	9,602	3,616
Institutional Class	3,682	2,761
Total	$ 116,422	$ 107,705
From net realized gain
Class A	$ 555	$ -
Class T	119	-
Class B	23	-
Class C	61	-
International Discovery	11,290	-
Class K	935	-
Institutional Class	391	-
Total	$ 13,374	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	3,087	5,354	$ 92,209	$ 128,318
Reinvestment of distributions	120	132	3,654	2,786
Shares redeemed	(3,190)	(7,017)	(95,523)	(163,223)
Net increase (decrease)	17	(1,531)	$ 340	$ (32,119)
Class T
Shares sold	759	1,335	$ 22,704	$ 31,263
Reinvestment of distributions	24	24	716	507
Shares redeemed	(642)	(1,140)	(19,100)	(25,765)
Net increase (decrease)	141	219	$ 4,320	$ 6,005
Class B
Shares sold	75	161	$ 2,239	$ 3,835
Reinvestment of distributions	2	-	54	-
Shares redeemed	(103)	(227)	(3,072)	(5,155)
Net increase (decrease)	(26)	(66)	$ (779)	$ (1,320)
Class C
Shares sold	272	920	$ 8,200	$ 20,539
Reinvestment of distributions	4	1	116	26
Shares redeemed	(223)	(953)	(6,621)	(22,201)
Net increase (decrease)	53	(32)	$ 1,695	$ (1,636)
International Discovery
Shares sold	28,260	74,803	$ 852,046	$ 1,831,653
Conversion to Class K	-	(12,549)	-	(279,461)
Reinvestment of distributions	3,453	4,362	105,461	92,471
Shares redeemed	(39,958)	(77,871)	(1,201,718)	(1,831,786)
Net increase (decrease)	(8,245)	(11,255)	$ (244,211)	$ (187,123)
Class K
Shares sold	6,474	10,015	$ 194,564	$ 246,074
Conversion from International Discovery	-	12,572	-	279,461
Reinvestment of distributions	346	171	10,537	3,616
Shares redeemed	(2,877)	(5,401)	(86,381)	(128,754)
Net increase (decrease)	3,943	17,357	$ 118,720	$ 400,397

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	3,205	10,440	$ 95,651	$ 235,326
Reinvestment of distributions	36	41	1,083	875
Shares redeemed	(1,224)	(7,843)	(36,357)	(169,915)
Net increase (decrease)	2,017	2,638	$ 60,377	$ 66,286

A Conversion transaction for Class K and International Discovery are for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

IGI-K-USAN-0610
1.863310.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Discovery
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.34%
Actual		$ 1,000.00	$ 1,058.30	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.63%
Actual		$ 1,000.00	$ 1,056.80	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.15%
Actual		$ 1,000.00	$ 1,053.70	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.12%
Actual		$ 1,000.00	$ 1,054.00	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
International Discovery	1.07%
Actual		$ 1,000.00	$ 1,059.50	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class K	.86%
Actual		$ 1,000.00	$ 1,060.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,059.80	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 20.0%
Japan 18.7%
France 9.6%
Switzerland 7.2%
Germany 6.7%
Netherlands 3.8%
Australia 3.0%
Spain 3.0%
United States of America 2.3%
Other 25.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 21.1%
Japan 15.5%
France 9.1%
Germany 8.4%
Switzerland 7.4%
Netherlands 4.0%
Australia 3.3%
Spain 3.3%
United States of America 2.5%
Other 25.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.3
Short-Term Investments and Net Other Assets	0.7	0.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.9	2.7
Nestle SA (Switzerland, Food Products)	1.4	1.6
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.4	1.4
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.5
Sanofi-Aventis (France, Pharmaceuticals)	1.3	0.7
Novartis AG (Switzerland, Pharmaceuticals)	1.2	0.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	2.0
ORIX Corp. (Japan, Consumer Finance)	1.2	0.7
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	1.1	0.7
	14.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	25.0
Consumer Discretionary	15.7	11.6
Information Technology	11.1	12.1
Industrials	11.0	11.6
Materials	9.6	9.5
Health Care	9.1	7.6
Energy	7.8	8.9
Consumer Staples	7.8	6.1
Telecommunication Services	4.0	5.4
Utilities	1.6	1.5

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
Australia - 3.0%
Australia & New Zealand Banking Group Ltd.	2,804,947	$ 62,111
Commonwealth Bank of Australia	1,350,216	72,223
JB Hi-Fi Ltd.	1,401,880	24,947
Macquarie Group Ltd.	1,771,573	80,762
Wesfarmers Ltd.	1,132,580	30,353
Westfield Group unit	2,381,694	28,124
TOTAL AUSTRALIA		298,520
Bailiwick of Jersey - 1.3%
Experian PLC	2,838,100	26,234
Informa PLC	10,104,753	60,980
Shire PLC	2,085,900	45,943
TOTAL BAILIWICK OF JERSEY		133,157
Belgium - 1.2%
Anheuser-Busch InBev SA NV (d)	1,885,220	91,465
Delhaize Group SA	310,400	25,672
TOTAL BELGIUM		117,137
Bermuda - 1.0%
Huabao International Holdings Ltd.	37,860,000	43,757
Li & Fung Ltd.	2,966,000	14,299
Noble Group Ltd.	19,914,000	43,191
TOTAL BERMUDA		101,247
Brazil - 0.6%
Vivo Participacoes SA sponsored ADR	2,363,500	62,562
British Virgin Islands - 0.3%
Playtech Ltd. (d)	3,758,978	28,585
Canada - 1.5%
InterOil Corp. (a)(d)	247,600	16,607
Niko Resources Ltd.	498,400	54,612
Open Text Corp. (a)	972,400	41,175
Petrobank Energy & Resources Ltd. (a)	813,500	41,011
TOTAL CANADA		153,405
Cayman Islands - 1.4%
BaWang International (Group) Holding Ltd. (d)	45,097,000	33,194
Belle International Holdings Ltd.	15,991,000	21,927
Bosideng International Holdings Ltd.	73,892,000	20,434
Ctrip.com International Ltd. sponsored ADR (a)	276,600	10,101
Eurasia Drilling Co. Ltd. GDR (f)	257,900	5,312
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hengdeli Holdings Ltd.	87,816,000	$ 36,618
Peak Sport Products Co. Ltd.	9,636,000	7,342
Shenguan Holdings Group Ltd.	7,386,000	6,829
TOTAL CAYMAN ISLANDS		141,757
China - 1.2%
Baidu.com, Inc. sponsored ADR (a)	59,800	41,220
NetEase.com, Inc. sponsored ADR (a)	263,453	9,187
Tencent Holdings Ltd.	1,563,800	32,339
ZTE Corp. (H Shares) (d)	9,862,296	35,329
TOTAL CHINA		118,075
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	1,070
Denmark - 1.8%
Carlsberg AS Series B	348,600	28,176
Novo Nordisk AS Series B	1,124,086	92,494
William Demant Holding AS (a)	927,000	63,232
TOTAL DENMARK		183,902
France - 9.6%
Atos Origin SA (a)	1,240,983	62,890
AXA SA (d)	2,521,066	50,438
BNP Paribas SA	918,730	63,111
Cap Gemini SA	1,071,000	53,951
Carrefour SA	621,367	30,459
Compagnie Generale de Geophysique SA (a)	1,085,600	32,687
Credit Agricole SA	808,777	11,563
Danone (d)	636,800	37,525
Essilor International SA	411,554	25,091
Iliad Group SA (d)	509,521	50,950
LVMH Moet Hennessy - Louis Vuitton	490,711	56,478
Pernod-Ricard SA	388,925	33,094
PPR SA	649,900	87,356
Sanofi-Aventis (d)	1,829,604	124,827
Schneider Electric SA (d)	755,082	85,733
Societe Generale Series A	816,363	43,598
Total SA	1,649,639	89,763
Unibail-Rodamco	118,400	22,380
TOTAL FRANCE		961,894
Common Stocks - continued
	Shares	Value (000s)
Germany - 6.3%
BASF AG (d)	625,119	$ 36,426
Bayerische Motoren Werke AG (BMW)	1,875,773	92,279
Deutsche Bank AG	603,882	41,475
Deutsche Boerse AG	645,625	50,076
Deutsche Postbank AG (a)(d)	669,500	22,997
E.ON AG (d)	2,680,450	98,588
GEA Group AG	2,094,883	46,464
HeidelbergCement AG	1,286,567	79,717
Metro AG (d)	439,200	26,276
Munich Re Group (d)	248,025	34,899
Siemens AG	1,022,981	99,884
TOTAL GERMANY		629,081
Greece - 0.4%
Coca-Cola Hellenic Bottling Co. SA	1,086,700	29,470
EFG Eurobank Ergasias SA	629,316	5,059
National Bank of Greece SA (a)	293,424	4,718
TOTAL GREECE		39,247
Hong Kong - 1.1%
BYD Electronic International Co. Ltd. (a)	21,255,000	15,123
Henderson Land Development Co. Ltd.	3,738,000	23,560
Henderson Land Development Co. Ltd. warrants 12/31/49 (a)	747,600	426
Techtronic Industries Co. Ltd.	65,201,500	67,752
TOTAL HONG KONG		106,861
India - 0.5%
Larsen & Toubro Ltd.	436,316	15,787
Reliance Industries Ltd.	903,416	20,931
State Bank of India	217,944	11,247
TOTAL INDIA		47,965
Indonesia - 0.3%
PT XL Axiata Tbk (a)	62,298,500	25,405
Ireland - 1.2%
Bank of Ireland (a)	5,824,700	12,873
CRH PLC	1,532,507	43,830
Ingersoll-Rand Co. Ltd.	731,600	27,055
Paddy Power PLC (Ireland)	1,157,297	40,702
TOTAL IRELAND		124,460
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.8%
Israel Chemicals Ltd.	1,513,500	$ 18,269
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,060,700	62,295
TOTAL ISRAEL		80,564
Italy - 1.8%
Intesa Sanpaolo SpA	5,602,109	18,466
Mediaset SpA	5,765,000	45,657
Prysmian SpA	964,200	17,363
Saipem SpA	2,530,988	94,521
TOTAL ITALY		176,007
Japan - 18.7%
ABC-Mart, Inc.	1,256,700	44,954
Asics Corp.	2,858,000	27,415
Canon, Inc.	1,929,350	88,260
Denso Corp.	1,627,300	47,492
Don Quijote Co. Ltd.	627,600	16,904
Fast Retailing Co. Ltd.	89,100	13,502
Goldcrest Co. Ltd.	437,930	11,991
GREE, Inc.	415,700	23,058
Honda Motor Co. Ltd.	1,791,100	60,610
JFE Holdings, Inc.	783,600	27,946
JSR Corp.	2,355,500	48,098
Keyence Corp.	286,200	68,526
Konica Minolta Holdings, Inc.	2,333,000	29,512
Mazda Motor Corp.	21,208,000	62,632
Misumi Group, Inc.	825,300	16,483
Mitsubishi Corp.	2,042,800	48,392
Mitsubishi UFJ Financial Group, Inc.	20,372,800	106,169
Mitsui & Co. Ltd.	3,594,700	54,028
Mizuho Financial Group, Inc.	5,753,000	11,078
NHK Spring Co. Ltd.	1,257,000	12,165
Nichi-iko Pharmaceutical Co. Ltd.	595,800	18,763
Nintendo Co. Ltd.	88,400	29,698
Nippon Electric Glass Co. Ltd.	2,780,000	42,649
Nitori Co. Ltd.	95,350	7,481
Nomura Holdings, Inc.	4,188,300	28,952
NSK Ltd.	5,663,000	43,200
Omron Corp.	3,471,500	81,198
ORIX Corp.	1,247,770	114,907
Rakuten, Inc.	82,574	64,086
Ricoh Co. Ltd.	3,548,000	60,275
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sawai Pharmaceutical Co. Ltd. (d)	160,300	$ 12,270
Shin-Etsu Chemical Co., Ltd.	1,160,100	66,878
SMC Corp.	353,700	50,948
SOFTBANK CORP.	3,470,500	77,621
Sony Corp.	1,270,700	43,510
Sony Financial Holdings, Inc.	7,099	25,621
Sumitomo Mitsui Financial Group, Inc.	2,014,000	66,610
THK Co. Ltd.	1,280,600	28,153
Tokyo Electron Ltd.	1,203,800	78,929
Toyota Motor Corp.	2,677,300	103,451
TOTAL JAPAN		1,864,415
Korea (South) - 2.2%
Kia Motors Corp.	912,890	22,271
NCsoft Corp.	378,993	56,339
NHN Corp. (a)	123,150	20,529
Samsung Electronics Co. Ltd.	100,289	76,243
Shinhan Financial Group Co. Ltd.	1,073,070	45,640
TOTAL KOREA (SOUTH)		221,022
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A (a)	1,738,100	67,490
L'Occitane Ltd.	440,000	855
Millicom International Cellular SA	282,400	24,930
TOTAL LUXEMBOURG		93,275
Mexico - 0.4%
Grupo Modelo SAB de CV Series C	7,255,400	40,024
Netherlands - 3.8%
Aegon NV (a)	5,749,900	40,219
ASML Holding NV (Netherlands)	1,450,800	47,609
Gemalto NV (d)	851,198	37,948
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,749,300	24,548
James Hardie Industries NV unit (a)	5,640,496	39,535
Koninklijke Philips Electronics NV	3,340,338	112,178
Randstad Holdings NV (a)	873,253	44,252
Wolters Kluwer NV (Certificaten Van Aandelen)	1,497,800	30,606
TOTAL NETHERLANDS		376,895
Norway - 1.3%
Aker Solutions ASA (d)	1,903,800	31,821
DnB NOR ASA (d)	3,698,155	43,774
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Pronova BioPharma ASA (a)(d)	6,308,490	$ 20,158
Sevan Marine ASA (a)	6,990,000	10,121
Yara International ASA	620,300	21,527
TOTAL NORWAY		127,401
Singapore - 0.3%
Keppel Corp. Ltd.	4,295,000	30,475
South Africa - 1.6%
African Rainbow Minerals Ltd.	1,243,800	33,636
AngloGold Ashanti Ltd. sponsored ADR	602,100	25,204
Clicks Group Ltd.	6,311,175	26,444
Naspers Ltd. Class N	563,100	22,870
Standard Bank Group Ltd.	1,349,000	20,946
Woolworths Holdings Ltd.	10,113,976	32,109
TOTAL SOUTH AFRICA		161,209
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	3,920,006	51,562
Banco Popular Espanol SA	2,055,100	14,553
Banco Santander SA	8,616,978	109,032
Inditex SA	398,393	24,661
Telefonica SA	4,230,780	95,775
TOTAL SPAIN		295,583
Sweden - 1.6%
Elekta AB (B Shares) (d)	2,525,000	65,584
H&M Hennes & Mauritz AB (B Shares) (d)	394,283	25,163
Intrum Justitia AB	562,852	6,648
Modern Times Group MTG AB (B Shares)	832,200	50,684
Skandinaviska Enskilda Banken AB (A Shares)	1,603,800	10,935
TOTAL SWEDEN		159,014
Switzerland - 7.2%
Adecco SA (Reg.)	780,208	45,892
BB BIOTECH AG	130,391	8,148
Compagnie Financiere Richemont SA Series A	714,744	26,364
Credit Suisse Group (Reg.)	644,315	29,574
Kuehne & Nagel International AG	197,400	20,659
Nestle SA	2,882,464	141,048
Nobel Biocare Holding AG (Switzerland)	641,740	14,066
Novartis AG	2,439,763	124,397
Partners Group Holding	176,756	23,666
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	628,748	$ 99,277
Sonova Holding AG Class B	552,577	68,503
Swiss Reinsurance Co.	886,145	38,433
The Swatch Group AG (Bearer)	79,320	23,239
Zurich Financial Services AG	259,686	57,574
TOTAL SWITZERLAND		720,840
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	27,372
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	8,599,400	31,521
United Kingdom - 20.0%
Aberdeen Asset Management PLC	16,366,626	34,364
Aegis Group PLC	7,593,391	15,084
Anglo American PLC (United Kingdom) (a)	1,394,300	59,216
Barclays PLC	20,015,493	102,802
BG Group PLC	5,025,900	84,940
BHP Billiton PLC	4,416,967	134,834
BlueBay Asset Management	1,558,800	8,893
BP PLC	13,276,600	115,782
British Land Co. PLC	3,039,504	21,582
Burberry Group PLC	2,019,500	20,681
Carphone Warehouse Group PLC (a)	13,627,765	40,088
Centrica PLC	9,004,500	40,441
Cookson Group PLC (a)	1,543,760	13,228
HSBC Holdings PLC (United Kingdom)	19,035,014	193,797
IG Group Holdings PLC	5,301,405	32,871
Imperial Tobacco Group PLC	2,645,704	75,361
InterContinental Hotel Group PLC	2,118,900	37,353
International Personal Finance PLC	9,709,188	40,024
Johnson Matthey PLC	1,363,000	36,244
Lloyds TSB Group PLC	41,940,164	41,955
Mothercare PLC	89,762	787
National Grid PLC	1,822,400	17,571
Prudential PLC	3,124,467	27,427
Reckitt Benckiser Group PLC	1,947,631	101,162
Rio Tinto PLC	2,750,844	139,908
Royal Dutch Shell PLC Class B	6,636,667	200,059
Schroders PLC	1,580,800	33,416
Serco Group PLC	4,842,766	46,474
SSL International PLC	4,962,409	65,009
Standard Chartered PLC (United Kingdom)	1,815,710	48,427
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
TalkTalk Telecom Group PLC (a)	22,924,592	$ 44,318
Taylor Wimpey PLC (a)	44,868,072	27,748
Ultra Electronics Holdings PLC	614,667	14,511
Vodafone Group PLC	8,963,743	19,860
Wolseley PLC (a)	1,433,164	35,788
Xstrata PLC	1,889,800	30,996
TOTAL UNITED KINGDOM		2,003,001
United States of America - 1.6%
AsiaInfo Holdings, Inc. (a)	502,800	14,285
Central European Distribution Corp. (a)	1,182,500	40,974
Cummins, Inc.	251,300	18,151
Regal-Beloit Corp.	784,900	49,661
Union Pacific Corp.	506,200	38,299
TOTAL UNITED STATES OF AMERICA		161,370
TOTAL COMMON STOCKS (Cost $9,064,310)		9,844,318
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.4%
ProSiebenSat.1 Media AG	2,278,100	42,861
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	40,341
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $81,500)		83,202
Money Market Funds - 7.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	41,548,546	$ 41,549
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	672,575,160	672,575
TOTAL MONEY MARKET FUNDS (Cost $714,124)		714,124
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $9,859,934)		10,641,644
NET OTHER ASSETS - (6.5)%		(649,226)
NET ASSETS - 100%		$ 9,992,418
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,312,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	2,055
Total	$ 2,115
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,243	$ -	$ -	$ -	$ 1,070
Total	$ 1,243	$ -	$ -	$ -	$ 1,070
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,003,001	$ -	$ 2,003,001	$ -
Japan	1,864,415	715,670	1,148,745	-
France	961,894	-	961,894	-
Switzerland	720,840	-	720,840	-
Germany	671,942	-	671,942	-
Netherlands	376,895	-	376,895	-
Australia	298,520	-	298,520	-
Spain	295,583	-	295,583	-
Korea (South)	221,022	-	221,022	-
Other	2,513,408	839,117	1,674,291	-
Money Market Funds	714,124	714,124	-	-
Total Investments in Securities:	$ 10,641,644	$ 2,268,911	$ 8,372,733	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $2,277,316,000 of which $637,482,000 and $1,639,834,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $637,912) - See accompanying schedule: Unaffiliated issuers (cost $9,138,908)	$ 9,926,450
Fidelity Central Funds (cost $714,124)	714,124
Other affiliated issuers (cost $6,902)	1,070
Total Investments (cost $9,859,934)		$ 10,641,644
Foreign currency held at value (cost $2,702)		2,703
Receivable for investments sold		90,958
Receivable for fund shares sold		12,516
Dividends receivable		47,606
Distributions receivable from Fidelity Central Funds		963
Prepaid expenses		15
Other receivables		4,056
Total assets		10,800,461

Liabilities
Payable for investments purchased	$ 109,985
Payable for fund shares redeemed	14,859
Accrued management fee	6,867
Distribution fees payable	188
Other affiliated payables	2,153
Other payables and accrued expenses	1,416
Collateral on securities loaned, at value	672,575
Total liabilities		808,043

Net Assets		$ 9,992,418
Net Assets consist of:
Paid in capital		$ 11,206,837
Undistributed net investment income		53,102
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,048,422)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		780,901
Net Assets		$ 9,992,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($434,291 ÷ 14,517.2 shares)	$ 29.92

Maximum offering price per share (100/94.25 of $29.92)	$ 31.75
Class T: Net Asset Value and redemption price per share ($91,260 ÷ 3,072.0 shares)	$ 29.71

Maximum offering price per share (100/96.50 of $29.71)	$ 30.79
Class B: Net Asset Value and offering price per share ($16,315 ÷ 551.3 shares)A	$ 29.59

Class C: Net Asset Value and offering price per share ($46,972 ÷ 1,582.9 shares)A	$ 29.67

International Discovery: Net Asset Value, offering price and redemption price per share ($8,240,095 ÷ 273,560.2 shares)	$ 30.12

Class K: Net Asset Value, offering price and redemption price per share ($823,253 ÷ 27,374.1 shares)	$ 30.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($340,232 ÷ 11,309.5 shares)	$ 30.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 121,712
Interest		1
Income from Fidelity Central Funds		2,115
		123,828
Less foreign taxes withheld		(8,527)
Total income		115,301

Expenses
Management fee Basic fee	$ 35,764
Performance adjustment	3,042
Transfer agent fees	12,269
Distribution fees	1,090
Accounting and security lending fees	903
Custodian fees and expenses	774
Independent trustees' compensation	28
Registration fees	203
Audit	68
Legal	28
Interest	2
Miscellaneous	77
Total expenses before reductions	54,248
Expense reductions	(2,447)	51,801
Net investment income (loss)		63,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $79)	385,633
Foreign currency transactions	(2,150)
Capital gain distributions from Fidelity Central Funds	14
Total net realized gain (loss)		383,497
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $199)	123,030
Assets and liabilities in foreign currencies	(895)
Total change in net unrealized appreciation (depreciation)		122,135
Net gain (loss)		505,632
Net increase (decrease) in net assets resulting from operations		$ 569,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,500	$ 120,477
Net realized gain (loss)	383,497	(1,782,481)
Change in net unrealized appreciation (depreciation)	122,135	3,333,708
Net increase (decrease) in net assets resulting from operations	569,132	1,671,704
Distributions to shareholders from net investment income	(116,422)	(107,705)
Distributions to shareholders from net realized gain	(13,374)	-
Total distributions	(129,796)	(107,705)
Share transactions - net increase (decrease)	(59,538)	250,490
Redemption fees	129	345
Total increase (decrease) in net assets	379,927	1,814,834

Net Assets
Beginning of period	9,612,491	7,797,657
End of period (including undistributed net investment income of $53,102 and undistributed net investment income of $106,024, respectively)	$ 9,992,418	$ 9,612,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.15	.31	.46	.44	.42	.28
Net realized and unrealized gain (loss)	1.52	4.84	(22.08)	11.76	7.19	2.88
Total from investment operations	1.67	5.15	(21.62)	12.20	7.61	3.16
Distributions from net investment income	(.28)	(.26)	(.37)	(.35)	(.31)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.32)	(.26)	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.92	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Total Return B, C, D	5.83%	22.14%	(47.65)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.37%	1.32%	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.34% A	1.37%	1.32%	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.29% A	1.32%	1.29%	1.22%	1.21%	1.36% A
Net investment income (loss)	.99% A	1.28%	1.27%	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 434	$ 414	$ 380	$ 417	$ 140	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.10	.24	.33	.29	.27	.20
Net realized and unrealized gain (loss)	1.51	4.81	(21.94)	11.71	7.18	2.88
Total from investment operations	1.61	5.05	(21.61)	12.00	7.45	3.08
Distributions from net investment income	(.21)	(.19)	(.29)	(.26)	(.24)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.25)	(.19)	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.71	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Total Return B, C, D	5.68%	21.79%	(47.84)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.65%	1.68%	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.63% A	1.65%	1.68%	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.58% A	1.60%	1.64%	1.60%	1.65%	1.69% A
Net investment income (loss)	.70% A	1.00%	.91%	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 83	$ 64	$ 53	$ 10	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.08	.08	.08
Net realized and unrealized gain (loss)	1.48	4.81	(21.77)	11.64	7.19	2.87
Total from investment operations	1.51	4.93	(21.62)	11.72	7.27	2.95
Distributions from net investment income	(.06)	-	(.16)	(.16)	(.11)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.10)	-	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.59	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Total Return B, C, D	5.37%	21.20%	(48.11)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.16%	2.19%	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.16%	2.19%	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.11% A	2.11%	2.15%	2.10%	2.19%	2.18% A
Net investment income (loss)	.18% A	.49%	.40%	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 15	$ 17	$ 4	$ 1
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.09	.11	.13
Net realized and unrealized gain (loss)	1.50	4.82	(21.82)	11.66	7.19	2.87
Total from investment operations	1.53	4.94	(21.67)	11.75	7.30	3.00
Distributions from net investment income	(.05)	(.02)	(.17)	(.14)	(.12)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.09)	(.02)	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.67	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Total Return B, C, D	5.40%	21.22%	(48.10)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.14%	2.17%	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.17%	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.07% A	2.09%	2.13%	2.08%	2.11%	1.98% A
Net investment income (loss)	.21% A	.51%	.42%	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 43	$ 36	$ 28	$ 6	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31
Income from Investment Operations
Net investment income (loss) D	.19	.37	.57	.53	.48	.37
Net realized and unrealized gain (loss)	1.53	4.88	(22.29)	11.84	7.25	5.24
Total from investment operations	1.72	5.25	(21.72)	12.37	7.73	5.61
Distributions from net investment income	(.35)	(.34)	(.41)	(.38)	(.31)	(.15)
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	(.12)
Total distributions	(.39)	(.34)	(2.08)	(1.36)	(1.71)	(.27)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.12	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65
Total Return B, C	5.95%	22.47%	(47.55)%	34.85%	26.34%	22.29%
Ratios to Average Net Assets E, G
Expenses before reductions	1.07% A	1.12%	1.09%	1.04%	1.09%	1.08%
Expenses net of fee waivers, if any	1.07% A	1.12%	1.09%	1.04%	1.08%	1.07%
Expenses net of all reductions	1.02% A	1.07%	1.05%	1.00%	1.03%	1.01%
Net investment income (loss)	1.26% A	1.53%	1.51%	1.30%	1.41%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 8,240	$ 8,114	$ 6,999	$ 14,176	$ 8,054	$ 3,949
Portfolio turnover rate F	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.22	.44	.10
Net realized and unrealized gain (loss)	1.52	4.86	(16.52)
Total from investment operations	1.74	5.30	(16.42)
Distributions from net investment income	(.41)	(.42)	-
Distributions from net realized gain	(.04)	-	-
Total distributions	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 30.07	$ 28.78	$ 23.90
Total Return B, C	6.03%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.88%	.93% A
Expenses net of fee waivers, if any	.86% A	.88%	.93% A
Expenses net of all reductions	.81% A	.83%	.89% A
Net investment income (loss)	1.47% A	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 823	$ 674	$ 145
Portfolio turnover rate F	80% A	98%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.20	.39	.53	.55	.51	.38
Net realized and unrealized gain (loss)	1.53	4.86	(22.24)	11.85	7.25	2.89
Total from investment operations	1.73	5.25	(21.71)	12.40	7.76	3.27
Distributions from net investment income	(.38)	(.39)	(.44)	(.40)	(.33)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.42)	(.39)	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.08	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Total Return B, C	5.98%	22.52%	(47.51)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.05%	1.05%	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.01% A	1.05%	1.05%	.97%	1.00%	.97% A
Expenses net of all reductions	.96% A	1.00%	1.01%	.94%	.95%	.90% A
Net investment income (loss)	1.32% A	1.60%	1.54%	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 340	$ 267	$ 159	$ 58	$ 28	$ 10
Portfolio turnover rate F	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, Class K and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,336,743
Gross unrealized depreciation	(699,633)
Net unrealized appreciation (depreciation)	$ 637,110

Tax cost	$ 10,004,534

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,928,482 and $4,061,142, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 536	$ 34
Class T	.25%	.25%	234	2
Class B	.75%	.25%	85	64
Class C	.75%	.25%	235	23
			$ 1,090	$ 123

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for
Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40
Class T	8
Class B*	14
Class C*	1
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 600.28
Class T	150.32
Class B	29.35
Class C	73.31
International Discovery	10,892.26
Class K	207.05
Institutional Class	318.20
	$ 12,269

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,908.39%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,055.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,447 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 3,889	$ 3,982
Class T	633	533
Class B	37	-
Class C	71	30
International Discovery	98,508	96,783
Class K	9,602	3,616
Institutional Class	3,682	2,761
Total	$ 116,422	$ 107,705
From net realized gain
Class A	$ 555	$ -
Class T	119	-
Class B	23	-
Class C	61	-
International Discovery	11,290	-
Class K	935	-
Institutional Class	391	-
Total	$ 13,374	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	3,087	5,354	$ 92,209	$ 128,318
Reinvestment of distributions	120	132	3,654	2,786
Shares redeemed	(3,190)	(7,017)	(95,523)	(163,223)
Net increase (decrease)	17	(1,531)	$ 340	$ (32,119)
Class T
Shares sold	759	1,335	$ 22,704	$ 31,263
Reinvestment of distributions	24	24	716	507
Shares redeemed	(642)	(1,140)	(19,100)	(25,765)
Net increase (decrease)	141	219	$ 4,320	$ 6,005
Class B
Shares sold	75	161	$ 2,239	$ 3,835
Reinvestment of distributions	2	-	54	-
Shares redeemed	(103)	(227)	(3,072)	(5,155)
Net increase (decrease)	(26)	(66)	$ (779)	$ (1,320)
Class C
Shares sold	272	920	$ 8,200	$ 20,539
Reinvestment of distributions	4	1	116	26
Shares redeemed	(223)	(953)	(6,621)	(22,201)
Net increase (decrease)	53	(32)	$ 1,695	$ (1,636)
International Discovery
Shares sold	28,260	74,803	$ 852,046	$ 1,831,653
Conversion to Class K	-	(12,549)	-	(279,461)
Reinvestment of distributions	3,453	4,362	105,461	92,471
Shares redeemed	(39,958)	(77,871)	(1,201,718)	(1,831,786)
Net increase (decrease)	(8,245)	(11,255)	$ (244,211)	$ (187,123)
Class K
Shares sold	6,474	10,015	$ 194,564	$ 246,074
Conversion from International Discovery	-	12,572	-	279,461
Reinvestment of distributions	346	171	10,537	3,616
Shares redeemed	(2,877)	(5,401)	(86,381)	(128,754)
Net increase (decrease)	3,943	17,357	$ 118,720	$ 400,397
Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	3,205	10,440	$ 95,651	$ 235,326
Reinvestment of distributions	36	41	1,083	875
Shares redeemed	(1,224)	(7,843)	(36,357)	(169,915)
Net increase (decrease)	2,017	2,638	$ 60,377	$ 66,286

A Conversion transaction for Class K and International Discovery are for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AID-USAN-0610
1.806663.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Discovery
Fund - Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is
a class of Fidelity®
International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.34%
Actual		$ 1,000.00	$ 1,058.30	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.63%
Actual		$ 1,000.00	$ 1,056.80	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.15%
Actual		$ 1,000.00	$ 1,053.70	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.12%
Actual		$ 1,000.00	$ 1,054.00	$ 10.80
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
International Discovery	1.07%
Actual		$ 1,000.00	$ 1,059.50	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class K	.86%
Actual		$ 1,000.00	$ 1,060.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,059.80	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 20.0%
Japan 18.7%
France 9.6%
Switzerland 7.2%
Germany 6.7%
Netherlands 3.8%
Australia 3.0%
Spain 3.0%
United States of America 2.3%
Other 25.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 21.1%
Japan 15.5%
France 9.1%
Germany 8.4%
Switzerland 7.4%
Netherlands 4.0%
Australia 3.3%
Spain 3.3%
United States of America 2.5%
Other 25.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.3
Short-Term Investments and Net Other Assets	0.7	0.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.9	2.7
Nestle SA (Switzerland, Food Products)	1.4	1.6
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.4	1.4
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.5
Sanofi-Aventis (France, Pharmaceuticals)	1.3	0.7
Novartis AG (Switzerland, Pharmaceuticals)	1.2	0.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	2.0
ORIX Corp. (Japan, Consumer Finance)	1.2	0.7
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	1.1	0.7
	14.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	25.0
Consumer Discretionary	15.7	11.6
Information Technology	11.1	12.1
Industrials	11.0	11.6
Materials	9.6	9.5
Health Care	9.1	7.6
Energy	7.8	8.9
Consumer Staples	7.8	6.1
Telecommunication Services	4.0	5.4
Utilities	1.6	1.5

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
Australia - 3.0%
Australia & New Zealand Banking Group Ltd.	2,804,947	$ 62,111
Commonwealth Bank of Australia	1,350,216	72,223
JB Hi-Fi Ltd.	1,401,880	24,947
Macquarie Group Ltd.	1,771,573	80,762
Wesfarmers Ltd.	1,132,580	30,353
Westfield Group unit	2,381,694	28,124
TOTAL AUSTRALIA		298,520
Bailiwick of Jersey - 1.3%
Experian PLC	2,838,100	26,234
Informa PLC	10,104,753	60,980
Shire PLC	2,085,900	45,943
TOTAL BAILIWICK OF JERSEY		133,157
Belgium - 1.2%
Anheuser-Busch InBev SA NV (d)	1,885,220	91,465
Delhaize Group SA	310,400	25,672
TOTAL BELGIUM		117,137
Bermuda - 1.0%
Huabao International Holdings Ltd.	37,860,000	43,757
Li & Fung Ltd.	2,966,000	14,299
Noble Group Ltd.	19,914,000	43,191
TOTAL BERMUDA		101,247
Brazil - 0.6%
Vivo Participacoes SA sponsored ADR	2,363,500	62,562
British Virgin Islands - 0.3%
Playtech Ltd. (d)	3,758,978	28,585
Canada - 1.5%
InterOil Corp. (a)(d)	247,600	16,607
Niko Resources Ltd.	498,400	54,612
Open Text Corp. (a)	972,400	41,175
Petrobank Energy & Resources Ltd. (a)	813,500	41,011
TOTAL CANADA		153,405
Cayman Islands - 1.4%
BaWang International (Group) Holding Ltd. (d)	45,097,000	33,194
Belle International Holdings Ltd.	15,991,000	21,927
Bosideng International Holdings Ltd.	73,892,000	20,434
Ctrip.com International Ltd. sponsored ADR (a)	276,600	10,101
Eurasia Drilling Co. Ltd. GDR (f)	257,900	5,312
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hengdeli Holdings Ltd.	87,816,000	$ 36,618
Peak Sport Products Co. Ltd.	9,636,000	7,342
Shenguan Holdings Group Ltd.	7,386,000	6,829
TOTAL CAYMAN ISLANDS		141,757
China - 1.2%
Baidu.com, Inc. sponsored ADR (a)	59,800	41,220
NetEase.com, Inc. sponsored ADR (a)	263,453	9,187
Tencent Holdings Ltd.	1,563,800	32,339
ZTE Corp. (H Shares) (d)	9,862,296	35,329
TOTAL CHINA		118,075
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	1,070
Denmark - 1.8%
Carlsberg AS Series B	348,600	28,176
Novo Nordisk AS Series B	1,124,086	92,494
William Demant Holding AS (a)	927,000	63,232
TOTAL DENMARK		183,902
France - 9.6%
Atos Origin SA (a)	1,240,983	62,890
AXA SA (d)	2,521,066	50,438
BNP Paribas SA	918,730	63,111
Cap Gemini SA	1,071,000	53,951
Carrefour SA	621,367	30,459
Compagnie Generale de Geophysique SA (a)	1,085,600	32,687
Credit Agricole SA	808,777	11,563
Danone (d)	636,800	37,525
Essilor International SA	411,554	25,091
Iliad Group SA (d)	509,521	50,950
LVMH Moet Hennessy - Louis Vuitton	490,711	56,478
Pernod-Ricard SA	388,925	33,094
PPR SA	649,900	87,356
Sanofi-Aventis (d)	1,829,604	124,827
Schneider Electric SA (d)	755,082	85,733
Societe Generale Series A	816,363	43,598
Total SA	1,649,639	89,763
Unibail-Rodamco	118,400	22,380
TOTAL FRANCE		961,894
Common Stocks - continued
	Shares	Value (000s)
Germany - 6.3%
BASF AG (d)	625,119	$ 36,426
Bayerische Motoren Werke AG (BMW)	1,875,773	92,279
Deutsche Bank AG	603,882	41,475
Deutsche Boerse AG	645,625	50,076
Deutsche Postbank AG (a)(d)	669,500	22,997
E.ON AG (d)	2,680,450	98,588
GEA Group AG	2,094,883	46,464
HeidelbergCement AG	1,286,567	79,717
Metro AG (d)	439,200	26,276
Munich Re Group (d)	248,025	34,899
Siemens AG	1,022,981	99,884
TOTAL GERMANY		629,081
Greece - 0.4%
Coca-Cola Hellenic Bottling Co. SA	1,086,700	29,470
EFG Eurobank Ergasias SA	629,316	5,059
National Bank of Greece SA (a)	293,424	4,718
TOTAL GREECE		39,247
Hong Kong - 1.1%
BYD Electronic International Co. Ltd. (a)	21,255,000	15,123
Henderson Land Development Co. Ltd.	3,738,000	23,560
Henderson Land Development Co. Ltd. warrants 12/31/49 (a)	747,600	426
Techtronic Industries Co. Ltd.	65,201,500	67,752
TOTAL HONG KONG		106,861
India - 0.5%
Larsen & Toubro Ltd.	436,316	15,787
Reliance Industries Ltd.	903,416	20,931
State Bank of India	217,944	11,247
TOTAL INDIA		47,965
Indonesia - 0.3%
PT XL Axiata Tbk (a)	62,298,500	25,405
Ireland - 1.2%
Bank of Ireland (a)	5,824,700	12,873
CRH PLC	1,532,507	43,830
Ingersoll-Rand Co. Ltd.	731,600	27,055
Paddy Power PLC (Ireland)	1,157,297	40,702
TOTAL IRELAND		124,460
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.8%
Israel Chemicals Ltd.	1,513,500	$ 18,269
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,060,700	62,295
TOTAL ISRAEL		80,564
Italy - 1.8%
Intesa Sanpaolo SpA	5,602,109	18,466
Mediaset SpA	5,765,000	45,657
Prysmian SpA	964,200	17,363
Saipem SpA	2,530,988	94,521
TOTAL ITALY		176,007
Japan - 18.7%
ABC-Mart, Inc.	1,256,700	44,954
Asics Corp.	2,858,000	27,415
Canon, Inc.	1,929,350	88,260
Denso Corp.	1,627,300	47,492
Don Quijote Co. Ltd.	627,600	16,904
Fast Retailing Co. Ltd.	89,100	13,502
Goldcrest Co. Ltd.	437,930	11,991
GREE, Inc.	415,700	23,058
Honda Motor Co. Ltd.	1,791,100	60,610
JFE Holdings, Inc.	783,600	27,946
JSR Corp.	2,355,500	48,098
Keyence Corp.	286,200	68,526
Konica Minolta Holdings, Inc.	2,333,000	29,512
Mazda Motor Corp.	21,208,000	62,632
Misumi Group, Inc.	825,300	16,483
Mitsubishi Corp.	2,042,800	48,392
Mitsubishi UFJ Financial Group, Inc.	20,372,800	106,169
Mitsui & Co. Ltd.	3,594,700	54,028
Mizuho Financial Group, Inc.	5,753,000	11,078
NHK Spring Co. Ltd.	1,257,000	12,165
Nichi-iko Pharmaceutical Co. Ltd.	595,800	18,763
Nintendo Co. Ltd.	88,400	29,698
Nippon Electric Glass Co. Ltd.	2,780,000	42,649
Nitori Co. Ltd.	95,350	7,481
Nomura Holdings, Inc.	4,188,300	28,952
NSK Ltd.	5,663,000	43,200
Omron Corp.	3,471,500	81,198
ORIX Corp.	1,247,770	114,907
Rakuten, Inc.	82,574	64,086
Ricoh Co. Ltd.	3,548,000	60,275
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sawai Pharmaceutical Co. Ltd. (d)	160,300	$ 12,270
Shin-Etsu Chemical Co., Ltd.	1,160,100	66,878
SMC Corp.	353,700	50,948
SOFTBANK CORP.	3,470,500	77,621
Sony Corp.	1,270,700	43,510
Sony Financial Holdings, Inc.	7,099	25,621
Sumitomo Mitsui Financial Group, Inc.	2,014,000	66,610
THK Co. Ltd.	1,280,600	28,153
Tokyo Electron Ltd.	1,203,800	78,929
Toyota Motor Corp.	2,677,300	103,451
TOTAL JAPAN		1,864,415
Korea (South) - 2.2%
Kia Motors Corp.	912,890	22,271
NCsoft Corp.	378,993	56,339
NHN Corp. (a)	123,150	20,529
Samsung Electronics Co. Ltd.	100,289	76,243
Shinhan Financial Group Co. Ltd.	1,073,070	45,640
TOTAL KOREA (SOUTH)		221,022
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A (a)	1,738,100	67,490
L'Occitane Ltd.	440,000	855
Millicom International Cellular SA	282,400	24,930
TOTAL LUXEMBOURG		93,275
Mexico - 0.4%
Grupo Modelo SAB de CV Series C	7,255,400	40,024
Netherlands - 3.8%
Aegon NV (a)	5,749,900	40,219
ASML Holding NV (Netherlands)	1,450,800	47,609
Gemalto NV (d)	851,198	37,948
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,749,300	24,548
James Hardie Industries NV unit (a)	5,640,496	39,535
Koninklijke Philips Electronics NV	3,340,338	112,178
Randstad Holdings NV (a)	873,253	44,252
Wolters Kluwer NV (Certificaten Van Aandelen)	1,497,800	30,606
TOTAL NETHERLANDS		376,895
Norway - 1.3%
Aker Solutions ASA (d)	1,903,800	31,821
DnB NOR ASA (d)	3,698,155	43,774
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Pronova BioPharma ASA (a)(d)	6,308,490	$ 20,158
Sevan Marine ASA (a)	6,990,000	10,121
Yara International ASA	620,300	21,527
TOTAL NORWAY		127,401
Singapore - 0.3%
Keppel Corp. Ltd.	4,295,000	30,475
South Africa - 1.6%
African Rainbow Minerals Ltd.	1,243,800	33,636
AngloGold Ashanti Ltd. sponsored ADR	602,100	25,204
Clicks Group Ltd.	6,311,175	26,444
Naspers Ltd. Class N	563,100	22,870
Standard Bank Group Ltd.	1,349,000	20,946
Woolworths Holdings Ltd.	10,113,976	32,109
TOTAL SOUTH AFRICA		161,209
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	3,920,006	51,562
Banco Popular Espanol SA	2,055,100	14,553
Banco Santander SA	8,616,978	109,032
Inditex SA	398,393	24,661
Telefonica SA	4,230,780	95,775
TOTAL SPAIN		295,583
Sweden - 1.6%
Elekta AB (B Shares) (d)	2,525,000	65,584
H&M Hennes & Mauritz AB (B Shares) (d)	394,283	25,163
Intrum Justitia AB	562,852	6,648
Modern Times Group MTG AB (B Shares)	832,200	50,684
Skandinaviska Enskilda Banken AB (A Shares)	1,603,800	10,935
TOTAL SWEDEN		159,014
Switzerland - 7.2%
Adecco SA (Reg.)	780,208	45,892
BB BIOTECH AG	130,391	8,148
Compagnie Financiere Richemont SA Series A	714,744	26,364
Credit Suisse Group (Reg.)	644,315	29,574
Kuehne & Nagel International AG	197,400	20,659
Nestle SA	2,882,464	141,048
Nobel Biocare Holding AG (Switzerland)	641,740	14,066
Novartis AG	2,439,763	124,397
Partners Group Holding	176,756	23,666
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	628,748	$ 99,277
Sonova Holding AG Class B	552,577	68,503
Swiss Reinsurance Co.	886,145	38,433
The Swatch Group AG (Bearer)	79,320	23,239
Zurich Financial Services AG	259,686	57,574
TOTAL SWITZERLAND		720,840
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	27,372
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	8,599,400	31,521
United Kingdom - 20.0%
Aberdeen Asset Management PLC	16,366,626	34,364
Aegis Group PLC	7,593,391	15,084
Anglo American PLC (United Kingdom) (a)	1,394,300	59,216
Barclays PLC	20,015,493	102,802
BG Group PLC	5,025,900	84,940
BHP Billiton PLC	4,416,967	134,834
BlueBay Asset Management	1,558,800	8,893
BP PLC	13,276,600	115,782
British Land Co. PLC	3,039,504	21,582
Burberry Group PLC	2,019,500	20,681
Carphone Warehouse Group PLC (a)	13,627,765	40,088
Centrica PLC	9,004,500	40,441
Cookson Group PLC (a)	1,543,760	13,228
HSBC Holdings PLC (United Kingdom)	19,035,014	193,797
IG Group Holdings PLC	5,301,405	32,871
Imperial Tobacco Group PLC	2,645,704	75,361
InterContinental Hotel Group PLC	2,118,900	37,353
International Personal Finance PLC	9,709,188	40,024
Johnson Matthey PLC	1,363,000	36,244
Lloyds TSB Group PLC	41,940,164	41,955
Mothercare PLC	89,762	787
National Grid PLC	1,822,400	17,571
Prudential PLC	3,124,467	27,427
Reckitt Benckiser Group PLC	1,947,631	101,162
Rio Tinto PLC	2,750,844	139,908
Royal Dutch Shell PLC Class B	6,636,667	200,059
Schroders PLC	1,580,800	33,416
Serco Group PLC	4,842,766	46,474
SSL International PLC	4,962,409	65,009
Standard Chartered PLC (United Kingdom)	1,815,710	48,427
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
TalkTalk Telecom Group PLC (a)	22,924,592	$ 44,318
Taylor Wimpey PLC (a)	44,868,072	27,748
Ultra Electronics Holdings PLC	614,667	14,511
Vodafone Group PLC	8,963,743	19,860
Wolseley PLC (a)	1,433,164	35,788
Xstrata PLC	1,889,800	30,996
TOTAL UNITED KINGDOM		2,003,001
United States of America - 1.6%
AsiaInfo Holdings, Inc. (a)	502,800	14,285
Central European Distribution Corp. (a)	1,182,500	40,974
Cummins, Inc.	251,300	18,151
Regal-Beloit Corp.	784,900	49,661
Union Pacific Corp.	506,200	38,299
TOTAL UNITED STATES OF AMERICA		161,370
TOTAL COMMON STOCKS (Cost $9,064,310)		9,844,318
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.4%
ProSiebenSat.1 Media AG	2,278,100	42,861
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	40,341
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $81,500)		83,202
Money Market Funds - 7.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	41,548,546	$ 41,549
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	672,575,160	672,575
TOTAL MONEY MARKET FUNDS (Cost $714,124)		714,124
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $9,859,934)		10,641,644
NET OTHER ASSETS - (6.5)%		(649,226)
NET ASSETS - 100%		$ 9,992,418
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,312,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	2,055
Total	$ 2,115
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,243	$ -	$ -	$ -	$ 1,070
Total	$ 1,243	$ -	$ -	$ -	$ 1,070
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,003,001	$ -	$ 2,003,001	$ -
Japan	1,864,415	715,670	1,148,745	-
France	961,894	-	961,894	-
Switzerland	720,840	-	720,840	-
Germany	671,942	-	671,942	-
Netherlands	376,895	-	376,895	-
Australia	298,520	-	298,520	-
Spain	295,583	-	295,583	-
Korea (South)	221,022	-	221,022	-
Other	2,513,408	839,117	1,674,291	-
Money Market Funds	714,124	714,124	-	-
Total Investments in Securities:	$ 10,641,644	$ 2,268,911	$ 8,372,733	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $2,277,316,000 of which $637,482,000 and $1,639,834,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $637,912) - See accompanying schedule: Unaffiliated issuers (cost $9,138,908)	$ 9,926,450
Fidelity Central Funds (cost $714,124)	714,124
Other affiliated issuers (cost $6,902)	1,070
Total Investments (cost $9,859,934)		$ 10,641,644
Foreign currency held at value (cost $2,702)		2,703
Receivable for investments sold		90,958
Receivable for fund shares sold		12,516
Dividends receivable		47,606
Distributions receivable from Fidelity Central Funds		963
Prepaid expenses		15
Other receivables		4,056
Total assets		10,800,461

Liabilities
Payable for investments purchased	$ 109,985
Payable for fund shares redeemed	14,859
Accrued management fee	6,867
Distribution fees payable	188
Other affiliated payables	2,153
Other payables and accrued expenses	1,416
Collateral on securities loaned, at value	672,575
Total liabilities		808,043

Net Assets		$ 9,992,418
Net Assets consist of:
Paid in capital		$ 11,206,837
Undistributed net investment income		53,102
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,048,422)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		780,901
Net Assets		$ 9,992,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($434,291 ÷ 14,517.2 shares)	$ 29.92

Maximum offering price per share (100/94.25 of $29.92)	$ 31.75
Class T: Net Asset Value and redemption price per share ($91,260 ÷ 3,072.0 shares)	$ 29.71

Maximum offering price per share (100/96.50 of $29.71)	$ 30.79
Class B: Net Asset Value and offering price per share ($16,315 ÷ 551.3 shares)A	$ 29.59

Class C: Net Asset Value and offering price per share ($46,972 ÷ 1,582.9 shares)A	$ 29.67

International Discovery: Net Asset Value, offering price and redemption price per share ($8,240,095 ÷ 273,560.2 shares)	$ 30.12

Class K: Net Asset Value, offering price and redemption price per share ($823,253 ÷ 27,374.1 shares)	$ 30.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($340,232 ÷ 11,309.5 shares)	$ 30.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 121,712
Interest		1
Income from Fidelity Central Funds		2,115
		123,828
Less foreign taxes withheld		(8,527)
Total income		115,301

Expenses
Management fee Basic fee	$ 35,764
Performance adjustment	3,042
Transfer agent fees	12,269
Distribution fees	1,090
Accounting and security lending fees	903
Custodian fees and expenses	774
Independent trustees' compensation	28
Registration fees	203
Audit	68
Legal	28
Interest	2
Miscellaneous	77
Total expenses before reductions	54,248
Expense reductions	(2,447)	51,801
Net investment income (loss)		63,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $79)	385,633
Foreign currency transactions	(2,150)
Capital gain distributions from Fidelity Central Funds	14
Total net realized gain (loss)		383,497
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $199)	123,030
Assets and liabilities in foreign currencies	(895)
Total change in net unrealized appreciation (depreciation)		122,135
Net gain (loss)		505,632
Net increase (decrease) in net assets resulting from operations		$ 569,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,500	$ 120,477
Net realized gain (loss)	383,497	(1,782,481)
Change in net unrealized appreciation (depreciation)	122,135	3,333,708
Net increase (decrease) in net assets resulting from operations	569,132	1,671,704
Distributions to shareholders from net investment income	(116,422)	(107,705)
Distributions to shareholders from net realized gain	(13,374)	-
Total distributions	(129,796)	(107,705)
Share transactions - net increase (decrease)	(59,538)	250,490
Redemption fees	129	345
Total increase (decrease) in net assets	379,927	1,814,834

Net Assets
Beginning of period	9,612,491	7,797,657
End of period (including undistributed net investment income of $53,102 and undistributed net investment income of $106,024, respectively)	$ 9,992,418	$ 9,612,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.15	.31	.46	.44	.42	.28
Net realized and unrealized gain (loss)	1.52	4.84	(22.08)	11.76	7.19	2.88
Total from investment operations	1.67	5.15	(21.62)	12.20	7.61	3.16
Distributions from net investment income	(.28)	(.26)	(.37)	(.35)	(.31)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.32)	(.26)	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.92	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Total Return B, C, D	5.83%	22.14%	(47.65)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.37%	1.32%	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.34% A	1.37%	1.32%	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.29% A	1.32%	1.29%	1.22%	1.21%	1.36% A
Net investment income (loss)	.99% A	1.28%	1.27%	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 434	$ 414	$ 380	$ 417	$ 140	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.10	.24	.33	.29	.27	.20
Net realized and unrealized gain (loss)	1.51	4.81	(21.94)	11.71	7.18	2.88
Total from investment operations	1.61	5.05	(21.61)	12.00	7.45	3.08
Distributions from net investment income	(.21)	(.19)	(.29)	(.26)	(.24)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.25)	(.19)	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.71	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Total Return B, C, D	5.68%	21.79%	(47.84)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.65%	1.68%	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.63% A	1.65%	1.68%	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.58% A	1.60%	1.64%	1.60%	1.65%	1.69% A
Net investment income (loss)	.70% A	1.00%	.91%	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 83	$ 64	$ 53	$ 10	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.08	.08	.08
Net realized and unrealized gain (loss)	1.48	4.81	(21.77)	11.64	7.19	2.87
Total from investment operations	1.51	4.93	(21.62)	11.72	7.27	2.95
Distributions from net investment income	(.06)	-	(.16)	(.16)	(.11)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.10)	-	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.59	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Total Return B, C, D	5.37%	21.20%	(48.11)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.16%	2.19%	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.16%	2.19%	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.11% A	2.11%	2.15%	2.10%	2.19%	2.18% A
Net investment income (loss)	.18% A	.49%	.40%	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 15	$ 17	$ 4	$ 1
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.09	.11	.13
Net realized and unrealized gain (loss)	1.50	4.82	(21.82)	11.66	7.19	2.87
Total from investment operations	1.53	4.94	(21.67)	11.75	7.30	3.00
Distributions from net investment income	(.05)	(.02)	(.17)	(.14)	(.12)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.09)	(.02)	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.67	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Total Return B, C, D	5.40%	21.22%	(48.10)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.14%	2.17%	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.17%	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.07% A	2.09%	2.13%	2.08%	2.11%	1.98% A
Net investment income (loss)	.21% A	.51%	.42%	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 43	$ 36	$ 28	$ 6	$ 2
Portfolio turnover rate G	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31
Income from Investment Operations
Net investment income (loss) D	.19	.37	.57	.53	.48	.37
Net realized and unrealized gain (loss)	1.53	4.88	(22.29)	11.84	7.25	5.24
Total from investment operations	1.72	5.25	(21.72)	12.37	7.73	5.61
Distributions from net investment income	(.35)	(.34)	(.41)	(.38)	(.31)	(.15)
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	(.12)
Total distributions	(.39)	(.34)	(2.08)	(1.36)	(1.71)	(.27)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.12	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65
Total Return B, C	5.95%	22.47%	(47.55)%	34.85%	26.34%	22.29%
Ratios to Average Net Assets E, G
Expenses before reductions	1.07% A	1.12%	1.09%	1.04%	1.09%	1.08%
Expenses net of fee waivers, if any	1.07% A	1.12%	1.09%	1.04%	1.08%	1.07%
Expenses net of all reductions	1.02% A	1.07%	1.05%	1.00%	1.03%	1.01%
Net investment income (loss)	1.26% A	1.53%	1.51%	1.30%	1.41%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 8,240	$ 8,114	$ 6,999	$ 14,176	$ 8,054	$ 3,949
Portfolio turnover rate F	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.22	.44	.10
Net realized and unrealized gain (loss)	1.52	4.86	(16.52)
Total from investment operations	1.74	5.30	(16.42)
Distributions from net investment income	(.41)	(.42)	-
Distributions from net realized gain	(.04)	-	-
Total distributions	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 30.07	$ 28.78	$ 23.90
Total Return B, C	6.03%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.88%	.93% A
Expenses net of fee waivers, if any	.86% A	.88%	.93% A
Expenses net of all reductions	.81% A	.83%	.89% A
Net investment income (loss)	1.47% A	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 823	$ 674	$ 145
Portfolio turnover rate F	80% A	98%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.20	.39	.53	.55	.51	.38
Net realized and unrealized gain (loss)	1.53	4.86	(22.24)	11.85	7.25	2.89
Total from investment operations	1.73	5.25	(21.71)	12.40	7.76	3.27
Distributions from net investment income	(.38)	(.39)	(.44)	(.40)	(.33)	-
Distributions from net realized gain	(.04)	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.42)	(.39)	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.08	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Total Return B, C	5.98%	22.52%	(47.51)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.05%	1.05%	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.01% A	1.05%	1.05%	.97%	1.00%	.97% A
Expenses net of all reductions	.96% A	1.00%	1.01%	.94%	.95%	.90% A
Net investment income (loss)	1.32% A	1.60%	1.54%	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 340	$ 267	$ 159	$ 58	$ 28	$ 10
Portfolio turnover rate F	80% A	98%	79%	56%	56%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, Class K and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,336,743
Gross unrealized depreciation	(699,633)
Net unrealized appreciation (depreciation)	$ 637,110

Tax cost	$ 10,004,534

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,928,482 and $4,061,142, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 536	$ 34
Class T	.25%	.25%	234	2
Class B	.75%	.25%	85	64
Class C	.75%	.25%	235	23
			$ 1,090	$ 123

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for
Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40
Class T	8
Class B*	14
Class C*	1
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 600.28
Class T	150.32
Class B	29.35
Class C	73.31
International Discovery	10,892.26
Class K	207.05
Institutional Class	318.20
	$ 12,269

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,908.39%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,055.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,447 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 3,889	$ 3,982
Class T	633	533
Class B	37	-
Class C	71	30
International Discovery	98,508	96,783
Class K	9,602	3,616
Institutional Class	3,682	2,761
Total	$ 116,422	$ 107,705
From net realized gain
Class A	$ 555	$ -
Class T	119	-
Class B	23	-
Class C	61	-
International Discovery	11,290	-
Class K	935	-
Institutional Class	391	-
Total	$ 13,374	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Class A
Shares sold	3,087	5,354	$ 92,209	$ 128,318
Reinvestment of distributions	120	132	3,654	2,786
Shares redeemed	(3,190)	(7,017)	(95,523)	(163,223)
Net increase (decrease)	17	(1,531)	$ 340	$ (32,119)
Class T
Shares sold	759	1,335	$ 22,704	$ 31,263
Reinvestment of distributions	24	24	716	507
Shares redeemed	(642)	(1,140)	(19,100)	(25,765)
Net increase (decrease)	141	219	$ 4,320	$ 6,005
Class B
Shares sold	75	161	$ 2,239	$ 3,835
Reinvestment of distributions	2	-	54	-
Shares redeemed	(103)	(227)	(3,072)	(5,155)
Net increase (decrease)	(26)	(66)	$ (779)	$ (1,320)
Class C
Shares sold	272	920	$ 8,200	$ 20,539
Reinvestment of distributions	4	1	116	26
Shares redeemed	(223)	(953)	(6,621)	(22,201)
Net increase (decrease)	53	(32)	$ 1,695	$ (1,636)
International Discovery
Shares sold	28,260	74,803	$ 852,046	$ 1,831,653
Conversion to Class K	-	(12,549)	-	(279,461)
Reinvestment of distributions	3,453	4,362	105,461	92,471
Shares redeemed	(39,958)	(77,871)	(1,201,718)	(1,831,786)
Net increase (decrease)	(8,245)	(11,255)	$ (244,211)	$ (187,123)
Class K
Shares sold	6,474	10,015	$ 194,564	$ 246,074
Conversion from International Discovery	-	12,572	-	279,461
Reinvestment of distributions	346	171	10,537	3,616
Shares redeemed	(2,877)	(5,401)	(86,381)	(128,754)
Net increase (decrease)	3,943	17,357	$ 118,720	$ 400,397

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A
Institutional Class
Shares sold	3,205	10,440	$ 95,651	$ 235,326
Reinvestment of distributions	36	41	1,083	875
Shares redeemed	(1,224)	(7,843)	(36,357)	(169,915)
Net increase (decrease)	2,017	2,638	$ 60,377	$ 66,286

A Conversion transaction for Class K and International Discovery are for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AIDI-USAN-0610
1.806664.105

Fidelity®
International Growth Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,081.50	$ 7.74
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,081.00	$ 9.03
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,077.40	$ 11.59
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,077.50	$ 11.59
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
International Growth	1.25%
Actual		$ 1,000.00	$ 1,083.00	$ 6.46
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,083.00	$ 6.46
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 19.0%
Switzerland 13.0%
United States of America 11.7%
Japan 9.3%
Australia 4.2%
Brazil 3.7%
Spain 3.6%
Belgium 3.3%
Germany 3.0%
Other 29.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 17.9%
Switzerland 11.7%
United States of America 11.0%
Japan 9.3%
France 5.8%
Brazil 4.5%
Australia 4.3%
Germany 3.9%
Spain 3.5%
Other 28.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.1	98.6
Short-Term Investments and Net Other Assets	1.9	1.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.0	3.0
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.4	2.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.0	3.1
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.7	2.6
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.1	2.3
Visa, Inc. Class A (United States of America, IT Services)	2.0	2.1
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.7
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.7	1.4
Rio Tinto PLC sponsored ADR (United Kingdom, Metals & Mining)	1.6	1.3
Tesco PLC (United Kingdom, Food & Staples Retailing)	1.6	1.5
	23.9
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	17.1	16.3
Financials	16.4	16.9
Materials	16.2	14.1
Consumer Discretionary	11.3	10.4
Health Care	10.9	10.4
Industrials	10.7	10.5
Information Technology	6.6	7.5
Energy	4.6	5.9
Telecommunication Services	2.8	4.4
Utilities	0.3	2.2

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 4.2%
CSL Ltd.	5,247	$ 156,745
Leighton Holdings Ltd.	7,516	253,183
MAp Group unit	49,518	141,908
OZ Minerals Ltd. (a)	117,823	123,985
QBE Insurance Group Ltd.	5,163	100,003
Woolworths Ltd.	14,027	350,304
Worleyparsons Ltd.	3,599	87,744
TOTAL AUSTRALIA		1,213,872
Austria - 0.4%
Andritz AG	1,900	116,346
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	59,056	65,759
Bailiwick of Jersey - 0.8%
Informa PLC	23,049	139,097
Randgold Resources Ltd. sponsored ADR	1,235	104,036
TOTAL BAILIWICK OF JERSEY		243,133
Belgium - 3.3%
Anheuser-Busch InBev SA NV (d)	16,188	785,393
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	42
Umicore SA (d)	4,585	167,672
TOTAL BELGIUM		953,107
Bermuda - 1.6%
Credicorp Ltd. (NY Shares)	700	60,802
Lazard Ltd. Class A	2,900	112,114
Ports Design Ltd.	22,500	55,096
Seadrill Ltd. (d)	6,800	171,306
Trinity Ltd.	86,000	60,381
TOTAL BERMUDA		459,699
Brazil - 3.7%
Banco ABC Brasil SA	20,000	143,963
BM&F BOVESPA SA	30,000	197,647
BR Malls Participacoes SA (a)	8,600	109,062
Braskem SA Class A sponsored ADR (d)	8,500	121,125
Fibria Celulose SA sponsored ADR (a)(d)	5,503	109,235
Iguatemi Empresa de Shopping Centers SA	2,800	46,834
Itau Unibanco Banco Multiplo SA ADR	5,030	109,050
MRV Engenharia e Participacoes SA	9,300	65,123
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplan Empreendimentos Imobiliarios SA	3,300	$ 57,609
Vale SA sponsored ADR	3,300	101,079
TOTAL BRAZIL		1,060,727
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,900	120,465
Fairfax Financial Holdings Ltd. (sub. vtg.)	240	90,927
Goldcorp, Inc.	1,500	64,815
Niko Resources Ltd.	2,000	219,150
Open Text Corp. (a)	2,600	110,094
Pan American Silver Corp.	2,600	68,848
Petrobank Energy & Resources Ltd. (a)	2,200	110,909
TOTAL CANADA		785,208
Cayman Islands - 0.3%
Wynn Macau Ltd.	46,400	72,829
China - 0.2%
China Nepstar Chain Drugstore Ltd. ADR (d)	9,000	59,310
Denmark - 2.0%
Novo Nordisk AS Series B sponsored ADR	5,400	443,340
William Demant Holding AS (a)	1,800	122,781
TOTAL DENMARK		566,121
Finland - 1.7%
Metso Corp.	3,100	119,597
Nokian Tyres PLC (d)	8,900	209,229
Outotec OYJ	4,000	149,505
TOTAL FINLAND		478,331
France - 2.3%
Danone (d)	5,752	338,948
Pernod-Ricard SA	818	69,604
Remy Cointreau SA	1,956	105,788
Safran SA	6,200	157,546
TOTAL FRANCE		671,886
Germany - 3.0%
Bayer AG (d)	3,083	196,377
Colonia Real Estate AG (a)	10,119	57,650
Colonia Real Estate AG rights 5/5/10 (a)(e)	8,119	0
E.ON AG (d)	2,659	97,799
Linde AG	2,593	309,717
Common Stocks - continued
	Shares	Value
Germany - continued
MAN SE	972	$ 91,682
Siemens AG sponsored ADR	1,100	107,404
TOTAL GERMANY		860,629
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	19,600	320,295
Ireland - 0.9%
CRH PLC sponsored ADR	8,700	248,733
Italy - 1.5%
Azimut Holdings SpA	12,100	136,366
Fiat SpA	14,000	183,776
Saipem SpA	3,293	122,979
TOTAL ITALY		443,121
Japan - 9.3%
Autobacs Seven Co. Ltd.	3,300	116,464
Daikokutenbussan Co. Ltd.	2,100	61,661
Denso Corp.	6,800	198,456
East Japan Railway Co.	3,200	214,072
Fanuc Ltd.	2,500	295,230
Fast Retailing Co. Ltd.	700	106,078
Japan Steel Works Ltd.	12,000	131,441
Keyence Corp.	820	196,336
Kobayashi Pharmaceutical Co. Ltd.	3,100	125,083
MS&AD Insurance Group Holdings, Inc. (a)	4,100	117,851
Nippon Thompson Co. Ltd.	22,000	150,601
Osaka Securities Exchange Co. Ltd.	28	144,576
Shin-Etsu Chemical Co., Ltd.	4,000	230,595
Shiseido Co. Ltd.	8,000	167,716
SHO-BOND Holdings Co. Ltd.	2,800	54,283
USS Co. Ltd.	2,850	195,097
Yamato Kogyo Co. Ltd.	4,900	156,447
TOTAL JAPAN		2,661,987
Korea (South) - 0.8%
NHN Corp. (a)	1,346	224,377
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A (a)	2,500	97,075
L'Occitane Ltd.	2,000	3,885
TOTAL LUXEMBOURG		100,960
Common Stocks - continued
	Shares	Value
Mexico - 1.5%
Cemex SA de CV sponsored ADR	9,828	$ 116,757
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	3,900	112,905
Wal-Mart de Mexico SA de CV Series V	89,800	209,093
TOTAL MEXICO		438,755
Netherlands - 2.7%
ASM International NV (NASDAQ) (a)	5,400	140,454
ASML Holding NV (NY Shares)	4,400	143,704
James Hardie Industries NV sponsored ADR (a)	3,700	131,202
Koninklijke KPN NV	13,536	203,103
QIAGEN NV (a)	6,400	146,240
TOTAL NETHERLANDS		764,703
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR	3,000	106,410
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	1,900	62,491
Singapore - 1.6%
CapitaLand Ltd.	29,000	78,336
City Developments Ltd.	11,000	84,508
Singapore Exchange Ltd.	39,000	231,220
Wing Tai Holdings Ltd.	44,000	57,780
TOTAL SINGAPORE		451,844
South Africa - 2.1%
African Rainbow Minerals Ltd.	7,139	193,057
Clicks Group Ltd.	30,256	126,775
JSE Ltd.	13,700	134,134
Mr. Price Group Ltd.	24,900	141,246
TOTAL SOUTH AFRICA		595,212
Spain - 3.6%
Banco Popular Espanol SA	16,700	118,259
Inditex SA (d)	3,121	193,190
Prosegur Compania de Seguridad SA (Reg.)	2,500	116,011
Telefonica SA sponsored ADR	8,900	603,242
TOTAL SPAIN		1,030,702
Sweden - 1.3%
H&M Hennes & Mauritz AB (B Shares) (d)	4,579	292,232
Swedish Match Co. (d)	3,600	81,625
TOTAL SWEDEN		373,857
Common Stocks - continued
	Shares	Value
Switzerland - 13.0%
ABB Ltd. sponsored ADR	9,500	$ 182,020
Actelion Ltd. (a)	3,016	122,327
Bank Sarasin & Co. Ltd. Series B (Reg.)	2,747	106,856
Credit Suisse Group sponsored ADR (d)	8,800	402,160
Nestle SA	23,132	1,131,927
Novartis AG sponsored ADR	5,700	289,845
Roche Holding AG (participation certificate)	5,463	862,589
Sonova Holding AG Class B	2,107	261,203
The Swatch Group AG:
(Bearer)	680	199,225
(Reg.)	228	12,433
UBS AG (a)	4,123	63,877
UBS AG (NY Shares) (a)	5,400	83,268
TOTAL SWITZERLAND		3,717,730
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,800	134,927
Asya Katilim Bankasi AS	50,000	132,993
Coca-Cola Icecek AS	15,000	148,106
Turkiye Garanti Bankasi AS	63,500	309,226
TOTAL TURKEY		725,252
United Kingdom - 19.0%
Anglo American PLC:
ADR (a)	8,000	168,400
(United Kingdom) (a)	800	33,976
Babcock International Group PLC	16,400	146,232
BAE Systems PLC	28,700	150,403
Barclays PLC Sponsored ADR	3,049	62,261
Bellway PLC	5,200	59,689
BG Group PLC	30,578	516,780
BHP Billiton PLC ADR	15,800	963,800
Bovis Homes Group PLC (a)	9,100	59,034
Cobham PLC	20,200	81,871
GlaxoSmithKline PLC sponsored ADR	5,800	216,282
Great Portland Estates PLC	14,063	67,310
HSBC Holdings PLC (United Kingdom)	9,301	94,694
InterContinental Hotel Group PLC ADR	10,300	181,177
Johnson Matthey PLC	5,624	149,550
Mothercare PLC	6,900	60,505
Reckitt Benckiser Group PLC	6,345	329,566
Rio Tinto PLC	3,735	189,962
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC sponsored ADR	9,100	$ 462,826
Serco Group PLC	25,852	248,092
Shaftesbury PLC	17,033	101,351
Standard Chartered PLC (United Kingdom)	18,736	499,707
Tesco PLC	69,153	458,611
Unite Group PLC (a)	23,800	79,458
Victrex PLC	3,600	55,343
TOTAL UNITED KINGDOM		5,436,880
United States of America - 8.6%
Advanced Energy Industries, Inc. (a)	3,400	50,048
Allergan, Inc.	2,100	133,749
Autoliv, Inc. (a)	4,300	235,425
Berkshire Hathaway, Inc. Class B (a)	1,600	123,200
Cymer, Inc. (a)	1,500	51,225
ION Geophysical Corp. (a)	11,800	70,918
Juniper Networks, Inc. (a)	13,200	375,012
Mead Johnson Nutrition Co. Class A	3,300	170,313
Mohawk Industries, Inc. (a)	2,400	152,976
Philip Morris International, Inc.	3,300	161,964
ResMed, Inc. (a)	2,600	177,918
Union Pacific Corp.	2,400	181,584
Visa, Inc. Class A	6,400	577,472
TOTAL UNITED STATES OF AMERICA		2,461,804
TOTAL COMMON STOCKS (Cost $25,647,609)		27,772,070
Investment Companies - 1.2%

United States of America - 1.2%
iShares MSCI EAFE Growth Index ETF (Cost $336,148)	6,000	331,320
Money Market Funds - 10.5%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $3,017,125)	3,017,125	3,017,125
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $317,000)	$ 317,005	$ 317,000
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $29,317,882)		31,437,515
NET OTHER ASSETS - (9.7)%		(2,789,855)
NET ASSETS - 100%		$ 28,647,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$317,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 56,912
Bank of America, NA	66,282
Barclays Capital, Inc.	35,349
Credit Agricole Sec Usa Inc	22,093
Credit Suisse Securities (USA) LLC	3,366
Deutsche Bank Securities, Inc.	44,186
Mizuho Securities USA, Inc.	22,093
RBC Capital Markets Corp.	33,140
RBS Securities, Inc.	9,277
Societe Generale, New York Branch	22,093
Wachovia Capital Markets LLC	2,209
$ 317,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 7,256
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,436,880	$ 2,054,746	$ 3,382,134	$ -
Switzerland	3,717,730	957,293	2,760,437	-
Japan	2,661,987	1,200,548	1,461,439	-
United States of America	2,461,804	2,461,804	-	-
Australia	1,213,872	-	1,213,872	-
Brazil	1,060,727	1,060,727	-	-
Spain	1,030,702	603,242	427,460	-
Belgium	953,107	-	953,107	-
Germany	860,629	107,404	753,225	-
Other	8,374,632	4,400,338	3,974,294	-
Investment Companies	331,320	331,320	-	-
Money Market Funds	3,017,125	3,017,125	-	-
Cash Equivalents	317,000	-	317,000	-
Total Investments in Securities:	$ 31,437,515	$ 16,194,547	$ 15,242,968	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $7,766,263 of which $4,969,583 and $2,796,680 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,851,576 and repurchase agreements of $317,000) - See accompanying schedule: Unaffiliated issuers (cost $26,300,757)	$ 28,420,390
Fidelity Central Funds (cost $3,017,125)	3,017,125
Total Investments (cost $29,317,882)		$ 31,437,515
Cash		202
Receivable for investments sold		349,381
Receivable for fund shares sold		148,081
Dividends receivable		119,502
Distributions receivable from Fidelity Central Funds		3,075
Prepaid expenses		33
Receivable from investment adviser for expense reductions		13,690
Other receivables		1,817
Total assets		32,073,296

Liabilities
Payable for investments purchased	$ 337,478
Payable for fund shares redeemed	4,035
Accrued management fee	19,803
Distribution fees payable	2,235
Other affiliated payables	8,200
Other payables and accrued expenses	36,760
Collateral on securities loaned, at value	3,017,125
Total liabilities		3,425,636

Net Assets		$ 28,647,660
Net Assets consist of:
Paid in capital		$ 33,718,545
Undistributed net investment income		150,174
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,340,554)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,119,495
Net Assets		$ 28,647,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,457,820 ÷ 327,318 shares)	$ 7.51

Maximum offering price per share (100/94.25 of $7.51)	$ 7.97
Class T: Net Asset Value and redemption price per share ($786,083 ÷ 104,548 shares)	$ 7.52

Maximum offering price per share (100/96.50 of $7.52)	$ 7.79
Class B: Net Asset Value and offering price per share ($502,789 ÷ 66,873 shares)A	$ 7.52

Class C: Net Asset Value and offering price per share ($1,228,607 ÷ 163,893 shares)A	$ 7.50

International Growth: Net Asset Value, offering price and redemption price per share ($23,618,441 ÷ 3,140,069 shares)	$ 7.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,920 ÷ 7,172 shares)	$ 7.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 343,284
Interest		244
Income from Fidelity Central Funds		7,256
		350,784
Less foreign taxes withheld		(29,407)
Total income		321,377

Expenses
Management fee Basic fee	$ 92,193
Performance adjustment	12,351
Transfer agent fees	42,544
Distribution fees	11,510
Accounting and security lending fees	6,867
Custodian fees and expenses	30,304
Independent trustees' compensation	68
Registration fees	36,851
Audit	33,387
Legal	129
Miscellaneous	149
Total expenses before reductions	266,353
Expense reductions	(94,485)	171,868
Net investment income (loss)		149,509
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,150,503
Foreign currency transactions	(6,907)
Total net realized gain (loss)		1,143,596
Change in net unrealized appreciation (depreciation) on: Investment securities	520,340
Assets and liabilities in foreign currencies	(1,345)
Total change in net unrealized appreciation (depreciation)		518,995
Net gain (loss)		1,662,591
Net increase (decrease) in net assets resulting from operations		$ 1,812,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,509	$ 175,103
Net realized gain (loss)	1,143,596	(2,934,897)
Change in net unrealized appreciation (depreciation)	518,995	7,705,769
Net increase (decrease) in net assets resulting from operations	1,812,100	4,945,975
Distributions to shareholders from net investment income	(167,219)	(188,551)
Distributions to shareholders from net realized gain	(78,510)	-
Total distributions	(245,729)	(188,551)
Share transactions - net increase (decrease)	5,698,058	1,563,086
Redemption fees	1,441	3,195
Total increase (decrease) in net assets	7,265,870	6,323,705

Net Assets
Beginning of period	21,381,790	15,058,085
End of period (including undistributed net investment income of $150,174 and undistributed net investment income of $167,884, respectively)	$ 28,647,660	$ 21,381,790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.07
Net realized and unrealized gain (loss)	.53	1.55	(4.61)
Total from investment operations	.57	1.60	(4.54)
Distributions from net investment income	(.05)	(.05)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.51	$ 7.01	$ 5.46
Total Return B, C, D	8.15%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.46%	2.88%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.48% A	1.47%	1.48%
Net investment income (loss)	.98% A	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,458	$ 1,452	$ 820
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.03	.05
Net realized and unrealized gain (loss)	.54	1.55	(4.60)
Total from investment operations	.57	1.58	(4.55)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.05) K	(.03)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.52	$ 7.00	$ 5.45
Total Return B, C, D	8.10%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.47% A	2.67%	3.07%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%
Expenses net of all reductions	1.73% A	1.73%	1.73%
Net investment income (loss)	.74% A	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 786	$ 532	$ 507
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	- J
Net realized and unrealized gain (loss)	.53	1.55	(4.58)
Total from investment operations	.54	1.56	(4.58)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.52	$ 6.98	$ 5.42
Total Return B, C, D	7.74%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.93% A	3.17%	3.55%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.23% A	2.23%	2.23%
Net investment income (loss)	.24% A	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 503	$ 328	$ 642
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	- J
Net realized and unrealized gain (loss)	.53	1.55	(4.58)
Total from investment operations	.54	1.56	(4.58)
Distributions from net realized gain	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.50	$ 6.98	$ 5.42
Total Return B, C, D	7.75%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.94% A	3.21%	3.52%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.23% A	2.23%	2.23%
Net investment income (loss)	.23% A	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229	$ 780	$ 684
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06	.09
Net realized and unrealized gain (loss)	.53	1.54	(4.60)
Total from investment operations	.58	1.60	(4.51)
Distributions from net investment income	(.06)	(.06)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 7.52	$ 7.02	$ 5.48
Total Return B, C	8.30%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.96% A	2.19%	2.35%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.23% A	1.23%	1.23%
Net investment income (loss)	1.24% A	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,618	$ 18,254	$ 11,884
Portfolio turnover rate F	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06	.09
Net realized and unrealized gain (loss)	.53	1.54	(4.60)
Total from investment operations	.58	1.60	(4.51)
Distributions from net investment income	(.06)	(.06)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 7.52	$ 7.02	$ 5.48
Total Return B, C	8.30%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.94% A	2.01%	2.56%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.23% A	1.23%	1.23%
Net investment income (loss)	1.23% A	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 36	$ 521
Portfolio turnover rate F	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,057,992
Gross unrealized depreciation	(1,481,665)
Net unrealized appreciation (depreciation)	$ 1,576,327

Tax cost	$ 29,861,188

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $17,011,780 and $11,668,470, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,450	$ 528
Class T	.25%	.25%	1,591	5
Class B	.75%	.25%	2,076	1,558
Class C	.75%	.25%	5,393	1,572
			$ 11,510	$ 3,663

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,049
Class T	307
Class B*	226
Class C*	23
$ 3,605

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,201.33
Class T	1,058.33
Class B	664.32
Class C	1,746.32
International Growth	35,807.33
Institutional Class	68.30
	$ 42,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $236 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,256.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 6,739
Class T	1.75%	2,311
Class B	2.25%	1,422
Class C	2.25%	3,728
International Growth	1.25%	77,598
Institutional Class	1.25%	155
		$ 91,953

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,532 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 10,514	$ 7,994
Class T	1,819	2,991
International Growth	154,599	171,473
Institutional Class	287	6,093
Total	$ 167,219	$ 188,551
From net realized gain
Class A	$ 5,713	$ -
Class T	2,067	-
Class C	2,797	-
International Growth	67,807	-
Institutional Class	126	-
Total	$ 78,510	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	147,396	249,117	$ 1,100,503	$ 1,499,324
Reinvestment of distributions	2,011	1,620	14,999	7,954
Shares redeemed	(29,174)	(193,639)	(215,814)	(1,109,207)
Net increase (decrease)	120,233	57,098	$ 899,688	$ 398,071
Class T
Shares sold	34,273	78,248	$ 255,312	$ 453,244
Reinvestment of distributions	513	606	3,840	2,982
Shares redeemed	(6,133)	(96,008)	(46,474)	(616,841)
Net increase (decrease)	28,653	(17,154)	$ 212,678	$ (160,615)
Class B
Shares sold	24,766	35,907	$ 182,804	$ 202,014
Shares redeemed	(4,953)	(107,260)	(36,458)	(656,068)
Net increase (decrease)	19,813	(71,353)	$ 146,346	$ (454,054)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	69,333	147,440	$ 515,403	$ 796,649
Reinvestment of distributions	369	-	2,760	-
Shares redeemed	(17,532)	(161,828)	(130,507)	(850,523)
Net increase (decrease)	52,170	(14,388)	$ 387,656	$ (53,874)
International Growth
Shares sold	1,091,165	1,976,158	$ 8,126,949	$ 11,124,182
Reinvestment of distributions	28,518	27,149	212,744	133,303
Shares redeemed	(578,928)	(1,574,393)	(4,302,906)	(8,834,160)
Net increase (decrease)	540,755	428,914	$ 4,036,787	$ 2,423,325
Institutional Class
Shares sold	4,033	6,125	$ 30,254	$ 37,094
Reinvestment of distributions	55	1,241	412	6,093
Shares redeemed	(2,102)	(97,389)	(15,763)	(632,954)
Net increase (decrease)	1,986	(90,023)	$ 14,903	$ (589,767)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
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IGF-USAN-0610
1.912352.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

Class A, Class T,
Class B, and Class C are
classes of Fidelity®
International Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,081.50	$ 7.74
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,081.00	$ 9.03
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,077.40	$ 11.59
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,077.50	$ 11.59
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
International Growth	1.25%
Actual		$ 1,000.00	$ 1,083.00	$ 6.46
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,083.00	$ 6.46
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 19.0%
Switzerland 13.0%
United States of America 11.7%
Japan 9.3%
Australia 4.2%
Brazil 3.7%
Spain 3.6%
Belgium 3.3%
Germany 3.0%
Other 29.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 17.9%
Switzerland 11.7%
United States of America 11.0%
Japan 9.3%
France 5.8%
Brazil 4.5%
Australia 4.3%
Germany 3.9%
Spain 3.5%
Other 28.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.1	98.6
Short-Term Investments and Net Other Assets	1.9	1.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.0	3.0
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.4	2.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.0	3.1
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.7	2.6
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.1	2.3
Visa, Inc. Class A (United States of America, IT Services)	2.0	2.1
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.7
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.7	1.4
Rio Tinto PLC sponsored ADR (United Kingdom, Metals & Mining)	1.6	1.3
Tesco PLC (United Kingdom, Food & Staples Retailing)	1.6	1.5
	23.9
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	17.1	16.3
Financials	16.4	16.9
Materials	16.2	14.1
Consumer Discretionary	11.3	10.4
Health Care	10.9	10.4
Industrials	10.7	10.5
Information Technology	6.6	7.5
Energy	4.6	5.9
Telecommunication Services	2.8	4.4
Utilities	0.3	2.2

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 4.2%
CSL Ltd.	5,247	$ 156,745
Leighton Holdings Ltd.	7,516	253,183
MAp Group unit	49,518	141,908
OZ Minerals Ltd. (a)	117,823	123,985
QBE Insurance Group Ltd.	5,163	100,003
Woolworths Ltd.	14,027	350,304
Worleyparsons Ltd.	3,599	87,744
TOTAL AUSTRALIA		1,213,872
Austria - 0.4%
Andritz AG	1,900	116,346
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	59,056	65,759
Bailiwick of Jersey - 0.8%
Informa PLC	23,049	139,097
Randgold Resources Ltd. sponsored ADR	1,235	104,036
TOTAL BAILIWICK OF JERSEY		243,133
Belgium - 3.3%
Anheuser-Busch InBev SA NV (d)	16,188	785,393
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	42
Umicore SA (d)	4,585	167,672
TOTAL BELGIUM		953,107
Bermuda - 1.6%
Credicorp Ltd. (NY Shares)	700	60,802
Lazard Ltd. Class A	2,900	112,114
Ports Design Ltd.	22,500	55,096
Seadrill Ltd. (d)	6,800	171,306
Trinity Ltd.	86,000	60,381
TOTAL BERMUDA		459,699
Brazil - 3.7%
Banco ABC Brasil SA	20,000	143,963
BM&F BOVESPA SA	30,000	197,647
BR Malls Participacoes SA (a)	8,600	109,062
Braskem SA Class A sponsored ADR (d)	8,500	121,125
Fibria Celulose SA sponsored ADR (a)(d)	5,503	109,235
Iguatemi Empresa de Shopping Centers SA	2,800	46,834
Itau Unibanco Banco Multiplo SA ADR	5,030	109,050
MRV Engenharia e Participacoes SA	9,300	65,123
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplan Empreendimentos Imobiliarios SA	3,300	$ 57,609
Vale SA sponsored ADR	3,300	101,079
TOTAL BRAZIL		1,060,727
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,900	120,465
Fairfax Financial Holdings Ltd. (sub. vtg.)	240	90,927
Goldcorp, Inc.	1,500	64,815
Niko Resources Ltd.	2,000	219,150
Open Text Corp. (a)	2,600	110,094
Pan American Silver Corp.	2,600	68,848
Petrobank Energy & Resources Ltd. (a)	2,200	110,909
TOTAL CANADA		785,208
Cayman Islands - 0.3%
Wynn Macau Ltd.	46,400	72,829
China - 0.2%
China Nepstar Chain Drugstore Ltd. ADR (d)	9,000	59,310
Denmark - 2.0%
Novo Nordisk AS Series B sponsored ADR	5,400	443,340
William Demant Holding AS (a)	1,800	122,781
TOTAL DENMARK		566,121
Finland - 1.7%
Metso Corp.	3,100	119,597
Nokian Tyres PLC (d)	8,900	209,229
Outotec OYJ	4,000	149,505
TOTAL FINLAND		478,331
France - 2.3%
Danone (d)	5,752	338,948
Pernod-Ricard SA	818	69,604
Remy Cointreau SA	1,956	105,788
Safran SA	6,200	157,546
TOTAL FRANCE		671,886
Germany - 3.0%
Bayer AG (d)	3,083	196,377
Colonia Real Estate AG (a)	10,119	57,650
Colonia Real Estate AG rights 5/5/10 (a)(e)	8,119	0
E.ON AG (d)	2,659	97,799
Linde AG	2,593	309,717
Common Stocks - continued
	Shares	Value
Germany - continued
MAN SE	972	$ 91,682
Siemens AG sponsored ADR	1,100	107,404
TOTAL GERMANY		860,629
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	19,600	320,295
Ireland - 0.9%
CRH PLC sponsored ADR	8,700	248,733
Italy - 1.5%
Azimut Holdings SpA	12,100	136,366
Fiat SpA	14,000	183,776
Saipem SpA	3,293	122,979
TOTAL ITALY		443,121
Japan - 9.3%
Autobacs Seven Co. Ltd.	3,300	116,464
Daikokutenbussan Co. Ltd.	2,100	61,661
Denso Corp.	6,800	198,456
East Japan Railway Co.	3,200	214,072
Fanuc Ltd.	2,500	295,230
Fast Retailing Co. Ltd.	700	106,078
Japan Steel Works Ltd.	12,000	131,441
Keyence Corp.	820	196,336
Kobayashi Pharmaceutical Co. Ltd.	3,100	125,083
MS&AD Insurance Group Holdings, Inc. (a)	4,100	117,851
Nippon Thompson Co. Ltd.	22,000	150,601
Osaka Securities Exchange Co. Ltd.	28	144,576
Shin-Etsu Chemical Co., Ltd.	4,000	230,595
Shiseido Co. Ltd.	8,000	167,716
SHO-BOND Holdings Co. Ltd.	2,800	54,283
USS Co. Ltd.	2,850	195,097
Yamato Kogyo Co. Ltd.	4,900	156,447
TOTAL JAPAN		2,661,987
Korea (South) - 0.8%
NHN Corp. (a)	1,346	224,377
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A (a)	2,500	97,075
L'Occitane Ltd.	2,000	3,885
TOTAL LUXEMBOURG		100,960
Common Stocks - continued
	Shares	Value
Mexico - 1.5%
Cemex SA de CV sponsored ADR	9,828	$ 116,757
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	3,900	112,905
Wal-Mart de Mexico SA de CV Series V	89,800	209,093
TOTAL MEXICO		438,755
Netherlands - 2.7%
ASM International NV (NASDAQ) (a)	5,400	140,454
ASML Holding NV (NY Shares)	4,400	143,704
James Hardie Industries NV sponsored ADR (a)	3,700	131,202
Koninklijke KPN NV	13,536	203,103
QIAGEN NV (a)	6,400	146,240
TOTAL NETHERLANDS		764,703
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR	3,000	106,410
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	1,900	62,491
Singapore - 1.6%
CapitaLand Ltd.	29,000	78,336
City Developments Ltd.	11,000	84,508
Singapore Exchange Ltd.	39,000	231,220
Wing Tai Holdings Ltd.	44,000	57,780
TOTAL SINGAPORE		451,844
South Africa - 2.1%
African Rainbow Minerals Ltd.	7,139	193,057
Clicks Group Ltd.	30,256	126,775
JSE Ltd.	13,700	134,134
Mr. Price Group Ltd.	24,900	141,246
TOTAL SOUTH AFRICA		595,212
Spain - 3.6%
Banco Popular Espanol SA	16,700	118,259
Inditex SA (d)	3,121	193,190
Prosegur Compania de Seguridad SA (Reg.)	2,500	116,011
Telefonica SA sponsored ADR	8,900	603,242
TOTAL SPAIN		1,030,702
Sweden - 1.3%
H&M Hennes & Mauritz AB (B Shares) (d)	4,579	292,232
Swedish Match Co. (d)	3,600	81,625
TOTAL SWEDEN		373,857
Common Stocks - continued
	Shares	Value
Switzerland - 13.0%
ABB Ltd. sponsored ADR	9,500	$ 182,020
Actelion Ltd. (a)	3,016	122,327
Bank Sarasin & Co. Ltd. Series B (Reg.)	2,747	106,856
Credit Suisse Group sponsored ADR (d)	8,800	402,160
Nestle SA	23,132	1,131,927
Novartis AG sponsored ADR	5,700	289,845
Roche Holding AG (participation certificate)	5,463	862,589
Sonova Holding AG Class B	2,107	261,203
The Swatch Group AG:
(Bearer)	680	199,225
(Reg.)	228	12,433
UBS AG (a)	4,123	63,877
UBS AG (NY Shares) (a)	5,400	83,268
TOTAL SWITZERLAND		3,717,730
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,800	134,927
Asya Katilim Bankasi AS	50,000	132,993
Coca-Cola Icecek AS	15,000	148,106
Turkiye Garanti Bankasi AS	63,500	309,226
TOTAL TURKEY		725,252
United Kingdom - 19.0%
Anglo American PLC:
ADR (a)	8,000	168,400
(United Kingdom) (a)	800	33,976
Babcock International Group PLC	16,400	146,232
BAE Systems PLC	28,700	150,403
Barclays PLC Sponsored ADR	3,049	62,261
Bellway PLC	5,200	59,689
BG Group PLC	30,578	516,780
BHP Billiton PLC ADR	15,800	963,800
Bovis Homes Group PLC (a)	9,100	59,034
Cobham PLC	20,200	81,871
GlaxoSmithKline PLC sponsored ADR	5,800	216,282
Great Portland Estates PLC	14,063	67,310
HSBC Holdings PLC (United Kingdom)	9,301	94,694
InterContinental Hotel Group PLC ADR	10,300	181,177
Johnson Matthey PLC	5,624	149,550
Mothercare PLC	6,900	60,505
Reckitt Benckiser Group PLC	6,345	329,566
Rio Tinto PLC	3,735	189,962
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC sponsored ADR	9,100	$ 462,826
Serco Group PLC	25,852	248,092
Shaftesbury PLC	17,033	101,351
Standard Chartered PLC (United Kingdom)	18,736	499,707
Tesco PLC	69,153	458,611
Unite Group PLC (a)	23,800	79,458
Victrex PLC	3,600	55,343
TOTAL UNITED KINGDOM		5,436,880
United States of America - 8.6%
Advanced Energy Industries, Inc. (a)	3,400	50,048
Allergan, Inc.	2,100	133,749
Autoliv, Inc. (a)	4,300	235,425
Berkshire Hathaway, Inc. Class B (a)	1,600	123,200
Cymer, Inc. (a)	1,500	51,225
ION Geophysical Corp. (a)	11,800	70,918
Juniper Networks, Inc. (a)	13,200	375,012
Mead Johnson Nutrition Co. Class A	3,300	170,313
Mohawk Industries, Inc. (a)	2,400	152,976
Philip Morris International, Inc.	3,300	161,964
ResMed, Inc. (a)	2,600	177,918
Union Pacific Corp.	2,400	181,584
Visa, Inc. Class A	6,400	577,472
TOTAL UNITED STATES OF AMERICA		2,461,804
TOTAL COMMON STOCKS (Cost $25,647,609)		27,772,070
Investment Companies - 1.2%

United States of America - 1.2%
iShares MSCI EAFE Growth Index ETF (Cost $336,148)	6,000	331,320
Money Market Funds - 10.5%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $3,017,125)	3,017,125	3,017,125
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $317,000)	$ 317,005	$ 317,000
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $29,317,882)		31,437,515
NET OTHER ASSETS - (9.7)%		(2,789,855)
NET ASSETS - 100%		$ 28,647,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$317,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 56,912
Bank of America, NA	66,282
Barclays Capital, Inc.	35,349
Credit Agricole Sec Usa Inc	22,093
Credit Suisse Securities (USA) LLC	3,366
Deutsche Bank Securities, Inc.	44,186
Mizuho Securities USA, Inc.	22,093
RBC Capital Markets Corp.	33,140
RBS Securities, Inc.	9,277
Societe Generale, New York Branch	22,093
Wachovia Capital Markets LLC	2,209
$ 317,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 7,256
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,436,880	$ 2,054,746	$ 3,382,134	$ -
Switzerland	3,717,730	957,293	2,760,437	-
Japan	2,661,987	1,200,548	1,461,439	-
United States of America	2,461,804	2,461,804	-	-
Australia	1,213,872	-	1,213,872	-
Brazil	1,060,727	1,060,727	-	-
Spain	1,030,702	603,242	427,460	-
Belgium	953,107	-	953,107	-
Germany	860,629	107,404	753,225	-
Other	8,374,632	4,400,338	3,974,294	-
Investment Companies	331,320	331,320	-	-
Money Market Funds	3,017,125	3,017,125	-	-
Cash Equivalents	317,000	-	317,000	-
Total Investments in Securities:	$ 31,437,515	$ 16,194,547	$ 15,242,968	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $7,766,263 of which $4,969,583 and $2,796,680 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,851,576 and repurchase agreements of $317,000) - See accompanying schedule: Unaffiliated issuers (cost $26,300,757)	$ 28,420,390
Fidelity Central Funds (cost $3,017,125)	3,017,125
Total Investments (cost $29,317,882)		$ 31,437,515
Cash		202
Receivable for investments sold		349,381
Receivable for fund shares sold		148,081
Dividends receivable		119,502
Distributions receivable from Fidelity Central Funds		3,075
Prepaid expenses		33
Receivable from investment adviser for expense reductions		13,690
Other receivables		1,817
Total assets		32,073,296

Liabilities
Payable for investments purchased	$ 337,478
Payable for fund shares redeemed	4,035
Accrued management fee	19,803
Distribution fees payable	2,235
Other affiliated payables	8,200
Other payables and accrued expenses	36,760
Collateral on securities loaned, at value	3,017,125
Total liabilities		3,425,636

Net Assets		$ 28,647,660
Net Assets consist of:
Paid in capital		$ 33,718,545
Undistributed net investment income		150,174
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,340,554)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,119,495
Net Assets		$ 28,647,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,457,820 ÷ 327,318 shares)	$ 7.51

Maximum offering price per share (100/94.25 of $7.51)	$ 7.97
Class T: Net Asset Value and redemption price per share ($786,083 ÷ 104,548 shares)	$ 7.52

Maximum offering price per share (100/96.50 of $7.52)	$ 7.79
Class B: Net Asset Value and offering price per share ($502,789 ÷ 66,873 shares)A	$ 7.52

Class C: Net Asset Value and offering price per share ($1,228,607 ÷ 163,893 shares)A	$ 7.50

International Growth: Net Asset Value, offering price and redemption price per share ($23,618,441 ÷ 3,140,069 shares)	$ 7.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,920 ÷ 7,172 shares)	$ 7.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 343,284
Interest		244
Income from Fidelity Central Funds		7,256
		350,784
Less foreign taxes withheld		(29,407)
Total income		321,377

Expenses
Management fee Basic fee	$ 92,193
Performance adjustment	12,351
Transfer agent fees	42,544
Distribution fees	11,510
Accounting and security lending fees	6,867
Custodian fees and expenses	30,304
Independent trustees' compensation	68
Registration fees	36,851
Audit	33,387
Legal	129
Miscellaneous	149
Total expenses before reductions	266,353
Expense reductions	(94,485)	171,868
Net investment income (loss)		149,509
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,150,503
Foreign currency transactions	(6,907)
Total net realized gain (loss)		1,143,596
Change in net unrealized appreciation (depreciation) on: Investment securities	520,340
Assets and liabilities in foreign currencies	(1,345)
Total change in net unrealized appreciation (depreciation)		518,995
Net gain (loss)		1,662,591
Net increase (decrease) in net assets resulting from operations		$ 1,812,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,509	$ 175,103
Net realized gain (loss)	1,143,596	(2,934,897)
Change in net unrealized appreciation (depreciation)	518,995	7,705,769
Net increase (decrease) in net assets resulting from operations	1,812,100	4,945,975
Distributions to shareholders from net investment income	(167,219)	(188,551)
Distributions to shareholders from net realized gain	(78,510)	-
Total distributions	(245,729)	(188,551)
Share transactions - net increase (decrease)	5,698,058	1,563,086
Redemption fees	1,441	3,195
Total increase (decrease) in net assets	7,265,870	6,323,705

Net Assets
Beginning of period	21,381,790	15,058,085
End of period (including undistributed net investment income of $150,174 and undistributed net investment income of $167,884, respectively)	$ 28,647,660	$ 21,381,790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.07
Net realized and unrealized gain (loss)	.53	1.55	(4.61)
Total from investment operations	.57	1.60	(4.54)
Distributions from net investment income	(.05)	(.05)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.51	$ 7.01	$ 5.46
Total Return B, C, D	8.15%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.46%	2.88%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.48% A	1.47%	1.48%
Net investment income (loss)	.98% A	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,458	$ 1,452	$ 820
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.03	.05
Net realized and unrealized gain (loss)	.54	1.55	(4.60)
Total from investment operations	.57	1.58	(4.55)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.05) K	(.03)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.52	$ 7.00	$ 5.45
Total Return B, C, D	8.10%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.47% A	2.67%	3.07%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%
Expenses net of all reductions	1.73% A	1.73%	1.73%
Net investment income (loss)	.74% A	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 786	$ 532	$ 507
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	- J
Net realized and unrealized gain (loss)	.53	1.55	(4.58)
Total from investment operations	.54	1.56	(4.58)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.52	$ 6.98	$ 5.42
Total Return B, C, D	7.74%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.93% A	3.17%	3.55%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.23% A	2.23%	2.23%
Net investment income (loss)	.24% A	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 503	$ 328	$ 642
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	- J
Net realized and unrealized gain (loss)	.53	1.55	(4.58)
Total from investment operations	.54	1.56	(4.58)
Distributions from net realized gain	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.50	$ 6.98	$ 5.42
Total Return B, C, D	7.75%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.94% A	3.21%	3.52%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.23% A	2.23%	2.23%
Net investment income (loss)	.23% A	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229	$ 780	$ 684
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06	.09
Net realized and unrealized gain (loss)	.53	1.54	(4.60)
Total from investment operations	.58	1.60	(4.51)
Distributions from net investment income	(.06)	(.06)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 7.52	$ 7.02	$ 5.48
Total Return B, C	8.30%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.96% A	2.19%	2.35%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.23% A	1.23%	1.23%
Net investment income (loss)	1.24% A	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,618	$ 18,254	$ 11,884
Portfolio turnover rate F	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06	.09
Net realized and unrealized gain (loss)	.53	1.54	(4.60)
Total from investment operations	.58	1.60	(4.51)
Distributions from net investment income	(.06)	(.06)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 7.52	$ 7.02	$ 5.48
Total Return B, C	8.30%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.94% A	2.01%	2.56%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.23% A	1.23%	1.23%
Net investment income (loss)	1.23% A	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 36	$ 521
Portfolio turnover rate F	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,057,992
Gross unrealized depreciation	(1,481,665)
Net unrealized appreciation (depreciation)	$ 1,576,327

Tax cost	$ 29,861,188

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $17,011,780 and $11,668,470, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,450	$ 528
Class T	.25%	.25%	1,591	5
Class B	.75%	.25%	2,076	1,558
Class C	.75%	.25%	5,393	1,572
			$ 11,510	$ 3,663

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,049
Class T	307
Class B*	226
Class C*	23
$ 3,605

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,201.33
Class T	1,058.33
Class B	664.32
Class C	1,746.32
International Growth	35,807.33
Institutional Class	68.30
	$ 42,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $236 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,256.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 6,739
Class T	1.75%	2,311
Class B	2.25%	1,422
Class C	2.25%	3,728
International Growth	1.25%	77,598
Institutional Class	1.25%	155
		$ 91,953

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,532 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 10,514	$ 7,994
Class T	1,819	2,991
International Growth	154,599	171,473
Institutional Class	287	6,093
Total	$ 167,219	$ 188,551
From net realized gain
Class A	$ 5,713	$ -
Class T	2,067	-
Class C	2,797	-
International Growth	67,807	-
Institutional Class	126	-
Total	$ 78,510	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	147,396	249,117	$ 1,100,503	$ 1,499,324
Reinvestment of distributions	2,011	1,620	14,999	7,954
Shares redeemed	(29,174)	(193,639)	(215,814)	(1,109,207)
Net increase (decrease)	120,233	57,098	$ 899,688	$ 398,071
Class T
Shares sold	34,273	78,248	$ 255,312	$ 453,244
Reinvestment of distributions	513	606	3,840	2,982
Shares redeemed	(6,133)	(96,008)	(46,474)	(616,841)
Net increase (decrease)	28,653	(17,154)	$ 212,678	$ (160,615)
Class B
Shares sold	24,766	35,907	$ 182,804	$ 202,014
Shares redeemed	(4,953)	(107,260)	(36,458)	(656,068)
Net increase (decrease)	19,813	(71,353)	$ 146,346	$ (454,054)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	69,333	147,440	$ 515,403	$ 796,649
Reinvestment of distributions	369	-	2,760	-
Shares redeemed	(17,532)	(161,828)	(130,507)	(850,523)
Net increase (decrease)	52,170	(14,388)	$ 387,656	$ (53,874)
International Growth
Shares sold	1,091,165	1,976,158	$ 8,126,949	$ 11,124,182
Reinvestment of distributions	28,518	27,149	212,744	133,303
Shares redeemed	(578,928)	(1,574,393)	(4,302,906)	(8,834,160)
Net increase (decrease)	540,755	428,914	$ 4,036,787	$ 2,423,325
Institutional Class
Shares sold	4,033	6,125	$ 30,254	$ 37,094
Reinvestment of distributions	55	1,241	412	6,093
Shares redeemed	(2,102)	(97,389)	(15,763)	(632,954)
Net increase (decrease)	1,986	(90,023)	$ 14,903	$ (589,767)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AIGF-USAN-0610
1.853351.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Growth
Fund - Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is
a class of Fidelity®
International Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,081.50	$ 7.74
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,081.00	$ 9.03
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,077.40	$ 11.59
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,077.50	$ 11.59
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
International Growth	1.25%
Actual		$ 1,000.00	$ 1,083.00	$ 6.46
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,083.00	$ 6.46
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 19.0%
Switzerland 13.0%
United States of America 11.7%
Japan 9.3%
Australia 4.2%
Brazil 3.7%
Spain 3.6%
Belgium 3.3%
Germany 3.0%
Other 29.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 17.9%
Switzerland 11.7%
United States of America 11.0%
Japan 9.3%
France 5.8%
Brazil 4.5%
Australia 4.3%
Germany 3.9%
Spain 3.5%
Other 28.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.1	98.6
Short-Term Investments and Net Other Assets	1.9	1.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.0	3.0
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.4	2.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.0	3.1
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.7	2.6
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.1	2.3
Visa, Inc. Class A (United States of America, IT Services)	2.0	2.1
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.7
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.7	1.4
Rio Tinto PLC sponsored ADR (United Kingdom, Metals & Mining)	1.6	1.3
Tesco PLC (United Kingdom, Food & Staples Retailing)	1.6	1.5
	23.9
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	17.1	16.3
Financials	16.4	16.9
Materials	16.2	14.1
Consumer Discretionary	11.3	10.4
Health Care	10.9	10.4
Industrials	10.7	10.5
Information Technology	6.6	7.5
Energy	4.6	5.9
Telecommunication Services	2.8	4.4
Utilities	0.3	2.2

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 4.2%
CSL Ltd.	5,247	$ 156,745
Leighton Holdings Ltd.	7,516	253,183
MAp Group unit	49,518	141,908
OZ Minerals Ltd. (a)	117,823	123,985
QBE Insurance Group Ltd.	5,163	100,003
Woolworths Ltd.	14,027	350,304
Worleyparsons Ltd.	3,599	87,744
TOTAL AUSTRALIA		1,213,872
Austria - 0.4%
Andritz AG	1,900	116,346
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	59,056	65,759
Bailiwick of Jersey - 0.8%
Informa PLC	23,049	139,097
Randgold Resources Ltd. sponsored ADR	1,235	104,036
TOTAL BAILIWICK OF JERSEY		243,133
Belgium - 3.3%
Anheuser-Busch InBev SA NV (d)	16,188	785,393
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	42
Umicore SA (d)	4,585	167,672
TOTAL BELGIUM		953,107
Bermuda - 1.6%
Credicorp Ltd. (NY Shares)	700	60,802
Lazard Ltd. Class A	2,900	112,114
Ports Design Ltd.	22,500	55,096
Seadrill Ltd. (d)	6,800	171,306
Trinity Ltd.	86,000	60,381
TOTAL BERMUDA		459,699
Brazil - 3.7%
Banco ABC Brasil SA	20,000	143,963
BM&F BOVESPA SA	30,000	197,647
BR Malls Participacoes SA (a)	8,600	109,062
Braskem SA Class A sponsored ADR (d)	8,500	121,125
Fibria Celulose SA sponsored ADR (a)(d)	5,503	109,235
Iguatemi Empresa de Shopping Centers SA	2,800	46,834
Itau Unibanco Banco Multiplo SA ADR	5,030	109,050
MRV Engenharia e Participacoes SA	9,300	65,123
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplan Empreendimentos Imobiliarios SA	3,300	$ 57,609
Vale SA sponsored ADR	3,300	101,079
TOTAL BRAZIL		1,060,727
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,900	120,465
Fairfax Financial Holdings Ltd. (sub. vtg.)	240	90,927
Goldcorp, Inc.	1,500	64,815
Niko Resources Ltd.	2,000	219,150
Open Text Corp. (a)	2,600	110,094
Pan American Silver Corp.	2,600	68,848
Petrobank Energy & Resources Ltd. (a)	2,200	110,909
TOTAL CANADA		785,208
Cayman Islands - 0.3%
Wynn Macau Ltd.	46,400	72,829
China - 0.2%
China Nepstar Chain Drugstore Ltd. ADR (d)	9,000	59,310
Denmark - 2.0%
Novo Nordisk AS Series B sponsored ADR	5,400	443,340
William Demant Holding AS (a)	1,800	122,781
TOTAL DENMARK		566,121
Finland - 1.7%
Metso Corp.	3,100	119,597
Nokian Tyres PLC (d)	8,900	209,229
Outotec OYJ	4,000	149,505
TOTAL FINLAND		478,331
France - 2.3%
Danone (d)	5,752	338,948
Pernod-Ricard SA	818	69,604
Remy Cointreau SA	1,956	105,788
Safran SA	6,200	157,546
TOTAL FRANCE		671,886
Germany - 3.0%
Bayer AG (d)	3,083	196,377
Colonia Real Estate AG (a)	10,119	57,650
Colonia Real Estate AG rights 5/5/10 (a)(e)	8,119	0
E.ON AG (d)	2,659	97,799
Linde AG	2,593	309,717
Common Stocks - continued
	Shares	Value
Germany - continued
MAN SE	972	$ 91,682
Siemens AG sponsored ADR	1,100	107,404
TOTAL GERMANY		860,629
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	19,600	320,295
Ireland - 0.9%
CRH PLC sponsored ADR	8,700	248,733
Italy - 1.5%
Azimut Holdings SpA	12,100	136,366
Fiat SpA	14,000	183,776
Saipem SpA	3,293	122,979
TOTAL ITALY		443,121
Japan - 9.3%
Autobacs Seven Co. Ltd.	3,300	116,464
Daikokutenbussan Co. Ltd.	2,100	61,661
Denso Corp.	6,800	198,456
East Japan Railway Co.	3,200	214,072
Fanuc Ltd.	2,500	295,230
Fast Retailing Co. Ltd.	700	106,078
Japan Steel Works Ltd.	12,000	131,441
Keyence Corp.	820	196,336
Kobayashi Pharmaceutical Co. Ltd.	3,100	125,083
MS&AD Insurance Group Holdings, Inc. (a)	4,100	117,851
Nippon Thompson Co. Ltd.	22,000	150,601
Osaka Securities Exchange Co. Ltd.	28	144,576
Shin-Etsu Chemical Co., Ltd.	4,000	230,595
Shiseido Co. Ltd.	8,000	167,716
SHO-BOND Holdings Co. Ltd.	2,800	54,283
USS Co. Ltd.	2,850	195,097
Yamato Kogyo Co. Ltd.	4,900	156,447
TOTAL JAPAN		2,661,987
Korea (South) - 0.8%
NHN Corp. (a)	1,346	224,377
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A (a)	2,500	97,075
L'Occitane Ltd.	2,000	3,885
TOTAL LUXEMBOURG		100,960
Common Stocks - continued
	Shares	Value
Mexico - 1.5%
Cemex SA de CV sponsored ADR	9,828	$ 116,757
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	3,900	112,905
Wal-Mart de Mexico SA de CV Series V	89,800	209,093
TOTAL MEXICO		438,755
Netherlands - 2.7%
ASM International NV (NASDAQ) (a)	5,400	140,454
ASML Holding NV (NY Shares)	4,400	143,704
James Hardie Industries NV sponsored ADR (a)	3,700	131,202
Koninklijke KPN NV	13,536	203,103
QIAGEN NV (a)	6,400	146,240
TOTAL NETHERLANDS		764,703
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR	3,000	106,410
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	1,900	62,491
Singapore - 1.6%
CapitaLand Ltd.	29,000	78,336
City Developments Ltd.	11,000	84,508
Singapore Exchange Ltd.	39,000	231,220
Wing Tai Holdings Ltd.	44,000	57,780
TOTAL SINGAPORE		451,844
South Africa - 2.1%
African Rainbow Minerals Ltd.	7,139	193,057
Clicks Group Ltd.	30,256	126,775
JSE Ltd.	13,700	134,134
Mr. Price Group Ltd.	24,900	141,246
TOTAL SOUTH AFRICA		595,212
Spain - 3.6%
Banco Popular Espanol SA	16,700	118,259
Inditex SA (d)	3,121	193,190
Prosegur Compania de Seguridad SA (Reg.)	2,500	116,011
Telefonica SA sponsored ADR	8,900	603,242
TOTAL SPAIN		1,030,702
Sweden - 1.3%
H&M Hennes & Mauritz AB (B Shares) (d)	4,579	292,232
Swedish Match Co. (d)	3,600	81,625
TOTAL SWEDEN		373,857
Common Stocks - continued
	Shares	Value
Switzerland - 13.0%
ABB Ltd. sponsored ADR	9,500	$ 182,020
Actelion Ltd. (a)	3,016	122,327
Bank Sarasin & Co. Ltd. Series B (Reg.)	2,747	106,856
Credit Suisse Group sponsored ADR (d)	8,800	402,160
Nestle SA	23,132	1,131,927
Novartis AG sponsored ADR	5,700	289,845
Roche Holding AG (participation certificate)	5,463	862,589
Sonova Holding AG Class B	2,107	261,203
The Swatch Group AG:
(Bearer)	680	199,225
(Reg.)	228	12,433
UBS AG (a)	4,123	63,877
UBS AG (NY Shares) (a)	5,400	83,268
TOTAL SWITZERLAND		3,717,730
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,800	134,927
Asya Katilim Bankasi AS	50,000	132,993
Coca-Cola Icecek AS	15,000	148,106
Turkiye Garanti Bankasi AS	63,500	309,226
TOTAL TURKEY		725,252
United Kingdom - 19.0%
Anglo American PLC:
ADR (a)	8,000	168,400
(United Kingdom) (a)	800	33,976
Babcock International Group PLC	16,400	146,232
BAE Systems PLC	28,700	150,403
Barclays PLC Sponsored ADR	3,049	62,261
Bellway PLC	5,200	59,689
BG Group PLC	30,578	516,780
BHP Billiton PLC ADR	15,800	963,800
Bovis Homes Group PLC (a)	9,100	59,034
Cobham PLC	20,200	81,871
GlaxoSmithKline PLC sponsored ADR	5,800	216,282
Great Portland Estates PLC	14,063	67,310
HSBC Holdings PLC (United Kingdom)	9,301	94,694
InterContinental Hotel Group PLC ADR	10,300	181,177
Johnson Matthey PLC	5,624	149,550
Mothercare PLC	6,900	60,505
Reckitt Benckiser Group PLC	6,345	329,566
Rio Tinto PLC	3,735	189,962
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC sponsored ADR	9,100	$ 462,826
Serco Group PLC	25,852	248,092
Shaftesbury PLC	17,033	101,351
Standard Chartered PLC (United Kingdom)	18,736	499,707
Tesco PLC	69,153	458,611
Unite Group PLC (a)	23,800	79,458
Victrex PLC	3,600	55,343
TOTAL UNITED KINGDOM		5,436,880
United States of America - 8.6%
Advanced Energy Industries, Inc. (a)	3,400	50,048
Allergan, Inc.	2,100	133,749
Autoliv, Inc. (a)	4,300	235,425
Berkshire Hathaway, Inc. Class B (a)	1,600	123,200
Cymer, Inc. (a)	1,500	51,225
ION Geophysical Corp. (a)	11,800	70,918
Juniper Networks, Inc. (a)	13,200	375,012
Mead Johnson Nutrition Co. Class A	3,300	170,313
Mohawk Industries, Inc. (a)	2,400	152,976
Philip Morris International, Inc.	3,300	161,964
ResMed, Inc. (a)	2,600	177,918
Union Pacific Corp.	2,400	181,584
Visa, Inc. Class A	6,400	577,472
TOTAL UNITED STATES OF AMERICA		2,461,804
TOTAL COMMON STOCKS (Cost $25,647,609)		27,772,070
Investment Companies - 1.2%

United States of America - 1.2%
iShares MSCI EAFE Growth Index ETF (Cost $336,148)	6,000	331,320
Money Market Funds - 10.5%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $3,017,125)	3,017,125	3,017,125
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $317,000)	$ 317,005	$ 317,000
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $29,317,882)		31,437,515
NET OTHER ASSETS - (9.7)%		(2,789,855)
NET ASSETS - 100%		$ 28,647,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$317,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 56,912
Bank of America, NA	66,282
Barclays Capital, Inc.	35,349
Credit Agricole Sec Usa Inc	22,093
Credit Suisse Securities (USA) LLC	3,366
Deutsche Bank Securities, Inc.	44,186
Mizuho Securities USA, Inc.	22,093
RBC Capital Markets Corp.	33,140
RBS Securities, Inc.	9,277
Societe Generale, New York Branch	22,093
Wachovia Capital Markets LLC	2,209
$ 317,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 7,256
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,436,880	$ 2,054,746	$ 3,382,134	$ -
Switzerland	3,717,730	957,293	2,760,437	-
Japan	2,661,987	1,200,548	1,461,439	-
United States of America	2,461,804	2,461,804	-	-
Australia	1,213,872	-	1,213,872	-
Brazil	1,060,727	1,060,727	-	-
Spain	1,030,702	603,242	427,460	-
Belgium	953,107	-	953,107	-
Germany	860,629	107,404	753,225	-
Other	8,374,632	4,400,338	3,974,294	-
Investment Companies	331,320	331,320	-	-
Money Market Funds	3,017,125	3,017,125	-	-
Cash Equivalents	317,000	-	317,000	-
Total Investments in Securities:	$ 31,437,515	$ 16,194,547	$ 15,242,968	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $7,766,263 of which $4,969,583 and $2,796,680 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,851,576 and repurchase agreements of $317,000) - See accompanying schedule: Unaffiliated issuers (cost $26,300,757)	$ 28,420,390
Fidelity Central Funds (cost $3,017,125)	3,017,125
Total Investments (cost $29,317,882)		$ 31,437,515
Cash		202
Receivable for investments sold		349,381
Receivable for fund shares sold		148,081
Dividends receivable		119,502
Distributions receivable from Fidelity Central Funds		3,075
Prepaid expenses		33
Receivable from investment adviser for expense reductions		13,690
Other receivables		1,817
Total assets		32,073,296

Liabilities
Payable for investments purchased	$ 337,478
Payable for fund shares redeemed	4,035
Accrued management fee	19,803
Distribution fees payable	2,235
Other affiliated payables	8,200
Other payables and accrued expenses	36,760
Collateral on securities loaned, at value	3,017,125
Total liabilities		3,425,636

Net Assets		$ 28,647,660
Net Assets consist of:
Paid in capital		$ 33,718,545
Undistributed net investment income		150,174
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,340,554)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,119,495
Net Assets		$ 28,647,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,457,820 ÷ 327,318 shares)	$ 7.51

Maximum offering price per share (100/94.25 of $7.51)	$ 7.97
Class T: Net Asset Value and redemption price per share ($786,083 ÷ 104,548 shares)	$ 7.52

Maximum offering price per share (100/96.50 of $7.52)	$ 7.79
Class B: Net Asset Value and offering price per share ($502,789 ÷ 66,873 shares)A	$ 7.52

Class C: Net Asset Value and offering price per share ($1,228,607 ÷ 163,893 shares)A	$ 7.50

International Growth: Net Asset Value, offering price and redemption price per share ($23,618,441 ÷ 3,140,069 shares)	$ 7.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,920 ÷ 7,172 shares)	$ 7.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 343,284
Interest		244
Income from Fidelity Central Funds		7,256
		350,784
Less foreign taxes withheld		(29,407)
Total income		321,377

Expenses
Management fee Basic fee	$ 92,193
Performance adjustment	12,351
Transfer agent fees	42,544
Distribution fees	11,510
Accounting and security lending fees	6,867
Custodian fees and expenses	30,304
Independent trustees' compensation	68
Registration fees	36,851
Audit	33,387
Legal	129
Miscellaneous	149
Total expenses before reductions	266,353
Expense reductions	(94,485)	171,868
Net investment income (loss)		149,509
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,150,503
Foreign currency transactions	(6,907)
Total net realized gain (loss)		1,143,596
Change in net unrealized appreciation (depreciation) on: Investment securities	520,340
Assets and liabilities in foreign currencies	(1,345)
Total change in net unrealized appreciation (depreciation)		518,995
Net gain (loss)		1,662,591
Net increase (decrease) in net assets resulting from operations		$ 1,812,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,509	$ 175,103
Net realized gain (loss)	1,143,596	(2,934,897)
Change in net unrealized appreciation (depreciation)	518,995	7,705,769
Net increase (decrease) in net assets resulting from operations	1,812,100	4,945,975
Distributions to shareholders from net investment income	(167,219)	(188,551)
Distributions to shareholders from net realized gain	(78,510)	-
Total distributions	(245,729)	(188,551)
Share transactions - net increase (decrease)	5,698,058	1,563,086
Redemption fees	1,441	3,195
Total increase (decrease) in net assets	7,265,870	6,323,705

Net Assets
Beginning of period	21,381,790	15,058,085
End of period (including undistributed net investment income of $150,174 and undistributed net investment income of $167,884, respectively)	$ 28,647,660	$ 21,381,790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.07
Net realized and unrealized gain (loss)	.53	1.55	(4.61)
Total from investment operations	.57	1.60	(4.54)
Distributions from net investment income	(.05)	(.05)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.51	$ 7.01	$ 5.46
Total Return B, C, D	8.15%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.46%	2.88%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.48% A	1.47%	1.48%
Net investment income (loss)	.98% A	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,458	$ 1,452	$ 820
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.03	.05
Net realized and unrealized gain (loss)	.54	1.55	(4.60)
Total from investment operations	.57	1.58	(4.55)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.05) K	(.03)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.52	$ 7.00	$ 5.45
Total Return B, C, D	8.10%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.47% A	2.67%	3.07%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%
Expenses net of all reductions	1.73% A	1.73%	1.73%
Net investment income (loss)	.74% A	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 786	$ 532	$ 507
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	- J
Net realized and unrealized gain (loss)	.53	1.55	(4.58)
Total from investment operations	.54	1.56	(4.58)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.52	$ 6.98	$ 5.42
Total Return B, C, D	7.74%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.93% A	3.17%	3.55%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.23% A	2.23%	2.23%
Net investment income (loss)	.24% A	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 503	$ 328	$ 642
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	- J
Net realized and unrealized gain (loss)	.53	1.55	(4.58)
Total from investment operations	.54	1.56	(4.58)
Distributions from net realized gain	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 7.50	$ 6.98	$ 5.42
Total Return B, C, D	7.75%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.94% A	3.21%	3.52%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.23% A	2.23%	2.23%
Net investment income (loss)	.23% A	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229	$ 780	$ 684
Portfolio turnover rate G	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06	.09
Net realized and unrealized gain (loss)	.53	1.54	(4.60)
Total from investment operations	.58	1.60	(4.51)
Distributions from net investment income	(.06)	(.06)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 7.52	$ 7.02	$ 5.48
Total Return B, C	8.30%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.96% A	2.19%	2.35%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.23% A	1.23%	1.23%
Net investment income (loss)	1.24% A	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,618	$ 18,254	$ 11,884
Portfolio turnover rate F	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06	.09
Net realized and unrealized gain (loss)	.53	1.54	(4.60)
Total from investment operations	.58	1.60	(4.51)
Distributions from net investment income	(.06)	(.06)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 7.52	$ 7.02	$ 5.48
Total Return B, C	8.30%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.94% A	2.01%	2.56%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.23% A	1.23%	1.23%
Net investment income (loss)	1.23% A	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 36	$ 521
Portfolio turnover rate F	93% A	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,057,992
Gross unrealized depreciation	(1,481,665)
Net unrealized appreciation (depreciation)	$ 1,576,327

Tax cost	$ 29,861,188

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $17,011,780 and $11,668,470, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,450	$ 528
Class T	.25%	.25%	1,591	5
Class B	.75%	.25%	2,076	1,558
Class C	.75%	.25%	5,393	1,572
			$ 11,510	$ 3,663

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,049
Class T	307
Class B*	226
Class C*	23
$ 3,605

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,201.33
Class T	1,058.33
Class B	664.32
Class C	1,746.32
International Growth	35,807.33
Institutional Class	68.30
	$ 42,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $236 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,256.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 6,739
Class T	1.75%	2,311
Class B	2.25%	1,422
Class C	2.25%	3,728
International Growth	1.25%	77,598
Institutional Class	1.25%	155
		$ 91,953

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,532 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 10,514	$ 7,994
Class T	1,819	2,991
International Growth	154,599	171,473
Institutional Class	287	6,093
Total	$ 167,219	$ 188,551
From net realized gain
Class A	$ 5,713	$ -
Class T	2,067	-
Class C	2,797	-
International Growth	67,807	-
Institutional Class	126	-
Total	$ 78,510	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	147,396	249,117	$ 1,100,503	$ 1,499,324
Reinvestment of distributions	2,011	1,620	14,999	7,954
Shares redeemed	(29,174)	(193,639)	(215,814)	(1,109,207)
Net increase (decrease)	120,233	57,098	$ 899,688	$ 398,071
Class T
Shares sold	34,273	78,248	$ 255,312	$ 453,244
Reinvestment of distributions	513	606	3,840	2,982
Shares redeemed	(6,133)	(96,008)	(46,474)	(616,841)
Net increase (decrease)	28,653	(17,154)	$ 212,678	$ (160,615)
Class B
Shares sold	24,766	35,907	$ 182,804	$ 202,014
Shares redeemed	(4,953)	(107,260)	(36,458)	(656,068)
Net increase (decrease)	19,813	(71,353)	$ 146,346	$ (454,054)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	69,333	147,440	$ 515,403	$ 796,649
Reinvestment of distributions	369	-	2,760	-
Shares redeemed	(17,532)	(161,828)	(130,507)	(850,523)
Net increase (decrease)	52,170	(14,388)	$ 387,656	$ (53,874)
International Growth
Shares sold	1,091,165	1,976,158	$ 8,126,949	$ 11,124,182
Reinvestment of distributions	28,518	27,149	212,744	133,303
Shares redeemed	(578,928)	(1,574,393)	(4,302,906)	(8,834,160)
Net increase (decrease)	540,755	428,914	$ 4,036,787	$ 2,423,325
Institutional Class
Shares sold	4,033	6,125	$ 30,254	$ 37,094
Reinvestment of distributions	55	1,241	412	6,093
Shares redeemed	(2,102)	(97,389)	(15,763)	(632,954)
Net increase (decrease)	1,986	(90,023)	$ 14,903	$ (589,767)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AIGFI-USAN-0610
1.853344.102

Fidelity®
International Small Cap
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.65%
Actual		$ 1,000.00	$ 1,084.80	$ 8.53
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,083.10	$ 9.81
Hypothetical A		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,080.20	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,080.30	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap	1.52%
Actual		$ 1,000.00	$ 1,084.80	$ 7.86
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,085.40	$ 7.24
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 25.6%
United Kingdom 15.7%
Germany 10.7%
France 9.3%
Australia 7.4%
United States of America 3.5%
Netherlands 2.9%
Bermuda 2.4%
Cayman Islands 1.8%
Other 20.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 24.5%
United Kingdom 17.7%
Australia 11.7%
Germany 7.9%
France 6.0%
United States of America 4.5%
Netherlands 4.1%
Canada 2.7%
Cayman Islands 2.3%
Other 18.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	96.8	96.3
Short-Term Investments and Net Other Assets	3.2	3.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Software AG (Bearer) (Germany, Software)	1.2	0.9
HeidelbergCement AG (Germany, Construction Materials)	1.1	1.1
Gemalto NV (Netherlands, Computers & Peripherals)	1.1	1.1
SeLoger.com (France, Media)	1.0	0.9
IG Group Holdings PLC (United Kingdom, Diversified Financial Services)	1.0	0.8
Schibsted ASA (B Shares) (Norway, Media)	0.9	0.6
Delticom AG (Germany, Distributors)	0.9	0.6
Elekta AB (B Shares) (Sweden, Health Care Equipment & Supplies)	0.9	0.6
European Goldfields Ltd. (Canada, Metals & Mining)	0.8	0.6
QIAGEN NV (Netherlands, Life Sciences Tools & Services)	0.8	0.8
	9.7
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.3	18.2
Consumer Discretionary	18.6	19.6
Information Technology	17.0	15.7
Materials	10.8	12.6
Financials	10.9	12.7
Health Care	9.6	9.2
Energy	5.3	4.0
Telecommunication Services	2.1	1.7
Consumer Staples	1.6	1.6
Utilities	0.9	0.9

Semiannual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 7.4%
Allied Gold Ltd. (a)	13,433,011	$ 4,780,379
Allied Gold Ltd. (United Kingdom) (a)	5,115,200	1,791,254
Aristocrat Leisure Ltd.	210,700	826,813
Austal Ltd.	1,095,023	2,392,053
Australian Worldwide Exploration Ltd. (a)	840,066	1,898,033
BlueScope Steel Ltd.	313,097	751,037
carsales.com Ltd. (d)	95,894	476,534
Centamin Egypt Ltd. (a)	2,625,014	5,314,729
Centennial Coal Co. Ltd.	346,243	1,347,093
Charter Hall Group unit	2,838,480	1,982,505
Discovery Metals Ltd. (a)	745,951	584,950
DUET Group	550,781	898,450
Goodman Group unit	8,166,412	5,307,424
Iress Market Technology Ltd.	156,546	1,224,658
Ironbark Zinc Ltd. (a)	2,305,831	414,274
JB Hi-Fi Ltd.	55,787	992,748
Lynas Corp. Ltd. (a)	1,682,551	826,091
MAp Group unit	310,166	888,872
Medusa Mining Ltd.	178,363	772,507
Mineral Deposits Ltd. (a)	5,849,000	5,352,854
Monto Minerals Ltd. (a)	273,551	3,765
Navitas Ltd.	998,219	4,776,143
Northern Iron Ltd. (a)	423,362	566,492
Paladin Energy Ltd. (a)	227,973	829,961
Ramsay Health Care Ltd.	209,865	2,619,664
SAI Global Ltd.	1,042,296	4,114,927
SEEK Ltd.	722,782	5,545,527
Super Cheap Auto Group Ltd.	77,843	400,034
Tianshan Goldfields Ltd. (a)	944,712	70,891
Wotif.com Holdings Ltd.	206,832	1,236,035
TOTAL AUSTRALIA		58,986,697
Bailiwick of Guernsey - 0.2%
Stobart Group Ltd.	828,000	1,926,106
Bailiwick of Jersey - 0.2%
ACP Capital Ltd.	532,925	174,412
Renewable Energy Generation Ltd.	1,777,200	1,391,718
TOTAL BAILIWICK OF JERSEY		1,566,130
Belgium - 1.0%
Barco NV (a)	56,200	3,032,781
Common Stocks - continued
	Shares	Value
Belgium - continued
EVS Broadcast Equipment SA	7,700	$ 423,473
Hansen Transmissions International NV (a)	2,820,200	4,334,071
TOTAL BELGIUM		7,790,325
Bermuda - 2.4%
Aquarius Platinum Ltd. (Australia)	445,017	2,873,614
Biosensors International Group Ltd. (a)	1,423,000	810,531
China Animal Healthcare Ltd.	4,707,000	1,042,384
China LotSynergy Holdings Ltd. (a)	7,324,000	325,889
China Water Affairs Group Ltd.	1,134,000	454,228
Integrated Distribution Services Group Ltd. (IDS)	5,000	9,043
Luk Fook Holdings International Ltd.	1,162,000	1,362,909
Mingyuan Medicare Development Co. Ltd.	2,460,000	303,479
Noble Group Ltd.	204,000	442,453
Oakley Capital Investments Ltd. (a)	1,285,000	2,146,255
Peace Mark Holdings Ltd. (a)	788,000	1
Seadrill Ltd.	122,700	3,091,061
Vtech Holdings Ltd.	517,000	5,779,809
TOTAL BERMUDA		18,641,656
British Virgin Islands - 1.2%
Albidon Ltd. unit (a)	1,469,000	42,250
Kalahari Energy (a)(g)	1,451,000	253,925
Playtech Ltd. (d)	845,876	6,432,483
Xcite Energy Ltd. (a)	2,263,300	2,489,387
TOTAL BRITISH VIRGIN ISLANDS		9,218,045
Canada - 1.6%
AirSea Lines (a)(g)	1,893,338	25
AirSea Lines warrants 8/4/11 (a)(g)	1,862,300	25
Equinox Minerals Ltd. unit (a)	352,022	1,385,006
European Goldfields Ltd. (a)	913,400	6,678,372
Platmin Ltd. (a)	3,649,900	4,422,374
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	340,726
TOTAL CANADA		12,826,536
Cayman Islands - 1.8%
Ajisen (China) Holdings Ltd.	362,000	387,804
Bosideng International Holdings Ltd.	1,812,000	501,096
China Dongxiang Group Co. Ltd.	657,000	445,941
China High Precision Automation Group Ltd. (a)	504,000	364,504
CNinsure, Inc. ADR	19,600	543,704
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Ctrip.com International Ltd. sponsored ADR (a)	43,000	$ 1,570,360
Daphne International Holdings Ltd.	1,546,000	1,597,014
Eagle Nice (International) Holdings Ltd.	1,616,000	652,400
Hengdeli Holdings Ltd.	1,124,000	468,685
Kingdee International Software Group Co. Ltd.	2,010,000	772,815
Maoye International Holdings Ltd.	1,033,000	369,622
Marwyn Value Investors II Ltd. (a)	1,846,800	1,841,336
Orchid Developments Group Ltd. (a)	1,211,000	580,666
Perfect World Co. Ltd. sponsored ADR Class B (a)	15,300	512,091
Regent Pacific Group Ltd.	8,780,000	294,919
Xingda International Holdings Ltd.	1,297,000	874,119
Xinyi Glass Holdings Co. Ltd.	1,260,000	1,082,429
Yip's Chemical Holdings Ltd.	1,058,000	1,068,234
TOTAL CAYMAN ISLANDS		13,927,739
China - 0.9%
51job, Inc. sponsored ADR (a)	31,000	624,960
AMVIG Holdings Ltd.	122,000	89,432
Baidu.com, Inc. sponsored ADR (a)	1,600	1,102,880
BYD Co. Ltd. (H Shares) (a)	27,000	239,732
China Metal Recycling (Holdings) Ltd.	269,400	273,792
Dalian Port (PDA) Co. Ltd. (H Shares)	1,544,000	710,698
Digital China Holdings Ltd. (H Shares)	239,000	351,811
Global Bio-Chem Technology Group Co. Ltd.	1,482,000	339,594
Lumena Resources Corp.	1,304,000	380,887
Minth Group Ltd.	698,000	982,247
People's Food Holdings Ltd.	449,000	225,900
Royale Furniture Holdings Ltd.	34,000	9,557
Weiqiao Textile Co. Ltd. (H Shares)	2,138,000	1,576,647
TOTAL CHINA		6,908,137
Cyprus - 1.0%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	781,900	2,850,550
TOTAL CYPRUS		7,718,050
Denmark - 1.1%
DSV de Sammensluttede Vognmaend AS	267,200	4,776,417
Vestas Wind Systems AS (a)	66,409	4,052,407
TOTAL DENMARK		8,828,824
France - 9.3%
Altamir Amboise (a)	566,600	4,663,207
Common Stocks - continued
	Shares	Value
France - continued
ALTEN (a)	77,618	$ 2,265,071
April Group (d)	79,700	2,479,095
Audika SA	95,685	3,347,420
Compagnie Generale de Geophysique SA (a)	98,800	2,974,834
Delachaux SA	92,596	5,906,407
Devoteam SA (d)	40,400	1,105,763
Faiveley Transport	54,143	4,331,175
Iliad Group SA (d)	49,944	4,994,229
Ipsos SA	169,489	6,487,104
Laurent-Perrier Group	21,660	2,017,534
LeGuide.com SA (a)(d)	85,800	2,300,649
Maisons France Confort (d)	93,044	4,099,875
Meetic	199,700	5,516,477
Nexity (d)	89,000	3,251,595
Sartorius Stedim Biotech (d)	57,400	2,805,368
SeLoger.com	198,800	8,030,523
Sopra Group SA (d)	40,300	3,055,589
SR Teleperformance SA	104,600	3,656,919
TOTAL FRANCE		73,288,834
Germany - 10.6%
CENTROTEC Sustainable AG (a)	140,595	2,431,888
CTS Eventim AG	119,574	6,280,110
Delticom AG	140,200	7,258,450
Drillisch AG	725,600	5,133,758
ElringKlinger AG	196,600	5,522,252
Freenet AG (a)	171,400	1,993,668
GEA Group AG	163,327	3,622,516
GFK AG	65,999	2,479,061
HeidelbergCement AG	142,966	8,858,304
KROMI Logistik AG (a)	118,100	1,267,453
Lanxess AG	130,235	6,154,995
Pfleiderer AG (a)	236,000	1,463,372
Rational AG (d)	20,920	3,341,379
SMA Solar Technology AG	33,400	4,079,690
Software AG (Bearer)	80,700	9,241,335
STRATEC Biomedical Systems AG	83,310	3,086,250
Tom Tailor Holding AG	212,600	3,635,115
United Internet AG	245,535	3,687,498
Wacker Chemie AG	27,500	4,029,811
TOTAL GERMANY		83,566,905
Common Stocks - continued
	Shares	Value
Greece - 0.2%
Babis Vovos International Technical SA (a)	149,200	$ 544,218
Jumbo SA (a)	161,000	1,183,389
TOTAL GREECE		1,727,607
Hong Kong - 1.2%
Dah Sing Financial Holdings Ltd. (a)	110,800	629,317
Galaxy Entertainment Group Ltd. (a)	1,662,000	774,202
I.T Ltd. (a)	2,280,000	366,219
REXCAPITAL Financial Holdings Ltd.	7,400,000	878,200
Singamas Container Holdings Ltd. (a)	6,148,000	1,101,379
Techtronic Industries Co. Ltd.	3,251,000	3,378,182
Texwinca Holdings Ltd.	1,994,000	2,130,041
Tian An China Investments Co. Ltd.	669,000	441,183
TOTAL HONG KONG		9,698,723
Iceland - 0.5%
Ossur hf (a)	2,533,800	3,833,802
India - 0.1%
Educomp Solutions Ltd.	24,874	380,581
Geodesic Ltd.	256,340	651,373
TOTAL INDIA		1,031,954
Indonesia - 0.2%
PT Ciputra Development Tbk (a)	14,603,500	1,418,798
PT Kalbe Farma Tbk	1,594,000	363,363
TOTAL INDONESIA		1,782,161
Ireland - 0.7%
Kenmare Resources PLC (a)	15,907,700	3,208,058
Petroceltic International PLC (a)	14,365,600	2,721,717
Vimio PLC (a)	867,300	13
TOTAL IRELAND		5,929,788
Isle of Man - 1.2%
Exillon Energy PLC	1,373,800	3,973,279
IBS Group Holding Ltd. GDR (Reg. S) (a)	317,700	5,303,769
TOTAL ISLE OF MAN		9,277,048
Italy - 0.8%
Seldovia Native Association, Inc. (SNAI) (a)(d)	337,990	1,282,152
Tod's SpA (d)	64,383	4,724,309
TOTAL ITALY		6,006,461
Common Stocks - continued
	Shares	Value
Japan - 25.6%
ABC-Mart, Inc.	54,700	$ 1,956,691
Air Water, Inc.	72,000	800,256
Aozora Bank Ltd. (a)	1,239,000	1,780,741
AQ Interactive, Inc. (a)	483	886,503
ARCS Co. Ltd.	133,600	1,794,988
Arnest One Corp.	44,100	455,414
Asahi Co. Ltd.	58,000	889,790
Asahi Intecc Co. Ltd.	156,700	2,765,981
ASKUL Corp.	96,000	1,949,026
Bank of Kyoto Ltd.	231,000	2,038,742
Cellseed, Inc.	11,700	159,936
Central Glass Co. Ltd.	419,000	2,025,189
Chiba Bank Ltd.	325,000	2,058,322
Chiyoda Corp.	297,000	2,726,858
CMIC Co. Ltd.	3,580	1,034,019
Create SD Holdings Co. Ltd.	48,200	959,587
Credit Saison Co. Ltd.	190,900	2,792,117
Culture Convenience Club Co. Ltd. (d)	307,100	1,605,303
CyberAgent, Inc. (d)	679	1,185,521
Dai-ichi Seiko Co. Ltd. (d)	41,800	1,475,216
Daicel Chemical Industries Ltd.	407,000	2,630,139
Daihen Corp.	373,000	1,659,896
Daiseki Co. Ltd.	42,230	929,752
Digital Garage, Inc.	817	2,012,709
Don Quijote Co. Ltd.	80,100	2,157,490
Ebara Corp. (a)	382,000	1,968,018
EPS Co. Ltd.	442	1,079,943
Exedy Corp.	128,300	3,392,922
Ferrotec Corp.	145,900	1,613,862
FOI Corp.	73,800	666,266
FreeBit Co., Ltd. (d)	232	986,735
Fuji Oil Co. Ltd.	112,500	1,566,592
Fujikura Ltd.	186,000	993,620
Furukawa Electric Co. Ltd.	214,000	1,060,824
Furuya Metal Co. Ltd.	33,400	2,425,083
GREE, Inc.	49,500	2,745,608
Hitachi Transport System Ltd.	70,100	1,011,237
Hoshizaki Electric Co. Ltd. (d)	67,500	989,540
Ibiden Co. Ltd.	87,200	3,165,677
Inpex Corp.	182	1,280,823
Isetan Mitsukoshi Holdings Ltd.	124,000	1,432,129
Isuzu Motors Ltd. (a)	719,000	2,287,724
Common Stocks - continued
	Shares	Value
Japan - continued
Itochu Corp.	302,000	$ 2,616,564
Japan Steel Works Ltd.	95,000	1,040,576
JP-Holdings, Inc.	73,700	1,204,402
JTEKT Corp.	159,200	1,829,393
Kakaku.com, Inc.	274	1,035,558
Kandenko Co. Ltd.	193,000	1,259,544
Kenedix Realty Investment Corp.	440	1,449,803
Kimoto Co. Ltd.	193,500	1,658,336
KOMERI Co. Ltd.	83,700	2,127,030
Kuraray Co. Ltd.	192,500	2,520,159
Maeda Corp.	319,000	1,066,390
Makino Milling Machine Co. Ltd. (a)	244,000	1,711,871
Marui Group Co. Ltd.	175,800	1,389,822
Maruwa Ceramic Co. Ltd.	47,100	1,001,370
McDonald's Holdings Co. (Japan) Ltd.	106,200	2,261,258
Meiko Electronics Co. Ltd. (d)	65,700	1,410,105
Message Co. Ltd.	984	2,115,081
Minebea Ltd.	314,000	1,822,123
Mitsubishi Materials Corp. (a)	534,000	1,600,663
Mitsubishi UFJ Lease & Finance Co. Ltd.	85,010	3,307,905
Mitsumi Electric Co. Ltd.	98,500	2,143,454
mixi, Inc. (a)(d)	329	2,105,068
MS&AD Insurance Group Holdings, Inc. (a)	96,383	2,770,441
Nabtesco Corp.	226,000	2,863,196
NHK Spring Co. Ltd.	193,000	1,867,742
Nichi-iko Pharmaceutical Co. Ltd.	54,500	1,716,289
Nichicon Corp.	222,600	3,000,230
Nihon M&A Center, Inc. (d)	637	2,319,323
Nihon Nohyaku Co. Ltd.	172,000	959,523
Nippon Denko Co. Ltd.	105,000	747,844
Nippon Electric Glass Co. Ltd.	114,000	1,748,898
Nippon Signal Co. Ltd.	264,600	2,284,580
NOF Corp.	151,000	591,589
Nomura Real Estate Residential Fund, Inc.	400	1,707,655
NTT Urban Development Co.	1,414	1,378,925
Onward Holdings Co. Ltd.	110,000	914,617
Osaka Securities Exchange Co. Ltd.	222	1,146,279
Otsuka Corp.	30,400	2,168,423
Park24 Co. Ltd.	117,000	1,315,363
Pigeon Corp.	30,500	1,146,226
Point, Inc.	16,180	1,049,039
Riso Kagaku Corp.	96,100	1,181,683
Common Stocks - continued
	Shares	Value
Japan - continued
Rohto Pharmaceutical Co. Ltd.	224,000	$ 2,453,913
Sankyu, Inc.	264,000	1,202,938
Santen Pharmaceutical Co. Ltd.	65,900	2,104,759
Sekisui Chemical Co. Ltd.	303,000	2,077,419
Shimadzu Corp.	379,000	3,155,307
Shimamura Co. Ltd.	23,300	2,349,100
Shin-Kobe Electric Machinery Co. Ltd.	244,000	2,361,290
Shizuoka Gas Co. Ltd.	88,000	507,782
SHO-BOND Holdings Co. Ltd.	128,700	2,495,078
So-net M3, Inc. (d)	575	2,090,520
Sony Financial Holdings, Inc.	296	1,068,285
SRI Sports Ltd.	1,005	995,050
Stanley Electric Co. Ltd.	53,700	1,105,101
Start Today Co. Ltd.	273	646,678
Stella Chemifa Corp.	16,200	623,475
Sumitomo Osaka Cement Co. Ltd.	566,000	1,087,092
Sumitomo Trust & Banking Co. Ltd.	401,000	2,425,196
Sysmex Corp.	38,100	2,291,760
Taisho Pharmaceutical Co. Ltd.	86,000	1,568,381
Takata Corp.	104,300	2,622,768
Takeei Corp.	77,900	1,140,344
The Suruga Bank Ltd.	221,000	2,174,002
Tocalo Co. Ltd.	67,000	1,381,657
Toho Co. Ltd.	58,300	1,005,223
Tokyu Livable, Inc.	138,000	1,463,302
Toto Ltd.	342,000	2,302,472
Towa Corp. (a)(d)	243,300	2,162,839
Toyo Tanso Co. Ltd. (d)	42,500	2,275,897
Toyota Boshoku Corp.	45,600	820,441
Ube Industries Ltd.	796,000	2,012,099
Unicharm Petcare Corp.	86,400	2,879,080
Weathernews, Inc.	34,500	480,422
Yamatake Corp.	105,100	2,619,388
Yamato Kogyo Co. Ltd.	67,800	2,164,721
Yamazaki Baking Co. Ltd.	127,000	1,627,893
TOTAL JAPAN		202,692,801
Korea (South) - 1.2%
CJ Home Shopping	14,240	1,062,439
Daou Technology, Inc.	197,150	1,626,750
Hyosung Corp.	6,493	460,828
Interpark Corp. (a)	75,279	359,277
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Jusung Engineering Co. Ltd. (a)	72,738	$ 1,357,384
KC Tech Co. Ltd.	117,090	733,139
Lock & Lock Co. Ltd.	4,700	113,353
MNTECH Co. Ltd.	76,840	1,103,706
NCsoft Corp.	3,548	527,429
Power Logics Co. Ltd. (a)	41,248	303,842
Sodiff Advanced Materials Co. Ltd.	3,940	343,383
The Basic House Co. Ltd. (a)	123,000	960,336
TK Corp.	17,649	434,290
TOTAL KOREA (SOUTH)		9,386,156
Luxembourg - 0.3%
GlobeOp Financial Services SA	635,085	2,658,499
Malaysia - 0.1%
JobStreet Corp. Bhd	1,289,000	802,818
Top Glove Corp. Bhd	56,700	225,128
TOTAL MALAYSIA		1,027,946
Netherlands - 2.9%
Gemalto NV	190,440	8,490,151
James Hardie Industries NV unit (a)	132,009	925,276
QIAGEN NV (a)	286,100	6,573,003
SMARTRAC NV (a)	108,900	2,018,564
Wavin NV	2,341,700	4,672,519
TOTAL NETHERLANDS		22,679,513
Norway - 1.7%
IMAREX NOS ASA (a)	142,100	1,248,751
Renewable Energy Corp. ASA (a)(d)	792,095	2,691,616
Renewable Energy Corp. ASA rights 5/20/10 (a)	396,047	549,263
Schibsted ASA (B Shares)	294,200	7,301,556
Sevan Marine ASA (a)	1,000,000	1,447,867
TOTAL NORWAY		13,239,053
Papua New Guinea - 0.1%
Lihir Gold Ltd.	127,700	451,149
Singapore - 0.8%
CSE Global Ltd.	571,000	433,295
Goodpack Ltd.	1,641,000	1,996,768
Hyflux Ltd.	440,000	1,104,536
Oceanus Group Ltd. (a)	2,071,000	579,971
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Holdings Ltd.	588,000	$ 1,439,280
Raffles Medical Group Ltd.	657,000	820,521
TOTAL SINGAPORE		6,374,371
South Africa - 0.4%
Blue Label Telecoms Ltd. (a)	5,075,300	3,517,977
Spain - 0.6%
EDP Renovaveis SA (a)	367,519	2,613,016
Obrascon Huarte Lain SA	76,400	2,173,154
Vueling Airlines SA (a)	18,069	265,047
TOTAL SPAIN		5,051,217
Sweden - 1.3%
Elekta AB (B Shares)	270,100	7,015,519
Modern Times Group MTG AB (B Shares)	47,100	2,868,543
XCounter AB (a)	1,108,000	88,546
TOTAL SWEDEN		9,972,608
Switzerland - 1.4%
Bank Sarasin & Co. Ltd. Series B (Reg.)	24,585	956,333
Basilea Pharmaceutica AG (a)	9,770	713,900
Lonza Group AG	40,226	3,139,238
Panalpina Welttransport Holding AG	27,860	2,505,683
VZ Holding AG	45,400	3,986,791
TOTAL SWITZERLAND		11,301,945
Thailand - 0.0%
Asian Property Development PCL (For. Reg.)	727,800	113,855
United Kingdom - 15.7%
Abcam PLC	263,600	4,783,699
Aberdeen Asset Management PLC	2,132,278	4,477,036
Antisoma PLC (a)	2,397,700	253,625
Ashmore Group PLC	428,100	1,727,720
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)	4,871,700	3,239,178
Avanti Communications Group PLC (a)	640,000	5,143,821
Blinkx PLC (a)	3,186,900	674,479
Bond International Software PLC	617,066	710,186
Borders & Southern Petroleum PLC (a)	698,500	536,318
Cadogan Petroleum PLC (a)	1,406,300	308,355
Centurion Electronics PLC (a)(e)	748,299	11
Ceres Power Holdings PLC (a)	406,200	707,033
Common Stocks - continued
	Shares	Value
United Kingdom - continued
China Goldmines PLC (a)	669,353	$ 191,042
Connaught PLC	467,900	2,155,054
Conygar Investment Co. PLC (a)	2,333,700	4,017,840
Cove Energy PLC (a)	4,519,200	3,369,911
CPP Group PLC	333,500	1,398,587
Craneware PLC	863,500	5,515,611
Datacash Group PLC	1,241,380	4,379,321
DTZ Holdings PLC (a)	1,878,000	1,989,347
Eaga PLC	252,100	512,872
EMIS Group PLC (a)	391,545	2,086,035
European Nickel PLC (a)	7,307,800	1,091,360
Faroe Petroleum PLC (a)	286,300	527,822
Faroe Petroleum PLC rights 5/13/10 (a)	190,847	63,912
GoIndustry-DoveBid PLC (a)	2,258,900	34,433
Hays PLC	2,145,443	3,645,783
Icap PLC	262,300	1,513,123
Ideal Shopping Direct PLC (a)	234,592	566,240
IG Group Holdings PLC	1,243,651	7,711,208
Inchcape PLC (a)	8,321,206	4,356,481
Jubilee Platinum PLC (a)	1,657,843	1,024,440
Keronite PLC (a)(g)	13,620,267	104,185
Max Petroleum PLC (a)(d)	2,509,220	733,928
Mothercare PLC	536,200	4,701,866
NCC Group Ltd.	237,615	1,418,295
Northgate PLC (a)	513,600	1,651,311
Pureprofile Media PLC (a)(g)	1,108,572	423,987
Redhall Group PLC	519,600	1,216,457
Regenersis PLC (a)	1,367,300	911,544
Royalblue Group PLC	211,242	4,249,093
Salamander Energy PLC (a)	744,900	2,845,948
SDL PLC (a)	739,262	5,107,244
SIG PLC (a)	1,580,600	3,178,666
Silverdell PLC (a)	4,958,000	660,369
Sinclair Pharma PLC (a)	3,003,544	1,453,498
Sphere Medical Holding PLC (a)(g)	555,599	1,444,971
SR Pharma PLC (a)	5,388,700	814,681
Sthree PLC	578,809	3,221,533
Synergy Health PLC	293,790	2,752,132
Ted Baker PLC	313,200	2,506,430
TMO Biotec (a)(g)	1,000,000	382,463
Travis Perkins PLC (a)	265,700	3,431,176
Valiant Petroleum PLC (a)	162,600	1,674,564
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wellstream Holdings PLC	464,300	$ 4,239,233
Xchanging PLC	1,521,100	4,868,565
Zenergy Power PLC (a)	890,420	1,426,338
ZincOx Resources PLC (a)	102,200	78,559
TOTAL UNITED KINGDOM		124,208,924
United States of America - 0.4%
CTC Media, Inc.	195,700	3,305,373
Mudalla Technology, Inc. (a)	996,527	15
XL TechGroup, Inc. (a)	1,329,250	20
TOTAL UNITED STATES OF AMERICA		3,305,408
TOTAL COMMON STOCKS (Cost $736,481,828)		760,462,950
Investment Companies - 0.1%

Bailiwick of Guernsey - 0.1%
Brookwell Ltd. Class A (Cost $2,059,195)	705,464	625,466
Government Obligations - 0.1%
Principal Amount
Germany - 0.1%
German Federal Republic 0.1623% to 0.2028% 5/12/10 (f) (Cost $472,562)	EUR	355,000	472,694
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	28,761,032	$ 28,761,032
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	29,078,115	29,078,115
TOTAL MONEY MARKET FUNDS (Cost $57,839,147)		57,839,147
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $796,852,732)		819,400,257
NET OTHER ASSETS - (3.6)%		(28,278,131)
NET ASSETS - 100%		$ 791,122,126
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
138 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	June 2010	$ 5,049,747	$ (86,858)

The face value of futures purchased as a percentage of net assets - 0.6%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $166,442.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,477,089 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 931,150
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 817,216
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 640,000
Rock Well Petroleum, Inc.	4/13/06	$ 1,155,600
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 944,518
TMO Biotec	10/27/05	$ 300,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,428
Fidelity Securities Lending Cash Central Fund	360,067
Total	$ 385,495
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd. Class A	$ 1,078,606	$ -	$ 390,464	$ -	$ -
Centurion Electronics PLC	12	-	-	-	11
Total	$ 1,078,618	$ -	$ 390,464	$ -	$ 11
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 202,692,801	$ 159,527,089	$ 43,165,712	$ -
United Kingdom	124,208,924	-	121,853,302	2,355,622
Germany	83,566,905	-	83,566,905	-
France	73,288,834	-	73,288,834	-
Australia	58,986,697	5,352,854	53,633,843	-
Netherlands	22,679,513	-	22,679,513	-
Bermuda	18,641,656	-	18,641,655	1
Cayman Islands	13,927,739	2,626,155	11,301,584	-
Norway	13,239,053	-	13,239,053	-
Canada	12,826,536	7,019,098	5,807,380	58
British Virgin Islands	9,218,045	-	8,921,870	296,175
Cyprus	7,718,050	-	2,850,550	4,867,500
Ireland	5,929,788	-	5,929,775	13
United States of America	3,305,408	3,305,373	-	35
Other	110,233,001	5,245,817	104,987,184	-
Investment Companies	625,466	-	625,466	-
Government Obligations	472,694	-	472,694	-
Money Market Funds	57,839,147	57,839,147	-	-
Total Investments in Securities:	$ 819,400,257	$ 240,915,533	$ 570,965,320	$ 7,519,404
Derivative Instruments:
Liabilities
Futures Contracts	$ (86,858)	$ (86,858)	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,316,240
Total Realized Gain (Loss)	(2,681,842)
Total Unrealized Gain (Loss)	2,751,238
Cost of Purchases	351,644
Proceeds of Sales	(54,956)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,162,920)
Ending Balance	$ 7,519,404
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 24,444

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (86,858)
Total Value of Derivatives	$ -	$ (86,858)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $115,958,039 of which $28,798,938 and $87,159,101 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010
Assets
Investment in securities, at value (including securities loaned of $27,544,508) - See accompanying schedule: Unaffiliated issuers (cost $738,689,450)	$ 761,561,099
Fidelity Central Funds (cost $57,839,147)	57,839,147
Other affiliated issuers (cost $324,135)	11
Total Investments (cost $796,852,732)		$ 819,400,257
Foreign currency held at value (cost $235,295)		235,526
Segregated cash with broker from futures contracts		265,000
Receivable for investments sold		8,698,311
Receivable for fund shares sold		810,679
Dividends receivable		1,678,750
Distributions receivable from Fidelity Central Funds		79,419
Prepaid expenses		1,087
Receivable from investment adviser for expense reductions		4,251
Other receivables		198,375
Total assets		831,371,655

Liabilities
Payable for investments purchased	$ 7,708,003
Payable for fund shares redeemed	2,363,892
Accrued management fee	719,044
Distribution fees payable	22,413
Payable for daily variation on futures contracts	25,800
Other affiliated payables	217,531
Other payables and accrued expenses	114,731
Collateral on securities loaned, at value	29,078,115
Total liabilities		40,249,529

Net Assets		$ 791,122,126
Net Assets consist of:
Paid in capital		$ 857,063,542
Accumulated net investment loss		(646,071)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(87,718,703)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,423,358
Net Assets		$ 791,122,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,825,194 ÷ 1,027,242 shares)	$ 18.33

Maximum offering price per share (100/94.25 of $18.33)	$ 19.45
Class T: Net Asset Value and redemption price per share ($16,311,661 ÷ 896,984 shares)	$ 18.19

Maximum offering price per share (100/96.50 of $18.19)	$ 18.85
Class B: Net Asset Value and offering price per share ($3,545,617 ÷ 198,887 shares)A	$ 17.83

Class C: Net Asset Value and offering price per share ($11,063,567 ÷ 618,561 shares)A	$ 17.89

International Small Cap: Net Asset Value, offering price and redemption price per share ($735,617,916 ÷ 39,715,862 shares)	$ 18.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,758,171 ÷ 311,010 shares)	$ 18.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2010
Investment Income
Dividends		$ 5,087,683
Interest		507
Income from Fidelity Central Funds (including $360,067 from security lending)		385,495
		5,473,685
Less foreign taxes withheld		(234,377)
Total income		5,239,308

Expenses
Management fee Basic fee	$ 3,269,610
Performance adjustment	942,327
Transfer agent fees	1,112,953
Distribution fees	122,047
Accounting and security lending fees	187,510
Custodian fees and expenses	143,202
Independent trustees' compensation	2,071
Registration fees	51,617
Audit	73,710
Legal	2,038
Miscellaneous	5,809
Total expenses before reductions	5,912,894
Expense reductions	(157,960)	5,754,934
Net investment income (loss)		(515,626)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $39,232)	45,182,945
Other affiliated issuers	(856,606)
Foreign currency transactions	(117,330)
Futures contracts	(604,370)
Capital gain distributions from Fidelity Central Funds	1,843
Total net realized gain (loss)		43,606,482
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $27,128)	18,598,415
Assets and liabilities in foreign currencies	(45,574)
Futures contracts	(86,858)
Total change in net unrealized appreciation (depreciation)		18,465,983
Net gain (loss)		62,072,465
Net increase (decrease) in net assets resulting from operations		$ 61,556,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (515,626)	$ 3,237,964
Net realized gain (loss)	43,606,482	(79,176,066)
Change in net unrealized appreciation (depreciation)	18,465,983	297,287,070
Net increase (decrease) in net assets resulting from operations	61,556,839	221,348,968
Distributions to shareholders from net investment income	(3,368,409)	-
Distributions to shareholders from net realized gain	(14,323,742)	-
Total distributions	(17,692,151)	-
Share transactions - net increase (decrease)	32,703,062	(81,370,441)
Redemption fees	57,694	67,796
Total increase (decrease) in net assets	76,625,444	140,046,323

Net Assets
Beginning of period	714,496,682	574,450,359
End of period (including accumulated net investment loss of $646,071 and undistributed net investment income of $3,237,964, respectively)	$ 791,122,126	$ 714,496,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	- J	.03	(.02)	.05
Net realized and unrealized gain (loss)	1.47	5.31	(14.03)	7.97	5.05	6.16
Total from investment operations	1.45	5.37	(14.03)	8.00	5.03	6.21
Distributions from net investment income	(.06)	-	(.03)	-	(.05)	(.02)
Distributions from net realized gain	(.34)	-	(5.18)	(5.65)	(2.89)	(.77)
Total distributions	(.40)	-	(5.20) K	(5.65)	(2.94)	(.79)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.02
Net asset value, end of period	$ 18.33	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69
Total Return B,C,D	8.48%	45.09%	(53.35)%	33.43%	20.22%	30.16%
Ratios to Average Net Assets F,I
Expenses before reductions	1.80% A	1.75%	1.82%	1.53%	1.64%	1.66%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.53%	1.64%	1.66%
Expenses net of all reductions	1.62% A	1.62%	1.60%	1.49%	1.58%	1.63%
Net investment income (loss)	(.24)% A	.41%	-% H	.10%	(.08)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,825	$ 17,590	$ 13,561	$ 38,585	$ 36,701	$ 34,838
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.05)	(.04)	(.09)	(.01)
Net realized and unrealized gain (loss)	1.45	5.28	(13.95)	7.93	5.03	6.12
Total from investment operations	1.41	5.30	(14.00)	7.89	4.94	6.11
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(.34)	-	(5.12)	(5.57)	(2.88)	(.76)
Total distributions	(.36)	-	(5.12)	(5.57)	(2.88)	(.76)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 18.19	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57
Total Return B,C,D	8.31%	44.76%	(53.46)%	33.07%	19.93%	29.72%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	2.00%	2.07%	1.77%	1.89%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%	1.77%	1.89%	1.91%
Expenses net of all reductions	1.87% A	1.86%	1.86%	1.73%	1.83%	1.88%
Net investment income (loss)	(.49)% A	.16%	(.25)%	(.14)%	(.32)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,312	$ 15,760	$ 13,493	$ 40,823	$ 41,982	$ 41,647
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99
Income from Investment Operations
Net investment income (loss) E	(.09)	(.04)	(.16)	(.18)	(.24)	(.14)
Net realized and unrealized gain (loss)	1.42	5.17	(13.73)	7.82	4.98	6.08
Total from investment operations	1.33	5.13	(13.89)	7.64	4.74	5.94
Distributions from net realized gain	(.28)	-	(4.95)	(5.41)	(2.73)	(.71)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 17.83	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24
Total Return B,C,D	8.02%	44.03%	(53.68)%	32.38%	19.28%	29.13%
Ratios to Average Net Assets F,H
Expenses before reductions	2.55% A	2.49%	2.58%	2.30%	2.48%	2.49%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%	2.30%	2.40%	2.43%
Expenses net of all reductions	2.37% A	2.36%	2.36%	2.26%	2.34%	2.40%
Net investment income (loss)	(.99)% A	(.33)%	(.75)%	(.66)%	(.84)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,546	$ 3,601	$ 3,230	$ 10,704	$ 11,354	$ 12,783
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04
Income from Investment Operations
Net investment income (loss) E	(.09)	(.04)	(.16)	(.17)	(.23)	(.13)
Net realized and unrealized gain (loss)	1.43	5.19	(13.78)	7.85	4.99	6.10
Total from investment operations	1.34	5.15	(13.94)	7.68	4.76	5.97
Distributions from net realized gain	(.30)	-	(4.98)	(5.39)	(2.75)	(.72)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 17.89	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31
Total Return B,C,D	8.03%	44.02%	(53.67)%	32.39%	19.34%	29.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.53% A	2.49%	2.57%	2.26%	2.38%	2.41%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%	2.26%	2.38%	2.41%
Expenses net of all reductions	2.36% A	2.36%	2.36%	2.22%	2.32%	2.38%
Net investment income (loss)	(.99)% A	(.33)%	(.76)%	(.62)%	(.81)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,064	$ 5,814	$ 5,658	$ 20,094	$ 21,335	$ 25,202
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36
Income from Investment Operations
Net investment income (loss) D	(.01)	.08	.03	.12	.08	.15
Net realized and unrealized gain (loss)	1.47	5.37	(14.14)	8.03	5.08	6.19
Total from investment operations	1.46	5.45	(14.11)	8.15	5.16	6.34
Distributions from net investment income	(.08)	-	(.12)	(.07)	(.14)	(.06)
Distributions from net realized gain	(.34)	-	(5.18)	(5.67)	(2.89)	(.77)
Total distributions	(.42)	-	(5.30)	(5.74)	(3.03)	(.83)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.02
Net asset value, end of period	$ 18.52	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89
Total Return B,C	8.48%	45.30%	(53.25)%	33.82%	20.65%	30.67%
Ratios to Average Net Assets E,G
Expenses before reductions	1.52% A	1.48%	1.49%	1.19%	1.28%	1.28%
Expenses net of fee waivers, if any	1.52% A	1.48%	1.49%	1.19%	1.28%	1.28%
Expenses net of all reductions	1.49% A	1.44%	1.44%	1.15%	1.22%	1.25%
Net investment income (loss)	(.11)% A	.58%	.16%	.45%	.29%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 735,618	$ 669,035	$ 536,291	$ 1,663,761	$ 1,816,059	$ 2,090,458
Portfolio turnover rate F	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36
Income from Investment Operations
Net investment income (loss) D	- H	.09	.05	.12	.08	.14
Net realized and unrealized gain (loss)	1.47	5.37	(14.12)	8.02	5.07	6.18
Total from investment operations	1.47	5.46	(14.07)	8.14	5.15	6.32
Distributions from net investment income	(.09)	-	(.12)	(.07)	(.14)	(.07)
Distributions from net realized gain	(.34)	-	(5.18)	(5.67)	(2.89)	(.77)
Total distributions	(.43)	-	(5.30)	(5.74)	(3.03)	(.84)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.02
Net asset value, end of period	$ 18.51	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86
Total Return B,C	8.54%	45.46%	(53.22)%	33.84%	20.65%	30.59%
Ratios to Average Net Assets E,G
Expenses before reductions	1.43% A	1.45%	1.49%	1.18%	1.29%	1.30%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.18%	1.29%	1.30%
Expenses net of all reductions	1.37% A	1.37%	1.35%	1.14%	1.23%	1.27%
Net investment income (loss)	.01% A	.66%	.25%	.45%	.28%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,758	$ 2,696	$ 2,217	$ 7,774	$ 9,050	$ 7,432
Portfolio turnover rate F	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund was closed to most new accounts effective with the close of business on May 6, 2005 and reopened after the close of business on November 9, 2009. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

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3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 130,189,306
Gross unrealized depreciation	(119,967,059)
Net unrealized appreciation (depreciation)	$ 10,222,247
Tax cost	$ 809,178,010

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments -
continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (604,370)	$ (86,858)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (604,370)	$ (86,858)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(604,370) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(86,858) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,139,679 and $294,979,495, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.11% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 22,754	$ 642
Class T	.25%	.25%	39,896	334
Class B	.75%	.25%	17,811	13,411
Class C	.75%	.25%	41,586	1,849
			$ 122,047	$ 16,236

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,874
Class T	1,279
Class B*	2,159
Class C*	12
$ 7,324

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,976.32
Class T	25,853.32
Class B	5,749.32
Class C	12,683.30
International Small Cap	1,036,458.29
Institutional Class	3,234.20
	$ 1,112,953

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,509 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements - continued

9. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 13,237
Class T	1.90%	12,143
Class B	2.40%	2,683
Class C	2.40%	5,546
Institutional Class	1.40%	428
		$ 34,037

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $123,923 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 59,453	$ -
Class T	16,412	-
International Small Cap	3,278,578	-
Institutional Class	13,966	-
Total	$ 3,368,409	$ -
From net realized gain
Class A	$ 354,632	$ -
Class T	310,013	-
Class B	60,241	-
Class C	116,929	-
International Small Cap	13,430,315	-
Institutional Class	51,612	-
Total	$ 14,323,742	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	174,578	269,227	$ 3,078,924	$ 3,575,375
Reinvestment of distributions	22,435	-	393,061	-
Shares redeemed	(187,502)	(389,847)	(3,296,507)	(5,330,857)
Net increase (decrease)	9,511	(120,620)	$ 175,478	$ (1,755,482)
Class T
Shares sold	93,697	158,075	$ 1,656,800	$ 2,173,778
Reinvestment of distributions	18,371	-	319,658	-
Shares redeemed	(134,698)	(377,899)	(2,351,518)	(4,876,919)
Net increase (decrease)	(22,630)	(219,824)	$ (375,060)	$ (2,703,141)
Class B
Shares sold	10,233	8,564	$ 178,078	$ 108,038
Reinvestment of distributions	3,302	-	56,465	-
Shares redeemed	(29,320)	(71,172)	(501,612)	(857,564)
Net increase (decrease)	(15,785)	(62,608)	$ (267,069)	$ (749,526)

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	299,932	21,018	$ 5,298,695	$ 275,491
Reinvestment of distributions	6,001	-	102,910	-
Shares redeemed	(32,498)	(159,519)	(558,172)	(1,999,518)
Net increase (decrease)	273,435	(138,501)	$ 4,843,433	$ (1,724,027)
International Small Cap
Shares sold	6,218,832	4,989,568	$ 110,319,261	$ 69,926,221
Reinvestment of distributions	888,440	-	15,725,385	-
Shares redeemed	(5,668,855)	(11,303,255)	(100,575,856)	(144,001,202)
Net increase (decrease)	1,438,417	(6,313,687)	$ 25,468,790	$ (74,074,981)
Institutional Class
Shares sold	174,966	28,026	$ 3,188,106	$ 355,084
Reinvestment of distributions	2,890	-	51,087	-
Shares redeemed	(21,193)	(58,235)	(381,703)	(718,368)
Net increase (decrease)	156,663	(30,209)	$ 2,857,490	$ (363,284)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended October 31, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ISC-USAN-0610
1.800661.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.65%
Actual		$ 1,000.00	$ 1,084.80	$ 8.53
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,083.10	$ 9.81
Hypothetical A		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,080.20	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,080.30	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap	1.52%
Actual		$ 1,000.00	$ 1,084.80	$ 7.86
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,085.40	$ 7.24
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 25.6%
United Kingdom 15.7%
Germany 10.7%
France 9.3%
Australia 7.4%
United States of America 3.5%
Netherlands 2.9%
Bermuda 2.4%
Cayman Islands 1.8%
Other 20.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 24.5%
United Kingdom 17.7%
Australia 11.7%
Germany 7.9%
France 6.0%
United States of America 4.5%
Netherlands 4.1%
Canada 2.7%
Cayman Islands 2.3%
Other 18.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	96.8	96.3
Short-Term Investments and Net Other Assets	3.2	3.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Software AG (Bearer) (Germany, Software)	1.2	0.9
HeidelbergCement AG (Germany, Construction Materials)	1.1	1.1
Gemalto NV (Netherlands, Computers & Peripherals)	1.1	1.1
SeLoger.com (France, Media)	1.0	0.9
IG Group Holdings PLC (United Kingdom, Diversified Financial Services)	1.0	0.8
Schibsted ASA (B Shares) (Norway, Media)	0.9	0.6
Delticom AG (Germany, Distributors)	0.9	0.6
Elekta AB (B Shares) (Sweden, Health Care Equipment & Supplies)	0.9	0.6
European Goldfields Ltd. (Canada, Metals & Mining)	0.8	0.6
QIAGEN NV (Netherlands, Life Sciences Tools & Services)	0.8	0.8
	9.7
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.3	18.2
Consumer Discretionary	18.6	19.6
Information Technology	17.0	15.7
Materials	10.8	12.6
Financials	10.9	12.7
Health Care	9.6	9.2
Energy	5.3	4.0
Telecommunication Services	2.1	1.7
Consumer Staples	1.6	1.6
Utilities	0.9	0.9

Semiannual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 7.4%
Allied Gold Ltd. (a)	13,433,011	$ 4,780,379
Allied Gold Ltd. (United Kingdom) (a)	5,115,200	1,791,254
Aristocrat Leisure Ltd.	210,700	826,813
Austal Ltd.	1,095,023	2,392,053
Australian Worldwide Exploration Ltd. (a)	840,066	1,898,033
BlueScope Steel Ltd.	313,097	751,037
carsales.com Ltd. (d)	95,894	476,534
Centamin Egypt Ltd. (a)	2,625,014	5,314,729
Centennial Coal Co. Ltd.	346,243	1,347,093
Charter Hall Group unit	2,838,480	1,982,505
Discovery Metals Ltd. (a)	745,951	584,950
DUET Group	550,781	898,450
Goodman Group unit	8,166,412	5,307,424
Iress Market Technology Ltd.	156,546	1,224,658
Ironbark Zinc Ltd. (a)	2,305,831	414,274
JB Hi-Fi Ltd.	55,787	992,748
Lynas Corp. Ltd. (a)	1,682,551	826,091
MAp Group unit	310,166	888,872
Medusa Mining Ltd.	178,363	772,507
Mineral Deposits Ltd. (a)	5,849,000	5,352,854
Monto Minerals Ltd. (a)	273,551	3,765
Navitas Ltd.	998,219	4,776,143
Northern Iron Ltd. (a)	423,362	566,492
Paladin Energy Ltd. (a)	227,973	829,961
Ramsay Health Care Ltd.	209,865	2,619,664
SAI Global Ltd.	1,042,296	4,114,927
SEEK Ltd.	722,782	5,545,527
Super Cheap Auto Group Ltd.	77,843	400,034
Tianshan Goldfields Ltd. (a)	944,712	70,891
Wotif.com Holdings Ltd.	206,832	1,236,035
TOTAL AUSTRALIA		58,986,697
Bailiwick of Guernsey - 0.2%
Stobart Group Ltd.	828,000	1,926,106
Bailiwick of Jersey - 0.2%
ACP Capital Ltd.	532,925	174,412
Renewable Energy Generation Ltd.	1,777,200	1,391,718
TOTAL BAILIWICK OF JERSEY		1,566,130
Belgium - 1.0%
Barco NV (a)	56,200	3,032,781
Common Stocks - continued
	Shares	Value
Belgium - continued
EVS Broadcast Equipment SA	7,700	$ 423,473
Hansen Transmissions International NV (a)	2,820,200	4,334,071
TOTAL BELGIUM		7,790,325
Bermuda - 2.4%
Aquarius Platinum Ltd. (Australia)	445,017	2,873,614
Biosensors International Group Ltd. (a)	1,423,000	810,531
China Animal Healthcare Ltd.	4,707,000	1,042,384
China LotSynergy Holdings Ltd. (a)	7,324,000	325,889
China Water Affairs Group Ltd.	1,134,000	454,228
Integrated Distribution Services Group Ltd. (IDS)	5,000	9,043
Luk Fook Holdings International Ltd.	1,162,000	1,362,909
Mingyuan Medicare Development Co. Ltd.	2,460,000	303,479
Noble Group Ltd.	204,000	442,453
Oakley Capital Investments Ltd. (a)	1,285,000	2,146,255
Peace Mark Holdings Ltd. (a)	788,000	1
Seadrill Ltd.	122,700	3,091,061
Vtech Holdings Ltd.	517,000	5,779,809
TOTAL BERMUDA		18,641,656
British Virgin Islands - 1.2%
Albidon Ltd. unit (a)	1,469,000	42,250
Kalahari Energy (a)(g)	1,451,000	253,925
Playtech Ltd. (d)	845,876	6,432,483
Xcite Energy Ltd. (a)	2,263,300	2,489,387
TOTAL BRITISH VIRGIN ISLANDS		9,218,045
Canada - 1.6%
AirSea Lines (a)(g)	1,893,338	25
AirSea Lines warrants 8/4/11 (a)(g)	1,862,300	25
Equinox Minerals Ltd. unit (a)	352,022	1,385,006
European Goldfields Ltd. (a)	913,400	6,678,372
Platmin Ltd. (a)	3,649,900	4,422,374
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	340,726
TOTAL CANADA		12,826,536
Cayman Islands - 1.8%
Ajisen (China) Holdings Ltd.	362,000	387,804
Bosideng International Holdings Ltd.	1,812,000	501,096
China Dongxiang Group Co. Ltd.	657,000	445,941
China High Precision Automation Group Ltd. (a)	504,000	364,504
CNinsure, Inc. ADR	19,600	543,704
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Ctrip.com International Ltd. sponsored ADR (a)	43,000	$ 1,570,360
Daphne International Holdings Ltd.	1,546,000	1,597,014
Eagle Nice (International) Holdings Ltd.	1,616,000	652,400
Hengdeli Holdings Ltd.	1,124,000	468,685
Kingdee International Software Group Co. Ltd.	2,010,000	772,815
Maoye International Holdings Ltd.	1,033,000	369,622
Marwyn Value Investors II Ltd. (a)	1,846,800	1,841,336
Orchid Developments Group Ltd. (a)	1,211,000	580,666
Perfect World Co. Ltd. sponsored ADR Class B (a)	15,300	512,091
Regent Pacific Group Ltd.	8,780,000	294,919
Xingda International Holdings Ltd.	1,297,000	874,119
Xinyi Glass Holdings Co. Ltd.	1,260,000	1,082,429
Yip's Chemical Holdings Ltd.	1,058,000	1,068,234
TOTAL CAYMAN ISLANDS		13,927,739
China - 0.9%
51job, Inc. sponsored ADR (a)	31,000	624,960
AMVIG Holdings Ltd.	122,000	89,432
Baidu.com, Inc. sponsored ADR (a)	1,600	1,102,880
BYD Co. Ltd. (H Shares) (a)	27,000	239,732
China Metal Recycling (Holdings) Ltd.	269,400	273,792
Dalian Port (PDA) Co. Ltd. (H Shares)	1,544,000	710,698
Digital China Holdings Ltd. (H Shares)	239,000	351,811
Global Bio-Chem Technology Group Co. Ltd.	1,482,000	339,594
Lumena Resources Corp.	1,304,000	380,887
Minth Group Ltd.	698,000	982,247
People's Food Holdings Ltd.	449,000	225,900
Royale Furniture Holdings Ltd.	34,000	9,557
Weiqiao Textile Co. Ltd. (H Shares)	2,138,000	1,576,647
TOTAL CHINA		6,908,137
Cyprus - 1.0%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	781,900	2,850,550
TOTAL CYPRUS		7,718,050
Denmark - 1.1%
DSV de Sammensluttede Vognmaend AS	267,200	4,776,417
Vestas Wind Systems AS (a)	66,409	4,052,407
TOTAL DENMARK		8,828,824
France - 9.3%
Altamir Amboise (a)	566,600	4,663,207
Common Stocks - continued
	Shares	Value
France - continued
ALTEN (a)	77,618	$ 2,265,071
April Group (d)	79,700	2,479,095
Audika SA	95,685	3,347,420
Compagnie Generale de Geophysique SA (a)	98,800	2,974,834
Delachaux SA	92,596	5,906,407
Devoteam SA (d)	40,400	1,105,763
Faiveley Transport	54,143	4,331,175
Iliad Group SA (d)	49,944	4,994,229
Ipsos SA	169,489	6,487,104
Laurent-Perrier Group	21,660	2,017,534
LeGuide.com SA (a)(d)	85,800	2,300,649
Maisons France Confort (d)	93,044	4,099,875
Meetic	199,700	5,516,477
Nexity (d)	89,000	3,251,595
Sartorius Stedim Biotech (d)	57,400	2,805,368
SeLoger.com	198,800	8,030,523
Sopra Group SA (d)	40,300	3,055,589
SR Teleperformance SA	104,600	3,656,919
TOTAL FRANCE		73,288,834
Germany - 10.6%
CENTROTEC Sustainable AG (a)	140,595	2,431,888
CTS Eventim AG	119,574	6,280,110
Delticom AG	140,200	7,258,450
Drillisch AG	725,600	5,133,758
ElringKlinger AG	196,600	5,522,252
Freenet AG (a)	171,400	1,993,668
GEA Group AG	163,327	3,622,516
GFK AG	65,999	2,479,061
HeidelbergCement AG	142,966	8,858,304
KROMI Logistik AG (a)	118,100	1,267,453
Lanxess AG	130,235	6,154,995
Pfleiderer AG (a)	236,000	1,463,372
Rational AG (d)	20,920	3,341,379
SMA Solar Technology AG	33,400	4,079,690
Software AG (Bearer)	80,700	9,241,335
STRATEC Biomedical Systems AG	83,310	3,086,250
Tom Tailor Holding AG	212,600	3,635,115
United Internet AG	245,535	3,687,498
Wacker Chemie AG	27,500	4,029,811
TOTAL GERMANY		83,566,905
Common Stocks - continued
	Shares	Value
Greece - 0.2%
Babis Vovos International Technical SA (a)	149,200	$ 544,218
Jumbo SA (a)	161,000	1,183,389
TOTAL GREECE		1,727,607
Hong Kong - 1.2%
Dah Sing Financial Holdings Ltd. (a)	110,800	629,317
Galaxy Entertainment Group Ltd. (a)	1,662,000	774,202
I.T Ltd. (a)	2,280,000	366,219
REXCAPITAL Financial Holdings Ltd.	7,400,000	878,200
Singamas Container Holdings Ltd. (a)	6,148,000	1,101,379
Techtronic Industries Co. Ltd.	3,251,000	3,378,182
Texwinca Holdings Ltd.	1,994,000	2,130,041
Tian An China Investments Co. Ltd.	669,000	441,183
TOTAL HONG KONG		9,698,723
Iceland - 0.5%
Ossur hf (a)	2,533,800	3,833,802
India - 0.1%
Educomp Solutions Ltd.	24,874	380,581
Geodesic Ltd.	256,340	651,373
TOTAL INDIA		1,031,954
Indonesia - 0.2%
PT Ciputra Development Tbk (a)	14,603,500	1,418,798
PT Kalbe Farma Tbk	1,594,000	363,363
TOTAL INDONESIA		1,782,161
Ireland - 0.7%
Kenmare Resources PLC (a)	15,907,700	3,208,058
Petroceltic International PLC (a)	14,365,600	2,721,717
Vimio PLC (a)	867,300	13
TOTAL IRELAND		5,929,788
Isle of Man - 1.2%
Exillon Energy PLC	1,373,800	3,973,279
IBS Group Holding Ltd. GDR (Reg. S) (a)	317,700	5,303,769
TOTAL ISLE OF MAN		9,277,048
Italy - 0.8%
Seldovia Native Association, Inc. (SNAI) (a)(d)	337,990	1,282,152
Tod's SpA (d)	64,383	4,724,309
TOTAL ITALY		6,006,461
Common Stocks - continued
	Shares	Value
Japan - 25.6%
ABC-Mart, Inc.	54,700	$ 1,956,691
Air Water, Inc.	72,000	800,256
Aozora Bank Ltd. (a)	1,239,000	1,780,741
AQ Interactive, Inc. (a)	483	886,503
ARCS Co. Ltd.	133,600	1,794,988
Arnest One Corp.	44,100	455,414
Asahi Co. Ltd.	58,000	889,790
Asahi Intecc Co. Ltd.	156,700	2,765,981
ASKUL Corp.	96,000	1,949,026
Bank of Kyoto Ltd.	231,000	2,038,742
Cellseed, Inc.	11,700	159,936
Central Glass Co. Ltd.	419,000	2,025,189
Chiba Bank Ltd.	325,000	2,058,322
Chiyoda Corp.	297,000	2,726,858
CMIC Co. Ltd.	3,580	1,034,019
Create SD Holdings Co. Ltd.	48,200	959,587
Credit Saison Co. Ltd.	190,900	2,792,117
Culture Convenience Club Co. Ltd. (d)	307,100	1,605,303
CyberAgent, Inc. (d)	679	1,185,521
Dai-ichi Seiko Co. Ltd. (d)	41,800	1,475,216
Daicel Chemical Industries Ltd.	407,000	2,630,139
Daihen Corp.	373,000	1,659,896
Daiseki Co. Ltd.	42,230	929,752
Digital Garage, Inc.	817	2,012,709
Don Quijote Co. Ltd.	80,100	2,157,490
Ebara Corp. (a)	382,000	1,968,018
EPS Co. Ltd.	442	1,079,943
Exedy Corp.	128,300	3,392,922
Ferrotec Corp.	145,900	1,613,862
FOI Corp.	73,800	666,266
FreeBit Co., Ltd. (d)	232	986,735
Fuji Oil Co. Ltd.	112,500	1,566,592
Fujikura Ltd.	186,000	993,620
Furukawa Electric Co. Ltd.	214,000	1,060,824
Furuya Metal Co. Ltd.	33,400	2,425,083
GREE, Inc.	49,500	2,745,608
Hitachi Transport System Ltd.	70,100	1,011,237
Hoshizaki Electric Co. Ltd. (d)	67,500	989,540
Ibiden Co. Ltd.	87,200	3,165,677
Inpex Corp.	182	1,280,823
Isetan Mitsukoshi Holdings Ltd.	124,000	1,432,129
Isuzu Motors Ltd. (a)	719,000	2,287,724
Common Stocks - continued
	Shares	Value
Japan - continued
Itochu Corp.	302,000	$ 2,616,564
Japan Steel Works Ltd.	95,000	1,040,576
JP-Holdings, Inc.	73,700	1,204,402
JTEKT Corp.	159,200	1,829,393
Kakaku.com, Inc.	274	1,035,558
Kandenko Co. Ltd.	193,000	1,259,544
Kenedix Realty Investment Corp.	440	1,449,803
Kimoto Co. Ltd.	193,500	1,658,336
KOMERI Co. Ltd.	83,700	2,127,030
Kuraray Co. Ltd.	192,500	2,520,159
Maeda Corp.	319,000	1,066,390
Makino Milling Machine Co. Ltd. (a)	244,000	1,711,871
Marui Group Co. Ltd.	175,800	1,389,822
Maruwa Ceramic Co. Ltd.	47,100	1,001,370
McDonald's Holdings Co. (Japan) Ltd.	106,200	2,261,258
Meiko Electronics Co. Ltd. (d)	65,700	1,410,105
Message Co. Ltd.	984	2,115,081
Minebea Ltd.	314,000	1,822,123
Mitsubishi Materials Corp. (a)	534,000	1,600,663
Mitsubishi UFJ Lease & Finance Co. Ltd.	85,010	3,307,905
Mitsumi Electric Co. Ltd.	98,500	2,143,454
mixi, Inc. (a)(d)	329	2,105,068
MS&AD Insurance Group Holdings, Inc. (a)	96,383	2,770,441
Nabtesco Corp.	226,000	2,863,196
NHK Spring Co. Ltd.	193,000	1,867,742
Nichi-iko Pharmaceutical Co. Ltd.	54,500	1,716,289
Nichicon Corp.	222,600	3,000,230
Nihon M&A Center, Inc. (d)	637	2,319,323
Nihon Nohyaku Co. Ltd.	172,000	959,523
Nippon Denko Co. Ltd.	105,000	747,844
Nippon Electric Glass Co. Ltd.	114,000	1,748,898
Nippon Signal Co. Ltd.	264,600	2,284,580
NOF Corp.	151,000	591,589
Nomura Real Estate Residential Fund, Inc.	400	1,707,655
NTT Urban Development Co.	1,414	1,378,925
Onward Holdings Co. Ltd.	110,000	914,617
Osaka Securities Exchange Co. Ltd.	222	1,146,279
Otsuka Corp.	30,400	2,168,423
Park24 Co. Ltd.	117,000	1,315,363
Pigeon Corp.	30,500	1,146,226
Point, Inc.	16,180	1,049,039
Riso Kagaku Corp.	96,100	1,181,683
Common Stocks - continued
	Shares	Value
Japan - continued
Rohto Pharmaceutical Co. Ltd.	224,000	$ 2,453,913
Sankyu, Inc.	264,000	1,202,938
Santen Pharmaceutical Co. Ltd.	65,900	2,104,759
Sekisui Chemical Co. Ltd.	303,000	2,077,419
Shimadzu Corp.	379,000	3,155,307
Shimamura Co. Ltd.	23,300	2,349,100
Shin-Kobe Electric Machinery Co. Ltd.	244,000	2,361,290
Shizuoka Gas Co. Ltd.	88,000	507,782
SHO-BOND Holdings Co. Ltd.	128,700	2,495,078
So-net M3, Inc. (d)	575	2,090,520
Sony Financial Holdings, Inc.	296	1,068,285
SRI Sports Ltd.	1,005	995,050
Stanley Electric Co. Ltd.	53,700	1,105,101
Start Today Co. Ltd.	273	646,678
Stella Chemifa Corp.	16,200	623,475
Sumitomo Osaka Cement Co. Ltd.	566,000	1,087,092
Sumitomo Trust & Banking Co. Ltd.	401,000	2,425,196
Sysmex Corp.	38,100	2,291,760
Taisho Pharmaceutical Co. Ltd.	86,000	1,568,381
Takata Corp.	104,300	2,622,768
Takeei Corp.	77,900	1,140,344
The Suruga Bank Ltd.	221,000	2,174,002
Tocalo Co. Ltd.	67,000	1,381,657
Toho Co. Ltd.	58,300	1,005,223
Tokyu Livable, Inc.	138,000	1,463,302
Toto Ltd.	342,000	2,302,472
Towa Corp. (a)(d)	243,300	2,162,839
Toyo Tanso Co. Ltd. (d)	42,500	2,275,897
Toyota Boshoku Corp.	45,600	820,441
Ube Industries Ltd.	796,000	2,012,099
Unicharm Petcare Corp.	86,400	2,879,080
Weathernews, Inc.	34,500	480,422
Yamatake Corp.	105,100	2,619,388
Yamato Kogyo Co. Ltd.	67,800	2,164,721
Yamazaki Baking Co. Ltd.	127,000	1,627,893
TOTAL JAPAN		202,692,801
Korea (South) - 1.2%
CJ Home Shopping	14,240	1,062,439
Daou Technology, Inc.	197,150	1,626,750
Hyosung Corp.	6,493	460,828
Interpark Corp. (a)	75,279	359,277
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Jusung Engineering Co. Ltd. (a)	72,738	$ 1,357,384
KC Tech Co. Ltd.	117,090	733,139
Lock & Lock Co. Ltd.	4,700	113,353
MNTECH Co. Ltd.	76,840	1,103,706
NCsoft Corp.	3,548	527,429
Power Logics Co. Ltd. (a)	41,248	303,842
Sodiff Advanced Materials Co. Ltd.	3,940	343,383
The Basic House Co. Ltd. (a)	123,000	960,336
TK Corp.	17,649	434,290
TOTAL KOREA (SOUTH)		9,386,156
Luxembourg - 0.3%
GlobeOp Financial Services SA	635,085	2,658,499
Malaysia - 0.1%
JobStreet Corp. Bhd	1,289,000	802,818
Top Glove Corp. Bhd	56,700	225,128
TOTAL MALAYSIA		1,027,946
Netherlands - 2.9%
Gemalto NV	190,440	8,490,151
James Hardie Industries NV unit (a)	132,009	925,276
QIAGEN NV (a)	286,100	6,573,003
SMARTRAC NV (a)	108,900	2,018,564
Wavin NV	2,341,700	4,672,519
TOTAL NETHERLANDS		22,679,513
Norway - 1.7%
IMAREX NOS ASA (a)	142,100	1,248,751
Renewable Energy Corp. ASA (a)(d)	792,095	2,691,616
Renewable Energy Corp. ASA rights 5/20/10 (a)	396,047	549,263
Schibsted ASA (B Shares)	294,200	7,301,556
Sevan Marine ASA (a)	1,000,000	1,447,867
TOTAL NORWAY		13,239,053
Papua New Guinea - 0.1%
Lihir Gold Ltd.	127,700	451,149
Singapore - 0.8%
CSE Global Ltd.	571,000	433,295
Goodpack Ltd.	1,641,000	1,996,768
Hyflux Ltd.	440,000	1,104,536
Oceanus Group Ltd. (a)	2,071,000	579,971
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Holdings Ltd.	588,000	$ 1,439,280
Raffles Medical Group Ltd.	657,000	820,521
TOTAL SINGAPORE		6,374,371
South Africa - 0.4%
Blue Label Telecoms Ltd. (a)	5,075,300	3,517,977
Spain - 0.6%
EDP Renovaveis SA (a)	367,519	2,613,016
Obrascon Huarte Lain SA	76,400	2,173,154
Vueling Airlines SA (a)	18,069	265,047
TOTAL SPAIN		5,051,217
Sweden - 1.3%
Elekta AB (B Shares)	270,100	7,015,519
Modern Times Group MTG AB (B Shares)	47,100	2,868,543
XCounter AB (a)	1,108,000	88,546
TOTAL SWEDEN		9,972,608
Switzerland - 1.4%
Bank Sarasin & Co. Ltd. Series B (Reg.)	24,585	956,333
Basilea Pharmaceutica AG (a)	9,770	713,900
Lonza Group AG	40,226	3,139,238
Panalpina Welttransport Holding AG	27,860	2,505,683
VZ Holding AG	45,400	3,986,791
TOTAL SWITZERLAND		11,301,945
Thailand - 0.0%
Asian Property Development PCL (For. Reg.)	727,800	113,855
United Kingdom - 15.7%
Abcam PLC	263,600	4,783,699
Aberdeen Asset Management PLC	2,132,278	4,477,036
Antisoma PLC (a)	2,397,700	253,625
Ashmore Group PLC	428,100	1,727,720
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)	4,871,700	3,239,178
Avanti Communications Group PLC (a)	640,000	5,143,821
Blinkx PLC (a)	3,186,900	674,479
Bond International Software PLC	617,066	710,186
Borders & Southern Petroleum PLC (a)	698,500	536,318
Cadogan Petroleum PLC (a)	1,406,300	308,355
Centurion Electronics PLC (a)(e)	748,299	11
Ceres Power Holdings PLC (a)	406,200	707,033
Common Stocks - continued
	Shares	Value
United Kingdom - continued
China Goldmines PLC (a)	669,353	$ 191,042
Connaught PLC	467,900	2,155,054
Conygar Investment Co. PLC (a)	2,333,700	4,017,840
Cove Energy PLC (a)	4,519,200	3,369,911
CPP Group PLC	333,500	1,398,587
Craneware PLC	863,500	5,515,611
Datacash Group PLC	1,241,380	4,379,321
DTZ Holdings PLC (a)	1,878,000	1,989,347
Eaga PLC	252,100	512,872
EMIS Group PLC (a)	391,545	2,086,035
European Nickel PLC (a)	7,307,800	1,091,360
Faroe Petroleum PLC (a)	286,300	527,822
Faroe Petroleum PLC rights 5/13/10 (a)	190,847	63,912
GoIndustry-DoveBid PLC (a)	2,258,900	34,433
Hays PLC	2,145,443	3,645,783
Icap PLC	262,300	1,513,123
Ideal Shopping Direct PLC (a)	234,592	566,240
IG Group Holdings PLC	1,243,651	7,711,208
Inchcape PLC (a)	8,321,206	4,356,481
Jubilee Platinum PLC (a)	1,657,843	1,024,440
Keronite PLC (a)(g)	13,620,267	104,185
Max Petroleum PLC (a)(d)	2,509,220	733,928
Mothercare PLC	536,200	4,701,866
NCC Group Ltd.	237,615	1,418,295
Northgate PLC (a)	513,600	1,651,311
Pureprofile Media PLC (a)(g)	1,108,572	423,987
Redhall Group PLC	519,600	1,216,457
Regenersis PLC (a)	1,367,300	911,544
Royalblue Group PLC	211,242	4,249,093
Salamander Energy PLC (a)	744,900	2,845,948
SDL PLC (a)	739,262	5,107,244
SIG PLC (a)	1,580,600	3,178,666
Silverdell PLC (a)	4,958,000	660,369
Sinclair Pharma PLC (a)	3,003,544	1,453,498
Sphere Medical Holding PLC (a)(g)	555,599	1,444,971
SR Pharma PLC (a)	5,388,700	814,681
Sthree PLC	578,809	3,221,533
Synergy Health PLC	293,790	2,752,132
Ted Baker PLC	313,200	2,506,430
TMO Biotec (a)(g)	1,000,000	382,463
Travis Perkins PLC (a)	265,700	3,431,176
Valiant Petroleum PLC (a)	162,600	1,674,564
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wellstream Holdings PLC	464,300	$ 4,239,233
Xchanging PLC	1,521,100	4,868,565
Zenergy Power PLC (a)	890,420	1,426,338
ZincOx Resources PLC (a)	102,200	78,559
TOTAL UNITED KINGDOM		124,208,924
United States of America - 0.4%
CTC Media, Inc.	195,700	3,305,373
Mudalla Technology, Inc. (a)	996,527	15
XL TechGroup, Inc. (a)	1,329,250	20
TOTAL UNITED STATES OF AMERICA		3,305,408
TOTAL COMMON STOCKS (Cost $736,481,828)		760,462,950
Investment Companies - 0.1%

Bailiwick of Guernsey - 0.1%
Brookwell Ltd. Class A (Cost $2,059,195)	705,464	625,466
Government Obligations - 0.1%
Principal Amount
Germany - 0.1%
German Federal Republic 0.1623% to 0.2028% 5/12/10 (f) (Cost $472,562)	EUR	355,000	472,694
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	28,761,032	$ 28,761,032
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	29,078,115	29,078,115
TOTAL MONEY MARKET FUNDS (Cost $57,839,147)		57,839,147
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $796,852,732)		819,400,257
NET OTHER ASSETS - (3.6)%		(28,278,131)
NET ASSETS - 100%		$ 791,122,126
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
138 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	June 2010	$ 5,049,747	$ (86,858)

The face value of futures purchased as a percentage of net assets - 0.6%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $166,442.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,477,089 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 931,150
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 817,216
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 640,000
Rock Well Petroleum, Inc.	4/13/06	$ 1,155,600
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 944,518
TMO Biotec	10/27/05	$ 300,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,428
Fidelity Securities Lending Cash Central Fund	360,067
Total	$ 385,495
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd. Class A	$ 1,078,606	$ -	$ 390,464	$ -	$ -
Centurion Electronics PLC	12	-	-	-	11
Total	$ 1,078,618	$ -	$ 390,464	$ -	$ 11
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 202,692,801	$ 159,527,089	$ 43,165,712	$ -
United Kingdom	124,208,924	-	121,853,302	2,355,622
Germany	83,566,905	-	83,566,905	-
France	73,288,834	-	73,288,834	-
Australia	58,986,697	5,352,854	53,633,843	-
Netherlands	22,679,513	-	22,679,513	-
Bermuda	18,641,656	-	18,641,655	1
Cayman Islands	13,927,739	2,626,155	11,301,584	-
Norway	13,239,053	-	13,239,053	-
Canada	12,826,536	7,019,098	5,807,380	58
British Virgin Islands	9,218,045	-	8,921,870	296,175
Cyprus	7,718,050	-	2,850,550	4,867,500
Ireland	5,929,788	-	5,929,775	13
United States of America	3,305,408	3,305,373	-	35
Other	110,233,001	5,245,817	104,987,184	-
Investment Companies	625,466	-	625,466	-
Government Obligations	472,694	-	472,694	-
Money Market Funds	57,839,147	57,839,147	-	-
Total Investments in Securities:	$ 819,400,257	$ 240,915,533	$ 570,965,320	$ 7,519,404
Derivative Instruments:
Liabilities
Futures Contracts	$ (86,858)	$ (86,858)	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,316,240
Total Realized Gain (Loss)	(2,681,842)
Total Unrealized Gain (Loss)	2,751,238
Cost of Purchases	351,644
Proceeds of Sales	(54,956)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,162,920)
Ending Balance	$ 7,519,404
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 24,444

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (86,858)
Total Value of Derivatives	$ -	$ (86,858)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $115,958,039 of which $28,798,938 and $87,159,101 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010
Assets
Investment in securities, at value (including securities loaned of $27,544,508) - See accompanying schedule: Unaffiliated issuers (cost $738,689,450)	$ 761,561,099
Fidelity Central Funds (cost $57,839,147)	57,839,147
Other affiliated issuers (cost $324,135)	11
Total Investments (cost $796,852,732)		$ 819,400,257
Foreign currency held at value (cost $235,295)		235,526
Segregated cash with broker from futures contracts		265,000
Receivable for investments sold		8,698,311
Receivable for fund shares sold		810,679
Dividends receivable		1,678,750
Distributions receivable from Fidelity Central Funds		79,419
Prepaid expenses		1,087
Receivable from investment adviser for expense reductions		4,251
Other receivables		198,375
Total assets		831,371,655

Liabilities
Payable for investments purchased	$ 7,708,003
Payable for fund shares redeemed	2,363,892
Accrued management fee	719,044
Distribution fees payable	22,413
Payable for daily variation on futures contracts	25,800
Other affiliated payables	217,531
Other payables and accrued expenses	114,731
Collateral on securities loaned, at value	29,078,115
Total liabilities		40,249,529

Net Assets		$ 791,122,126
Net Assets consist of:
Paid in capital		$ 857,063,542
Accumulated net investment loss		(646,071)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(87,718,703)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,423,358
Net Assets		$ 791,122,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,825,194 ÷ 1,027,242 shares)	$ 18.33

Maximum offering price per share (100/94.25 of $18.33)	$ 19.45
Class T: Net Asset Value and redemption price per share ($16,311,661 ÷ 896,984 shares)	$ 18.19

Maximum offering price per share (100/96.50 of $18.19)	$ 18.85
Class B: Net Asset Value and offering price per share ($3,545,617 ÷ 198,887 shares)A	$ 17.83

Class C: Net Asset Value and offering price per share ($11,063,567 ÷ 618,561 shares)A	$ 17.89

International Small Cap: Net Asset Value, offering price and redemption price per share ($735,617,916 ÷ 39,715,862 shares)	$ 18.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,758,171 ÷ 311,010 shares)	$ 18.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2010
Investment Income
Dividends		$ 5,087,683
Interest		507
Income from Fidelity Central Funds (including $360,067 from security lending)		385,495
		5,473,685
Less foreign taxes withheld		(234,377)
Total income		5,239,308

Expenses
Management fee Basic fee	$ 3,269,610
Performance adjustment	942,327
Transfer agent fees	1,112,953
Distribution fees	122,047
Accounting and security lending fees	187,510
Custodian fees and expenses	143,202
Independent trustees' compensation	2,071
Registration fees	51,617
Audit	73,710
Legal	2,038
Miscellaneous	5,809
Total expenses before reductions	5,912,894
Expense reductions	(157,960)	5,754,934
Net investment income (loss)		(515,626)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $39,232)	45,182,945
Other affiliated issuers	(856,606)
Foreign currency transactions	(117,330)
Futures contracts	(604,370)
Capital gain distributions from Fidelity Central Funds	1,843
Total net realized gain (loss)		43,606,482
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $27,128)	18,598,415
Assets and liabilities in foreign currencies	(45,574)
Futures contracts	(86,858)
Total change in net unrealized appreciation (depreciation)		18,465,983
Net gain (loss)		62,072,465
Net increase (decrease) in net assets resulting from operations		$ 61,556,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (515,626)	$ 3,237,964
Net realized gain (loss)	43,606,482	(79,176,066)
Change in net unrealized appreciation (depreciation)	18,465,983	297,287,070
Net increase (decrease) in net assets resulting from operations	61,556,839	221,348,968
Distributions to shareholders from net investment income	(3,368,409)	-
Distributions to shareholders from net realized gain	(14,323,742)	-
Total distributions	(17,692,151)	-
Share transactions - net increase (decrease)	32,703,062	(81,370,441)
Redemption fees	57,694	67,796
Total increase (decrease) in net assets	76,625,444	140,046,323

Net Assets
Beginning of period	714,496,682	574,450,359
End of period (including accumulated net investment loss of $646,071 and undistributed net investment income of $3,237,964, respectively)	$ 791,122,126	$ 714,496,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	- J	.03	(.02)	.05
Net realized and unrealized gain (loss)	1.47	5.31	(14.03)	7.97	5.05	6.16
Total from investment operations	1.45	5.37	(14.03)	8.00	5.03	6.21
Distributions from net investment income	(.06)	-	(.03)	-	(.05)	(.02)
Distributions from net realized gain	(.34)	-	(5.18)	(5.65)	(2.89)	(.77)
Total distributions	(.40)	-	(5.20) K	(5.65)	(2.94)	(.79)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.02
Net asset value, end of period	$ 18.33	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69
Total Return B,C,D	8.48%	45.09%	(53.35)%	33.43%	20.22%	30.16%
Ratios to Average Net Assets F,I
Expenses before reductions	1.80% A	1.75%	1.82%	1.53%	1.64%	1.66%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.53%	1.64%	1.66%
Expenses net of all reductions	1.62% A	1.62%	1.60%	1.49%	1.58%	1.63%
Net investment income (loss)	(.24)% A	.41%	-% H	.10%	(.08)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,825	$ 17,590	$ 13,561	$ 38,585	$ 36,701	$ 34,838
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.05)	(.04)	(.09)	(.01)
Net realized and unrealized gain (loss)	1.45	5.28	(13.95)	7.93	5.03	6.12
Total from investment operations	1.41	5.30	(14.00)	7.89	4.94	6.11
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(.34)	-	(5.12)	(5.57)	(2.88)	(.76)
Total distributions	(.36)	-	(5.12)	(5.57)	(2.88)	(.76)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 18.19	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57
Total Return B,C,D	8.31%	44.76%	(53.46)%	33.07%	19.93%	29.72%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	2.00%	2.07%	1.77%	1.89%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%	1.77%	1.89%	1.91%
Expenses net of all reductions	1.87% A	1.86%	1.86%	1.73%	1.83%	1.88%
Net investment income (loss)	(.49)% A	.16%	(.25)%	(.14)%	(.32)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,312	$ 15,760	$ 13,493	$ 40,823	$ 41,982	$ 41,647
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99
Income from Investment Operations
Net investment income (loss) E	(.09)	(.04)	(.16)	(.18)	(.24)	(.14)
Net realized and unrealized gain (loss)	1.42	5.17	(13.73)	7.82	4.98	6.08
Total from investment operations	1.33	5.13	(13.89)	7.64	4.74	5.94
Distributions from net realized gain	(.28)	-	(4.95)	(5.41)	(2.73)	(.71)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 17.83	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24
Total Return B,C,D	8.02%	44.03%	(53.68)%	32.38%	19.28%	29.13%
Ratios to Average Net Assets F,H
Expenses before reductions	2.55% A	2.49%	2.58%	2.30%	2.48%	2.49%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%	2.30%	2.40%	2.43%
Expenses net of all reductions	2.37% A	2.36%	2.36%	2.26%	2.34%	2.40%
Net investment income (loss)	(.99)% A	(.33)%	(.75)%	(.66)%	(.84)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,546	$ 3,601	$ 3,230	$ 10,704	$ 11,354	$ 12,783
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04
Income from Investment Operations
Net investment income (loss) E	(.09)	(.04)	(.16)	(.17)	(.23)	(.13)
Net realized and unrealized gain (loss)	1.43	5.19	(13.78)	7.85	4.99	6.10
Total from investment operations	1.34	5.15	(13.94)	7.68	4.76	5.97
Distributions from net realized gain	(.30)	-	(4.98)	(5.39)	(2.75)	(.72)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 17.89	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31
Total Return B,C,D	8.03%	44.02%	(53.67)%	32.39%	19.34%	29.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.53% A	2.49%	2.57%	2.26%	2.38%	2.41%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%	2.26%	2.38%	2.41%
Expenses net of all reductions	2.36% A	2.36%	2.36%	2.22%	2.32%	2.38%
Net investment income (loss)	(.99)% A	(.33)%	(.76)%	(.62)%	(.81)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,064	$ 5,814	$ 5,658	$ 20,094	$ 21,335	$ 25,202
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36
Income from Investment Operations
Net investment income (loss) D	(.01)	.08	.03	.12	.08	.15
Net realized and unrealized gain (loss)	1.47	5.37	(14.14)	8.03	5.08	6.19
Total from investment operations	1.46	5.45	(14.11)	8.15	5.16	6.34
Distributions from net investment income	(.08)	-	(.12)	(.07)	(.14)	(.06)
Distributions from net realized gain	(.34)	-	(5.18)	(5.67)	(2.89)	(.77)
Total distributions	(.42)	-	(5.30)	(5.74)	(3.03)	(.83)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.02
Net asset value, end of period	$ 18.52	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89
Total Return B,C	8.48%	45.30%	(53.25)%	33.82%	20.65%	30.67%
Ratios to Average Net Assets E,G
Expenses before reductions	1.52% A	1.48%	1.49%	1.19%	1.28%	1.28%
Expenses net of fee waivers, if any	1.52% A	1.48%	1.49%	1.19%	1.28%	1.28%
Expenses net of all reductions	1.49% A	1.44%	1.44%	1.15%	1.22%	1.25%
Net investment income (loss)	(.11)% A	.58%	.16%	.45%	.29%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 735,618	$ 669,035	$ 536,291	$ 1,663,761	$ 1,816,059	$ 2,090,458
Portfolio turnover rate F	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36
Income from Investment Operations
Net investment income (loss) D	- H	.09	.05	.12	.08	.14
Net realized and unrealized gain (loss)	1.47	5.37	(14.12)	8.02	5.07	6.18
Total from investment operations	1.47	5.46	(14.07)	8.14	5.15	6.32
Distributions from net investment income	(.09)	-	(.12)	(.07)	(.14)	(.07)
Distributions from net realized gain	(.34)	-	(5.18)	(5.67)	(2.89)	(.77)
Total distributions	(.43)	-	(5.30)	(5.74)	(3.03)	(.84)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.02
Net asset value, end of period	$ 18.51	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86
Total Return B,C	8.54%	45.46%	(53.22)%	33.84%	20.65%	30.59%
Ratios to Average Net Assets E,G
Expenses before reductions	1.43% A	1.45%	1.49%	1.18%	1.29%	1.30%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.18%	1.29%	1.30%
Expenses net of all reductions	1.37% A	1.37%	1.35%	1.14%	1.23%	1.27%
Net investment income (loss)	.01% A	.66%	.25%	.45%	.28%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,758	$ 2,696	$ 2,217	$ 7,774	$ 9,050	$ 7,432
Portfolio turnover rate F	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund was closed to most new accounts effective with the close of business on May 6, 2005 and reopened after the close of business on November 9, 2009. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 130,189,306
Gross unrealized depreciation	(119,967,059)
Net unrealized appreciation (depreciation)	$ 10,222,247
Tax cost	$ 809,178,010

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments -
continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (604,370)	$ (86,858)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (604,370)	$ (86,858)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(604,370) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(86,858) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,139,679 and $294,979,495, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.11% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 22,754	$ 642
Class T	.25%	.25%	39,896	334
Class B	.75%	.25%	17,811	13,411
Class C	.75%	.25%	41,586	1,849
			$ 122,047	$ 16,236

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,874
Class T	1,279
Class B*	2,159
Class C*	12
$ 7,324

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,976.32
Class T	25,853.32
Class B	5,749.32
Class C	12,683.30
International Small Cap	1,036,458.29
Institutional Class	3,234.20
	$ 1,112,953

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,509 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements - continued

9. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 13,237
Class T	1.90%	12,143
Class B	2.40%	2,683
Class C	2.40%	5,546
Institutional Class	1.40%	428
		$ 34,037

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $123,923 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 59,453	$ -
Class T	16,412	-
International Small Cap	3,278,578	-
Institutional Class	13,966	-
Total	$ 3,368,409	$ -
From net realized gain
Class A	$ 354,632	$ -
Class T	310,013	-
Class B	60,241	-
Class C	116,929	-
International Small Cap	13,430,315	-
Institutional Class	51,612	-
Total	$ 14,323,742	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	174,578	269,227	$ 3,078,924	$ 3,575,375
Reinvestment of distributions	22,435	-	393,061	-
Shares redeemed	(187,502)	(389,847)	(3,296,507)	(5,330,857)
Net increase (decrease)	9,511	(120,620)	$ 175,478	$ (1,755,482)
Class T
Shares sold	93,697	158,075	$ 1,656,800	$ 2,173,778
Reinvestment of distributions	18,371	-	319,658	-
Shares redeemed	(134,698)	(377,899)	(2,351,518)	(4,876,919)
Net increase (decrease)	(22,630)	(219,824)	$ (375,060)	$ (2,703,141)
Class B
Shares sold	10,233	8,564	$ 178,078	$ 108,038
Reinvestment of distributions	3,302	-	56,465	-
Shares redeemed	(29,320)	(71,172)	(501,612)	(857,564)
Net increase (decrease)	(15,785)	(62,608)	$ (267,069)	$ (749,526)

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	299,932	21,018	$ 5,298,695	$ 275,491
Reinvestment of distributions	6,001	-	102,910	-
Shares redeemed	(32,498)	(159,519)	(558,172)	(1,999,518)
Net increase (decrease)	273,435	(138,501)	$ 4,843,433	$ (1,724,027)
International Small Cap
Shares sold	6,218,832	4,989,568	$ 110,319,261	$ 69,926,221
Reinvestment of distributions	888,440	-	15,725,385	-
Shares redeemed	(5,668,855)	(11,303,255)	(100,575,856)	(144,001,202)
Net increase (decrease)	1,438,417	(6,313,687)	$ 25,468,790	$ (74,074,981)
Institutional Class
Shares sold	174,966	28,026	$ 3,188,106	$ 355,084
Reinvestment of distributions	2,890	-	51,087	-
Shares redeemed	(21,193)	(58,235)	(381,703)	(718,368)
Net increase (decrease)	156,663	(30,209)	$ 2,857,490	$ (363,284)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended October 31, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2010

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AISC-USAN-0610
1.800643.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap
Fund - Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is a class of
Fidelity® International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.65%
Actual		$ 1,000.00	$ 1,084.80	$ 8.53
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,083.10	$ 9.81
Hypothetical A		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,080.20	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,080.30	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap	1.52%
Actual		$ 1,000.00	$ 1,084.80	$ 7.86
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,085.40	$ 7.24
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 25.6%
United Kingdom 15.7%
Germany 10.7%
France 9.3%
Australia 7.4%
United States of America 3.5%
Netherlands 2.9%
Bermuda 2.4%
Cayman Islands 1.8%
Other 20.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 24.5%
United Kingdom 17.7%
Australia 11.7%
Germany 7.9%
France 6.0%
United States of America 4.5%
Netherlands 4.1%
Canada 2.7%
Cayman Islands 2.3%
Other 18.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	96.8	96.3
Short-Term Investments and Net Other Assets	3.2	3.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Software AG (Bearer) (Germany, Software)	1.2	0.9
HeidelbergCement AG (Germany, Construction Materials)	1.1	1.1
Gemalto NV (Netherlands, Computers & Peripherals)	1.1	1.1
SeLoger.com (France, Media)	1.0	0.9
IG Group Holdings PLC (United Kingdom, Diversified Financial Services)	1.0	0.8
Schibsted ASA (B Shares) (Norway, Media)	0.9	0.6
Delticom AG (Germany, Distributors)	0.9	0.6
Elekta AB (B Shares) (Sweden, Health Care Equipment & Supplies)	0.9	0.6
European Goldfields Ltd. (Canada, Metals & Mining)	0.8	0.6
QIAGEN NV (Netherlands, Life Sciences Tools & Services)	0.8	0.8
	9.7
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.3	18.2
Consumer Discretionary	18.6	19.6
Information Technology	17.0	15.7
Materials	10.8	12.6
Financials	10.9	12.7
Health Care	9.6	9.2
Energy	5.3	4.0
Telecommunication Services	2.1	1.7
Consumer Staples	1.6	1.6
Utilities	0.9	0.9

Semiannual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 7.4%
Allied Gold Ltd. (a)	13,433,011	$ 4,780,379
Allied Gold Ltd. (United Kingdom) (a)	5,115,200	1,791,254
Aristocrat Leisure Ltd.	210,700	826,813
Austal Ltd.	1,095,023	2,392,053
Australian Worldwide Exploration Ltd. (a)	840,066	1,898,033
BlueScope Steel Ltd.	313,097	751,037
carsales.com Ltd. (d)	95,894	476,534
Centamin Egypt Ltd. (a)	2,625,014	5,314,729
Centennial Coal Co. Ltd.	346,243	1,347,093
Charter Hall Group unit	2,838,480	1,982,505
Discovery Metals Ltd. (a)	745,951	584,950
DUET Group	550,781	898,450
Goodman Group unit	8,166,412	5,307,424
Iress Market Technology Ltd.	156,546	1,224,658
Ironbark Zinc Ltd. (a)	2,305,831	414,274
JB Hi-Fi Ltd.	55,787	992,748
Lynas Corp. Ltd. (a)	1,682,551	826,091
MAp Group unit	310,166	888,872
Medusa Mining Ltd.	178,363	772,507
Mineral Deposits Ltd. (a)	5,849,000	5,352,854
Monto Minerals Ltd. (a)	273,551	3,765
Navitas Ltd.	998,219	4,776,143
Northern Iron Ltd. (a)	423,362	566,492
Paladin Energy Ltd. (a)	227,973	829,961
Ramsay Health Care Ltd.	209,865	2,619,664
SAI Global Ltd.	1,042,296	4,114,927
SEEK Ltd.	722,782	5,545,527
Super Cheap Auto Group Ltd.	77,843	400,034
Tianshan Goldfields Ltd. (a)	944,712	70,891
Wotif.com Holdings Ltd.	206,832	1,236,035
TOTAL AUSTRALIA		58,986,697
Bailiwick of Guernsey - 0.2%
Stobart Group Ltd.	828,000	1,926,106
Bailiwick of Jersey - 0.2%
ACP Capital Ltd.	532,925	174,412
Renewable Energy Generation Ltd.	1,777,200	1,391,718
TOTAL BAILIWICK OF JERSEY		1,566,130
Belgium - 1.0%
Barco NV (a)	56,200	3,032,781
Common Stocks - continued
	Shares	Value
Belgium - continued
EVS Broadcast Equipment SA	7,700	$ 423,473
Hansen Transmissions International NV (a)	2,820,200	4,334,071
TOTAL BELGIUM		7,790,325
Bermuda - 2.4%
Aquarius Platinum Ltd. (Australia)	445,017	2,873,614
Biosensors International Group Ltd. (a)	1,423,000	810,531
China Animal Healthcare Ltd.	4,707,000	1,042,384
China LotSynergy Holdings Ltd. (a)	7,324,000	325,889
China Water Affairs Group Ltd.	1,134,000	454,228
Integrated Distribution Services Group Ltd. (IDS)	5,000	9,043
Luk Fook Holdings International Ltd.	1,162,000	1,362,909
Mingyuan Medicare Development Co. Ltd.	2,460,000	303,479
Noble Group Ltd.	204,000	442,453
Oakley Capital Investments Ltd. (a)	1,285,000	2,146,255
Peace Mark Holdings Ltd. (a)	788,000	1
Seadrill Ltd.	122,700	3,091,061
Vtech Holdings Ltd.	517,000	5,779,809
TOTAL BERMUDA		18,641,656
British Virgin Islands - 1.2%
Albidon Ltd. unit (a)	1,469,000	42,250
Kalahari Energy (a)(g)	1,451,000	253,925
Playtech Ltd. (d)	845,876	6,432,483
Xcite Energy Ltd. (a)	2,263,300	2,489,387
TOTAL BRITISH VIRGIN ISLANDS		9,218,045
Canada - 1.6%
AirSea Lines (a)(g)	1,893,338	25
AirSea Lines warrants 8/4/11 (a)(g)	1,862,300	25
Equinox Minerals Ltd. unit (a)	352,022	1,385,006
European Goldfields Ltd. (a)	913,400	6,678,372
Platmin Ltd. (a)	3,649,900	4,422,374
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	340,726
TOTAL CANADA		12,826,536
Cayman Islands - 1.8%
Ajisen (China) Holdings Ltd.	362,000	387,804
Bosideng International Holdings Ltd.	1,812,000	501,096
China Dongxiang Group Co. Ltd.	657,000	445,941
China High Precision Automation Group Ltd. (a)	504,000	364,504
CNinsure, Inc. ADR	19,600	543,704
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Ctrip.com International Ltd. sponsored ADR (a)	43,000	$ 1,570,360
Daphne International Holdings Ltd.	1,546,000	1,597,014
Eagle Nice (International) Holdings Ltd.	1,616,000	652,400
Hengdeli Holdings Ltd.	1,124,000	468,685
Kingdee International Software Group Co. Ltd.	2,010,000	772,815
Maoye International Holdings Ltd.	1,033,000	369,622
Marwyn Value Investors II Ltd. (a)	1,846,800	1,841,336
Orchid Developments Group Ltd. (a)	1,211,000	580,666
Perfect World Co. Ltd. sponsored ADR Class B (a)	15,300	512,091
Regent Pacific Group Ltd.	8,780,000	294,919
Xingda International Holdings Ltd.	1,297,000	874,119
Xinyi Glass Holdings Co. Ltd.	1,260,000	1,082,429
Yip's Chemical Holdings Ltd.	1,058,000	1,068,234
TOTAL CAYMAN ISLANDS		13,927,739
China - 0.9%
51job, Inc. sponsored ADR (a)	31,000	624,960
AMVIG Holdings Ltd.	122,000	89,432
Baidu.com, Inc. sponsored ADR (a)	1,600	1,102,880
BYD Co. Ltd. (H Shares) (a)	27,000	239,732
China Metal Recycling (Holdings) Ltd.	269,400	273,792
Dalian Port (PDA) Co. Ltd. (H Shares)	1,544,000	710,698
Digital China Holdings Ltd. (H Shares)	239,000	351,811
Global Bio-Chem Technology Group Co. Ltd.	1,482,000	339,594
Lumena Resources Corp.	1,304,000	380,887
Minth Group Ltd.	698,000	982,247
People's Food Holdings Ltd.	449,000	225,900
Royale Furniture Holdings Ltd.	34,000	9,557
Weiqiao Textile Co. Ltd. (H Shares)	2,138,000	1,576,647
TOTAL CHINA		6,908,137
Cyprus - 1.0%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	781,900	2,850,550
TOTAL CYPRUS		7,718,050
Denmark - 1.1%
DSV de Sammensluttede Vognmaend AS	267,200	4,776,417
Vestas Wind Systems AS (a)	66,409	4,052,407
TOTAL DENMARK		8,828,824
France - 9.3%
Altamir Amboise (a)	566,600	4,663,207
Common Stocks - continued
	Shares	Value
France - continued
ALTEN (a)	77,618	$ 2,265,071
April Group (d)	79,700	2,479,095
Audika SA	95,685	3,347,420
Compagnie Generale de Geophysique SA (a)	98,800	2,974,834
Delachaux SA	92,596	5,906,407
Devoteam SA (d)	40,400	1,105,763
Faiveley Transport	54,143	4,331,175
Iliad Group SA (d)	49,944	4,994,229
Ipsos SA	169,489	6,487,104
Laurent-Perrier Group	21,660	2,017,534
LeGuide.com SA (a)(d)	85,800	2,300,649
Maisons France Confort (d)	93,044	4,099,875
Meetic	199,700	5,516,477
Nexity (d)	89,000	3,251,595
Sartorius Stedim Biotech (d)	57,400	2,805,368
SeLoger.com	198,800	8,030,523
Sopra Group SA (d)	40,300	3,055,589
SR Teleperformance SA	104,600	3,656,919
TOTAL FRANCE		73,288,834
Germany - 10.6%
CENTROTEC Sustainable AG (a)	140,595	2,431,888
CTS Eventim AG	119,574	6,280,110
Delticom AG	140,200	7,258,450
Drillisch AG	725,600	5,133,758
ElringKlinger AG	196,600	5,522,252
Freenet AG (a)	171,400	1,993,668
GEA Group AG	163,327	3,622,516
GFK AG	65,999	2,479,061
HeidelbergCement AG	142,966	8,858,304
KROMI Logistik AG (a)	118,100	1,267,453
Lanxess AG	130,235	6,154,995
Pfleiderer AG (a)	236,000	1,463,372
Rational AG (d)	20,920	3,341,379
SMA Solar Technology AG	33,400	4,079,690
Software AG (Bearer)	80,700	9,241,335
STRATEC Biomedical Systems AG	83,310	3,086,250
Tom Tailor Holding AG	212,600	3,635,115
United Internet AG	245,535	3,687,498
Wacker Chemie AG	27,500	4,029,811
TOTAL GERMANY		83,566,905
Common Stocks - continued
	Shares	Value
Greece - 0.2%
Babis Vovos International Technical SA (a)	149,200	$ 544,218
Jumbo SA (a)	161,000	1,183,389
TOTAL GREECE		1,727,607
Hong Kong - 1.2%
Dah Sing Financial Holdings Ltd. (a)	110,800	629,317
Galaxy Entertainment Group Ltd. (a)	1,662,000	774,202
I.T Ltd. (a)	2,280,000	366,219
REXCAPITAL Financial Holdings Ltd.	7,400,000	878,200
Singamas Container Holdings Ltd. (a)	6,148,000	1,101,379
Techtronic Industries Co. Ltd.	3,251,000	3,378,182
Texwinca Holdings Ltd.	1,994,000	2,130,041
Tian An China Investments Co. Ltd.	669,000	441,183
TOTAL HONG KONG		9,698,723
Iceland - 0.5%
Ossur hf (a)	2,533,800	3,833,802
India - 0.1%
Educomp Solutions Ltd.	24,874	380,581
Geodesic Ltd.	256,340	651,373
TOTAL INDIA		1,031,954
Indonesia - 0.2%
PT Ciputra Development Tbk (a)	14,603,500	1,418,798
PT Kalbe Farma Tbk	1,594,000	363,363
TOTAL INDONESIA		1,782,161
Ireland - 0.7%
Kenmare Resources PLC (a)	15,907,700	3,208,058
Petroceltic International PLC (a)	14,365,600	2,721,717
Vimio PLC (a)	867,300	13
TOTAL IRELAND		5,929,788
Isle of Man - 1.2%
Exillon Energy PLC	1,373,800	3,973,279
IBS Group Holding Ltd. GDR (Reg. S) (a)	317,700	5,303,769
TOTAL ISLE OF MAN		9,277,048
Italy - 0.8%
Seldovia Native Association, Inc. (SNAI) (a)(d)	337,990	1,282,152
Tod's SpA (d)	64,383	4,724,309
TOTAL ITALY		6,006,461
Common Stocks - continued
	Shares	Value
Japan - 25.6%
ABC-Mart, Inc.	54,700	$ 1,956,691
Air Water, Inc.	72,000	800,256
Aozora Bank Ltd. (a)	1,239,000	1,780,741
AQ Interactive, Inc. (a)	483	886,503
ARCS Co. Ltd.	133,600	1,794,988
Arnest One Corp.	44,100	455,414
Asahi Co. Ltd.	58,000	889,790
Asahi Intecc Co. Ltd.	156,700	2,765,981
ASKUL Corp.	96,000	1,949,026
Bank of Kyoto Ltd.	231,000	2,038,742
Cellseed, Inc.	11,700	159,936
Central Glass Co. Ltd.	419,000	2,025,189
Chiba Bank Ltd.	325,000	2,058,322
Chiyoda Corp.	297,000	2,726,858
CMIC Co. Ltd.	3,580	1,034,019
Create SD Holdings Co. Ltd.	48,200	959,587
Credit Saison Co. Ltd.	190,900	2,792,117
Culture Convenience Club Co. Ltd. (d)	307,100	1,605,303
CyberAgent, Inc. (d)	679	1,185,521
Dai-ichi Seiko Co. Ltd. (d)	41,800	1,475,216
Daicel Chemical Industries Ltd.	407,000	2,630,139
Daihen Corp.	373,000	1,659,896
Daiseki Co. Ltd.	42,230	929,752
Digital Garage, Inc.	817	2,012,709
Don Quijote Co. Ltd.	80,100	2,157,490
Ebara Corp. (a)	382,000	1,968,018
EPS Co. Ltd.	442	1,079,943
Exedy Corp.	128,300	3,392,922
Ferrotec Corp.	145,900	1,613,862
FOI Corp.	73,800	666,266
FreeBit Co., Ltd. (d)	232	986,735
Fuji Oil Co. Ltd.	112,500	1,566,592
Fujikura Ltd.	186,000	993,620
Furukawa Electric Co. Ltd.	214,000	1,060,824
Furuya Metal Co. Ltd.	33,400	2,425,083
GREE, Inc.	49,500	2,745,608
Hitachi Transport System Ltd.	70,100	1,011,237
Hoshizaki Electric Co. Ltd. (d)	67,500	989,540
Ibiden Co. Ltd.	87,200	3,165,677
Inpex Corp.	182	1,280,823
Isetan Mitsukoshi Holdings Ltd.	124,000	1,432,129
Isuzu Motors Ltd. (a)	719,000	2,287,724
Common Stocks - continued
	Shares	Value
Japan - continued
Itochu Corp.	302,000	$ 2,616,564
Japan Steel Works Ltd.	95,000	1,040,576
JP-Holdings, Inc.	73,700	1,204,402
JTEKT Corp.	159,200	1,829,393
Kakaku.com, Inc.	274	1,035,558
Kandenko Co. Ltd.	193,000	1,259,544
Kenedix Realty Investment Corp.	440	1,449,803
Kimoto Co. Ltd.	193,500	1,658,336
KOMERI Co. Ltd.	83,700	2,127,030
Kuraray Co. Ltd.	192,500	2,520,159
Maeda Corp.	319,000	1,066,390
Makino Milling Machine Co. Ltd. (a)	244,000	1,711,871
Marui Group Co. Ltd.	175,800	1,389,822
Maruwa Ceramic Co. Ltd.	47,100	1,001,370
McDonald's Holdings Co. (Japan) Ltd.	106,200	2,261,258
Meiko Electronics Co. Ltd. (d)	65,700	1,410,105
Message Co. Ltd.	984	2,115,081
Minebea Ltd.	314,000	1,822,123
Mitsubishi Materials Corp. (a)	534,000	1,600,663
Mitsubishi UFJ Lease & Finance Co. Ltd.	85,010	3,307,905
Mitsumi Electric Co. Ltd.	98,500	2,143,454
mixi, Inc. (a)(d)	329	2,105,068
MS&AD Insurance Group Holdings, Inc. (a)	96,383	2,770,441
Nabtesco Corp.	226,000	2,863,196
NHK Spring Co. Ltd.	193,000	1,867,742
Nichi-iko Pharmaceutical Co. Ltd.	54,500	1,716,289
Nichicon Corp.	222,600	3,000,230
Nihon M&A Center, Inc. (d)	637	2,319,323
Nihon Nohyaku Co. Ltd.	172,000	959,523
Nippon Denko Co. Ltd.	105,000	747,844
Nippon Electric Glass Co. Ltd.	114,000	1,748,898
Nippon Signal Co. Ltd.	264,600	2,284,580
NOF Corp.	151,000	591,589
Nomura Real Estate Residential Fund, Inc.	400	1,707,655
NTT Urban Development Co.	1,414	1,378,925
Onward Holdings Co. Ltd.	110,000	914,617
Osaka Securities Exchange Co. Ltd.	222	1,146,279
Otsuka Corp.	30,400	2,168,423
Park24 Co. Ltd.	117,000	1,315,363
Pigeon Corp.	30,500	1,146,226
Point, Inc.	16,180	1,049,039
Riso Kagaku Corp.	96,100	1,181,683
Common Stocks - continued
	Shares	Value
Japan - continued
Rohto Pharmaceutical Co. Ltd.	224,000	$ 2,453,913
Sankyu, Inc.	264,000	1,202,938
Santen Pharmaceutical Co. Ltd.	65,900	2,104,759
Sekisui Chemical Co. Ltd.	303,000	2,077,419
Shimadzu Corp.	379,000	3,155,307
Shimamura Co. Ltd.	23,300	2,349,100
Shin-Kobe Electric Machinery Co. Ltd.	244,000	2,361,290
Shizuoka Gas Co. Ltd.	88,000	507,782
SHO-BOND Holdings Co. Ltd.	128,700	2,495,078
So-net M3, Inc. (d)	575	2,090,520
Sony Financial Holdings, Inc.	296	1,068,285
SRI Sports Ltd.	1,005	995,050
Stanley Electric Co. Ltd.	53,700	1,105,101
Start Today Co. Ltd.	273	646,678
Stella Chemifa Corp.	16,200	623,475
Sumitomo Osaka Cement Co. Ltd.	566,000	1,087,092
Sumitomo Trust & Banking Co. Ltd.	401,000	2,425,196
Sysmex Corp.	38,100	2,291,760
Taisho Pharmaceutical Co. Ltd.	86,000	1,568,381
Takata Corp.	104,300	2,622,768
Takeei Corp.	77,900	1,140,344
The Suruga Bank Ltd.	221,000	2,174,002
Tocalo Co. Ltd.	67,000	1,381,657
Toho Co. Ltd.	58,300	1,005,223
Tokyu Livable, Inc.	138,000	1,463,302
Toto Ltd.	342,000	2,302,472
Towa Corp. (a)(d)	243,300	2,162,839
Toyo Tanso Co. Ltd. (d)	42,500	2,275,897
Toyota Boshoku Corp.	45,600	820,441
Ube Industries Ltd.	796,000	2,012,099
Unicharm Petcare Corp.	86,400	2,879,080
Weathernews, Inc.	34,500	480,422
Yamatake Corp.	105,100	2,619,388
Yamato Kogyo Co. Ltd.	67,800	2,164,721
Yamazaki Baking Co. Ltd.	127,000	1,627,893
TOTAL JAPAN		202,692,801
Korea (South) - 1.2%
CJ Home Shopping	14,240	1,062,439
Daou Technology, Inc.	197,150	1,626,750
Hyosung Corp.	6,493	460,828
Interpark Corp. (a)	75,279	359,277
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Jusung Engineering Co. Ltd. (a)	72,738	$ 1,357,384
KC Tech Co. Ltd.	117,090	733,139
Lock & Lock Co. Ltd.	4,700	113,353
MNTECH Co. Ltd.	76,840	1,103,706
NCsoft Corp.	3,548	527,429
Power Logics Co. Ltd. (a)	41,248	303,842
Sodiff Advanced Materials Co. Ltd.	3,940	343,383
The Basic House Co. Ltd. (a)	123,000	960,336
TK Corp.	17,649	434,290
TOTAL KOREA (SOUTH)		9,386,156
Luxembourg - 0.3%
GlobeOp Financial Services SA	635,085	2,658,499
Malaysia - 0.1%
JobStreet Corp. Bhd	1,289,000	802,818
Top Glove Corp. Bhd	56,700	225,128
TOTAL MALAYSIA		1,027,946
Netherlands - 2.9%
Gemalto NV	190,440	8,490,151
James Hardie Industries NV unit (a)	132,009	925,276
QIAGEN NV (a)	286,100	6,573,003
SMARTRAC NV (a)	108,900	2,018,564
Wavin NV	2,341,700	4,672,519
TOTAL NETHERLANDS		22,679,513
Norway - 1.7%
IMAREX NOS ASA (a)	142,100	1,248,751
Renewable Energy Corp. ASA (a)(d)	792,095	2,691,616
Renewable Energy Corp. ASA rights 5/20/10 (a)	396,047	549,263
Schibsted ASA (B Shares)	294,200	7,301,556
Sevan Marine ASA (a)	1,000,000	1,447,867
TOTAL NORWAY		13,239,053
Papua New Guinea - 0.1%
Lihir Gold Ltd.	127,700	451,149
Singapore - 0.8%
CSE Global Ltd.	571,000	433,295
Goodpack Ltd.	1,641,000	1,996,768
Hyflux Ltd.	440,000	1,104,536
Oceanus Group Ltd. (a)	2,071,000	579,971
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Holdings Ltd.	588,000	$ 1,439,280
Raffles Medical Group Ltd.	657,000	820,521
TOTAL SINGAPORE		6,374,371
South Africa - 0.4%
Blue Label Telecoms Ltd. (a)	5,075,300	3,517,977
Spain - 0.6%
EDP Renovaveis SA (a)	367,519	2,613,016
Obrascon Huarte Lain SA	76,400	2,173,154
Vueling Airlines SA (a)	18,069	265,047
TOTAL SPAIN		5,051,217
Sweden - 1.3%
Elekta AB (B Shares)	270,100	7,015,519
Modern Times Group MTG AB (B Shares)	47,100	2,868,543
XCounter AB (a)	1,108,000	88,546
TOTAL SWEDEN		9,972,608
Switzerland - 1.4%
Bank Sarasin & Co. Ltd. Series B (Reg.)	24,585	956,333
Basilea Pharmaceutica AG (a)	9,770	713,900
Lonza Group AG	40,226	3,139,238
Panalpina Welttransport Holding AG	27,860	2,505,683
VZ Holding AG	45,400	3,986,791
TOTAL SWITZERLAND		11,301,945
Thailand - 0.0%
Asian Property Development PCL (For. Reg.)	727,800	113,855
United Kingdom - 15.7%
Abcam PLC	263,600	4,783,699
Aberdeen Asset Management PLC	2,132,278	4,477,036
Antisoma PLC (a)	2,397,700	253,625
Ashmore Group PLC	428,100	1,727,720
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)	4,871,700	3,239,178
Avanti Communications Group PLC (a)	640,000	5,143,821
Blinkx PLC (a)	3,186,900	674,479
Bond International Software PLC	617,066	710,186
Borders & Southern Petroleum PLC (a)	698,500	536,318
Cadogan Petroleum PLC (a)	1,406,300	308,355
Centurion Electronics PLC (a)(e)	748,299	11
Ceres Power Holdings PLC (a)	406,200	707,033
Common Stocks - continued
	Shares	Value
United Kingdom - continued
China Goldmines PLC (a)	669,353	$ 191,042
Connaught PLC	467,900	2,155,054
Conygar Investment Co. PLC (a)	2,333,700	4,017,840
Cove Energy PLC (a)	4,519,200	3,369,911
CPP Group PLC	333,500	1,398,587
Craneware PLC	863,500	5,515,611
Datacash Group PLC	1,241,380	4,379,321
DTZ Holdings PLC (a)	1,878,000	1,989,347
Eaga PLC	252,100	512,872
EMIS Group PLC (a)	391,545	2,086,035
European Nickel PLC (a)	7,307,800	1,091,360
Faroe Petroleum PLC (a)	286,300	527,822
Faroe Petroleum PLC rights 5/13/10 (a)	190,847	63,912
GoIndustry-DoveBid PLC (a)	2,258,900	34,433
Hays PLC	2,145,443	3,645,783
Icap PLC	262,300	1,513,123
Ideal Shopping Direct PLC (a)	234,592	566,240
IG Group Holdings PLC	1,243,651	7,711,208
Inchcape PLC (a)	8,321,206	4,356,481
Jubilee Platinum PLC (a)	1,657,843	1,024,440
Keronite PLC (a)(g)	13,620,267	104,185
Max Petroleum PLC (a)(d)	2,509,220	733,928
Mothercare PLC	536,200	4,701,866
NCC Group Ltd.	237,615	1,418,295
Northgate PLC (a)	513,600	1,651,311
Pureprofile Media PLC (a)(g)	1,108,572	423,987
Redhall Group PLC	519,600	1,216,457
Regenersis PLC (a)	1,367,300	911,544
Royalblue Group PLC	211,242	4,249,093
Salamander Energy PLC (a)	744,900	2,845,948
SDL PLC (a)	739,262	5,107,244
SIG PLC (a)	1,580,600	3,178,666
Silverdell PLC (a)	4,958,000	660,369
Sinclair Pharma PLC (a)	3,003,544	1,453,498
Sphere Medical Holding PLC (a)(g)	555,599	1,444,971
SR Pharma PLC (a)	5,388,700	814,681
Sthree PLC	578,809	3,221,533
Synergy Health PLC	293,790	2,752,132
Ted Baker PLC	313,200	2,506,430
TMO Biotec (a)(g)	1,000,000	382,463
Travis Perkins PLC (a)	265,700	3,431,176
Valiant Petroleum PLC (a)	162,600	1,674,564
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wellstream Holdings PLC	464,300	$ 4,239,233
Xchanging PLC	1,521,100	4,868,565
Zenergy Power PLC (a)	890,420	1,426,338
ZincOx Resources PLC (a)	102,200	78,559
TOTAL UNITED KINGDOM		124,208,924
United States of America - 0.4%
CTC Media, Inc.	195,700	3,305,373
Mudalla Technology, Inc. (a)	996,527	15
XL TechGroup, Inc. (a)	1,329,250	20
TOTAL UNITED STATES OF AMERICA		3,305,408
TOTAL COMMON STOCKS (Cost $736,481,828)		760,462,950
Investment Companies - 0.1%

Bailiwick of Guernsey - 0.1%
Brookwell Ltd. Class A (Cost $2,059,195)	705,464	625,466
Government Obligations - 0.1%
Principal Amount
Germany - 0.1%
German Federal Republic 0.1623% to 0.2028% 5/12/10 (f) (Cost $472,562)	EUR	355,000	472,694
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	28,761,032	$ 28,761,032
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	29,078,115	29,078,115
TOTAL MONEY MARKET FUNDS (Cost $57,839,147)		57,839,147
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $796,852,732)		819,400,257
NET OTHER ASSETS - (3.6)%		(28,278,131)
NET ASSETS - 100%		$ 791,122,126
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
138 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	June 2010	$ 5,049,747	$ (86,858)

The face value of futures purchased as a percentage of net assets - 0.6%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $166,442.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,477,089 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 931,150
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 817,216
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 640,000
Rock Well Petroleum, Inc.	4/13/06	$ 1,155,600
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 944,518
TMO Biotec	10/27/05	$ 300,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,428
Fidelity Securities Lending Cash Central Fund	360,067
Total	$ 385,495
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd. Class A	$ 1,078,606	$ -	$ 390,464	$ -	$ -
Centurion Electronics PLC	12	-	-	-	11
Total	$ 1,078,618	$ -	$ 390,464	$ -	$ 11
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 202,692,801	$ 159,527,089	$ 43,165,712	$ -
United Kingdom	124,208,924	-	121,853,302	2,355,622
Germany	83,566,905	-	83,566,905	-
France	73,288,834	-	73,288,834	-
Australia	58,986,697	5,352,854	53,633,843	-
Netherlands	22,679,513	-	22,679,513	-
Bermuda	18,641,656	-	18,641,655	1
Cayman Islands	13,927,739	2,626,155	11,301,584	-
Norway	13,239,053	-	13,239,053	-
Canada	12,826,536	7,019,098	5,807,380	58
British Virgin Islands	9,218,045	-	8,921,870	296,175
Cyprus	7,718,050	-	2,850,550	4,867,500
Ireland	5,929,788	-	5,929,775	13
United States of America	3,305,408	3,305,373	-	35
Other	110,233,001	5,245,817	104,987,184	-
Investment Companies	625,466	-	625,466	-
Government Obligations	472,694	-	472,694	-
Money Market Funds	57,839,147	57,839,147	-	-
Total Investments in Securities:	$ 819,400,257	$ 240,915,533	$ 570,965,320	$ 7,519,404
Derivative Instruments:
Liabilities
Futures Contracts	$ (86,858)	$ (86,858)	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,316,240
Total Realized Gain (Loss)	(2,681,842)
Total Unrealized Gain (Loss)	2,751,238
Cost of Purchases	351,644
Proceeds of Sales	(54,956)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,162,920)
Ending Balance	$ 7,519,404
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 24,444

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (86,858)
Total Value of Derivatives	$ -	$ (86,858)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $115,958,039 of which $28,798,938 and $87,159,101 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010
Assets
Investment in securities, at value (including securities loaned of $27,544,508) - See accompanying schedule: Unaffiliated issuers (cost $738,689,450)	$ 761,561,099
Fidelity Central Funds (cost $57,839,147)	57,839,147
Other affiliated issuers (cost $324,135)	11
Total Investments (cost $796,852,732)		$ 819,400,257
Foreign currency held at value (cost $235,295)		235,526
Segregated cash with broker from futures contracts		265,000
Receivable for investments sold		8,698,311
Receivable for fund shares sold		810,679
Dividends receivable		1,678,750
Distributions receivable from Fidelity Central Funds		79,419
Prepaid expenses		1,087
Receivable from investment adviser for expense reductions		4,251
Other receivables		198,375
Total assets		831,371,655

Liabilities
Payable for investments purchased	$ 7,708,003
Payable for fund shares redeemed	2,363,892
Accrued management fee	719,044
Distribution fees payable	22,413
Payable for daily variation on futures contracts	25,800
Other affiliated payables	217,531
Other payables and accrued expenses	114,731
Collateral on securities loaned, at value	29,078,115
Total liabilities		40,249,529

Net Assets		$ 791,122,126
Net Assets consist of:
Paid in capital		$ 857,063,542
Accumulated net investment loss		(646,071)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(87,718,703)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,423,358
Net Assets		$ 791,122,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,825,194 ÷ 1,027,242 shares)	$ 18.33

Maximum offering price per share (100/94.25 of $18.33)	$ 19.45
Class T: Net Asset Value and redemption price per share ($16,311,661 ÷ 896,984 shares)	$ 18.19

Maximum offering price per share (100/96.50 of $18.19)	$ 18.85
Class B: Net Asset Value and offering price per share ($3,545,617 ÷ 198,887 shares)A	$ 17.83

Class C: Net Asset Value and offering price per share ($11,063,567 ÷ 618,561 shares)A	$ 17.89

International Small Cap: Net Asset Value, offering price and redemption price per share ($735,617,916 ÷ 39,715,862 shares)	$ 18.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,758,171 ÷ 311,010 shares)	$ 18.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2010
Investment Income
Dividends		$ 5,087,683
Interest		507
Income from Fidelity Central Funds (including $360,067 from security lending)		385,495
		5,473,685
Less foreign taxes withheld		(234,377)
Total income		5,239,308

Expenses
Management fee Basic fee	$ 3,269,610
Performance adjustment	942,327
Transfer agent fees	1,112,953
Distribution fees	122,047
Accounting and security lending fees	187,510
Custodian fees and expenses	143,202
Independent trustees' compensation	2,071
Registration fees	51,617
Audit	73,710
Legal	2,038
Miscellaneous	5,809
Total expenses before reductions	5,912,894
Expense reductions	(157,960)	5,754,934
Net investment income (loss)		(515,626)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $39,232)	45,182,945
Other affiliated issuers	(856,606)
Foreign currency transactions	(117,330)
Futures contracts	(604,370)
Capital gain distributions from Fidelity Central Funds	1,843
Total net realized gain (loss)		43,606,482
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $27,128)	18,598,415
Assets and liabilities in foreign currencies	(45,574)
Futures contracts	(86,858)
Total change in net unrealized appreciation (depreciation)		18,465,983
Net gain (loss)		62,072,465
Net increase (decrease) in net assets resulting from operations		$ 61,556,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (515,626)	$ 3,237,964
Net realized gain (loss)	43,606,482	(79,176,066)
Change in net unrealized appreciation (depreciation)	18,465,983	297,287,070
Net increase (decrease) in net assets resulting from operations	61,556,839	221,348,968
Distributions to shareholders from net investment income	(3,368,409)	-
Distributions to shareholders from net realized gain	(14,323,742)	-
Total distributions	(17,692,151)	-
Share transactions - net increase (decrease)	32,703,062	(81,370,441)
Redemption fees	57,694	67,796
Total increase (decrease) in net assets	76,625,444	140,046,323

Net Assets
Beginning of period	714,496,682	574,450,359
End of period (including accumulated net investment loss of $646,071 and undistributed net investment income of $3,237,964, respectively)	$ 791,122,126	$ 714,496,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	- J	.03	(.02)	.05
Net realized and unrealized gain (loss)	1.47	5.31	(14.03)	7.97	5.05	6.16
Total from investment operations	1.45	5.37	(14.03)	8.00	5.03	6.21
Distributions from net investment income	(.06)	-	(.03)	-	(.05)	(.02)
Distributions from net realized gain	(.34)	-	(5.18)	(5.65)	(2.89)	(.77)
Total distributions	(.40)	-	(5.20) K	(5.65)	(2.94)	(.79)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.02
Net asset value, end of period	$ 18.33	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69
Total Return B,C,D	8.48%	45.09%	(53.35)%	33.43%	20.22%	30.16%
Ratios to Average Net Assets F,I
Expenses before reductions	1.80% A	1.75%	1.82%	1.53%	1.64%	1.66%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.53%	1.64%	1.66%
Expenses net of all reductions	1.62% A	1.62%	1.60%	1.49%	1.58%	1.63%
Net investment income (loss)	(.24)% A	.41%	-% H	.10%	(.08)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,825	$ 17,590	$ 13,561	$ 38,585	$ 36,701	$ 34,838
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.05)	(.04)	(.09)	(.01)
Net realized and unrealized gain (loss)	1.45	5.28	(13.95)	7.93	5.03	6.12
Total from investment operations	1.41	5.30	(14.00)	7.89	4.94	6.11
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(.34)	-	(5.12)	(5.57)	(2.88)	(.76)
Total distributions	(.36)	-	(5.12)	(5.57)	(2.88)	(.76)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 18.19	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57
Total Return B,C,D	8.31%	44.76%	(53.46)%	33.07%	19.93%	29.72%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	2.00%	2.07%	1.77%	1.89%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%	1.77%	1.89%	1.91%
Expenses net of all reductions	1.87% A	1.86%	1.86%	1.73%	1.83%	1.88%
Net investment income (loss)	(.49)% A	.16%	(.25)%	(.14)%	(.32)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,312	$ 15,760	$ 13,493	$ 40,823	$ 41,982	$ 41,647
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99
Income from Investment Operations
Net investment income (loss) E	(.09)	(.04)	(.16)	(.18)	(.24)	(.14)
Net realized and unrealized gain (loss)	1.42	5.17	(13.73)	7.82	4.98	6.08
Total from investment operations	1.33	5.13	(13.89)	7.64	4.74	5.94
Distributions from net realized gain	(.28)	-	(4.95)	(5.41)	(2.73)	(.71)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 17.83	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24
Total Return B,C,D	8.02%	44.03%	(53.68)%	32.38%	19.28%	29.13%
Ratios to Average Net Assets F,H
Expenses before reductions	2.55% A	2.49%	2.58%	2.30%	2.48%	2.49%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%	2.30%	2.40%	2.43%
Expenses net of all reductions	2.37% A	2.36%	2.36%	2.26%	2.34%	2.40%
Net investment income (loss)	(.99)% A	(.33)%	(.75)%	(.66)%	(.84)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,546	$ 3,601	$ 3,230	$ 10,704	$ 11,354	$ 12,783
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04
Income from Investment Operations
Net investment income (loss) E	(.09)	(.04)	(.16)	(.17)	(.23)	(.13)
Net realized and unrealized gain (loss)	1.43	5.19	(13.78)	7.85	4.99	6.10
Total from investment operations	1.34	5.15	(13.94)	7.68	4.76	5.97
Distributions from net realized gain	(.30)	-	(4.98)	(5.39)	(2.75)	(.72)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 17.89	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31
Total Return B,C,D	8.03%	44.02%	(53.67)%	32.39%	19.34%	29.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.53% A	2.49%	2.57%	2.26%	2.38%	2.41%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%	2.26%	2.38%	2.41%
Expenses net of all reductions	2.36% A	2.36%	2.36%	2.22%	2.32%	2.38%
Net investment income (loss)	(.99)% A	(.33)%	(.76)%	(.62)%	(.81)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,064	$ 5,814	$ 5,658	$ 20,094	$ 21,335	$ 25,202
Portfolio turnover rate G	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36
Income from Investment Operations
Net investment income (loss) D	(.01)	.08	.03	.12	.08	.15
Net realized and unrealized gain (loss)	1.47	5.37	(14.14)	8.03	5.08	6.19
Total from investment operations	1.46	5.45	(14.11)	8.15	5.16	6.34
Distributions from net investment income	(.08)	-	(.12)	(.07)	(.14)	(.06)
Distributions from net realized gain	(.34)	-	(5.18)	(5.67)	(2.89)	(.77)
Total distributions	(.42)	-	(5.30)	(5.74)	(3.03)	(.83)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.02
Net asset value, end of period	$ 18.52	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89
Total Return B,C	8.48%	45.30%	(53.25)%	33.82%	20.65%	30.67%
Ratios to Average Net Assets E,G
Expenses before reductions	1.52% A	1.48%	1.49%	1.19%	1.28%	1.28%
Expenses net of fee waivers, if any	1.52% A	1.48%	1.49%	1.19%	1.28%	1.28%
Expenses net of all reductions	1.49% A	1.44%	1.44%	1.15%	1.22%	1.25%
Net investment income (loss)	(.11)% A	.58%	.16%	.45%	.29%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 735,618	$ 669,035	$ 536,291	$ 1,663,761	$ 1,816,059	$ 2,090,458
Portfolio turnover rate F	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36
Income from Investment Operations
Net investment income (loss) D	- H	.09	.05	.12	.08	.14
Net realized and unrealized gain (loss)	1.47	5.37	(14.12)	8.02	5.07	6.18
Total from investment operations	1.47	5.46	(14.07)	8.14	5.15	6.32
Distributions from net investment income	(.09)	-	(.12)	(.07)	(.14)	(.07)
Distributions from net realized gain	(.34)	-	(5.18)	(5.67)	(2.89)	(.77)
Total distributions	(.43)	-	(5.30)	(5.74)	(3.03)	(.84)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.02
Net asset value, end of period	$ 18.51	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86
Total Return B,C	8.54%	45.46%	(53.22)%	33.84%	20.65%	30.59%
Ratios to Average Net Assets E,G
Expenses before reductions	1.43% A	1.45%	1.49%	1.18%	1.29%	1.30%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.18%	1.29%	1.30%
Expenses net of all reductions	1.37% A	1.37%	1.35%	1.14%	1.23%	1.27%
Net investment income (loss)	.01% A	.66%	.25%	.45%	.28%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,758	$ 2,696	$ 2,217	$ 7,774	$ 9,050	$ 7,432
Portfolio turnover rate F	82% A	81%	113%	70%	84%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund was closed to most new accounts effective with the close of business on May 6, 2005 and reopened after the close of business on November 9, 2009. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

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3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 130,189,306
Gross unrealized depreciation	(119,967,059)
Net unrealized appreciation (depreciation)	$ 10,222,247
Tax cost	$ 809,178,010

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments -
continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (604,370)	$ (86,858)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (604,370)	$ (86,858)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(604,370) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(86,858) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,139,679 and $294,979,495, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.11% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 22,754	$ 642
Class T	.25%	.25%	39,896	334
Class B	.75%	.25%	17,811	13,411
Class C	.75%	.25%	41,586	1,849
			$ 122,047	$ 16,236

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,874
Class T	1,279
Class B*	2,159
Class C*	12
$ 7,324

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,976.32
Class T	25,853.32
Class B	5,749.32
Class C	12,683.30
International Small Cap	1,036,458.29
Institutional Class	3,234.20
	$ 1,112,953

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,509 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements - continued

9. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 13,237
Class T	1.90%	12,143
Class B	2.40%	2,683
Class C	2.40%	5,546
Institutional Class	1.40%	428
		$ 34,037

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $123,923 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 59,453	$ -
Class T	16,412	-
International Small Cap	3,278,578	-
Institutional Class	13,966	-
Total	$ 3,368,409	$ -
From net realized gain
Class A	$ 354,632	$ -
Class T	310,013	-
Class B	60,241	-
Class C	116,929	-
International Small Cap	13,430,315	-
Institutional Class	51,612	-
Total	$ 14,323,742	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	174,578	269,227	$ 3,078,924	$ 3,575,375
Reinvestment of distributions	22,435	-	393,061	-
Shares redeemed	(187,502)	(389,847)	(3,296,507)	(5,330,857)
Net increase (decrease)	9,511	(120,620)	$ 175,478	$ (1,755,482)
Class T
Shares sold	93,697	158,075	$ 1,656,800	$ 2,173,778
Reinvestment of distributions	18,371	-	319,658	-
Shares redeemed	(134,698)	(377,899)	(2,351,518)	(4,876,919)
Net increase (decrease)	(22,630)	(219,824)	$ (375,060)	$ (2,703,141)
Class B
Shares sold	10,233	8,564	$ 178,078	$ 108,038
Reinvestment of distributions	3,302	-	56,465	-
Shares redeemed	(29,320)	(71,172)	(501,612)	(857,564)
Net increase (decrease)	(15,785)	(62,608)	$ (267,069)	$ (749,526)

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	299,932	21,018	$ 5,298,695	$ 275,491
Reinvestment of distributions	6,001	-	102,910	-
Shares redeemed	(32,498)	(159,519)	(558,172)	(1,999,518)
Net increase (decrease)	273,435	(138,501)	$ 4,843,433	$ (1,724,027)
International Small Cap
Shares sold	6,218,832	4,989,568	$ 110,319,261	$ 69,926,221
Reinvestment of distributions	888,440	-	15,725,385	-
Shares redeemed	(5,668,855)	(11,303,255)	(100,575,856)	(144,001,202)
Net increase (decrease)	1,438,417	(6,313,687)	$ 25,468,790	$ (74,074,981)
Institutional Class
Shares sold	174,966	28,026	$ 3,188,106	$ 355,084
Reinvestment of distributions	2,890	-	51,087	-
Shares redeemed	(21,193)	(58,235)	(381,703)	(718,368)
Net increase (decrease)	156,663	(30,209)	$ 2,857,490	$ (363,284)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended October 31, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2010

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AISCI-USAN-0610
1.800646.106

Fidelity®
International Small Cap Opportunities
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.10%
Actual		$ 1,000.00	$ 1,131.90	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.36%
Actual		$ 1,000.00	$ 1,129.60	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.85%
Actual		$ 1,000.00	$ 1,127.10	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.85%
Actual		$ 1,000.00	$ 1,127.30	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
International Small Cap Opportunities	.83%
Actual		$ 1,000.00	$ 1,134.00	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,133.10	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 21.9%
United Kingdom 17.7%
United States of America 10.6%
Canada 5.2%
Brazil 3.9%
Netherlands 3.8%
France 3.2%
South Africa 2.9%
Singapore 2.8%
Other 28.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 20.1%
United Kingdom 16.0%
United States of America 13.1%
Canada 5.1%
Germany 4.0%
Brazil 4.0%
France 3.3%
South Africa 3.3%
Netherlands 2.9%
Other 28.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.7	98.3
Short-Term Investments and Net Other Assets	1.3	1.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.7	1.6
Azimut Holdings SpA (Italy, Capital Markets)	1.6	1.3
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.6	2.1
USS Co. Ltd. (Japan, Specialty Retail)	1.6	1.3
Petrobank Energy & Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.6	1.7
SSL International PLC (United Kingdom, Health Care Equipment & Supplies)	1.6	1.2
Nippon Thompson Co. Ltd. (Japan, Machinery)	1.4	1.0
Informa PLC (Bailiwick of Jersey, Media)	1.3	1.2
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.3	1.3
Bank Sarasin & Co. Ltd. Series B (Reg.) (Switzerland, Capital Markets)	1.3	1.5
	15.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	22.2
Industrials	20.2	19.0
Consumer Discretionary	17.6	16.4
Materials	10.6	10.2
Consumer Staples	8.0	7.1
Health Care	7.5	7.5
Information Technology	7.5	8.2
Energy	5.6	5.3
Utilities	0.5	0.7
Telecommunication Services	0.2	0.7

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 1.2%
MAp Group unit	1,366,074	$ 3,914,886
OZ Minerals Ltd. (a)	846,685	890,968
TOTAL AUSTRALIA		4,805,854
Austria - 0.7%
Andritz AG	45,800	2,804,542
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	1,414,356	1,574,886
Bailiwick of Jersey - 1.9%
Informa PLC	901,303	5,439,208
Randgold Resources Ltd. sponsored ADR	27,400	2,308,176
TOTAL BAILIWICK OF JERSEY		7,747,384
Belgium - 1.3%
Gimv NV	34,400	1,864,582
Umicore SA (d)	89,017	3,255,315
TOTAL BELGIUM		5,119,897
Bermuda - 2.6%
Aquarius Platinum Ltd. (Australia)	271,573	1,753,632
Credicorp Ltd. (NY Shares)	10,000	868,600
Great Eagle Holdings Ltd.	801,000	2,241,487
Northern Offshore Ltd. (a)	210,352	451,515
Ports Design Ltd.	815,500	1,996,910
Scorpion Offshore Ltd. (a)(d)	132,500	861,664
Seadrill Ltd.	34,398	866,555
Trinity Ltd.	1,984,000	1,392,977
TOTAL BERMUDA		10,433,340
Brazil - 3.9%
Banco ABC Brasil SA	598,300	4,306,645
BR Malls Participacoes SA (a)	91,500	1,160,367
Braskem SA Class A sponsored ADR (d)	279,400	3,981,450
Fibria Celulose SA sponsored ADR (a)(d)	87,936	1,745,530
Iguatemi Empresa de Shopping Centers SA	67,700	1,132,391
MRV Engenharia e Participacoes SA	240,200	1,682,001
Multiplan Empreendimentos Imobiliarios SA	51,300	895,562
Odontoprev SA	26,700	876,455
TOTAL BRAZIL		15,780,401
Canada - 5.2%
Agnico-Eagle Mines Ltd. (Canada)	21,600	1,369,502
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp. (a)	148,800	$ 2,284,275
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,690	2,534,590
Niko Resources Ltd.	45,100	4,941,827
Open Text Corp. (a)	37,500	1,587,901
Pan American Silver Corp.	34,800	921,504
Petrobank Energy & Resources Ltd. (a)	124,500	6,276,456
Quadra Mining Ltd. (a)	62,400	946,869
TOTAL CANADA		20,862,924
Cayman Islands - 0.9%
China Lilang Ltd. (a)	1,292,000	1,583,835
Vantage Drilling Co. (a)	575,331	1,035,596
Wynn Macau Ltd. (d)	698,800	1,096,831
TOTAL CAYMAN ISLANDS		3,716,262
China - 0.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	955,000	666,532
China Hongxing Sports Ltd.	3,764,000	378,594
China Nepstar Chain Drugstore Ltd. ADR (d)	326,300	2,150,317
TOTAL CHINA		3,195,443
Denmark - 0.4%
William Demant Holding AS (a)	22,900	1,562,051
Finland - 2.6%
Metso Corp.	62,000	2,391,936
Nokian Tyres PLC (d)	140,100	3,293,592
Outotec OYJ	129,000	4,821,549
TOTAL FINLAND		10,507,077
France - 3.2%
Audika SA	111,025	3,884,070
Laurent-Perrier Group	24,263	2,259,992
Remy Cointreau SA	41,516	2,245,348
Saft Groupe SA	95,796	3,480,199
Virbac SA	9,500	1,048,977
TOTAL FRANCE		12,918,586
Germany - 2.4%
Aixtron AG	70,700	2,230,364
alstria office REIT-AG	81,178	914,227
Bilfinger Berger AG	38,604	2,558,937
Colonia Real Estate AG (a)(d)	282,269	1,608,157
Common Stocks - continued
	Shares	Value
Germany - continued
Colonia Real Estate AG rights 5/5/10 (a)(e)	268,101	$ 4
Software AG (Bearer)	22,227	2,545,319
TOTAL GERMANY		9,857,008
Greece - 0.5%
Terna Energy SA	356,251	1,976,003
India - 0.2%
Jyothy Laboratories Ltd.	181,876	696,201
Israel - 0.2%
Partner Communications Co. Ltd. ADR	41,958	824,055
Italy - 2.0%
Azimut Holdings SpA	582,664	6,566,560
Interpump Group SpA (a)	335,275	1,683,999
TOTAL ITALY		8,250,559
Japan - 21.9%
Aozora Bank Ltd. (a)	1,048,000	1,506,228
Asahi Co. Ltd.	55,000	843,767
Autobacs Seven Co. Ltd.	109,800	3,875,088
Daikoku Denki Co. Ltd.	122,600	2,174,509
Daikokutenbussan Co. Ltd.	87,500	2,569,201
FCC Co. Ltd.	92,100	1,913,970
Fukuoka (REIT) Investment Fund	333	2,130,661
GCA Savvian Group Corp. (a)	1,462	1,992,292
Glory Ltd.	49,900	1,279,242
Goldcrest Co. Ltd.	39,250	1,074,747
Gunma Bank Ltd.	335,000	1,811,775
Japan Steel Works Ltd.	184,000	2,015,432
Kamigumi Co. Ltd.	212,000	1,758,203
Kobayashi Pharmaceutical Co. Ltd.	132,300	5,338,199
Kyoto Kimono Yuzen Co. Ltd.	96,800	901,735
Meiko Network Japan Co. Ltd.	120,500	844,129
Miraial Co. Ltd.	27,300	863,497
MS&AD Insurance Group Holdings, Inc. (a)	33,060	950,280
Nabtesco Corp.	161,000	2,039,710
Nachi-Fujikoshi Corp.	660,000	2,002,555
Nagaileben Co. Ltd.	42,900	972,820
Nihon Parkerizing Co. Ltd.	140,000	2,003,194
Nippon Seiki Co. Ltd.	221,000	2,437,517
Nippon Thompson Co. Ltd.	819,000	5,606,484
Nitto Kohki Co. Ltd.	40,000	864,899
Obic Co. Ltd.	11,680	2,348,932
Common Stocks - continued
	Shares	Value
Japan - continued
Osaka Securities Exchange Co. Ltd.	1,308	$ 6,753,746
OSG Corp.	167,300	1,989,504
SAZABY, Inc.	47,000	845,630
SHO-BOND Holdings Co. Ltd.	119,500	2,316,720
Shoei Co. Ltd.	49,400	518,035
The Daishi Bank Ltd., Niigata	323,000	1,093,516
The Nippon Synthetic Chemical Industry Co. Ltd. (d)	158,000	1,118,599
THK Co. Ltd.	100,100	2,200,644
Toho Holdings Co. Ltd.	119,500	1,913,425
Toridoll Corp.	479	957,694
Tsumura & Co.	64,700	1,894,230
Tsutsumi Jewelry Co. Ltd.	45,400	1,064,312
Unicharm Petcare Corp.	66,500	2,215,959
USS Co. Ltd.	94,220	6,449,852
Yamatake Corp.	57,200	1,425,585
Yamato Kogyo Co. Ltd.	109,900	3,508,891
TOTAL JAPAN		88,385,408
Korea (South) - 0.8%
NCsoft Corp.	6,672	991,828
NHN Corp. (a)	12,761	2,127,252
TOTAL KOREA (SOUTH)		3,119,080
Luxembourg - 0.2%
GlobeOp Financial Services SA	223,700	936,420
L'Occitane Ltd.	18,000	34,960
TOTAL LUXEMBOURG		971,380
Mexico - 0.6%
Cemex SA de CV sponsored ADR	73,643	874,879
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	59,300	1,716,735
TOTAL MEXICO		2,591,614
Netherlands - 3.8%
Aalberts Industries NV	165,600	2,698,243
ASM International NV (NASDAQ) (a)	131,400	3,417,714
Heijmans NV unit (a)	81,690	1,373,161
James Hardie Industries NV sponsored ADR (a)	98,775	3,502,562
QIAGEN NV (a)	184,700	4,220,395
TOTAL NETHERLANDS		15,212,075
Norway - 0.4%
Sevan Marine ASA (a)	1,145,000	1,657,808
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd.	154,418	$ 802,001
Philippines - 0.5%
Jollibee Food Corp.	1,551,100	2,039,087
Singapore - 2.8%
Allgreen Properties Ltd.	2,338,000	2,131,239
Keppel Land Ltd.	561,000	1,511,997
Singapore Exchange Ltd.	881,000	5,223,200
Wing Tai Holdings Ltd.	1,774,000	2,329,578
TOTAL SINGAPORE		11,196,014
South Africa - 2.9%
African Rainbow Minerals Ltd.	146,900	3,972,555
Blue Financial Services Ltd. (a)	1,500,239	71,087
Clicks Group Ltd.	656,791	2,752,005
JSE Ltd.	238,681	2,336,886
Mr. Price Group Ltd.	469,300	2,662,109
TOTAL SOUTH AFRICA		11,794,642
Spain - 1.5%
Banesto SA (Reg.)	79,800	817,763
Grifols SA (d)	44,032	557,511
Prosegur Compania de Seguridad SA (Reg.)	99,109	4,599,094
TOTAL SPAIN		5,974,368
Sweden - 1.0%
Intrum Justitia AB	198,800	2,348,023
Swedish Match Co. (d)	69,800	1,582,626
TOTAL SWEDEN		3,930,649
Switzerland - 2.2%
Actelion Ltd. (a)	17,655	716,075
Bank Sarasin & Co. Ltd. Series B (Reg.)	135,203	5,259,266
Sonova Holding AG Class B	23,903	2,963,237
TOTAL SWITZERLAND		8,938,578
Turkey - 2.5%
Albaraka Turk Katilim Bankasi AS	1,093,000	2,114,347
Anadolu Efes Biracilik ve Malt Sanyii AS	129,000	1,611,634
Asya Katilim Bankasi AS	1,257,000	3,343,444
Coca-Cola Icecek AS	226,000	2,231,462
Tupras-Turkiye Petrol Rafinerileri AS	37,800	844,203
TOTAL TURKEY		10,145,090
Common Stocks - continued
	Shares	Value
United Kingdom - 17.7%
AMEC PLC	116,995	$ 1,486,594
Babcock International Group PLC (d)	372,600	3,322,313
Begbies Traynor Group PLC	1,133,600	1,333,919
Bellway PLC	188,172	2,159,972
BlueBay Asset Management	160,913	918,029
Bovis Homes Group PLC (a)	375,152	2,433,710
Britvic PLC	293,500	2,150,825
Chloride Group PLC	459,843	2,105,409
Cobham PLC	430,400	1,744,423
Dechra Pharmaceuticals PLC	130,400	912,216
Derwent London PLC	96,900	2,135,105
Great Portland Estates PLC	551,689	2,640,569
H&T Group PLC	312,874	1,123,883
InterContinental Hotel Group PLC ADR (d)	178,500	3,139,815
Johnson Matthey PLC	114,389	3,041,770
Meggitt PLC	644,000	3,063,940
Mothercare PLC	278,701	2,443,892
Persimmon PLC (a)	215,763	1,565,063
Quintain Estates & Development PLC (a)	1,165,724	995,930
Rotork PLC	65,800	1,412,393
Serco Group PLC	520,107	4,991,265
Shaftesbury PLC	381,332	2,269,026
Spectris PLC	197,800	2,706,285
Spirax-Sarco Engineering PLC	198,630	4,672,207
SSL International PLC	478,467	6,268,020
St. Modwen Properties PLC (a)	337,200	890,199
Ted Baker PLC	252,300	2,019,068
Ultra Electronics Holdings PLC	96,769	2,284,438
Unite Group PLC (a)	1,003,270	3,349,477
Victrex PLC	126,282	1,941,339
TOTAL UNITED KINGDOM		71,521,094
United States of America - 9.3%
Advanced Energy Industries, Inc. (a)	183,419	2,699,928
Autoliv, Inc. (a)	80,600	4,412,850
Cymer, Inc. (a)	60,500	2,066,075
Dril-Quip, Inc. (a)	28,500	1,651,005
Evercore Partners, Inc. Class A	42,700	1,530,368
ION Geophysical Corp. (a)	356,889	2,144,903
Juniper Networks, Inc. (a)	77,700	2,207,457
Kansas City Southern (a)	81,100	3,288,605
Lam Research Corp. (a)	20,503	831,397
Common Stocks - continued
	Shares	Value
United States of America - continued
Martin Marietta Materials, Inc. (d)	17,200	$ 1,649,136
Mohawk Industries, Inc. (a)(d)	71,300	4,544,662
PriceSmart, Inc.	260,745	6,487,336
ResMed, Inc. (a)	40,900	2,798,787
Solutia, Inc. (a)	60,256	1,060,506
TOTAL UNITED STATES OF AMERICA		37,373,015
TOTAL COMMON STOCKS (Cost $307,999,456)		398,284,376
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.21% (b)	14,149,344	14,149,344
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	22,347,118	22,347,118
TOTAL MONEY MARKET FUNDS (Cost $36,496,462)		36,496,462
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $344,495,918)		434,780,838
NET OTHER ASSETS - (7.7)%		(31,146,179)
NET ASSETS - 100%		$ 403,634,659
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,885
Fidelity Securities Lending Cash Central Fund	137,213
Total	$ 142,098
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 88,385,408	$ 85,419,696	$ 2,965,712	$ -
United Kingdom	71,521,094	3,139,815	68,381,279	-
United States of America	37,373,015	37,373,015	-	-
Canada	20,862,924	20,862,924	-	-
Brazil	15,780,401	15,780,401	-	-
Netherlands	15,212,075	11,140,671	4,071,404	-
France	12,918,586	-	12,918,586	-
South Africa	11,794,642	11,794,642	-	-
Singapore	11,196,014	-	11,196,014	-
Germany	9,857,008	-	9,857,004	4
Other	103,383,209	21,962,535	81,420,674	-
Money Market Funds	36,496,462	36,496,462	-	-
Total Investments in Securities:	$ 434,780,838	$ 243,970,161	$ 190,810,673	$ 4
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $476,786,258 of which $146,419,794 and $330,366,464 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,455,065) - See accompanying schedule: Unaffiliated issuers (cost $307,999,456)	$ 398,284,376
Fidelity Central Funds (cost $36,496,462)	36,496,462
Total Investments (cost $344,495,918)		$ 434,780,838
Foreign currency held at value (cost $14,948)		14,948
Receivable for investments sold		3,165,526
Receivable for fund shares sold		1,232,820
Dividends receivable		1,492,119
Distributions receivable from Fidelity Central Funds		40,071
Prepaid expenses		565
Other receivables		26,505
Total assets		440,753,392

Liabilities
Payable for investments purchased	$ 13,806,772
Payable for fund shares redeemed	612,839
Accrued management fee	156,971
Distribution fees payable	18,993
Other affiliated payables	111,402
Other payables and accrued expenses	64,638
Collateral on securities loaned, at value	22,347,118
Total liabilities		37,118,733

Net Assets		$ 403,634,659
Net Assets consist of:
Paid in capital		$ 757,506,968
Undistributed net investment income		1,525,570
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(445,675,637)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,277,758
Net Assets		$ 403,634,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,984,557 ÷ 2,230,600 shares)	$ 8.96

Maximum offering price per share (100/94.25 of $8.96)	$ 9.51
Class T: Net Asset Value and redemption price per share ($11,434,444 ÷ 1,287,164 shares)	$ 8.88

Maximum offering price per share (100/96.50 of $8.88)	$ 9.20
Class B: Net Asset Value and offering price per share ($2,953,513 ÷ 337,990 shares)A	$ 8.74

Class C: Net Asset Value and offering price per share ($9,006,718 ÷ 1,032,110 shares)A	$ 8.73

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($358,398,928 ÷ 39,659,626 shares)	$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,856,499 ÷ 205,207 shares)	$ 9.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 3,542,030
Income from Fidelity Central Funds		142,098
		3,684,128
Less foreign taxes withheld		(253,472)
Total income		3,430,656

Expenses
Management fee Basic fee	$ 1,639,857
Performance adjustment	(851,633)
Transfer agent fees	596,848
Distribution fees	112,152
Accounting and security lending fees	101,215
Custodian fees and expenses	35,346
Independent trustees' compensation	1,048
Registration fees	33,177
Audit	39,603
Legal	1,071
Miscellaneous	2,995
Total expenses before reductions	1,711,679
Expense reductions	(34,107)	1,677,572
Net investment income (loss)		1,753,084
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,405,608
Foreign currency transactions	(94,532)
Total net realized gain (loss)		35,311,076
Change in net unrealized appreciation (depreciation) on: Investment securities	10,021,228
Assets and liabilities in foreign currencies	(22,058)
Total change in net unrealized appreciation (depreciation)		9,999,170
Net gain (loss)		45,310,246
Net increase (decrease) in net assets resulting from operations		$ 47,063,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,753,084	$ 3,774,364
Net realized gain (loss)	35,311,076	(316,364,225)
Change in net unrealized appreciation (depreciation)	9,999,170	391,843,877
Net increase (decrease) in net assets resulting from operations	47,063,330	79,254,016
Distributions to shareholders from net investment income	(3,861,178)	(140,700)
Distributions to shareholders from net realized gain	(4,067,493)	-
Total distributions	(7,928,671)	(140,700)
Share transactions - net increase (decrease)	(8,814,939)	(68,133,927)
Redemption fees	24,966	113,424
Total increase (decrease) in net assets	30,344,686	11,092,813

Net Assets
Beginning of period	373,289,973	362,197,160
End of period (including undistributed net investment income of $1,525,570 and undistributed net investment income of $3,633,664, respectively)	$ 403,634,659	$ 373,289,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.02	.02	- J	- J
Net realized and unrealized gain (loss)	1.02	1.77	(10.85)	4.76	3.74	.40
Total from investment operations	1.05	1.83	(10.83)	4.78	3.74	.40
Distributions from net investment income	(.07)	-	(.03)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- J	-
Total distributions	(.16)	-	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.96	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	13.19%	29.33%	(62.98)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	.94%	1.75%	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	1.10% A	.94%	1.66%	1.63%	1.63%	1.65% A
Expenses net of all reductions	1.08% A	.89%	1.62%	1.59%	1.51%	1.54% A
Net investment income (loss)	.72% A	1.00%	.13%	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,985	$ 18,883	$ 17,905	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.01	1.75	(10.78)	4.74	3.74	.38
Total from investment operations	1.03	1.80	(10.80)	4.72	3.71	.37
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.85)	-	-	-
Total distributions	(.15)	-	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.88	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	12.96%	29.03%	(63.08)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.20%	2.00%	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.36% A	1.20%	1.91%	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.34% A	1.15%	1.87%	1.81%	1.74%	1.78% A
Net investment income (loss)	.45% A	.74%	(.12)%	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,434	$ 11,915	$ 11,614	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	.99	1.73	(10.68)	4.70	3.74	.38
Total from investment operations	.99	1.75	(10.76)	4.59	3.64	.36
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.76)	-	-	-
Total distributions	(.12)	-	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.74	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	12.71%	28.59%	(63.32)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.69%	2.51%	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	1.85% A	1.69%	2.41%	2.40%	2.41%	2.40% A
Expenses net of all reductions	1.83% A	1.64%	2.38%	2.36%	2.30%	2.27% A
Net investment income (loss)	(.04)% A	.25%	(.62)%	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,954	$ 2,799	$ 2,687	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	.99	1.73	(10.66)	4.70	3.73	.38
Total from investment operations	.99	1.75	(10.74)	4.59	3.63	.36
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.78)	-	-	-
Total distributions	(.12)	-	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.73	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	12.73%	28.64%	(63.32)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.68%	2.51%	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	1.85% A	1.68%	2.41%	2.38%	2.38%	2.40% A
Expenses net of all reductions	1.83% A	1.63%	2.38%	2.34%	2.27%	2.29% A
Net investment income (loss)	(.03)% A	.26%	(.62)%	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,007	$ 8,543	$ 9,497	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08	.05	.07	.05	- I
Net realized and unrealized gain (loss)	1.04	1.78	(10.92)	4.78	3.75	.39
Total from investment operations	1.08	1.86	(10.87)	4.85	3.80	.39
Distributions from net investment income	(.09)	- I	(.06)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- I	-
Total distributions	(.18)	- I	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	.03	.01
Net asset value, end of period	$ 9.04	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	13.40%	29.68%	(62.91)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.68%	1.44%	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	.83% A	.68%	1.44%	1.30%	1.28%	1.40% A
Expenses net of all reductions	.82% A	.64%	1.40%	1.25%	1.16%	1.31% A
Net investment income (loss)	.98% A	1.25%	.36%	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,399	$ 329,128	$ 312,376	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 2, 2005 (commencement of operations) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08	.05	.08	.05	- I
Net realized and unrealized gain (loss)	1.03	1.79	(10.92)	4.78	3.74	.39
Total from investment operations	1.07	1.87	(10.87)	4.86	3.79	.39
Distributions from net investment income	(.07)	- I	(.07)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- I	-
Total distributions	(.16)	- I	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	.03	.01
Net asset value, end of period	$ 9.05	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	13.31%	29.87%	(62.95)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.68%	1.40%	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	.83% A	.68%	1.40%	1.29%	1.25%	1.40% A
Expenses net of all reductions	.82% A	.64%	1.37%	1.25%	1.14%	1.29% A
Net investment income (loss)	.98% A	1.25%	.39%	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856	$ 2,022	$ 8,117	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 2, 2005 (commencement of operations) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,639,045
Gross unrealized depreciation	(8,601,710)
Net unrealized appreciation (depreciation)	$ 87,037,335
Tax cost	$ 347,743,503

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,810,892 and $108,094,059, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 24,319	$ 452
Class T	.25%	.25%	28,732	307
Class B	.75%	.25%	14,574	10,967
Class C	.75%	.25%	44,527	4,624
			$ 112,152	$ 16,350

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,345
Class T	1,242
Class B*	4,184
Class C*	281
$ 10,052

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 31,401.32
Class T	19,289.34
Class B	4,730.32
Class C	14,399.32
International Small Cap Opportunities	524,112.31
Institutional Class	2,917.31
	$ 596,848

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $871 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $763 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $137,213.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,107 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 167,529	$ -
Class T	81,809	-
Class B	11,651	-
Class C	35,378	-
International Small Cap Opportunities	3,548,259	138,653
Institutional Class	16,552	2,047
Total	$ 3,861,178	$ 140,700
From net realized gain
Class A	$ 203,751	$ -
Class T	126,944	-
Class B	31,778	-
Class C	96,486	-
International Small Cap Opportunities	3,588,127	-
Institutional Class	20,407	-
Total	$ 4,067,493	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	349,063	560,746	$ 2,989,709	$ 3,588,317
Reinvestment of distributions	39,668	-	334,402	-
Shares redeemed	(497,264)	(1,093,254)	(4,236,818)	(6,722,964)
Net increase (decrease)	(108,533)	(532,508)	$ (912,707)	$ (3,134,647)
Class T
Shares sold	145,262	318,902	$ 1,253,378	$ 2,064,516
Reinvestment of distributions	24,207	-	202,613	-
Shares redeemed	(371,515)	(704,037)	(3,134,030)	(4,201,658)
Net increase (decrease)	(202,046)	(385,135)	$ (1,678,039)	$ (2,137,142)
Class B
Shares sold	24,179	50,745	$ 202,410	$ 317,874
Reinvestment of distributions	4,957	-	40,893	-
Shares redeemed	(46,857)	(133,859)	(392,781)	(788,113)
Net increase (decrease)	(17,721)	(83,114)	$ (149,478)	$ (470,239)
Class C
Shares sold	89,787	196,866	$ 751,746	$ 1,233,043
Reinvestment of distributions	13,874	-	114,325	-
Shares redeemed	(158,759)	(662,831)	(1,332,493)	(3,650,532)
Net increase (decrease)	(55,098)	(465,965)	$ (466,422)	$ (2,417,489)
International Small Cap Opportunities
Shares sold	5,795,588	7,245,986	$ 50,900,619	$ 48,782,866
Reinvestment of distributions	792,800	21,738	6,738,804	128,470
Shares redeemed	(7,337,449)	(16,613,794)	(62,884,651)	(102,979,613)
Net increase (decrease)	(749,061)	(9,346,070)	$ (5,245,228)	$ (54,068,277)
Institutional Class
Shares sold	38,264	256,950	$ 331,862	$ 1,455,739
Reinvestment of distributions	3,263	122	27,765	720
Shares redeemed	(84,719)	(1,302,675)	(722,692)	(7,362,592)
Net increase (decrease)	(43,192)	(1,045,603)	$ (363,065)	$ (5,906,133)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
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California

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851 East Hamilton Avenue
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2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ILS-USAN-0610
1.815077.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap Opportunities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.10%
Actual		$ 1,000.00	$ 1,131.90	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.36%
Actual		$ 1,000.00	$ 1,129.60	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.85%
Actual		$ 1,000.00	$ 1,127.10	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.85%
Actual		$ 1,000.00	$ 1,127.30	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
International Small Cap Opportunities	.83%
Actual		$ 1,000.00	$ 1,134.00	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,133.10	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 21.9%
United Kingdom 17.7%
United States of America 10.6%
Canada 5.2%
Brazil 3.9%
Netherlands 3.8%
France 3.2%
South Africa 2.9%
Singapore 2.8%
Other 28.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 20.1%
United Kingdom 16.0%
United States of America 13.1%
Canada 5.1%
Germany 4.0%
Brazil 4.0%
France 3.3%
South Africa 3.3%
Netherlands 2.9%
Other 28.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.7	98.3
Short-Term Investments and Net Other Assets	1.3	1.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.7	1.6
Azimut Holdings SpA (Italy, Capital Markets)	1.6	1.3
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.6	2.1
USS Co. Ltd. (Japan, Specialty Retail)	1.6	1.3
Petrobank Energy & Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.6	1.7
SSL International PLC (United Kingdom, Health Care Equipment & Supplies)	1.6	1.2
Nippon Thompson Co. Ltd. (Japan, Machinery)	1.4	1.0
Informa PLC (Bailiwick of Jersey, Media)	1.3	1.2
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.3	1.3
Bank Sarasin & Co. Ltd. Series B (Reg.) (Switzerland, Capital Markets)	1.3	1.5
	15.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	22.2
Industrials	20.2	19.0
Consumer Discretionary	17.6	16.4
Materials	10.6	10.2
Consumer Staples	8.0	7.1
Health Care	7.5	7.5
Information Technology	7.5	8.2
Energy	5.6	5.3
Utilities	0.5	0.7
Telecommunication Services	0.2	0.7

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 1.2%
MAp Group unit	1,366,074	$ 3,914,886
OZ Minerals Ltd. (a)	846,685	890,968
TOTAL AUSTRALIA		4,805,854
Austria - 0.7%
Andritz AG	45,800	2,804,542
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	1,414,356	1,574,886
Bailiwick of Jersey - 1.9%
Informa PLC	901,303	5,439,208
Randgold Resources Ltd. sponsored ADR	27,400	2,308,176
TOTAL BAILIWICK OF JERSEY		7,747,384
Belgium - 1.3%
Gimv NV	34,400	1,864,582
Umicore SA (d)	89,017	3,255,315
TOTAL BELGIUM		5,119,897
Bermuda - 2.6%
Aquarius Platinum Ltd. (Australia)	271,573	1,753,632
Credicorp Ltd. (NY Shares)	10,000	868,600
Great Eagle Holdings Ltd.	801,000	2,241,487
Northern Offshore Ltd. (a)	210,352	451,515
Ports Design Ltd.	815,500	1,996,910
Scorpion Offshore Ltd. (a)(d)	132,500	861,664
Seadrill Ltd.	34,398	866,555
Trinity Ltd.	1,984,000	1,392,977
TOTAL BERMUDA		10,433,340
Brazil - 3.9%
Banco ABC Brasil SA	598,300	4,306,645
BR Malls Participacoes SA (a)	91,500	1,160,367
Braskem SA Class A sponsored ADR (d)	279,400	3,981,450
Fibria Celulose SA sponsored ADR (a)(d)	87,936	1,745,530
Iguatemi Empresa de Shopping Centers SA	67,700	1,132,391
MRV Engenharia e Participacoes SA	240,200	1,682,001
Multiplan Empreendimentos Imobiliarios SA	51,300	895,562
Odontoprev SA	26,700	876,455
TOTAL BRAZIL		15,780,401
Canada - 5.2%
Agnico-Eagle Mines Ltd. (Canada)	21,600	1,369,502
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp. (a)	148,800	$ 2,284,275
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,690	2,534,590
Niko Resources Ltd.	45,100	4,941,827
Open Text Corp. (a)	37,500	1,587,901
Pan American Silver Corp.	34,800	921,504
Petrobank Energy & Resources Ltd. (a)	124,500	6,276,456
Quadra Mining Ltd. (a)	62,400	946,869
TOTAL CANADA		20,862,924
Cayman Islands - 0.9%
China Lilang Ltd. (a)	1,292,000	1,583,835
Vantage Drilling Co. (a)	575,331	1,035,596
Wynn Macau Ltd. (d)	698,800	1,096,831
TOTAL CAYMAN ISLANDS		3,716,262
China - 0.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	955,000	666,532
China Hongxing Sports Ltd.	3,764,000	378,594
China Nepstar Chain Drugstore Ltd. ADR (d)	326,300	2,150,317
TOTAL CHINA		3,195,443
Denmark - 0.4%
William Demant Holding AS (a)	22,900	1,562,051
Finland - 2.6%
Metso Corp.	62,000	2,391,936
Nokian Tyres PLC (d)	140,100	3,293,592
Outotec OYJ	129,000	4,821,549
TOTAL FINLAND		10,507,077
France - 3.2%
Audika SA	111,025	3,884,070
Laurent-Perrier Group	24,263	2,259,992
Remy Cointreau SA	41,516	2,245,348
Saft Groupe SA	95,796	3,480,199
Virbac SA	9,500	1,048,977
TOTAL FRANCE		12,918,586
Germany - 2.4%
Aixtron AG	70,700	2,230,364
alstria office REIT-AG	81,178	914,227
Bilfinger Berger AG	38,604	2,558,937
Colonia Real Estate AG (a)(d)	282,269	1,608,157
Common Stocks - continued
	Shares	Value
Germany - continued
Colonia Real Estate AG rights 5/5/10 (a)(e)	268,101	$ 4
Software AG (Bearer)	22,227	2,545,319
TOTAL GERMANY		9,857,008
Greece - 0.5%
Terna Energy SA	356,251	1,976,003
India - 0.2%
Jyothy Laboratories Ltd.	181,876	696,201
Israel - 0.2%
Partner Communications Co. Ltd. ADR	41,958	824,055
Italy - 2.0%
Azimut Holdings SpA	582,664	6,566,560
Interpump Group SpA (a)	335,275	1,683,999
TOTAL ITALY		8,250,559
Japan - 21.9%
Aozora Bank Ltd. (a)	1,048,000	1,506,228
Asahi Co. Ltd.	55,000	843,767
Autobacs Seven Co. Ltd.	109,800	3,875,088
Daikoku Denki Co. Ltd.	122,600	2,174,509
Daikokutenbussan Co. Ltd.	87,500	2,569,201
FCC Co. Ltd.	92,100	1,913,970
Fukuoka (REIT) Investment Fund	333	2,130,661
GCA Savvian Group Corp. (a)	1,462	1,992,292
Glory Ltd.	49,900	1,279,242
Goldcrest Co. Ltd.	39,250	1,074,747
Gunma Bank Ltd.	335,000	1,811,775
Japan Steel Works Ltd.	184,000	2,015,432
Kamigumi Co. Ltd.	212,000	1,758,203
Kobayashi Pharmaceutical Co. Ltd.	132,300	5,338,199
Kyoto Kimono Yuzen Co. Ltd.	96,800	901,735
Meiko Network Japan Co. Ltd.	120,500	844,129
Miraial Co. Ltd.	27,300	863,497
MS&AD Insurance Group Holdings, Inc. (a)	33,060	950,280
Nabtesco Corp.	161,000	2,039,710
Nachi-Fujikoshi Corp.	660,000	2,002,555
Nagaileben Co. Ltd.	42,900	972,820
Nihon Parkerizing Co. Ltd.	140,000	2,003,194
Nippon Seiki Co. Ltd.	221,000	2,437,517
Nippon Thompson Co. Ltd.	819,000	5,606,484
Nitto Kohki Co. Ltd.	40,000	864,899
Obic Co. Ltd.	11,680	2,348,932
Common Stocks - continued
	Shares	Value
Japan - continued
Osaka Securities Exchange Co. Ltd.	1,308	$ 6,753,746
OSG Corp.	167,300	1,989,504
SAZABY, Inc.	47,000	845,630
SHO-BOND Holdings Co. Ltd.	119,500	2,316,720
Shoei Co. Ltd.	49,400	518,035
The Daishi Bank Ltd., Niigata	323,000	1,093,516
The Nippon Synthetic Chemical Industry Co. Ltd. (d)	158,000	1,118,599
THK Co. Ltd.	100,100	2,200,644
Toho Holdings Co. Ltd.	119,500	1,913,425
Toridoll Corp.	479	957,694
Tsumura & Co.	64,700	1,894,230
Tsutsumi Jewelry Co. Ltd.	45,400	1,064,312
Unicharm Petcare Corp.	66,500	2,215,959
USS Co. Ltd.	94,220	6,449,852
Yamatake Corp.	57,200	1,425,585
Yamato Kogyo Co. Ltd.	109,900	3,508,891
TOTAL JAPAN		88,385,408
Korea (South) - 0.8%
NCsoft Corp.	6,672	991,828
NHN Corp. (a)	12,761	2,127,252
TOTAL KOREA (SOUTH)		3,119,080
Luxembourg - 0.2%
GlobeOp Financial Services SA	223,700	936,420
L'Occitane Ltd.	18,000	34,960
TOTAL LUXEMBOURG		971,380
Mexico - 0.6%
Cemex SA de CV sponsored ADR	73,643	874,879
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	59,300	1,716,735
TOTAL MEXICO		2,591,614
Netherlands - 3.8%
Aalberts Industries NV	165,600	2,698,243
ASM International NV (NASDAQ) (a)	131,400	3,417,714
Heijmans NV unit (a)	81,690	1,373,161
James Hardie Industries NV sponsored ADR (a)	98,775	3,502,562
QIAGEN NV (a)	184,700	4,220,395
TOTAL NETHERLANDS		15,212,075
Norway - 0.4%
Sevan Marine ASA (a)	1,145,000	1,657,808
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd.	154,418	$ 802,001
Philippines - 0.5%
Jollibee Food Corp.	1,551,100	2,039,087
Singapore - 2.8%
Allgreen Properties Ltd.	2,338,000	2,131,239
Keppel Land Ltd.	561,000	1,511,997
Singapore Exchange Ltd.	881,000	5,223,200
Wing Tai Holdings Ltd.	1,774,000	2,329,578
TOTAL SINGAPORE		11,196,014
South Africa - 2.9%
African Rainbow Minerals Ltd.	146,900	3,972,555
Blue Financial Services Ltd. (a)	1,500,239	71,087
Clicks Group Ltd.	656,791	2,752,005
JSE Ltd.	238,681	2,336,886
Mr. Price Group Ltd.	469,300	2,662,109
TOTAL SOUTH AFRICA		11,794,642
Spain - 1.5%
Banesto SA (Reg.)	79,800	817,763
Grifols SA (d)	44,032	557,511
Prosegur Compania de Seguridad SA (Reg.)	99,109	4,599,094
TOTAL SPAIN		5,974,368
Sweden - 1.0%
Intrum Justitia AB	198,800	2,348,023
Swedish Match Co. (d)	69,800	1,582,626
TOTAL SWEDEN		3,930,649
Switzerland - 2.2%
Actelion Ltd. (a)	17,655	716,075
Bank Sarasin & Co. Ltd. Series B (Reg.)	135,203	5,259,266
Sonova Holding AG Class B	23,903	2,963,237
TOTAL SWITZERLAND		8,938,578
Turkey - 2.5%
Albaraka Turk Katilim Bankasi AS	1,093,000	2,114,347
Anadolu Efes Biracilik ve Malt Sanyii AS	129,000	1,611,634
Asya Katilim Bankasi AS	1,257,000	3,343,444
Coca-Cola Icecek AS	226,000	2,231,462
Tupras-Turkiye Petrol Rafinerileri AS	37,800	844,203
TOTAL TURKEY		10,145,090
Common Stocks - continued
	Shares	Value
United Kingdom - 17.7%
AMEC PLC	116,995	$ 1,486,594
Babcock International Group PLC (d)	372,600	3,322,313
Begbies Traynor Group PLC	1,133,600	1,333,919
Bellway PLC	188,172	2,159,972
BlueBay Asset Management	160,913	918,029
Bovis Homes Group PLC (a)	375,152	2,433,710
Britvic PLC	293,500	2,150,825
Chloride Group PLC	459,843	2,105,409
Cobham PLC	430,400	1,744,423
Dechra Pharmaceuticals PLC	130,400	912,216
Derwent London PLC	96,900	2,135,105
Great Portland Estates PLC	551,689	2,640,569
H&T Group PLC	312,874	1,123,883
InterContinental Hotel Group PLC ADR (d)	178,500	3,139,815
Johnson Matthey PLC	114,389	3,041,770
Meggitt PLC	644,000	3,063,940
Mothercare PLC	278,701	2,443,892
Persimmon PLC (a)	215,763	1,565,063
Quintain Estates & Development PLC (a)	1,165,724	995,930
Rotork PLC	65,800	1,412,393
Serco Group PLC	520,107	4,991,265
Shaftesbury PLC	381,332	2,269,026
Spectris PLC	197,800	2,706,285
Spirax-Sarco Engineering PLC	198,630	4,672,207
SSL International PLC	478,467	6,268,020
St. Modwen Properties PLC (a)	337,200	890,199
Ted Baker PLC	252,300	2,019,068
Ultra Electronics Holdings PLC	96,769	2,284,438
Unite Group PLC (a)	1,003,270	3,349,477
Victrex PLC	126,282	1,941,339
TOTAL UNITED KINGDOM		71,521,094
United States of America - 9.3%
Advanced Energy Industries, Inc. (a)	183,419	2,699,928
Autoliv, Inc. (a)	80,600	4,412,850
Cymer, Inc. (a)	60,500	2,066,075
Dril-Quip, Inc. (a)	28,500	1,651,005
Evercore Partners, Inc. Class A	42,700	1,530,368
ION Geophysical Corp. (a)	356,889	2,144,903
Juniper Networks, Inc. (a)	77,700	2,207,457
Kansas City Southern (a)	81,100	3,288,605
Lam Research Corp. (a)	20,503	831,397
Common Stocks - continued
	Shares	Value
United States of America - continued
Martin Marietta Materials, Inc. (d)	17,200	$ 1,649,136
Mohawk Industries, Inc. (a)(d)	71,300	4,544,662
PriceSmart, Inc.	260,745	6,487,336
ResMed, Inc. (a)	40,900	2,798,787
Solutia, Inc. (a)	60,256	1,060,506
TOTAL UNITED STATES OF AMERICA		37,373,015
TOTAL COMMON STOCKS (Cost $307,999,456)		398,284,376
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.21% (b)	14,149,344	14,149,344
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	22,347,118	22,347,118
TOTAL MONEY MARKET FUNDS (Cost $36,496,462)		36,496,462
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $344,495,918)		434,780,838
NET OTHER ASSETS - (7.7)%		(31,146,179)
NET ASSETS - 100%		$ 403,634,659
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,885
Fidelity Securities Lending Cash Central Fund	137,213
Total	$ 142,098
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 88,385,408	$ 85,419,696	$ 2,965,712	$ -
United Kingdom	71,521,094	3,139,815	68,381,279	-
United States of America	37,373,015	37,373,015	-	-
Canada	20,862,924	20,862,924	-	-
Brazil	15,780,401	15,780,401	-	-
Netherlands	15,212,075	11,140,671	4,071,404	-
France	12,918,586	-	12,918,586	-
South Africa	11,794,642	11,794,642	-	-
Singapore	11,196,014	-	11,196,014	-
Germany	9,857,008	-	9,857,004	4
Other	103,383,209	21,962,535	81,420,674	-
Money Market Funds	36,496,462	36,496,462	-	-
Total Investments in Securities:	$ 434,780,838	$ 243,970,161	$ 190,810,673	$ 4
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $476,786,258 of which $146,419,794 and $330,366,464 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,455,065) - See accompanying schedule: Unaffiliated issuers (cost $307,999,456)	$ 398,284,376
Fidelity Central Funds (cost $36,496,462)	36,496,462
Total Investments (cost $344,495,918)		$ 434,780,838
Foreign currency held at value (cost $14,948)		14,948
Receivable for investments sold		3,165,526
Receivable for fund shares sold		1,232,820
Dividends receivable		1,492,119
Distributions receivable from Fidelity Central Funds		40,071
Prepaid expenses		565
Other receivables		26,505
Total assets		440,753,392

Liabilities
Payable for investments purchased	$ 13,806,772
Payable for fund shares redeemed	612,839
Accrued management fee	156,971
Distribution fees payable	18,993
Other affiliated payables	111,402
Other payables and accrued expenses	64,638
Collateral on securities loaned, at value	22,347,118
Total liabilities		37,118,733

Net Assets		$ 403,634,659
Net Assets consist of:
Paid in capital		$ 757,506,968
Undistributed net investment income		1,525,570
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(445,675,637)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,277,758
Net Assets		$ 403,634,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,984,557 ÷ 2,230,600 shares)	$ 8.96

Maximum offering price per share (100/94.25 of $8.96)	$ 9.51
Class T: Net Asset Value and redemption price per share ($11,434,444 ÷ 1,287,164 shares)	$ 8.88

Maximum offering price per share (100/96.50 of $8.88)	$ 9.20
Class B: Net Asset Value and offering price per share ($2,953,513 ÷ 337,990 shares)A	$ 8.74

Class C: Net Asset Value and offering price per share ($9,006,718 ÷ 1,032,110 shares)A	$ 8.73

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($358,398,928 ÷ 39,659,626 shares)	$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,856,499 ÷ 205,207 shares)	$ 9.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 3,542,030
Income from Fidelity Central Funds		142,098
		3,684,128
Less foreign taxes withheld		(253,472)
Total income		3,430,656

Expenses
Management fee Basic fee	$ 1,639,857
Performance adjustment	(851,633)
Transfer agent fees	596,848
Distribution fees	112,152
Accounting and security lending fees	101,215
Custodian fees and expenses	35,346
Independent trustees' compensation	1,048
Registration fees	33,177
Audit	39,603
Legal	1,071
Miscellaneous	2,995
Total expenses before reductions	1,711,679
Expense reductions	(34,107)	1,677,572
Net investment income (loss)		1,753,084
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,405,608
Foreign currency transactions	(94,532)
Total net realized gain (loss)		35,311,076
Change in net unrealized appreciation (depreciation) on: Investment securities	10,021,228
Assets and liabilities in foreign currencies	(22,058)
Total change in net unrealized appreciation (depreciation)		9,999,170
Net gain (loss)		45,310,246
Net increase (decrease) in net assets resulting from operations		$ 47,063,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,753,084	$ 3,774,364
Net realized gain (loss)	35,311,076	(316,364,225)
Change in net unrealized appreciation (depreciation)	9,999,170	391,843,877
Net increase (decrease) in net assets resulting from operations	47,063,330	79,254,016
Distributions to shareholders from net investment income	(3,861,178)	(140,700)
Distributions to shareholders from net realized gain	(4,067,493)	-
Total distributions	(7,928,671)	(140,700)
Share transactions - net increase (decrease)	(8,814,939)	(68,133,927)
Redemption fees	24,966	113,424
Total increase (decrease) in net assets	30,344,686	11,092,813

Net Assets
Beginning of period	373,289,973	362,197,160
End of period (including undistributed net investment income of $1,525,570 and undistributed net investment income of $3,633,664, respectively)	$ 403,634,659	$ 373,289,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.02	.02	- J	- J
Net realized and unrealized gain (loss)	1.02	1.77	(10.85)	4.76	3.74	.40
Total from investment operations	1.05	1.83	(10.83)	4.78	3.74	.40
Distributions from net investment income	(.07)	-	(.03)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- J	-
Total distributions	(.16)	-	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.96	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	13.19%	29.33%	(62.98)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	.94%	1.75%	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	1.10% A	.94%	1.66%	1.63%	1.63%	1.65% A
Expenses net of all reductions	1.08% A	.89%	1.62%	1.59%	1.51%	1.54% A
Net investment income (loss)	.72% A	1.00%	.13%	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,985	$ 18,883	$ 17,905	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.01	1.75	(10.78)	4.74	3.74	.38
Total from investment operations	1.03	1.80	(10.80)	4.72	3.71	.37
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.85)	-	-	-
Total distributions	(.15)	-	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.88	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	12.96%	29.03%	(63.08)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.20%	2.00%	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.36% A	1.20%	1.91%	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.34% A	1.15%	1.87%	1.81%	1.74%	1.78% A
Net investment income (loss)	.45% A	.74%	(.12)%	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,434	$ 11,915	$ 11,614	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	.99	1.73	(10.68)	4.70	3.74	.38
Total from investment operations	.99	1.75	(10.76)	4.59	3.64	.36
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.76)	-	-	-
Total distributions	(.12)	-	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.74	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	12.71%	28.59%	(63.32)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.69%	2.51%	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	1.85% A	1.69%	2.41%	2.40%	2.41%	2.40% A
Expenses net of all reductions	1.83% A	1.64%	2.38%	2.36%	2.30%	2.27% A
Net investment income (loss)	(.04)% A	.25%	(.62)%	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,954	$ 2,799	$ 2,687	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	.99	1.73	(10.66)	4.70	3.73	.38
Total from investment operations	.99	1.75	(10.74)	4.59	3.63	.36
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.78)	-	-	-
Total distributions	(.12)	-	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.73	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	12.73%	28.64%	(63.32)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.68%	2.51%	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	1.85% A	1.68%	2.41%	2.38%	2.38%	2.40% A
Expenses net of all reductions	1.83% A	1.63%	2.38%	2.34%	2.27%	2.29% A
Net investment income (loss)	(.03)% A	.26%	(.62)%	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,007	$ 8,543	$ 9,497	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08	.05	.07	.05	- I
Net realized and unrealized gain (loss)	1.04	1.78	(10.92)	4.78	3.75	.39
Total from investment operations	1.08	1.86	(10.87)	4.85	3.80	.39
Distributions from net investment income	(.09)	- I	(.06)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- I	-
Total distributions	(.18)	- I	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	.03	.01
Net asset value, end of period	$ 9.04	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	13.40%	29.68%	(62.91)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.68%	1.44%	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	.83% A	.68%	1.44%	1.30%	1.28%	1.40% A
Expenses net of all reductions	.82% A	.64%	1.40%	1.25%	1.16%	1.31% A
Net investment income (loss)	.98% A	1.25%	.36%	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,399	$ 329,128	$ 312,376	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 2, 2005 (commencement of operations) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08	.05	.08	.05	- I
Net realized and unrealized gain (loss)	1.03	1.79	(10.92)	4.78	3.74	.39
Total from investment operations	1.07	1.87	(10.87)	4.86	3.79	.39
Distributions from net investment income	(.07)	- I	(.07)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- I	-
Total distributions	(.16)	- I	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	.03	.01
Net asset value, end of period	$ 9.05	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	13.31%	29.87%	(62.95)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.68%	1.40%	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	.83% A	.68%	1.40%	1.29%	1.25%	1.40% A
Expenses net of all reductions	.82% A	.64%	1.37%	1.25%	1.14%	1.29% A
Net investment income (loss)	.98% A	1.25%	.39%	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856	$ 2,022	$ 8,117	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 2, 2005 (commencement of operations) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,639,045
Gross unrealized depreciation	(8,601,710)
Net unrealized appreciation (depreciation)	$ 87,037,335
Tax cost	$ 347,743,503

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,810,892 and $108,094,059, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 24,319	$ 452
Class T	.25%	.25%	28,732	307
Class B	.75%	.25%	14,574	10,967
Class C	.75%	.25%	44,527	4,624
			$ 112,152	$ 16,350

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,345
Class T	1,242
Class B*	4,184
Class C*	281
$ 10,052

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 31,401.32
Class T	19,289.34
Class B	4,730.32
Class C	14,399.32
International Small Cap Opportunities	524,112.31
Institutional Class	2,917.31
	$ 596,848

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $871 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $763 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $137,213.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,107 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 167,529	$ -
Class T	81,809	-
Class B	11,651	-
Class C	35,378	-
International Small Cap Opportunities	3,548,259	138,653
Institutional Class	16,552	2,047
Total	$ 3,861,178	$ 140,700
From net realized gain
Class A	$ 203,751	$ -
Class T	126,944	-
Class B	31,778	-
Class C	96,486	-
International Small Cap Opportunities	3,588,127	-
Institutional Class	20,407	-
Total	$ 4,067,493	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	349,063	560,746	$ 2,989,709	$ 3,588,317
Reinvestment of distributions	39,668	-	334,402	-
Shares redeemed	(497,264)	(1,093,254)	(4,236,818)	(6,722,964)
Net increase (decrease)	(108,533)	(532,508)	$ (912,707)	$ (3,134,647)
Class T
Shares sold	145,262	318,902	$ 1,253,378	$ 2,064,516
Reinvestment of distributions	24,207	-	202,613	-
Shares redeemed	(371,515)	(704,037)	(3,134,030)	(4,201,658)
Net increase (decrease)	(202,046)	(385,135)	$ (1,678,039)	$ (2,137,142)
Class B
Shares sold	24,179	50,745	$ 202,410	$ 317,874
Reinvestment of distributions	4,957	-	40,893	-
Shares redeemed	(46,857)	(133,859)	(392,781)	(788,113)
Net increase (decrease)	(17,721)	(83,114)	$ (149,478)	$ (470,239)
Class C
Shares sold	89,787	196,866	$ 751,746	$ 1,233,043
Reinvestment of distributions	13,874	-	114,325	-
Shares redeemed	(158,759)	(662,831)	(1,332,493)	(3,650,532)
Net increase (decrease)	(55,098)	(465,965)	$ (466,422)	$ (2,417,489)
International Small Cap Opportunities
Shares sold	5,795,588	7,245,986	$ 50,900,619	$ 48,782,866
Reinvestment of distributions	792,800	21,738	6,738,804	128,470
Shares redeemed	(7,337,449)	(16,613,794)	(62,884,651)	(102,979,613)
Net increase (decrease)	(749,061)	(9,346,070)	$ (5,245,228)	$ (54,068,277)
Institutional Class
Shares sold	38,264	256,950	$ 331,862	$ 1,455,739
Reinvestment of distributions	3,263	122	27,765	720
Shares redeemed	(84,719)	(1,302,675)	(722,692)	(7,362,592)
Net increase (decrease)	(43,192)	(1,045,603)	$ (363,065)	$ (5,906,133)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AILS-USAN-0610
1.815093.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap Opportunities
Fund - Institutional Class

Semiannual Report

April 30, 2010

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.10%
Actual		$ 1,000.00	$ 1,131.90	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.36%
Actual		$ 1,000.00	$ 1,129.60	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.85%
Actual		$ 1,000.00	$ 1,127.10	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.85%
Actual		$ 1,000.00	$ 1,127.30	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
International Small Cap Opportunities	.83%
Actual		$ 1,000.00	$ 1,134.00	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,133.10	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 21.9%
United Kingdom 17.7%
United States of America 10.6%
Canada 5.2%
Brazil 3.9%
Netherlands 3.8%
France 3.2%
South Africa 2.9%
Singapore 2.8%
Other 28.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 20.1%
United Kingdom 16.0%
United States of America 13.1%
Canada 5.1%
Germany 4.0%
Brazil 4.0%
France 3.3%
South Africa 3.3%
Netherlands 2.9%
Other 28.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.7	98.3
Short-Term Investments and Net Other Assets	1.3	1.7
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.7	1.6
Azimut Holdings SpA (Italy, Capital Markets)	1.6	1.3
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.6	2.1
USS Co. Ltd. (Japan, Specialty Retail)	1.6	1.3
Petrobank Energy & Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.6	1.7
SSL International PLC (United Kingdom, Health Care Equipment & Supplies)	1.6	1.2
Nippon Thompson Co. Ltd. (Japan, Machinery)	1.4	1.0
Informa PLC (Bailiwick of Jersey, Media)	1.3	1.2
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.3	1.3
Bank Sarasin & Co. Ltd. Series B (Reg.) (Switzerland, Capital Markets)	1.3	1.5
	15.0
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	22.2
Industrials	20.2	19.0
Consumer Discretionary	17.6	16.4
Materials	10.6	10.2
Consumer Staples	8.0	7.1
Health Care	7.5	7.5
Information Technology	7.5	8.2
Energy	5.6	5.3
Utilities	0.5	0.7
Telecommunication Services	0.2	0.7

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 1.2%
MAp Group unit	1,366,074	$ 3,914,886
OZ Minerals Ltd. (a)	846,685	890,968
TOTAL AUSTRALIA		4,805,854
Austria - 0.7%
Andritz AG	45,800	2,804,542
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	1,414,356	1,574,886
Bailiwick of Jersey - 1.9%
Informa PLC	901,303	5,439,208
Randgold Resources Ltd. sponsored ADR	27,400	2,308,176
TOTAL BAILIWICK OF JERSEY		7,747,384
Belgium - 1.3%
Gimv NV	34,400	1,864,582
Umicore SA (d)	89,017	3,255,315
TOTAL BELGIUM		5,119,897
Bermuda - 2.6%
Aquarius Platinum Ltd. (Australia)	271,573	1,753,632
Credicorp Ltd. (NY Shares)	10,000	868,600
Great Eagle Holdings Ltd.	801,000	2,241,487
Northern Offshore Ltd. (a)	210,352	451,515
Ports Design Ltd.	815,500	1,996,910
Scorpion Offshore Ltd. (a)(d)	132,500	861,664
Seadrill Ltd.	34,398	866,555
Trinity Ltd.	1,984,000	1,392,977
TOTAL BERMUDA		10,433,340
Brazil - 3.9%
Banco ABC Brasil SA	598,300	4,306,645
BR Malls Participacoes SA (a)	91,500	1,160,367
Braskem SA Class A sponsored ADR (d)	279,400	3,981,450
Fibria Celulose SA sponsored ADR (a)(d)	87,936	1,745,530
Iguatemi Empresa de Shopping Centers SA	67,700	1,132,391
MRV Engenharia e Participacoes SA	240,200	1,682,001
Multiplan Empreendimentos Imobiliarios SA	51,300	895,562
Odontoprev SA	26,700	876,455
TOTAL BRAZIL		15,780,401
Canada - 5.2%
Agnico-Eagle Mines Ltd. (Canada)	21,600	1,369,502
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp. (a)	148,800	$ 2,284,275
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,690	2,534,590
Niko Resources Ltd.	45,100	4,941,827
Open Text Corp. (a)	37,500	1,587,901
Pan American Silver Corp.	34,800	921,504
Petrobank Energy & Resources Ltd. (a)	124,500	6,276,456
Quadra Mining Ltd. (a)	62,400	946,869
TOTAL CANADA		20,862,924
Cayman Islands - 0.9%
China Lilang Ltd. (a)	1,292,000	1,583,835
Vantage Drilling Co. (a)	575,331	1,035,596
Wynn Macau Ltd. (d)	698,800	1,096,831
TOTAL CAYMAN ISLANDS		3,716,262
China - 0.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	955,000	666,532
China Hongxing Sports Ltd.	3,764,000	378,594
China Nepstar Chain Drugstore Ltd. ADR (d)	326,300	2,150,317
TOTAL CHINA		3,195,443
Denmark - 0.4%
William Demant Holding AS (a)	22,900	1,562,051
Finland - 2.6%
Metso Corp.	62,000	2,391,936
Nokian Tyres PLC (d)	140,100	3,293,592
Outotec OYJ	129,000	4,821,549
TOTAL FINLAND		10,507,077
France - 3.2%
Audika SA	111,025	3,884,070
Laurent-Perrier Group	24,263	2,259,992
Remy Cointreau SA	41,516	2,245,348
Saft Groupe SA	95,796	3,480,199
Virbac SA	9,500	1,048,977
TOTAL FRANCE		12,918,586
Germany - 2.4%
Aixtron AG	70,700	2,230,364
alstria office REIT-AG	81,178	914,227
Bilfinger Berger AG	38,604	2,558,937
Colonia Real Estate AG (a)(d)	282,269	1,608,157
Common Stocks - continued
	Shares	Value
Germany - continued
Colonia Real Estate AG rights 5/5/10 (a)(e)	268,101	$ 4
Software AG (Bearer)	22,227	2,545,319
TOTAL GERMANY		9,857,008
Greece - 0.5%
Terna Energy SA	356,251	1,976,003
India - 0.2%
Jyothy Laboratories Ltd.	181,876	696,201
Israel - 0.2%
Partner Communications Co. Ltd. ADR	41,958	824,055
Italy - 2.0%
Azimut Holdings SpA	582,664	6,566,560
Interpump Group SpA (a)	335,275	1,683,999
TOTAL ITALY		8,250,559
Japan - 21.9%
Aozora Bank Ltd. (a)	1,048,000	1,506,228
Asahi Co. Ltd.	55,000	843,767
Autobacs Seven Co. Ltd.	109,800	3,875,088
Daikoku Denki Co. Ltd.	122,600	2,174,509
Daikokutenbussan Co. Ltd.	87,500	2,569,201
FCC Co. Ltd.	92,100	1,913,970
Fukuoka (REIT) Investment Fund	333	2,130,661
GCA Savvian Group Corp. (a)	1,462	1,992,292
Glory Ltd.	49,900	1,279,242
Goldcrest Co. Ltd.	39,250	1,074,747
Gunma Bank Ltd.	335,000	1,811,775
Japan Steel Works Ltd.	184,000	2,015,432
Kamigumi Co. Ltd.	212,000	1,758,203
Kobayashi Pharmaceutical Co. Ltd.	132,300	5,338,199
Kyoto Kimono Yuzen Co. Ltd.	96,800	901,735
Meiko Network Japan Co. Ltd.	120,500	844,129
Miraial Co. Ltd.	27,300	863,497
MS&AD Insurance Group Holdings, Inc. (a)	33,060	950,280
Nabtesco Corp.	161,000	2,039,710
Nachi-Fujikoshi Corp.	660,000	2,002,555
Nagaileben Co. Ltd.	42,900	972,820
Nihon Parkerizing Co. Ltd.	140,000	2,003,194
Nippon Seiki Co. Ltd.	221,000	2,437,517
Nippon Thompson Co. Ltd.	819,000	5,606,484
Nitto Kohki Co. Ltd.	40,000	864,899
Obic Co. Ltd.	11,680	2,348,932
Common Stocks - continued
	Shares	Value
Japan - continued
Osaka Securities Exchange Co. Ltd.	1,308	$ 6,753,746
OSG Corp.	167,300	1,989,504
SAZABY, Inc.	47,000	845,630
SHO-BOND Holdings Co. Ltd.	119,500	2,316,720
Shoei Co. Ltd.	49,400	518,035
The Daishi Bank Ltd., Niigata	323,000	1,093,516
The Nippon Synthetic Chemical Industry Co. Ltd. (d)	158,000	1,118,599
THK Co. Ltd.	100,100	2,200,644
Toho Holdings Co. Ltd.	119,500	1,913,425
Toridoll Corp.	479	957,694
Tsumura & Co.	64,700	1,894,230
Tsutsumi Jewelry Co. Ltd.	45,400	1,064,312
Unicharm Petcare Corp.	66,500	2,215,959
USS Co. Ltd.	94,220	6,449,852
Yamatake Corp.	57,200	1,425,585
Yamato Kogyo Co. Ltd.	109,900	3,508,891
TOTAL JAPAN		88,385,408
Korea (South) - 0.8%
NCsoft Corp.	6,672	991,828
NHN Corp. (a)	12,761	2,127,252
TOTAL KOREA (SOUTH)		3,119,080
Luxembourg - 0.2%
GlobeOp Financial Services SA	223,700	936,420
L'Occitane Ltd.	18,000	34,960
TOTAL LUXEMBOURG		971,380
Mexico - 0.6%
Cemex SA de CV sponsored ADR	73,643	874,879
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	59,300	1,716,735
TOTAL MEXICO		2,591,614
Netherlands - 3.8%
Aalberts Industries NV	165,600	2,698,243
ASM International NV (NASDAQ) (a)	131,400	3,417,714
Heijmans NV unit (a)	81,690	1,373,161
James Hardie Industries NV sponsored ADR (a)	98,775	3,502,562
QIAGEN NV (a)	184,700	4,220,395
TOTAL NETHERLANDS		15,212,075
Norway - 0.4%
Sevan Marine ASA (a)	1,145,000	1,657,808
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd.	154,418	$ 802,001
Philippines - 0.5%
Jollibee Food Corp.	1,551,100	2,039,087
Singapore - 2.8%
Allgreen Properties Ltd.	2,338,000	2,131,239
Keppel Land Ltd.	561,000	1,511,997
Singapore Exchange Ltd.	881,000	5,223,200
Wing Tai Holdings Ltd.	1,774,000	2,329,578
TOTAL SINGAPORE		11,196,014
South Africa - 2.9%
African Rainbow Minerals Ltd.	146,900	3,972,555
Blue Financial Services Ltd. (a)	1,500,239	71,087
Clicks Group Ltd.	656,791	2,752,005
JSE Ltd.	238,681	2,336,886
Mr. Price Group Ltd.	469,300	2,662,109
TOTAL SOUTH AFRICA		11,794,642
Spain - 1.5%
Banesto SA (Reg.)	79,800	817,763
Grifols SA (d)	44,032	557,511
Prosegur Compania de Seguridad SA (Reg.)	99,109	4,599,094
TOTAL SPAIN		5,974,368
Sweden - 1.0%
Intrum Justitia AB	198,800	2,348,023
Swedish Match Co. (d)	69,800	1,582,626
TOTAL SWEDEN		3,930,649
Switzerland - 2.2%
Actelion Ltd. (a)	17,655	716,075
Bank Sarasin & Co. Ltd. Series B (Reg.)	135,203	5,259,266
Sonova Holding AG Class B	23,903	2,963,237
TOTAL SWITZERLAND		8,938,578
Turkey - 2.5%
Albaraka Turk Katilim Bankasi AS	1,093,000	2,114,347
Anadolu Efes Biracilik ve Malt Sanyii AS	129,000	1,611,634
Asya Katilim Bankasi AS	1,257,000	3,343,444
Coca-Cola Icecek AS	226,000	2,231,462
Tupras-Turkiye Petrol Rafinerileri AS	37,800	844,203
TOTAL TURKEY		10,145,090
Common Stocks - continued
	Shares	Value
United Kingdom - 17.7%
AMEC PLC	116,995	$ 1,486,594
Babcock International Group PLC (d)	372,600	3,322,313
Begbies Traynor Group PLC	1,133,600	1,333,919
Bellway PLC	188,172	2,159,972
BlueBay Asset Management	160,913	918,029
Bovis Homes Group PLC (a)	375,152	2,433,710
Britvic PLC	293,500	2,150,825
Chloride Group PLC	459,843	2,105,409
Cobham PLC	430,400	1,744,423
Dechra Pharmaceuticals PLC	130,400	912,216
Derwent London PLC	96,900	2,135,105
Great Portland Estates PLC	551,689	2,640,569
H&T Group PLC	312,874	1,123,883
InterContinental Hotel Group PLC ADR (d)	178,500	3,139,815
Johnson Matthey PLC	114,389	3,041,770
Meggitt PLC	644,000	3,063,940
Mothercare PLC	278,701	2,443,892
Persimmon PLC (a)	215,763	1,565,063
Quintain Estates & Development PLC (a)	1,165,724	995,930
Rotork PLC	65,800	1,412,393
Serco Group PLC	520,107	4,991,265
Shaftesbury PLC	381,332	2,269,026
Spectris PLC	197,800	2,706,285
Spirax-Sarco Engineering PLC	198,630	4,672,207
SSL International PLC	478,467	6,268,020
St. Modwen Properties PLC (a)	337,200	890,199
Ted Baker PLC	252,300	2,019,068
Ultra Electronics Holdings PLC	96,769	2,284,438
Unite Group PLC (a)	1,003,270	3,349,477
Victrex PLC	126,282	1,941,339
TOTAL UNITED KINGDOM		71,521,094
United States of America - 9.3%
Advanced Energy Industries, Inc. (a)	183,419	2,699,928
Autoliv, Inc. (a)	80,600	4,412,850
Cymer, Inc. (a)	60,500	2,066,075
Dril-Quip, Inc. (a)	28,500	1,651,005
Evercore Partners, Inc. Class A	42,700	1,530,368
ION Geophysical Corp. (a)	356,889	2,144,903
Juniper Networks, Inc. (a)	77,700	2,207,457
Kansas City Southern (a)	81,100	3,288,605
Lam Research Corp. (a)	20,503	831,397
Common Stocks - continued
	Shares	Value
United States of America - continued
Martin Marietta Materials, Inc. (d)	17,200	$ 1,649,136
Mohawk Industries, Inc. (a)(d)	71,300	4,544,662
PriceSmart, Inc.	260,745	6,487,336
ResMed, Inc. (a)	40,900	2,798,787
Solutia, Inc. (a)	60,256	1,060,506
TOTAL UNITED STATES OF AMERICA		37,373,015
TOTAL COMMON STOCKS (Cost $307,999,456)		398,284,376
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.21% (b)	14,149,344	14,149,344
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	22,347,118	22,347,118
TOTAL MONEY MARKET FUNDS (Cost $36,496,462)		36,496,462
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $344,495,918)		434,780,838
NET OTHER ASSETS - (7.7)%		(31,146,179)
NET ASSETS - 100%		$ 403,634,659
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,885
Fidelity Securities Lending Cash Central Fund	137,213
Total	$ 142,098
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 88,385,408	$ 85,419,696	$ 2,965,712	$ -
United Kingdom	71,521,094	3,139,815	68,381,279	-
United States of America	37,373,015	37,373,015	-	-
Canada	20,862,924	20,862,924	-	-
Brazil	15,780,401	15,780,401	-	-
Netherlands	15,212,075	11,140,671	4,071,404	-
France	12,918,586	-	12,918,586	-
South Africa	11,794,642	11,794,642	-	-
Singapore	11,196,014	-	11,196,014	-
Germany	9,857,008	-	9,857,004	4
Other	103,383,209	21,962,535	81,420,674	-
Money Market Funds	36,496,462	36,496,462	-	-
Total Investments in Securities:	$ 434,780,838	$ 243,970,161	$ 190,810,673	$ 4
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $476,786,258 of which $146,419,794 and $330,366,464 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,455,065) - See accompanying schedule: Unaffiliated issuers (cost $307,999,456)	$ 398,284,376
Fidelity Central Funds (cost $36,496,462)	36,496,462
Total Investments (cost $344,495,918)		$ 434,780,838
Foreign currency held at value (cost $14,948)		14,948
Receivable for investments sold		3,165,526
Receivable for fund shares sold		1,232,820
Dividends receivable		1,492,119
Distributions receivable from Fidelity Central Funds		40,071
Prepaid expenses		565
Other receivables		26,505
Total assets		440,753,392

Liabilities
Payable for investments purchased	$ 13,806,772
Payable for fund shares redeemed	612,839
Accrued management fee	156,971
Distribution fees payable	18,993
Other affiliated payables	111,402
Other payables and accrued expenses	64,638
Collateral on securities loaned, at value	22,347,118
Total liabilities		37,118,733

Net Assets		$ 403,634,659
Net Assets consist of:
Paid in capital		$ 757,506,968
Undistributed net investment income		1,525,570
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(445,675,637)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,277,758
Net Assets		$ 403,634,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,984,557 ÷ 2,230,600 shares)	$ 8.96

Maximum offering price per share (100/94.25 of $8.96)	$ 9.51
Class T: Net Asset Value and redemption price per share ($11,434,444 ÷ 1,287,164 shares)	$ 8.88

Maximum offering price per share (100/96.50 of $8.88)	$ 9.20
Class B: Net Asset Value and offering price per share ($2,953,513 ÷ 337,990 shares)A	$ 8.74

Class C: Net Asset Value and offering price per share ($9,006,718 ÷ 1,032,110 shares)A	$ 8.73

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($358,398,928 ÷ 39,659,626 shares)	$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,856,499 ÷ 205,207 shares)	$ 9.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 3,542,030
Income from Fidelity Central Funds		142,098
		3,684,128
Less foreign taxes withheld		(253,472)
Total income		3,430,656

Expenses
Management fee Basic fee	$ 1,639,857
Performance adjustment	(851,633)
Transfer agent fees	596,848
Distribution fees	112,152
Accounting and security lending fees	101,215
Custodian fees and expenses	35,346
Independent trustees' compensation	1,048
Registration fees	33,177
Audit	39,603
Legal	1,071
Miscellaneous	2,995
Total expenses before reductions	1,711,679
Expense reductions	(34,107)	1,677,572
Net investment income (loss)		1,753,084
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,405,608
Foreign currency transactions	(94,532)
Total net realized gain (loss)		35,311,076
Change in net unrealized appreciation (depreciation) on: Investment securities	10,021,228
Assets and liabilities in foreign currencies	(22,058)
Total change in net unrealized appreciation (depreciation)		9,999,170
Net gain (loss)		45,310,246
Net increase (decrease) in net assets resulting from operations		$ 47,063,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,753,084	$ 3,774,364
Net realized gain (loss)	35,311,076	(316,364,225)
Change in net unrealized appreciation (depreciation)	9,999,170	391,843,877
Net increase (decrease) in net assets resulting from operations	47,063,330	79,254,016
Distributions to shareholders from net investment income	(3,861,178)	(140,700)
Distributions to shareholders from net realized gain	(4,067,493)	-
Total distributions	(7,928,671)	(140,700)
Share transactions - net increase (decrease)	(8,814,939)	(68,133,927)
Redemption fees	24,966	113,424
Total increase (decrease) in net assets	30,344,686	11,092,813

Net Assets
Beginning of period	373,289,973	362,197,160
End of period (including undistributed net investment income of $1,525,570 and undistributed net investment income of $3,633,664, respectively)	$ 403,634,659	$ 373,289,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.02	.02	- J	- J
Net realized and unrealized gain (loss)	1.02	1.77	(10.85)	4.76	3.74	.40
Total from investment operations	1.05	1.83	(10.83)	4.78	3.74	.40
Distributions from net investment income	(.07)	-	(.03)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- J	-
Total distributions	(.16)	-	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.96	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	13.19%	29.33%	(62.98)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	.94%	1.75%	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	1.10% A	.94%	1.66%	1.63%	1.63%	1.65% A
Expenses net of all reductions	1.08% A	.89%	1.62%	1.59%	1.51%	1.54% A
Net investment income (loss)	.72% A	1.00%	.13%	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,985	$ 18,883	$ 17,905	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.01	1.75	(10.78)	4.74	3.74	.38
Total from investment operations	1.03	1.80	(10.80)	4.72	3.71	.37
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.85)	-	-	-
Total distributions	(.15)	-	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.88	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	12.96%	29.03%	(63.08)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.20%	2.00%	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.36% A	1.20%	1.91%	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.34% A	1.15%	1.87%	1.81%	1.74%	1.78% A
Net investment income (loss)	.45% A	.74%	(.12)%	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,434	$ 11,915	$ 11,614	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	.99	1.73	(10.68)	4.70	3.74	.38
Total from investment operations	.99	1.75	(10.76)	4.59	3.64	.36
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.76)	-	-	-
Total distributions	(.12)	-	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.74	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	12.71%	28.59%	(63.32)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.69%	2.51%	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	1.85% A	1.69%	2.41%	2.40%	2.41%	2.40% A
Expenses net of all reductions	1.83% A	1.64%	2.38%	2.36%	2.30%	2.27% A
Net investment income (loss)	(.04)% A	.25%	(.62)%	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,954	$ 2,799	$ 2,687	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	.99	1.73	(10.66)	4.70	3.73	.38
Total from investment operations	.99	1.75	(10.74)	4.59	3.63	.36
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.09)	-	(1.78)	-	-	-
Total distributions	(.12)	-	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.03	.01
Net asset value, end of period	$ 8.73	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	12.73%	28.64%	(63.32)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.68%	2.51%	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	1.85% A	1.68%	2.41%	2.38%	2.38%	2.40% A
Expenses net of all reductions	1.83% A	1.63%	2.38%	2.34%	2.27%	2.29% A
Net investment income (loss)	(.03)% A	.26%	(.62)%	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,007	$ 8,543	$ 9,497	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period August 2, 2005 (commencement of operations) to October 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08	.05	.07	.05	- I
Net realized and unrealized gain (loss)	1.04	1.78	(10.92)	4.78	3.75	.39
Total from investment operations	1.08	1.86	(10.87)	4.85	3.80	.39
Distributions from net investment income	(.09)	- I	(.06)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- I	-
Total distributions	(.18)	- I	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	.03	.01
Net asset value, end of period	$ 9.04	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	13.40%	29.68%	(62.91)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.68%	1.44%	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	.83% A	.68%	1.44%	1.30%	1.28%	1.40% A
Expenses net of all reductions	.82% A	.64%	1.40%	1.25%	1.16%	1.31% A
Net investment income (loss)	.98% A	1.25%	.36%	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,399	$ 329,128	$ 312,376	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 2, 2005 (commencement of operations) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08	.05	.08	.05	- I
Net realized and unrealized gain (loss)	1.03	1.79	(10.92)	4.78	3.74	.39
Total from investment operations	1.07	1.87	(10.87)	4.86	3.79	.39
Distributions from net investment income	(.07)	- I	(.07)	-	-	-
Distributions from net realized gain	(.09)	-	(1.88)	-	- I	-
Total distributions	(.16)	- I	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	.03	.01
Net asset value, end of period	$ 9.05	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	13.31%	29.87%	(62.95)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.68%	1.40%	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	.83% A	.68%	1.40%	1.29%	1.25%	1.40% A
Expenses net of all reductions	.82% A	.64%	1.37%	1.25%	1.14%	1.29% A
Net investment income (loss)	.98% A	1.25%	.39%	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856	$ 2,022	$ 8,117	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	50% A	174%	61%	107%	164%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 2, 2005 (commencement of operations) to October 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,639,045
Gross unrealized depreciation	(8,601,710)
Net unrealized appreciation (depreciation)	$ 87,037,335
Tax cost	$ 347,743,503

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,810,892 and $108,094,059, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 24,319	$ 452
Class T	.25%	.25%	28,732	307
Class B	.75%	.25%	14,574	10,967
Class C	.75%	.25%	44,527	4,624
			$ 112,152	$ 16,350

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,345
Class T	1,242
Class B*	4,184
Class C*	281
$ 10,052

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 31,401.32
Class T	19,289.34
Class B	4,730.32
Class C	14,399.32
International Small Cap Opportunities	524,112.31
Institutional Class	2,917.31
	$ 596,848

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $871 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $763 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $137,213.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,107 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 167,529	$ -
Class T	81,809	-
Class B	11,651	-
Class C	35,378	-
International Small Cap Opportunities	3,548,259	138,653
Institutional Class	16,552	2,047
Total	$ 3,861,178	$ 140,700
From net realized gain
Class A	$ 203,751	$ -
Class T	126,944	-
Class B	31,778	-
Class C	96,486	-
International Small Cap Opportunities	3,588,127	-
Institutional Class	20,407	-
Total	$ 4,067,493	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	349,063	560,746	$ 2,989,709	$ 3,588,317
Reinvestment of distributions	39,668	-	334,402	-
Shares redeemed	(497,264)	(1,093,254)	(4,236,818)	(6,722,964)
Net increase (decrease)	(108,533)	(532,508)	$ (912,707)	$ (3,134,647)
Class T
Shares sold	145,262	318,902	$ 1,253,378	$ 2,064,516
Reinvestment of distributions	24,207	-	202,613	-
Shares redeemed	(371,515)	(704,037)	(3,134,030)	(4,201,658)
Net increase (decrease)	(202,046)	(385,135)	$ (1,678,039)	$ (2,137,142)
Class B
Shares sold	24,179	50,745	$ 202,410	$ 317,874
Reinvestment of distributions	4,957	-	40,893	-
Shares redeemed	(46,857)	(133,859)	(392,781)	(788,113)
Net increase (decrease)	(17,721)	(83,114)	$ (149,478)	$ (470,239)
Class C
Shares sold	89,787	196,866	$ 751,746	$ 1,233,043
Reinvestment of distributions	13,874	-	114,325	-
Shares redeemed	(158,759)	(662,831)	(1,332,493)	(3,650,532)
Net increase (decrease)	(55,098)	(465,965)	$ (466,422)	$ (2,417,489)
International Small Cap Opportunities
Shares sold	5,795,588	7,245,986	$ 50,900,619	$ 48,782,866
Reinvestment of distributions	792,800	21,738	6,738,804	128,470
Shares redeemed	(7,337,449)	(16,613,794)	(62,884,651)	(102,979,613)
Net increase (decrease)	(749,061)	(9,346,070)	$ (5,245,228)	$ (54,068,277)
Institutional Class
Shares sold	38,264	256,950	$ 331,862	$ 1,455,739
Reinvestment of distributions	3,263	122	27,765	720
Shares redeemed	(84,719)	(1,302,675)	(722,692)	(7,362,592)
Net increase (decrease)	(43,192)	(1,045,603)	$ (363,065)	$ (5,906,133)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AILSI-USAN-0610
1.815084.104

Fidelity®
International Value
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,021.00	$ 7.02
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.60	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.15%
Actual		$ 1,000.00	$ 1,017.30	$ 10.75
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.15%
Actual		$ 1,000.00	$ 1,017.50	$ 10.75
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
International Value	1.09%
Actual		$ 1,000.00	$ 1,021.80	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,024.10	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 19.2%
United Kingdom 18.1%
France 11.5%
Germany 6.8%
Switzerland 4.8%
Hong Kong 4.3%
Spain 3.7%
Italy 3.4%
Australia 3.2%
Other 25.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 18.7%
United Kingdom 16.8%
France 11.8%
Germany 10.2%
Switzerland 5.9%
Italy 5.6%
Spain 3.7%
Hong Kong 3.5%
Canada 3.0%
Other 20.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	99.1
Short-Term Investments and Net Other Assets	1.4	0.9
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	3.8	2.6
E.ON AG (Germany, Electric Utilities)	2.7	3.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.4	2.4
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.1	1.3
Toyota Motor Corp. (Japan, Automobiles)	2.1	2.9
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.1	2.1
AXA SA sponsored ADR (France, Insurance)	2.1	2.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.9
Banco Santander SA (Spain, Commercial Banks)	1.9	1.3
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	1.8	1.5
	22.9
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.6	37.3
Energy	11.5	10.5
Consumer Discretionary	10.9	10.5
Industrials	8.4	8.3
Utilities	7.2	7.0
Materials	7.0	6.6
Telecommunication Services	5.6	7.6
Health Care	4.6	4.6
Information Technology	4.6	4.0
Consumer Staples	2.2	2.7

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 3.2%
Intoll Group unit	593,083	$ 611,862
Macquarie Group Ltd.	49,337	2,249,160
MAp Group unit	194,275	556,752
Wesfarmers Ltd.	29,540	791,674
Westfield Group unit	127,286	1,503,020
TOTAL AUSTRALIA		5,712,468
Bailiwick of Jersey - 1.5%
Informa PLC	183,400	1,106,787
United Business Media Ltd.	108,900	919,215
WPP PLC	60,986	646,508
TOTAL BAILIWICK OF JERSEY		2,672,510
Bermuda - 1.2%
Seadrill Ltd.	80,500	2,027,957
Brazil - 1.5%
Banco do Brasil SA	29,100	501,981
Banco Santander (Brasil) SA ADR	75,400	876,902
Cyrela Brazil Realty SA	39,300	471,478
Itau Unibanco Banco Multiplo SA ADR	22,033	477,675
Petroleo Brasileiro SA - Petrobras sponsored ADR	8,100	343,683
TOTAL BRAZIL		2,671,719
Canada - 3.0%
Open Text Corp. (a)	15,500	656,332
Petrobank Energy & Resources Ltd. (a)	6,500	327,686
Power Corp. of Canada (sub. vtg.)	20,500	568,481
Suncor Energy, Inc.	41,700	1,425,974
Toronto-Dominion Bank	30,800	2,288,329
TOTAL CANADA		5,266,802
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	2,092,000	872,322
China - 1.2%
China Merchants Bank Co. Ltd. (H Shares)	366,572	898,632
Industrial & Commercial Bank of China Ltd. (H Shares)	983,000	716,452
Nine Dragons Paper (Holdings) Ltd.	312,000	526,306
TOTAL CHINA		2,141,390
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	10,000	480,216
Common Stocks - continued
	Shares	Value
Denmark - 1.3%
Novo Nordisk AS Series B	9,392	$ 772,809
Vestas Wind Systems AS (a)	24,805	1,513,649
TOTAL DENMARK		2,286,458
France - 11.5%
Atos Origin SA (a)	9,086	460,460
AXA SA sponsored ADR (d)	188,900	3,619,324
BNP Paribas SA (d)	29,431	2,021,730
Christian Dior SA	5,100	542,989
Compagnie de St. Gobain	22,183	1,095,197
Credit Agricole SA	62,600	894,970
Pernod-Ricard SA	4,338	369,122
PPR SA	7,200	967,786
Renault SA (a)	8,100	375,316
Sanofi-Aventis	6,400	436,648
Sanofi-Aventis sponsored ADR	52,400	1,787,364
Schneider Electric SA (d)	6,417	728,594
Societe Generale Series A	37,107	1,981,709
Total SA	5,400	293,833
Total SA sponsored ADR	52,900	2,876,702
Unibail-Rodamco	9,027	1,706,298
TOTAL FRANCE		20,158,042
Germany - 6.8%
Allianz AG sponsored ADR	83,500	946,890
BASF AG (d)	16,700	973,125
Bayerische Motoren Werke AG (BMW)	12,734	626,450
Daimler AG (United States)	34,000	1,731,960
Deutsche Boerse AG	11,000	853,183
E.ON AG (d)	131,068	4,820,732
Metro AG	13,300	795,709
Munich Re Group (d)	9,123	1,283,687
TOTAL GERMANY		12,031,736
Greece - 0.6%
Hellenic Telecommunications Organization SA	61,294	676,135
Public Power Corp. of Greece	28,000	458,420
TOTAL GREECE		1,134,555
Hong Kong - 4.3%
China Resources Power Holdings Co. Ltd.	396,000	802,797
CNOOC Ltd.	507,000	891,793
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Group Ltd.	88,000	$ 429,902
Hutchison Whampoa Ltd.	119,000	816,704
Swire Pacific Ltd. (A Shares)	225,800	2,618,124
Techtronic Industries Co. Ltd.	727,500	755,961
Wharf Holdings Ltd.	224,000	1,211,454
TOTAL HONG KONG		7,526,735
India - 0.3%
Bank of Baroda	37,000	570,100
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	917,500	898,154
PT Semen Gresik Tbk	497,500	448,053
TOTAL INDONESIA		1,346,207
Ireland - 1.1%
CRH PLC sponsored ADR (d)	68,500	1,958,415
Italy - 2.5%
Intesa Sanpaolo SpA	896,982	2,956,710
UniCredit SpA	517,509	1,356,390
TOTAL ITALY		4,313,100
Japan - 19.2%
Aisin Seiki Co. Ltd.	16,000	488,704
Credit Saison Co. Ltd.	30,200	441,707
Denso Corp.	51,000	1,488,422
East Japan Railway Co.	28,800	1,926,644
Honda Motor Co. Ltd.	37,900	1,282,512
Japan Retail Fund Investment Corp.	714	962,338
JSR Corp.	26,900	549,284
Konica Minolta Holdings, Inc.	60,000	758,993
Miraca Holdings, Inc.	34,000	1,093,154
Mitsubishi UFJ Financial Group, Inc.	537,400	2,800,559
Mitsui & Co. Ltd.	243,400	3,658,277
Nippon Electric Glass Co. Ltd.	92,000	1,411,391
Nippon Telegraph & Telephone Corp.	10,800	439,622
Obic Co. Ltd.	3,880	780,296
ORIX Corp.	16,480	1,517,641
Promise Co. Ltd. (a)(d)	72,950	697,425
Seven & i Holdings Co., Ltd.	19,700	503,777
SOFTBANK CORP.	20,000	447,321
Sumitomo Corp.	148,700	1,790,727
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Metal Industries Ltd.	270,000	$ 732,928
Sumitomo Mitsui Financial Group, Inc.	44,800	1,481,697
Tokio Marine Holdings, Inc.	26,000	774,077
Tokyo Electric Power Co.	35,200	883,441
Tokyo Gas Co., Ltd.	344,000	1,461,925
Toyota Motor Corp.	96,000	3,709,442
USS Co. Ltd.	6,910	473,026
Xebio Co. Ltd.	17,600	374,560
Yamada Denki Co. Ltd.	9,260	724,593
TOTAL JAPAN		33,654,483
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	15,815	672,642
Shinhan Financial Group Co. Ltd. sponsored ADR	2,600	221,364
TOTAL KOREA (SOUTH)		894,006
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands) (d)	17,800	692,768
(NY Shares) Class A (a)	35,100	1,362,933
TOTAL LUXEMBOURG		2,055,701
Netherlands - 2.5%
Gemalto NV	25,400	1,132,377
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,178,314
sponsored ADR (a)	56,800	503,816
Koninklijke Ahold NV	61,333	841,100
Koninklijke KPN NV	50,100	751,734
TOTAL NETHERLANDS		4,407,341
Norway - 1.0%
Aker Solutions ASA	46,400	775,555
DnB NOR ASA (d)	32,800	388,245
Orkla ASA (A Shares) (d)	62,150	523,727
TOTAL NORWAY		1,687,527
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	10,600	596,144
Portugal - 0.6%
Energias de Portugal SA	278,276	995,996
Common Stocks - continued
	Shares	Value
Russia - 0.3%
OAO Gazprom sponsored ADR	21,900	$ 508,518
Singapore - 1.9%
DBS Group Holdings Ltd.	49,000	539,539
United Overseas Bank Ltd.	137,000	2,004,300
Yanlord Land Group Ltd.	577,000	712,609
TOTAL SINGAPORE		3,256,448
South Africa - 0.3%
Impala Platinum Holdings Ltd.	18,500	527,963
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	57,416	753,872
Banco Santander SA (d)	77,889	985,545
Banco Santander SA sponsored ADR (d)	183,700	2,266,858
Iberdrola SA	63,200	501,614
Telefonica SA sponsored ADR	30,500	2,067,290
TOTAL SPAIN		6,575,179
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	76,939	888,076
Switzerland - 4.8%
Roche Holding AG (participation certificate)	26,574	4,195,942
Transocean Ltd. (a)	18,439	1,335,906
Zurich Financial Services AG	13,038	2,890,592
TOTAL SWITZERLAND		8,422,440
Taiwan - 0.9%
AU Optronics Corp.	315,000	363,089
Hon Hai Precision Industry Co. Ltd. (Foxconn)	122,100	573,440
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	576,535
TOTAL TAIWAN		1,513,064
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	232,200	584,047
United Kingdom - 18.1%
Aberdeen Asset Management PLC	228,700	480,190
Aegis Group PLC	342,500	680,351
Anglo American PLC (United Kingdom) (a)	56,917	2,417,274
BAE Systems PLC	175,400	919,188
Barclays PLC	329,899	1,694,406
BP PLC sponsored ADR (d)	47,300	2,466,695
Carphone Warehouse Group PLC (a)	125,750	369,913
Centrica PLC	233,225	1,047,470
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC:
(United Kingdom)	163,439	$ 1,663,984
sponsored ADR	42,300	2,152,647
Imperial Tobacco Group PLC	24,643	701,938
International Power PLC	106,057	536,757
Man Group PLC	185,340	684,134
Misys PLC (a)	160,200	570,367
National Grid PLC	64,100	618,030
Prudential PLC	205,286	1,802,050
Rio Tinto PLC	36,202	1,841,237
Royal Dutch Shell PLC Class A sponsored ADR (d)	105,800	6,638,947
TalkTalk Telecom Group PLC (a)	164,500	318,011
Vodafone Group PLC	93,300	206,712
Vodafone Group PLC sponsored ADR	143,612	3,188,186
Wolseley PLC (a)	31,162	778,165
TOTAL UNITED KINGDOM		31,776,652
TOTAL COMMON STOCKS (Cost $190,358,664)		171,514,317
Nonconvertible Preferred Stocks - 0.9%

Italy - 0.9%
Fiat SpA (Risparmio Shares)	64,000	519,144
Telecom Italia SpA (Risparmio Shares)	872,100	984,287
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,893,788)		1,503,431
Money Market Funds - 14.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	948,114	$ 948,114
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	24,015,100	24,015,100
TOTAL MONEY MARKET FUNDS (Cost $24,963,214)		24,963,214
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $217,215,666)		197,980,962
NET OTHER ASSETS - (12.8)%		(22,440,722)
NET ASSETS - 100%		$ 175,540,240
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,259
Fidelity Securities Lending Cash Central Fund	59,009
Total	$ 60,268
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 33,654,483	$ 9,072,412	$ 24,582,071	$ -
United Kingdom	31,776,652	14,446,475	17,330,177	-
France	20,158,042	8,283,390	11,874,652	-
Germany	12,031,736	2,678,850	9,352,886	-
Switzerland	8,422,440	1,335,906	7,086,534	-
Hong Kong	7,526,735	-	7,526,735	-
Spain	6,575,179	5,088,020	1,487,159	-
Italy	5,816,531	-	5,816,531	-
Australia	5,712,468	-	5,712,468	-
Other	41,343,482	14,097,890	27,245,592	-
Money Market Funds	24,963,214	24,963,214	-	-
Total Investments in Securities:	$ 197,980,962	$ 79,966,157	$ 118,014,805	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $82,466,040 of which $17,089,067 and $65,376,973 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,961,703) - See accompanying schedule: Unaffiliated issuers (cost $192,252,452)	$ 173,017,748
Fidelity Central Funds (cost $24,963,214)	24,963,214
Total Investments (cost $217,215,666)		$ 197,980,962
Foreign currency held at value (cost $127,104)		127,578
Receivable for investments sold		1,055,259
Receivable for fund shares sold		72,674
Dividends receivable		1,070,737
Distributions receivable from Fidelity Central Funds		32,051
Prepaid expenses		288
Other receivables		36,890
Total assets		200,376,439

Liabilities
Payable to custodian bank	$ 177,767
Payable for investments purchased	53,438
Payable for fund shares redeemed	390,132
Accrued management fee	109,741
Distribution fees payable	4,656
Other affiliated payables	38,260
Other payables and accrued expenses	47,105
Collateral on securities loaned, at value	24,015,100
Total liabilities		24,836,199

Net Assets		$ 175,540,240
Net Assets consist of:
Paid in capital		$ 278,482,429
Undistributed net investment income		1,314,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,022,434)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(19,234,176)
Net Assets		$ 175,540,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,729,489 ÷ 606,442 shares)	$ 7.80

Maximum offering price per share (100/94.25 of $7.80)	$ 8.28
Class T: Net Asset Value and redemption price per share ($1,999,556 ÷ 256,554 shares)	$ 7.79

Maximum offering price per share (100/96.50 of $7.79)	$ 8.07
Class B: Net Asset Value and offering price per share ($1,161,520 ÷ 148,688 shares)A	$ 7.81

Class C: Net Asset Value and offering price per share ($2,037,547 ÷ 260,784 shares)A	$ 7.81

International Value: Net Asset Value, offering price and redemption price per share ($165,086,777 ÷ 21,179,756 shares)	$ 7.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($525,351 ÷ 67,283 shares)	$ 7.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,934,551
Interest		10
Income from Fidelity Central Funds		60,268
		2,994,829
Less foreign taxes withheld		(253,587)
Total income		2,741,242

Expenses
Management fee Basic fee	$ 670,371
Performance adjustment	(29,948)
Transfer agent fees	249,084
Distribution fees	27,832
Accounting and security lending fees	42,627
Custodian fees and expenses	19,812
Independent trustees' compensation	529
Registration fees	47,272
Audit	33,430
Legal	548
Miscellaneous	1,263
Total expenses before reductions	1,062,820
Expense reductions	(20,684)	1,042,136
Net investment income (loss)		1,699,106
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,369,643)
Foreign currency transactions	(19,166)
Total net realized gain (loss)		(1,388,809)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,383,618
Assets and liabilities in foreign currencies	(24,745)
Total change in net unrealized appreciation (depreciation)		4,358,873
Net gain (loss)		2,970,064
Net increase (decrease) in net assets resulting from operations		$ 4,669,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,699,106	$ 3,337,187
Net realized gain (loss)	(1,388,809)	(62,114,878)
Change in net unrealized appreciation (depreciation)	4,358,873	101,639,080
Net increase (decrease) in net assets resulting from operations	4,669,170	42,861,389
Distributions to shareholders from net investment income	(3,135,757)	(3,076,516)
Distributions to shareholders from net realized gain	(123,529)	-
Total distributions	(3,259,286)	(3,076,516)
Share transactions - net increase (decrease)	(17,168,007)	(17,980,610)
Redemption fees	2,258	6,134
Total increase (decrease) in net assets	(15,755,865)	21,810,397

Net Assets
Beginning of period	191,296,105	169,485,708
End of period (including undistributed net investment income of $1,314,421 and undistributed net investment income of $2,751,072, respectively)	$ 175,540,240	$ 191,296,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.12	.21	.18	.06 H
Net realized and unrealized gain (loss)	.11	1.78	(6.53)	2.29	.54
Total from investment operations	.17	1.90	(6.32)	2.47	.60
Distributions from net investment income	(.11)	(.08)	(.15)	(.03)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.12) L	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.80	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	2.10%	32.71%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.40% A	1.34%	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.40% A	1.34%	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.38% A	1.32%	1.41%	1.37%	1.46% A
Net investment income (loss)	1.52% A	1.86%	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,729	$ 4,456	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.18	.15	.05 H
Net realized and unrealized gain (loss)	.11	1.77	(6.50)	2.29	.54
Total from investment operations	.16	1.87	(6.32)	2.44	.59
Distributions from net investment income	(.09)	(.05)	(.14)	(.02)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.10) L	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.79	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Total Return B,C,D	1.96%	32.14%	(51.60)%	23.13%	5.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.68% A	1.60%	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.68% A	1.60%	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.65% A	1.59%	1.66%	1.58%	1.71% A
Net investment income (loss)	1.24% A	1.59%	1.80%	1.27%	1.04% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,999	$ 2,395	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.74	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.11	1.79	(6.48)	2.29	.54
Total from investment operations	.14	1.86	(6.35)	2.38	.56
Distributions from net investment income	(.06)	-	(.08)	-	-
Distributions from net realized gain	(.01)	-	(.62)	(.01)	-
Total distributions	(.07) L	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	1.73%	31.63%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.15% A	2.08%	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.13% A	2.07%	2.17%	2.08%	2.21% A
Net investment income (loss)	.77% A	1.11%	1.29%	.77%	.54%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,162	$ 1,076	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.11	1.78	(6.47)	2.29	.54
Total from investment operations	.14	1.85	(6.34)	2.38	.56
Distributions from net investment income	(.05)	-	(.08)	-	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.06) L	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	1.75%	31.46%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.15% A	2.08%	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.13% A	2.06%	2.16%	2.05%	2.21% A
Net investment income (loss)	.76% A	1.12%	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,038	$ 2,108	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.13	.24	.22	.07 G
Net realized and unrealized gain (loss)	.10	1.78	(6.54)	2.29	.54
Total from investment operations	.17	1.91	(6.30)	2.51	.61
Distributions from net investment income	(.13)	(.11)	(.19)	(.04)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.13)K	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 7.79	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Total Return B, C	2.18%	33.09%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.09% A	1.07%	1.10%	1.03%	1.50%A
Expenses net of fee waivers, if any	1.09% A	1.07%	1.10%	1.03%	1.25%A
Expenses net of all reductions	1.07% A	1.06%	1.09%	1.02%	1.21%A
Net investment income (loss)	1.83% A	2.12%	2.37%	1.84%	1.54%A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,087	$ 180,447	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	50% A	46%	68%	59%	29%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.76	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08	.14	.25	.22	.07G
Net realized and unrealized gain (loss)	.11	1.78	(6.54)	2.30	.54
Total from investment operations	.19	1.92	(6.29)	2.52	.61
Distributions from net investment income	(.14)	(.12)	(.20)	(.04)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.14) K	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Total Return B, C	2.41%	33.06%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.97%A	.93%	1.02%	.98%	1.38%A
Expenses net of fee waivers, if any	.97%A	.93%	1.02%	.98%	1.25%A
Expenses net of all reductions	.95%A	.92%	1.01%	.96%	1.21%A
Net investment income (loss)	1.95%A	2.26%	2.45%	1.89%	1.54%A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 525	$ 814	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	50%A	46%	68%	59%	29%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,233,846
Gross unrealized depreciation	(33,378,547)
Net unrealized appreciation (depreciation)	$ (20,144,701)

Tax cost	$ 218,125,663

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $45,896,580 and $65,378,202, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,833	$ 279
Class T	.25%	.25%	5,800	58
Class B	.75%	.25%	5,685	4,276
Class C	.75%	.25%	10,514	1,632
			$ 27,832	$ 6,245

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,016
Class T	555
Class B*	320
Class C*	317
$ 3,208

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,539.32
Class T	3,976.34
Class B	1,845.32
Class C	3,411.32
International Value	231,860.26
Institutional Class	453.14
	$ 249,084

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $189 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $385 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $59,009.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,680 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 64,929	$ 38,784
Class T	27,801	19,023
Class B	8,869	-
Class C	14,357	-
International Value	3,006,248	3,001,128
Institutional Class	13,553	17,581
Total	$ 3,135,757	$ 3,076,516
From net realized gain
Class A	$ 2,899	$ -
Class T	1,544	-
Class B	715	-
Class C	1,354	-
International Value	116,522	-
Institutional Class	495	-
Total	$ 123,529	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	166,051	302,325	$ 1,294,623	$ 1,876,749
Reinvestment of distributions	7,621	6,730	61,732	35,265
Shares redeemed	(142,346)	(215,042)	(1,118,566)	(1,172,427)
Net increase (decrease)	31,326	94,013	$ 237,789	$ 739,587
Class T
Shares sold	39,599	72,122	$ 314,611	$ 432,831
Reinvestment of distributions	3,507	2,980	28,408	15,614
Shares redeemed	(96,270)	(118,669)	(742,528)	(709,124)
Net increase (decrease)	(53,164)	(43,567)	$ (399,509)	$ (260,679)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class B
Shares sold	32,281	51,221	$ 255,078	$ 307,508
Reinvestment of distributions	980	-	7,981	-
Shares redeemed	(23,571)	(70,451)	(186,134)	(387,465)
Net increase (decrease)	9,690	(19,230)	$ 76,925	$ (79,957)
Class C
Shares sold	23,507	108,573	$ 185,419	$ 666,628
Reinvestment of distributions	1,540	-	12,532	-
Shares redeemed	(36,847)	(139,651)	(294,995)	(850,584)
Net increase (decrease)	(11,800)	(31,078)	$ (97,044)	$ (183,956)
International Value
Shares sold	2,216,798	4,879,190	$ 17,455,462	$ 32,198,500
Reinvestment of distributions	369,795	550,070	2,987,943	2,876,866
Shares redeemed	(4,698,084)	(9,139,736)	(37,119,406)	(52,863,403)
Net increase (decrease)	(2,111,491)	(3,710,476)	$ (16,676,001)	$ (17,788,037)
Institutional Class
Shares sold	15,133	6,874	$ 117,965	$ 36,272
Reinvestment of distributions	185	572	1,498	2,992
Shares redeemed	(52,846)	(79,196)	(429,630)	(446,832)
Net increase (decrease)	(37,528)	(71,750)	$ (310,167)	$ (407,568)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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(such as changing name, address, bank, etc.)

Fidelity Investments
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P.O. Box 770001
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Fidelity Investments
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Covington, KY 41015

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
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100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

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Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FIV-USAN-0610
1.827484.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,021.00	$ 7.02
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.60	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.15%
Actual		$ 1,000.00	$ 1,017.30	$ 10.75
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.15%
Actual		$ 1,000.00	$ 1,017.50	$ 10.75
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
International Value	1.09%
Actual		$ 1,000.00	$ 1,021.80	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,024.10	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 19.2%
United Kingdom 18.1%
France 11.5%
Germany 6.8%
Switzerland 4.8%
Hong Kong 4.3%
Spain 3.7%
Italy 3.4%
Australia 3.2%
Other 25.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 18.7%
United Kingdom 16.8%
France 11.8%
Germany 10.2%
Switzerland 5.9%
Italy 5.6%
Spain 3.7%
Hong Kong 3.5%
Canada 3.0%
Other 20.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	99.1
Short-Term Investments and Net Other Assets	1.4	0.9
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	3.8	2.6
E.ON AG (Germany, Electric Utilities)	2.7	3.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.4	2.4
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.1	1.3
Toyota Motor Corp. (Japan, Automobiles)	2.1	2.9
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.1	2.1
AXA SA sponsored ADR (France, Insurance)	2.1	2.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.9
Banco Santander SA (Spain, Commercial Banks)	1.9	1.3
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	1.8	1.5
	22.9
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.6	37.3
Energy	11.5	10.5
Consumer Discretionary	10.9	10.5
Industrials	8.4	8.3
Utilities	7.2	7.0
Materials	7.0	6.6
Telecommunication Services	5.6	7.6
Health Care	4.6	4.6
Information Technology	4.6	4.0
Consumer Staples	2.2	2.7

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 3.2%
Intoll Group unit	593,083	$ 611,862
Macquarie Group Ltd.	49,337	2,249,160
MAp Group unit	194,275	556,752
Wesfarmers Ltd.	29,540	791,674
Westfield Group unit	127,286	1,503,020
TOTAL AUSTRALIA		5,712,468
Bailiwick of Jersey - 1.5%
Informa PLC	183,400	1,106,787
United Business Media Ltd.	108,900	919,215
WPP PLC	60,986	646,508
TOTAL BAILIWICK OF JERSEY		2,672,510
Bermuda - 1.2%
Seadrill Ltd.	80,500	2,027,957
Brazil - 1.5%
Banco do Brasil SA	29,100	501,981
Banco Santander (Brasil) SA ADR	75,400	876,902
Cyrela Brazil Realty SA	39,300	471,478
Itau Unibanco Banco Multiplo SA ADR	22,033	477,675
Petroleo Brasileiro SA - Petrobras sponsored ADR	8,100	343,683
TOTAL BRAZIL		2,671,719
Canada - 3.0%
Open Text Corp. (a)	15,500	656,332
Petrobank Energy & Resources Ltd. (a)	6,500	327,686
Power Corp. of Canada (sub. vtg.)	20,500	568,481
Suncor Energy, Inc.	41,700	1,425,974
Toronto-Dominion Bank	30,800	2,288,329
TOTAL CANADA		5,266,802
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	2,092,000	872,322
China - 1.2%
China Merchants Bank Co. Ltd. (H Shares)	366,572	898,632
Industrial & Commercial Bank of China Ltd. (H Shares)	983,000	716,452
Nine Dragons Paper (Holdings) Ltd.	312,000	526,306
TOTAL CHINA		2,141,390
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	10,000	480,216
Common Stocks - continued
	Shares	Value
Denmark - 1.3%
Novo Nordisk AS Series B	9,392	$ 772,809
Vestas Wind Systems AS (a)	24,805	1,513,649
TOTAL DENMARK		2,286,458
France - 11.5%
Atos Origin SA (a)	9,086	460,460
AXA SA sponsored ADR (d)	188,900	3,619,324
BNP Paribas SA (d)	29,431	2,021,730
Christian Dior SA	5,100	542,989
Compagnie de St. Gobain	22,183	1,095,197
Credit Agricole SA	62,600	894,970
Pernod-Ricard SA	4,338	369,122
PPR SA	7,200	967,786
Renault SA (a)	8,100	375,316
Sanofi-Aventis	6,400	436,648
Sanofi-Aventis sponsored ADR	52,400	1,787,364
Schneider Electric SA (d)	6,417	728,594
Societe Generale Series A	37,107	1,981,709
Total SA	5,400	293,833
Total SA sponsored ADR	52,900	2,876,702
Unibail-Rodamco	9,027	1,706,298
TOTAL FRANCE		20,158,042
Germany - 6.8%
Allianz AG sponsored ADR	83,500	946,890
BASF AG (d)	16,700	973,125
Bayerische Motoren Werke AG (BMW)	12,734	626,450
Daimler AG (United States)	34,000	1,731,960
Deutsche Boerse AG	11,000	853,183
E.ON AG (d)	131,068	4,820,732
Metro AG	13,300	795,709
Munich Re Group (d)	9,123	1,283,687
TOTAL GERMANY		12,031,736
Greece - 0.6%
Hellenic Telecommunications Organization SA	61,294	676,135
Public Power Corp. of Greece	28,000	458,420
TOTAL GREECE		1,134,555
Hong Kong - 4.3%
China Resources Power Holdings Co. Ltd.	396,000	802,797
CNOOC Ltd.	507,000	891,793
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Group Ltd.	88,000	$ 429,902
Hutchison Whampoa Ltd.	119,000	816,704
Swire Pacific Ltd. (A Shares)	225,800	2,618,124
Techtronic Industries Co. Ltd.	727,500	755,961
Wharf Holdings Ltd.	224,000	1,211,454
TOTAL HONG KONG		7,526,735
India - 0.3%
Bank of Baroda	37,000	570,100
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	917,500	898,154
PT Semen Gresik Tbk	497,500	448,053
TOTAL INDONESIA		1,346,207
Ireland - 1.1%
CRH PLC sponsored ADR (d)	68,500	1,958,415
Italy - 2.5%
Intesa Sanpaolo SpA	896,982	2,956,710
UniCredit SpA	517,509	1,356,390
TOTAL ITALY		4,313,100
Japan - 19.2%
Aisin Seiki Co. Ltd.	16,000	488,704
Credit Saison Co. Ltd.	30,200	441,707
Denso Corp.	51,000	1,488,422
East Japan Railway Co.	28,800	1,926,644
Honda Motor Co. Ltd.	37,900	1,282,512
Japan Retail Fund Investment Corp.	714	962,338
JSR Corp.	26,900	549,284
Konica Minolta Holdings, Inc.	60,000	758,993
Miraca Holdings, Inc.	34,000	1,093,154
Mitsubishi UFJ Financial Group, Inc.	537,400	2,800,559
Mitsui & Co. Ltd.	243,400	3,658,277
Nippon Electric Glass Co. Ltd.	92,000	1,411,391
Nippon Telegraph & Telephone Corp.	10,800	439,622
Obic Co. Ltd.	3,880	780,296
ORIX Corp.	16,480	1,517,641
Promise Co. Ltd. (a)(d)	72,950	697,425
Seven & i Holdings Co., Ltd.	19,700	503,777
SOFTBANK CORP.	20,000	447,321
Sumitomo Corp.	148,700	1,790,727
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Metal Industries Ltd.	270,000	$ 732,928
Sumitomo Mitsui Financial Group, Inc.	44,800	1,481,697
Tokio Marine Holdings, Inc.	26,000	774,077
Tokyo Electric Power Co.	35,200	883,441
Tokyo Gas Co., Ltd.	344,000	1,461,925
Toyota Motor Corp.	96,000	3,709,442
USS Co. Ltd.	6,910	473,026
Xebio Co. Ltd.	17,600	374,560
Yamada Denki Co. Ltd.	9,260	724,593
TOTAL JAPAN		33,654,483
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	15,815	672,642
Shinhan Financial Group Co. Ltd. sponsored ADR	2,600	221,364
TOTAL KOREA (SOUTH)		894,006
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands) (d)	17,800	692,768
(NY Shares) Class A (a)	35,100	1,362,933
TOTAL LUXEMBOURG		2,055,701
Netherlands - 2.5%
Gemalto NV	25,400	1,132,377
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,178,314
sponsored ADR (a)	56,800	503,816
Koninklijke Ahold NV	61,333	841,100
Koninklijke KPN NV	50,100	751,734
TOTAL NETHERLANDS		4,407,341
Norway - 1.0%
Aker Solutions ASA	46,400	775,555
DnB NOR ASA (d)	32,800	388,245
Orkla ASA (A Shares) (d)	62,150	523,727
TOTAL NORWAY		1,687,527
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	10,600	596,144
Portugal - 0.6%
Energias de Portugal SA	278,276	995,996
Common Stocks - continued
	Shares	Value
Russia - 0.3%
OAO Gazprom sponsored ADR	21,900	$ 508,518
Singapore - 1.9%
DBS Group Holdings Ltd.	49,000	539,539
United Overseas Bank Ltd.	137,000	2,004,300
Yanlord Land Group Ltd.	577,000	712,609
TOTAL SINGAPORE		3,256,448
South Africa - 0.3%
Impala Platinum Holdings Ltd.	18,500	527,963
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	57,416	753,872
Banco Santander SA (d)	77,889	985,545
Banco Santander SA sponsored ADR (d)	183,700	2,266,858
Iberdrola SA	63,200	501,614
Telefonica SA sponsored ADR	30,500	2,067,290
TOTAL SPAIN		6,575,179
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	76,939	888,076
Switzerland - 4.8%
Roche Holding AG (participation certificate)	26,574	4,195,942
Transocean Ltd. (a)	18,439	1,335,906
Zurich Financial Services AG	13,038	2,890,592
TOTAL SWITZERLAND		8,422,440
Taiwan - 0.9%
AU Optronics Corp.	315,000	363,089
Hon Hai Precision Industry Co. Ltd. (Foxconn)	122,100	573,440
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	576,535
TOTAL TAIWAN		1,513,064
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	232,200	584,047
United Kingdom - 18.1%
Aberdeen Asset Management PLC	228,700	480,190
Aegis Group PLC	342,500	680,351
Anglo American PLC (United Kingdom) (a)	56,917	2,417,274
BAE Systems PLC	175,400	919,188
Barclays PLC	329,899	1,694,406
BP PLC sponsored ADR (d)	47,300	2,466,695
Carphone Warehouse Group PLC (a)	125,750	369,913
Centrica PLC	233,225	1,047,470
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC:
(United Kingdom)	163,439	$ 1,663,984
sponsored ADR	42,300	2,152,647
Imperial Tobacco Group PLC	24,643	701,938
International Power PLC	106,057	536,757
Man Group PLC	185,340	684,134
Misys PLC (a)	160,200	570,367
National Grid PLC	64,100	618,030
Prudential PLC	205,286	1,802,050
Rio Tinto PLC	36,202	1,841,237
Royal Dutch Shell PLC Class A sponsored ADR (d)	105,800	6,638,947
TalkTalk Telecom Group PLC (a)	164,500	318,011
Vodafone Group PLC	93,300	206,712
Vodafone Group PLC sponsored ADR	143,612	3,188,186
Wolseley PLC (a)	31,162	778,165
TOTAL UNITED KINGDOM		31,776,652
TOTAL COMMON STOCKS (Cost $190,358,664)		171,514,317
Nonconvertible Preferred Stocks - 0.9%

Italy - 0.9%
Fiat SpA (Risparmio Shares)	64,000	519,144
Telecom Italia SpA (Risparmio Shares)	872,100	984,287
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,893,788)		1,503,431
Money Market Funds - 14.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	948,114	$ 948,114
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	24,015,100	24,015,100
TOTAL MONEY MARKET FUNDS (Cost $24,963,214)		24,963,214
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $217,215,666)		197,980,962
NET OTHER ASSETS - (12.8)%		(22,440,722)
NET ASSETS - 100%		$ 175,540,240
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,259
Fidelity Securities Lending Cash Central Fund	59,009
Total	$ 60,268
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 33,654,483	$ 9,072,412	$ 24,582,071	$ -
United Kingdom	31,776,652	14,446,475	17,330,177	-
France	20,158,042	8,283,390	11,874,652	-
Germany	12,031,736	2,678,850	9,352,886	-
Switzerland	8,422,440	1,335,906	7,086,534	-
Hong Kong	7,526,735	-	7,526,735	-
Spain	6,575,179	5,088,020	1,487,159	-
Italy	5,816,531	-	5,816,531	-
Australia	5,712,468	-	5,712,468	-
Other	41,343,482	14,097,890	27,245,592	-
Money Market Funds	24,963,214	24,963,214	-	-
Total Investments in Securities:	$ 197,980,962	$ 79,966,157	$ 118,014,805	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $82,466,040 of which $17,089,067 and $65,376,973 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,961,703) - See accompanying schedule: Unaffiliated issuers (cost $192,252,452)	$ 173,017,748
Fidelity Central Funds (cost $24,963,214)	24,963,214
Total Investments (cost $217,215,666)		$ 197,980,962
Foreign currency held at value (cost $127,104)		127,578
Receivable for investments sold		1,055,259
Receivable for fund shares sold		72,674
Dividends receivable		1,070,737
Distributions receivable from Fidelity Central Funds		32,051
Prepaid expenses		288
Other receivables		36,890
Total assets		200,376,439

Liabilities
Payable to custodian bank	$ 177,767
Payable for investments purchased	53,438
Payable for fund shares redeemed	390,132
Accrued management fee	109,741
Distribution fees payable	4,656
Other affiliated payables	38,260
Other payables and accrued expenses	47,105
Collateral on securities loaned, at value	24,015,100
Total liabilities		24,836,199

Net Assets		$ 175,540,240
Net Assets consist of:
Paid in capital		$ 278,482,429
Undistributed net investment income		1,314,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,022,434)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(19,234,176)
Net Assets		$ 175,540,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,729,489 ÷ 606,442 shares)	$ 7.80

Maximum offering price per share (100/94.25 of $7.80)	$ 8.28
Class T: Net Asset Value and redemption price per share ($1,999,556 ÷ 256,554 shares)	$ 7.79

Maximum offering price per share (100/96.50 of $7.79)	$ 8.07
Class B: Net Asset Value and offering price per share ($1,161,520 ÷ 148,688 shares)A	$ 7.81

Class C: Net Asset Value and offering price per share ($2,037,547 ÷ 260,784 shares)A	$ 7.81

International Value: Net Asset Value, offering price and redemption price per share ($165,086,777 ÷ 21,179,756 shares)	$ 7.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($525,351 ÷ 67,283 shares)	$ 7.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,934,551
Interest		10
Income from Fidelity Central Funds		60,268
		2,994,829
Less foreign taxes withheld		(253,587)
Total income		2,741,242

Expenses
Management fee Basic fee	$ 670,371
Performance adjustment	(29,948)
Transfer agent fees	249,084
Distribution fees	27,832
Accounting and security lending fees	42,627
Custodian fees and expenses	19,812
Independent trustees' compensation	529
Registration fees	47,272
Audit	33,430
Legal	548
Miscellaneous	1,263
Total expenses before reductions	1,062,820
Expense reductions	(20,684)	1,042,136
Net investment income (loss)		1,699,106
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,369,643)
Foreign currency transactions	(19,166)
Total net realized gain (loss)		(1,388,809)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,383,618
Assets and liabilities in foreign currencies	(24,745)
Total change in net unrealized appreciation (depreciation)		4,358,873
Net gain (loss)		2,970,064
Net increase (decrease) in net assets resulting from operations		$ 4,669,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,699,106	$ 3,337,187
Net realized gain (loss)	(1,388,809)	(62,114,878)
Change in net unrealized appreciation (depreciation)	4,358,873	101,639,080
Net increase (decrease) in net assets resulting from operations	4,669,170	42,861,389
Distributions to shareholders from net investment income	(3,135,757)	(3,076,516)
Distributions to shareholders from net realized gain	(123,529)	-
Total distributions	(3,259,286)	(3,076,516)
Share transactions - net increase (decrease)	(17,168,007)	(17,980,610)
Redemption fees	2,258	6,134
Total increase (decrease) in net assets	(15,755,865)	21,810,397

Net Assets
Beginning of period	191,296,105	169,485,708
End of period (including undistributed net investment income of $1,314,421 and undistributed net investment income of $2,751,072, respectively)	$ 175,540,240	$ 191,296,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.12	.21	.18	.06 H
Net realized and unrealized gain (loss)	.11	1.78	(6.53)	2.29	.54
Total from investment operations	.17	1.90	(6.32)	2.47	.60
Distributions from net investment income	(.11)	(.08)	(.15)	(.03)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.12) L	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.80	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	2.10%	32.71%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.40% A	1.34%	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.40% A	1.34%	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.38% A	1.32%	1.41%	1.37%	1.46% A
Net investment income (loss)	1.52% A	1.86%	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,729	$ 4,456	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.18	.15	.05 H
Net realized and unrealized gain (loss)	.11	1.77	(6.50)	2.29	.54
Total from investment operations	.16	1.87	(6.32)	2.44	.59
Distributions from net investment income	(.09)	(.05)	(.14)	(.02)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.10) L	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.79	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Total Return B,C,D	1.96%	32.14%	(51.60)%	23.13%	5.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.68% A	1.60%	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.68% A	1.60%	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.65% A	1.59%	1.66%	1.58%	1.71% A
Net investment income (loss)	1.24% A	1.59%	1.80%	1.27%	1.04% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,999	$ 2,395	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.74	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.11	1.79	(6.48)	2.29	.54
Total from investment operations	.14	1.86	(6.35)	2.38	.56
Distributions from net investment income	(.06)	-	(.08)	-	-
Distributions from net realized gain	(.01)	-	(.62)	(.01)	-
Total distributions	(.07) L	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	1.73%	31.63%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.15% A	2.08%	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.13% A	2.07%	2.17%	2.08%	2.21% A
Net investment income (loss)	.77% A	1.11%	1.29%	.77%	.54%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,162	$ 1,076	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.11	1.78	(6.47)	2.29	.54
Total from investment operations	.14	1.85	(6.34)	2.38	.56
Distributions from net investment income	(.05)	-	(.08)	-	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.06) L	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	1.75%	31.46%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.15% A	2.08%	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.13% A	2.06%	2.16%	2.05%	2.21% A
Net investment income (loss)	.76% A	1.12%	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,038	$ 2,108	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.13	.24	.22	.07 G
Net realized and unrealized gain (loss)	.10	1.78	(6.54)	2.29	.54
Total from investment operations	.17	1.91	(6.30)	2.51	.61
Distributions from net investment income	(.13)	(.11)	(.19)	(.04)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.13)K	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 7.79	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Total Return B, C	2.18%	33.09%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.09% A	1.07%	1.10%	1.03%	1.50%A
Expenses net of fee waivers, if any	1.09% A	1.07%	1.10%	1.03%	1.25%A
Expenses net of all reductions	1.07% A	1.06%	1.09%	1.02%	1.21%A
Net investment income (loss)	1.83% A	2.12%	2.37%	1.84%	1.54%A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,087	$ 180,447	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	50% A	46%	68%	59%	29%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.76	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08	.14	.25	.22	.07G
Net realized and unrealized gain (loss)	.11	1.78	(6.54)	2.30	.54
Total from investment operations	.19	1.92	(6.29)	2.52	.61
Distributions from net investment income	(.14)	(.12)	(.20)	(.04)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.14) K	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Total Return B, C	2.41%	33.06%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.97%A	.93%	1.02%	.98%	1.38%A
Expenses net of fee waivers, if any	.97%A	.93%	1.02%	.98%	1.25%A
Expenses net of all reductions	.95%A	.92%	1.01%	.96%	1.21%A
Net investment income (loss)	1.95%A	2.26%	2.45%	1.89%	1.54%A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 525	$ 814	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	50%A	46%	68%	59%	29%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,233,846
Gross unrealized depreciation	(33,378,547)
Net unrealized appreciation (depreciation)	$ (20,144,701)

Tax cost	$ 218,125,663

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $45,896,580 and $65,378,202, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,833	$ 279
Class T	.25%	.25%	5,800	58
Class B	.75%	.25%	5,685	4,276
Class C	.75%	.25%	10,514	1,632
			$ 27,832	$ 6,245

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,016
Class T	555
Class B*	320
Class C*	317
$ 3,208

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,539.32
Class T	3,976.34
Class B	1,845.32
Class C	3,411.32
International Value	231,860.26
Institutional Class	453.14
	$ 249,084

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $189 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $385 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $59,009.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,680 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 64,929	$ 38,784
Class T	27,801	19,023
Class B	8,869	-
Class C	14,357	-
International Value	3,006,248	3,001,128
Institutional Class	13,553	17,581
Total	$ 3,135,757	$ 3,076,516
From net realized gain
Class A	$ 2,899	$ -
Class T	1,544	-
Class B	715	-
Class C	1,354	-
International Value	116,522	-
Institutional Class	495	-
Total	$ 123,529	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	166,051	302,325	$ 1,294,623	$ 1,876,749
Reinvestment of distributions	7,621	6,730	61,732	35,265
Shares redeemed	(142,346)	(215,042)	(1,118,566)	(1,172,427)
Net increase (decrease)	31,326	94,013	$ 237,789	$ 739,587
Class T
Shares sold	39,599	72,122	$ 314,611	$ 432,831
Reinvestment of distributions	3,507	2,980	28,408	15,614
Shares redeemed	(96,270)	(118,669)	(742,528)	(709,124)
Net increase (decrease)	(53,164)	(43,567)	$ (399,509)	$ (260,679)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class B
Shares sold	32,281	51,221	$ 255,078	$ 307,508
Reinvestment of distributions	980	-	7,981	-
Shares redeemed	(23,571)	(70,451)	(186,134)	(387,465)
Net increase (decrease)	9,690	(19,230)	$ 76,925	$ (79,957)
Class C
Shares sold	23,507	108,573	$ 185,419	$ 666,628
Reinvestment of distributions	1,540	-	12,532	-
Shares redeemed	(36,847)	(139,651)	(294,995)	(850,584)
Net increase (decrease)	(11,800)	(31,078)	$ (97,044)	$ (183,956)
International Value
Shares sold	2,216,798	4,879,190	$ 17,455,462	$ 32,198,500
Reinvestment of distributions	369,795	550,070	2,987,943	2,876,866
Shares redeemed	(4,698,084)	(9,139,736)	(37,119,406)	(52,863,403)
Net increase (decrease)	(2,111,491)	(3,710,476)	$ (16,676,001)	$ (17,788,037)
Institutional Class
Shares sold	15,133	6,874	$ 117,965	$ 36,272
Reinvestment of distributions	185	572	1,498	2,992
Shares redeemed	(52,846)	(79,196)	(429,630)	(446,832)
Net increase (decrease)	(37,528)	(71,750)	$ (310,167)	$ (407,568)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AFIV-USAN-0610
1.827499.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Value
Fund - Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is
a class of Fidelity®
International Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,021.00	$ 7.02
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.60	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.15%
Actual		$ 1,000.00	$ 1,017.30	$ 10.75
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.15%
Actual		$ 1,000.00	$ 1,017.50	$ 10.75
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
International Value	1.09%
Actual		$ 1,000.00	$ 1,021.80	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,024.10	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 19.2%
United Kingdom 18.1%
France 11.5%
Germany 6.8%
Switzerland 4.8%
Hong Kong 4.3%
Spain 3.7%
Italy 3.4%
Australia 3.2%
Other 25.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 18.7%
United Kingdom 16.8%
France 11.8%
Germany 10.2%
Switzerland 5.9%
Italy 5.6%
Spain 3.7%
Hong Kong 3.5%
Canada 3.0%
Other 20.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	99.1
Short-Term Investments and Net Other Assets	1.4	0.9
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	3.8	2.6
E.ON AG (Germany, Electric Utilities)	2.7	3.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.4	2.4
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.1	1.3
Toyota Motor Corp. (Japan, Automobiles)	2.1	2.9
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.1	2.1
AXA SA sponsored ADR (France, Insurance)	2.1	2.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.9
Banco Santander SA (Spain, Commercial Banks)	1.9	1.3
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	1.8	1.5
	22.9
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.6	37.3
Energy	11.5	10.5
Consumer Discretionary	10.9	10.5
Industrials	8.4	8.3
Utilities	7.2	7.0
Materials	7.0	6.6
Telecommunication Services	5.6	7.6
Health Care	4.6	4.6
Information Technology	4.6	4.0
Consumer Staples	2.2	2.7
Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 3.2%
Intoll Group unit	593,083	$ 611,862
Macquarie Group Ltd.	49,337	2,249,160
MAp Group unit	194,275	556,752
Wesfarmers Ltd.	29,540	791,674
Westfield Group unit	127,286	1,503,020
TOTAL AUSTRALIA		5,712,468
Bailiwick of Jersey - 1.5%
Informa PLC	183,400	1,106,787
United Business Media Ltd.	108,900	919,215
WPP PLC	60,986	646,508
TOTAL BAILIWICK OF JERSEY		2,672,510
Bermuda - 1.2%
Seadrill Ltd.	80,500	2,027,957
Brazil - 1.5%
Banco do Brasil SA	29,100	501,981
Banco Santander (Brasil) SA ADR	75,400	876,902
Cyrela Brazil Realty SA	39,300	471,478
Itau Unibanco Banco Multiplo SA ADR	22,033	477,675
Petroleo Brasileiro SA - Petrobras sponsored ADR	8,100	343,683
TOTAL BRAZIL		2,671,719
Canada - 3.0%
Open Text Corp. (a)	15,500	656,332
Petrobank Energy & Resources Ltd. (a)	6,500	327,686
Power Corp. of Canada (sub. vtg.)	20,500	568,481
Suncor Energy, Inc.	41,700	1,425,974
Toronto-Dominion Bank	30,800	2,288,329
TOTAL CANADA		5,266,802
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	2,092,000	872,322
China - 1.2%
China Merchants Bank Co. Ltd. (H Shares)	366,572	898,632
Industrial & Commercial Bank of China Ltd. (H Shares)	983,000	716,452
Nine Dragons Paper (Holdings) Ltd.	312,000	526,306
TOTAL CHINA		2,141,390
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	10,000	480,216
Common Stocks - continued
	Shares	Value
Denmark - 1.3%
Novo Nordisk AS Series B	9,392	$ 772,809
Vestas Wind Systems AS (a)	24,805	1,513,649
TOTAL DENMARK		2,286,458
France - 11.5%
Atos Origin SA (a)	9,086	460,460
AXA SA sponsored ADR (d)	188,900	3,619,324
BNP Paribas SA (d)	29,431	2,021,730
Christian Dior SA	5,100	542,989
Compagnie de St. Gobain	22,183	1,095,197
Credit Agricole SA	62,600	894,970
Pernod-Ricard SA	4,338	369,122
PPR SA	7,200	967,786
Renault SA (a)	8,100	375,316
Sanofi-Aventis	6,400	436,648
Sanofi-Aventis sponsored ADR	52,400	1,787,364
Schneider Electric SA (d)	6,417	728,594
Societe Generale Series A	37,107	1,981,709
Total SA	5,400	293,833
Total SA sponsored ADR	52,900	2,876,702
Unibail-Rodamco	9,027	1,706,298
TOTAL FRANCE		20,158,042
Germany - 6.8%
Allianz AG sponsored ADR	83,500	946,890
BASF AG (d)	16,700	973,125
Bayerische Motoren Werke AG (BMW)	12,734	626,450
Daimler AG (United States)	34,000	1,731,960
Deutsche Boerse AG	11,000	853,183
E.ON AG (d)	131,068	4,820,732
Metro AG	13,300	795,709
Munich Re Group (d)	9,123	1,283,687
TOTAL GERMANY		12,031,736
Greece - 0.6%
Hellenic Telecommunications Organization SA	61,294	676,135
Public Power Corp. of Greece	28,000	458,420
TOTAL GREECE		1,134,555
Hong Kong - 4.3%
China Resources Power Holdings Co. Ltd.	396,000	802,797
CNOOC Ltd.	507,000	891,793
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Group Ltd.	88,000	$ 429,902
Hutchison Whampoa Ltd.	119,000	816,704
Swire Pacific Ltd. (A Shares)	225,800	2,618,124
Techtronic Industries Co. Ltd.	727,500	755,961
Wharf Holdings Ltd.	224,000	1,211,454
TOTAL HONG KONG		7,526,735
India - 0.3%
Bank of Baroda	37,000	570,100
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	917,500	898,154
PT Semen Gresik Tbk	497,500	448,053
TOTAL INDONESIA		1,346,207
Ireland - 1.1%
CRH PLC sponsored ADR (d)	68,500	1,958,415
Italy - 2.5%
Intesa Sanpaolo SpA	896,982	2,956,710
UniCredit SpA	517,509	1,356,390
TOTAL ITALY		4,313,100
Japan - 19.2%
Aisin Seiki Co. Ltd.	16,000	488,704
Credit Saison Co. Ltd.	30,200	441,707
Denso Corp.	51,000	1,488,422
East Japan Railway Co.	28,800	1,926,644
Honda Motor Co. Ltd.	37,900	1,282,512
Japan Retail Fund Investment Corp.	714	962,338
JSR Corp.	26,900	549,284
Konica Minolta Holdings, Inc.	60,000	758,993
Miraca Holdings, Inc.	34,000	1,093,154
Mitsubishi UFJ Financial Group, Inc.	537,400	2,800,559
Mitsui & Co. Ltd.	243,400	3,658,277
Nippon Electric Glass Co. Ltd.	92,000	1,411,391
Nippon Telegraph & Telephone Corp.	10,800	439,622
Obic Co. Ltd.	3,880	780,296
ORIX Corp.	16,480	1,517,641
Promise Co. Ltd. (a)(d)	72,950	697,425
Seven & i Holdings Co., Ltd.	19,700	503,777
SOFTBANK CORP.	20,000	447,321
Sumitomo Corp.	148,700	1,790,727
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Metal Industries Ltd.	270,000	$ 732,928
Sumitomo Mitsui Financial Group, Inc.	44,800	1,481,697
Tokio Marine Holdings, Inc.	26,000	774,077
Tokyo Electric Power Co.	35,200	883,441
Tokyo Gas Co., Ltd.	344,000	1,461,925
Toyota Motor Corp.	96,000	3,709,442
USS Co. Ltd.	6,910	473,026
Xebio Co. Ltd.	17,600	374,560
Yamada Denki Co. Ltd.	9,260	724,593
TOTAL JAPAN		33,654,483
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	15,815	672,642
Shinhan Financial Group Co. Ltd. sponsored ADR	2,600	221,364
TOTAL KOREA (SOUTH)		894,006
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands) (d)	17,800	692,768
(NY Shares) Class A (a)	35,100	1,362,933
TOTAL LUXEMBOURG		2,055,701
Netherlands - 2.5%
Gemalto NV	25,400	1,132,377
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,178,314
sponsored ADR (a)	56,800	503,816
Koninklijke Ahold NV	61,333	841,100
Koninklijke KPN NV	50,100	751,734
TOTAL NETHERLANDS		4,407,341
Norway - 1.0%
Aker Solutions ASA	46,400	775,555
DnB NOR ASA (d)	32,800	388,245
Orkla ASA (A Shares) (d)	62,150	523,727
TOTAL NORWAY		1,687,527
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	10,600	596,144
Portugal - 0.6%
Energias de Portugal SA	278,276	995,996
Common Stocks - continued
	Shares	Value
Russia - 0.3%
OAO Gazprom sponsored ADR	21,900	$ 508,518
Singapore - 1.9%
DBS Group Holdings Ltd.	49,000	539,539
United Overseas Bank Ltd.	137,000	2,004,300
Yanlord Land Group Ltd.	577,000	712,609
TOTAL SINGAPORE		3,256,448
South Africa - 0.3%
Impala Platinum Holdings Ltd.	18,500	527,963
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	57,416	753,872
Banco Santander SA (d)	77,889	985,545
Banco Santander SA sponsored ADR (d)	183,700	2,266,858
Iberdrola SA	63,200	501,614
Telefonica SA sponsored ADR	30,500	2,067,290
TOTAL SPAIN		6,575,179
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	76,939	888,076
Switzerland - 4.8%
Roche Holding AG (participation certificate)	26,574	4,195,942
Transocean Ltd. (a)	18,439	1,335,906
Zurich Financial Services AG	13,038	2,890,592
TOTAL SWITZERLAND		8,422,440
Taiwan - 0.9%
AU Optronics Corp.	315,000	363,089
Hon Hai Precision Industry Co. Ltd. (Foxconn)	122,100	573,440
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	576,535
TOTAL TAIWAN		1,513,064
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	232,200	584,047
United Kingdom - 18.1%
Aberdeen Asset Management PLC	228,700	480,190
Aegis Group PLC	342,500	680,351
Anglo American PLC (United Kingdom) (a)	56,917	2,417,274
BAE Systems PLC	175,400	919,188
Barclays PLC	329,899	1,694,406
BP PLC sponsored ADR (d)	47,300	2,466,695
Carphone Warehouse Group PLC (a)	125,750	369,913
Centrica PLC	233,225	1,047,470
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC:
(United Kingdom)	163,439	$ 1,663,984
sponsored ADR	42,300	2,152,647
Imperial Tobacco Group PLC	24,643	701,938
International Power PLC	106,057	536,757
Man Group PLC	185,340	684,134
Misys PLC (a)	160,200	570,367
National Grid PLC	64,100	618,030
Prudential PLC	205,286	1,802,050
Rio Tinto PLC	36,202	1,841,237
Royal Dutch Shell PLC Class A sponsored ADR (d)	105,800	6,638,947
TalkTalk Telecom Group PLC (a)	164,500	318,011
Vodafone Group PLC	93,300	206,712
Vodafone Group PLC sponsored ADR	143,612	3,188,186
Wolseley PLC (a)	31,162	778,165
TOTAL UNITED KINGDOM		31,776,652
TOTAL COMMON STOCKS (Cost $190,358,664)		171,514,317
Nonconvertible Preferred Stocks - 0.9%

Italy - 0.9%
Fiat SpA (Risparmio Shares)	64,000	519,144
Telecom Italia SpA (Risparmio Shares)	872,100	984,287
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,893,788)		1,503,431
Money Market Funds - 14.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	948,114	$ 948,114
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	24,015,100	24,015,100
TOTAL MONEY MARKET FUNDS (Cost $24,963,214)		24,963,214
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $217,215,666)		197,980,962
NET OTHER ASSETS - (12.8)%		(22,440,722)
NET ASSETS - 100%		$ 175,540,240
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,259
Fidelity Securities Lending Cash Central Fund	59,009
Total	$ 60,268
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 33,654,483	$ 9,072,412	$ 24,582,071	$ -
United Kingdom	31,776,652	14,446,475	17,330,177	-
France	20,158,042	8,283,390	11,874,652	-
Germany	12,031,736	2,678,850	9,352,886	-
Switzerland	8,422,440	1,335,906	7,086,534	-
Hong Kong	7,526,735	-	7,526,735	-
Spain	6,575,179	5,088,020	1,487,159	-
Italy	5,816,531	-	5,816,531	-
Australia	5,712,468	-	5,712,468	-
Other	41,343,482	14,097,890	27,245,592	-
Money Market Funds	24,963,214	24,963,214	-	-
Total Investments in Securities:	$ 197,980,962	$ 79,966,157	$ 118,014,805	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $82,466,040 of which $17,089,067 and $65,376,973 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,961,703) - See accompanying schedule: Unaffiliated issuers (cost $192,252,452)	$ 173,017,748
Fidelity Central Funds (cost $24,963,214)	24,963,214
Total Investments (cost $217,215,666)		$ 197,980,962
Foreign currency held at value (cost $127,104)		127,578
Receivable for investments sold		1,055,259
Receivable for fund shares sold		72,674
Dividends receivable		1,070,737
Distributions receivable from Fidelity Central Funds		32,051
Prepaid expenses		288
Other receivables		36,890
Total assets		200,376,439

Liabilities
Payable to custodian bank	$ 177,767
Payable for investments purchased	53,438
Payable for fund shares redeemed	390,132
Accrued management fee	109,741
Distribution fees payable	4,656
Other affiliated payables	38,260
Other payables and accrued expenses	47,105
Collateral on securities loaned, at value	24,015,100
Total liabilities		24,836,199

Net Assets		$ 175,540,240
Net Assets consist of:
Paid in capital		$ 278,482,429
Undistributed net investment income		1,314,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,022,434)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(19,234,176)
Net Assets		$ 175,540,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,729,489 ÷ 606,442 shares)	$ 7.80

Maximum offering price per share (100/94.25 of $7.80)	$ 8.28
Class T: Net Asset Value and redemption price per share ($1,999,556 ÷ 256,554 shares)	$ 7.79

Maximum offering price per share (100/96.50 of $7.79)	$ 8.07
Class B: Net Asset Value and offering price per share ($1,161,520 ÷ 148,688 shares)A	$ 7.81

Class C: Net Asset Value and offering price per share ($2,037,547 ÷ 260,784 shares)A	$ 7.81

International Value: Net Asset Value, offering price and redemption price per share ($165,086,777 ÷ 21,179,756 shares)	$ 7.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($525,351 ÷ 67,283 shares)	$ 7.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,934,551
Interest		10
Income from Fidelity Central Funds		60,268
		2,994,829
Less foreign taxes withheld		(253,587)
Total income		2,741,242

Expenses
Management fee Basic fee	$ 670,371
Performance adjustment	(29,948)
Transfer agent fees	249,084
Distribution fees	27,832
Accounting and security lending fees	42,627
Custodian fees and expenses	19,812
Independent trustees' compensation	529
Registration fees	47,272
Audit	33,430
Legal	548
Miscellaneous	1,263
Total expenses before reductions	1,062,820
Expense reductions	(20,684)	1,042,136
Net investment income (loss)		1,699,106
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,369,643)
Foreign currency transactions	(19,166)
Total net realized gain (loss)		(1,388,809)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,383,618
Assets and liabilities in foreign currencies	(24,745)
Total change in net unrealized appreciation (depreciation)		4,358,873
Net gain (loss)		2,970,064
Net increase (decrease) in net assets resulting from operations		$ 4,669,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,699,106	$ 3,337,187
Net realized gain (loss)	(1,388,809)	(62,114,878)
Change in net unrealized appreciation (depreciation)	4,358,873	101,639,080
Net increase (decrease) in net assets resulting from operations	4,669,170	42,861,389
Distributions to shareholders from net investment income	(3,135,757)	(3,076,516)
Distributions to shareholders from net realized gain	(123,529)	-
Total distributions	(3,259,286)	(3,076,516)
Share transactions - net increase (decrease)	(17,168,007)	(17,980,610)
Redemption fees	2,258	6,134
Total increase (decrease) in net assets	(15,755,865)	21,810,397

Net Assets
Beginning of period	191,296,105	169,485,708
End of period (including undistributed net investment income of $1,314,421 and undistributed net investment income of $2,751,072, respectively)	$ 175,540,240	$ 191,296,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.12	.21	.18	.06 H
Net realized and unrealized gain (loss)	.11	1.78	(6.53)	2.29	.54
Total from investment operations	.17	1.90	(6.32)	2.47	.60
Distributions from net investment income	(.11)	(.08)	(.15)	(.03)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.12) L	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.80	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	2.10%	32.71%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.40% A	1.34%	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.40% A	1.34%	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.38% A	1.32%	1.41%	1.37%	1.46% A
Net investment income (loss)	1.52% A	1.86%	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,729	$ 4,456	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.18	.15	.05 H
Net realized and unrealized gain (loss)	.11	1.77	(6.50)	2.29	.54
Total from investment operations	.16	1.87	(6.32)	2.44	.59
Distributions from net investment income	(.09)	(.05)	(.14)	(.02)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.10) L	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.79	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Total Return B,C,D	1.96%	32.14%	(51.60)%	23.13%	5.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.68% A	1.60%	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.68% A	1.60%	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.65% A	1.59%	1.66%	1.58%	1.71% A
Net investment income (loss)	1.24% A	1.59%	1.80%	1.27%	1.04% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,999	$ 2,395	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.74	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.11	1.79	(6.48)	2.29	.54
Total from investment operations	.14	1.86	(6.35)	2.38	.56
Distributions from net investment income	(.06)	-	(.08)	-	-
Distributions from net realized gain	(.01)	-	(.62)	(.01)	-
Total distributions	(.07) L	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	1.73%	31.63%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.15% A	2.08%	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.13% A	2.07%	2.17%	2.08%	2.21% A
Net investment income (loss)	.77% A	1.11%	1.29%	.77%	.54%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,162	$ 1,076	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.11	1.78	(6.47)	2.29	.54
Total from investment operations	.14	1.85	(6.34)	2.38	.56
Distributions from net investment income	(.05)	-	(.08)	-	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.06) L	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	1.75%	31.46%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.15% A	2.08%	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.13% A	2.06%	2.16%	2.05%	2.21% A
Net investment income (loss)	.76% A	1.12%	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,038	$ 2,108	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	50% A	46%	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.13	.24	.22	.07 G
Net realized and unrealized gain (loss)	.10	1.78	(6.54)	2.29	.54
Total from investment operations	.17	1.91	(6.30)	2.51	.61
Distributions from net investment income	(.13)	(.11)	(.19)	(.04)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.13)K	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 7.79	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Total Return B, C	2.18%	33.09%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.09% A	1.07%	1.10%	1.03%	1.50%A
Expenses net of fee waivers, if any	1.09% A	1.07%	1.10%	1.03%	1.25%A
Expenses net of all reductions	1.07% A	1.06%	1.09%	1.02%	1.21%A
Net investment income (loss)	1.83% A	2.12%	2.37%	1.84%	1.54%A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,087	$ 180,447	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	50% A	46%	68%	59%	29%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.76	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08	.14	.25	.22	.07G
Net realized and unrealized gain (loss)	.11	1.78	(6.54)	2.30	.54
Total from investment operations	.19	1.92	(6.29)	2.52	.61
Distributions from net investment income	(.14)	(.12)	(.20)	(.04)	-
Distributions from net realized gain	(.01)	-	(.62)	(.02)	-
Total distributions	(.14) K	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 7.81	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Total Return B, C	2.41%	33.06%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.97%A	.93%	1.02%	.98%	1.38%A
Expenses net of fee waivers, if any	.97%A	.93%	1.02%	.98%	1.25%A
Expenses net of all reductions	.95%A	.92%	1.01%	.96%	1.21%A
Net investment income (loss)	1.95%A	2.26%	2.45%	1.89%	1.54%A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 525	$ 814	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	50%A	46%	68%	59%	29%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,233,846
Gross unrealized depreciation	(33,378,547)
Net unrealized appreciation (depreciation)	$ (20,144,701)

Tax cost	$ 218,125,663

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $45,896,580 and $65,378,202, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,833	$ 279
Class T	.25%	.25%	5,800	58
Class B	.75%	.25%	5,685	4,276
Class C	.75%	.25%	10,514	1,632
			$ 27,832	$ 6,245

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,016
Class T	555
Class B*	320
Class C*	317
$ 3,208

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,539.32
Class T	3,976.34
Class B	1,845.32
Class C	3,411.32
International Value	231,860.26
Institutional Class	453.14
	$ 249,084

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $189 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $385 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $59,009.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,680 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 64,929	$ 38,784
Class T	27,801	19,023
Class B	8,869	-
Class C	14,357	-
International Value	3,006,248	3,001,128
Institutional Class	13,553	17,581
Total	$ 3,135,757	$ 3,076,516
From net realized gain
Class A	$ 2,899	$ -
Class T	1,544	-
Class B	715	-
Class C	1,354	-
International Value	116,522	-
Institutional Class	495	-
Total	$ 123,529	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	166,051	302,325	$ 1,294,623	$ 1,876,749
Reinvestment of distributions	7,621	6,730	61,732	35,265
Shares redeemed	(142,346)	(215,042)	(1,118,566)	(1,172,427)
Net increase (decrease)	31,326	94,013	$ 237,789	$ 739,587
Class T
Shares sold	39,599	72,122	$ 314,611	$ 432,831
Reinvestment of distributions	3,507	2,980	28,408	15,614
Shares redeemed	(96,270)	(118,669)	(742,528)	(709,124)
Net increase (decrease)	(53,164)	(43,567)	$ (399,509)	$ (260,679)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class B
Shares sold	32,281	51,221	$ 255,078	$ 307,508
Reinvestment of distributions	980	-	7,981	-
Shares redeemed	(23,571)	(70,451)	(186,134)	(387,465)
Net increase (decrease)	9,690	(19,230)	$ 76,925	$ (79,957)
Class C
Shares sold	23,507	108,573	$ 185,419	$ 666,628
Reinvestment of distributions	1,540	-	12,532	-
Shares redeemed	(36,847)	(139,651)	(294,995)	(850,584)
Net increase (decrease)	(11,800)	(31,078)	$ (97,044)	$ (183,956)
International Value
Shares sold	2,216,798	4,879,190	$ 17,455,462	$ 32,198,500
Reinvestment of distributions	369,795	550,070	2,987,943	2,876,866
Shares redeemed	(4,698,084)	(9,139,736)	(37,119,406)	(52,863,403)
Net increase (decrease)	(2,111,491)	(3,710,476)	$ (16,676,001)	$ (17,788,037)
Institutional Class
Shares sold	15,133	6,874	$ 117,965	$ 36,272
Reinvestment of distributions	185	572	1,498	2,992
Shares redeemed	(52,846)	(79,196)	(429,630)	(446,832)
Net increase (decrease)	(37,528)	(71,750)	$ (310,167)	$ (407,568)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AFIVI-USAN-0610
1.827491.103

Fidelity®
Series Emerging Markets
Fund

Fidelity Series Emerging Markets Fund
Class F

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Series Emerging Markets	1.14%
Actual		$ 1,000.00	$ 1,135.40	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class F	.91%
Actual		$ 1,000.00	$ 1,136.90	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Brazil 16.3%
Korea (South) 13.6%
China 9.0%
India 8.8%
Russia 8.4%
Taiwan 6.1%
South Africa 5.7%
Hong Kong 4.9%
Mexico 4.4%
Other 22.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Brazil 18.0%
Korea (South) 9.8%
China 9.6%
India 8.5%
Taiwan 7.6%
Hong Kong 7.0%
Russia 6.8%
South Africa 6.6%
Mexico 4.6%
Other 21.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.2
Short-Term Investments and Net Other Assets	1.3	0.8
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	3.1	2.3
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.7	3.0
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.6	3.6
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.9	1.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.8	1.8
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.8	1.9
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.8	2.2
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.7	0.9
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.5	1.3
China Mobile (Hong Kong) Ltd. sponsored ADR (Hong Kong, Wireless Telecommunication Services)	1.4	1.8
	20.3
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	24.6
Materials	15.3	14.1
Energy	14.0	14.8
Information Technology	13.8	13.5
Telecommunication Services	7.9	8.9
Industrials	7.3	7.5
Consumer Discretionary	5.7	5.1
Consumer Staples	5.4	5.8
Utilities	3.6	2.9
Health Care	2.4	2.0

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	155,600	$ 4,356,800
Bailiwick of Jersey - 0.2%
Heritage Oil PLC (a)	394,000	2,742,440
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia) (d)	804,213	5,193,054
Central European Media Enterprises Ltd. Class A (a)	123,900	4,212,600
CNPC (Hong Kong) Ltd.	5,662,000	7,504,194
Huabao International Holdings Ltd.	9,484,000	10,961,210
Trinity Ltd.	6,730,000	4,725,169
TOTAL BERMUDA		32,596,227
Brazil - 16.3%
Anhanguera Educacional Participacoes SA unit (a)	280,156	4,284,672
Banco do Brasil SA	1,019,300	17,583,138
Banco do Estado do Rio Grande do Sul SA (e)	743,000	5,720,153
BM&F BOVESPA SA	1,416,100	9,329,581
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	649,000	11,314,882
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	752,400	14,032,260
Cosan SA Industria e Comercio (a)	544,700	6,848,123
Ecorodovias Infraestrutura e Logistica SA (a)	1,102,300	6,025,403
Gerdau SA	325,800	4,045,435
Iguatemi Empresa de Shopping Centers SA	487,100	8,147,528
Itau Unibanco Banco Multiplo SA ADR	1,067,060	23,133,861
Localiza Rent A Car SA	549,800	6,092,896
Mills Estruturas e Servicos de Engenharia SA (a)	650,000	4,312,264
Natura Cosmeticos SA	410,700	8,719,946
Net Servicos de Comunicacao SA sponsored ADR (a)	694,000	8,154,500
OGX Petroleo e Gas Participacoes SA	1,528,800	15,288,440
PDG Realty S.A. Empreendimentos e Participacoes	710,600	6,460,186
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	511,400	19,402,516
sponsored ADR (d)	813,100	34,499,833
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	510,600	7,587,516
TIM Participacoes SA	2,677,400	6,886,261
Tivit Terc de Tec E Servico SA	534,910	5,290,775
Vale SA (PN-A) sponsored ADR	1,713,700	46,115,667
Vivo Participacoes SA sponsored ADR	205,500	5,439,585
TOTAL BRAZIL		284,715,421
Canada - 0.8%
First Quantum Minerals Ltd.	75,900	5,821,340
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	47,600	$ 5,215,765
Sherritt International Corp.	484,700	3,768,087
TOTAL CANADA		14,805,192
Cayman Islands - 1.8%
China Forestry Holdings Co. Ltd.	11,684,000	4,980,470
Eurasia Drilling Co. Ltd. GDR (Reg. S)	278,400	5,751,993
Geely Automobile Holdings Ltd. (d)	11,545,000	4,921,958
Hidili Industry International Development Ltd. (a)	4,804,000	5,235,990
Xinao Gas Holdings Ltd.	3,338,000	10,073,755
TOTAL CAYMAN ISLANDS		30,964,166
Chile - 0.5%
Enersis SA	20,190,718	8,073,175
China - 9.0%
Baidu.com, Inc. sponsored ADR (a)	10,400	7,168,720
China Construction Bank Corp. (H Shares)	38,322,000	31,120,047
China Merchants Bank Co. Ltd. (H Shares)	487,450	1,194,958
China Shenhua Energy Co. Ltd. (H Shares)	2,988,000	12,821,784
Digital China Holdings Ltd. (H Shares)	2,569,000	3,781,597
Golden Eagle Retail Group Ltd. (H Shares)	2,989,000	5,757,670
Industrial & Commercial Bank of China Ltd. (H Shares)	42,914,000	31,277,560
Jiangsu Expressway Co. Ltd. (H Shares)	7,154,000	6,717,215
Minth Group Ltd.	2,868,000	4,035,939
Ping An Insurance Group Co. China Ltd. (H Shares)	1,972,500	16,886,165
Tencent Holdings Ltd.	768,400	15,890,510
Tingyi (Cayman Island) Holding Corp.	3,268,000	8,118,474
Weichai Power Co. Ltd. (H Shares)	912,000	7,457,664
ZTE Corp. (H Shares)	1,460,490	5,231,868
TOTAL CHINA		157,460,171
Egypt - 1.3%
Commercial International Bank Ltd.	824,600	11,162,286
Orascom Telecom Holding SAE	5,890,350	7,576,183
Talaat Moustafa Group Holding (a)	2,254,600	3,410,899
TOTAL EGYPT		22,149,368
Hong Kong - 4.9%
Cathay Pacific Airways Ltd.	3,158,000	6,578,155
China Agri-Industries Holding Ltd.	6,589,000	8,632,488
China Mobile (Hong Kong) Ltd. sponsored ADR	516,000	25,232,400
CNOOC Ltd. sponsored ADR (d)	123,700	21,761,304
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Cosco Pacific Ltd.	3,894,000	$ 5,250,458
Lenovo Group Ltd.	10,428,000	7,687,617
Shanghai Industrial Holdings Ltd.	1,795,000	7,755,220
Sino-Ocean Land Holdings Ltd.	4,753,500	3,644,274
TOTAL HONG KONG		86,541,916
Hungary - 1.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	65,700	6,688,141
OTP Bank Ltd. (a)	329,300	11,712,359
TOTAL HUNGARY		18,400,500
India - 8.8%
Bank of Baroda	711,203	10,958,284
Dabur India Ltd.	1,784,895	7,243,796
Housing Development and Infrastructure Ltd. (a)	464,159	2,792,703
Indiabulls Real Estate Ltd. (a)	1,430,780	5,402,860
Infosys Technologies Ltd. sponsored ADR (d)	351,600	21,053,808
Jain Irrigation Systems Ltd.	286,266	7,015,932
Jindal Steel & Power Ltd.	1,059,529	17,663,161
Larsen & Toubro Ltd.	256,647	9,286,264
Pantaloon Retail India Ltd.	436,849	4,278,834
Power Finance Corp. Ltd.	455,805	2,749,292
Reliance Industries Ltd.	1,103,096	25,557,864
Tata Consultancy Services Ltd.	571,614	9,817,897
Tata Power Co. Ltd.	196,554	5,985,590
Tata Steel Ltd.	456,864	6,315,442
Union Bank of India	711,979	5,039,260
Unitech Ltd.	6,991,612	13,164,747
TOTAL INDIA		154,325,734
Indonesia - 3.6%
PT Bakrieland Development Tbk (a)	182,792,000	4,669,053
PT Bank Central Asia Tbk	11,602,500	6,946,396
PT Bank Rakyat Indonesia Tbk	11,726,500	11,479,236
PT Gudang Garam Tbk	1,541,500	4,677,944
PT Indocement Tunggal Prakarsa Tbk	4,981,000	8,632,410
PT Indofood Sukses Makmur Tbk	20,801,000	8,876,127
PT Indosat Tbk	7,147,500	4,637,179
PT International Nickel Indonesia Tbk	11,725,000	6,366,745
PT Perusahaan Gas Negara Tbk Series B	14,009,500	6,292,883
TOTAL INDONESIA		62,577,973
Common Stocks - continued
	Shares	Value
Ireland - 0.3%
Dragon Oil PLC (a)	797,500	$ 5,848,327
Israel - 1.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	512,500	30,099,125
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit (a)	824,424	7,830,706
Korea (South) - 13.6%
Doosan Heavy Industries & Construction Co. Ltd.	96,803	7,098,713
Hana Financial Group, Inc.	323,340	10,055,731
Hynix Semiconductor, Inc. (a)	536,910	13,587,618
Hyundai Mipo Dockyard Co. Ltd.	49,230	6,930,815
Hyundai Mobis	64,065	10,631,825
KB Financial Group, Inc.	430,700	20,982,455
Kia Motors Corp.	296,470	7,232,866
Korea Electric Power Corp. (a)	303,550	9,207,537
Korea Exchange Bank	550,020	6,712,394
LG Chemical Ltd.	58,743	14,852,667
LG Display Co. Ltd.	265,030	11,269,796
LG Innotek Co. Ltd.	45,974	7,106,102
NCsoft Corp.	41,838	6,219,438
Orion Corp.	28,838	7,556,463
POSCO	25,125	11,265,364
Samsung C&T Corp.	184,652	8,730,403
Samsung Electronics Co. Ltd.	61,447	46,714,220
Samsung Engineering Co. Ltd.	77,090	7,428,296
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	225,700	19,216,098
Tong Yang Life Insurance Co. Ltd.	421,970	5,271,424
TOTAL KOREA (SOUTH)		238,070,225
Luxembourg - 1.0%
Evraz Group SA GDR (a)	140,100	5,052,536
Millicom International Cellular SA	48,100	4,246,268
Ternium SA sponsored ADR (a)	212,600	7,853,444
TOTAL LUXEMBOURG		17,152,248
Malaysia - 0.5%
Axiata Group Bhd	7,660,500	9,327,328
Mexico - 4.4%
America Movil SAB de CV Series L sponsored ADR	638,800	32,885,424
Corporacion Geo SA de CV Series B (a)	1,588,700	5,035,072
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	584,700	6,180,279
Gruma SA de CV Series B (a)	1,928,100	3,549,583
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte SAB de CV Series O	419,400	$ 1,741,835
Grupo Modelo SAB de CV Series C	1,720,400	9,490,455
Grupo Televisa SA de CV (CPO) sponsored ADR	513,400	10,668,452
Telmex Internacional SAB de CV Series L ADR	383,700	7,328,670
TOTAL MEXICO		76,879,770
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	1,066,494	8,224,002
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	300,300	9,876,867
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	121,100	6,810,664
Poland - 0.6%
ENEA SA	942,777	5,839,094
Eurocash SA	517,360	3,818,453
TOTAL POLAND		9,657,547
Russia - 8.4%
LSR Group OJSC:
GDR (Reg. S) (a)	380,600	3,223,188
unit (a)(e)	156,900	1,341,495
Lukoil Oil Co. sponsored ADR	342,600	19,665,240
Magnit OJSC GDR (Reg. S)	425,000	7,964,875
Mechel Steel Group OAO sponsored ADR (d)	478,100	12,287,170
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	469,200	6,251,154
OAO Gazprom sponsored ADR	1,332,300	30,936,006
OAO NOVATEK GDR	174,600	13,081,424
OAO Tatneft sponsored ADR	247,400	7,459,677
OGK-2 JSC GDR (Reg. S) (a)	930,700	5,726,512
OJSC MMC Norilsk Nickel sponsored ADR (a)	765,600	14,699,520
Polymetal JSC GDR (Reg. S) (a)	599,700	6,248,464
Sberbank (Savings Bank of the Russian Federation) GDR	68,600	18,455,119
TOTAL RUSSIA		147,339,844
South Africa - 5.7%
African Bank Investments Ltd.	1,477,900	7,112,888
African Rainbow Minerals Ltd.	360,700	9,754,258
Aspen Pharmacare Holdings Ltd. (a)	578,100	6,535,078
Aveng Ltd.	1,203,900	6,063,099
Blue Label Telecoms Ltd. (a)	6,543,600	4,535,738
Clicks Group Ltd.	1,429,986	5,991,751
Imperial Holdings Ltd.	380,347	5,071,980
Common Stocks - continued
	Shares	Value
South Africa - continued
Mr. Price Group Ltd.	742,500	$ 4,211,839
MTN Group Ltd.	537,400	7,953,505
Mvelaphanda Resources Ltd. (a)	1,056,614	7,338,293
Shoprite Holdings Ltd.	937,600	10,027,808
Standard Bank Group Ltd.	1,268,030	19,688,670
Truworths International Ltd.	832,400	5,995,218
TOTAL SOUTH AFRICA		100,280,125
Taiwan - 6.1%
Acer, Inc.	3,070,980	8,377,929
Cathay Financial Holding Co. Ltd. (a)	4,941,000	7,909,078
Chroma ATE, Inc.	2,082,000	4,457,614
Delta Electronics, Inc.	2,584,000	8,568,876
Epistar Corp.	1,808,000	5,787,467
Formosa Plastics Corp.	3,069,000	6,821,054
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,938,200	18,495,663
Synnex Technology International Corp.	2,948,000	7,027,904
Taiwan Mobile Co. Ltd.	3,790,000	7,255,829
Taiwan Semiconductor Manufacturing Co. Ltd.	3,618,284	7,084,283
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,317,451	13,951,806
Wintek Corp. (a)	7,154,000	5,958,834
Yuanta Financial Holding Co. Ltd.	8,233,000	4,910,899
TOTAL TAIWAN		106,607,236
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	2,686,000	6,241,088
Banpu PCL unit	255,000	4,996,852
Siam Commercial Bank PCL (For. Reg.)	2,455,700	6,176,761
TOTAL THAILAND		17,414,701
Turkey - 1.3%
Asya Katilim Bankasi AS	3,067,000	8,157,792
Turkiye Garanti Bankasi AS	3,104,000	15,115,529
TOTAL TURKEY		23,273,321
United Kingdom - 1.5%
BG Group PLC	309,764	5,235,136
Ferrexpo PLC	1,631,200	8,723,292
Hikma Pharmaceuticals PLC	478,686	4,574,882
Vedanta Resources PLC	187,800	7,177,947
TOTAL UNITED KINGDOM		25,711,257
Common Stocks - continued
	Shares	Value
United States of America - 0.3%
Central European Distribution Corp. (a)	174,900	$ 6,060,285
TOTAL COMMON STOCKS (Cost $1,432,897,786)		1,726,172,661
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.21% (b)	9,904,940	9,904,940
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	51,587,636	51,587,636
TOTAL MONEY MARKET FUNDS (Cost $61,492,576)		61,492,576
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,494,390,362)		1,787,665,237
NET OTHER ASSETS - (2.2)%		(38,170,884)
NET ASSETS - 100%		$ 1,749,494,353
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,061,648 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,124
Fidelity Securities Lending Cash Central Fund	80,521
Total	$ 103,645
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 284,715,421	$ 284,715,421	$ -	$ -
Korea (South)	238,070,225	19,216,098	218,854,127	-
China	157,460,171	7,168,720	150,291,451	-
India	154,325,734	21,053,808	133,271,926	-
Russia	147,339,844	84,655,943	62,683,901	-
Taiwan	106,607,236	13,951,806	92,655,430	-
South Africa	100,280,125	100,280,125	-	-
Hong Kong	86,541,916	46,993,704	39,548,212	-
Mexico	76,879,770	76,879,770	-	-
Other	373,952,219	169,875,156	204,077,063	-
Money Market Funds	61,492,576	61,492,576	-	-
Total Investments in Securities:	$ 1,787,665,237	$ 886,283,127	$ 901,382,110	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,952,696) - See accompanying schedule: Unaffiliated issuers (cost $1,432,897,786)	$ 1,726,172,661
Fidelity Central Funds (cost $61,492,576)	61,492,576
Total Investments (cost $1,494,390,362)		$ 1,787,665,237
Foreign currency held at value (cost $7,365,102)		7,384,292
Receivable for investments sold		13,233,076
Receivable for fund shares sold		3,771,384
Dividends receivable		4,502,453
Distributions receivable from Fidelity Central Funds		26,967
Prepaid expenses		1,316
Other receivables		1,343,304
Total assets		1,817,928,029

Liabilities
Payable to custodian bank	$ 4,806,762
Payable for investments purchased	8,025,152
Payable for fund shares redeemed	22,269
Accrued management fee	1,128,226
Other affiliated payables	327,818
Other payables and accrued expenses	2,535,813
Collateral on securities loaned, at value	51,587,636
Total liabilities		68,433,676

Net Assets		$ 1,749,494,353
Net Assets consist of:
Paid in capital		$ 1,407,147,962
Undistributed net investment income		3,334,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,650,500
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		291,361,735
Net Assets		$ 1,749,494,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)
Series Emerging Markets: Net Asset Value, offering price and redemption price per share ($1,610,282,278 ÷ 95,795,268 shares)	$ 16.81

Class F: Net Asset Value, offering price and redemption price per share ($139,212,075 ÷ 8,268,539 shares)	$ 16.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)
Investment Income
Dividends		$ 10,591,946
Interest		1,085
Income from Fidelity Central Funds		103,645
		10,696,676
Less foreign taxes withheld		(858,534)
Total income		9,838,142

Expenses
Management fee	$ 5,140,359
Transfer agent fees	1,403,396
Accounting and security lending fees	293,734
Custodian fees and expenses	317,064
Independent trustees' compensation	3,142
Registration fees	34,482
Audit	35,150
Legal	1,925
Interest	276
Miscellaneous	7,118
Total expenses before reductions	7,236,646
Expense reductions	(615,178)	6,621,468
Net investment income (loss)		3,216,674
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,826,613)	58,216,334
Foreign currency transactions	(2,817,041)
Capital gain distribution from Fidelity Central Funds	1,204
Total net realized gain (loss)		55,400,497
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $301,133)	89,403,040
Assets and liabilities in foreign currencies	22,849
Total change in net unrealized appreciation (depreciation)		89,425,889
Net gain (loss)		144,826,386
Net increase (decrease) in net assets resulting from operations		$ 148,043,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	For the period December 9, 2008 (commencement of operations) to October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,216,674	$ 5,227,666
Net realized gain (loss)	55,400,497	85,493,953
Change in net unrealized appreciation (depreciation)	89,425,889	201,935,846
Net increase (decrease) in net assets resulting from operations	148,043,060	292,657,465
Distributions to shareholders from net investment income	(4,970,807)	(87,500)
Distributions to shareholders from net realized gain	(92,304,978)	-
Total distributions	(97,275,785)	(87,500)
Share transactions - net increase (decrease)	780,595,613	625,561,500
Total increase (decrease) in net assets	831,362,888	918,131,465

Net Assets
Beginning of period	918,131,465	-
End of period (including undistributed net investment income of $3,334,156 and undistributed net investment income of $5,088,289, respectively)	$ 1,749,494,353	$ 918,131,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.15
Net realized and unrealized gain (loss)	2.10	6.27
Total from investment operations	2.14	6.42
Distributions from net investment income	(.09)	(.04)
Distributions from net realized gain	(1.62)	-
Total distributions	(1.71)	(.04)
Net asset value, end of period	$ 16.81	$ 16.38
Total Return B,C	13.54%	64.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.14% A	1.21% A
Expenses net of fee waivers, if any	1.14% A	1.21% A
Expenses net of all reductions	1.05% A	1.09% A
Net investment income (loss)	.49% A	1.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,610,282	$ 910,106
Portfolio turnover rate F	77% A	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 13.91
Income from Investment Operations
Net investment income (loss) D	.06	.02
Net realized and unrealized gain (loss)	2.10	2.47
Total from investment operations	2.16	2.49
Distributions from net investment income	(.10)	-
Distributions from net realized gain	(1.62)	-
Total distributions	(1.72)	-
Net asset value, end of period	$ 16.84	$ 16.40
Total Return B,C	13.69%	17.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.91% A	.93% A
Expenses net of fee waivers, if any	.91% A	.93% A
Expenses net of all reductions	.82% A	.82% A
Net investment income (loss)	.72% A	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,212	$ 8,025
Portfolio turnover rate F	77% A	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Series Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Emerging Markets and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 320,550,190
Gross unrealized depreciation	(29,348,243)
Net unrealized appreciation (depreciation)	$ 291,201,947
Tax cost	$ 1,496,463,290

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,146,956,959 and $480,675,795, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .80% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Emerging Markets	$ 1,403,396.23

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,515,000.39%		$ 276

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,305 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $80,521.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $615,162 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Series Emerging Markets	$ 4,872,057	$ 87,500
Class F	98,750	-
Total	$ 4,970,807	$ 87,500
From net realized gain
Series Emerging Markets	$ 90,721,075	$ -
Class F	1,583,903	-
Total	$ 92,304,978	$ -

A Distributions for Series Emerging Markets are for the period December 9, 2008 (commencement of operations) to October 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A,B	Six months ended April 30, 2010	Year ended October 31, 2009 A,B
Series Emerging Markets
Shares sold	37,566,049	56,936,886	$ 611,314,771	$ 638,934,301
Reinvestment of distributions	5,955,958	8,373	95,593,132	87,500
Shares redeemed	(3,272,107)	(1,399,891)	(53,998,802)	(21,868,415)
Net increase (decrease)	40,249,900	55,545,368	$ 652,909,101	$ 617,153,386
Class F
Shares sold	7,753,264	493,687	$ 127,283,392	$ 8,485,905
Reinvestment of distributions	104,773	-	1,682,653	-
Shares redeemed	(78,723)	(4,462)	(1,279,533)	(77,791)
Net increase (decrease)	7,779,314	489,225	$ 127,686,512	$ 8,408,114

A Share transactions for Series Emerging Markets are for the period December 9, 2008 (commencement of operations) to October 31, 2009.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

ILF-SANN-0610
1.873104.101

Fidelity®
Series International Growth
Series International Value
Series International Small Cap
Funds -

Fidelity Series International Growth Fund
Fidelity Series International Value Fund
Fidelity Series International Small Cap Fund
Class F

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Series International Growth Fund
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Value Fund
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Small Cap Fund
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 3, 2009 to April 30, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2010	Expenses Paid During Period
Fidelity Series International Growth Fund
Series International Growth	1.05%
Actual		$ 1,000.00	$ 979.00	$ 4.24B
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26C
Class F	.80%
Actual		$ 1,000.00	$ 980.00	$ 3.23B
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01C
Fidelity Series International Value Fund
Series International Value	1.05%
Actual		$ 1,000.00	$ 947.00	$ 4.17B
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26C
Class F	.80%
Actual		$ 1,000.00	$ 948.00	$ 3.18B
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01C
Fidelity Series International Small Cap Fund
Series International Small Cap	1.30%
Actual		$ 1,000.00	$ 1,044.00	$ 5.42B
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51C
Class F	1.05%
Actual		$ 1,000.00	$ 1,044.00	$ 4.38B
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 149/365 (to reflect the period December 3, 2009 to April 30, 2010).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 19.3%
Switzerland 13.1%
United States of America 9.9%
Japan 9.3%
Australia 4.3%
Brazil 3.9%
Spain 3.8%
Belgium 3.3%
Germany 3.0%
Other 30.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
% of fund's net assets
Stocks	98.7
Short-Term Investments and Net Other Assets	1.3
Top Ten Stocks as of April 30, 2010
% of fund's net assets
Nestle SA (Switzerland, Food Products)	4.0
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.7
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.3
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.1
Visa, Inc. Class A (United States of America, IT Services)	2.0
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.8
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.7
Tesco PLC (United Kingdom, Food & Staples Retailing)	1.6
24.6
Market Sectors as of April 30, 2010
% of fund's net assets
Consumer Staples	17.1
Materials	17.0
Financials	16.5
Consumer Discretionary	11.6
Industrials	11.3
Health Care	10.9
Information Technology	6.6
Energy	4.6
Telecommunication Services	2.8
Utilities	0.3

Semiannual Report

Fidelity Series International Growth Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 4.3%
CSL Ltd.	260,816	$ 7,791,435
Leighton Holdings Ltd.	373,787	12,591,351
MAp Group unit	2,462,636	7,057,406
OZ Minerals Ltd. (a)	5,859,590	6,166,053
QBE Insurance Group Ltd.	256,689	4,971,863
Woolworths Ltd.	697,593	17,421,388
Worleyparsons Ltd.	178,986	4,363,697
TOTAL AUSTRALIA		60,363,193
Austria - 0.4%
Andritz AG	94,500	5,786,664
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	2,938,044	3,271,513
Bailiwick of Jersey - 0.8%
Informa PLC	1,145,938	6,915,538
Randgold Resources Ltd. sponsored ADR	53,165	4,478,620
TOTAL BAILIWICK OF JERSEY		11,394,158
Belgium - 3.3%
Anheuser-Busch InBev SA NV (d)	805,064	39,059,280
Umicore SA (d)	228,022	8,338,671
TOTAL BELGIUM		47,397,951
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	34,800	3,022,728
Lazard Ltd. Class A	144,200	5,574,772
Ports Design Ltd.	1,357,000	3,322,878
Seadrill Ltd. (d)	338,200	8,519,940
Trinity Ltd.	4,262,000	2,992,373
TOTAL BERMUDA		23,432,691
Brazil - 3.9%
Banco ABC Brasil SA	995,000	7,162,145
BM&F BOVESPA SA	1,492,000	9,829,627
BR Malls Participacoes SA (a)	427,700	5,423,924
Braskem SA Class A sponsored ADR (d)	522,200	7,441,350
Fibria Celulose SA sponsored ADR (a)(d)	273,700	5,432,945
Iguatemi Empresa de Shopping Centers SA	139,200	2,328,343
Itau Unibanco Banco Multiplo SA ADR	250,200	5,424,336
MRV Engenharia e Participacoes SA	460,500	3,224,653
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplan Empreendimentos Imobiliarios SA	164,100	$ 2,864,751
Vale SA sponsored ADR	193,600	5,929,968
TOTAL BRAZIL		55,062,042
Canada - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	147,400	9,345,584
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,900	4,508,463
Goldcorp, Inc.	74,600	3,223,466
Niko Resources Ltd.	99,500	10,902,701
Open Text Corp. (a)	129,000	5,462,379
Pan American Silver Corp.	129,300	3,423,865
Petrobank Energy & Resources Ltd. (a)	110,600	5,575,711
TOTAL CANADA		42,442,169
Cayman Islands - 0.3%
Hengdeli Holdings Ltd.	192,000	80,060
Wynn Macau Ltd.	2,307,400	3,621,678
TOTAL CAYMAN ISLANDS		3,701,738
China - 0.2%
China Nepstar Chain Drugstore Ltd. ADR (d)	447,600	2,949,684
Denmark - 1.9%
Novo Nordisk AS Series B sponsored ADR (d)	268,600	22,052,060
William Demant Holding AS (a)	70,600	4,815,756
TOTAL DENMARK		26,867,816
Finland - 1.7%
Metso Corp.	174,100	6,716,711
Nokian Tyres PLC	442,600	10,405,025
Outotec OYJ (d)	198,900	7,434,156
TOTAL FINLAND		24,555,892
France - 2.4%
Danone (d)	286,105	16,859,296
Laurent-Perrier Group	3,708	345,384
Pernod-Ricard SA	40,700	3,463,176
Remy Cointreau SA	98,391	5,321,371
Safran SA	308,486	7,838,845
TOTAL FRANCE		33,828,072
Germany - 3.0%
Bayer AG (d)	153,324	9,766,215
Colonia Real Estate AG (a)	503,240	2,867,084
Common Stocks - continued
	Shares	Value
Germany - continued
Colonia Real Estate AG rights 5/5/10 (a)(e)	323,403	$ 4
E.ON AG (d)	132,130	4,859,793
Linde AG (d)	128,955	15,402,839
MAN SE	48,171	4,543,615
Siemens AG sponsored ADR	57,900	5,653,356
TOTAL GERMANY		43,092,906
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	974,700	15,928,140
Ireland - 0.9%
CRH PLC sponsored ADR	432,700	12,370,893
Italy - 1.6%
Azimut Holdings SpA	601,000	6,773,205
Fiat SpA (d)	746,000	9,792,652
Saipem SpA	163,768	6,116,010
TOTAL ITALY		22,681,867
Japan - 9.3%
Autobacs Seven Co. Ltd.	164,100	5,791,456
Daikokutenbussan Co. Ltd.	65,700	1,929,103
Denso Corp.	338,200	9,870,284
East Japan Railway Co.	159,000	10,636,681
Fanuc Ltd.	124,300	14,678,855
Fast Retailing Co. Ltd.	34,800	5,273,597
Japan Steel Works Ltd.	597,000	6,539,200
Keyence Corp.	40,800	9,768,892
Kobayashi Pharmaceutical Co. Ltd.	154,200	6,221,846
MS&AD Insurance Group Holdings, Inc. (a)	203,900	5,860,920
Nippon Thompson Co. Ltd.	1,094,000	7,489,003
Osaka Securities Exchange Co. Ltd.	1,392	7,187,480
Shin-Etsu Chemical Co., Ltd.	213,800	12,325,278
Shiseido Co. Ltd.	417,900	8,761,086
SHO-BOND Holdings Co. Ltd.	139,200	2,698,639
USS Co. Ltd.	141,740	9,702,845
Yamato Kogyo Co. Ltd.	243,700	7,780,861
TOTAL JAPAN		132,516,026
Korea (South) - 0.8%
NHN Corp. (a)	66,939	11,158,694
Common Stocks - continued
	Shares	Value
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A (a)	140,700	$ 5,463,381
L'Occitane Ltd.	62,000	120,419
TOTAL LUXEMBOURG		5,583,800
Mexico - 1.6%
Cemex SA de CV sponsored ADR	588,200	6,987,816
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	194,000	5,616,300
Wal-Mart de Mexico SA de CV Series V	4,465,900	10,398,555
TOTAL MEXICO		23,002,671
Netherlands - 2.7%
ASM International NV (NASDAQ) (a)	273,465	7,112,825
ASML Holding NV (NY Shares)	218,800	7,146,008
James Hardie Industries NV unit (a)	923,773	6,474,899
Koninklijke KPN NV (d)	673,174	10,100,753
QIAGEN NV (a)	338,300	7,730,155
TOTAL NETHERLANDS		38,564,640
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR (d)	155,700	5,522,679
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	95,600	3,144,284
Singapore - 1.6%
CapitaLand Ltd.	1,442,000	3,895,165
City Developments Ltd.	547,000	4,202,356
Singapore Exchange Ltd.	1,940,000	11,501,712
Wing Tai Holdings Ltd.	2,188,000	2,873,233
TOTAL SINGAPORE		22,472,466
South Africa - 2.2%
African Rainbow Minerals Ltd.	404,800	10,946,835
Clicks Group Ltd.	1,513,021	6,339,674
JSE Ltd.	681,300	6,670,496
Mr. Price Group Ltd.	1,238,300	7,024,270
TOTAL SOUTH AFRICA		30,981,275
Spain - 3.8%
Banco Popular Espanol SA	829,900	5,876,819
Inditex SA (d)	180,080	11,146,980
Prosegur Compania de Seguridad SA (Reg.)	139,200	6,459,492
Telefonica SA sponsored ADR	446,600	30,270,548
TOTAL SPAIN		53,753,839
Common Stocks - continued
	Shares	Value
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares) (d)	252,590	$ 16,120,327
Swedish Match Co. (d)	179,000	4,058,598
TOTAL SWEDEN		20,178,925
Switzerland - 13.1%
ABB Ltd. sponsored ADR	619,800	11,875,368
Actelion Ltd. (a)	149,916	6,080,496
Bank Sarasin & Co. Ltd. Series B (Reg.)	86,443	3,362,549
Credit Suisse Group sponsored ADR (d)	437,600	19,998,320
Nestle SA	1,150,404	56,292,945
Novartis AG sponsored ADR (d)	283,500	14,415,975
Roche Holding AG (participation certificate)	271,687	42,898,432
Sonova Holding AG Class B	104,786	12,990,240
The Swatch Group AG:
(Bearer)	34,670	10,157,521
(Reg.)	6,287	342,848
UBS AG (a)(d)	205,050	3,176,819
UBS AG (NY Shares) (a)	268,600	4,141,812
TOTAL SWITZERLAND		185,733,325
Turkey - 2.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	537,000	6,708,893
Asya Katilim Bankasi AS	2,487,000	6,615,073
Coca-Cola Icecek AS	895,000	8,836,983
Turkiye Garanti Bankasi AS	3,158,000	15,378,493
TOTAL TURKEY		37,539,442
United Kingdom - 19.3%
Anglo American PLC (United Kingdom) (a)	243,400	10,337,236
Babcock International Group PLC	815,600	7,272,352
BAE Systems PLC	1,427,300	7,479,803
Barclays PLC Sponsored ADR	251,092	5,127,299
Bellway PLC	258,600	2,968,395
BG Group PLC	1,520,709	25,700,592
BHP Billiton PLC ADR (d)	785,800	47,933,800
Bovis Homes Group PLC (a)	452,600	2,936,135
Cobham PLC	1,004,600	4,071,671
GlaxoSmithKline PLC sponsored ADR	288,400	10,754,436
Great Portland Estates PLC	699,400	3,347,563
HSBC Holdings PLC (United Kingdom)	462,600	4,709,764
InterContinental Hotel Group PLC ADR	562,000	9,885,580
Johnson Matthey PLC	279,700	7,437,629
Mothercare PLC	343,200	3,009,475
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	315,400	$ 16,382,206
Rio Tinto PLC	185,700	9,444,718
Rio Tinto PLC sponsored ADR	450,500	22,912,430
Serco Group PLC	1,360,274	13,054,022
Shaftesbury PLC	946,600	5,632,519
Standard Chartered PLC (United Kingdom)	931,781	24,851,509
Tesco PLC	3,439,129	22,807,734
Unite Group PLC (a)	1,183,600	3,951,519
Victrex PLC	179,007	2,751,883
TOTAL UNITED KINGDOM		274,760,270
United States of America - 8.6%
Advanced Energy Industries, Inc. (a)	186,000	2,737,920
Allergan, Inc.	104,400	6,649,236
Autoliv, Inc. (a)(d)	213,800	11,705,550
Berkshire Hathaway, Inc. Class B (a)	79,600	6,129,200
Cymer, Inc. (a)	73,600	2,513,440
ION Geophysical Corp. (a)	586,800	3,526,668
Juniper Networks, Inc. (a)	656,500	18,651,165
Mead Johnson Nutrition Co. Class A	164,100	8,469,201
Mohawk Industries, Inc. (a)	119,400	7,610,556
Philip Morris International, Inc.	164,100	8,054,028
ResMed, Inc. (a)	129,300	8,847,999
Union Pacific Corp.	119,400	9,033,804
Visa, Inc. Class A	318,300	28,720,209
TOTAL UNITED STATES OF AMERICA		122,648,976
TOTAL COMMON STOCKS (Cost $1,394,864,631)		1,402,688,701
Nonconvertible Preferred Stocks - 0.0%

Italy - 0.0%
Fondiaria-Sai SpA (Risparmio Shares) (Cost $90,743)	8,800	85,866
Money Market Funds - 11.4%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	16,378,539	$ 16,378,539
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	146,425,653	146,425,653
TOTAL MONEY MARKET FUNDS (Cost $162,804,192)		162,804,192
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $1,557,759,566)		1,565,578,759
NET OTHER ASSETS - (10.1)%		(143,862,745)
NET ASSETS - 100%		$ 1,421,716,014
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,958
Fidelity Securities Lending Cash Central Fund	195,701
Total	$ 219,659
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 274,760,270	$ 96,613,545	$ 178,146,725	$ -
Switzerland	185,733,325	50,431,475	135,301,850	-
Japan	132,516,026	58,570,125	73,945,901	-
United States of America	122,648,976	122,648,976	-	-
Australia	60,363,193	-	60,363,193	-
Brazil	55,062,042	55,062,042	-	-
Spain	53,753,839	30,270,548	23,483,291	-
Belgium	47,397,951	-	47,397,951	-
Germany	43,092,906	5,653,356	37,439,546	4
Other	427,446,039	220,533,646	206,912,393	-
Money Market Funds	162,804,192	162,804,192	-	-
Total Investments in Securities:	$ 1,565,578,759	$ 802,587,905	$ 762,990,850	$ 4
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $138,870,347) - See accompanying schedule: Unaffiliated issuers (cost $1,394,955,374)	$ 1,402,774,567
Fidelity Central Funds (cost $162,804,192)	162,804,192
Total Investments (cost $1,557,759,566)		$ 1,565,578,759
Cash		331,263
Foreign currency held at value (cost $1)		1
Receivable for investments sold		5,657,375
Receivable for fund shares sold		6,316,733
Dividends receivable		4,057,972
Distributions receivable from Fidelity Central Funds		153,085
Other receivables		94,727
Total assets		1,582,189,915

Liabilities
Payable for investments purchased	$ 12,996,466
Payable for fund shares redeemed	13,361
Accrued management fee	683,036
Other affiliated payables	259,091
Other payables and accrued expenses	96,294
Collateral on securities loaned, at value	146,425,653
Total liabilities		160,473,901

Net Assets		$ 1,421,716,014
Net Assets consist of:
Paid in capital		$ 1,414,636,736
Undistributed net investment income		6,403,773
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,138,125)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,813,630
Net Assets		$ 1,421,716,014

Series International Growth: Net Asset Value, offering price and redemption price per share ($1,309,829,396 ÷ 133,742,122 shares)		$ 9.79

Class F: Net Asset Value, offering price and redemption price per share ($111,886,618 ÷ 11,412,770 shares)		$ 9.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund
Financial Statements - continued

Statement of Operations

For the period December 3, 2009 (commencement of operations) to April 30, 2010

Investment Income
Dividends		$ 9,681,018
Interest		1,258
Income from Fidelity Central Funds		219,659
		9,901,935
Less foreign taxes withheld		(861,751)
Total income		9,040,184

Expenses
Management fee	$ 1,847,433
Transfer agent fees	623,141
Accounting and security lending fees	127,651
Custodian fees and expenses	85,752
Independent trustees' compensation	863
Registration fees	42,041
Audit	17,909
Legal	28
Miscellaneous	955
Total expenses before reductions	2,745,773
Expense reductions	(109,362)	2,636,411
Net investment income (loss)		6,403,773
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,778,366)
Foreign currency transactions	(1,359,759)
Total net realized gain (loss)		(7,138,125)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,819,193
Assets and liabilities in foreign currencies	(5,563)
Total change in net unrealized appreciation (depreciation)		7,813,630
Net gain (loss)		675,505
Net increase (decrease) in net assets resulting from operations		$ 7,079,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 3, 2009 (commencement of operations) to April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,403,773
Net realized gain (loss)	(7,138,125)
Change in net unrealized appreciation (depreciation)	7,813,630
Net increase (decrease) in net assets resulting from operations	7,079,278
Share transactions - net increase (decrease)	1,414,636,736
Total increase (decrease) in net assets	1,421,716,014

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $6,403,773)	$ 1,421,716,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Growth

Period ended April 30, 2010 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.09
Net realized and unrealized gain (loss)	(.30)G
Total from investment operations	(.21)
Net asset value, end of period	$ 9.79
Total ReturnB,C	(2.10)%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.05%A
Expenses net of fee waivers, if any	1.05%A
Expenses net of all reductions	1.01%A
Net investment income (loss)	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,309,829
Portfolio turnover rateF	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period December 3, 2009 (commencement of operations) to April 30, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended April 30, 2010 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.10
Net realized and unrealized gain (loss)	(.30)G
Total from investment operations	(.20)
Net asset value, end of period	$ 9.80
Total Return B,C	(2.00)%
Ratios to Average Net AssetsE,I
Expenses before reductions	.80%A
Expenses net of fee waivers, if any	.80%A
Expenses net of all reductions	.76%A
Net investment income (loss)	2.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,887
Portfolio turnover rate F	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period December 3, 2009 (commencement of operations) to April 30, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 19.2%
United Kingdom 18.1%
France 11.5%
Germany 6.9%
Switzerland 4.9%
Hong Kong 4.3%
Spain 3.7%
Italy 3.3%
Australia 3.2%
Other 24.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
% of fund's net assets
Stocks	98.6
Short-Term Investments and Net Other Assets	1.4
Top Ten Stocks as of April 30, 2010
% of fund's net assets
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	3.9
E.ON AG (Germany, Electric Utilities)	2.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5
Toyota Motor Corp. (Japan, Automobiles)	2.3
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.1
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.1
AXA SA sponsored ADR (France, Insurance)	2.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9
Banco Santander SA (Spain, Commercial Banks)	1.8
Total SA (France, Oil, Gas & Consumable Fuels)	1.8
23.3
Market Sectors as of April 30, 2010
% of fund's net assets
Financials	36.1
Energy	11.6
Consumer Discretionary	11.0
Industrials	8.4
Utilities	7.3
Materials	7.0
Telecommunication Services	5.6
Health Care	4.8
Information Technology	4.6
Consumer Staples	2.2

Semiannual Report

Fidelity Series International Value Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 3.2%
Intoll Group unit	4,733,753	$ 4,883,643
Macquarie Group Ltd.	393,788	17,951,883
MAp Group unit	1,550,626	4,443,774
Wesfarmers Ltd.	235,777	6,318,837
Westfield Group unit	1,015,946	11,996,507
TOTAL AUSTRALIA		45,594,644
Bailiwick of Jersey - 1.5%
Informa PLC	1,463,826	8,833,937
United Business Media Ltd.	869,200	7,336,838
WPP PLC	486,766	5,160,173
TOTAL BAILIWICK OF JERSEY		21,330,948
Bermuda - 1.2%
Seadrill Ltd. (d)	642,600	16,188,391
Brazil - 1.5%
Banco do Brasil SA	232,300	4,007,223
Banco Santander (Brasil) SA ADR	601,800	6,998,934
Cyrela Brazil Realty SA	313,700	3,763,425
Itau Unibanco Banco Multiplo SA ADR	175,900	3,813,512
Petroleo Brasileiro SA - Petrobras sponsored ADR	64,700	2,745,221
TOTAL BRAZIL		21,328,315
Canada - 3.0%
Open Text Corp. (a)	123,700	5,237,956
Petrobank Energy & Resources Ltd. (a)	51,900	2,616,451
Power Corp. of Canada (sub. vtg.)	163,600	4,536,753
Suncor Energy, Inc.	332,800	11,380,437
Toronto-Dominion Bank	245,800	18,262,055
TOTAL CANADA		42,033,652
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	16,548,000	6,900,182
China - 1.2%
China Merchants Bank Co. Ltd. (H Shares)	2,925,945	7,172,798
Industrial & Commercial Bank of China Ltd. (H Shares)	7,846,000	5,718,501
Nine Dragons Paper (Holdings) Ltd.	2,490,000	4,200,330
TOTAL CHINA		17,091,629
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	80,000	3,841,730
Common Stocks - continued
	Shares	Value
Denmark - 1.3%
Novo Nordisk AS Series B	74,963	$ 6,168,238
Vestas Wind Systems AS (a)	197,991	12,081,797
TOTAL DENMARK		18,250,035
France - 11.5%
Atos Origin SA (a)	72,521	3,675,215
AXA SA sponsored ADR (d)	1,548,200	29,663,512
BNP Paribas SA (d)	234,853	16,132,968
Christian Dior SA	40,700	4,333,265
Compagnie de St. Gobain	177,056	8,741,432
Credit Agricole SA	499,600	7,142,603
Pernod-Ricard SA	34,600	2,944,125
PPR SA	57,500	7,728,849
Remy Cointreau SA	6,700	362,362
Renault SA (a)	64,700	2,997,891
Sanofi-Aventis	51,082	3,485,132
Sanofi-Aventis sponsored ADR	418,200	14,264,802
Schneider Electric SA (d)	51,218	5,815,357
Societe Generale Series A	296,192	15,818,210
Total SA	43,101	2,345,274
Total SA sponsored ADR	422,200	22,959,236
Unibail-Rodamco	72,050	13,619,010
TOTAL FRANCE		162,029,243
Germany - 6.9%
Allianz AG sponsored ADR	666,500	7,558,110
BASF AG (d)	133,293	7,767,110
Bayerische Motoren Werke AG (BMW)	101,638	5,000,091
Daimler AG (United States)	271,400	13,825,116
Deutsche Boerse AG	87,800	6,809,953
E.ON AG (d)	1,074,188	39,509,053
Metro AG (d)	106,200	6,353,708
Munich Re Group (d)	72,816	10,245,855
TOTAL GERMANY		97,068,996
Greece - 0.6%
Hellenic Telecommunications Organization SA	489,224	5,396,638
Public Power Corp. of Greece	223,500	3,659,171
TOTAL GREECE		9,055,809
Hong Kong - 4.3%
China Resources Power Holdings Co. Ltd.	3,160,000	6,406,158
CNOOC Ltd.	4,047,000	7,118,513
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Group Ltd.	702,000	$ 3,429,443
Hutchison Whampoa Ltd.	950,000	6,519,908
Swire Pacific Ltd. (A Shares)	1,850,500	21,456,325
Techtronic Industries Co. Ltd.	5,806,500	6,033,656
Wharf Holdings Ltd.	1,816,000	9,821,430
TOTAL HONG KONG		60,785,433
India - 0.3%
Bank of Baroda	295,319	4,550,303
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	7,323,000	7,168,588
PT Semen Gresik Tbk	3,971,000	3,576,321
TOTAL INDONESIA		10,744,909
Ireland - 1.1%
CRH PLC sponsored ADR (d)	546,700	15,630,153
Italy - 2.4%
Intesa Sanpaolo SpA	7,159,354	23,599,288
UniCredit SpA	4,130,600	10,826,292
TOTAL ITALY		34,425,580
Japan - 19.2%
Aisin Seiki Co. Ltd.	131,100	4,004,321
Credit Saison Co. Ltd.	241,000	3,524,883
Denso Corp.	407,100	11,881,113
East Japan Railway Co.	229,900	15,379,703
Honda Motor Co. Ltd.	302,500	10,236,405
Japan Retail Fund Investment Corp.	5,543	7,470,923
JSR Corp.	214,700	4,384,058
Konica Minolta Holdings, Inc.	535,000	6,767,687
Miraca Holdings, Inc.	271,400	8,725,945
Mitsubishi UFJ Financial Group, Inc.	4,289,300	22,352,880
Mitsui & Co. Ltd.	1,994,800	29,981,636
Nippon Electric Glass Co. Ltd.	726,000	11,137,720
Nippon Telegraph & Telephone Corp.	86,200	3,508,835
Obic Co. Ltd.	30,970	6,228,290
ORIX Corp.	117,140	10,787,406
Promise Co. Ltd. (a)(d)	437,900	4,186,460
Seven & i Holdings Co., Ltd.	157,200	4,019,990
SOFTBANK CORP.	163,900	3,665,794
Sumitomo Corp.	1,186,900	14,293,301
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Metal Industries Ltd.	2,155,000	$ 5,849,847
Sumitomo Mitsui Financial Group, Inc.	357,600	11,827,121
Tokio Marine Holdings, Inc.	207,500	6,177,732
Tokyo Electric Power Co.	288,500	7,240,698
Tokyo Gas Co., Ltd.	2,746,000	11,669,901
Toyota Motor Corp.	817,300	31,580,486
USS Co. Ltd.	54,680	3,743,132
Xebio Co. Ltd.	140,500	2,990,094
Yamada Denki Co. Ltd.	81,780	6,399,265
TOTAL JAPAN		270,015,626
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	126,230	5,368,799
Shinhan Financial Group Co. Ltd. sponsored ADR	20,800	1,770,912
TOTAL KOREA (SOUTH)		7,139,711
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands) (d)	142,073	5,529,421
(NY Shares) Class A (a)(d)	280,200	10,880,166
TOTAL LUXEMBOURG		16,409,587
Netherlands - 2.5%
Gemalto NV	202,733	9,038,194
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	1,053,352	9,405,153
sponsored ADR (a)(d)	453,400	4,021,658
Koninklijke Ahold NV	489,536	6,713,328
Koninklijke KPN NV	399,878	6,000,037
TOTAL NETHERLANDS		35,178,370
Norway - 1.0%
Aker Solutions ASA (d)	370,400	6,191,067
DnB NOR ASA (d)	261,800	3,098,854
Orkla ASA (A Shares) (d)	496,000	4,179,703
TOTAL NORWAY		13,469,624
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	84,600	4,757,904
Portugal - 0.6%
Energias de Portugal SA	2,221,089	7,949,648
Common Stocks - continued
	Shares	Value
Russia - 0.3%
OAO Gazprom sponsored ADR	174,800	$ 4,058,856
Singapore - 1.9%
DBS Group Holdings Ltd.	391,000	4,305,298
United Overseas Bank Ltd.	1,093,000	15,990,507
Yanlord Land Group Ltd.	4,692,000	5,794,732
TOTAL SINGAPORE		26,090,537
South Africa - 0.3%
Impala Platinum Holdings Ltd.	147,700	4,215,144
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	458,300	6,017,479
Banco Santander SA (d)	621,679	7,866,226
Banco Santander SA sponsored ADR (d)	1,466,200	18,092,908
Iberdrola SA	504,400	4,003,391
Telefonica SA sponsored ADR	243,400	16,497,652
TOTAL SPAIN		52,477,656
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	614,097	7,088,279
Switzerland - 4.9%
Roche Holding AG (participation certificate)	217,791	34,388,441
Transocean Ltd. (a)	151,100	10,947,195
Zurich Financial Services AG	104,064	23,071,523
TOTAL SWITZERLAND		68,407,159
Taiwan - 0.8%
AU Optronics Corp.	2,394,000	2,759,474
Hon Hai Precision Industry Co. Ltd. (Foxconn)	936,000	4,395,902
Taiwan Semiconductor Manufacturing Co. Ltd.	2,350,000	4,601,094
TOTAL TAIWAN		11,756,470
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	1,853,300	4,661,559
United Kingdom - 18.1%
Aberdeen Asset Management PLC	1,825,393	3,832,685
Aegis Group PLC	2,733,699	5,430,292
Anglo American PLC (United Kingdom) (a)	454,300	19,294,193
BAE Systems PLC	1,400,000	7,336,737
Barclays PLC	2,633,123	13,524,079
BP PLC sponsored ADR (d)	377,500	19,686,625
Carphone Warehouse Group PLC (a)	518,550	1,525,394
Centrica PLC	1,861,500	8,360,447
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC:
(United Kingdom)	1,304,500	$ 13,281,210
sponsored ADR	337,600	17,180,464
Imperial Tobacco Group PLC	196,691	5,602,599
International Power PLC	846,505	4,284,179
Man Group PLC	1,479,310	5,460,487
Misys PLC (a)	1,278,700	4,552,611
Mothercare PLC	38,000	333,217
National Grid PLC	511,600	4,932,673
Prudential PLC	1,638,511	14,383,244
Rio Tinto PLC	289,000	14,698,565
Royal Dutch Shell PLC Class A sponsored ADR (d)	867,100	54,410,524
TalkTalk Telecom Group PLC (a)	1,313,000	2,538,285
Vodafone Group PLC	744,700	1,649,928
Vodafone Group PLC sponsored ADR (d)	1,146,300	25,447,860
Wolseley PLC (a)	248,700	6,210,435
TOTAL UNITED KINGDOM		253,956,733
TOTAL COMMON STOCKS (Cost $1,389,877,087)		1,374,482,815
Nonconvertible Preferred Stocks - 0.9%

Italy - 0.9%
Fiat SpA (Risparmio Shares)	510,800	4,143,416
Fondiaria-Sai SpA (Risparmio Shares)	8,816	86,022
Telecom Italia SpA (Risparmio Shares)	6,960,800	7,856,236
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,226,994)		12,085,674
Money Market Funds - 11.9%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	7,379,841	$ 7,379,841
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	160,720,572	160,720,572
TOTAL MONEY MARKET FUNDS (Cost $168,100,413)		168,100,413
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $1,570,204,494)		1,554,668,902
NET OTHER ASSETS - (10.5)%		(148,351,541)
NET ASSETS - 100%		$ 1,406,317,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,764
Fidelity Securities Lending Cash Central Fund	223,168
Total	$ 243,932
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 270,015,626	$ 70,057,614	$ 199,958,012	$ -
United Kingdom	253,956,733	116,725,473	137,231,260	-
France	162,029,243	66,887,550	95,141,693	-
Germany	97,068,996	21,383,226	75,685,770	-
Switzerland	68,407,159	10,947,195	57,459,964	-
Hong Kong	60,785,433	-	60,785,433	-
Spain	52,477,656	40,608,039	11,869,617	-
Italy	46,511,254	-	46,511,254	-
Australia	45,594,644	-	45,594,644	-
Other	329,721,745	112,538,490	217,183,255	-
Money Market Funds	168,100,413	168,100,413	-	-
Total Investments in Securities:	$ 1,554,668,902	$ 607,248,000	$ 947,420,902	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $153,424,051) - See accompanying schedule: Unaffiliated issuers (cost $1,402,104,081)	$ 1,386,568,489
Fidelity Central Funds (cost $168,100,413)	168,100,413
Total Investments (cost $1,570,204,494)		$ 1,554,668,902
Foreign currency held at value (cost $531,629)		532,045
Receivable for investments sold		12,486,313
Receivable for fund shares sold		6,314,930
Dividends receivable		5,389,557
Distributions receivable from Fidelity Central Funds		203,562
Other receivables		72,680
Total assets		1,579,667,989

Liabilities
Payable for investments purchased	$ 11,509,691
Payable for fund shares redeemed	13,409
Accrued management fee	680,945
Other affiliated payables	258,314
Other payables and accrued expenses	167,697
Collateral on securities loaned, at value	160,720,572
Total liabilities		173,350,628

Net Assets		$ 1,406,317,361
Net Assets consist of:
Paid in capital		$ 1,421,084,788
Undistributed net investment income		7,068,301
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,187,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(15,648,206)
Net Assets		$ 1,406,317,361

Series International Value: Net Asset Value, offering price and redemption price per share ($1,295,561,576 ÷ 136,859,542 shares)		$ 9.47

Class F: Net Asset Value, offering price and redemption price per share ($110,755,785 ÷ 11,687,984 shares)		$ 9.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period December 3, 2009 (commencement of operations) to April 30, 2010

Investment Income
Dividends		$ 10,598,244
Interest		1,050
Income from Fidelity Central Funds		243,932
		10,843,226
Less foreign taxes withheld		(1,131,104)
Total income		9,712,122

Expenses
Management fee	$ 1,835,765
Transfer agent fees	619,427
Accounting and security lending fees	126,578
Custodian fees and expenses	80,876
Independent trustees' compensation	855
Registration fees	42,234
Audit	19,419
Legal	28
Miscellaneous	954
Total expenses before reductions	2,726,136
Expense reductions	(82,315)	2,643,821
Net investment income (loss)		7,068,301
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,980,973)
Foreign currency transactions	(206,549)
Total net realized gain (loss)		(6,187,522)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $69,705)	(15,605,297)
Assets and liabilities in foreign currencies	(42,909)
Total change in net unrealized appreciation (depreciation)		(15,648,206)
Net gain (loss)		(21,835,728)
Net increase (decrease) in net assets resulting from operations		$ (14,767,427)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 3, 2009 (commencement of operations) to April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,068,301
Net realized gain (loss)	(6,187,522)
Change in net unrealized appreciation (depreciation)	(15,648,206)
Net increase (decrease) in net assets resulting from operations	(14,767,427)
Share transactions - net increase (decrease)	1,421,084,788
Total increase (decrease) in net assets	1,406,317,361

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $7,068,301)	$ 1,406,317,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Value

Period ended April 30, 2010G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.10
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.53)
Net asset value, end of period	$ 9.47
Total ReturnB,C	(5.30)%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.05%A
Expenses net of fee waivers, if any	1.05%A
Expenses net of all reductions	1.02%A
Net investment income (loss)	2.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,295,562
Portfolio turnover rateF	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended April 30, 2010G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.11
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.52)
Net asset value, end of period	$ 9.48
Total ReturnB,C	(5.20)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.80%A
Expenses net of fee waivers, if any	.80%A
Expenses net of all reductions	.77%A
Net investment income (loss)	2.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,756
Portfolio turnover rateF	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 21.2%
United Kingdom 17.7%
United States of America 10.6%
Canada 5.3%
Brazil 4.0%
Netherlands 3.7%
France 3.2%
Bermuda 2.9%
South Africa 2.9%
Other 28.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
% of fund's net assets
Stocks	98.0
Short-Term Investments and Net Other Assets	2.0
Top Ten Stocks as of April 30, 2010
% of fund's net assets
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.6
Azimut Holdings SpA (Italy, Capital Markets)	1.6
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.6
SSL International PLC (United Kingdom, Health Care Equipment & Supplies)	1.5
USS Co. Ltd. (Japan, Specialty Retail)	1.5
Petrobank Energy & Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.5
Nippon Thompson Co. Ltd. (Japan, Machinery)	1.3
Singapore Exchange Ltd. (Singapore, Diversified Financial Services)	1.3
Informa PLC (Bailiwick of Jersey, Media)	1.3
Serco Group PLC (United Kingdom, Commercial Services & Supplies)	1.3
14.5
Market Sectors as of April 30, 2010
% of fund's net assets
Financials	20.5
Industrials	20.1
Consumer Discretionary	16.8
Materials	10.9
Health Care	7.9
Consumer Staples	7.9
Information Technology	7.4
Energy	5.5
Utilities	0.5
Telecommunication Services	0.3

Semiannual Report

Fidelity Series International Small Cap Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 1.3%
MAp Group unit	979,718	$ 2,807,669
OZ Minerals Ltd. (a)	544,698	573,186
TOTAL AUSTRALIA		3,380,855
Austria - 0.7%
Andritz AG	30,200	1,849,283
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	914,800	1,018,630
Bailiwick of Jersey - 1.9%
Informa PLC	571,617	3,449,610
Randgold Resources Ltd. sponsored ADR	18,100	1,524,744
TOTAL BAILIWICK OF JERSEY		4,974,354
Belgium - 1.2%
Gimv NV	22,300	1,208,726
Umicore SA (d)	57,130	2,089,221
TOTAL BELGIUM		3,297,947
Bermuda - 2.9%
Aquarius Platinum Ltd. (Australia)	168,530	1,088,251
Credicorp Ltd. (NY Shares)	7,400	642,764
Great Eagle Holdings Ltd.	513,000	1,435,559
Lazard Ltd. Class A	27,900	1,078,614
Northern Offshore Ltd. (a)	143,000	306,946
Ports Design Ltd. (d)	729,000	1,785,098
Seadrill Ltd.	23,602	594,582
Trinity Ltd.	1,188,000	834,101
TOTAL BERMUDA		7,765,915
Brazil - 4.0%
Banco ABC Brasil SA	360,000	2,591,329
BR Malls Participacoes SA (a)	69,700	883,908
Braskem SA Class A sponsored ADR (d)	200,700	2,859,975
Fibria Celulose SA sponsored ADR (a)(d)	64,600	1,282,310
Iguatemi Empresa de Shopping Centers SA	41,600	695,827
MRV Engenharia e Participacoes SA	145,700	1,020,265
Multiplan Empreendimentos Imobiliarios SA	36,200	631,956
Odontoprev SA	17,400	571,173
TOTAL BRAZIL		10,536,743
Canada - 5.3%
Agnico-Eagle Mines Ltd. (Canada)	16,100	1,020,786
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp. (a)	97,200	$ 1,492,147
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,700	1,780,653
Niko Resources Ltd.	30,300	3,320,119
Open Text Corp. (a)	25,200	1,067,069
Pan American Silver Corp.	24,200	640,816
Petrobank Energy & Resources Ltd. (a)	78,700	3,967,527
Quadra Mining Ltd. (a)	37,900	575,101
TOTAL CANADA		13,864,218
Cayman Islands - 0.8%
China Lilang Ltd. (a)	757,000	927,990
Vantage Drilling Co. (a)	381,569	686,824
Wynn Macau Ltd.	390,400	612,769
TOTAL CAYMAN ISLANDS		2,227,583
China - 0.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	646,000	450,869
China Hongxing Sports Ltd.	2,726,000	274,189
China Nepstar Chain Drugstore Ltd. ADR (d)	199,900	1,317,341
TOTAL CHINA		2,042,399
Denmark - 0.5%
William Demant Holding AS (a)	18,400	1,255,098
Finland - 2.6%
Metso Corp.	44,000	1,697,503
Nokian Tyres PLC (d)	86,600	2,035,868
Outotec OYJ	83,200	3,109,712
TOTAL FINLAND		6,843,083
France - 3.2%
Audika SA	75,973	2,657,820
Laurent-Perrier Group	14,455	1,346,420
Remy Cointreau SA	27,900	1,508,941
Saft Groupe SA	63,100	2,292,377
Virbac SA	5,900	651,470
TOTAL FRANCE		8,457,028
Germany - 2.4%
Aixtron AG	46,500	1,466,929
alstria office REIT-AG	54,100	609,275
Bilfinger Berger AG	25,889	1,716,100
Colonia Real Estate AG (a)	183,077	1,043,036
Common Stocks - continued
	Shares	Value
Germany - continued
Colonia Real Estate AG rights 5/5/10 (a)(e)	158,132	$ 2
Software AG (Bearer)	13,700	1,568,852
TOTAL GERMANY		6,404,194
Greece - 0.5%
Terna Energy SA	233,400	1,294,590
India - 0.2%
Jyothy Laboratories Ltd.	116,725	446,810
Israel - 0.3%
Partner Communications Co. Ltd. ADR	42,600	836,664
Italy - 2.0%
Azimut Holdings SpA	366,800	4,133,796
Interpump Group SpA (a)	215,600	1,082,903
TOTAL ITALY		5,216,699
Japan - 21.2%
Aozora Bank Ltd. (a)	720,000	1,034,813
Asahi Co. Ltd.	38,600	592,171
Autobacs Seven Co. Ltd.	65,100	2,297,525
Daikoku Denki Co. Ltd.	77,500	1,374,587
Daikokutenbussan Co. Ltd.	58,900	1,729,439
FCC Co. Ltd.	68,000	1,413,137
Fukuoka (REIT) Investment Fund	227	1,452,433
GCA Savvian Group Corp. (a)	981	1,336,825
Glory Ltd.	34,900	894,700
Goldcrest Co. Ltd.	25,240	691,124
Gunma Bank Ltd.	209,000	1,130,331
Japan Steel Works Ltd.	126,000	1,380,133
Kamigumi Co. Ltd.	144,000	1,194,251
Kobayashi Pharmaceutical Co. Ltd.	82,200	3,316,704
Kyoto Kimono Yuzen Co. Ltd.	67,100	625,067
Meiko Network Japan Co. Ltd.	19,400	135,901
Miraial Co. Ltd.	23,800	752,792
MS&AD Insurance Group Holdings, Inc. (a)	22,230	638,981
Nabtesco Corp.	107,000	1,355,584
Nachi-Fujikoshi Corp.	448,000	1,359,310
Nagaileben Co. Ltd.	26,300	596,391
Nihon Parkerizing Co. Ltd.	91,000	1,302,076
Nippon Seiki Co. Ltd.	110,000	1,213,244
Nippon Thompson Co. Ltd.	516,000	3,532,290
Nitto Kohki Co. Ltd.	26,900	581,645
Obic Co. Ltd.	7,590	1,526,404
Common Stocks - continued
	Shares	Value
Japan - continued
Osaka Securities Exchange Co. Ltd.	841	$ 4,342,434
OSG Corp.	104,700	1,245,075
SHO-BOND Holdings Co. Ltd.	74,300	1,440,438
Shoei Co. Ltd.	31,800	333,472
The Daishi Bank Ltd., Niigata	207,000	700,798
The Nippon Synthetic Chemical Industry Co. Ltd.	106,000	750,452
THK Co. Ltd.	67,100	1,475,157
Toho Holdings Co. Ltd.	79,000	1,264,942
Toridoll Corp.	282	563,820
Tsumura & Co.	39,800	1,165,229
Tsutsumi Jewelry Co. Ltd.	22,900	536,844
Unicharm Petcare Corp.	42,300	1,409,550
USS Co. Ltd.	58,230	3,986,148
Yamatake Corp.	38,500	959,528
Yamato Kogyo Co. Ltd.	70,600	2,254,119
TOTAL JAPAN		55,885,864
Korea (South) - 0.8%
NCsoft Corp.	4,514	671,030
NHN Corp. (a)	8,425	1,404,443
TOTAL KOREA (SOUTH)		2,075,473
Luxembourg - 0.2%
GlobeOp Financial Services SA	107,400	449,582
L'Occitane Ltd.	12,000	23,306
TOTAL LUXEMBOURG		472,888
Mexico - 0.8%
Cemex SA de CV sponsored ADR	67,200	798,336
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	46,200	1,337,490
TOTAL MEXICO		2,135,826
Netherlands - 3.7%
Aalberts Industries NV	112,500	1,833,046
ASM International NV (NASDAQ) (a)	88,900	2,312,289
Heijmans NV unit (a)	49,600	833,747
James Hardie Industries NV unit (a)	314,976	2,207,726
QIAGEN NV (a)	118,000	2,696,300
TOTAL NETHERLANDS		9,883,108
Norway - 0.4%
Sevan Marine ASA (a)	663,000	959,936
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd.	110,613	$ 574,491
Philippines - 0.5%
Jollibee Food Corp.	1,056,400	1,388,751
Singapore - 2.8%
Allgreen Properties Ltd.	1,589,000	1,448,477
Keppel Land Ltd.	378,000	1,018,779
Singapore Exchange Ltd.	589,000	3,492,015
Wing Tai Holdings Ltd.	1,178,000	1,546,924
TOTAL SINGAPORE		7,506,195
South Africa - 2.9%
African Rainbow Minerals Ltd.	103,827	2,807,750
Clicks Group Ltd.	426,603	1,787,499
JSE Ltd.	157,800	1,544,994
Mr. Price Group Ltd.	249,300	1,414,157
TOTAL SOUTH AFRICA		7,554,400
Spain - 1.5%
Banesto SA (Reg.)	57,700	591,289
Grifols SA (d)	28,200	357,054
Prosegur Compania de Seguridad SA (Reg.)	62,500	2,900,275
TOTAL SPAIN		3,848,618
Sweden - 1.0%
Intrum Justitia AB	138,000	1,629,916
Swedish Match Co. (d)	48,800	1,106,478
TOTAL SWEDEN		2,736,394
Switzerland - 2.2%
Actelion Ltd. (a)	13,374	542,441
Bank Sarasin & Co. Ltd. Series B (Reg.)	66,244	2,576,828
Sonova Holding AG Class B	21,653	2,684,306
TOTAL SWITZERLAND		5,803,575
Turkey - 2.5%
Albaraka Turk Katilim Bankasi AS	645,000	1,247,716
Anadolu Efes Biracilik ve Malt Sanyii AS	93,000	1,161,875
Asya Katilim Bankasi AS	776,000	2,064,052
Coca-Cola Icecek AS	147,000	1,451,437
Tupras-Turkiye Petrol Rafinerileri AS	28,000	625,336
TOTAL TURKEY		6,550,416
Common Stocks - continued
	Shares	Value
United Kingdom - 17.7%
AMEC PLC	76,169	$ 967,840
Babcock International Group PLC	249,200	2,222,008
Bellway PLC	121,000	1,388,924
BlueBay Asset Management	109,700	625,853
Bovis Homes Group PLC (a)	244,100	1,583,541
Britvic PLC	197,600	1,448,051
Chloride Group PLC	318,700	1,459,180
Cobham PLC	285,700	1,157,950
Dechra Pharmaceuticals PLC	75,003	524,685
Derwent London PLC	64,700	1,425,607
Great Portland Estates PLC	362,300	1,734,089
H&T Group PLC	159,894	574,360
InterContinental Hotel Group PLC ADR	124,100	2,182,919
Johnson Matthey PLC	77,700	2,066,156
Meggitt PLC	427,200	2,032,477
Mothercare PLC	205,500	1,802,002
Persimmon PLC (a)	144,900	1,051,050
Quintain Estates & Development PLC (a)	653,700	558,485
Rotork PLC	48,100	1,032,464
Serco Group PLC	353,715	3,394,466
Shaftesbury PLC	268,200	1,595,861
Spectris PLC	132,323	1,810,433
Spirax-Sarco Engineering PLC	134,700	3,168,436
SSL International PLC	305,329	3,999,875
St. Modwen Properties PLC (a)	206,300	544,627
Ted Baker PLC	170,600	1,365,252
Ultra Electronics Holdings PLC	62,700	1,480,167
Unite Group PLC (a)	634,000	2,116,647
Victrex PLC	84,300	1,295,948
TOTAL UNITED KINGDOM		46,609,353
United States of America - 8.6%
Advanced Energy Industries, Inc. (a)	115,400	1,698,688
Autoliv, Inc. (a)	49,000	2,682,750
Cymer, Inc. (a)	24,300	829,845
Dril-Quip, Inc. (a)	19,000	1,100,670
ION Geophysical Corp. (a)	233,100	1,400,931
Juniper Networks, Inc. (a)	49,000	1,392,090
Kansas City Southern (a)	53,300	2,161,315
Lam Research Corp. (a)	13,300	539,315
Martin Marietta Materials, Inc.	11,500	1,102,620
Mohawk Industries, Inc. (a)	45,700	2,912,918
Common Stocks - continued
	Shares	Value
United States of America - continued
PriceSmart, Inc.	164,700	$ 4,097,736
ResMed, Inc. (a)	29,100	1,991,313
Solutia, Inc. (a)	41,100	723,360
TOTAL UNITED STATES OF AMERICA		22,633,551
TOTAL COMMON STOCKS (Cost $248,710,129)		258,330,932
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.21% (b)	4,757,071	4,757,071
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	8,501,692	8,501,692
TOTAL MONEY MARKET FUNDS (Cost $13,258,763)		13,258,763
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $261,968,892)		271,589,695
NET OTHER ASSETS - (3.0)%		(7,859,003)
NET ASSETS - 100%		$ 263,730,692
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,253
Fidelity Securities Lending Cash Central Fund	9,114
Total	$ 14,367
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 55,885,864	$ 53,866,750	$ 2,019,114	$ -
United Kingdom	46,609,353	2,182,919	44,426,434	-
United States of America	22,633,551	22,633,551	-	-
Canada	13,864,218	13,864,218	-	-
Brazil	10,536,743	10,536,743	-	-
Netherlands	9,883,108	5,008,589	4,874,519	-
France	8,457,028	-	8,457,028	-
Bermuda	7,765,915	1,721,378	6,044,537	-
South Africa	7,554,400	7,554,400	-	-
Germany	6,404,194	-	6,404,192	2
Other	68,736,558	14,440,566	54,295,992	-
Money Market Funds	13,258,763	13,258,763	-	-
Total Investments in Securities:	$ 271,589,695	$ 145,067,877	$ 126,521,816	$ 2
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 2

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,073,870) - See accompanying schedule: Unaffiliated issuers (cost $248,710,129)	$ 258,330,932
Fidelity Central Funds (cost $13,258,763)	13,258,763
Total Investments (cost $261,968,892)		$ 271,589,695
Receivable for investments sold		583,776
Receivable for fund shares sold		1,263,366
Dividends receivable		707,894
Distributions receivable from Fidelity Central Funds		11,131
Other receivables		33,344
Total assets		274,189,206

Liabilities
Payable for investments purchased	$ 1,688,778
Payable for fund shares redeemed	2,686
Accrued management fee	164,336
Other affiliated payables	52,592
Other payables and accrued expenses	48,430
Collateral on securities loaned, at value	8,501,692
Total liabilities		10,458,514

Net Assets		$ 263,730,692
Net Assets consist of:
Paid in capital		$ 252,985,259
Undistributed net investment income		567,810
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		560,607
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,617,016
Net Assets		$ 263,730,692

Series International Small Cap: Net Asset Value, offering price and redemption price per share ($243,361,983 ÷ 23,321,204 shares)		$ 10.44

Class F: Net Asset Value, offering price and redemption price per share ($20,368,709 ÷ 1,950,094 shares)		$ 10.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund
Financial Statements - continued

Statement of Operations

For the period December 3, 2009 (commencement of operations) to April 30, 2010

Investment Income
Dividends		$ 1,327,493
Interest		785
Income from Fidelity Central Funds		14,367
		1,342,645
Less foreign taxes withheld		(124,010)
Total income		1,218,635

Expenses
Management fee	$ 453,288
Transfer agent fees	125,814
Accounting and security lending fees	27,357
Custodian fees and expenses	54,023
Independent trustees' compensation	177
Registration fees	7,513
Audit	19,245
Legal	6
Miscellaneous	121
Total expenses before reductions	687,544
Expense reductions	(36,719)	650,825
Net investment income (loss)		567,810
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	726,856
Foreign currency transactions	(166,249)
Total net realized gain (loss)		560,607
Change in net unrealized appreciation (depreciation) on: Investment securities	9,620,803
Assets and liabilities in foreign currencies	(3,787)
Total change in net unrealized appreciation (depreciation)		9,617,016
Net gain (loss)		10,177,623
Net increase (decrease) in net assets resulting from operations		$ 10,745,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 3, 2009 (commencement of operations) to April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 567,810
Net realized gain (loss)	560,607
Change in net unrealized appreciation (depreciation)	9,617,016
Net increase (decrease) in net assets resulting from operations	10,745,433
Share transactions - net increase (decrease)	252,985,259
Total increase (decrease) in net assets	263,730,692

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $567,810)	$ 263,730,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Small Cap

Period ended April 30, 2010G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.04
Net realized and unrealized gain (loss)	.40
Total from investment operations	.44
Net asset value, end of period	$ 10.44
Total ReturnB,C	4.40%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.30%A
Expenses net of fee waivers, if any	1.30%A
Expenses net of all reductions	1.23%A
Net investment income (loss)	1.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,362
Portfolio turnover rateF	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended April 30, 2010G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.05
Net realized and unrealized gain (loss)	.39
Total from investment operations	.44
Net asset value, end of period	$ 10.44
Total ReturnB,C	4.40%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.05%A
Expenses net of fee waivers, if any	1.05%A
Expenses net of all reductions	.98%A
Net investment income (loss)	1.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,369
Portfolio turnover rateF	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Series International Growth Fund, Fidelity Series International Value Fund and Fidelity Series International Small Cap Fund (the Funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Fidelity Series International Growth Fund offers Series International Growth shares and Class F shares, each of which has equal rights as to assets and voting privileges. Fidelity Series International Value Fund offers Series International Value shares and Class F shares, each of which has equal rights as to assets and voting privileges. Fidelity Series International Small Cap Fund offers Series International Small Cap shares and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fidelity Series International Value Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fidelity Series International Value Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series International Growth Fund	$ 1,558,637,043	$ 49,970,872	$ (43,029,156)	$ 6,941,716
Fidelity Series International Value Fund	1,572,465,716	43,686,566	(61,483,380)	(17,796,814)
Fidelity Series International Small Cap Fund	262,004,998	16,535,394	(6,950,697)	9,584,697

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Growth Fund	1,725,425,688	324,721,525
Fidelity Series International Value Fund	1,766,422,462	358,343,114
Fidelity Series International Small Cap Fund	256,743,926	8,715,016

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series International Growth Fund, Fidelity Series International Value Fund and Fidelity Series International Small Cap Fund is subject to a performance adjustment (up to a maximum of ±.20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of each Fund as compared to an appropriate benchmark index. Each fund's performance adjustment will not take effect until December 2010. Subsequent months will be added until the performance period includes 36 months. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable, was as follows:

	Individual Rate	Group Rate	Total
Fidelity Series International Growth Fund	.45%	.26%	.70%
Fidelity Series International Value Fund	.45%	.26%	.70%
Fidelity Series International Small Cap Fund	.60%	.26%	.85%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class to FIIOC were as follows:

Fidelity Series International Growth Fund	Amount	% of Average Net Assets*
Series International Growth	$ 623,141.25
Fidelity Series International Value Fund
Series International Value	$ 619,427.25
Fidelity Series International Small Cap Fund
Series International Small Cap	$ 125,814.25

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series International Growth Fund	$ 344
Fidelity Series International Value Fund	63
Fidelity Series International Small Cap Fund	292

Exchange-In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with Fidelity Series International Growth Fund and Fidelity Series International Value Fund. The Investing Funds delivered securities in exchange for shares of each Fund, as presented in the accompanying table. The value of securities delivered from the Investing Funds is included in Shares sold transactions in Note 10. Each Fund recognized no gain or loss for federal income tax purposes.

Exchange-in-kind date	Fund	Value of securities delivered from Investing Funds	Unrealized appreciation (depreciation)	Exchanged number of Fund shares
12/4/09	Fidelity Series International Growth Fund	$ 250,000,000	$ 26,568,361	25,227,043
12/4/09	Fidelity Series International Value Fund	$ 250,000,000	$ 25,137,531	25,176,234
4/23/10	Fidelity Series International Growth Fund	$ 150,000,000	$ 5,933,323	14,864,876
4/23/10	Fidelity Series International Value Fund	$ 150,000,000	$ 8,660,014	15,289,115

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous Expense on the Statement of Operations, and are as follows:

Fidelity Series International Growth Fund	$ 133
Fidelity Series International Value Fund	132
Fidelity Series International Small Cap Fund	27

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Series International Growth Fund	$ 195,701
Fidelity Series International Value Fund	223,168
Fidelity Series International Small Cap Fund	9,114

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Series International Growth Fund	$ 109,290	$ 72
Fidelity Series International Value Fund	82,236	79
Fidelity Series International Small Cap Fund	36,715	4

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2010 A	Period ended April 30, 2010 A
Series International Growth
Shares sold	136,375,425	$ 1,328,605,254
Shares redeemed	(2,633,303)	(25,611,821)
Net increase (decrease)	133,742,122	$ 1,302,993,433
Class F
Shares sold	11,455,034	$ 112,049,703
Shares redeemed	(42,264)	(406,400)
Net increase (decrease)	11,412,770	$ 111,643,303
Series International Value
Shares sold	139,531,354	$ 1,334,661,752
Shares redeemed	(2,671,812)	(25,517,297)
Net increase (decrease)	136,859,542	$ 1,309,144,455
Class F
Shares sold	11,720,729	$ 112,249,754
Shares redeemed	(32,745)	(309,421)
Net increase (decrease)	11,687,984	$ 111,940,333

A Share transactions are for the period December 3, 2009 (commencement of operations) to April 30, 2010.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares	Dollars
	Period ended April 30, 2010 A	Period ended April 30, 2010 A
Series International Small Cap
Shares sold	23,837,615	$ 238,559,680
Shares redeemed	(516,411)	(5,187,765)
Net increase (decrease)	23,321,204	$ 233,371,915
Class F
Shares sold	1,966,657	$ 19,776,342
Shares redeemed	(16,563)	(162,998)
Net increase (decrease)	1,950,094	$ 19,613,344

A Share transactions are for the period December 3, 2009 (commencement of operations) to April 30, 2010.

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series International Growth Fund

Fidelity Series International Value Fund

Fidelity Series International Small Cap Fund

On September 16, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, quality, cost, and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Fidelity Series International Growth Fund, Fidelity Series International Value Fund, and Fidelity Series International Small Cap Fund are new funds and therefore had no historical performance for the Board to review at the time it approved the funds' Advisory Contracts. Once the funds have been in operation for at least one calendar year, the Board will review each fund's absolute investment performance, as well as each fund's relative investment performance measured against a broad-based securities market index.

Semiannual Report

The Board considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that each fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of Class F. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because the class is expected to be the larger class.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that each fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that each fund's management fee and projected total expenses were fair and reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursement, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets managed by FMR increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

GSV-S-SANN-0610
1.907946.100

Fidelity®
Total International Equity Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,067.00	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,065.60	$ 8.96
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,062.60	$ 11.51
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,061.00	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Total International Equity	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 15.8%
Japan 12.4%
Switzerland 7.1%
United States of America 6.2%
France 5.4%
Brazil 4.5%
Germany 4.2%
Australia 3.0%
Canada 3.0%
Other 38.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 15.2%
Japan 12.5%
France 7.2%
Switzerland 7.0%
Germany 5.8%
United States of America 5.0%
Brazil 5.0%
Spain 3.0%
Australia 2.9%
Other 36.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.0	99.6
Short-Term Investments and Net Other Assets	2.0	0.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	2.1
Nestle SA (Switzerland, Food Products)	1.5	1.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.0
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.3	1.2
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.3	1.5
E.ON AG (Germany, Electric Utilities)	1.3	1.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.0	1.1
Toyota Motor Corp. (Japan, Automobiles)	0.9	1.2
AXA SA sponsored ADR (France, Insurance)	0.8	1.1
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	0.8	0.4
	12.5
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	26.0
Materials	12.4	11.1
Consumer Discretionary	11.7	9.9
Industrials	9.2	9.8
Consumer Staples	9.0	9.3
Energy	8.5	9.1
Information Technology	7.1	7.2
Health Care	7.0	6.9
Telecommunication Services	4.5	6.2
Utilities	3.1	4.1

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,200	$ 33,600
Australia - 3.0%
CSL Ltd.	4,716	140,882
Intoll Group unit	77,092	79,533
Leighton Holdings Ltd.	6,795	228,896
Macquarie Group Ltd.	6,707	305,757
MAp Group unit	83,090	238,119
OZ Minerals Ltd. (a)	114,205	120,178
QBE Insurance Group Ltd.	5,059	97,989
Wesfarmers Ltd.	3,713	99,509
Westfield Group unit	17,547	207,199
Woolworths Ltd.	12,712	317,464
Worleyparsons Ltd.	3,558	86,744
TOTAL AUSTRALIA		1,922,270
Austria - 0.3%
Andritz AG	2,090	127,980
Erste Bank AG	900	39,963
TOTAL AUSTRIA		167,943
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	69,144	76,992
Bailiwick of Jersey - 1.1%
Heritage Oil PLC (a)	2,230	15,522
Informa PLC	53,225	321,204
Randgold Resources Ltd. sponsored ADR	1,600	134,784
United Business Media Ltd.	15,200	128,302
WPP PLC	9,440	100,073
TOTAL BAILIWICK OF JERSEY		699,885
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	13,785	668,807
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	40
Gimv NV	250	13,551
Umicore SA (d)	4,829	176,595
TOTAL BELGIUM		858,993
Bermuda - 1.6%
Aquarius Platinum Ltd.:
(Australia)	8,996	58,090
(United Kingdom)	3,600	23,652
CNPC (Hong Kong) Ltd.	42,000	55,665
Common Stocks - continued
	Shares	Value
Bermuda - continued
Credicorp Ltd. (NY Shares)	800	$ 69,488
Great Eagle Holdings Ltd.	7,000	19,589
Lazard Ltd. Class A	2,600	100,516
Noble Group Ltd.	11,000	23,858
Orient Overseas International Ltd.	2,500	19,013
Ports Design Ltd.	28,500	69,788
Scorpion Offshore Ltd. (a)	1,200	7,804
Seadrill Ltd. (d)	17,500	440,860
Trinity Ltd.	90,000	63,189
VimpelCom Ltd. ADR (a)	3,700	64,454
TOTAL BERMUDA		1,015,966
Brazil - 4.5%
Anhanguera Educacional Participacoes SA unit (a)	540	8,259
Banco ABC Brasil SA	22,500	161,958
Banco Bradesco SA (PN) sponsored ADR	7,400	137,788
Banco do Brasil SA	8,100	139,727
Banco Santander (Brasil) SA ADR	10,300	119,789
BM&F BOVESPA SA	26,600	175,247
BR Malls Participacoes SA (a)	8,700	110,330
Braskem SA Class A sponsored ADR (d)	9,560	136,230
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	2,400	42,216
sponsored ADR	2,100	30,009
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	5,200	96,980
Cyrela Brazil Realty SA	5,300	63,584
Fibria Celulose SA sponsored ADR (a)	6,031	119,715
Gerdau SA sponsored ADR	4,500	73,800
Iguatemi Empresa de Shopping Centers SA	3,100	51,852
Itau Unibanco Banco Multiplo SA ADR	7,227	156,681
Localiza Rent A Car SA	2,400	26,597
MRV Engenharia e Participacoes SA	10,700	74,927
Multiplan Empreendimentos Imobiliarios SA	3,400	59,355
Net Servicos de Comunicacao SA sponsored ADR (a)	3,300	38,775
Odontoprev SA	500	16,413
OGX Petroleo e Gas Participacoes SA	7,000	70,002
PDG Realty S.A. Empreendimentos e Participacoes	3,600	32,728
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,700	140,378
sponsored ADR	5,600	237,608
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	3,700	54,982
TIM Participacoes SA sponsored ADR (non-vtg.)	1,200	31,188
Common Stocks - continued
	Shares	Value
Brazil - continued
Vale SA:
(PN-A) sponsored ADR	13,300	$ 357,903
sponsored ADR	3,100	94,953
TOTAL BRAZIL		2,859,974
Canada - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	1,960	124,270
Eldorado Gold Corp. (a)	4,100	62,940
Fairfax Financial Holdings Ltd. (sub. vtg.)	250	94,716
First Quantum Minerals Ltd.	600	46,019
Goldcorp, Inc.	1,400	60,494
Niko Resources Ltd.	2,460	269,554
Open Text Corp. (a)	5,200	220,189
Pan American Silver Corp.	2,900	76,792
Petrobank Energy & Resources Ltd. (a)	5,200	262,149
Power Corp. of Canada (sub. vtg.)	2,900	80,419
Quadra Mining Ltd. (a)	500	7,587
Sherritt International Corp.	1,600	12,438
Sino-Forest Corp. (a)	1,400	24,881
Suncor Energy, Inc.	5,700	194,917
Toronto-Dominion Bank	5,000	371,482
TOTAL CANADA		1,908,847
Cayman Islands - 0.8%
China Lilang Ltd. (a)	9,000	11,033
China Shanshui Cement Group Ltd.	17,000	8,658
Daphne International Holdings Ltd.	30,000	30,990
Eurasia Drilling Co. Ltd.:
GDR (e)	400	8,239
GDR (Reg. S)	1,900	39,256
Geely Automobile Holdings Ltd.	80,000	34,106
Hengdeli Holdings Ltd.	290,000	120,924
Hidili Industry International Development Ltd. (a)	25,000	27,248
Ju Teng International Holdings Ltd.	10,000	9,256
Kingboard Chemical Holdings Ltd.	8,500	45,570
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	600	984
Mindray Medical International Ltd. sponsored ADR	1,000	38,200
Trina Solar Ltd. ADR (a)	700	18,109
Vantage Drilling Co. (a)	4,500	8,100
Wynn Macau Ltd.	52,200	81,933
Zhongsheng Group Holdings Ltd. Class H	5,500	7,536
TOTAL CAYMAN ISLANDS		490,142
Common Stocks - continued
	Shares	Value
Chile - 0.0%
Enersis SA sponsored ADR	1,400	$ 27,846
China - 1.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	6,000	4,188
Baidu.com, Inc. sponsored ADR (a)	50	34,465
China Hongxing Sports Ltd.	29,000	2,917
China Mengniu Dairy Co. Ltd.	7,000	20,999
China Merchants Bank Co. Ltd. (H Shares)	86,883	212,989
China Nepstar Chain Drugstore Ltd. ADR	10,830	71,370
China Pacific Insurance Group Co. Ltd. (H Shares)	4,000	16,467
China Shenhua Energy Co. Ltd. (H Shares)	19,000	81,531
China Yurun Food Group Ltd.	11,000	33,356
Digital China Holdings Ltd. (H Shares)	9,000	13,248
Golden Eagle Retail Group Ltd. (H Shares)	17,000	32,747
Harbin Power Equipment Co. Ltd. (H Shares)	12,000	9,389
Industrial & Commercial Bank of China Ltd. (H Shares)	353,000	257,282
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	30,000	15,737
Minth Group Ltd.	16,000	22,516
Nine Dragons Paper (Holdings) Ltd.	52,000	87,718
Ping An Insurance Group Co. China Ltd. (H Shares)	10,000	85,608
Sina Corp. (a)	400	14,680
Tencent Holdings Ltd.	4,300	88,924
Yantai Changyu Pioneer Wine Co. (B Shares)	3,400	28,946
ZTE Corp. (H Shares)	10,260	36,754
TOTAL CHINA		1,171,831
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	500	24,011
Komercni Banka AS	200	41,491
TOTAL CZECH REPUBLIC		65,502
Denmark - 1.3%
Novo Nordisk AS:
Series B	1,618	133,135
Series B sponsored ADR	4,600	377,660
Vestas Wind Systems AS (a)	3,395	207,170
William Demant Holding AS (a)	1,790	122,099
TOTAL DENMARK		840,064
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	5,500	75,396
Finland - 0.9%
Metso Corp.	3,700	142,745
Common Stocks - continued
	Shares	Value
Finland - continued
Nokian Tyres PLC	9,302	$ 218,680
Outotec OYJ	4,900	183,144
TOTAL FINLAND		544,569
France - 5.4%
Atos Origin SA (a)	1,272	64,462
Audika SA	900	31,485
AXA SA sponsored ADR (d)	27,400	524,984
BNP Paribas SA	4,408	302,803
Christian Dior SA	700	74,528
Compagnie de St. Gobain	2,961	146,188
Credit Agricole SA	7,200	102,936
Danone	5,080	299,349
Laurent-Perrier Group	209	19,467
Pernod-Ricard SA	1,506	128,146
PPR SA	1,000	134,415
Remy Cointreau SA	2,019	109,195
Renault SA (a)	1,100	50,969
Safran SA	5,614	142,656
Saft Groupe SA	657	23,868
Sanofi-Aventis	756	51,579
Sanofi-Aventis sponsored ADR	6,300	214,893
Schneider Electric SA	797	90,492
Societe Generale Series A	5,210	278,241
Total SA	690	37,545
Total SA sponsored ADR	7,300	396,974
Unibail-Rodamco	1,242	234,765
Virbac SA	100	11,042
TOTAL FRANCE		3,470,982
Germany - 4.2%
Aixtron AG	550	17,351
Allianz AG sponsored ADR	14,200	161,028
alstria office REIT-AG	638	7,185
BASF AG	2,272	132,392
Bayer AG	2,741	174,592
Bayerische Motoren Werke AG (BMW)	1,659	81,615
Bilfinger Berger AG	300	19,886
Colonia Real Estate AG (a)	10,305	58,710
Colonia Real Estate AG rights 5/5/10 (a)(e)	10,305	0
Daimler AG (United States)	5,900	300,546
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	1,500	$ 116,343
E.ON AG (d)	22,176	815,642
Linde AG	2,268	270,898
MAN SE	857	80,834
Metro AG	1,900	113,673
Munich Re Group (d)	1,602	225,416
Siemens AG sponsored ADR	1,100	107,404
Software AG (Bearer)	163	18,666
TOTAL GERMANY		2,702,181
Greece - 0.3%
Hellenic Telecommunications Organization SA	8,339	91,988
Public Power Corp. of Greece	3,600	58,940
Terna Energy SA	2,749	15,248
TOTAL GREECE		166,176
Hong Kong - 2.8%
China Agri-Industries Holding Ltd.	25,000	32,753
China Mobile (Hong Kong) Ltd.	13,500	132,151
China Resources Power Holdings Co. Ltd.	54,000	109,472
CNOOC Ltd.	130,000	228,665
CNOOC Ltd. sponsored ADR	260	45,739
Hang Lung Group Ltd.	12,000	58,623
Hong Kong Exchanges and Clearing Ltd.	16,800	274,539
Hutchison Whampoa Ltd.	15,000	102,946
Shanghai Industrial Holdings Ltd.	10,000	43,205
Sino-Ocean Land Holdings Ltd.	30,500	23,383
Swire Pacific Ltd. (A Shares)	42,500	492,782
Techtronic Industries Co. Ltd.	99,000	102,873
Texwinca Holdings Ltd.	16,000	17,092
Wharf Holdings Ltd.	22,000	118,982
TOTAL HONG KONG		1,783,205
Hungary - 0.1%
OTP Bank Ltd. (a)	2,400	85,362
India - 1.2%
Bank of Baroda	6,931	106,794
Bharat Heavy Electricals Ltd.	1,041	58,176
Housing Development and Infrastructure Ltd. (a)	3,029	18,225
Housing Development Finance Corp. Ltd.	1,479	93,273
Infosys Technologies Ltd. sponsored ADR	2,000	119,760
Common Stocks - continued
	Shares	Value
India - continued
Jain Irrigation Systems Ltd.	2,034	$ 49,850
JSW Steel Ltd.	2,406	65,956
Jyothy Laboratories Ltd.	1,366	5,229
Reliance Industries Ltd.	2,133	49,420
Rural Electrification Corp. Ltd. (a)	5,399	30,707
Tata Consultancy Services Ltd.	4,150	71,279
Tata Power Co. Ltd.	813	24,758
Tata Steel Ltd.	2,990	41,332
Ultratech Cement Ltd.	758	16,565
Unitech Ltd.	4,394	8,274
TOTAL INDIA		759,598
Indonesia - 1.0%
PT Astra International Tbk	17,000	87,863
PT Bank Negara Indonesia (Persero) Tbk	44,000	12,525
PT Bank Rakyat Indonesia Tbk	178,000	174,247
PT Delta Dunia Petroindo Tbk (a)	90,500	10,431
PT Gudang Garam Tbk	7,500	22,760
PT Indo Tambangraya Megah Tbk	6,000	25,688
PT Indocement Tunggal Prakarsa Tbk	30,000	51,992
PT Indofood Sukses Makmur Tbk	106,500	45,445
PT Indosat Tbk	29,500	19,139
PT Indosat Tbk sponsored ADR	600	19,650
PT Kalbe Farma Tbk	43,500	9,916
PT Perusahaan Gas Negara Tbk Series B	103,500	46,491
PT Semen Gresik Tbk	67,500	60,791
PT Tambang Batubbara Bukit Asam Tbk	6,000	12,215
PT XL Axiata Tbk (a)	25,000	10,195
TOTAL INDONESIA		609,348
Ireland - 0.8%
CRH PLC sponsored ADR	16,900	483,171
Israel - 0.3%
Cellcom Israel Ltd.	600	18,180
Check Point Software Technologies Ltd. (a)	1,200	42,744
Mizrahi Tefahot Bank Ltd. (a)	1,000	8,919
Partner Communications Co. Ltd. ADR	2,342	45,997
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,210	71,063
TOTAL ISRAEL		186,903
Italy - 1.7%
Azimut Holdings SpA	15,136	170,581
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA	12,300	$ 161,461
Interpump Group SpA (a)	2,725	13,687
Intesa Sanpaolo SpA	123,402	406,768
Saipem SpA	3,010	112,410
UniCredit SpA	72,701	190,549
TOTAL ITALY		1,055,456
Japan - 12.4%
Aisin Seiki Co. Ltd.	2,300	70,251
Aozora Bank Ltd. (a)	9,000	12,935
Asahi Co. Ltd.	500	7,671
Autobacs Seven Co. Ltd.	3,900	137,640
Credit Saison Co. Ltd.	5,300	77,518
Daikoku Denki Co. Ltd.	1,000	17,737
Daikokutenbussan Co. Ltd.	2,800	82,214
Denso Corp.	13,000	379,402
East Japan Railway Co.	6,800	454,902
Fanuc Ltd.	2,200	259,803
Fast Retailing Co. Ltd.	600	90,924
FCC Co. Ltd.	800	16,625
Fukuoka (REIT) Investment Fund	2	12,797
GCA Savvian Group Corp. (a)	14	19,078
Glory Ltd.	400	10,254
Goldcrest Co. Ltd.	320	8,762
Gunma Bank Ltd.	2,000	10,817
Honda Motor Co. Ltd.	5,200	175,965
Japan Retail Fund Investment Corp.	80	107,825
Japan Steel Works Ltd.	11,000	120,488
JSR Corp.	4,300	87,804
Kamigumi Co. Ltd.	2,000	16,587
Keyence Corp.	710	169,998
Kobayashi Pharmaceutical Co. Ltd.	3,800	153,327
Konica Minolta Holdings, Inc.	8,500	107,524
Kyoto Kimono Yuzen Co. Ltd.	800	7,452
Meiko Network Japan Co. Ltd.	900	6,305
Miraca Holdings, Inc.	4,700	151,113
Miraial Co. Ltd.	200	6,326
Mitsubishi UFJ Financial Group, Inc.	75,300	392,412
Mitsui & Co. Ltd.	33,500	503,502
MS&AD Insurance Group Holdings, Inc. (a)	3,990	114,689
Nabtesco Corp.	1,000	12,669
Nachi-Fujikoshi Corp.	5,000	15,171
Common Stocks - continued
	Shares	Value
Japan - continued
Nagaileben Co. Ltd.	300	$ 6,803
Nihon Parkerizing Co. Ltd.	1,000	14,309
Nippon Electric Glass Co. Ltd.	11,000	168,753
Nippon Seiki Co. Ltd.	2,000	22,059
Nippon Telegraph & Telephone Corp.	1,400	56,988
Nippon Thompson Co. Ltd.	28,000	191,675
Nitto Kohki Co. Ltd.	300	6,487
Obic Co. Ltd.	610	122,675
ORIX Corp.	2,240	206,281
Osaka Securities Exchange Co. Ltd.	34	175,556
OSG Corp.	1,400	16,649
Promise Co. Ltd. (a)	9,600	91,779
SAZABY, Inc.	400	7,197
Seven & i Holdings Co., Ltd.	3,900	99,733
Shin-Etsu Chemical Co., Ltd.	3,600	207,535
Shiseido Co. Ltd.	7,200	150,945
SHO-BOND Holdings Co. Ltd.	3,500	67,854
Shoei Co. Ltd.	400	4,195
SOFTBANK CORP.	3,000	67,098
Sumitomo Corp.	19,800	238,442
Sumitomo Metal Industries Ltd.	45,000	122,155
Sumitomo Mitsui Financial Group, Inc.	6,200	205,056
The Daishi Bank Ltd., Niigata	2,000	6,771
The Nippon Synthetic Chemical Industry Co. Ltd.	1,000	7,080
THK Co. Ltd.	800	17,588
Toho Holdings Co. Ltd.	1,200	19,214
Tokio Marine Holdings, Inc.	3,500	104,203
Tokyo Electric Power Co.	6,000	150,586
Tokyo Gas Co., Ltd.	46,000	195,490
Toridoll Corp.	4	7,997
Toyota Motor Corp.	14,000	540,960
Tsumura & Co.	500	14,639
Tsutsumi Jewelry Co. Ltd.	400	9,377
Unicharm Petcare Corp.	600	19,994
USS Co. Ltd.	4,380	299,834
Xebio Co. Ltd.	2,400	51,076
Yamada Denki Co. Ltd.	2,900	226,924
Yamatake Corp.	500	12,461
Yamato Kogyo Co. Ltd.	5,200	166,026
TOTAL JAPAN		7,918,931
Common Stocks - continued
	Shares	Value
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	4,400	$ 41,793
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	31,787
TOTAL KAZAKHSTAN		73,580
Korea (South) - 2.4%
CJ CheilJedang Corp.	181	35,988
CJ Corp.	670	38,712
Daelim Industrial Co.	246	13,970
Hynix Semiconductor, Inc. (a)	3,670	92,877
Hyundai Engineering & Construction Co. Ltd.	1,012	48,867
Hyundai Mobis	437	72,522
Hyundai Motor Co.	1,055	128,647
Industrial Bank of Korea	4,750	66,045
Kia Motors Corp.	2,130	51,965
Korea Exchange Bank	5,260	64,193
KT Corp.	1,060	47,040
LG Display Co. Ltd.	1,250	53,153
LG Display Co. Ltd. sponsored ADR	800	16,880
LG Innotek Co. Ltd.	301	46,525
Lumens Co. Ltd. (a)	2,452	32,178
NCsoft Corp.	254	37,758
NHN Corp. (a)	1,297	216,209
Samsung Electronics Co. Ltd.	315	239,474
Shinhan Financial Group Co. Ltd.	5,120	217,763
Shinhan Financial Group Co. Ltd. sponsored ADR	300	25,542
TOTAL KOREA (SOUTH)		1,546,308
Lebanon - 0.0%
BLOM Bank SAL GDR	50	4,694
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	2,449	95,314
(NY Shares) Class A (a)	6,900	267,927
Evraz Group SA GDR (a)	1,900	68,521
GlobeOp Financial Services SA	2,300	9,628
L'Occitane Ltd.	4,000	7,769
Millicom International Cellular SA	200	17,656
Oriflame Cosmetics SA unit	100	5,667
Ternium SA sponsored ADR (a)	1,200	44,328
TOTAL LUXEMBOURG		516,810
Common Stocks - continued
	Shares	Value
Malaysia - 0.0%
Top Glove Corp. Bhd	4,600	$ 18,264
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	2,500	128,700
Banco Compartamos SA de CV	4,200	24,124
Cemex SA de CV sponsored ADR	9,429	112,017
Desarrolladora Homex SAB de CV sponsored ADR (a)	4,080	118,116
Genomma Lab Internacional SA de CV (a)	3,500	11,491
Grupo Financiero Banorte SAB de CV Series O	14,000	58,144
Wal-Mart de Mexico SA de CV Series V	100,000	232,843
TOTAL MEXICO		685,435
Netherlands - 2.2%
Aalberts Industries NV	1,300	21,182
ASM International NV (NASDAQ) (a)	5,835	151,768
ASML Holding NV (NY Shares)	4,000	130,640
Gemalto NV	3,455	154,030
Heijmans NV unit (a)	710	11,935
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	17,910	159,915
sponsored ADR (a)	6,800	60,316
James Hardie Industries NV sponsored ADR (a)	4,135	146,627
Koninklijke Ahold NV	8,344	114,427
Koninklijke KPN NV	18,844	282,748
QIAGEN NV (a)	7,000	159,950
X5 Retail Group NV GDR (Reg. S) (a)	300	10,612
TOTAL NETHERLANDS		1,404,150
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	2,600	20,049
Norway - 0.4%
Aker Solutions ASA	6,400	106,973
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	10,000	14,828
DnB NOR ASA	4,300	50,898
Orkla ASA (A Shares)	8,400	70,785
Sevan Marine ASA (a)	10,000	14,479
TOTAL NORWAY		257,963
Panama - 0.1%
Copa Holdings SA Class A	700	39,676
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.1%
Lihir Gold Ltd. sponsored ADR	2,400	$ 85,128
Oil Search Ltd.	1,312	6,814
TOTAL PAPUA NEW GUINEA		91,942
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,200	105,248
Philippines - 0.2%
Jollibee Food Corp.	12,500	16,433
Megaworld Corp.	70,000	2,108
Philippine Long Distance Telephone Co. sponsored ADR	1,400	78,736
TOTAL PHILIPPINES		97,277
Poland - 0.3%
Bank Polska Kasa Opieki SA	1,200	68,705
Bank Zachodni WBK SA	700	51,760
KGHM Polska Miedz SA (Bearer)	1,000	37,480
Pol-Aqua SA	553	4,220
Trakcja Polska SA	2,900	4,210
TOTAL POLAND		166,375
Portugal - 0.2%
Energias de Portugal SA	36,102	129,215
Russia - 1.5%
Cherkizovo Group OJSC GDR (a)	1,018	19,752
Gazprom Neft (a)	927	5,099
LSR Group OJSC GDR (Reg. S) (a)	1,100	9,316
Magnit OJSC GDR (Reg. S)	2,900	54,349
Mechel Steel Group OAO sponsored ADR	2,200	56,540
Novorossiysk Commercial Sea Port JSC (a)	27,200	5,440
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	200	2,665
OAO Gazprom sponsored ADR	6,867	159,452
OAO NOVATEK GDR	1,200	89,907
OAO Tatneft sponsored ADR	1,800	54,274
OGK-2 JSC (a)	79,500	4,929
OJSC MMC Norilsk Nickel sponsored ADR (a)	5,600	107,520
OJSC Oil Company Rosneft GDR (Reg. S)	12,900	103,238
Polymetal JSC GDR (Reg. S) (a)	3,500	36,468
RusHydro JSC sponsored ADR (a)	7,200	41,258
Sberbank (Savings Bank of the Russian Federation)	29,600	79,920
Sberbank (Savings Bank of the Russian Federation) GDR	150	40,354
Common Stocks - continued
	Shares	Value
Russia - continued
Sistema JSFC sponsored GDR (a)	2,200	$ 58,510
TGK-1 OAO (a)	7,102,100	6,108
TOTAL RUSSIA		935,099
Singapore - 1.5%
Allgreen Properties Ltd.	19,000	17,320
CapitaLand Ltd.	27,000	72,933
City Developments Ltd.	10,000	76,826
DBS Group Holdings Ltd.	7,000	77,077
Keppel Land Ltd.	4,000	10,781
Singapore Exchange Ltd.	41,000	243,078
Straits Asia Resources Ltd.	20,000	29,305
United Overseas Bank Ltd.	19,000	277,969
Wing Tai Holdings Ltd.	57,000	74,851
Yanlord Land Group Ltd.	55,000	67,926
TOTAL SINGAPORE		948,066
South Africa - 2.4%
Absa Group Ltd.	2,584	48,976
African Bank Investments Ltd.	11,100	53,422
African Rainbow Minerals Ltd.	10,063	272,129
AngloGold Ashanti Ltd.	900	37,953
AngloGold Ashanti Ltd. sponsored ADR	100	4,186
Aspen Pharmacare Holdings Ltd. (a)	5,400	61,044
Aveng Ltd.	8,600	43,311
Clicks Group Ltd.	44,361	185,876
Foschini Ltd.	2,120	19,660
Illovo Sugar Ltd.	4,900	19,437
Impala Platinum Holdings Ltd.	3,000	85,616
Imperial Holdings Ltd.	3,538	47,180
JSE Ltd.	14,600	142,946
Mr. Price Group Ltd.	32,700	185,491
MTN Group Ltd.	2,100	31,080
Murray & Roberts Holdings Ltd.	4,771	26,741
Mvelaphanda Resources Ltd. (a)	6,922	48,074
Shoprite Holdings Ltd.	3,800	40,642
Standard Bank Group Ltd.	6,737	104,605
Woolworths Holdings Ltd.	13,462	42,738
TOTAL SOUTH AFRICA		1,501,107
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	7,759	101,876
Banco Popular Espanol SA	15,300	108,345
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Santander SA	10,716	$ 135,592
Banco Santander SA sponsored ADR	23,300	287,522
Banesto SA (Reg.)	700	7,173
Grifols SA	346	4,381
Iberdrola SA	7,500	59,527
Inditex SA	2,770	171,463
Prosegur Compania de Seguridad SA (Reg.)	3,151	146,220
Telefonica SA sponsored ADR	12,040	816,071
TOTAL SPAIN		1,838,170
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares) (d)	4,289	273,725
Intrum Justitia AB	1,600	18,898
Swedish Match Co.	4,100	92,962
Telefonaktiebolaget LM Ericsson (B Shares)	13,551	156,414
TOTAL SWEDEN		541,999
Switzerland - 7.1%
ABB Ltd. sponsored ADR	8,800	168,608
Actelion Ltd. (a)	2,902	117,703
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,655	142,176
Credit Suisse Group sponsored ADR	7,600	347,320
Nestle SA	19,730	965,452
Novartis AG sponsored ADR	5,000	254,250
Roche Holding AG (participation certificate)	8,309	1,311,947
Sonova Holding AG Class B	2,049	254,013
The Swatch Group AG:
(Bearer)	600	175,786
(Reg.)	189	10,307
Transocean Ltd. (a)	3,020	218,799
UBS AG (a)	4,073	63,103
UBS AG (NY Shares) (a)	5,300	81,726
Zurich Financial Services AG	1,991	441,415
TOTAL SWITZERLAND		4,552,605
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	10,000	9,767
Advanced Semiconductor Engineering, Inc. sponsored ADR	9,000	43,740
Alpha Networks, Inc.	10,000	9,624
Asia Cement Corp.	33,000	31,042
AU Optronics Corp.	45,000	51,870
AU Optronics Corp. sponsored ADR	6,100	70,699
Cathay Financial Holding Co. Ltd. (a)	33,000	52,823
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chroma ATE, Inc.	5,000	$ 10,705
Formosa Plastics Corp.	12,000	26,671
Fubon Financial Holding Co. Ltd. (a)	48,000	58,540
Hon Hai Precision Industry Co. Ltd. (Foxconn)	49,965	234,659
Macronix International Co. Ltd.	72,000	47,896
Taiwan Mobile Co. Ltd.	27,000	51,691
Taiwan Semiconductor Manufacturing Co. Ltd.	62,169	121,721
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,310	24,463
Wistron Corp.	26,000	49,977
TOTAL TAIWAN		895,888
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	12,500	29,045
Banpu PCL unit	1,100	21,555
Siam Commercial Bank PCL (For. Reg.)	50,400	126,770
Total Access Communication PCL (For. Reg.)	200	209
TOTAL THAILAND		177,579
Turkey - 1.5%
Albaraka Turk Katilim Bankasi AS	20,000	38,689
Anadolu Efes Biracilik ve Malt Sanyii AS	10,000	124,933
Asya Katilim Bankasi AS	56,000	148,952
Coca-Cola Icecek AS	17,500	172,790
Enka Insaat ve Sanayi AS	3,000	14,508
Hurriyet Gazetecilik ve Matbaacilik AS (a)	13,890	15,394
Tofas Turk Otomobil Fabrikasi AS	11,647	49,285
Tupras-Turkiye Petrol Rafinerileri AS	200	4,467
Turk Hava Yollari AO	14,000	46,454
Turkiye Garanti Bankasi AS	73,700	358,896
TOTAL TURKEY		974,368
United Arab Emirates - 0.0%
DP World Ltd.	51,902	28,183
United Kingdom - 15.8%
Aberdeen Asset Management PLC	27,018	56,728
Aegis Group PLC	44,539	88,473
AMEC PLC	863	10,966
Anglo American PLC (United Kingdom) (a)	12,231	519,453
Babcock International Group PLC	17,800	158,715
BAE Systems PLC	48,500	254,166
Barclays PLC	46,033	236,432
Barclays PLC Sponsored ADR	3,859	78,801
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Begbies Traynor Group PLC	9,400	$ 11,061
Bellway PLC	6,628	76,081
BG Group PLC	26,092	440,965
BHP Billiton PLC ADR	13,400	817,400
BlueBay Asset Management	1,287	7,343
Bovis Homes Group PLC (a)	11,448	74,266
BP PLC sponsored ADR	6,600	344,190
Britvic PLC	2,400	17,588
Carphone Warehouse Group PLC (a)	17,500	51,479
Centrica PLC	31,775	142,709
Chloride Group PLC	3,857	17,659
Cobham PLC	23,500	95,246
Dechra Pharmaceuticals PLC	900	6,296
Derwent London PLC	800	17,627
GlaxoSmithKline PLC sponsored ADR	5,000	186,450
Great Portland Estates PLC	18,172	86,977
H&T Group PLC	2,659	9,551
Hikma Pharmaceuticals PLC	3,751	35,849
HSBC Holdings PLC:
(United Kingdom)	30,879	314,381
sponsored ADR	5,900	300,251
Imperial Tobacco Group PLC	3,451	98,299
InterContinental Hotel Group PLC ADR	11,600	204,044
International Power PLC	12,589	63,713
Johnson Matthey PLC	5,992	159,336
Man Group PLC	32,015	118,175
Meggitt PLC	5,100	24,264
Misys PLC (a)	30,600	108,946
Mothercare PLC	9,099	79,788
National Grid PLC	8,200	79,062
Persimmon PLC (a)	1,737	12,600
Prudential PLC	30,708	269,562
Quintain Estates & Development PLC (a)	9,076	7,754
Reckitt Benckiser Group PLC	5,738	298,038
Rio Tinto PLC	8,396	427,021
Rio Tinto PLC sponsored ADR	7,560	384,502
Rotork PLC	500	10,732
Royal Dutch Shell PLC Class A sponsored ADR	14,900	934,975
Serco Group PLC	27,686	265,692
Shaftesbury PLC	18,733	111,466
Spectris PLC	1,593	21,795
Spirax-Sarco Engineering PLC	1,704	40,082
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SSL International PLC	3,810	$ 49,912
St. Modwen Properties PLC (a)	2,400	6,336
Standard Chartered PLC (United Kingdom)	16,001	426,762
TalkTalk Telecom Group PLC (a)	35,000	67,662
Ted Baker PLC	2,175	17,406
Tesco PLC	59,183	392,492
Ultra Electronics Holdings PLC	800	18,886
Unite Group PLC (a)	31,402	104,837
Victrex PLC	5,018	77,142
Vodafone Group PLC	11,100	24,593
Vodafone Group PLC sponsored ADR	22,400	497,280
Wolseley PLC (a)	5,563	138,917
Xstrata PLC	2,500	41,004
TOTAL UNITED KINGDOM		10,040,178
United States of America - 4.0%
Advanced Energy Industries, Inc. (a)	4,781	70,376
Allergan, Inc.	1,900	121,011
Autoliv, Inc. (a)	4,400	240,900
Berkshire Hathaway, Inc. Class B (a)	1,450	111,650
Central European Distribution Corp. (a)	1,100	38,115
Cymer, Inc. (a)	1,750	59,763
Dril-Quip, Inc. (a)	200	11,586
Evercore Partners, Inc. Class A	300	10,752
Freeport-McMoRan Copper & Gold, Inc.	700	52,871
ION Geophysical Corp. (a)	12,911	77,595
Juniper Networks, Inc. (a)	11,980	340,352
Kansas City Southern (a)	680	27,574
Lam Research Corp. (a)	197	7,988
Martin Marietta Materials, Inc.	140	13,423
Mead Johnson Nutrition Co. Class A	2,800	144,508
Mohawk Industries, Inc. (a)	2,610	166,361
Philip Morris International, Inc.	2,800	137,424
PriceSmart, Inc.	2,300	57,224
ResMed, Inc. (a)	2,630	179,971
Solutia, Inc. (a)	484	8,518
Union Pacific Corp.	2,100	158,886
Visa, Inc. Class A	5,600	505,288
TOTAL UNITED STATES OF AMERICA		2,542,136
TOTAL COMMON STOCKS (Cost $63,013,654)		62,113,497
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Italy - 0.3%
Fiat SpA (Risparmio Shares)	8,700	$ 70,571
Telecom Italia SpA (Risparmio Shares)	118,500	133,744
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $232,067)		204,315
Investment Companies - 0.2%

United States of America - 0.2%
iShares MSCI EAFE Growth Index ETF	2,000	110,440
iShares MSCI EAFE Small Cap Index ETF	1,000	37,630
TOTAL INVESTMENT COMPANIES (Cost $150,520)		148,070
Money Market Funds - 4.7%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $3,002,520)	3,002,520	3,002,520
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 05/03/10 (Collateralized by U.S. Treasury Obligations) # (Cost $623,000)	$ 623,010	623,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $67,021,761)		66,091,402
NET OTHER ASSETS - (3.7)%		(2,385,807)
NET ASSETS - 100%		$ 63,705,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,239 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$623,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 111,848
Bank of America, NA	130,259
Barclays Capital, Inc.	69,472
Credit Agricole Sec Usa Inc	43,420
Credit Suisse Securities (USA) LLC	6,616
Deutsche Bank Securities, Inc.	86,840
Mizuho Securities USA, Inc.	43,420
RBC Capital Markets Corp.	65,130
RBS Securities, Inc.	18,233
Societe Generale, New York Branch	43,420
Wachovia Capital Markets LLC	4,342
$ 623,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 6,900
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 10,040,178	$ 3,747,893	$ 6,292,285	$ -
Japan	7,918,931	3,102,611	4,816,320	-
Switzerland	4,552,605	1,070,703	3,481,902	-
France	3,470,982	1,136,851	2,334,131	-
Brazil	2,859,974	2,859,974	-	-
Germany	2,702,181	568,978	2,133,203	-
United States of America	2,542,136	2,542,136	-	-
Australia	1,922,270	-	1,922,270	-
Canada	1,908,847	1,908,847	-	-
Other	24,399,708	8,473,169	15,926,539	-
Investment Companies	148,070	148,070	-	-
Money Market Funds	3,002,520	3,002,520	-	-
Cash Equivalents	623,000	-	623,000	-
Total Investments in Securities:	$ 66,091,402	$ 28,561,752	$ 37,529,650	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 369
Total Realized Gain (Loss)	(25,822)
Total Unrealized Gain (Loss)	25,854
Cost of Purchases	-
Proceeds of Sales	(401)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $25,768,512 of which $10,061,563 and $15,706,949 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,828,120 and repurchase agreements of $623,000) - See accompanying schedule: Unaffiliated issuers (cost $64,019,241)	$ 63,088,882
Fidelity Central Funds (cost $3,002,520)	3,002,520
Total Investments (cost $67,021,761)		$ 66,091,402
Foreign currency held at value (cost $13,588)		13,607
Receivable for investments sold		536,672
Receivable for fund shares sold		368,060
Dividends receivable		283,374
Distributions receivable from Fidelity Central Funds		4,557
Prepaid expenses		67
Receivable from investment adviser for expense reductions		34,858
Other receivables		7,243
Total assets		67,339,840

Liabilities
Payable to custodian bank	$ 64,338
Payable for investments purchased	319,136
Payable for fund shares redeemed	103,736
Accrued management fee	35,982
Distribution fees payable	2,674
Other affiliated payables	16,912
Other payables and accrued expenses	88,947
Collateral on securities loaned, at value	3,002,520
Total liabilities		3,634,245

Net Assets		$ 63,705,595
Net Assets consist of:
Paid in capital		$ 89,948,593
Undistributed net investment income		309,495
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,619,752)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(932,741)
Net Assets		$ 63,705,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,937,181 ÷ 582,497 shares)	$ 6.76

Maximum offering price per share (100/94.25 of $6.76)	$ 7.17
Class T: Net Asset Value and redemption price per share ($992,342 ÷ 145,499 shares)	$ 6.82

Maximum offering price per share (100/96.50 of $6.82)	$ 7.07
Class B: Net Asset Value and offering price per share ($272,480 ÷ 40,101 shares) A	$ 6.79

Class C: Net Asset Value and offering price per share ($1,377,941 ÷ 203,092 shares) A	$ 6.78

Total International Equity: Net Asset Value, offering price and redemption price per share ($57,016,498 ÷ 8,436,592 shares)	$ 6.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,153 ÷ 16,193 shares)	$ 6.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 742,497
Interest		494
Income from Fidelity Central Funds		6,900
		749,891
Less foreign taxes withheld		(65,683)
Total income		684,208

Expenses
Management fee Basic fee	$ 193,813
Performance adjustment	(16,103)
Transfer agent fees	78,658
Distribution fees	16,160
Accounting and security lending fees	14,222
Custodian fees and expenses	144,469
Independent trustees' compensation	142
Registration fees	40,813
Audit	46,993
Legal	217
Miscellaneous	307
Total expenses before reductions	519,691
Expense reductions	(170,452)	349,239
Net investment income (loss)		334,969
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,385,131
Foreign currency transactions	(14,538)
Total net realized gain (loss)		1,370,593
Change in net unrealized appreciation (depreciation) on: Investment securities	1,161,672
Assets and liabilities in foreign currencies	(8,389)
Total change in net unrealized appreciation (depreciation)		1,153,283
Net gain (loss)		2,523,876
Net increase (decrease) in net assets resulting from operations		$ 2,858,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 334,969	$ 445,721
Net realized gain (loss)	1,370,593	(15,995,813)
Change in net unrealized appreciation (depreciation)	1,153,283	25,959,338
Net increase (decrease) in net assets resulting from operations	2,858,845	10,409,246
Distributions to shareholders from net investment income	(411,223)	(859,670)
Distributions to shareholders from net realized gain	(169,935)	-
Total distributions	(581,158)	(859,670)
Share transactions - net increase (decrease)	18,752,967	(6,640,043)
Redemption fees	1,296	1,869
Total increase (decrease) in net assets	21,031,950	2,911,402

Net Assets
Beginning of period	42,673,645	39,762,243
End of period (including undistributed net investment income of $309,495 and undistributed net investment income of $385,749, respectively)	$ 63,705,595	$ 42,673,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.11
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.43	1.61	(5.10)
Distributions from net investment income	(.04)	(.11)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.07)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.76	$ 6.40	$ 4.90
Total Return B, C, D	6.70%	33.87%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	2.09%	2.00%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.47% A	1.47%	1.48%
Net investment income (loss)	1.03% A	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,937	$ 3,727	$ 5,944
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.04	.09
Net realized and unrealized gain (loss)	.39	1.57	(5.21)
Total from investment operations	.42	1.61	(5.12)
Distributions from net investment income	-	(.09)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.82	$ 6.40	$ 4.88
Total Return B, C, D	6.56%	33.74%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.37% A	2.34%	2.42%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%
Expenses net of all reductions	1.71% A	1.72%	1.73%
Net investment income (loss)	.78% A	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 992	$ 1,526	$ 2,567
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.05
Net realized and unrealized gain (loss)	.39	1.56	(5.19)
Total from investment operations	.40	1.58	(5.14)
Distributions from net investment income	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.79	$ 6.39	$ 4.86
Total Return B, C, D	6.26%	32.95%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.83% A	2.82%	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.21% A	2.22%	2.24%
Net investment income (loss)	.28% A	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 272	$ 1,337	$ 2,505
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.05
Net realized and unrealized gain (loss)	.38	1.56	(5.19)
Total from investment operations	.39	1.58	(5.14)
Distributions from net investment income	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.78	$ 6.39	$ 4.86
Total Return B, C, D	6.10%	33.10%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.85% A	2.85%	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.22% A	2.22%	2.23%
Net investment income (loss)	.28% A	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,378	$ 1,714	$ 2,787
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.13
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.44	1.62	(5.08)
Distributions from net investment income	(.06)	(.12)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 6.76	$ 6.41	$ 4.91
Total Return B, C	6.81%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.84% A	1.87%	1.89%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.21% A	1.22%	1.23%
Net investment income (loss)	1.28% A	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,016	$ 33,061	$ 23,226
Portfolio turnover rate F	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.13
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.44	1.62	(5.08)
Distributions from net investment income	(.08)	(.12)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 6.74	$ 6.41	$ 4.91
Total Return B, C	6.81%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.81% A	1.80%	1.91%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.21% A	1.22%	1.23%
Net investment income (loss)	1.28% A	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 1,308	$ 2,733
Portfolio turnover rate F	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,456,755
Gross unrealized depreciation	(7,299,723)
Net unrealized appreciation (depreciation)	$ (1,842,968)

Tax cost	$ 67,934,370

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as as addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,944,503 and $19,526,618, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,179	$ 45
Class T	.25%	.25%	2,204	249
Class B	.75%	.25%	1,888	1,572
Class C	.75%	.25%	6,889	3,508
			$ 16,160	$ 5,374

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,106
Class T	1,215
Class B*	466
Class C*	13
$ 3,800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,269.25
Class T	1,410.32
Class B	491.26
Class C	2,061.30
Total International Equity	69,145.29
Institutional Class	282.21
	$ 78,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $313 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $104 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Semiannual Report

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,900.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 11,813
Class T	1.75%	2,757
Class B	2.25%	1,101
Class C	2.25%	4,169
Total International Equity	1.25%	140,420
Institutional Class	1.25%	765
		$ 161,025

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,427 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 26,391	$ 131,963
Class T	-	45,379
Class B	-	24,856
Class C	-	30,949
Total International Equity	382,451	560,888
Institutional Class	2,381	65,635
Total	$ 411,223	$ 859,670
From net realized gain
Class A	$ 14,995	$ -
Total International Equity	154,214	-
Institutional Class	726	-
Total	$ 169,935	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	152,924	372,557	$ 1,023,094	$ 1,887,197
Reinvestment of distributions	5,568	30,531	37,804	130,977
Shares redeemed	(158,082)	(1,035,215)	(1,069,944)	(5,265,367)
Net increase (decrease)	410	(632,127)	$ (9,046)	$ (3,247,193)
Class T
Shares sold	74,101	59,609	$ 498,991	$ 314,219
Reinvestment of distributions	-	10,553	-	45,379
Shares redeemed	(166,978)	(357,387)	(1,145,350)	(2,032,994)
Net increase (decrease)	(92,877)	(287,225)	$ (646,359)	$ (1,673,396)
Class B
Shares sold	21,109	19,155	$ 142,510	$ 103,145
Reinvestment of distributions	-	5,760	-	24,827
Shares redeemed	(190,151)	(331,368)	(1,299,391)	(1,871,062)
Net increase (decrease)	(169,042)	(306,453)	$ (1,156,881)	$ (1,743,090)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	65,987	111,127	$ 445,447	$ 616,982
Reinvestment of distributions	-	7,163	-	30,872
Shares redeemed	(131,288)	(423,400)	(895,775)	(2,395,281)
Net increase (decrease)	(65,301)	(305,110)	$ (450,328)	$ (1,747,427)
Total International Equity
Shares sold	4,812,644	2,869,211	$ 32,585,213	$ 16,097,831
Reinvestment of distributions	74,043	124,381	502,009	533,594
Shares redeemed	(1,607,724)	(2,570,692)	(10,787,456)	(12,899,110)
Net increase (decrease)	3,278,963	422,900	$ 22,299,766	$ 3,732,315
Institutional Class
Shares sold	130	5,817	$ 875	$ 30,049
Reinvestment of distributions	460	15,268	3,106	65,500
Shares redeemed	(188,510)	(373,992)	(1,288,166)	(2,056,801)
Net increase (decrease)	(187,920)	(352,907)	$ (1,284,185)	$ (1,961,252)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) 1-800-544-5555

Automated line for quickest services

TIE-USAN-0610
1.912360.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total International Equity
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

Class A, Class T,
Class B, and Class C are
classes of Fidelity® Total
International Equity Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,067.00	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,065.60	$ 8.96
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,062.60	$ 11.51
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,061.00	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Total International Equity	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 15.8%
Japan 12.4%
Switzerland 7.1%
United States of America 6.2%
France 5.4%
Brazil 4.5%
Germany 4.2%
Australia 3.0%
Canada 3.0%
Other 38.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 15.2%
Japan 12.5%
France 7.2%
Switzerland 7.0%
Germany 5.8%
United States of America 5.0%
Brazil 5.0%
Spain 3.0%
Australia 2.9%
Other 36.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.0	99.6
Short-Term Investments and Net Other Assets	2.0	0.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	2.1
Nestle SA (Switzerland, Food Products)	1.5	1.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.0
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.3	1.2
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.3	1.5
E.ON AG (Germany, Electric Utilities)	1.3	1.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.0	1.1
Toyota Motor Corp. (Japan, Automobiles)	0.9	1.2
AXA SA sponsored ADR (France, Insurance)	0.8	1.1
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	0.8	0.4
	12.5
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	26.0
Materials	12.4	11.1
Consumer Discretionary	11.7	9.9
Industrials	9.2	9.8
Consumer Staples	9.0	9.3
Energy	8.5	9.1
Information Technology	7.1	7.2
Health Care	7.0	6.9
Telecommunication Services	4.5	6.2
Utilities	3.1	4.1

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,200	$ 33,600
Australia - 3.0%
CSL Ltd.	4,716	140,882
Intoll Group unit	77,092	79,533
Leighton Holdings Ltd.	6,795	228,896
Macquarie Group Ltd.	6,707	305,757
MAp Group unit	83,090	238,119
OZ Minerals Ltd. (a)	114,205	120,178
QBE Insurance Group Ltd.	5,059	97,989
Wesfarmers Ltd.	3,713	99,509
Westfield Group unit	17,547	207,199
Woolworths Ltd.	12,712	317,464
Worleyparsons Ltd.	3,558	86,744
TOTAL AUSTRALIA		1,922,270
Austria - 0.3%
Andritz AG	2,090	127,980
Erste Bank AG	900	39,963
TOTAL AUSTRIA		167,943
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	69,144	76,992
Bailiwick of Jersey - 1.1%
Heritage Oil PLC (a)	2,230	15,522
Informa PLC	53,225	321,204
Randgold Resources Ltd. sponsored ADR	1,600	134,784
United Business Media Ltd.	15,200	128,302
WPP PLC	9,440	100,073
TOTAL BAILIWICK OF JERSEY		699,885
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	13,785	668,807
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	40
Gimv NV	250	13,551
Umicore SA (d)	4,829	176,595
TOTAL BELGIUM		858,993
Bermuda - 1.6%
Aquarius Platinum Ltd.:
(Australia)	8,996	58,090
(United Kingdom)	3,600	23,652
CNPC (Hong Kong) Ltd.	42,000	55,665
Common Stocks - continued
	Shares	Value
Bermuda - continued
Credicorp Ltd. (NY Shares)	800	$ 69,488
Great Eagle Holdings Ltd.	7,000	19,589
Lazard Ltd. Class A	2,600	100,516
Noble Group Ltd.	11,000	23,858
Orient Overseas International Ltd.	2,500	19,013
Ports Design Ltd.	28,500	69,788
Scorpion Offshore Ltd. (a)	1,200	7,804
Seadrill Ltd. (d)	17,500	440,860
Trinity Ltd.	90,000	63,189
VimpelCom Ltd. ADR (a)	3,700	64,454
TOTAL BERMUDA		1,015,966
Brazil - 4.5%
Anhanguera Educacional Participacoes SA unit (a)	540	8,259
Banco ABC Brasil SA	22,500	161,958
Banco Bradesco SA (PN) sponsored ADR	7,400	137,788
Banco do Brasil SA	8,100	139,727
Banco Santander (Brasil) SA ADR	10,300	119,789
BM&F BOVESPA SA	26,600	175,247
BR Malls Participacoes SA (a)	8,700	110,330
Braskem SA Class A sponsored ADR (d)	9,560	136,230
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	2,400	42,216
sponsored ADR	2,100	30,009
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	5,200	96,980
Cyrela Brazil Realty SA	5,300	63,584
Fibria Celulose SA sponsored ADR (a)	6,031	119,715
Gerdau SA sponsored ADR	4,500	73,800
Iguatemi Empresa de Shopping Centers SA	3,100	51,852
Itau Unibanco Banco Multiplo SA ADR	7,227	156,681
Localiza Rent A Car SA	2,400	26,597
MRV Engenharia e Participacoes SA	10,700	74,927
Multiplan Empreendimentos Imobiliarios SA	3,400	59,355
Net Servicos de Comunicacao SA sponsored ADR (a)	3,300	38,775
Odontoprev SA	500	16,413
OGX Petroleo e Gas Participacoes SA	7,000	70,002
PDG Realty S.A. Empreendimentos e Participacoes	3,600	32,728
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,700	140,378
sponsored ADR	5,600	237,608
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	3,700	54,982
TIM Participacoes SA sponsored ADR (non-vtg.)	1,200	31,188
Common Stocks - continued
	Shares	Value
Brazil - continued
Vale SA:
(PN-A) sponsored ADR	13,300	$ 357,903
sponsored ADR	3,100	94,953
TOTAL BRAZIL		2,859,974
Canada - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	1,960	124,270
Eldorado Gold Corp. (a)	4,100	62,940
Fairfax Financial Holdings Ltd. (sub. vtg.)	250	94,716
First Quantum Minerals Ltd.	600	46,019
Goldcorp, Inc.	1,400	60,494
Niko Resources Ltd.	2,460	269,554
Open Text Corp. (a)	5,200	220,189
Pan American Silver Corp.	2,900	76,792
Petrobank Energy & Resources Ltd. (a)	5,200	262,149
Power Corp. of Canada (sub. vtg.)	2,900	80,419
Quadra Mining Ltd. (a)	500	7,587
Sherritt International Corp.	1,600	12,438
Sino-Forest Corp. (a)	1,400	24,881
Suncor Energy, Inc.	5,700	194,917
Toronto-Dominion Bank	5,000	371,482
TOTAL CANADA		1,908,847
Cayman Islands - 0.8%
China Lilang Ltd. (a)	9,000	11,033
China Shanshui Cement Group Ltd.	17,000	8,658
Daphne International Holdings Ltd.	30,000	30,990
Eurasia Drilling Co. Ltd.:
GDR (e)	400	8,239
GDR (Reg. S)	1,900	39,256
Geely Automobile Holdings Ltd.	80,000	34,106
Hengdeli Holdings Ltd.	290,000	120,924
Hidili Industry International Development Ltd. (a)	25,000	27,248
Ju Teng International Holdings Ltd.	10,000	9,256
Kingboard Chemical Holdings Ltd.	8,500	45,570
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	600	984
Mindray Medical International Ltd. sponsored ADR	1,000	38,200
Trina Solar Ltd. ADR (a)	700	18,109
Vantage Drilling Co. (a)	4,500	8,100
Wynn Macau Ltd.	52,200	81,933
Zhongsheng Group Holdings Ltd. Class H	5,500	7,536
TOTAL CAYMAN ISLANDS		490,142
Common Stocks - continued
	Shares	Value
Chile - 0.0%
Enersis SA sponsored ADR	1,400	$ 27,846
China - 1.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	6,000	4,188
Baidu.com, Inc. sponsored ADR (a)	50	34,465
China Hongxing Sports Ltd.	29,000	2,917
China Mengniu Dairy Co. Ltd.	7,000	20,999
China Merchants Bank Co. Ltd. (H Shares)	86,883	212,989
China Nepstar Chain Drugstore Ltd. ADR	10,830	71,370
China Pacific Insurance Group Co. Ltd. (H Shares)	4,000	16,467
China Shenhua Energy Co. Ltd. (H Shares)	19,000	81,531
China Yurun Food Group Ltd.	11,000	33,356
Digital China Holdings Ltd. (H Shares)	9,000	13,248
Golden Eagle Retail Group Ltd. (H Shares)	17,000	32,747
Harbin Power Equipment Co. Ltd. (H Shares)	12,000	9,389
Industrial & Commercial Bank of China Ltd. (H Shares)	353,000	257,282
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	30,000	15,737
Minth Group Ltd.	16,000	22,516
Nine Dragons Paper (Holdings) Ltd.	52,000	87,718
Ping An Insurance Group Co. China Ltd. (H Shares)	10,000	85,608
Sina Corp. (a)	400	14,680
Tencent Holdings Ltd.	4,300	88,924
Yantai Changyu Pioneer Wine Co. (B Shares)	3,400	28,946
ZTE Corp. (H Shares)	10,260	36,754
TOTAL CHINA		1,171,831
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	500	24,011
Komercni Banka AS	200	41,491
TOTAL CZECH REPUBLIC		65,502
Denmark - 1.3%
Novo Nordisk AS:
Series B	1,618	133,135
Series B sponsored ADR	4,600	377,660
Vestas Wind Systems AS (a)	3,395	207,170
William Demant Holding AS (a)	1,790	122,099
TOTAL DENMARK		840,064
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	5,500	75,396
Finland - 0.9%
Metso Corp.	3,700	142,745
Common Stocks - continued
	Shares	Value
Finland - continued
Nokian Tyres PLC	9,302	$ 218,680
Outotec OYJ	4,900	183,144
TOTAL FINLAND		544,569
France - 5.4%
Atos Origin SA (a)	1,272	64,462
Audika SA	900	31,485
AXA SA sponsored ADR (d)	27,400	524,984
BNP Paribas SA	4,408	302,803
Christian Dior SA	700	74,528
Compagnie de St. Gobain	2,961	146,188
Credit Agricole SA	7,200	102,936
Danone	5,080	299,349
Laurent-Perrier Group	209	19,467
Pernod-Ricard SA	1,506	128,146
PPR SA	1,000	134,415
Remy Cointreau SA	2,019	109,195
Renault SA (a)	1,100	50,969
Safran SA	5,614	142,656
Saft Groupe SA	657	23,868
Sanofi-Aventis	756	51,579
Sanofi-Aventis sponsored ADR	6,300	214,893
Schneider Electric SA	797	90,492
Societe Generale Series A	5,210	278,241
Total SA	690	37,545
Total SA sponsored ADR	7,300	396,974
Unibail-Rodamco	1,242	234,765
Virbac SA	100	11,042
TOTAL FRANCE		3,470,982
Germany - 4.2%
Aixtron AG	550	17,351
Allianz AG sponsored ADR	14,200	161,028
alstria office REIT-AG	638	7,185
BASF AG	2,272	132,392
Bayer AG	2,741	174,592
Bayerische Motoren Werke AG (BMW)	1,659	81,615
Bilfinger Berger AG	300	19,886
Colonia Real Estate AG (a)	10,305	58,710
Colonia Real Estate AG rights 5/5/10 (a)(e)	10,305	0
Daimler AG (United States)	5,900	300,546
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	1,500	$ 116,343
E.ON AG (d)	22,176	815,642
Linde AG	2,268	270,898
MAN SE	857	80,834
Metro AG	1,900	113,673
Munich Re Group (d)	1,602	225,416
Siemens AG sponsored ADR	1,100	107,404
Software AG (Bearer)	163	18,666
TOTAL GERMANY		2,702,181
Greece - 0.3%
Hellenic Telecommunications Organization SA	8,339	91,988
Public Power Corp. of Greece	3,600	58,940
Terna Energy SA	2,749	15,248
TOTAL GREECE		166,176
Hong Kong - 2.8%
China Agri-Industries Holding Ltd.	25,000	32,753
China Mobile (Hong Kong) Ltd.	13,500	132,151
China Resources Power Holdings Co. Ltd.	54,000	109,472
CNOOC Ltd.	130,000	228,665
CNOOC Ltd. sponsored ADR	260	45,739
Hang Lung Group Ltd.	12,000	58,623
Hong Kong Exchanges and Clearing Ltd.	16,800	274,539
Hutchison Whampoa Ltd.	15,000	102,946
Shanghai Industrial Holdings Ltd.	10,000	43,205
Sino-Ocean Land Holdings Ltd.	30,500	23,383
Swire Pacific Ltd. (A Shares)	42,500	492,782
Techtronic Industries Co. Ltd.	99,000	102,873
Texwinca Holdings Ltd.	16,000	17,092
Wharf Holdings Ltd.	22,000	118,982
TOTAL HONG KONG		1,783,205
Hungary - 0.1%
OTP Bank Ltd. (a)	2,400	85,362
India - 1.2%
Bank of Baroda	6,931	106,794
Bharat Heavy Electricals Ltd.	1,041	58,176
Housing Development and Infrastructure Ltd. (a)	3,029	18,225
Housing Development Finance Corp. Ltd.	1,479	93,273
Infosys Technologies Ltd. sponsored ADR	2,000	119,760
Common Stocks - continued
	Shares	Value
India - continued
Jain Irrigation Systems Ltd.	2,034	$ 49,850
JSW Steel Ltd.	2,406	65,956
Jyothy Laboratories Ltd.	1,366	5,229
Reliance Industries Ltd.	2,133	49,420
Rural Electrification Corp. Ltd. (a)	5,399	30,707
Tata Consultancy Services Ltd.	4,150	71,279
Tata Power Co. Ltd.	813	24,758
Tata Steel Ltd.	2,990	41,332
Ultratech Cement Ltd.	758	16,565
Unitech Ltd.	4,394	8,274
TOTAL INDIA		759,598
Indonesia - 1.0%
PT Astra International Tbk	17,000	87,863
PT Bank Negara Indonesia (Persero) Tbk	44,000	12,525
PT Bank Rakyat Indonesia Tbk	178,000	174,247
PT Delta Dunia Petroindo Tbk (a)	90,500	10,431
PT Gudang Garam Tbk	7,500	22,760
PT Indo Tambangraya Megah Tbk	6,000	25,688
PT Indocement Tunggal Prakarsa Tbk	30,000	51,992
PT Indofood Sukses Makmur Tbk	106,500	45,445
PT Indosat Tbk	29,500	19,139
PT Indosat Tbk sponsored ADR	600	19,650
PT Kalbe Farma Tbk	43,500	9,916
PT Perusahaan Gas Negara Tbk Series B	103,500	46,491
PT Semen Gresik Tbk	67,500	60,791
PT Tambang Batubbara Bukit Asam Tbk	6,000	12,215
PT XL Axiata Tbk (a)	25,000	10,195
TOTAL INDONESIA		609,348
Ireland - 0.8%
CRH PLC sponsored ADR	16,900	483,171
Israel - 0.3%
Cellcom Israel Ltd.	600	18,180
Check Point Software Technologies Ltd. (a)	1,200	42,744
Mizrahi Tefahot Bank Ltd. (a)	1,000	8,919
Partner Communications Co. Ltd. ADR	2,342	45,997
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,210	71,063
TOTAL ISRAEL		186,903
Italy - 1.7%
Azimut Holdings SpA	15,136	170,581
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA	12,300	$ 161,461
Interpump Group SpA (a)	2,725	13,687
Intesa Sanpaolo SpA	123,402	406,768
Saipem SpA	3,010	112,410
UniCredit SpA	72,701	190,549
TOTAL ITALY		1,055,456
Japan - 12.4%
Aisin Seiki Co. Ltd.	2,300	70,251
Aozora Bank Ltd. (a)	9,000	12,935
Asahi Co. Ltd.	500	7,671
Autobacs Seven Co. Ltd.	3,900	137,640
Credit Saison Co. Ltd.	5,300	77,518
Daikoku Denki Co. Ltd.	1,000	17,737
Daikokutenbussan Co. Ltd.	2,800	82,214
Denso Corp.	13,000	379,402
East Japan Railway Co.	6,800	454,902
Fanuc Ltd.	2,200	259,803
Fast Retailing Co. Ltd.	600	90,924
FCC Co. Ltd.	800	16,625
Fukuoka (REIT) Investment Fund	2	12,797
GCA Savvian Group Corp. (a)	14	19,078
Glory Ltd.	400	10,254
Goldcrest Co. Ltd.	320	8,762
Gunma Bank Ltd.	2,000	10,817
Honda Motor Co. Ltd.	5,200	175,965
Japan Retail Fund Investment Corp.	80	107,825
Japan Steel Works Ltd.	11,000	120,488
JSR Corp.	4,300	87,804
Kamigumi Co. Ltd.	2,000	16,587
Keyence Corp.	710	169,998
Kobayashi Pharmaceutical Co. Ltd.	3,800	153,327
Konica Minolta Holdings, Inc.	8,500	107,524
Kyoto Kimono Yuzen Co. Ltd.	800	7,452
Meiko Network Japan Co. Ltd.	900	6,305
Miraca Holdings, Inc.	4,700	151,113
Miraial Co. Ltd.	200	6,326
Mitsubishi UFJ Financial Group, Inc.	75,300	392,412
Mitsui & Co. Ltd.	33,500	503,502
MS&AD Insurance Group Holdings, Inc. (a)	3,990	114,689
Nabtesco Corp.	1,000	12,669
Nachi-Fujikoshi Corp.	5,000	15,171
Common Stocks - continued
	Shares	Value
Japan - continued
Nagaileben Co. Ltd.	300	$ 6,803
Nihon Parkerizing Co. Ltd.	1,000	14,309
Nippon Electric Glass Co. Ltd.	11,000	168,753
Nippon Seiki Co. Ltd.	2,000	22,059
Nippon Telegraph & Telephone Corp.	1,400	56,988
Nippon Thompson Co. Ltd.	28,000	191,675
Nitto Kohki Co. Ltd.	300	6,487
Obic Co. Ltd.	610	122,675
ORIX Corp.	2,240	206,281
Osaka Securities Exchange Co. Ltd.	34	175,556
OSG Corp.	1,400	16,649
Promise Co. Ltd. (a)	9,600	91,779
SAZABY, Inc.	400	7,197
Seven & i Holdings Co., Ltd.	3,900	99,733
Shin-Etsu Chemical Co., Ltd.	3,600	207,535
Shiseido Co. Ltd.	7,200	150,945
SHO-BOND Holdings Co. Ltd.	3,500	67,854
Shoei Co. Ltd.	400	4,195
SOFTBANK CORP.	3,000	67,098
Sumitomo Corp.	19,800	238,442
Sumitomo Metal Industries Ltd.	45,000	122,155
Sumitomo Mitsui Financial Group, Inc.	6,200	205,056
The Daishi Bank Ltd., Niigata	2,000	6,771
The Nippon Synthetic Chemical Industry Co. Ltd.	1,000	7,080
THK Co. Ltd.	800	17,588
Toho Holdings Co. Ltd.	1,200	19,214
Tokio Marine Holdings, Inc.	3,500	104,203
Tokyo Electric Power Co.	6,000	150,586
Tokyo Gas Co., Ltd.	46,000	195,490
Toridoll Corp.	4	7,997
Toyota Motor Corp.	14,000	540,960
Tsumura & Co.	500	14,639
Tsutsumi Jewelry Co. Ltd.	400	9,377
Unicharm Petcare Corp.	600	19,994
USS Co. Ltd.	4,380	299,834
Xebio Co. Ltd.	2,400	51,076
Yamada Denki Co. Ltd.	2,900	226,924
Yamatake Corp.	500	12,461
Yamato Kogyo Co. Ltd.	5,200	166,026
TOTAL JAPAN		7,918,931
Common Stocks - continued
	Shares	Value
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	4,400	$ 41,793
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	31,787
TOTAL KAZAKHSTAN		73,580
Korea (South) - 2.4%
CJ CheilJedang Corp.	181	35,988
CJ Corp.	670	38,712
Daelim Industrial Co.	246	13,970
Hynix Semiconductor, Inc. (a)	3,670	92,877
Hyundai Engineering & Construction Co. Ltd.	1,012	48,867
Hyundai Mobis	437	72,522
Hyundai Motor Co.	1,055	128,647
Industrial Bank of Korea	4,750	66,045
Kia Motors Corp.	2,130	51,965
Korea Exchange Bank	5,260	64,193
KT Corp.	1,060	47,040
LG Display Co. Ltd.	1,250	53,153
LG Display Co. Ltd. sponsored ADR	800	16,880
LG Innotek Co. Ltd.	301	46,525
Lumens Co. Ltd. (a)	2,452	32,178
NCsoft Corp.	254	37,758
NHN Corp. (a)	1,297	216,209
Samsung Electronics Co. Ltd.	315	239,474
Shinhan Financial Group Co. Ltd.	5,120	217,763
Shinhan Financial Group Co. Ltd. sponsored ADR	300	25,542
TOTAL KOREA (SOUTH)		1,546,308
Lebanon - 0.0%
BLOM Bank SAL GDR	50	4,694
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	2,449	95,314
(NY Shares) Class A (a)	6,900	267,927
Evraz Group SA GDR (a)	1,900	68,521
GlobeOp Financial Services SA	2,300	9,628
L'Occitane Ltd.	4,000	7,769
Millicom International Cellular SA	200	17,656
Oriflame Cosmetics SA unit	100	5,667
Ternium SA sponsored ADR (a)	1,200	44,328
TOTAL LUXEMBOURG		516,810
Common Stocks - continued
	Shares	Value
Malaysia - 0.0%
Top Glove Corp. Bhd	4,600	$ 18,264
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	2,500	128,700
Banco Compartamos SA de CV	4,200	24,124
Cemex SA de CV sponsored ADR	9,429	112,017
Desarrolladora Homex SAB de CV sponsored ADR (a)	4,080	118,116
Genomma Lab Internacional SA de CV (a)	3,500	11,491
Grupo Financiero Banorte SAB de CV Series O	14,000	58,144
Wal-Mart de Mexico SA de CV Series V	100,000	232,843
TOTAL MEXICO		685,435
Netherlands - 2.2%
Aalberts Industries NV	1,300	21,182
ASM International NV (NASDAQ) (a)	5,835	151,768
ASML Holding NV (NY Shares)	4,000	130,640
Gemalto NV	3,455	154,030
Heijmans NV unit (a)	710	11,935
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	17,910	159,915
sponsored ADR (a)	6,800	60,316
James Hardie Industries NV sponsored ADR (a)	4,135	146,627
Koninklijke Ahold NV	8,344	114,427
Koninklijke KPN NV	18,844	282,748
QIAGEN NV (a)	7,000	159,950
X5 Retail Group NV GDR (Reg. S) (a)	300	10,612
TOTAL NETHERLANDS		1,404,150
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	2,600	20,049
Norway - 0.4%
Aker Solutions ASA	6,400	106,973
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	10,000	14,828
DnB NOR ASA	4,300	50,898
Orkla ASA (A Shares)	8,400	70,785
Sevan Marine ASA (a)	10,000	14,479
TOTAL NORWAY		257,963
Panama - 0.1%
Copa Holdings SA Class A	700	39,676
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.1%
Lihir Gold Ltd. sponsored ADR	2,400	$ 85,128
Oil Search Ltd.	1,312	6,814
TOTAL PAPUA NEW GUINEA		91,942
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,200	105,248
Philippines - 0.2%
Jollibee Food Corp.	12,500	16,433
Megaworld Corp.	70,000	2,108
Philippine Long Distance Telephone Co. sponsored ADR	1,400	78,736
TOTAL PHILIPPINES		97,277
Poland - 0.3%
Bank Polska Kasa Opieki SA	1,200	68,705
Bank Zachodni WBK SA	700	51,760
KGHM Polska Miedz SA (Bearer)	1,000	37,480
Pol-Aqua SA	553	4,220
Trakcja Polska SA	2,900	4,210
TOTAL POLAND		166,375
Portugal - 0.2%
Energias de Portugal SA	36,102	129,215
Russia - 1.5%
Cherkizovo Group OJSC GDR (a)	1,018	19,752
Gazprom Neft (a)	927	5,099
LSR Group OJSC GDR (Reg. S) (a)	1,100	9,316
Magnit OJSC GDR (Reg. S)	2,900	54,349
Mechel Steel Group OAO sponsored ADR	2,200	56,540
Novorossiysk Commercial Sea Port JSC (a)	27,200	5,440
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	200	2,665
OAO Gazprom sponsored ADR	6,867	159,452
OAO NOVATEK GDR	1,200	89,907
OAO Tatneft sponsored ADR	1,800	54,274
OGK-2 JSC (a)	79,500	4,929
OJSC MMC Norilsk Nickel sponsored ADR (a)	5,600	107,520
OJSC Oil Company Rosneft GDR (Reg. S)	12,900	103,238
Polymetal JSC GDR (Reg. S) (a)	3,500	36,468
RusHydro JSC sponsored ADR (a)	7,200	41,258
Sberbank (Savings Bank of the Russian Federation)	29,600	79,920
Sberbank (Savings Bank of the Russian Federation) GDR	150	40,354
Common Stocks - continued
	Shares	Value
Russia - continued
Sistema JSFC sponsored GDR (a)	2,200	$ 58,510
TGK-1 OAO (a)	7,102,100	6,108
TOTAL RUSSIA		935,099
Singapore - 1.5%
Allgreen Properties Ltd.	19,000	17,320
CapitaLand Ltd.	27,000	72,933
City Developments Ltd.	10,000	76,826
DBS Group Holdings Ltd.	7,000	77,077
Keppel Land Ltd.	4,000	10,781
Singapore Exchange Ltd.	41,000	243,078
Straits Asia Resources Ltd.	20,000	29,305
United Overseas Bank Ltd.	19,000	277,969
Wing Tai Holdings Ltd.	57,000	74,851
Yanlord Land Group Ltd.	55,000	67,926
TOTAL SINGAPORE		948,066
South Africa - 2.4%
Absa Group Ltd.	2,584	48,976
African Bank Investments Ltd.	11,100	53,422
African Rainbow Minerals Ltd.	10,063	272,129
AngloGold Ashanti Ltd.	900	37,953
AngloGold Ashanti Ltd. sponsored ADR	100	4,186
Aspen Pharmacare Holdings Ltd. (a)	5,400	61,044
Aveng Ltd.	8,600	43,311
Clicks Group Ltd.	44,361	185,876
Foschini Ltd.	2,120	19,660
Illovo Sugar Ltd.	4,900	19,437
Impala Platinum Holdings Ltd.	3,000	85,616
Imperial Holdings Ltd.	3,538	47,180
JSE Ltd.	14,600	142,946
Mr. Price Group Ltd.	32,700	185,491
MTN Group Ltd.	2,100	31,080
Murray & Roberts Holdings Ltd.	4,771	26,741
Mvelaphanda Resources Ltd. (a)	6,922	48,074
Shoprite Holdings Ltd.	3,800	40,642
Standard Bank Group Ltd.	6,737	104,605
Woolworths Holdings Ltd.	13,462	42,738
TOTAL SOUTH AFRICA		1,501,107
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	7,759	101,876
Banco Popular Espanol SA	15,300	108,345
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Santander SA	10,716	$ 135,592
Banco Santander SA sponsored ADR	23,300	287,522
Banesto SA (Reg.)	700	7,173
Grifols SA	346	4,381
Iberdrola SA	7,500	59,527
Inditex SA	2,770	171,463
Prosegur Compania de Seguridad SA (Reg.)	3,151	146,220
Telefonica SA sponsored ADR	12,040	816,071
TOTAL SPAIN		1,838,170
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares) (d)	4,289	273,725
Intrum Justitia AB	1,600	18,898
Swedish Match Co.	4,100	92,962
Telefonaktiebolaget LM Ericsson (B Shares)	13,551	156,414
TOTAL SWEDEN		541,999
Switzerland - 7.1%
ABB Ltd. sponsored ADR	8,800	168,608
Actelion Ltd. (a)	2,902	117,703
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,655	142,176
Credit Suisse Group sponsored ADR	7,600	347,320
Nestle SA	19,730	965,452
Novartis AG sponsored ADR	5,000	254,250
Roche Holding AG (participation certificate)	8,309	1,311,947
Sonova Holding AG Class B	2,049	254,013
The Swatch Group AG:
(Bearer)	600	175,786
(Reg.)	189	10,307
Transocean Ltd. (a)	3,020	218,799
UBS AG (a)	4,073	63,103
UBS AG (NY Shares) (a)	5,300	81,726
Zurich Financial Services AG	1,991	441,415
TOTAL SWITZERLAND		4,552,605
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	10,000	9,767
Advanced Semiconductor Engineering, Inc. sponsored ADR	9,000	43,740
Alpha Networks, Inc.	10,000	9,624
Asia Cement Corp.	33,000	31,042
AU Optronics Corp.	45,000	51,870
AU Optronics Corp. sponsored ADR	6,100	70,699
Cathay Financial Holding Co. Ltd. (a)	33,000	52,823
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chroma ATE, Inc.	5,000	$ 10,705
Formosa Plastics Corp.	12,000	26,671
Fubon Financial Holding Co. Ltd. (a)	48,000	58,540
Hon Hai Precision Industry Co. Ltd. (Foxconn)	49,965	234,659
Macronix International Co. Ltd.	72,000	47,896
Taiwan Mobile Co. Ltd.	27,000	51,691
Taiwan Semiconductor Manufacturing Co. Ltd.	62,169	121,721
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,310	24,463
Wistron Corp.	26,000	49,977
TOTAL TAIWAN		895,888
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	12,500	29,045
Banpu PCL unit	1,100	21,555
Siam Commercial Bank PCL (For. Reg.)	50,400	126,770
Total Access Communication PCL (For. Reg.)	200	209
TOTAL THAILAND		177,579
Turkey - 1.5%
Albaraka Turk Katilim Bankasi AS	20,000	38,689
Anadolu Efes Biracilik ve Malt Sanyii AS	10,000	124,933
Asya Katilim Bankasi AS	56,000	148,952
Coca-Cola Icecek AS	17,500	172,790
Enka Insaat ve Sanayi AS	3,000	14,508
Hurriyet Gazetecilik ve Matbaacilik AS (a)	13,890	15,394
Tofas Turk Otomobil Fabrikasi AS	11,647	49,285
Tupras-Turkiye Petrol Rafinerileri AS	200	4,467
Turk Hava Yollari AO	14,000	46,454
Turkiye Garanti Bankasi AS	73,700	358,896
TOTAL TURKEY		974,368
United Arab Emirates - 0.0%
DP World Ltd.	51,902	28,183
United Kingdom - 15.8%
Aberdeen Asset Management PLC	27,018	56,728
Aegis Group PLC	44,539	88,473
AMEC PLC	863	10,966
Anglo American PLC (United Kingdom) (a)	12,231	519,453
Babcock International Group PLC	17,800	158,715
BAE Systems PLC	48,500	254,166
Barclays PLC	46,033	236,432
Barclays PLC Sponsored ADR	3,859	78,801
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Begbies Traynor Group PLC	9,400	$ 11,061
Bellway PLC	6,628	76,081
BG Group PLC	26,092	440,965
BHP Billiton PLC ADR	13,400	817,400
BlueBay Asset Management	1,287	7,343
Bovis Homes Group PLC (a)	11,448	74,266
BP PLC sponsored ADR	6,600	344,190
Britvic PLC	2,400	17,588
Carphone Warehouse Group PLC (a)	17,500	51,479
Centrica PLC	31,775	142,709
Chloride Group PLC	3,857	17,659
Cobham PLC	23,500	95,246
Dechra Pharmaceuticals PLC	900	6,296
Derwent London PLC	800	17,627
GlaxoSmithKline PLC sponsored ADR	5,000	186,450
Great Portland Estates PLC	18,172	86,977
H&T Group PLC	2,659	9,551
Hikma Pharmaceuticals PLC	3,751	35,849
HSBC Holdings PLC:
(United Kingdom)	30,879	314,381
sponsored ADR	5,900	300,251
Imperial Tobacco Group PLC	3,451	98,299
InterContinental Hotel Group PLC ADR	11,600	204,044
International Power PLC	12,589	63,713
Johnson Matthey PLC	5,992	159,336
Man Group PLC	32,015	118,175
Meggitt PLC	5,100	24,264
Misys PLC (a)	30,600	108,946
Mothercare PLC	9,099	79,788
National Grid PLC	8,200	79,062
Persimmon PLC (a)	1,737	12,600
Prudential PLC	30,708	269,562
Quintain Estates & Development PLC (a)	9,076	7,754
Reckitt Benckiser Group PLC	5,738	298,038
Rio Tinto PLC	8,396	427,021
Rio Tinto PLC sponsored ADR	7,560	384,502
Rotork PLC	500	10,732
Royal Dutch Shell PLC Class A sponsored ADR	14,900	934,975
Serco Group PLC	27,686	265,692
Shaftesbury PLC	18,733	111,466
Spectris PLC	1,593	21,795
Spirax-Sarco Engineering PLC	1,704	40,082
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SSL International PLC	3,810	$ 49,912
St. Modwen Properties PLC (a)	2,400	6,336
Standard Chartered PLC (United Kingdom)	16,001	426,762
TalkTalk Telecom Group PLC (a)	35,000	67,662
Ted Baker PLC	2,175	17,406
Tesco PLC	59,183	392,492
Ultra Electronics Holdings PLC	800	18,886
Unite Group PLC (a)	31,402	104,837
Victrex PLC	5,018	77,142
Vodafone Group PLC	11,100	24,593
Vodafone Group PLC sponsored ADR	22,400	497,280
Wolseley PLC (a)	5,563	138,917
Xstrata PLC	2,500	41,004
TOTAL UNITED KINGDOM		10,040,178
United States of America - 4.0%
Advanced Energy Industries, Inc. (a)	4,781	70,376
Allergan, Inc.	1,900	121,011
Autoliv, Inc. (a)	4,400	240,900
Berkshire Hathaway, Inc. Class B (a)	1,450	111,650
Central European Distribution Corp. (a)	1,100	38,115
Cymer, Inc. (a)	1,750	59,763
Dril-Quip, Inc. (a)	200	11,586
Evercore Partners, Inc. Class A	300	10,752
Freeport-McMoRan Copper & Gold, Inc.	700	52,871
ION Geophysical Corp. (a)	12,911	77,595
Juniper Networks, Inc. (a)	11,980	340,352
Kansas City Southern (a)	680	27,574
Lam Research Corp. (a)	197	7,988
Martin Marietta Materials, Inc.	140	13,423
Mead Johnson Nutrition Co. Class A	2,800	144,508
Mohawk Industries, Inc. (a)	2,610	166,361
Philip Morris International, Inc.	2,800	137,424
PriceSmart, Inc.	2,300	57,224
ResMed, Inc. (a)	2,630	179,971
Solutia, Inc. (a)	484	8,518
Union Pacific Corp.	2,100	158,886
Visa, Inc. Class A	5,600	505,288
TOTAL UNITED STATES OF AMERICA		2,542,136
TOTAL COMMON STOCKS (Cost $63,013,654)		62,113,497
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Italy - 0.3%
Fiat SpA (Risparmio Shares)	8,700	$ 70,571
Telecom Italia SpA (Risparmio Shares)	118,500	133,744
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $232,067)		204,315
Investment Companies - 0.2%

United States of America - 0.2%
iShares MSCI EAFE Growth Index ETF	2,000	110,440
iShares MSCI EAFE Small Cap Index ETF	1,000	37,630
TOTAL INVESTMENT COMPANIES (Cost $150,520)		148,070
Money Market Funds - 4.7%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $3,002,520)	3,002,520	3,002,520
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 05/03/10 (Collateralized by U.S. Treasury Obligations) # (Cost $623,000)	$ 623,010	623,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $67,021,761)		66,091,402
NET OTHER ASSETS - (3.7)%		(2,385,807)
NET ASSETS - 100%		$ 63,705,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,239 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$623,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 111,848
Bank of America, NA	130,259
Barclays Capital, Inc.	69,472
Credit Agricole Sec Usa Inc	43,420
Credit Suisse Securities (USA) LLC	6,616
Deutsche Bank Securities, Inc.	86,840
Mizuho Securities USA, Inc.	43,420
RBC Capital Markets Corp.	65,130
RBS Securities, Inc.	18,233
Societe Generale, New York Branch	43,420
Wachovia Capital Markets LLC	4,342
$ 623,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 6,900
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 10,040,178	$ 3,747,893	$ 6,292,285	$ -
Japan	7,918,931	3,102,611	4,816,320	-
Switzerland	4,552,605	1,070,703	3,481,902	-
France	3,470,982	1,136,851	2,334,131	-
Brazil	2,859,974	2,859,974	-	-
Germany	2,702,181	568,978	2,133,203	-
United States of America	2,542,136	2,542,136	-	-
Australia	1,922,270	-	1,922,270	-
Canada	1,908,847	1,908,847	-	-
Other	24,399,708	8,473,169	15,926,539	-
Investment Companies	148,070	148,070	-	-
Money Market Funds	3,002,520	3,002,520	-	-
Cash Equivalents	623,000	-	623,000	-
Total Investments in Securities:	$ 66,091,402	$ 28,561,752	$ 37,529,650	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 369
Total Realized Gain (Loss)	(25,822)
Total Unrealized Gain (Loss)	25,854
Cost of Purchases	-
Proceeds of Sales	(401)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $25,768,512 of which $10,061,563 and $15,706,949 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,828,120 and repurchase agreements of $623,000) - See accompanying schedule: Unaffiliated issuers (cost $64,019,241)	$ 63,088,882
Fidelity Central Funds (cost $3,002,520)	3,002,520
Total Investments (cost $67,021,761)		$ 66,091,402
Foreign currency held at value (cost $13,588)		13,607
Receivable for investments sold		536,672
Receivable for fund shares sold		368,060
Dividends receivable		283,374
Distributions receivable from Fidelity Central Funds		4,557
Prepaid expenses		67
Receivable from investment adviser for expense reductions		34,858
Other receivables		7,243
Total assets		67,339,840

Liabilities
Payable to custodian bank	$ 64,338
Payable for investments purchased	319,136
Payable for fund shares redeemed	103,736
Accrued management fee	35,982
Distribution fees payable	2,674
Other affiliated payables	16,912
Other payables and accrued expenses	88,947
Collateral on securities loaned, at value	3,002,520
Total liabilities		3,634,245

Net Assets		$ 63,705,595
Net Assets consist of:
Paid in capital		$ 89,948,593
Undistributed net investment income		309,495
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,619,752)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(932,741)
Net Assets		$ 63,705,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,937,181 ÷ 582,497 shares)	$ 6.76

Maximum offering price per share (100/94.25 of $6.76)	$ 7.17
Class T: Net Asset Value and redemption price per share ($992,342 ÷ 145,499 shares)	$ 6.82

Maximum offering price per share (100/96.50 of $6.82)	$ 7.07
Class B: Net Asset Value and offering price per share ($272,480 ÷ 40,101 shares) A	$ 6.79

Class C: Net Asset Value and offering price per share ($1,377,941 ÷ 203,092 shares) A	$ 6.78

Total International Equity: Net Asset Value, offering price and redemption price per share ($57,016,498 ÷ 8,436,592 shares)	$ 6.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,153 ÷ 16,193 shares)	$ 6.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 742,497
Interest		494
Income from Fidelity Central Funds		6,900
		749,891
Less foreign taxes withheld		(65,683)
Total income		684,208

Expenses
Management fee Basic fee	$ 193,813
Performance adjustment	(16,103)
Transfer agent fees	78,658
Distribution fees	16,160
Accounting and security lending fees	14,222
Custodian fees and expenses	144,469
Independent trustees' compensation	142
Registration fees	40,813
Audit	46,993
Legal	217
Miscellaneous	307
Total expenses before reductions	519,691
Expense reductions	(170,452)	349,239
Net investment income (loss)		334,969
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,385,131
Foreign currency transactions	(14,538)
Total net realized gain (loss)		1,370,593
Change in net unrealized appreciation (depreciation) on: Investment securities	1,161,672
Assets and liabilities in foreign currencies	(8,389)
Total change in net unrealized appreciation (depreciation)		1,153,283
Net gain (loss)		2,523,876
Net increase (decrease) in net assets resulting from operations		$ 2,858,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 334,969	$ 445,721
Net realized gain (loss)	1,370,593	(15,995,813)
Change in net unrealized appreciation (depreciation)	1,153,283	25,959,338
Net increase (decrease) in net assets resulting from operations	2,858,845	10,409,246
Distributions to shareholders from net investment income	(411,223)	(859,670)
Distributions to shareholders from net realized gain	(169,935)	-
Total distributions	(581,158)	(859,670)
Share transactions - net increase (decrease)	18,752,967	(6,640,043)
Redemption fees	1,296	1,869
Total increase (decrease) in net assets	21,031,950	2,911,402

Net Assets
Beginning of period	42,673,645	39,762,243
End of period (including undistributed net investment income of $309,495 and undistributed net investment income of $385,749, respectively)	$ 63,705,595	$ 42,673,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.11
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.43	1.61	(5.10)
Distributions from net investment income	(.04)	(.11)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.07)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.76	$ 6.40	$ 4.90
Total Return B, C, D	6.70%	33.87%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	2.09%	2.00%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.47% A	1.47%	1.48%
Net investment income (loss)	1.03% A	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,937	$ 3,727	$ 5,944
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.04	.09
Net realized and unrealized gain (loss)	.39	1.57	(5.21)
Total from investment operations	.42	1.61	(5.12)
Distributions from net investment income	-	(.09)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.82	$ 6.40	$ 4.88
Total Return B, C, D	6.56%	33.74%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.37% A	2.34%	2.42%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%
Expenses net of all reductions	1.71% A	1.72%	1.73%
Net investment income (loss)	.78% A	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 992	$ 1,526	$ 2,567
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.05
Net realized and unrealized gain (loss)	.39	1.56	(5.19)
Total from investment operations	.40	1.58	(5.14)
Distributions from net investment income	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.79	$ 6.39	$ 4.86
Total Return B, C, D	6.26%	32.95%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.83% A	2.82%	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.21% A	2.22%	2.24%
Net investment income (loss)	.28% A	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 272	$ 1,337	$ 2,505
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.05
Net realized and unrealized gain (loss)	.38	1.56	(5.19)
Total from investment operations	.39	1.58	(5.14)
Distributions from net investment income	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.78	$ 6.39	$ 4.86
Total Return B, C, D	6.10%	33.10%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.85% A	2.85%	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.22% A	2.22%	2.23%
Net investment income (loss)	.28% A	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,378	$ 1,714	$ 2,787
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.13
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.44	1.62	(5.08)
Distributions from net investment income	(.06)	(.12)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 6.76	$ 6.41	$ 4.91
Total Return B, C	6.81%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.84% A	1.87%	1.89%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.21% A	1.22%	1.23%
Net investment income (loss)	1.28% A	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,016	$ 33,061	$ 23,226
Portfolio turnover rate F	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.13
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.44	1.62	(5.08)
Distributions from net investment income	(.08)	(.12)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 6.74	$ 6.41	$ 4.91
Total Return B, C	6.81%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.81% A	1.80%	1.91%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.21% A	1.22%	1.23%
Net investment income (loss)	1.28% A	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 1,308	$ 2,733
Portfolio turnover rate F	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,456,755
Gross unrealized depreciation	(7,299,723)
Net unrealized appreciation (depreciation)	$ (1,842,968)

Tax cost	$ 67,934,370

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as as addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,944,503 and $19,526,618, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,179	$ 45
Class T	.25%	.25%	2,204	249
Class B	.75%	.25%	1,888	1,572
Class C	.75%	.25%	6,889	3,508
			$ 16,160	$ 5,374

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,106
Class T	1,215
Class B*	466
Class C*	13
$ 3,800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,269.25
Class T	1,410.32
Class B	491.26
Class C	2,061.30
Total International Equity	69,145.29
Institutional Class	282.21
	$ 78,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $313 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $104 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Semiannual Report

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,900.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 11,813
Class T	1.75%	2,757
Class B	2.25%	1,101
Class C	2.25%	4,169
Total International Equity	1.25%	140,420
Institutional Class	1.25%	765
		$ 161,025

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,427 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 26,391	$ 131,963
Class T	-	45,379
Class B	-	24,856
Class C	-	30,949
Total International Equity	382,451	560,888
Institutional Class	2,381	65,635
Total	$ 411,223	$ 859,670
From net realized gain
Class A	$ 14,995	$ -
Total International Equity	154,214	-
Institutional Class	726	-
Total	$ 169,935	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	152,924	372,557	$ 1,023,094	$ 1,887,197
Reinvestment of distributions	5,568	30,531	37,804	130,977
Shares redeemed	(158,082)	(1,035,215)	(1,069,944)	(5,265,367)
Net increase (decrease)	410	(632,127)	$ (9,046)	$ (3,247,193)
Class T
Shares sold	74,101	59,609	$ 498,991	$ 314,219
Reinvestment of distributions	-	10,553	-	45,379
Shares redeemed	(166,978)	(357,387)	(1,145,350)	(2,032,994)
Net increase (decrease)	(92,877)	(287,225)	$ (646,359)	$ (1,673,396)
Class B
Shares sold	21,109	19,155	$ 142,510	$ 103,145
Reinvestment of distributions	-	5,760	-	24,827
Shares redeemed	(190,151)	(331,368)	(1,299,391)	(1,871,062)
Net increase (decrease)	(169,042)	(306,453)	$ (1,156,881)	$ (1,743,090)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	65,987	111,127	$ 445,447	$ 616,982
Reinvestment of distributions	-	7,163	-	30,872
Shares redeemed	(131,288)	(423,400)	(895,775)	(2,395,281)
Net increase (decrease)	(65,301)	(305,110)	$ (450,328)	$ (1,747,427)
Total International Equity
Shares sold	4,812,644	2,869,211	$ 32,585,213	$ 16,097,831
Reinvestment of distributions	74,043	124,381	502,009	533,594
Shares redeemed	(1,607,724)	(2,570,692)	(10,787,456)	(12,899,110)
Net increase (decrease)	3,278,963	422,900	$ 22,299,766	$ 3,732,315
Institutional Class
Shares sold	130	5,817	$ 875	$ 30,049
Reinvestment of distributions	460	15,268	3,106	65,500
Shares redeemed	(188,510)	(373,992)	(1,288,166)	(2,056,801)
Net increase (decrease)	(187,920)	(352,907)	$ (1,284,185)	$ (1,961,252)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

ATIE-USAN-0610
1.853366.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total International Equity
Fund - Institutional Class

Semiannual Report

April 30, 2010

Institutional Class is
a class of Fidelity®
Total International Equity Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,067.00	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,065.60	$ 8.96
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,062.60	$ 11.51
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,061.00	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Total International Equity	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United Kingdom 15.8%
Japan 12.4%
Switzerland 7.1%
United States of America 6.2%
France 5.4%
Brazil 4.5%
Germany 4.2%
Australia 3.0%
Canada 3.0%
Other 38.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
United Kingdom 15.2%
Japan 12.5%
France 7.2%
Switzerland 7.0%
Germany 5.8%
United States of America 5.0%
Brazil 5.0%
Spain 3.0%
Australia 2.9%
Other 36.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.0	99.6
Short-Term Investments and Net Other Assets	2.0	0.4
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	2.1
Nestle SA (Switzerland, Food Products)	1.5	1.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.0
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.3	1.2
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.3	1.5
E.ON AG (Germany, Electric Utilities)	1.3	1.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.0	1.1
Toyota Motor Corp. (Japan, Automobiles)	0.9	1.2
AXA SA sponsored ADR (France, Insurance)	0.8	1.1
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	0.8	0.4
	12.5
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	26.0
Materials	12.4	11.1
Consumer Discretionary	11.7	9.9
Industrials	9.2	9.8
Consumer Staples	9.0	9.3
Energy	8.5	9.1
Information Technology	7.1	7.2
Health Care	7.0	6.9
Telecommunication Services	4.5	6.2
Utilities	3.1	4.1

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,200	$ 33,600
Australia - 3.0%
CSL Ltd.	4,716	140,882
Intoll Group unit	77,092	79,533
Leighton Holdings Ltd.	6,795	228,896
Macquarie Group Ltd.	6,707	305,757
MAp Group unit	83,090	238,119
OZ Minerals Ltd. (a)	114,205	120,178
QBE Insurance Group Ltd.	5,059	97,989
Wesfarmers Ltd.	3,713	99,509
Westfield Group unit	17,547	207,199
Woolworths Ltd.	12,712	317,464
Worleyparsons Ltd.	3,558	86,744
TOTAL AUSTRALIA		1,922,270
Austria - 0.3%
Andritz AG	2,090	127,980
Erste Bank AG	900	39,963
TOTAL AUSTRIA		167,943
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	69,144	76,992
Bailiwick of Jersey - 1.1%
Heritage Oil PLC (a)	2,230	15,522
Informa PLC	53,225	321,204
Randgold Resources Ltd. sponsored ADR	1,600	134,784
United Business Media Ltd.	15,200	128,302
WPP PLC	9,440	100,073
TOTAL BAILIWICK OF JERSEY		699,885
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	13,785	668,807
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	40
Gimv NV	250	13,551
Umicore SA (d)	4,829	176,595
TOTAL BELGIUM		858,993
Bermuda - 1.6%
Aquarius Platinum Ltd.:
(Australia)	8,996	58,090
(United Kingdom)	3,600	23,652
CNPC (Hong Kong) Ltd.	42,000	55,665
Common Stocks - continued
	Shares	Value
Bermuda - continued
Credicorp Ltd. (NY Shares)	800	$ 69,488
Great Eagle Holdings Ltd.	7,000	19,589
Lazard Ltd. Class A	2,600	100,516
Noble Group Ltd.	11,000	23,858
Orient Overseas International Ltd.	2,500	19,013
Ports Design Ltd.	28,500	69,788
Scorpion Offshore Ltd. (a)	1,200	7,804
Seadrill Ltd. (d)	17,500	440,860
Trinity Ltd.	90,000	63,189
VimpelCom Ltd. ADR (a)	3,700	64,454
TOTAL BERMUDA		1,015,966
Brazil - 4.5%
Anhanguera Educacional Participacoes SA unit (a)	540	8,259
Banco ABC Brasil SA	22,500	161,958
Banco Bradesco SA (PN) sponsored ADR	7,400	137,788
Banco do Brasil SA	8,100	139,727
Banco Santander (Brasil) SA ADR	10,300	119,789
BM&F BOVESPA SA	26,600	175,247
BR Malls Participacoes SA (a)	8,700	110,330
Braskem SA Class A sponsored ADR (d)	9,560	136,230
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	2,400	42,216
sponsored ADR	2,100	30,009
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	5,200	96,980
Cyrela Brazil Realty SA	5,300	63,584
Fibria Celulose SA sponsored ADR (a)	6,031	119,715
Gerdau SA sponsored ADR	4,500	73,800
Iguatemi Empresa de Shopping Centers SA	3,100	51,852
Itau Unibanco Banco Multiplo SA ADR	7,227	156,681
Localiza Rent A Car SA	2,400	26,597
MRV Engenharia e Participacoes SA	10,700	74,927
Multiplan Empreendimentos Imobiliarios SA	3,400	59,355
Net Servicos de Comunicacao SA sponsored ADR (a)	3,300	38,775
Odontoprev SA	500	16,413
OGX Petroleo e Gas Participacoes SA	7,000	70,002
PDG Realty S.A. Empreendimentos e Participacoes	3,600	32,728
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,700	140,378
sponsored ADR	5,600	237,608
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	3,700	54,982
TIM Participacoes SA sponsored ADR (non-vtg.)	1,200	31,188
Common Stocks - continued
	Shares	Value
Brazil - continued
Vale SA:
(PN-A) sponsored ADR	13,300	$ 357,903
sponsored ADR	3,100	94,953
TOTAL BRAZIL		2,859,974
Canada - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	1,960	124,270
Eldorado Gold Corp. (a)	4,100	62,940
Fairfax Financial Holdings Ltd. (sub. vtg.)	250	94,716
First Quantum Minerals Ltd.	600	46,019
Goldcorp, Inc.	1,400	60,494
Niko Resources Ltd.	2,460	269,554
Open Text Corp. (a)	5,200	220,189
Pan American Silver Corp.	2,900	76,792
Petrobank Energy & Resources Ltd. (a)	5,200	262,149
Power Corp. of Canada (sub. vtg.)	2,900	80,419
Quadra Mining Ltd. (a)	500	7,587
Sherritt International Corp.	1,600	12,438
Sino-Forest Corp. (a)	1,400	24,881
Suncor Energy, Inc.	5,700	194,917
Toronto-Dominion Bank	5,000	371,482
TOTAL CANADA		1,908,847
Cayman Islands - 0.8%
China Lilang Ltd. (a)	9,000	11,033
China Shanshui Cement Group Ltd.	17,000	8,658
Daphne International Holdings Ltd.	30,000	30,990
Eurasia Drilling Co. Ltd.:
GDR (e)	400	8,239
GDR (Reg. S)	1,900	39,256
Geely Automobile Holdings Ltd.	80,000	34,106
Hengdeli Holdings Ltd.	290,000	120,924
Hidili Industry International Development Ltd. (a)	25,000	27,248
Ju Teng International Holdings Ltd.	10,000	9,256
Kingboard Chemical Holdings Ltd.	8,500	45,570
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	600	984
Mindray Medical International Ltd. sponsored ADR	1,000	38,200
Trina Solar Ltd. ADR (a)	700	18,109
Vantage Drilling Co. (a)	4,500	8,100
Wynn Macau Ltd.	52,200	81,933
Zhongsheng Group Holdings Ltd. Class H	5,500	7,536
TOTAL CAYMAN ISLANDS		490,142
Common Stocks - continued
	Shares	Value
Chile - 0.0%
Enersis SA sponsored ADR	1,400	$ 27,846
China - 1.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	6,000	4,188
Baidu.com, Inc. sponsored ADR (a)	50	34,465
China Hongxing Sports Ltd.	29,000	2,917
China Mengniu Dairy Co. Ltd.	7,000	20,999
China Merchants Bank Co. Ltd. (H Shares)	86,883	212,989
China Nepstar Chain Drugstore Ltd. ADR	10,830	71,370
China Pacific Insurance Group Co. Ltd. (H Shares)	4,000	16,467
China Shenhua Energy Co. Ltd. (H Shares)	19,000	81,531
China Yurun Food Group Ltd.	11,000	33,356
Digital China Holdings Ltd. (H Shares)	9,000	13,248
Golden Eagle Retail Group Ltd. (H Shares)	17,000	32,747
Harbin Power Equipment Co. Ltd. (H Shares)	12,000	9,389
Industrial & Commercial Bank of China Ltd. (H Shares)	353,000	257,282
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	30,000	15,737
Minth Group Ltd.	16,000	22,516
Nine Dragons Paper (Holdings) Ltd.	52,000	87,718
Ping An Insurance Group Co. China Ltd. (H Shares)	10,000	85,608
Sina Corp. (a)	400	14,680
Tencent Holdings Ltd.	4,300	88,924
Yantai Changyu Pioneer Wine Co. (B Shares)	3,400	28,946
ZTE Corp. (H Shares)	10,260	36,754
TOTAL CHINA		1,171,831
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	500	24,011
Komercni Banka AS	200	41,491
TOTAL CZECH REPUBLIC		65,502
Denmark - 1.3%
Novo Nordisk AS:
Series B	1,618	133,135
Series B sponsored ADR	4,600	377,660
Vestas Wind Systems AS (a)	3,395	207,170
William Demant Holding AS (a)	1,790	122,099
TOTAL DENMARK		840,064
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	5,500	75,396
Finland - 0.9%
Metso Corp.	3,700	142,745
Common Stocks - continued
	Shares	Value
Finland - continued
Nokian Tyres PLC	9,302	$ 218,680
Outotec OYJ	4,900	183,144
TOTAL FINLAND		544,569
France - 5.4%
Atos Origin SA (a)	1,272	64,462
Audika SA	900	31,485
AXA SA sponsored ADR (d)	27,400	524,984
BNP Paribas SA	4,408	302,803
Christian Dior SA	700	74,528
Compagnie de St. Gobain	2,961	146,188
Credit Agricole SA	7,200	102,936
Danone	5,080	299,349
Laurent-Perrier Group	209	19,467
Pernod-Ricard SA	1,506	128,146
PPR SA	1,000	134,415
Remy Cointreau SA	2,019	109,195
Renault SA (a)	1,100	50,969
Safran SA	5,614	142,656
Saft Groupe SA	657	23,868
Sanofi-Aventis	756	51,579
Sanofi-Aventis sponsored ADR	6,300	214,893
Schneider Electric SA	797	90,492
Societe Generale Series A	5,210	278,241
Total SA	690	37,545
Total SA sponsored ADR	7,300	396,974
Unibail-Rodamco	1,242	234,765
Virbac SA	100	11,042
TOTAL FRANCE		3,470,982
Germany - 4.2%
Aixtron AG	550	17,351
Allianz AG sponsored ADR	14,200	161,028
alstria office REIT-AG	638	7,185
BASF AG	2,272	132,392
Bayer AG	2,741	174,592
Bayerische Motoren Werke AG (BMW)	1,659	81,615
Bilfinger Berger AG	300	19,886
Colonia Real Estate AG (a)	10,305	58,710
Colonia Real Estate AG rights 5/5/10 (a)(e)	10,305	0
Daimler AG (United States)	5,900	300,546
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	1,500	$ 116,343
E.ON AG (d)	22,176	815,642
Linde AG	2,268	270,898
MAN SE	857	80,834
Metro AG	1,900	113,673
Munich Re Group (d)	1,602	225,416
Siemens AG sponsored ADR	1,100	107,404
Software AG (Bearer)	163	18,666
TOTAL GERMANY		2,702,181
Greece - 0.3%
Hellenic Telecommunications Organization SA	8,339	91,988
Public Power Corp. of Greece	3,600	58,940
Terna Energy SA	2,749	15,248
TOTAL GREECE		166,176
Hong Kong - 2.8%
China Agri-Industries Holding Ltd.	25,000	32,753
China Mobile (Hong Kong) Ltd.	13,500	132,151
China Resources Power Holdings Co. Ltd.	54,000	109,472
CNOOC Ltd.	130,000	228,665
CNOOC Ltd. sponsored ADR	260	45,739
Hang Lung Group Ltd.	12,000	58,623
Hong Kong Exchanges and Clearing Ltd.	16,800	274,539
Hutchison Whampoa Ltd.	15,000	102,946
Shanghai Industrial Holdings Ltd.	10,000	43,205
Sino-Ocean Land Holdings Ltd.	30,500	23,383
Swire Pacific Ltd. (A Shares)	42,500	492,782
Techtronic Industries Co. Ltd.	99,000	102,873
Texwinca Holdings Ltd.	16,000	17,092
Wharf Holdings Ltd.	22,000	118,982
TOTAL HONG KONG		1,783,205
Hungary - 0.1%
OTP Bank Ltd. (a)	2,400	85,362
India - 1.2%
Bank of Baroda	6,931	106,794
Bharat Heavy Electricals Ltd.	1,041	58,176
Housing Development and Infrastructure Ltd. (a)	3,029	18,225
Housing Development Finance Corp. Ltd.	1,479	93,273
Infosys Technologies Ltd. sponsored ADR	2,000	119,760
Common Stocks - continued
	Shares	Value
India - continued
Jain Irrigation Systems Ltd.	2,034	$ 49,850
JSW Steel Ltd.	2,406	65,956
Jyothy Laboratories Ltd.	1,366	5,229
Reliance Industries Ltd.	2,133	49,420
Rural Electrification Corp. Ltd. (a)	5,399	30,707
Tata Consultancy Services Ltd.	4,150	71,279
Tata Power Co. Ltd.	813	24,758
Tata Steel Ltd.	2,990	41,332
Ultratech Cement Ltd.	758	16,565
Unitech Ltd.	4,394	8,274
TOTAL INDIA		759,598
Indonesia - 1.0%
PT Astra International Tbk	17,000	87,863
PT Bank Negara Indonesia (Persero) Tbk	44,000	12,525
PT Bank Rakyat Indonesia Tbk	178,000	174,247
PT Delta Dunia Petroindo Tbk (a)	90,500	10,431
PT Gudang Garam Tbk	7,500	22,760
PT Indo Tambangraya Megah Tbk	6,000	25,688
PT Indocement Tunggal Prakarsa Tbk	30,000	51,992
PT Indofood Sukses Makmur Tbk	106,500	45,445
PT Indosat Tbk	29,500	19,139
PT Indosat Tbk sponsored ADR	600	19,650
PT Kalbe Farma Tbk	43,500	9,916
PT Perusahaan Gas Negara Tbk Series B	103,500	46,491
PT Semen Gresik Tbk	67,500	60,791
PT Tambang Batubbara Bukit Asam Tbk	6,000	12,215
PT XL Axiata Tbk (a)	25,000	10,195
TOTAL INDONESIA		609,348
Ireland - 0.8%
CRH PLC sponsored ADR	16,900	483,171
Israel - 0.3%
Cellcom Israel Ltd.	600	18,180
Check Point Software Technologies Ltd. (a)	1,200	42,744
Mizrahi Tefahot Bank Ltd. (a)	1,000	8,919
Partner Communications Co. Ltd. ADR	2,342	45,997
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,210	71,063
TOTAL ISRAEL		186,903
Italy - 1.7%
Azimut Holdings SpA	15,136	170,581
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA	12,300	$ 161,461
Interpump Group SpA (a)	2,725	13,687
Intesa Sanpaolo SpA	123,402	406,768
Saipem SpA	3,010	112,410
UniCredit SpA	72,701	190,549
TOTAL ITALY		1,055,456
Japan - 12.4%
Aisin Seiki Co. Ltd.	2,300	70,251
Aozora Bank Ltd. (a)	9,000	12,935
Asahi Co. Ltd.	500	7,671
Autobacs Seven Co. Ltd.	3,900	137,640
Credit Saison Co. Ltd.	5,300	77,518
Daikoku Denki Co. Ltd.	1,000	17,737
Daikokutenbussan Co. Ltd.	2,800	82,214
Denso Corp.	13,000	379,402
East Japan Railway Co.	6,800	454,902
Fanuc Ltd.	2,200	259,803
Fast Retailing Co. Ltd.	600	90,924
FCC Co. Ltd.	800	16,625
Fukuoka (REIT) Investment Fund	2	12,797
GCA Savvian Group Corp. (a)	14	19,078
Glory Ltd.	400	10,254
Goldcrest Co. Ltd.	320	8,762
Gunma Bank Ltd.	2,000	10,817
Honda Motor Co. Ltd.	5,200	175,965
Japan Retail Fund Investment Corp.	80	107,825
Japan Steel Works Ltd.	11,000	120,488
JSR Corp.	4,300	87,804
Kamigumi Co. Ltd.	2,000	16,587
Keyence Corp.	710	169,998
Kobayashi Pharmaceutical Co. Ltd.	3,800	153,327
Konica Minolta Holdings, Inc.	8,500	107,524
Kyoto Kimono Yuzen Co. Ltd.	800	7,452
Meiko Network Japan Co. Ltd.	900	6,305
Miraca Holdings, Inc.	4,700	151,113
Miraial Co. Ltd.	200	6,326
Mitsubishi UFJ Financial Group, Inc.	75,300	392,412
Mitsui & Co. Ltd.	33,500	503,502
MS&AD Insurance Group Holdings, Inc. (a)	3,990	114,689
Nabtesco Corp.	1,000	12,669
Nachi-Fujikoshi Corp.	5,000	15,171
Common Stocks - continued
	Shares	Value
Japan - continued
Nagaileben Co. Ltd.	300	$ 6,803
Nihon Parkerizing Co. Ltd.	1,000	14,309
Nippon Electric Glass Co. Ltd.	11,000	168,753
Nippon Seiki Co. Ltd.	2,000	22,059
Nippon Telegraph & Telephone Corp.	1,400	56,988
Nippon Thompson Co. Ltd.	28,000	191,675
Nitto Kohki Co. Ltd.	300	6,487
Obic Co. Ltd.	610	122,675
ORIX Corp.	2,240	206,281
Osaka Securities Exchange Co. Ltd.	34	175,556
OSG Corp.	1,400	16,649
Promise Co. Ltd. (a)	9,600	91,779
SAZABY, Inc.	400	7,197
Seven & i Holdings Co., Ltd.	3,900	99,733
Shin-Etsu Chemical Co., Ltd.	3,600	207,535
Shiseido Co. Ltd.	7,200	150,945
SHO-BOND Holdings Co. Ltd.	3,500	67,854
Shoei Co. Ltd.	400	4,195
SOFTBANK CORP.	3,000	67,098
Sumitomo Corp.	19,800	238,442
Sumitomo Metal Industries Ltd.	45,000	122,155
Sumitomo Mitsui Financial Group, Inc.	6,200	205,056
The Daishi Bank Ltd., Niigata	2,000	6,771
The Nippon Synthetic Chemical Industry Co. Ltd.	1,000	7,080
THK Co. Ltd.	800	17,588
Toho Holdings Co. Ltd.	1,200	19,214
Tokio Marine Holdings, Inc.	3,500	104,203
Tokyo Electric Power Co.	6,000	150,586
Tokyo Gas Co., Ltd.	46,000	195,490
Toridoll Corp.	4	7,997
Toyota Motor Corp.	14,000	540,960
Tsumura & Co.	500	14,639
Tsutsumi Jewelry Co. Ltd.	400	9,377
Unicharm Petcare Corp.	600	19,994
USS Co. Ltd.	4,380	299,834
Xebio Co. Ltd.	2,400	51,076
Yamada Denki Co. Ltd.	2,900	226,924
Yamatake Corp.	500	12,461
Yamato Kogyo Co. Ltd.	5,200	166,026
TOTAL JAPAN		7,918,931
Common Stocks - continued
	Shares	Value
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	4,400	$ 41,793
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	31,787
TOTAL KAZAKHSTAN		73,580
Korea (South) - 2.4%
CJ CheilJedang Corp.	181	35,988
CJ Corp.	670	38,712
Daelim Industrial Co.	246	13,970
Hynix Semiconductor, Inc. (a)	3,670	92,877
Hyundai Engineering & Construction Co. Ltd.	1,012	48,867
Hyundai Mobis	437	72,522
Hyundai Motor Co.	1,055	128,647
Industrial Bank of Korea	4,750	66,045
Kia Motors Corp.	2,130	51,965
Korea Exchange Bank	5,260	64,193
KT Corp.	1,060	47,040
LG Display Co. Ltd.	1,250	53,153
LG Display Co. Ltd. sponsored ADR	800	16,880
LG Innotek Co. Ltd.	301	46,525
Lumens Co. Ltd. (a)	2,452	32,178
NCsoft Corp.	254	37,758
NHN Corp. (a)	1,297	216,209
Samsung Electronics Co. Ltd.	315	239,474
Shinhan Financial Group Co. Ltd.	5,120	217,763
Shinhan Financial Group Co. Ltd. sponsored ADR	300	25,542
TOTAL KOREA (SOUTH)		1,546,308
Lebanon - 0.0%
BLOM Bank SAL GDR	50	4,694
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	2,449	95,314
(NY Shares) Class A (a)	6,900	267,927
Evraz Group SA GDR (a)	1,900	68,521
GlobeOp Financial Services SA	2,300	9,628
L'Occitane Ltd.	4,000	7,769
Millicom International Cellular SA	200	17,656
Oriflame Cosmetics SA unit	100	5,667
Ternium SA sponsored ADR (a)	1,200	44,328
TOTAL LUXEMBOURG		516,810
Common Stocks - continued
	Shares	Value
Malaysia - 0.0%
Top Glove Corp. Bhd	4,600	$ 18,264
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	2,500	128,700
Banco Compartamos SA de CV	4,200	24,124
Cemex SA de CV sponsored ADR	9,429	112,017
Desarrolladora Homex SAB de CV sponsored ADR (a)	4,080	118,116
Genomma Lab Internacional SA de CV (a)	3,500	11,491
Grupo Financiero Banorte SAB de CV Series O	14,000	58,144
Wal-Mart de Mexico SA de CV Series V	100,000	232,843
TOTAL MEXICO		685,435
Netherlands - 2.2%
Aalberts Industries NV	1,300	21,182
ASM International NV (NASDAQ) (a)	5,835	151,768
ASML Holding NV (NY Shares)	4,000	130,640
Gemalto NV	3,455	154,030
Heijmans NV unit (a)	710	11,935
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	17,910	159,915
sponsored ADR (a)	6,800	60,316
James Hardie Industries NV sponsored ADR (a)	4,135	146,627
Koninklijke Ahold NV	8,344	114,427
Koninklijke KPN NV	18,844	282,748
QIAGEN NV (a)	7,000	159,950
X5 Retail Group NV GDR (Reg. S) (a)	300	10,612
TOTAL NETHERLANDS		1,404,150
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	2,600	20,049
Norway - 0.4%
Aker Solutions ASA	6,400	106,973
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	10,000	14,828
DnB NOR ASA	4,300	50,898
Orkla ASA (A Shares)	8,400	70,785
Sevan Marine ASA (a)	10,000	14,479
TOTAL NORWAY		257,963
Panama - 0.1%
Copa Holdings SA Class A	700	39,676
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.1%
Lihir Gold Ltd. sponsored ADR	2,400	$ 85,128
Oil Search Ltd.	1,312	6,814
TOTAL PAPUA NEW GUINEA		91,942
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,200	105,248
Philippines - 0.2%
Jollibee Food Corp.	12,500	16,433
Megaworld Corp.	70,000	2,108
Philippine Long Distance Telephone Co. sponsored ADR	1,400	78,736
TOTAL PHILIPPINES		97,277
Poland - 0.3%
Bank Polska Kasa Opieki SA	1,200	68,705
Bank Zachodni WBK SA	700	51,760
KGHM Polska Miedz SA (Bearer)	1,000	37,480
Pol-Aqua SA	553	4,220
Trakcja Polska SA	2,900	4,210
TOTAL POLAND		166,375
Portugal - 0.2%
Energias de Portugal SA	36,102	129,215
Russia - 1.5%
Cherkizovo Group OJSC GDR (a)	1,018	19,752
Gazprom Neft (a)	927	5,099
LSR Group OJSC GDR (Reg. S) (a)	1,100	9,316
Magnit OJSC GDR (Reg. S)	2,900	54,349
Mechel Steel Group OAO sponsored ADR	2,200	56,540
Novorossiysk Commercial Sea Port JSC (a)	27,200	5,440
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	200	2,665
OAO Gazprom sponsored ADR	6,867	159,452
OAO NOVATEK GDR	1,200	89,907
OAO Tatneft sponsored ADR	1,800	54,274
OGK-2 JSC (a)	79,500	4,929
OJSC MMC Norilsk Nickel sponsored ADR (a)	5,600	107,520
OJSC Oil Company Rosneft GDR (Reg. S)	12,900	103,238
Polymetal JSC GDR (Reg. S) (a)	3,500	36,468
RusHydro JSC sponsored ADR (a)	7,200	41,258
Sberbank (Savings Bank of the Russian Federation)	29,600	79,920
Sberbank (Savings Bank of the Russian Federation) GDR	150	40,354
Common Stocks - continued
	Shares	Value
Russia - continued
Sistema JSFC sponsored GDR (a)	2,200	$ 58,510
TGK-1 OAO (a)	7,102,100	6,108
TOTAL RUSSIA		935,099
Singapore - 1.5%
Allgreen Properties Ltd.	19,000	17,320
CapitaLand Ltd.	27,000	72,933
City Developments Ltd.	10,000	76,826
DBS Group Holdings Ltd.	7,000	77,077
Keppel Land Ltd.	4,000	10,781
Singapore Exchange Ltd.	41,000	243,078
Straits Asia Resources Ltd.	20,000	29,305
United Overseas Bank Ltd.	19,000	277,969
Wing Tai Holdings Ltd.	57,000	74,851
Yanlord Land Group Ltd.	55,000	67,926
TOTAL SINGAPORE		948,066
South Africa - 2.4%
Absa Group Ltd.	2,584	48,976
African Bank Investments Ltd.	11,100	53,422
African Rainbow Minerals Ltd.	10,063	272,129
AngloGold Ashanti Ltd.	900	37,953
AngloGold Ashanti Ltd. sponsored ADR	100	4,186
Aspen Pharmacare Holdings Ltd. (a)	5,400	61,044
Aveng Ltd.	8,600	43,311
Clicks Group Ltd.	44,361	185,876
Foschini Ltd.	2,120	19,660
Illovo Sugar Ltd.	4,900	19,437
Impala Platinum Holdings Ltd.	3,000	85,616
Imperial Holdings Ltd.	3,538	47,180
JSE Ltd.	14,600	142,946
Mr. Price Group Ltd.	32,700	185,491
MTN Group Ltd.	2,100	31,080
Murray & Roberts Holdings Ltd.	4,771	26,741
Mvelaphanda Resources Ltd. (a)	6,922	48,074
Shoprite Holdings Ltd.	3,800	40,642
Standard Bank Group Ltd.	6,737	104,605
Woolworths Holdings Ltd.	13,462	42,738
TOTAL SOUTH AFRICA		1,501,107
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	7,759	101,876
Banco Popular Espanol SA	15,300	108,345
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Santander SA	10,716	$ 135,592
Banco Santander SA sponsored ADR	23,300	287,522
Banesto SA (Reg.)	700	7,173
Grifols SA	346	4,381
Iberdrola SA	7,500	59,527
Inditex SA	2,770	171,463
Prosegur Compania de Seguridad SA (Reg.)	3,151	146,220
Telefonica SA sponsored ADR	12,040	816,071
TOTAL SPAIN		1,838,170
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares) (d)	4,289	273,725
Intrum Justitia AB	1,600	18,898
Swedish Match Co.	4,100	92,962
Telefonaktiebolaget LM Ericsson (B Shares)	13,551	156,414
TOTAL SWEDEN		541,999
Switzerland - 7.1%
ABB Ltd. sponsored ADR	8,800	168,608
Actelion Ltd. (a)	2,902	117,703
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,655	142,176
Credit Suisse Group sponsored ADR	7,600	347,320
Nestle SA	19,730	965,452
Novartis AG sponsored ADR	5,000	254,250
Roche Holding AG (participation certificate)	8,309	1,311,947
Sonova Holding AG Class B	2,049	254,013
The Swatch Group AG:
(Bearer)	600	175,786
(Reg.)	189	10,307
Transocean Ltd. (a)	3,020	218,799
UBS AG (a)	4,073	63,103
UBS AG (NY Shares) (a)	5,300	81,726
Zurich Financial Services AG	1,991	441,415
TOTAL SWITZERLAND		4,552,605
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	10,000	9,767
Advanced Semiconductor Engineering, Inc. sponsored ADR	9,000	43,740
Alpha Networks, Inc.	10,000	9,624
Asia Cement Corp.	33,000	31,042
AU Optronics Corp.	45,000	51,870
AU Optronics Corp. sponsored ADR	6,100	70,699
Cathay Financial Holding Co. Ltd. (a)	33,000	52,823
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chroma ATE, Inc.	5,000	$ 10,705
Formosa Plastics Corp.	12,000	26,671
Fubon Financial Holding Co. Ltd. (a)	48,000	58,540
Hon Hai Precision Industry Co. Ltd. (Foxconn)	49,965	234,659
Macronix International Co. Ltd.	72,000	47,896
Taiwan Mobile Co. Ltd.	27,000	51,691
Taiwan Semiconductor Manufacturing Co. Ltd.	62,169	121,721
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,310	24,463
Wistron Corp.	26,000	49,977
TOTAL TAIWAN		895,888
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	12,500	29,045
Banpu PCL unit	1,100	21,555
Siam Commercial Bank PCL (For. Reg.)	50,400	126,770
Total Access Communication PCL (For. Reg.)	200	209
TOTAL THAILAND		177,579
Turkey - 1.5%
Albaraka Turk Katilim Bankasi AS	20,000	38,689
Anadolu Efes Biracilik ve Malt Sanyii AS	10,000	124,933
Asya Katilim Bankasi AS	56,000	148,952
Coca-Cola Icecek AS	17,500	172,790
Enka Insaat ve Sanayi AS	3,000	14,508
Hurriyet Gazetecilik ve Matbaacilik AS (a)	13,890	15,394
Tofas Turk Otomobil Fabrikasi AS	11,647	49,285
Tupras-Turkiye Petrol Rafinerileri AS	200	4,467
Turk Hava Yollari AO	14,000	46,454
Turkiye Garanti Bankasi AS	73,700	358,896
TOTAL TURKEY		974,368
United Arab Emirates - 0.0%
DP World Ltd.	51,902	28,183
United Kingdom - 15.8%
Aberdeen Asset Management PLC	27,018	56,728
Aegis Group PLC	44,539	88,473
AMEC PLC	863	10,966
Anglo American PLC (United Kingdom) (a)	12,231	519,453
Babcock International Group PLC	17,800	158,715
BAE Systems PLC	48,500	254,166
Barclays PLC	46,033	236,432
Barclays PLC Sponsored ADR	3,859	78,801
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Begbies Traynor Group PLC	9,400	$ 11,061
Bellway PLC	6,628	76,081
BG Group PLC	26,092	440,965
BHP Billiton PLC ADR	13,400	817,400
BlueBay Asset Management	1,287	7,343
Bovis Homes Group PLC (a)	11,448	74,266
BP PLC sponsored ADR	6,600	344,190
Britvic PLC	2,400	17,588
Carphone Warehouse Group PLC (a)	17,500	51,479
Centrica PLC	31,775	142,709
Chloride Group PLC	3,857	17,659
Cobham PLC	23,500	95,246
Dechra Pharmaceuticals PLC	900	6,296
Derwent London PLC	800	17,627
GlaxoSmithKline PLC sponsored ADR	5,000	186,450
Great Portland Estates PLC	18,172	86,977
H&T Group PLC	2,659	9,551
Hikma Pharmaceuticals PLC	3,751	35,849
HSBC Holdings PLC:
(United Kingdom)	30,879	314,381
sponsored ADR	5,900	300,251
Imperial Tobacco Group PLC	3,451	98,299
InterContinental Hotel Group PLC ADR	11,600	204,044
International Power PLC	12,589	63,713
Johnson Matthey PLC	5,992	159,336
Man Group PLC	32,015	118,175
Meggitt PLC	5,100	24,264
Misys PLC (a)	30,600	108,946
Mothercare PLC	9,099	79,788
National Grid PLC	8,200	79,062
Persimmon PLC (a)	1,737	12,600
Prudential PLC	30,708	269,562
Quintain Estates & Development PLC (a)	9,076	7,754
Reckitt Benckiser Group PLC	5,738	298,038
Rio Tinto PLC	8,396	427,021
Rio Tinto PLC sponsored ADR	7,560	384,502
Rotork PLC	500	10,732
Royal Dutch Shell PLC Class A sponsored ADR	14,900	934,975
Serco Group PLC	27,686	265,692
Shaftesbury PLC	18,733	111,466
Spectris PLC	1,593	21,795
Spirax-Sarco Engineering PLC	1,704	40,082
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SSL International PLC	3,810	$ 49,912
St. Modwen Properties PLC (a)	2,400	6,336
Standard Chartered PLC (United Kingdom)	16,001	426,762
TalkTalk Telecom Group PLC (a)	35,000	67,662
Ted Baker PLC	2,175	17,406
Tesco PLC	59,183	392,492
Ultra Electronics Holdings PLC	800	18,886
Unite Group PLC (a)	31,402	104,837
Victrex PLC	5,018	77,142
Vodafone Group PLC	11,100	24,593
Vodafone Group PLC sponsored ADR	22,400	497,280
Wolseley PLC (a)	5,563	138,917
Xstrata PLC	2,500	41,004
TOTAL UNITED KINGDOM		10,040,178
United States of America - 4.0%
Advanced Energy Industries, Inc. (a)	4,781	70,376
Allergan, Inc.	1,900	121,011
Autoliv, Inc. (a)	4,400	240,900
Berkshire Hathaway, Inc. Class B (a)	1,450	111,650
Central European Distribution Corp. (a)	1,100	38,115
Cymer, Inc. (a)	1,750	59,763
Dril-Quip, Inc. (a)	200	11,586
Evercore Partners, Inc. Class A	300	10,752
Freeport-McMoRan Copper & Gold, Inc.	700	52,871
ION Geophysical Corp. (a)	12,911	77,595
Juniper Networks, Inc. (a)	11,980	340,352
Kansas City Southern (a)	680	27,574
Lam Research Corp. (a)	197	7,988
Martin Marietta Materials, Inc.	140	13,423
Mead Johnson Nutrition Co. Class A	2,800	144,508
Mohawk Industries, Inc. (a)	2,610	166,361
Philip Morris International, Inc.	2,800	137,424
PriceSmart, Inc.	2,300	57,224
ResMed, Inc. (a)	2,630	179,971
Solutia, Inc. (a)	484	8,518
Union Pacific Corp.	2,100	158,886
Visa, Inc. Class A	5,600	505,288
TOTAL UNITED STATES OF AMERICA		2,542,136
TOTAL COMMON STOCKS (Cost $63,013,654)		62,113,497
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Italy - 0.3%
Fiat SpA (Risparmio Shares)	8,700	$ 70,571
Telecom Italia SpA (Risparmio Shares)	118,500	133,744
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $232,067)		204,315
Investment Companies - 0.2%

United States of America - 0.2%
iShares MSCI EAFE Growth Index ETF	2,000	110,440
iShares MSCI EAFE Small Cap Index ETF	1,000	37,630
TOTAL INVESTMENT COMPANIES (Cost $150,520)		148,070
Money Market Funds - 4.7%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $3,002,520)	3,002,520	3,002,520
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 05/03/10 (Collateralized by U.S. Treasury Obligations) # (Cost $623,000)	$ 623,010	623,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $67,021,761)		66,091,402
NET OTHER ASSETS - (3.7)%		(2,385,807)
NET ASSETS - 100%		$ 63,705,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,239 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$623,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 111,848
Bank of America, NA	130,259
Barclays Capital, Inc.	69,472
Credit Agricole Sec Usa Inc	43,420
Credit Suisse Securities (USA) LLC	6,616
Deutsche Bank Securities, Inc.	86,840
Mizuho Securities USA, Inc.	43,420
RBC Capital Markets Corp.	65,130
RBS Securities, Inc.	18,233
Societe Generale, New York Branch	43,420
Wachovia Capital Markets LLC	4,342
$ 623,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 6,900
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 10,040,178	$ 3,747,893	$ 6,292,285	$ -
Japan	7,918,931	3,102,611	4,816,320	-
Switzerland	4,552,605	1,070,703	3,481,902	-
France	3,470,982	1,136,851	2,334,131	-
Brazil	2,859,974	2,859,974	-	-
Germany	2,702,181	568,978	2,133,203	-
United States of America	2,542,136	2,542,136	-	-
Australia	1,922,270	-	1,922,270	-
Canada	1,908,847	1,908,847	-	-
Other	24,399,708	8,473,169	15,926,539	-
Investment Companies	148,070	148,070	-	-
Money Market Funds	3,002,520	3,002,520	-	-
Cash Equivalents	623,000	-	623,000	-
Total Investments in Securities:	$ 66,091,402	$ 28,561,752	$ 37,529,650	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 369
Total Realized Gain (Loss)	(25,822)
Total Unrealized Gain (Loss)	25,854
Cost of Purchases	-
Proceeds of Sales	(401)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $25,768,512 of which $10,061,563 and $15,706,949 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,828,120 and repurchase agreements of $623,000) - See accompanying schedule: Unaffiliated issuers (cost $64,019,241)	$ 63,088,882
Fidelity Central Funds (cost $3,002,520)	3,002,520
Total Investments (cost $67,021,761)		$ 66,091,402
Foreign currency held at value (cost $13,588)		13,607
Receivable for investments sold		536,672
Receivable for fund shares sold		368,060
Dividends receivable		283,374
Distributions receivable from Fidelity Central Funds		4,557
Prepaid expenses		67
Receivable from investment adviser for expense reductions		34,858
Other receivables		7,243
Total assets		67,339,840

Liabilities
Payable to custodian bank	$ 64,338
Payable for investments purchased	319,136
Payable for fund shares redeemed	103,736
Accrued management fee	35,982
Distribution fees payable	2,674
Other affiliated payables	16,912
Other payables and accrued expenses	88,947
Collateral on securities loaned, at value	3,002,520
Total liabilities		3,634,245

Net Assets		$ 63,705,595
Net Assets consist of:
Paid in capital		$ 89,948,593
Undistributed net investment income		309,495
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,619,752)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(932,741)
Net Assets		$ 63,705,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,937,181 ÷ 582,497 shares)	$ 6.76

Maximum offering price per share (100/94.25 of $6.76)	$ 7.17
Class T: Net Asset Value and redemption price per share ($992,342 ÷ 145,499 shares)	$ 6.82

Maximum offering price per share (100/96.50 of $6.82)	$ 7.07
Class B: Net Asset Value and offering price per share ($272,480 ÷ 40,101 shares) A	$ 6.79

Class C: Net Asset Value and offering price per share ($1,377,941 ÷ 203,092 shares) A	$ 6.78

Total International Equity: Net Asset Value, offering price and redemption price per share ($57,016,498 ÷ 8,436,592 shares)	$ 6.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,153 ÷ 16,193 shares)	$ 6.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 742,497
Interest		494
Income from Fidelity Central Funds		6,900
		749,891
Less foreign taxes withheld		(65,683)
Total income		684,208

Expenses
Management fee Basic fee	$ 193,813
Performance adjustment	(16,103)
Transfer agent fees	78,658
Distribution fees	16,160
Accounting and security lending fees	14,222
Custodian fees and expenses	144,469
Independent trustees' compensation	142
Registration fees	40,813
Audit	46,993
Legal	217
Miscellaneous	307
Total expenses before reductions	519,691
Expense reductions	(170,452)	349,239
Net investment income (loss)		334,969
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,385,131
Foreign currency transactions	(14,538)
Total net realized gain (loss)		1,370,593
Change in net unrealized appreciation (depreciation) on: Investment securities	1,161,672
Assets and liabilities in foreign currencies	(8,389)
Total change in net unrealized appreciation (depreciation)		1,153,283
Net gain (loss)		2,523,876
Net increase (decrease) in net assets resulting from operations		$ 2,858,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 334,969	$ 445,721
Net realized gain (loss)	1,370,593	(15,995,813)
Change in net unrealized appreciation (depreciation)	1,153,283	25,959,338
Net increase (decrease) in net assets resulting from operations	2,858,845	10,409,246
Distributions to shareholders from net investment income	(411,223)	(859,670)
Distributions to shareholders from net realized gain	(169,935)	-
Total distributions	(581,158)	(859,670)
Share transactions - net increase (decrease)	18,752,967	(6,640,043)
Redemption fees	1,296	1,869
Total increase (decrease) in net assets	21,031,950	2,911,402

Net Assets
Beginning of period	42,673,645	39,762,243
End of period (including undistributed net investment income of $309,495 and undistributed net investment income of $385,749, respectively)	$ 63,705,595	$ 42,673,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.11
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.43	1.61	(5.10)
Distributions from net investment income	(.04)	(.11)	-
Distributions from net realized gain	(.03)	-	-
Total distributions	(.07)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.76	$ 6.40	$ 4.90
Total Return B, C, D	6.70%	33.87%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	2.09%	2.00%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.47% A	1.47%	1.48%
Net investment income (loss)	1.03% A	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,937	$ 3,727	$ 5,944
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.04	.09
Net realized and unrealized gain (loss)	.39	1.57	(5.21)
Total from investment operations	.42	1.61	(5.12)
Distributions from net investment income	-	(.09)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.82	$ 6.40	$ 4.88
Total Return B, C, D	6.56%	33.74%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.37% A	2.34%	2.42%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%
Expenses net of all reductions	1.71% A	1.72%	1.73%
Net investment income (loss)	.78% A	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 992	$ 1,526	$ 2,567
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.05
Net realized and unrealized gain (loss)	.39	1.56	(5.19)
Total from investment operations	.40	1.58	(5.14)
Distributions from net investment income	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.79	$ 6.39	$ 4.86
Total Return B, C, D	6.26%	32.95%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.83% A	2.82%	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.21% A	2.22%	2.24%
Net investment income (loss)	.28% A	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 272	$ 1,337	$ 2,505
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.05
Net realized and unrealized gain (loss)	.38	1.56	(5.19)
Total from investment operations	.39	1.58	(5.14)
Distributions from net investment income	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 6.78	$ 6.39	$ 4.86
Total Return B, C, D	6.10%	33.10%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.85% A	2.85%	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%
Expenses net of all reductions	2.22% A	2.22%	2.23%
Net investment income (loss)	.28% A	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,378	$ 1,714	$ 2,787
Portfolio turnover rate G	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.13
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.44	1.62	(5.08)
Distributions from net investment income	(.06)	(.12)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 6.76	$ 6.41	$ 4.91
Total Return B, C	6.81%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.84% A	1.87%	1.89%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.21% A	1.22%	1.23%
Net investment income (loss)	1.28% A	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,016	$ 33,061	$ 23,226
Portfolio turnover rate F	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.13
Net realized and unrealized gain (loss)	.40	1.55	(5.21)
Total from investment operations	.44	1.62	(5.08)
Distributions from net investment income	(.08)	(.12)	(.01)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 6.74	$ 6.41	$ 4.91
Total Return B, C	6.81%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.81% A	1.80%	1.91%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%
Expenses net of all reductions	1.21% A	1.22%	1.23%
Net investment income (loss)	1.28% A	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 1,308	$ 2,733
Portfolio turnover rate F	74% A	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results
Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,456,755
Gross unrealized depreciation	(7,299,723)
Net unrealized appreciation (depreciation)	$ (1,842,968)

Tax cost	$ 67,934,370

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as as addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,944,503 and $19,526,618, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,179	$ 45
Class T	.25%	.25%	2,204	249
Class B	.75%	.25%	1,888	1,572
Class C	.75%	.25%	6,889	3,508
			$ 16,160	$ 5,374

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,106
Class T	1,215
Class B*	466
Class C*	13
$ 3,800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,269.25
Class T	1,410.32
Class B	491.26
Class C	2,061.30
Total International Equity	69,145.29
Institutional Class	282.21
	$ 78,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $313 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $104 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Semiannual Report

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,900.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 11,813
Class T	1.75%	2,757
Class B	2.25%	1,101
Class C	2.25%	4,169
Total International Equity	1.25%	140,420
Institutional Class	1.25%	765
		$ 161,025

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,427 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 26,391	$ 131,963
Class T	-	45,379
Class B	-	24,856
Class C	-	30,949
Total International Equity	382,451	560,888
Institutional Class	2,381	65,635
Total	$ 411,223	$ 859,670
From net realized gain
Class A	$ 14,995	$ -
Total International Equity	154,214	-
Institutional Class	726	-
Total	$ 169,935	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	152,924	372,557	$ 1,023,094	$ 1,887,197
Reinvestment of distributions	5,568	30,531	37,804	130,977
Shares redeemed	(158,082)	(1,035,215)	(1,069,944)	(5,265,367)
Net increase (decrease)	410	(632,127)	$ (9,046)	$ (3,247,193)
Class T
Shares sold	74,101	59,609	$ 498,991	$ 314,219
Reinvestment of distributions	-	10,553	-	45,379
Shares redeemed	(166,978)	(357,387)	(1,145,350)	(2,032,994)
Net increase (decrease)	(92,877)	(287,225)	$ (646,359)	$ (1,673,396)
Class B
Shares sold	21,109	19,155	$ 142,510	$ 103,145
Reinvestment of distributions	-	5,760	-	24,827
Shares redeemed	(190,151)	(331,368)	(1,299,391)	(1,871,062)
Net increase (decrease)	(169,042)	(306,453)	$ (1,156,881)	$ (1,743,090)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	65,987	111,127	$ 445,447	$ 616,982
Reinvestment of distributions	-	7,163	-	30,872
Shares redeemed	(131,288)	(423,400)	(895,775)	(2,395,281)
Net increase (decrease)	(65,301)	(305,110)	$ (450,328)	$ (1,747,427)
Total International Equity
Shares sold	4,812,644	2,869,211	$ 32,585,213	$ 16,097,831
Reinvestment of distributions	74,043	124,381	502,009	533,594
Shares redeemed	(1,607,724)	(2,570,692)	(10,787,456)	(12,899,110)
Net increase (decrease)	3,278,963	422,900	$ 22,299,766	$ 3,732,315
Institutional Class
Shares sold	130	5,817	$ 875	$ 30,049
Reinvestment of distributions	460	15,268	3,106	65,500
Shares redeemed	(188,510)	(373,992)	(1,288,166)	(2,056,801)
Net increase (decrease)	(187,920)	(352,907)	$ (1,284,185)	$ (1,961,252)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

ATIEI-USAN-0610
1.853359.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2010